UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

21650 Oxnard Street, 10th Floor, Woodland Hills, CA 91367

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5, 185 Hudson Street,

Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: January 31

Date of reporting period: April 30, 2017

Item 1 — Schedule of Investments

This filing is on behalf of forty-five of the fifty Investment Company Series of SunAmerica Series Trust.

SunAmerica Series Trust

Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Principal Amount /Shares	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 22.4%
Auto-Cars/Light Trucks — 2.5%
Toyota Motor Credit Corp. FRS Senior Notes 1.27% due 08/15/2018	$1,000,000	$1,001,713
Toyota Motor Credit Corp. FRS Senior Notes 1.42% due 01/09/2019	1,484,000	1,487,925
Toyota Motor Credit Corp. FRS Senior Notes 1.48% due 01/12/2018	1,500,000	1,503,135
Toyota Motor Credit Corp. FRS Senior Notes 1.53% due 04/06/2018	5,500,000	5,516,654
Toyota Motor Credit Corp. Senior Notes 1.55% due 07/13/2018	800,000	800,260
Toyota Motor Credit Corp. FRS Senior Notes 1.62% due 07/13/2018	1,200,000	1,205,646
Toyota Motor Credit Corp. Senior Notes 1.70% due 02/19/2019	694,000	694,826
Toyota Motor Credit Corp. Senior Notes 2.00% due 10/24/2018	1,471,000	1,480,503

		13,690,662

Beverages-Non-alcoholic — 0.5%
Coca-Cola Co. Senior Notes 1.15% due 04/01/2018	2,871,000	2,867,202

Computer Services — 0.8%
International Business Machines Corp. Senior Notes 1.13% due 02/06/2018	1,500,000	1,498,614
International Business Machines Corp. Senior Notes 1.95% due 02/12/2019	3,000,000	3,022,152

		4,520,766

Computers — 2.2%
Apple, Inc. Senior Notes 1.00% due 05/03/2018	4,000,000	3,990,080
Apple, Inc. FRS Senior Notes 1.25% due 02/08/2019	2,500,000	2,500,443
Apple, Inc. Senior Notes 1.30% due 02/23/2018	700,000	700,057
Apple, Inc. FRS Senior Notes 1.42% due 05/03/2018	4,000,000	4,008,836
Apple, Inc. Senior Notes 1.55% due 02/08/2019	800,000	801,202

		12,000,618

Diversified Financial Services — 0.5%
USAA Capital Corp. FRS Senior Notes 1.40% due 02/01/2019*	2,800,000	2,799,630

Diversified Manufacturing Operations — 2.4%
General Electric Capital Corp. FRS Senior Notes 1.30% due 08/07/2018	1,218,000	1,220,548
General Electric Capital Corp. Senior Notes 1.63% due 04/02/2018	600,000	601,981
General Electric Capital Corp. FRS Senior Notes 1.86% due 04/02/2018	1,785,000	1,796,294
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	3,500,000	3,644,162
General Electric Co. Senior Notes 5.25% due 12/06/2017	6,000,000	6,139,392

		13,402,377

Enterprise Software/Service — 0.5%
Oracle Corp. FRS Senior Notes 1.35% due 07/07/2017	2,700,000	2,701,647

Food-Misc./Diversified — 1.2%
Nestle Holdings, Inc. Company Guar. Notes 1.38% due 06/21/2017	4,781,000	4,782,033
Nestle Holdings, Inc. Company Guar. Notes 1.38% due 07/24/2018	1,500,000	1,497,024

		6,279,057

Insurance-Reinsurance — 2.3%
Berkshire Hathaway Finance Corp. FRS Company Guar. Notes 1.65% due 03/07/2018	11,243,000	11,300,148
Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018	1,000,000	996,863
Berkshire Hathaway, Inc. FRS Senior Notes 1.32% due 08/06/2018	478,000	478,669

		12,775,680

Medical-Drugs — 3.1%
Merck & Co., Inc. FRS Senior Notes 1.41% due 05/18/2018	10,970,000	11,008,395
Pfizer, Inc. Senior Notes 1.20% due 06/01/2018	6,000,000	5,989,800

		16,998,195

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	1,000,000	999,119

Networking Products — 1.1%
Cisco Systems, Inc. FRS Senior Notes 1.44% due 06/15/2018	601,000	602,930

Cisco Systems, Inc. Senior Notes 1.65% due 06/15/2018	2,500,000	2,507,163
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	3,000,000	3,030,735

		6,140,828

Oil Companies-Integrated — 4.9%
Chevron Corp. FRS Senior Bonds 1.18% due 02/28/2019	450,000	450,368
Chevron Corp. Senior Notes 1.37% due 03/02/2018	5,860,000	5,856,900
Chevron Corp. FRS Senior Notes 1.54% due 05/16/2018	2,997,000	3,012,204
Chevron Corp. Senior Bonds 1.69% due 02/28/2019	1,350,000	1,351,527
Chevron Corp. Senior Notes 1.79% due 11/16/2018	1,676,000	1,684,392
Exxon Mobil Corp. FRS Senior Notes 1.10% due 03/01/2018	4,100,000	4,102,665
Exxon Mobil Corp. Senior Notes 1.44% due 03/01/2018	4,500,000	4,504,495
Exxon Mobil Corp. FRS Senior Notes 1.65% due 02/28/2018	5,900,000	5,932,609

		26,895,160

Retail-Discount — 0.2%
Wal-Mart Stores, Inc. Senior Notes 1.13% due 04/11/2018	1,000,000	998,659

Total U.S. Corporate Bonds & Notes (cost $123,058,698)		123,069,600

FOREIGN CORPORATE BONDS & NOTES — 51.3%
Banks-Commercial — 21.8%
Australia & New Zealand Banking Group, Ltd. Senior Notes 1.45% due 05/15/2018	3,400,000	3,392,007
Australia & New Zealand Banking Group, Ltd. FRS Senior Notes 1.60% due 01/16/2018*	6,500,000	6,513,988
Australia & New Zealand Banking Group, Ltd. FRS Senior Notes 1.79% due 11/16/2018*	1,000,000	1,008,093
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.00% due 11/16/2018	750,000	752,286
Bank of Montreal Senior Notes 1.35% due 08/28/2018	1,200,000	1,195,656
Bank of Montreal Senior Notes 1.40% due 09/11/2017	4,500,000	4,500,891
Bank of Montreal Senior Notes 1.40% due 04/10/2018	2,000,000	1,999,596
Bank of Montreal FRS Senior Notes 1.76% due 04/09/2018	1,500,000	1,506,369
Bank of Montreal Senior Notes 1.80% due 07/31/2018	1,000,000	1,001,990
Bank of Nova Scotia FRS Senior Notes 1.59% due 06/11/2018	2,000,000	2,003,000
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	9,300,000	9,344,742
Commonwealth Bank of Australia Senior Notes 1.38% due 09/06/2018*	8,050,000	8,005,371
Commonwealth Bank of Australia FRS Senior Notes 1.52% due 03/12/2018*	642,000	642,786
Commonwealth Bank of Australia FRS Senior Bonds 1.96% due 11/02/2018*	800,000	806,363
Commonwealth Bank of Australia FRS Senior Notes 2.19% due 03/15/2019	1,100,000	1,114,719
Commonwealth Bank of Australia NY Senior Notes 1.75% due 11/02/2018	5,000,000	4,997,605
Commonwealth Bank of Australia NY Senior Notes 2.50% due 09/20/2018	1,000,000	1,011,650
Cooperatieve Rabobank UA Senior Notes 2.25% due 01/14/2019	3,825,000	3,851,301
Dexia Credit Local SA NY Government Guar. Notes 2.25% due 01/30/2019	2,750,000	2,759,653
National Australia Bank, Ltd. FRS Senior Notes 1.79% due 07/23/2018	6,700,000	6,732,495
National Australia Bank, Ltd. FRS Senior Notes 1.79% due 07/23/2018*	1,000,000	1,004,850

Nordea Bank AB Senior Notes 1.88% due 09/17/2018*	1,083,000	1,082,978
Nordea Bank AB Senior Notes 1.88% due 09/17/2018	332,000	332,256
Rabobank Nederland NY Senior Notes 1.70% due 03/19/2018	3,060,000	3,064,247
Royal Bank of Canada Senior Notes 1.50% due 01/16/2018	2,525,000	2,525,722
Royal Bank of Canada Senior Notes 1.50% due 06/07/2018	1,900,000	1,900,234
Royal Bank of Canada FRS Senior Notes 1.61% due 01/10/2019	4,500,000	4,512,141
Royal Bank of Canada Senior Notes 1.80% due 07/30/2018	3,772,000	3,779,155
Royal Bank of Canada Senior Notes 2.20% due 07/27/2018	1,650,000	1,661,873
Svenska Handelsbanken AB Senior Notes 2.50% due 01/25/2019	3,000,000	3,034,500
Swedbank AB Senior Notes 2.38% due 02/27/2019*	1,900,000	1,913,226
Toronto-Dominion Bank Senior Notes 1.40% due 04/30/2018	3,000,000	2,997,600
Toronto-Dominion Bank FRS Senior Notes 1.42% due 03/13/2018	1,000,000	1,001,176
Toronto-Dominion Bank Senior Notes 1.45% due 09/06/2018	2,700,000	2,695,337
Toronto-Dominion Bank Senior Notes 1.75% due 07/23/2018	2,800,000	2,805,155
Toronto-Dominion Bank FRS Senior Notes 1.99% due 01/22/2019	4,500,000	4,554,900
Toronto-Dominion Bank Senior Notes 2.63% due 09/10/2018	2,498,000	2,531,039
Westpac Banking Corp. FRS Senior Notes 1.48% due 05/25/2018	2,104,000	2,108,833
Westpac Banking Corp. Senior Notes 1.55% due 05/25/2018	300,000	300,172
Westpac Banking Corp. FRS Senior Notes 1.79% due 11/23/2018	2,000,000	2,015,392
Westpac Banking Corp. FRS Senior Notes 1.91% due 07/30/2018	7,430,000	7,477,611
Westpac Banking Corp. Senior Notes 1.95% due 11/23/2018	2,871,000	2,875,378
Westpac Banking Corp. Senior Notes 2.25% due 01/17/2019	700,000	704,314

		120,018,650

Banks-Export/Import — 1.0%
Svensk Exportkredit AB Senior Notes 1.13% due 04/05/2018	4,500,000	4,488,660
Svensk Exportkredit AB Senior Notes 1.25% due 04/12/2019	1,000,000	992,360

		5,481,020

Banks-Special Purpose — 12.4%
Bank Nederlandse Gemeenten NV Senior Notes 1.13% due 05/25/2018*	1,500,000	1,495,806
Bank Nederlandse Gemeenten NV Senior Notes 1.38% due 03/19/2018	5,000,000	5,000,545
Bank Nederlandse Gemeenten NV Senior Notes 1.38% due 01/28/2019	3,876,000	3,861,911
Bank Nederlandse Gemeenten NV Senior Notes 1.50% due 02/15/2019*	348,000	347,297
Bank Nederlandse Gemeenten NV Senior Notes 1.50% due 02/15/2019	1,944,000	1,940,073
KFW Government Guar. Notes 1.00% due 09/07/2018	6,000,000	5,972,675
KFW Government Guar. Notes 1.13% due 11/16/2018	1,000,000	995,710
KFW Government Guar. Notes 1.50% due 02/06/2019	8,800,000	8,806,776
L-Bank BW Foerderbank Government Guar. Notes 1.00% due 04/23/2018	10,200,000	10,165,157
Nederlandse Waterschapsbank NV Senior Notes 0.88% due 07/13/2018	3,000,000	2,980,848
Nederlandse Waterschapsbank NV Senior Notes 1.25% due 01/16/2018	4,000,000	3,997,840
Nederlandse Waterschapsbank NV Senior Notes 1.50% due 01/23/2019*	3,500,000	3,494,040

Nederlandse Waterschapsbank NV Senior Notes 1.88% due 03/13/2019	2,000,000	2,009,010
NRW Bank Government Guar. Notes 1.38% due 08/20/2018	4,500,000	4,492,147
Oesterreichische Kontrollbank AG Government Guar. Notes 1.13% due 05/29/2018	4,900,000	4,886,819
Oesterreichische Kontrollbank AG Government Guar. Notes 1.63% due 03/12/2019	8,000,000	8,010,720

		68,457,374

Medical-Drugs — 0.7%
Sanofi Senior Notes 1.25% due 04/10/2018	4,000,000	3,997,044

Oil Companies-Integrated — 5.5%
Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017	3,035,000	3,032,074
Shell International Finance BV FRS Company Guar. Notes 1.61% due 11/10/2018	1,700,000	1,711,461
Shell International Finance BV Company Guar. Notes 1.63% due 11/10/2018	5,250,000	5,264,905
Shell International Finance BV Company Guar. Notes 1.90% due 08/10/2018	6,500,000	6,531,785
Statoil ASA Company Guar. Notes 1.20% due 01/17/2018	3,000,000	2,992,695
Statoil ASA FRS Company Guar. Notes 1.63% due 11/08/2018	1,997,000	2,008,481
Statoil ASA Company Guar. Notes 1.95% due 11/08/2018	4,500,000	4,516,681
Total Capital Canada, Ltd. Company Guar. Notes 1.45% due 01/15/2018	979,000	978,572
Total Capital International SA Company Guar. Notes 2.13% due 01/10/2019	1,500,000	1,512,242
Total Capital SA Company Guar. Notes 2.13% due 08/10/2018	1,500,000	1,511,957

		30,060,853

SupraNational Banks — 9.1%
African Development Bank Senior Notes 1.63% due 10/02/2018	4,500,000	4,514,661
Asian Development Bank Senior Notes 0.88% due 04/26/2018	5,000,000	4,982,745
Asian Development Bank Senior Notes 1.88% due 10/23/2018	2,000,000	2,015,118
Council of Europe Senior Bonds 1.00% due 02/04/2019	1,200,000	1,188,936
European Bank for Reconstruction & Development Senior Notes 1.63% due 11/15/2018	12,626,000	12,663,487
European Investment Bank Senior Notes 1.00% due 03/15/2018	5,000,000	4,988,270
European Investment Bank FRS Senior Notes 1.01% due 07/06/2018*	2,000,000	1,999,296
European Investment Bank Senior Notes 1.13% due 08/15/2018	3,500,000	3,488,975
European Investment Bank Senior Notes 1.63% due 12/18/2018	4,000,000	4,011,560
European Investment Bank Senior Notes 1.88% due 03/15/2019	400,000	402,588
Inter-American Development Bank Senior Notes 0.88% due 03/15/2018	2,000,000	1,993,096
Inter-American Development Bank FRS Senior Notes 1.03% due 11/26/2018	3,900,000	3,897,609
Nordic Investment Bank Senior Notes 1.13% due 03/19/2018	4,000,000	3,994,220

		50,140,561

Winding-Up Agency — 0.8%
FMS Wertmanagement AoeR Government Guar. Notes 1.00% due 11/21/2017	2,000,000	1,997,762
FMS Wertmanagement AoeR Government Guar. Notes 1.63% due 11/20/2018	2,420,000	2,427,071

		4,424,833

Total Foreign Corporate Bonds & Notes (cost $282,827,399)		282,580,335

U.S. GOVERNMENT AGENCIES — 2.9%
Federal Home Loan Bank — 2.7%
0.88% due 10/01/2018	3,400,000	3,381,565
1.25% due 01/16/2019	2,500,000	2,497,250
1.75% due 12/14/2018	9,165,000	9,234,040

		15,112,855

Federal National Mtg. Assoc. — 0.2%
Federal National Mtg. Assoc. 1.13% due 12/14/2018	1,000,000	997,311

Total U.S. Government Agencies (cost $16,121,703)		16,110,166

FOREIGN GOVERNMENT OBLIGATIONS — 15.4%
Regional Agencies — 6.1%
Kommunalbanken AS Senior Notes 2.13% due 03/15/2019	5,250,000	5,300,951
Kommunekredit Notes 1.13% due 01/16/2018	3,000,000	2,995,896
Kommunekredit Senior Notes 1.25% due 08/27/2018	5,000,000	4,986,665
Kommuninvest I Sverige AB Government Guar. Notes 1.00% due 10/24/2017	2,000,000	1,997,320
Kommuninvest I Sverige AB Government Guar. Notes 1.13% due 10/09/2018	7,000,000	6,970,033
Municipality Finance PLC Government Guar. Notes 1.13% due 04/17/2018	7,100,000	7,083,542
Municipality Finance PLC Senior Notes 1.25% due 09/10/2018*	3,500,000	3,490,855
Municipality Finance PLC Senior Notes 1.25% due 09/10/2018	737,000	735,074

		33,560,336

Regional Authority — 5.8%
Province of Ontario, Canada Senior Notes 1.10% due 10/25/2017	3,412,000	3,408,404
Province of Ontario, Canada Senior Notes 1.20% due 02/14/2018	5,000,000	4,993,725
Province of Ontario, Canada Senior Notes 1.63% due 01/18/2019	967,000	967,435
Province of Ontario, Canada Senior Notes 2.00% due 09/27/2018	5,500,000	5,537,015
Province of Ontario, Canada Senior Notes 3.00% due 07/16/2018	1,500,000	1,527,457
Province of Quebec, Canada Senior Notes 4.63% due 05/14/2018	3,000,000	3,098,190
State of North Rhine-Westphalia Senior Notes 1.13% due 11/21/2017	3,900,000	3,895,675
State of North Rhine-Westphalia FRS Senior Notes 1.22% due 11/23/2018	1,500,000	1,502,865
State of North Rhine-Westphalia Senior Notes 1.25% due 02/20/2018	6,400,000	6,386,976
State of North Rhine-Westphalia Senior Notes 1.38% due 01/30/2019	900,000	895,467

		32,213,209

Sovereign Agency — 3.5%
Caisse d’Amortissement de la Dette Sociale Senior Notes 1.50% due 01/28/2019*	4,400,000	4,393,444
Caisse d’Amortissement de la Dette Sociale Senior Notes 1.50% due 01/28/2019	1,200,000	1,197,154
Caisse d’Amortissement de la Dette Sociale FRS Senior Notes 1.51% due 03/15/2018*	2,000,000	1,999,554
Caisse des Depots et Consignations Senior Notes 1.25% due 06/04/2018	1,400,000	1,394,207
Caisse des Depots et Consignations Senior Notes 1.50% due 11/13/2018	1,600,000	1,596,505
Export Development Canada Senior Notes 1.00% due 11/01/2018	500,000	497,335
Kommunalbanken AS Senior Notes 1.13% due 05/23/2018	8,000,000	7,977,792

		19,055,991

Total Foreign Government Obligations (cost $85,073,843)		84,829,536

U.S. GOVERNMENT TREASURIES — 2.9%
United States Treasury Notes — 2.9%
1.13% due 01/15/2019	5,000,000	4,991,015
1.25% due 12/15/2018	1,000,000	1,000,312
1.38% due 12/31/2018	1,800,000	1,803,938
1.50% due 02/28/2019	8,000,000	8,035,000

Total U.S. Government Treasuries (cost $15,818,656)		15,830,265

Total Long-Term Investment Securities (cost $522,900,299)		522,419,902

SHORT-TERM INVESTMENT SECURITIES — 4.6%
Certificates of Deposit — 1.7%
Bank of Nova Scotia FRS 1.43% due 02/28/2019	2,000,000	1,999,280
Nordea Bank AB NY FRS 1.44% due 03/07/2019	2,000,000	1,999,260
Nordea Bank AB NY FRS 1.44% due 04/10/2019	2,000,000	1,999,240
Royal Bank of Canada NY FRS 1.86% due 03/22/2018	500,000	500,745
Svenska Handelsbanken FRS 1.44% due 02/12/2019	3,000,000	2,998,950

		9,497,475

Commercial Paper — 2.8%
Caisse des Depots et Consignations 1.05% due 06/16/2017*	2,000,000	1,997,360
Caisse des Depots et Consignations 1.11% due 06/20/2017*	3,000,000	2,995,650
CPPIB Capital, Inc. 0.85% due 05/10/2017*	1,000,000	999,730
Erste Abwicklungsanstalt 1.09% due 06/07/2017*	5,000,000	4,995,250
Novartis Finance Corp. 0.88% due 06/05/2017*	4,200,000	4,196,220

		15,184,210

Registered Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.68%(1)	665,647	665,647

Total Short-Term Investment Securities (cost $25,347,948)		25,347,332

TOTAL INVESTMENTS (cost $548,248,247)(2)	99.5%	547,767,234
Other assets less liabilities	0.5	2,829,038

NET ASSETS	100.0%	$550,596,272

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2017, the aggregate value of these securities was $56,181,787 representing 10.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	The rate shown is the 7-day yield as of April 30, 2017.
(2)	See Note 3 for cost of investments on a tax basis.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at April 30, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$123,069,600	$—	$123,069,600
Foreign Corporate Bonds & Notes	—	282,580,335	—	282,580,335
U.S. Government Agencies	—	16,110,166	—	16,110,166
Foreign Government Obligations	—	84,829,536	—	84,829,536
U.S. Government Treasuries	—	15,830,265	—	15,830,265
Short-Term Investment Securities:
Registered Investment Companies	665,647	—	—	665,647
Other Short-Term Securities	—	24,681,685	—	24,681,685

Total Investments at Value	$665,647	$547,101,587	$—	$547,767,234

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 82.3%
Advanced Materials — 0.1%
Hexcel Corp. Senior Notes 3.95% due 02/15/2027	$1,260,000	$1,282,843

Advertising Agencies — 0.5%
Interpublic Group of Cos., Inc. Senior Notes 2.25% due 11/15/2017	2,160,000	2,166,182
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	1,000,000	1,031,516
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	250,000	261,584
Omnicom Group, Inc. Company Guar. Notes 3.63% due 05/01/2022	3,000,000	3,128,766
Omnicom Group, Inc. Company Guar. Notes 3.65% due 11/01/2024	1,770,000	1,810,692

		8,398,740

Advertising Sales — 0.1%
Lamar Media Corp. Company Guar. Notes 5.75% due 02/01/2026	300,000	326,625
Outfront Media Capital LLC Company Guar. Notes 5.63% due 02/15/2024	300,000	315,000
Outfront Media Capital LLC Company Guar. Notes 5.88% due 03/15/2025	800,000	846,000

		1,487,625

Aerospace/Defense — 1.0%
Alcoa, Inc. Senior Notes 5.87% due 02/23/2022	3,500,000	3,774,750
Arconic, Inc. Senior Notes 5.40% due 04/15/2021	2,200,000	2,359,500
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	4,440,000	4,589,881
Lockheed Martin Corp. Senior Notes 2.90% due 03/01/2025	2,155,000	2,138,613
Lockheed Martin Corp. Senior Notes 3.55% due 01/15/2026	2,190,000	2,259,086
Rockwell Collins, Inc. Senior Notes 3.10% due 11/15/2021	750,000	765,834

		15,887,664

Aerospace/Defense-Equipment — 0.2%
TransDigm, Inc. Company Guar. Notes 5.50% due 10/15/2020	325,000	332,313
TransDigm, Inc. Company Guar. Notes 6.00% due 07/15/2022	450,000	463,500
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	375,000	377,812
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	1,500,000	1,541,250
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025*	150,000	153,375
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025	975,000	996,937

		3,865,187

Agricultural Chemicals — 0.2%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/2019*	2,940,000	3,146,773

Airlines — 0.2%
Southwest Airlines Co. Senior Notes 2.75% due 11/06/2019	1,000,000	1,016,433
Southwest Airlines Co. Senior Notes 7.38% due 03/01/2027	1,215,000	1,542,467

		2,558,900

Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	475,000	472,625
Under Armour, Inc. Senior Notes 3.25% due 06/15/2026	1,980,000	1,823,990

		2,296,615

Applications Software — 0.2%
Nuance Communications, Inc. Company Guar. Notes 5.38% due 08/15/2020*	879,000	897,679
Nuance Communications, Inc. Company Guar. Notes 5.63% due 12/15/2026*	1,125,000	1,162,968
Nuance Communications, Inc. Company Guar. Notes 6.00% due 07/01/2024*	350,000	369,250
PTC, Inc. Senior Notes 6.00% due 05/15/2024	150,000	160,500

		2,590,397

Auto-Cars/Light Trucks — 1.3%
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	3,000,000	2,842,146
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	550,000	576,443
Ford Motor Credit Co. LLC Senior Notes 4.38% due 08/06/2023	5,500,000	5,766,062
General Motors Co. Senior Notes 4.00% due 04/01/2025	1,055,000	1,059,697
General Motors Co. Senior Notes 5.20% due 04/01/2045	3,250,000	3,151,574

General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	1,750,000	1,765,498
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	2,750,000	2,778,248
Hyundai Capital America Senior Notes 2.60% due 03/19/2020*	2,500,000	2,500,768

		20,440,436

Auto-Truck Trailers — 0.1%
BCD Acquisition, Inc. Senior Sec. Notes 9.63% due 09/15/2023*	900,000	969,750

Auto/Truck Parts & Equipment-Original — 0.3%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.50% due 04/01/2027*	1,150,000	1,141,375
Cooper-Standard Automotive, Inc. Company Guar. Notes 5.63% due 11/15/2026*	275,000	278,781
Tenneco, Inc. Company Guar. Notes 5.38% due 12/15/2024	800,000	826,000
TI Group Automotive Systems, LLC Company Guar. Notes 8.75% due 07/15/2023*	1,100,000	1,177,000
ZF North America Capital, Inc. Company Guar. Notes 4.75% due 04/29/2025*	800,000	832,056

		4,255,212

Auto/Truck Parts & Equipment-Replacement — 0.0%
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	550,000	560,313

Banks-Commercial — 2.0%
Associated Banc-Corp Sub. Notes 4.25% due 01/15/2025	2,710,000	2,776,192
BB&T Corp. Senior Notes 2.25% due 02/01/2019	2,445,000	2,462,450
Branch Banking & Trust Co. Sub. Notes 3.80% due 10/30/2026	3,000,000	3,150,492
City National Corp. Senior Notes 5.25% due 09/15/2020	2,205,000	2,412,147
Compass Bank Senior Notes 2.75% due 09/29/2019	1,530,000	1,537,431
Compass Bank Sub. Notes 3.88% due 04/10/2025	3,110,000	3,061,282
Discover Bank Senior Notes 2.00% due 02/21/2018	1,700,000	1,702,693
Discover Bank Sub. Notes 8.70% due 11/18/2019	688,000	779,428
Manufacturers & Traders Trust Co. FRS Sub. Notes 1.69% due 12/01/2021	2,860,000	2,809,950
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	370,000	361,759
PNC Bank NA Senior Notes 2.45% due 11/05/2020	6,750,000	6,800,989
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	1,380,000	1,410,578
Union Bank NA Senior Notes 2.63% due 09/26/2018	2,300,000	2,321,392

		31,586,783

Banks-Fiduciary — 0.4%
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	3,510,000	3,643,998
Wilmington Trust Corp. Sub. Notes 8.50% due 04/02/2018	3,390,000	3,586,471

		7,230,469

Banks-Super Regional — 1.4%
Bank One Corp. Sub. Debentures 8.00% due 04/29/2027	460,000	605,681
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	1,690,000	1,701,837
Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	2,330,000	2,349,162
Fifth Third Bancorp Sub. Notes 4.30% due 01/16/2024	3,485,000	3,669,008
Huntington Bancshares, Inc. Senior Notes 3.15% due 03/14/2021	1,340,000	1,369,291
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	1,780,000	2,043,435
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	3,500,000	3,540,103
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	4,800,000	5,033,266
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	2,330,000	2,447,171

		22,758,954

Beverages-Non-alcoholic — 0.4%
PepsiCo, Inc. Senior Notes 2.15% due 10/14/2020	645,000	650,587
PepsiCo, Inc. Senior Notes 3.10% due 07/17/2022	3,550,000	3,675,865
PepsiCo, Inc. Senior Notes 4.45% due 04/14/2046	1,460,000	1,566,347

		5,892,799

Brewery — 0.9%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	5,000,000	5,061,380
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	5,050,000	5,146,107
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	3,270,000	3,572,321
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046	840,000	794,498

		14,574,306

Broadcast Services/Program — 0.4%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022	75,000	76,500
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series B 6.50% due 11/15/2022	875,000	906,719
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	3,215,000	3,374,937
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 03/01/2021	1,475,000	1,121,000
Nexstar Broadcasting, Inc. Company Guar. Notes 6.13% due 02/15/2022*	725,000	758,074
Nexstar Escrow Corp. Company Guar. Notes 5.63% due 08/01/2024*	825,000	845,625

		7,082,855

Building & Construction Products-Misc. — 0.3%
NCI Building Systems, Inc. Company Guar. Notes 8.25% due 01/15/2023*	475,000	517,750
Ply Gem Industries, Inc. Company Guar. Notes 6.50% due 02/01/2022	550,000	574,750
RSI Home Products, Inc. Sec. Notes 6.50% due 03/15/2023*	1,300,000	1,345,500
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	1,650,000	1,666,500
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	675,000	720,562

		4,825,062

Building Products-Air & Heating — 0.1%
Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	1,415,000	1,409,674

Building Products-Wood — 0.7%
Masco Corp. Senior Notes 4.38% due 04/01/2026	5,125,000	5,420,200
Masco Corp. Senior Notes 4.45% due 04/01/2025	5,110,000	5,433,821
Masco Corp. Senior Notes 5.95% due 03/15/2022	730,000	827,901

		11,681,922

Cable/Satellite TV — 2.5%
Altice US Finance I Corp. Senior Sec. Notes 5.38% due 07/15/2023*	825,000	861,094
Altice US Finance I Corp. Senior Sec. Notes 5.50% due 05/15/2026*	375,000	387,656
Altice US Finance II Corp. Senior Sec. Notes 7.75% due 07/15/2025*	1,075,000	1,198,625
Cablevision Systems Corp. Senior Notes 5.88% due 09/15/2022	925,000	949,281
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2027*	875,000	892,500
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.25% due 09/30/2022	225,000	233,438
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	850,000	886,125
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	500,000	524,690
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 01/15/2024	300,000	315,750
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	475,000	504,536
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	325,000	348,156
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 05/01/2027*	1,400,000	1,489,250
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	1,500,000	1,533,750
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	2,350,000	2,518,603

Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	2,365,000	2,777,392
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	4,690,000	4,716,611
Comcast Corp. Company Guar. Notes 5.88% due 02/15/2018	1,000,000	1,034,175
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	2,625,000	2,579,514
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	375,000	379,451
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	300,000	310,125
CSC Holdings LLC Company Guar. Notes 6.63% due 10/15/2025*	875,000	957,031
CSC Holdings LLC Senior Notes 10.13% due 01/15/2023*	875,000	1,015,000
CSC Holdings LLC Senior Notes 10.88% due 10/15/2025*	625,000	750,781
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	300,000	300,750
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	1,750,000	1,853,757
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	975,000	1,023,750
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	250,000	292,813
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	1,000,000	917,237
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	490,000	545,158
Time Warner Cable, Inc. Senior Sec. Notes 4.00% due 09/01/2021	3,273,000	3,417,477
Time Warner Cable, Inc. Senior Sec. Notes 5.50% due 09/01/2041	3,410,000	3,530,711
Time Warner Cable, Inc. Senior Sec. Notes 6.75% due 06/15/2039	690,000	821,372

		39,866,559

Casino Hotels — 0.6%
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	175,000	188,563
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	1,575,000	1,695,094
Chester Downs & Marina LLC Senior Sec. Notes 9.25% due 02/01/2020*	1,250,000	1,279,687
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	575,000	573,562
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	650,000	710,125
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	1,625,000	1,893,125
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	2,275,000	2,309,125
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	450,000	450,563

		9,099,844

Casino Services — 0.1%
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 6.13% due 08/15/2021*	1,100,000	1,111,913

Cellular Telecom — 0.7%
Sprint Communications, Inc. Senior Notes 6.00% due 11/15/2022	1,875,000	1,953,515
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	1,525,000	1,663,211
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	325,000	362,781
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	2,250,000	2,525,625
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	200,000	213,750
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	625,000	677,344
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	1,200,000	1,330,500
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/01/2023	1,325,000	1,416,094
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	1,350,000	1,447,875

		11,590,695

Chemicals-Diversified — 0.2%
Eco Services Operations LLC/Eco Finance Corp. Senior Notes 8.50% due 11/01/2022*	950,000	1,002,250
FMC Corp. Senior Notes 3.95% due 02/01/2022	1,500,000	1,542,265

Hexion, Inc. Senior Sec. Notes 6.63% due 04/15/2020	1,425,000	1,346,625

		3,891,140

Chemicals-Plastics — 0.0%
Rohm & Haas Co. Company Guar. Notes 6.00% due 09/15/2017	402,000	408,463

Chemicals-Specialty — 0.6%
Albemarle Corp. Senior Notes 4.15% due 12/01/2024	1,465,000	1,532,876
Albemarle Corp. Senior Notes 5.45% due 12/01/2044	1,985,000	2,206,572
Huntsman International LLC Company Guar. Notes 5.13% due 11/15/2022	1,175,000	1,235,219
Platform Specialty Products Corp. Senior Notes 6.50% due 02/01/2022*	3,175,000	3,254,375
PQ Corp. Senior Sec. Notes 6.75% due 11/15/2022*	300,000	325,497
Unifrax I LLC/Unifrax Holding Co. Company Guar. Notes 7.50% due 02/15/2019*	600,000	600,060
Valvoline, Inc. Company Guar. Notes 5.50% due 07/15/2024*	200,000	211,500
Versum Materials, Inc. Company Guar. Notes 5.50% due 09/30/2024*	350,000	363,562
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	525,000	569,625

		10,299,286

Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. Senior Notes 7.50% due 05/01/2025*	825,000	855,937
Peabody Securities Finance Corp. Senior Sec. Notes 6.00% due 03/31/2022*	175,000	178,500
Peabody Securities Finance Corp. Senior Sec. Notes 6.38% due 03/31/2025*	675,000	685,125

		1,719,562

Coatings/Paint — 0.5%
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	1,740,000	1,892,034
RPM International, Inc. Senior Notes 6.13% due 10/15/2019	1,875,000	2,046,341
RPM International, Inc. Senior Notes 6.50% due 02/15/2018	2,350,000	2,438,191
Valspar Corp. Senior Notes 3.30% due 02/01/2025	875,000	855,989
Valspar Corp. Senior Notes 4.40% due 02/01/2045	1,415,000	1,305,827

		8,538,382

Commercial Services — 0.1%
ServiceMaster Co. LLC Company Guar. Notes 5.13% due 11/15/2024*	950,000	980,875
ServiceMaster Co. LLC Senior Notes 7.45% due 08/15/2027	275,000	299,200

		1,280,075

Commercial Services-Finance — 0.6%
Automatic Data Processing, Inc. Senior Notes 3.38% due 09/15/2025	2,490,000	2,594,834
Equifax, Inc. Senior Notes 3.25% due 06/01/2026	2,515,000	2,457,734
Moody’s Corp. Senior Notes 5.50% due 09/01/2020	900,000	988,283
S&P Global, Inc. Company Guar. Notes 4.00% due 06/15/2025	1,150,000	1,206,586
S&P Global, Inc. Company Guar. Notes 4.40% due 02/15/2026	2,070,000	2,216,535
Total System Services, Inc. Senior Notes 4.80% due 04/01/2026	695,000	755,521

		10,219,493

Computer Aided Design — 0.1%
Autodesk, Inc. Senior Notes 4.38% due 06/15/2025	1,820,000	1,915,972

Computer Services — 0.2%
Hewlett Packard Enterprise Co. Senior Notes 3.60% due 10/15/2020	1,670,000	1,726,204
SAIC, Inc. Company Guar. Notes 5.95% due 12/01/2040	850,000	820,962

		2,547,166

Computer Software — 0.2%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	2,125,000	2,249,844
SS&C Technologies Holdings, Inc. Company Guar. Notes 5.88% due 07/15/2023	825,000	876,562

		3,126,406

Computers — 0.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Company Guar. Notes 5.88% due 06/15/2021*	125,000	132,500
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	1,940,000	2,130,758

Diamond 1 Finance Corp./Diamond 2 Finance Corp. Company Guar. Notes 7.13% due 06/15/2024*	1,950,000	2,155,407
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	2,435,000	3,151,565

		7,570,230

Computers-Integrated Systems — 0.2%
NCR Corp. Company Guar. Notes 5.00% due 07/15/2022	625,000	637,500
NCR Corp. Company Guar. Notes 5.88% due 12/15/2021	275,000	286,489
NCR Corp. Company Guar. Notes 6.38% due 12/15/2023	1,150,000	1,232,800
Project Homestake Merger Corp. Company Guar. Notes 8.88% due 03/01/2023*	1,400,000	1,442,000

		3,598,789

Consulting Services — 0.4%
Gartner, Inc. Company Guar. Notes 5.13% due 04/01/2025*	475,000	491,625
Verisk Analytics, Inc. Senior Notes 4.00% due 06/15/2025	250,000	255,737
Verisk Analytics, Inc. Senior Notes 4.13% due 09/12/2022	2,068,000	2,166,747
Verisk Analytics, Inc. Senior Notes 5.50% due 06/15/2045	3,060,000	3,334,782

		6,248,891

Consumer Products-Misc. — 0.3%
Prestige Brands, Inc. Company Guar. Notes 5.38% due 12/15/2021*	1,900,000	1,957,000
Prestige Brands, Inc. Company Guar. Notes 6.38% due 03/01/2024*	900,000	963,000
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025	1,075,000	1,152,303
Spectrum Brands, Inc. Company Guar. Notes 6.13% due 12/15/2024	400,000	426,272

		4,498,575

Containers-Metal/Glass — 0.4%
Ball Corp. Company Guar. Notes 5.25% due 07/01/2025	950,000	1,026,000
BWAY Holding Co. Senior Sec. Notes 5.50% due 04/15/2024*	1,175,000	1,188,219
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	2,425,000	2,421,969
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	900,000	938,250
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.88% due 08/15/2023*	200,000	214,000
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.38% due 08/15/2025*	625,000	679,687

		6,468,125

Containers-Paper/Plastic — 1.2%
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	800,000	831,760
Berry Plastics Corp. Sec. Notes 5.50% due 05/15/2022	1,850,000	1,933,250
Berry Plastics Corp. Sec. Notes 6.00% due 10/15/2022	550,000	584,375
Flex Acquisition Co, Inc. Senior Notes 6.88% due 01/15/2025*	1,950,000	2,008,500
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	1,750,000	1,824,375
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	2,750,000	2,788,302
Packaging Corp. of America Senior Notes 3.90% due 06/15/2022	1,250,000	1,312,062
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	915,000	982,958
Pactiv LLC Senior Notes 7.95% due 12/15/2025	375,000	412,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	1,525,000	1,570,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*	1,300,000	1,399,125
Rock-Tenn Co. Company Guar. Notes 4.00% due 03/01/2023	700,000	726,486
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	1,075,000	1,126,062
Sealed Air Corp. Company Guar. Notes 5.25% due 04/01/2023*	475,000	503,500
Sonoco Products Co. Senior Notes 5.75% due 11/01/2040	770,000	897,098
WestRock RKT Co. Company Guar. Notes 4.45% due 03/01/2019	740,000	770,322

Westvaco Corp. Company Guar. Notes 7.65% due 03/15/2027	225,000	238,637

		19,910,062

Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	2,225,000	2,183,281

Data Processing/Management — 1.1%
Fidelity National Information Services, Inc. Company Guar. Notes 3.50% due 04/15/2023	3,800,000	3,892,116
Fidelity National Information Services, Inc. Company Guar. Notes 3.88% due 06/05/2024	2,265,000	2,346,458
Fidelity National Information Services, Inc. Senior Notes 5.00% due 10/15/2025	1,860,000	2,052,052
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	600,000	624,000
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	3,950,000	4,098,125
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*	1,000,000	1,072,200
Fiserv, Inc. Senior Notes 3.85% due 06/01/2025	3,250,000	3,367,605

		17,452,556

Decision Support Software — 0.1%
MSCI, Inc. Company Guar. Notes 5.75% due 08/15/2025*	975,000	1,050,563

Diagnostic Equipment — 0.8%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	3,425,000	3,467,052
Abbott Laboratories Senior Notes 4.90% due 11/30/2046	2,900,000	3,034,052
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	4,475,000	4,117,000
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	2,040,000	1,956,697

		12,574,801

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.00% due 05/01/2025	750,000	755,625
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	275,000	282,736

		1,038,361

Direct Marketing — 0.1%
Anna Merger Sub, Inc. Senior Notes 7.75% due 10/01/2022*	1,900,000	1,610,250

Disposable Medical Products — 0.3%
C.R. Bard, Inc. Senior Notes 3.00% due 05/15/2026	2,215,000	2,187,731
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*(1)	2,525,000	2,600,750

		4,788,481

Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.63% due 04/15/2021*	450,000	461,812
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	225,000	239,625
HD Supply, Inc. Company Guar. Notes 5.75% due 04/15/2024*	850,000	903,125
Performance Food Group, Inc. Company Guar. Notes 5.50% due 06/01/2024*	225,000	232,875

		1,837,437

Diversified Banking Institutions — 6.7%
Bank of America Corp. FRS Senior Notes 3.71% due 04/24/2028	2,975,000	2,979,094
Bank of America Corp. FRS Senior Notes 3.82% due 01/20/2028	3,170,000	3,193,474
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,000,000	1,002,143
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	3,350,000	3,490,372
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	3,500,000	3,531,490
Bank of America Corp. Senior Notes 5.63% due 07/01/2020	9,100,000	9,994,466
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	6,540,000	7,299,817
Citigroup, Inc. Senior Notes 2.75% due 04/25/2022	2,880,000	2,871,516
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	3,340,000	3,295,648
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	1,340,000	1,339,232
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	3,100,000	3,155,053
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	1,370,000	1,477,379

Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	3,000,000	3,286,056
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	2,500,000	2,761,630
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	2,685,000	2,646,191
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	3,000,000	3,169,317
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	4,000,000	4,512,868
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	3,800,000	4,794,715
JPMorgan Chase & Co. FRS Senior Notes 2.78% due 04/25/2023	2,020,000	2,017,889
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,510,000	1,520,005
JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	10,500,000	10,754,782
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	2,330,000	2,401,531
Morgan Stanley Senior Notes 2.50% due 04/21/2021	4,695,000	4,679,107
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	8,250,000	8,274,667
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	4,000,000	4,152,092
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	2,000,000	2,171,210
Morgan Stanley Senior Notes 5.50% due 07/24/2020	5,000,000	5,462,455
Morgan Stanley Senior Notes 6.38% due 07/24/2042	450,000	582,843

		106,817,042

Diversified Manufacturing Operations — 1.0%
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	4,013,000	4,153,720
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	859,000	936,605
Koppers, Inc. Company Guar. Notes 6.00% due 02/15/2025*	400,000	419,000
Parker-Hannifin Corp. Senior Notes 3.25% due 03/01/2027*	3,140,000	3,175,517
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/2021	3,540,000	3,763,795
Textron, Inc. Senior Notes 3.88% due 03/01/2025	905,000	924,895
Textron, Inc. Senior Notes 4.30% due 03/01/2024	1,945,000	2,052,868

		15,426,400

E-Commerce/Services — 0.4%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	4,450,000	4,777,298
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	930,000	1,021,827
Match Group, Inc. Senior Notes 6.38% due 06/01/2024	500,000	544,375
Match Group, Inc. Senior Notes 6.75% due 12/15/2022	800,000	836,504

		7,180,004

Electric Products-Misc. — 0.3%
Molex Electronic Technologies LLC Senior Notes 3.90% due 04/15/2025*	2,500,000	2,502,852
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 12/15/2021	2,000,000	2,055,000
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 06/15/2024	250,000	256,875

		4,814,727

Electric-Distribution — 0.2%
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/2017	820,000	833,944
Great River Energy 1st Mtg. Bonds 5.83% due 07/01/2017*	243,840	244,736
UIL Holdings Corp. Senior Notes 4.63% due 10/01/2020	2,070,000	2,139,645

		3,218,325

Electric-Generation — 0.2%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026	1,240,000	1,230,464
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	1,880,000	1,906,617

		3,137,081

Electric-Integrated — 2.9%
Ameren Corp. Senior Notes 3.65% due 02/15/2026	1,480,000	1,503,314
American Electric Power Co., Inc. Senior Notes 2.95% due 12/15/2022	2,900,000	2,944,857
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	1,145,000	1,313,826

Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	1,367,000	1,465,695
Duke Energy Corp. Senior Notes 1.80% due 09/01/2021	600,000	583,121
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	1,810,000	1,710,198
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	2,000,000	1,831,980
Entergy Gulf States Louisiana LLC 1st Mtg. Notes 5.59% due 10/01/2024	125,000	145,434
Eversource Energy Senior Notes 3.35% due 03/15/2026	3,300,000	3,271,551
Exelon Corp. Senior Notes 3.95% due 06/15/2025	1,500,000	1,557,840
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	4,900,000	5,150,316
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	500,000	490,488
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	1,000,000	1,071,836
Midamerican Energy Holdings Co. Senior Notes 5.95% due 05/15/2037	4,750,000	5,883,136
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.55% due 05/01/2027	1,125,000	1,132,221
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.63% due 06/15/2023	3,000,000	3,064,392
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 4.50% due 06/01/2021	2,000,000	2,141,650
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	2,500,000	2,602,498
PPL Capital Funding, Inc. Company Guar. Notes 4.20% due 06/15/2022	590,000	623,693
PSEG Power LLC Company Guar. Notes 2.45% due 11/15/2018	1,275,000	1,281,810
PSEG Power LLC Company Guar. Notes 4.15% due 09/15/2021	725,000	762,223
Southern Co. Senior Notes 3.25% due 07/01/2026	4,950,000	4,817,969
Virginia Electric & Power Co. Senior Notes 5.00% due 06/30/2019	810,000	863,229

		46,213,277

Electronic Components-Misc. — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	1,100,000	1,121,027

Electronic Components-Semiconductors — 0.6%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027*	3,440,000	3,490,730
Intel Corp. Senior Notes 3.70% due 07/29/2025	1,400,000	1,473,169
Intel Corp. Senior Notes 4.90% due 07/29/2045	2,190,000	2,479,980
Micron Technology, Inc. Senior Notes 5.25% due 08/01/2023*	250,000	258,750
Micron Technology, Inc. Senior Notes 5.25% due 01/15/2024*	225,000	231,975
Micron Technology, Inc. Senior Notes 5.50% due 02/01/2025	92,000	96,140
Microsemi Corp. Company Guar. Notes 9.13% due 04/15/2023*	550,000	632,500
Qorvo, Inc. Company Guar. Notes 7.00% due 12/01/2025	950,000	1,054,500

		9,717,744

Electronic Forms — 0.2%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/2025	3,310,000	3,379,719

Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc. Senior Notes 3.05% due 09/22/2026	3,330,000	3,201,519
Keysight Technologies, Inc. Senior Notes 4.55% due 10/30/2024	4,175,000	4,343,803

		7,545,322

Electronic Parts Distribution — 0.2%
Ingram Micro, Inc. Senior Notes 5.00% due 08/10/2022	2,800,000	2,835,274

Electronic Security Devices — 0.1%
Allegion US Holding Co., Inc. Company Guar. Notes 5.75% due 10/01/2021	875,000	912,734

Energy-Alternate Sources — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp. Company Guar. Notes 8.50% due 11/01/2021*	1,350,000	1,431,000
TerraForm Power Operating LLC Company Guar. Notes 6.38% due 02/01/2023*	1,325,000	1,369,719
TerraForm Power Operating LLC Company Guar. Notes 6.63% due 06/15/2025*	525,000	555,187

		3,355,906

Engineering/R&D Services — 0.0%
Engility Corp. Company Guar. Notes 8.88% due 09/01/2024*	675,000	720,563

Enterprise Software/Service — 0.7%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	2,075,000	2,110,026
Infor Software Parent LLC/Infor Software Parent, Inc. Company Guar. Notes 7.13% due 05/01/2021*(1)	2,550,000	2,606,100
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	2,225,000	2,314,000
Informatica Corp. Senior Notes 7.13% due 07/15/2023*	2,000,000	1,967,500
Sophia LP/Sophia Finance, Inc. Senior Notes 9.00% due 09/30/2023*	1,800,000	1,881,000

		10,878,626

Finance-Auto Loans — 0.2%
Ally Financial, Inc. Senior Notes 4.63% due 03/30/2025	600,000	592,125
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	825,000	842,531
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	1,950,000	1,996,313

		3,430,969

Finance-Commercial — 0.2%
Football Trust V Pass-Through Certs. 5.35% due 10/05/2020*(2)	2,400,000	2,544,893

Finance-Consumer Loans — 0.7%
HSBC Finance Corp. Sub. Notes 6.68% due 01/15/2021	7,178,000	8,154,847
Navient Corp. Senior Notes 5.88% due 10/25/2024	1,525,000	1,483,062
Navient Corp. Senior Notes 6.50% due 06/15/2022	50,000	51,688
Navient Corp. Senior Notes 7.25% due 09/25/2023	625,000	653,125
SLM Corp. Senior Notes 5.50% due 01/25/2023	250,000	247,337
SLM Corp. Senior Notes 6.13% due 03/25/2024	650,000	643,500

		11,233,559

Finance-Credit Card — 1.1%
American Express Co. Sub. Notes 3.63% due 12/05/2024	3,550,000	3,625,814
Capital One Bank USA NA Senior Notes 2.15% due 11/21/2018	1,650,000	1,651,772
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	6,100,000	6,141,864
Discover Financial Services Senior Notes 3.85% due 11/21/2022	3,212,000	3,292,573
Visa, Inc. Senior Notes 3.15% due 12/14/2025	3,460,000	3,517,301

		18,229,324

Finance-Investment Banker/Broker — 1.7%
Bear Stearns Cos. LLC Company Guar. Notes 7.25% due 02/01/2018	3,810,000	3,967,620
Cantor Fitzgerald LP Bonds 7.88% due 10/15/2019*	2,200,000	2,408,201
Jefferies Group LLC Senior Notes 4.85% due 01/15/2027	3,475,000	3,608,871
Jefferies Group LLC Senior Notes 5.13% due 01/20/2023	4,020,000	4,340,177
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	1,170,000	1,289,522
Raymond James Financial, Inc. Senior Notes 5.63% due 04/01/2024	2,150,000	2,436,227
Raymond James Financial, Inc. Senior Notes 8.60% due 08/15/2019	2,650,000	3,022,542
Stifel Financial Corp. Senior Notes 3.50% due 12/01/2020	2,540,000	2,598,791
Stifel Financial Corp. Senior Notes 4.25% due 07/18/2024	865,000	883,103
TD Ameritrade Holding Corp. Senior Notes 3.63% due 04/01/2025	2,650,000	2,733,229

		27,288,283

Finance-Mortgage Loan/Banker — 0.2%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	2,450,000	2,474,500

Finance-Other Services — 0.3%
CBOE Holdings, Inc. Senior Notes 3.65% due 01/12/2027	3,000,000	3,028,932
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 10.38% due 11/01/2018	1,155,000	1,301,379
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	625,000	642,187

		4,972,498

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Notes 6.63% due 10/01/2028	250,000	265,875

Firearms & Ammunition — 0.1%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020(2)	1,525,000	991,250

Food-Baking — 0.1%
Flowers Foods, Inc. Senior Notes 3.50% due 10/01/2026	2,180,000	2,159,240

Food-Catering — 0.1%
AdvancePierre Foods Holdings, Inc. Company Guar. Notes 5.50% due 12/15/2024*	525,000	585,375
Aramark Services, Inc. Company Guar. Notes 4.75% due 06/01/2026	275,000	280,500
Aramark Services, Inc. Company Guar. Notes 5.00% due 04/01/2025*	325,000	339,625
Aramark Services, Inc. Company Guar. Notes 5.13% due 01/15/2024	1,075,000	1,134,125

		2,339,625

Food-Flour & Grain — 0.3%
Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	625,000	621,875
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*	225,000	235,125
Post Holdings, Inc. Company Guar. Notes 7.75% due 03/15/2024*	1,000,000	1,111,250
Post Holdings, Inc. Company Guar. Notes 8.00% due 07/15/2025*	1,950,000	2,218,125

		4,186,375

Food-Meat Products — 0.3%
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	750,000	765,885
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	1,475,000	1,517,720
Tyson Foods, Inc. Company Guar. Notes 4.50% due 06/15/2022	1,250,000	1,336,809
Tyson Foods, Inc. Company Guar. Notes 5.15% due 08/15/2044	1,250,000	1,335,300

		4,955,714

Food-Misc./Diversified — 0.8%
Hearthside Group Holdings LLC/Hearthside Finance Co. Company Guar. Notes 6.50% due 05/01/2022*	1,125,000	1,133,438
Kellogg Co. Senior Notes 1.75% due 05/17/2017	1,580,000	1,580,232
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	1,355,000	1,291,027
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	3,405,000	3,496,046
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	2,810,000	2,673,538
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045	1,830,000	1,934,396
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	725,000	747,656

		12,856,333

Food-Retail — 0.4%
Albertsons Cos. LLC/Safeway, Inc. Senior Notes 5.75% due 03/15/2025*	900,000	875,250
Albertsons Cos. LLC/Safeway, Inc. Senior Notes 6.63% due 06/15/2024*	1,025,000	1,048,062
Kroger Co. Senior Notes 3.50% due 02/01/2026	3,150,000	3,155,585
Kroger Co. Company Guar. Notes 6.90% due 04/15/2038	940,000	1,225,374

		6,304,271

Food-Wholesale/Distribution — 0.1%
US Foods, Inc. Company Guar. Notes 5.88% due 06/15/2024*	1,400,000	1,463,000

Forestry — 0.2%
Plum Creek Timberlands LP Senior Notes 3.25% due 03/15/2023	1,370,000	1,382,592
Plum Creek Timberlands LP Senior Notes 4.70% due 03/15/2021	1,200,000	1,280,215

		2,662,807

Gambling (Non-Hotel) — 0.2%
Eagle II Acquisition Co., LLC Senior Notes 6.00% due 04/01/2025*	425,000	439,344
Mohegan Tribal Gaming Authority Company Guar. Notes 7.88% due 10/15/2024*	1,125,000	1,151,719
Pinnacle Entertainment, Inc. Senior Notes 5.63% due 05/01/2024*	1,275,000	1,316,437

		2,907,500

Garden Products — 0.0%
Scotts Miracle-Gro Co Company Guar. Notes 5.25% due 12/15/2026*	100,000	103,250

Gas-Distribution — 0.9%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	350,000	353,500
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	650,000	661,375

AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.75% due 05/20/2027	225,000	225,563
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	1,350,000	1,370,250
Atmos Energy Corp. Senior Notes 8.50% due 03/15/2019	230,000	257,521
National Fuel Gas Co. Senior Notes 3.75% due 03/01/2023	3,800,000	3,805,624
National Fuel Gas Co. Senior Notes 4.90% due 12/01/2021	1,880,000	1,997,718
Sempra Energy Senior Notes 3.55% due 06/15/2024	3,000,000	3,069,942
Sempra Energy Senior Notes 6.00% due 10/15/2039	1,170,000	1,419,404
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	1,120,000	1,042,013

		14,202,910

Gold Mining — 0.1%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/2035	760,000	856,170

Home Decoration Products — 0.2%
Newell Rubbermaid, Inc. Senior Notes 4.20% due 04/01/2026	3,500,000	3,678,724

Hotels/Motels — 1.0%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/2020	2,400,000	2,604,000
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	3,169,000	3,477,978
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024*	600,000	604,500
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 4.63% due 04/01/2025*	250,000	256,875
Hyatt Hotels Corp. Senior Notes 3.38% due 07/15/2023	4,420,000	4,495,732
Marriott International, Inc. Senior Notes 3.00% due 03/01/2019	4,550,000	4,631,245

		16,070,330

Independent Power Producers — 0.4%
Calpine Corp. Senior Notes 5.38% due 01/15/2023	200,000	197,000
Calpine Corp. Senior Notes 5.75% due 01/15/2025	2,225,000	2,152,687
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	325,000	341,250
NRG Energy, Inc. Company Guar. Notes 6.25% due 05/01/2024	1,675,000	1,669,138
NRG Energy, Inc. Company Guar. Notes 6.63% due 03/15/2023	800,000	812,000
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027	775,000	767,250
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	400,000	409,000

		6,348,325

Insurance Brokers — 0.3%
Hub Holdings LLC/Hub Holdings Finance, Inc. Senior Notes 8.13% due 07/15/2019*(1)	1,000,000	1,005,000
HUB International, Ltd. Senior Notes 7.88% due 10/01/2021*	2,700,000	2,828,655
USIS Merger Sub, Inc. Senior Notes 6.88% due 05/01/2025*	1,025,000	1,042,937

		4,876,592

Insurance-Life/Health — 1.4%
Aflac, Inc. Senior Notes 2.88% due 10/15/2026	4,275,000	4,168,215
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	1,900,000	2,028,894
Lincoln National Corp. Senior Notes 7.00% due 06/15/2040	1,425,000	1,868,899
Pacific LifeCorp Senior Bonds 6.60% due 09/15/2033*	2,700,000	3,329,400
Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/2040*	875,000	1,142,489
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	2,740,000	2,759,827
Principal Financial Group, Inc. Company Guar. Notes 3.30% due 09/15/2022	1,850,000	1,893,775
Prudential Financial, Inc. Senior Notes 6.20% due 11/15/2040	850,000	1,071,826
Prudential Financial, Inc. Senior Notes 6.63% due 12/01/2037	2,130,000	2,808,509
TIAA Asset Management Finance Co. LLC Senior Notes 4.13% due 11/01/2024*	1,080,000	1,113,173

		22,185,007

Insurance-Multi-line — 0.6%
CNA Financial Corp. Senior Notes 5.88% due 08/15/2020	570,000	631,557
CNA Financial Corp. Senior Notes 7.35% due 11/15/2019	810,000	910,584
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 04/15/2042	2,255,000	2,904,584
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	2,870,000	4,644,002

		9,090,727

Insurance-Mutual — 0.4%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	3,120,000	3,218,118
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	680,000	744,658
Liberty Mutual Group, Inc. Company Guar. Notes 5.00% due 06/01/2021*	580,000	630,587
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	1,008,000	1,636,452
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/2039*	420,000	577,906

		6,807,721

Insurance-Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 3.13% due 03/15/2026	1,890,000	1,906,165

Internet Security — 0.0%
Symantec Corp. Senior Notes 5.00% due 04/15/2025*	675,000	697,781

Investment Management/Advisor Services — 0.4%
Eaton Vance Corp. Senior Notes 3.63% due 06/15/2023	1,100,000	1,136,856
Eaton Vance Corp. Senior Notes 6.50% due 10/02/2017	288,000	294,226
FMR LLC Senior Notes 5.35% due 11/15/2021*	1,260,000	1,389,077
FMR LLC Notes 7.49% due 06/15/2019*	400,000	442,303
FMR LLC Bonds 7.57% due 06/15/2029*	2,200,000	2,914,806
Franklin Resources, Inc. Senior Notes 4.63% due 05/20/2020	890,000	955,385

		7,132,653

Machinery-Farming — 0.2%
AGCO Corp. Senior Notes 5.88% due 12/01/2021	2,750,000	3,001,870

Machinery-General Industrial — 0.6%
Roper Industries, Inc. Senior Notes 6.25% due 09/01/2019	290,000	316,324
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	1,225,000	1,247,921
Roper Technologies, Inc. Senior Notes 3.85% due 12/15/2025	3,510,000	3,595,226
Wabtec Corp. Company Guar. Notes 3.45% due 11/15/2026*	2,385,000	2,337,579
Zebra Technologies Corp. Senior Notes 7.25% due 10/15/2022	1,525,000	1,648,906

		9,145,956

Machinery-Pumps — 0.1%
Xylem, Inc. Senior Notes 3.25% due 11/01/2026	1,040,000	1,035,530

Medical Information Systems — 0.0%
Quintiles IMS, Inc. Company Guar. Notes 5.00% due 10/15/2026*	725,000	739,500

Medical Instruments — 0.1%
Teleflex, Inc. Company Guar. Notes 4.88% due 06/01/2026	100,000	101,500
Teleflex, Inc. Company Guar. Notes 5.25% due 06/15/2024	900,000	927,000

		1,028,500

Medical Labs & Testing Services — 0.2%
Eagle Holding Co. II LLC Senior Notes 7.63% due 05/15/2022*	450,000	458,438
Laboratory Corp. of America Holdings Senior Notes 3.75% due 08/23/2022	750,000	776,904
Tennessee Merger Sub, Inc. Company Guar. Notes 6.38% due 02/01/2025*	2,150,000	2,098,937

		3,334,279

Medical Products — 0.3%
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	1,625,000	1,634,310
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	860,000	835,648
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	1,605,000	1,599,503

		4,069,461

Medical-Biomedical/Gene — 1.1%
Bio-Rad Laboratories, Inc. Senior Notes 4.88% due 12/15/2020	2,380,000	2,542,561

Biogen, Inc. Senior Notes 4.05% due 09/15/2025	3,180,000	3,334,532
Celgene Corp. Senior Notes 3.88% due 08/15/2025	2,600,000	2,693,353
Celgene Corp. Senior Notes 5.00% due 08/15/2045	3,630,000	3,874,346
Gilead Sciences, Inc. Senior Notes 2.95% due 03/01/2027	4,730,000	4,536,534
Sterigenics-Nordion Topco LLC Senior Notes 8.13% due 11/01/2021*	1,075,000	1,107,250

		18,088,576

Medical-Drugs — 0.7%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	4,705,000	4,745,049
AbbVie, Inc. Senior Notes 4.70% due 05/14/2045	2,455,000	2,471,795
Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	2,700,000	2,718,176
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	720,000	734,115
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 7.25% due 07/15/2022*	175,000	141,094

		10,810,229

Medical-HMO — 0.8%
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	2,800,000	3,010,000
UnitedHealth Group, Inc. Senior Notes 2.70% due 07/15/2020	1,000,000	1,022,533
UnitedHealth Group, Inc. Senior Notes 3.10% due 03/15/2026	3,000,000	2,998,665
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	2,280,000	2,397,965
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	1,545,000	1,721,680
WellPoint, Inc. Senior Notes 5.85% due 01/15/2036	760,000	887,000

		12,037,843

Medical-Hospitals — 1.6%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.63% due 02/15/2023	550,000	569,107
Acadia Healthcare Co., Inc. Company Guar. Notes 6.50% due 03/01/2024	1,175,000	1,245,500
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	575,000	569,969
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	500,000	508,750
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	2,450,000	2,027,375
Envision Healthcare Corp. Company Guar. Notes 5.13% due 07/01/2022*	1,250,000	1,268,750
Envision Healthcare Corp. Company Guar. Notes 6.25% due 12/01/2024*	1,650,000	1,736,625
HCA, Inc. Senior Sec. Notes 4.50% due 02/15/2027	675,000	681,406
HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	2,700,000	2,865,375
HCA, Inc. Senior Sec. Notes 5.25% due 04/15/2025	1,525,000	1,638,902
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	525,000	559,781
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	2,150,000	2,238,687
HCA, Inc. Company Guar. Notes 5.88% due 02/15/2026	1,325,000	1,407,812
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	1,275,000	1,243,125
LifePoint Health, Inc. Company Guar. Notes 5.38% due 05/01/2024*	425,000	429,250
LifePoint Health, Inc. Company Guar. Notes 5.50% due 12/01/2021	375,000	387,188
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	625,000	645,313
Surgical Care Affiliates, Inc. Company Guar. Notes 6.00% due 04/01/2023*	1,250,000	1,355,000
Tenet Healthcare Corp. Senior Sec. Notes 4.38% due 10/01/2021	1,075,000	1,073,656
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023	1,450,000	1,384,750
Tenet Healthcare Corp. Sec. Notes 7.50% due 01/01/2022*	250,000	267,500
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	1,425,000	1,446,375

		25,550,196

Medical-Outpatient/Home Medical — 0.1%
Air Medical Group Holdings, Inc. Senior Notes 6.38% due 05/15/2023*	1,925,000	1,876,875

Medical-Wholesale Drug Distribution — 0.1%
Vizient, Inc. Senior Notes 10.38% due 03/01/2024*	1,575,000	1,803,375

Metal Processors & Fabrication — 0.1%
Hillman Group, Inc. Company Guar. Notes 6.38% due 07/15/2022*	2,100,000	2,000,250

Metal-Copper — 0.4%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	1,550,000	1,437,625
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	2,050,000	1,819,375
Southern Copper Corp. Senior Notes 3.50% due 11/08/2022	1,755,000	1,773,507
Southern Copper Corp. Senior Notes 6.75% due 04/16/2040	950,000	1,078,587

		6,109,094

Multimedia — 1.2%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 09/15/2024	1,000,000	1,029,725
21st Century Fox America, Inc. Company Guar. Notes 5.40% due 10/01/2043	1,000,000	1,109,614
21st Century Fox America, Inc. Company Guar. Notes 7.63% due 11/30/2028	1,000,000	1,319,932
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	225,000	230,906
NBCUniversal Media LLC Company Guar. Notes 2.88% due 01/15/2023	2,710,000	2,741,840
NBCUniversal Media LLC Company Guar. Notes 5.15% due 04/30/2020	1,100,000	1,201,601
NBCUniversal Media LLC Company Guar. Notes 5.95% due 04/01/2041	2,000,000	2,451,560
NBCUniversal Media LLC Company Guar. Notes 6.40% due 04/30/2040	1,125,000	1,447,892
Viacom, Inc. Senior Notes 3.45% due 10/04/2026	6,600,000	6,340,600
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	2,000,000	1,967,070

		19,840,740

Music — 0.1%
EMI Music Publishing Group North America Holdings, Inc. Company Guar. Notes 7.63% due 06/15/2024*	1,250,000	1,381,250
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	300,000	303,750
WMG Acquisition Corp. Senior Sec. Notes 5.00% due 08/01/2023*	150,000	152,625

		1,837,625

Office Automation & Equipment — 0.2%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	2,150,000	2,289,750
Xerox Corp. Senior Notes 4.50% due 05/15/2021	825,000	868,023

		3,157,773

Oil & Gas Drilling — 0.3%
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	2,200,000	2,222,000
Nabors Industries, Inc. Company Guar. Notes 5.00% due 09/15/2020	700,000	722,750
Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	1,605,000	1,621,050

		4,565,800

Oil Companies-Exploration & Production — 2.3%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	4,600,000	4,541,069
Antero Resources Corp. Company Guar. Notes 5.00% due 03/01/2025*	825,000	814,687
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022	275,000	279,125
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	475,000	490,438
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 10.00% due 04/01/2022*	625,000	646,094
Callon Petroleum Co Company Guar. Notes 6.13% due 10/01/2024*	440,000	460,900
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	325,000	327,438
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	1,175,000	1,210,250
Chesapeake Energy Corp. Company Guar. Notes 5.38% due 06/15/2021	525,000	496,125
Chesapeake Energy Corp. FRS Company Guar. Notes 5.75% due 03/15/2023	700,000	651,000
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/2020	175,000	175,875
Chesapeake Energy Corp. Sec. Notes 8.00% due 12/15/2022*	675,000	711,281
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 01/15/2025*	250,000	247,188

Cimarex Energy Co. Senior Notes 3.90% due 05/15/2027	1,330,000	1,344,877
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	1,050,000	1,034,250
CrownRock LP/CrownRock Finance, Inc. Senior Notes 7.13% due 04/15/2021*	200,000	206,500
CrownRock LP/CrownRock Finance, Inc. Senior Notes 7.75% due 02/15/2023*	375,000	401,250
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 11/01/2024*	350,000	350,875
Diamondback Energy, Inc. Company Guar. Notes 5.38% due 05/31/2025*	475,000	491,625
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	250,000	200,000
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*	625,000	653,906
Gulfport Energy Corp. Company Guar. Notes 6.00% due 10/15/2024*	550,000	541,750
Gulfport Energy Corp. Company Guar. Notes 6.38% due 05/15/2025*	500,000	498,125
Gulfport Energy Corp. Company Guar. Notes 6.63% due 05/01/2023	250,000	253,125
Hess Corp. Senior Notes 5.60% due 02/15/2041	2,000,000	2,020,256
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022	600,000	600,000
Laredo Petroleum, Inc. Company Guar. Notes 6.25% due 03/15/2023	300,000	303,000
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022	350,000	363,563
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	4,250,000	4,221,559
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020(2)	1,325,000	1,091,469
Oasis Petroleum, Inc. Company Guar. Notes 6.50% due 11/01/2021	550,000	555,500
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	600,000	607,500
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 5.25% due 08/15/2025*	200,000	201,500
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 5.38% due 01/15/2025*	275,000	277,750
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 6.25% due 06/01/2024*	200,000	211,500
PDC Energy, Inc. Company Guar. Notes 6.13% due 09/15/2024*	200,000	205,000
PDC Energy, Inc. Company Guar. Notes 7.75% due 10/15/2022	250,000	262,500
QEP Resources, Inc. Senior Notes 5.25% due 05/01/2023	400,000	391,000
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	300,000	316,500
Range Resources Corp. Company Guar. Notes 4.88% due 05/15/2025	200,000	192,000
Range Resources Corp. Company Guar. Notes 5.00% due 03/15/2023*	725,000	717,750
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021*	75,000	77,250
Rice Energy, Inc. Company Guar. Notes 6.25% due 05/01/2022	1,000,000	1,045,630
Rice Energy, Inc. Company Guar. Notes 7.25% due 05/01/2023	175,000	189,000
RSP Permian, Inc. Company Guar. Notes 5.25% due 01/15/2025*	250,000	253,750
RSP Permian, Inc. Company Guar. Notes 6.63% due 10/01/2022	650,000	684,937
SM Energy Co. Senior Notes 5.63% due 06/01/2025	225,000	214,875
SM Energy Co. Senior Notes 6.50% due 01/01/2023	525,000	532,875
SM Energy Co. Senior Notes 6.75% due 09/15/2026	150,000	151,125
Southwestern Energy Co. Senior Notes 4.10% due 03/15/2022	1,450,000	1,355,750
Ultra Resources, Inc. Company Guar. Notes 6.88% due 04/15/2022*	175,000	176,969
Ultra Resources, Inc. Company Guar. Notes 7.13% due 04/15/2025*	275,000	272,423
Whiting Petroleum Corp. Company Guar. Notes 6.25% due 04/01/2023	1,475,000	1,475,000
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	150,000	146,250

WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	125,000	126,875
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	75,000	79,500
WPX Energy, Inc. Senior Notes 8.25% due 08/01/2023	350,000	390,250

		36,738,559

Oil Companies-Integrated — 0.4%
BP Capital Markets America, Inc. Company Guar. Notes 4.20% due 06/15/2018	1,450,000	1,490,088
Chevron Corp. Senior Notes 2.10% due 05/16/2021	3,400,000	3,390,378
XTO Energy, Inc. Company Guar. Notes 6.38% due 06/15/2038	440,000	596,154
XTO Energy, Inc. Company Guar. Notes 6.75% due 08/01/2037	605,000	829,958

		6,306,578

Oil Refining & Marketing — 0.9%
CVR Refining LLC/Coffeyville Finance, Inc. Company Guar. Notes 6.50% due 11/01/2022	1,625,000	1,649,375
Marathon Petroleum Corp. Senior Notes 3.63% due 09/15/2024	1,850,000	1,843,261
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	730,000	824,930
Northern Tier Energy LLC/Northern Tier Finance Corp. Senior Sec. Notes 7.13% due 11/15/2020	875,000	905,078
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	2,490,000	2,684,506
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	1,450,000	1,529,750
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	1,000,000	1,001,110
Valero Energy Corp. Company Guar. Notes 7.50% due 04/15/2032	1,540,000	1,973,521
Western Refining Logistics LP/WNRL Finance Corp. Company Guar. Notes 7.50% due 02/15/2023	1,500,000	1,620,000

		14,031,531

Oil-Field Services — 0.0%
Weatherford International LLC Company Guar. Notes 6.80% due 06/15/2037	200,000	189,000

Paper & Related Products — 0.4%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	525,000	504,656
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	1,150,000	1,132,750
International Paper Co. Senior Notes 4.40% due 08/15/2047	4,175,000	4,068,058
Pope & Talbot, Inc. Debentures 8.38% due 06/01/2013†(2)(3)(4)(5)	250,000	25

		5,705,489

Physicians Practice Management — 0.0%
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	325,000	332,313

Pipelines — 3.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024*	750,000	766,875
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023(2)	375,000	372,188
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025*	950,000	1,011,750
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024*	550,000	614,559
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	2,065,000	2,186,348
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	1,260,000	1,476,061
Energy Transfer Equity LP Senior Sec. Notes 5.88% due 01/15/2024	1,725,000	1,858,687
Energy Transfer Partners LP Senior Notes 4.90% due 02/01/2024	4,250,000	4,487,150
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	3,013,000	2,891,392
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	3,300,000	3,379,200
Florida Gas Transmission Co. LLC Senior Notes 5.45% due 07/15/2020*	700,000	759,730
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	850,000	898,875
Kinder Morgan Energy Partners LP Company Guar. Notes 3.95% due 09/01/2022	4,600,000	4,745,112
Kinder Morgan Energy Partners LP Company Guar. Notes 5.80% due 03/15/2035	2,540,000	2,715,069
Kinder Morgan Energy Partners LP Company Guar. Notes 6.38% due 03/01/2041	570,000	625,099

Kinder Morgan Energy Partners LP Company Guar. Notes 6.55% due 09/15/2040	2,960,000	3,360,544
MPLX LP Senior Notes 5.20% due 03/01/2047	2,250,000	2,303,818
NuStar Logistics LP Company Guar. Notes 5.63% due 04/28/2027	625,000	644,550
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	2,370,000	2,393,444
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	1,675,000	1,679,187
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.75% due 04/15/2025	625,000	632,813
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.13% due 02/01/2025*	275,000	283,938
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.25% due 05/01/2023	150,000	154,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.38% due 02/01/2027*	825,000	862,125
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.25% due 01/15/2025	350,000	371,438
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	750,000	767,250
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	675,000	704,531
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022	500,000	536,250
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.38% due 05/01/2024	875,000	955,937
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	1,510,000	1,478,468
Williams Cos., Inc. Senior Notes 4.55% due 06/24/2024	550,000	563,063
Williams Partners LP Senior Notes 4.90% due 01/15/2045	2,960,000	2,914,665
Williams Partners LP Senior Notes 5.25% due 03/15/2020	2,720,000	2,926,951

		52,321,567

Printing-Commercial — 0.1%
Southern Graphics, Inc. Company Guar. Notes 8.38% due 10/15/2020*	1,950,000	1,984,125

Publishing-Books — 0.0%

McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*	100,000	97,375

Publishing-Periodicals — 0.1%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	2,250,000	2,314,687

Quarrying — 0.1%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	1,125,000	1,099,688

Racetracks — 0.0%
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	500,000	503,750

Radio — 0.4%
CBS Radio, Inc. Company Guar. Notes 7.25% due 11/01/2024*	550,000	598,125
Radio One, Inc. Senior Sec. Notes 7.38% due 04/15/2022*	1,050,000	1,097,250
Radio One, Inc. Company Guar. Notes 9.25% due 02/15/2020*	1,050,000	1,034,250
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	1,300,000	1,334,125
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	1,150,000	1,177,312
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	1,200,000	1,284,000
Townsquare Media, Inc. Company Guar. Notes 6.50% due 04/01/2023*	250,000	252,813

		6,777,875

Real Estate Investment Trusts — 3.5%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.90% due 06/15/2023	2,100,000	2,160,992
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2028	2,110,000	2,132,934
American Tower Corp. Senior Notes 3.45% due 09/15/2021	3,100,000	3,176,502
American Tower Corp. Senior Notes 4.50% due 01/15/2018	900,000	916,848

American Tower Corp. Senior Notes 5.00% due 02/15/2024	2,400,000	2,628,622
Boston Properties LP Senior Notes 3.80% due 02/01/2024	1,400,000	1,441,765
Crown Castle International Corp. Senior Notes 2.25% due 09/01/2021	410,000	401,662
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	2,500,000	2,644,777
Equity One, Inc. Company Guar. Notes 3.75% due 11/15/2022	3,900,000	4,039,082
Health Care REIT, Inc. Senior Notes 4.00% due 06/01/2025	2,600,000	2,667,909
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	200,000	206,903
Health Care REIT, Inc. Senior Notes 6.13% due 04/15/2020	1,750,000	1,933,515
Healthcare Trust of America Holdings LP Company Guar. Notes 3.70% due 04/15/2023	2,300,000	2,321,181
Host Hotels & Resorts LP Senior Notes 4.00% due 06/15/2025	2,815,000	2,851,145
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	490,000	498,854
Kimco Realty Corp. Senior Notes 3.80% due 04/01/2027	1,730,000	1,743,587
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024	275,000	296,656
Mid-America Apartments LP Senior Notes 3.75% due 06/15/2024	3,200,000	3,278,890
Physicians Realty LP Company Guar. Notes 4.30% due 03/15/2027	1,590,000	1,590,867
Regency Centers LP Company Guar. Notes 4.80% due 04/15/2021	1,200,000	1,290,971
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 5.00% due 04/15/2023	875,000	892,500
Tanger Properties LP Senior Notes 3.13% due 09/01/2026	2,600,000	2,437,237
Tanger Properties LP Senior Notes 3.75% due 12/01/2024	1,000,000	1,001,521
Tanger Properties LP Senior Notes 3.88% due 12/01/2023	2,100,000	2,143,203
Tanger Properties LP Senior Notes 6.13% due 06/01/2020	1,760,000	1,928,567
UDR, Inc. Company Guar. Notes 2.95% due 09/01/2026	2,180,000	2,049,610
UDR, Inc. Company Guar. Notes 3.75% due 07/01/2024	500,000	510,901
UDR, Inc. Company Guar. Notes 4.63% due 01/10/2022	710,000	758,379
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	3,675,000	4,935,584
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	1,890,000	1,971,158

		56,852,322

Real Estate Operations & Development — 0.3%
Post Apartment Homes LP Senior Notes 3.38% due 12/01/2022	2,270,000	2,278,127
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	3,150,000	3,254,857

		5,532,984

Regional Authority — 0.0%
Seminole Indian Tribe of Florida Senior Notes 7.80% due 10/01/2020*	605,000	614,075

Rental Auto/Equipment — 0.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.25% due 03/15/2025*	400,000	377,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023	325,000	320,125
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 6.38% due 04/01/2024*	1,425,000	1,423,219
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	750,000	715,373
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	4,090,000	4,499,372
Hertz Corp. Company Guar. Notes 5.50% due 10/15/2024*	700,000	603,750
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	1,675,000	1,545,188
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	525,000	549,113
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	425,000	437,219

United Rentals North America, Inc. Company Guar. Notes 5.88% due 09/15/2026	400,000	422,000

		10,892,359

Research & Development — 0.2%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Company Guar. Notes 6.38% due 08/01/2023*	3,100,000	3,231,750

Resorts/Theme Parks — 0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operation LLC Company Guar. Notes 5.38% due 04/15/2027*	350,000	361,778
HRP Myrtle Beach Operations LLC Escrow Notes 7.38% due 04/01/2012*†(2)(5)	475,000	0
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	475,000	479,156
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	1,425,000	1,452,609

		2,293,543

Retail-Auto Parts — 0.7%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 01/15/2022	840,000	895,300
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	3,750,000	3,985,155
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	975,000	941,126
AutoZone, Inc. Senior Notes 3.75% due 06/01/2027	2,870,000	2,892,983
O’Reilly Automotive, Inc. Company Guar. Notes 3.55% due 03/15/2026	680,000	683,207
O’Reilly Automotive, Inc. Company Guar. Notes 3.85% due 06/15/2023	800,000	836,044
O’Reilly Automotive, Inc. Company Guar. Notes 4.88% due 01/14/2021	1,040,000	1,118,838

		11,352,653

Retail-Automobile — 0.1%
AutoNation, Inc. Company Guar. Notes 4.50% due 10/01/2025	1,910,000	1,982,626

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	1,510,000	1,958,606

Retail-Discount — 0.2%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	1,500,000	1,518,123
Dollar General Corp. Senior Notes 4.15% due 11/01/2025	2,010,000	2,094,933

		3,613,056

Retail-Drug Store — 0.6%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	1,575,000	1,604,697
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	4,025,000	4,187,010
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,265,000	1,413,718
CVS Pass-Through Trust Pass-Through Certs. 5.30% due 01/11/2027*	425,694	460,474
Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*	1,700,000	1,683,000

		9,348,899

Retail-Leisure Products — 0.1%
Party City Holdings, Inc. Company Guar. Notes 6.13% due 08/15/2023*	1,275,000	1,313,250

Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.63% due 12/01/2025	625,000	645,313

Retail-Pet Food & Supplies — 0.2%
PetSmart, Inc. Senior Notes 7.13% due 03/15/2023*	2,700,000	2,467,125

Retail-Propane Distribution — 0.3%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	1,250,000	1,203,125
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.75% due 01/15/2022	950,000	914,375
Ferrellgas LP/Ferrellgas Finance Corp. Company Guar. Notes 6.75% due 06/15/2023	525,000	506,625
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.50% due 06/01/2024	1,050,000	1,042,125
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.75% due 03/01/2025	250,000	248,125
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.88% due 03/01/2027	900,000	897,750

		4,812,125

Retail-Restaurants — 0.0%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.00% due 06/01/2024*	100,000	103,250

KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	150,000	153,750
Yum! Brands, Inc. Senior Notes 3.88% due 11/01/2023	325,000	320,938

		577,938

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co. Company Guar. Notes 4.88% due 03/15/2027	500,000	500,000
Goodyear Tire & Rubber Co. Company Guar. Notes 5.00% due 05/31/2026	725,000	744,031

		1,244,031

Rubber/Plastic Products — 0.1%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	2,100,000	2,110,500

Schools — 0.1%
University of Southern California Senior Bonds 5.25% due 10/01/2111	850,000	1,006,500

Semiconductor Equipment — 0.1%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	1,425,000	1,485,563

Software Tools — 0.1%
JDA Escrow LLC/JDA Bond Finance, Inc. Senior Sec. Notes 7.38% due 10/15/2024*	1,425,000	1,489,125

Special Purpose Entities — 0.2%
Army Hawaii Family Housing Trust Company Guar. Bonds 5.52% due 06/15/2050*	778,640	861,596
Camp Pendleton & Quantico Housing LLC Sec. Bonds 5.57% due 10/01/2050*	1,560,000	1,720,555

		2,582,151

Steel Pipe & Tube — 0.3%
Valmont Industries, Inc. Company Guar. Notes 5.00% due 10/01/2044	500,000	484,402
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	2,600,000	2,402,608
Valmont Industries, Inc. Company Guar. Notes 6.63% due 04/20/2020	1,474,000	1,636,688

		4,523,698

Steel-Producers — 1.4%
Carpenter Technology Corp. Senior Notes 4.45% due 03/01/2023	2,920,000	2,982,074
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	2,600,000	2,712,879
Reliance Steel & Aluminum Co. Senior Notes 4.50% due 04/15/2023	6,770,000	7,089,571
Steel Dynamics, Inc. Company Guar. Notes 5.25% due 04/15/2023	450,000	465,750
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	650,000	686,563
Steel Dynamics, Inc. Company Guar. Notes 6.38% due 08/15/2022	325,000	337,431
Worthington Industries, Inc. Senior Notes 4.55% due 04/15/2026	3,083,000	3,183,256
Worthington Industries, Inc. Senior Notes 6.50% due 04/15/2020	4,550,000	5,021,589

		22,479,113

Steel-Specialty — 0.2%
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. Company Guar. Notes 6.38% due 05/01/2022*	2,575,000	2,652,533

Telecommunication Equipment — 0.1%
CommScope Technologies Finance LLC Company Guar. Notes 6.00% due 06/15/2025*	1,400,000	1,492,750
CommScope, Inc. Company Guar. Notes 5.50% due 06/15/2024*	350,000	366,625

		1,859,375

Telephone-Integrated — 2.4%
AT&T, Inc. Senior Notes 2.45% due 06/30/2020	4,000,000	4,005,920
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	3,600,000	3,505,774
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	3,475,000	3,548,180
AT&T, Inc. Senior Notes 4.45% due 04/01/2024	1,500,000	1,578,810
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	3,485,000	3,296,622
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	1,500,000	1,486,161
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	3,500,000	4,029,834
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	1,600,000	1,732,000
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	8,545,000	7,452,846
Verizon Communications, Inc. Senior Notes 5.05% due 03/15/2034	3,001,000	3,071,091

Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	4,390,000	4,858,378

		38,565,616

Television — 0.8%
AMC Networks, Inc. Company Guar. Notes 5.00% due 04/01/2024	1,075,000	1,089,136
CBS Corp. Company Guar. Notes 4.90% due 08/15/2044	2,550,000	2,630,113
Gannett Co., Inc. Company Guar. Notes 5.50% due 09/15/2024*	800,000	821,000
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	275,000	275,688
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	1,100,000	1,138,500
LIN Television Corp. Company Guar. Notes 5.88% due 11/15/2022	1,075,000	1,123,375
Sinclair Television Group, Inc. Company Guar. Notes 5.13% due 02/15/2027*	250,000	248,125
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	1,150,000	1,195,828
Sinclair Television Group, Inc. Company Guar. Notes 5.88% due 03/15/2026*	1,350,000	1,405,687
TEGNA, Inc. Company Guar. Notes 6.38% due 10/15/2023	775,000	823,438
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022	1,900,000	1,995,988

		12,746,878

Textile-Home Furnishings — 0.0%
Springs Industries, Inc. Senior Sec. Notes 6.25% due 06/01/2021	612,000	631,125

Theaters — 0.2%
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.88% due 11/15/2026*	425,000	432,703
AMC Entertainment Holdings, Inc. Company Guar. Notes 6.13% due 05/15/2027*	275,000	280,844
Regal Entertainment Group Senior Notes 5.75% due 02/01/2025	1,675,000	1,742,000

		2,455,547

Tobacco — 0.7%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	226,000	261,590
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025	3,660,000	3,903,335
Reynolds American, Inc. Company Guar. Notes 5.85% due 08/15/2045	3,700,000	4,371,942
Reynolds American, Inc. Company Guar. Notes 6.88% due 05/01/2020	1,000,000	1,130,057
Reynolds American, Inc. Company Guar. Notes 7.00% due 08/04/2041	810,000	982,452

		10,649,376

Toys — 0.1%
Hasbro, Inc. Senior Notes 6.35% due 03/15/2040	1,240,000	1,464,157

Transactional Software — 0.1%
Solera LLC Senior Notes 10.50% due 03/01/2024*	1,925,000	2,196,906

Transport-Rail — 0.6%
Burlington Northern and Santa Fe Railway Co. Pass-Through Certs. Series 1992-2 7.57% due 01/02/2021	98,428	106,273
Burlington Northern Santa Fe LLC Senior Notes 3.00% due 04/01/2025	3,000,000	3,022,641
Burlington Northern Santa Fe LLC Senior Notes 3.45% due 09/15/2021	1,000,000	1,044,482
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	2,200,000	2,696,347
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023	1,935,000	1,917,488
Union Pacific Corp. Senior Notes 3.88% due 02/01/2055	540,000	510,613

		9,297,844

Transport-Services — 0.4%
Ryder System, Inc. Senior Notes 2.45% due 11/15/2018	1,570,000	1,584,309
Ryder System, Inc. Senior Notes 2.50% due 03/01/2018	1,325,000	1,332,082
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	2,000,000	2,018,902
Ryder System, Inc. Senior Notes 3.50% due 06/01/2017	800,000	801,291

		5,736,584

Travel Services — 0.1%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	1,000,000	1,040,000

Trucking/Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	2,400,000	2,412,989

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	3,300,000	3,199,663

		5,612,652

Vitamins & Nutrition Products — 0.2%
Mead Johnson Nutrition Co. Senior Notes 3.00% due 11/15/2020	2,550,000	2,600,985
Mead Johnson Nutrition Co. Senior Notes 4.13% due 11/15/2025	1,270,000	1,342,317

		3,943,302

Wire & Cable Products — 0.2%
Anixter, Inc. Company Guar. Notes 5.13% due 10/01/2021	450,000	477,000
Anixter, Inc. Company Guar. Notes 5.50% due 03/01/2023	175,000	185,500
Belden, Inc. Company Guar. Notes 5.25% due 07/15/2024*	1,000,000	1,010,000
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	1,275,000	1,306,875

		2,979,375

Total U.S. Corporate Bonds & Notes (cost $1,268,429,095)		1,318,401,363

FOREIGN CORPORATE BONDS & NOTES — 14.6%
Advertising Sales — 0.0%
Clear Channel International BV Company Guar. Notes 8.75% due 12/15/2020*	625,000	668,750

Advertising Services — 0.5%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	3,300,000	3,367,327
WPP Finance 2010 Company Guar. Notes 5.13% due 09/07/2042	2,460,000	2,487,712
WPP Finance 2010 Company Guar. Notes 5.63% due 11/15/2043	1,700,000	1,844,102

		7,699,141

Aerospace/Defense — 0.5%
Embraer Netherlands Finance BV Company Guar. Notes 5.05% due 06/15/2025	3,135,000	3,229,050
Embraer Overseas, Ltd. Company Guar. Notes 5.70% due 09/16/2023*	3,804,000	4,103,565

		7,332,615

Aerospace/Defense-Equipment — 0.0%
Silver II Borrower/Silver II US Holdings LLC Company Guar. Notes 7.75% due 12/15/2020*	650,000	651,625

Auction Houses/Art Dealers — 0.0%
Ritchie Bros Auctioneers, Inc. Company Guar. Notes 5.38% due 01/15/2025*	350,000	361,375

Auto-Cars/Light Trucks — 0.2%
RCI Banque SA Senior Notes 3.50% due 04/03/2018*	3,825,000	3,878,554

Auto/Truck Parts & Equipment-Original — 0.2%
Adient Global Holdings, Ltd. Company Guar. Notes 4.88% due 08/15/2026*	925,000	927,312
IHO Verwaltungs GmbH Senior Sec. Notes 4.50% due 09/15/2023*(1)	250,000	249,688
IHO Verwaltungs GmbH Senior Sec. Notes 4.75% due 09/15/2026*(1)	1,750,000	1,732,500

		2,909,500

Banks-Commercial — 0.1%
Bank of Montreal Senior Notes 1.45% due 04/09/2018	1,900,000	1,900,485

Beverages-Non-alcoholic — 0.2%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	2,850,000	2,866,256

Beverages-Wine/Spirits — 0.1%
Bacardi, Ltd. Company Guar. Notes 2.75% due 07/15/2026*	1,340,000	1,274,569

Brewery — 0.2%
Heineken NV Senior Notes 3.50% due 01/29/2028*	3,015,000	3,047,743

Broadcast Services/Program — 0.6%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	835,000	786,654
Grupo Televisa SAB Senior Notes 6.63% due 03/18/2025	7,015,000	8,256,670

		9,043,324

Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 5.63% due 03/15/2023*	600,000	622,500

Cable/Satellite TV — 1.2%
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*	1,900,000	2,028,250
British Sky Broadcasting Group PLC Company Guar. Notes 3.75% due 09/16/2024*	4,875,000	4,966,869
Lynx II Corp. Company Guar. Notes 6.38% due 04/15/2023*	1,275,000	1,337,156
Numericable-SFR SA Senior Sec. Notes 6.25% due 05/15/2024*	800,000	828,000
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	2,200,000	2,312,750
Unitymedia GmbH Sec. Notes 6.13% due 01/15/2025*	1,625,000	1,734,866

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH Senior Sec. Notes 5.00% due 01/15/2025*	425,000	441,210
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH Senior Sec. Notes 5.50% due 01/15/2023*	725,000	754,906
Virgin Media Finance PLC Company Guar. Notes 5.75% due 01/15/2025*	600,000	612,000
Virgin Media Finance PLC Company Guar. Notes 6.00% due 10/15/2024*	350,000	366,625
Virgin Media Secured Finance PLC Senior Sec. Notes 5.25% due 01/15/2026*	750,000	759,375
Virgin Media Secured Finance PLC Senior Sec. Notes 5.50% due 08/15/2026*	400,000	408,500
Ziggo Bond Finance BV Senior Notes 5.88% due 01/15/2025*	450,000	461,813
Ziggo Bond Finance BV Senior Notes 6.00% due 01/15/2027*	725,000	739,500
Ziggo Secured Finance BV Senior Sec. Notes 5.50% due 01/15/2027*	1,350,000	1,383,791

		19,135,611

Cellular Telecom — 0.1%
Digicel Group, Ltd. Senior Notes 8.25% due 09/30/2020*	2,075,000	1,898,625

Chemicals-Specialty — 0.1%
Alpha 3 BV/Alpha US Bidco, Inc. Company Guar. Notes 6.25% due 02/01/2025*	1,025,000	1,040,375

Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*	475,000	475,594

Containers-Metal/Glass — 0.3%
ARD Finance SA Senior Sec. Notes 7.13% due 09/15/2023*(1)	1,400,000	1,452,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 06/30/2021*	1,000,000	1,036,250
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 02/15/2025*	575,000	594,406
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 7.25% due 05/15/2024*	1,900,000	2,068,625

		5,151,781

Diversified Financial Services — 0.6%
GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020	2,434,000	2,449,948
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	6,653,000	6,906,712

		9,356,660

Diversified Minerals — 0.1%
Teck Resources, Ltd. Company Guar. Notes 6.00% due 08/15/2040	425,000	437,219
Teck Resources, Ltd. Senior Notes 6.13% due 10/01/2035	875,000	925,313
Teck Resources, Ltd. Company Guar. Notes 8.50% due 06/01/2024*	675,000	782,156

		2,144,688

Diversified Operations — 0.1%
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.63% due 04/09/2019*	2,000,000	2,203,228

E-Commerce/Products — 0.1%
Alibaba Group Holding, Ltd. Senior Notes 3.60% due 11/28/2024	1,620,000	1,645,309

Electric-Distribution — 0.1%
PPL WEM Holdings, Ltd. Senior Notes 5.38% due 05/01/2021*	1,100,000	1,193,262

Electric-Integrated — 0.3%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021*	1,810,000	1,761,709
Fortis, Inc. Senior Notes 3.06% due 10/04/2026*	3,220,000	3,048,583

		4,810,292

Electronic Components-Misc. — 0.1%
Flextronics International, Ltd. Company Guar. Notes 4.75% due 06/15/2025	1,935,000	2,054,962

Electronic Components-Semiconductors — 0.0%
Sensata Technologies UK Financing Co. PLC Company Guar. Notes 6.25% due 02/15/2026*	350,000	378,875

Finance-Commercial — 0.1%
Dana Financing Luxembourg SARL Company Guar. Notes 5.75% due 04/15/2025*	125,000	128,048
Dana Financing Luxembourg SARL Company Guar. Notes 6.50% due 06/01/2026*	1,125,000	1,178,437

		1,306,485

Finance-Investment Banker/Broker — 0.2%
Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/2020*	3,500,000	3,811,013

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 05/26/2022	1,430,000	1,452,923

Food-Baking — 0.3%
Grupo Bimbo SAB de CV Company Guar. Notes 4.50% due 01/25/2022*	1,230,000	1,298,446
Grupo Bimbo SAB de CV Company Guar. Notes 4.88% due 06/27/2044*	2,736,000	2,664,595

		3,963,041

Food-Confectionery — 0.2%
Mondelez International Holdings Netherlands BV Company Guar. Notes 2.00% due 10/28/2021*	3,070,000	2,973,157

Food-Misc./Diversified — 0.6%
Danone SA Senior Notes 2.95% due 11/02/2026*	2,980,000	2,854,545
Kerry Group Financial Services Company Guar. Notes 3.20% due 04/09/2023*	6,150,000	6,123,770

		8,978,315

Gold Mining — 0.2%
AngloGold Holdings PLC Company Guar. Notes 5.13% due 08/01/2022	620,000	640,460
AngloGold Holdings PLC Company Guar. Notes 6.50% due 04/15/2040	750,000	753,000
Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 10/01/2022*	2,300,000	2,375,051

		3,768,511

Hazardous Waste Disposal — 0.1%
Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*	825,000	847,688

Investment Management/Advisor Services — 0.1%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	800,000	833,896

Medical Instruments — 0.1%
Medtronic Global Holdings SCA Company Guar. Notes 3.35% due 04/01/2027	1,820,000	1,853,261

Medical Products — 0.2%
Mallinckrodt International Finance SA Company Guar. Notes 4.75% due 04/15/2023	1,475,000	1,257,438
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*	1,575,000	1,433,250
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.63% due 10/15/2023*	725,000	692,375

		3,383,063

Medical-Drugs — 1.2%
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 07/15/2023*	1,100,000	963,875
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*	1,425,000	1,203,412
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	3,215,000	3,175,494
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	2,920,000	2,827,162
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	3,100,000	2,886,404
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 4.10% due 10/01/2046	3,225,000	2,775,787
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	525,000	384,563
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	950,000	730,312
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	1,300,000	960,375
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	1,650,000	1,218,112
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 6.50% due 03/15/2022*	150,000	153,563
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	450,000	459,000
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 7.50% due 07/15/2021*	1,675,000	1,386,062

		19,124,121

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	955,000	973,727
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	890,000	905,813

		1,879,540

Metal-Copper — 0.1%
Hudbay Minerals, Inc. Company Guar. Notes 7.25% due 01/15/2023*	300,000	319,125
Hudbay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*	475,000	508,844

		827,969

Multimedia — 0.2%
Pearson Funding Five PLC Company Guar. Notes 3.25% due 05/08/2023*	3,200,000	3,052,915

Non-Ferrous Metals — 0.1%
Codelco, Inc. Senior Bonds 5.63% due 09/21/2035*	1,600,000	1,786,664

Oil & Gas Drilling — 0.1%
Noble Holding International, Ltd. Company Guar. Bonds 4.90% due 08/01/2020	97,000	93,605
Precision Drilling Corp. Company Guar. Notes 7.75% due 12/15/2023*	650,000	689,000

		782,605

Oil Companies-Exploration & Production — 0.6%
Canadian Natural Resources, Ltd. Senior Notes 3.80% due 04/15/2024	2,125,000	2,150,436
Canadian Natural Resources, Ltd. Senior Bonds 5.85% due 02/01/2035	4,960,000	5,427,460
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 5.95% due 04/28/2041*	1,550,000	1,903,176

		9,481,072

Oil Companies-Integrated — 1.9%
BP Capital Markets PLC Company Guar. Notes 3.12% due 05/04/2026	2,810,000	2,782,816
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	2,290,000	2,497,570
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	2,800,000	2,925,692
Husky Energy, Inc. Senior Notes 7.25% due 12/15/2019	3,000,000	3,377,022
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/2017*	1,000,000	1,004,300
Petro-Canada Senior Notes 5.35% due 07/15/2033	2,650,000	2,951,607
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/18/2024	575,000	581,613
Petroleos Mexicanos Company Guar. Bonds 5.50% due 01/21/2021	7,070,000	7,494,200
Petroleos Mexicanos Company Guar. Notes 6.00% due 03/05/2020	1,600,000	1,722,400
Shell International Finance BV Company Guar. Notes 2.88% due 05/10/2026	1,110,000	1,095,564
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	3,500,000	3,566,122
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	1,025,000	995,565

		30,994,471

Oil Refining & Marketing — 0.0%
Reliance Industries, Ltd. Senior Notes 8.25% due 01/15/2027*(2)	500,000	653,404

Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 7.00% due 03/15/2038	625,000	598,438
Weatherford International, Ltd. Company Guar. Notes 8.25% due 06/15/2023	875,000	948,281
Weatherford International, Ltd. Company Guar. Notes 9.88% due 02/15/2024*	100,000	116,500

		1,663,219

Retail-Restaurants — 0.1%
New Red Finance, Inc. Sec. Notes 6.00% due 04/01/2022*	2,100,000	2,189,250

Satellite Telecom — 0.2%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	1,150,000	981,812
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020	250,000	234,050
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	1,700,000	1,555,500
Intelsat Jackson Holdings SA Senior Sec. Notes 8.00% due 02/15/2024*	800,000	860,000

		3,631,362

Security Services — 0.1%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	1,825,000	1,845,708
GW Honos Security Corp. Company Guar. Notes 8.75% due 05/15/2025*	375,000	382,500

		2,228,208

Semiconductor Equipment — 0.1%
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	800,000	848,000

Steel-Producers — 0.3%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	725,000	813,667

Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/2021*	3,570,000	3,748,500

		4,562,167

SupraNational Banks — 0.1%
Corp. Andina de Fomento Senior Notes 4.38% due 06/15/2022	825,000	887,807
Corp. Andina de Fomento Senior Notes 8.13% due 06/04/2019	1,000,000	1,118,480

		2,006,287

Telecom Services — 0.2%
TELUS Corp. Senior Notes 2.80% due 02/16/2027	3,170,000	2,963,940

Telephone-Integrated — 0.5%
Telefonica Emisiones SAU Company Guar. Notes 4.57% due 04/27/2023	1,500,000	1,618,040
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	1,530,000	1,589,681
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	2,500,000	2,755,347
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	1,575,000	1,978,173

		7,941,241

Transport-Equipment & Leasing — 0.2%
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.25% due 08/15/2022*	250,000	264,063
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*	2,000,000	2,115,000

		2,379,063

Transport-Rail — 0.5%
Canadian Pacific Railway Co. Senior Notes 2.90% due 02/01/2025	3,185,000	3,143,936
Canadian Pacific Railway Co. Senior Bonds 7.13% due 10/15/2031	2,950,000	4,028,529

		7,172,465

Total Foreign Corporate Bonds & Notes (cost $226,952,664)		233,085,015

U.S. GOVERNMENT AGENCIES — 0.0%
Resolution Funding Corp — 0.0%
Resolution Funding Corp. Bonds zero coupon due 01/15/2021 (cost $477,504)	640,000	597,782

MUNICIPAL BONDS & NOTES — 0.2%
City of Chicago, IL General Obligation Bonds Series B 5.43% due 01/01/2042 (cost $3,520,000)	3,520,000	2,828,214

PREFERRED SECURITIES — 0.1%
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Class D, 5.67%†(2)(5)	30,000	300

Real Estate Investment Trusts — 0.1%
Prologis, Inc. Series Q, 8.54%	20,000	1,360,000

Total Preferred Securities (cost $2,274,140)		1,360,300

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.1%
Diversified Banking Institutions — 0.2%
Goldman Sachs Capital I 6.35% due 02/15/2034	$2,500,000	2,991,505

Diversified Manufacturing Operations — 0.1%
Textron Financial Corp. FRS 6.00% due 02/15/2067*	2,400,000	1,926,000

Electric-Generation — 0.3%
Electricite de France SA VRS 5.63% due 01/22/2024*(6)	5,000,000	4,987,500

Insurance-Multi-line — 0.5%
AXA SA 8.69% due 12/15/2030	4,000,000	5,580,000
MetLife, Inc. 10.75% due 08/01/2069	900,000	1,440,000
USF&G Capital III 8.31% due 07/01/2046*	250,000	329,026

		7,349,026

Total Preferred Securities/Capital Securities (cost $16,008,265)		17,254,031

Total Long-Term Investment Securities (cost $1,517,661,668)		1,573,526,705

SHORT-TERM INVESTMENT SECURITIES — 0.7%
Time Deposits — 0.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 05/01/2017 (cost $10,672,000)	10,672,000	10,672,000

TOTAL INVESTMENTS (cost $1,528,333,668)(7)	99.0%	1,584,198,705
Other assets less liabilities	1.0	16,660,221

NET ASSETS	100.0%	$1,600,858,926

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2017, the aggregate value of these securities was $401,643,078 representing 25.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†	Non-income producing security

(1)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

(2)	Illiquid security. At April 30, 2017, the aggregate value of these securities was $5,849,123 representing 0.4% of net assets.

(3)	Company has filed for bankruptcy protection.

(4)	Security in default of interest and principal at maturity.

(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).

(6)	Perpetual maturity — maturity date reflects the next call date.

(7)	See Note 3 for cost of investments on a tax basis.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates as of April 30, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

ULC — Unlimited Liability Corp.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2017	Unrealized Appreciation (Depreciation)
100	Short	U.S. Treasury Long Bonds	June 2017	$15,031,806	$15,296,875	$(265,069)
350	Short	U.S. Treasury 10 Year Notes	June 2017	43,455,105	44,001,563	(546,458)

						$(811,527)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes:
Paper & Related Products	$—	$5,705,464	$25	$5,705,489
Resorts/Theme Parks	—	2,293,543	0	2,293,543
Other Industries	—	1,310,402,331	—	1,310,402,331
Foreign Corporate Bonds & Notes	—	233,085,015	—	233,085,015
U.S. Government Agencies	—	597,782	—	597,782
Municipal Bonds & Notes	—	2,828,214	—	2,828,214
Preferred Securities:
Finance-Investment Banker/Broker	—	—	300	300
Real Estate Investment Trusts	1,360,000	—	—	1,360,000
Preferred Securities/Capital Securities	—	17,254,031	—	17,254,031
Short-Term Investment Securities	—	10,672,000	—	10,672,000

Total Investments at Value	$1,360,000	$1,582,838,380	$325	$1,584,198,705

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$811,527	$—	$—	$811,527

*	For a detailed presentation of investments, please refer to the Portfolio of Invesments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount**	Value (Note 1)

ASSET BACKED SECURITIES — 13.8%
Cayman Islands — 4.2%
Acis CLO, Ltd. FRS Series 2013-1A, Class A1 2.03% due 04/18/2024*(1)(10)	$1,853,180	$1,842,381
Acis CLO, Ltd. FRS Series 2013-2A, Class BR 2.21% due 10/14/2022*(1)	412,886	412,471
Acis CLO, Ltd. FRS Series 2013-2A, Class C2R 2.46% due 10/14/2022*(1)	650,000	648,371
Acis CLO, Ltd. FRS Series 2013-1A, Class B 3.11% due 04/18/2024*(1)(10)	365,785	365,773
Acis CLO, Ltd. FRS Series 2013-1A, Class C 4.11% due 04/18/2024*(1)(10)	231,035	226,608
Apidos CLO, Ltd. FRS Series 2012-10A, Class A 2.59% due 10/30/2022*(1)	4,919,610	4,927,236
OCP CLO, Ltd. FRS Series 2014-5A, Class A1 2.17% due 04/26/2026*(1)	2,160,000	2,159,993
OCP CLO, Ltd. FRS Series 2012-2A, Class A1R 2.45% due 11/22/2025*(1)	1,450,000	1,454,201
OFSI Fund V, Ltd. FRS Series 2013-5A, Class A1LA 2.09% due 04/17/2025*(1)	1,236,715	1,236,581
OFSI Fund VI, Ltd. FRS Series 2014-6A, Class A1 2.19% due 03/20/2025*(1)	2,377,385	2,367,091
Trinitas CLO II, Ltd. FRS Series 2014-2A, Class A1 2.43% due 07/15/2026*(1)	1,114,400	1,114,445
Trinitas CLO, Ltd. FRS Series 2014-1A, Class A1 2.69% due 04/15/2026*(1)	2,200,000	2,201,514

		18,956,665

United States — 9.6%
Bank of America Student Loan Trust FRS Series 2010-1A, Class A 1.96% due 02/25/2043*	589,501	586,789
Countrywide Alternative Loan Trust FRS Series 2006-OA1, Class 2A1 1.20% due 03/20/2046(2)	568,688	474,481
Countrywide Alternative Loan Trust FRS Series 2005-82, Class A1 1.26% due 02/25/2036(2)	611,326	527,652
ECMC Group Student Loan Trust FRS Series 2016-1A, Class A 2.34% due 07/26/2066*	2,657,535	2,661,560
Higher Education Funding I FRS Series 2014-1, Class A 2.10% due 05/25/2034*	1,772,791	1,759,535
Home Equity Loan Trust FRS Series 2007-FRE1, Class 2AV3 1.22% due 04/25/2037	750,000	576,337
Lehman XS Trust FRS Series 2007-7N, Class 1A2 1.23% due 06/25/2047(2)	594,153	486,566
Louisiana Public Facilities Authority FRS Series 2011-A, Class A3 2.11% due 04/25/2035	3,150,000	3,114,247
Montana Higher Education Student Assistance Corp. FRS Series 2012-1, Class A3 2.04% due 07/20/2043	1,300,000	1,277,638
Mtg. Repurchase Agreement Financing Trust FRS Series 2016-1, Class A 1.89% due 04/10/2019*(2)	1,700,000	1,700,137
Mtg. Repurchase Agreement Financing Trust FRS Series 2016-1, Class A2 1.94% due 04/10/2019*(2)	1,050,000	1,050,104
Mtg. Repurchase Agreement Financing Trust FRS Series 2016-3, Class A1 1.99% due 11/10/2018*(2)	600,000	600,025
Mtg. Repurchase Agreement Financing Trust FRS Series 2016-2, Class A 2.29% due 03/10/2019*(2)	2,750,000	2,750,832
Navient Student Loan Trust FRS Series 2016-5A, Class A 2.24% due 06/25/2065*	2,752,100	2,791,853
Nelnet Student Loan Trust FRS Series 2006-1, Class A6 1.50% due 08/23/2036*	2,300,000	2,200,147
New Hampshire Higher Education Loan Corp. FRS Series 2011-1, Class A3 2.01% due 10/25/2037	1,550,000	1,499,656
North Carolina State Education Assistance Authority FRS Series 2010-1, Class A1 2.06% due 07/25/2041	937,385	934,545
Panhandle-Plains Higher Education Authority, Inc. FRS Series 2011-1, Class A3 2.10% due 10/01/2037	1,250,000	1,250,612
Scholar Funding Trust FRS Series 2010-A, Class A 1.92% due 10/28/2041*	764,635	752,543
Sequoia Mtg. Trust FRS Series 2004-10, Class A3A 2.06% due 11/20/2034(2)	58,209	55,426
SLM Student Loan Trust FRS Series 2007-2, Class A4 1.22% due 07/25/2022	2,100,000	2,024,085
SLM Student Loan Trust FRS Series 2003-1, Class A5A 1.24% due 12/15/2032*	1,839,222	1,738,138
SLM Student Loan Trust FRS Series 2007-1, Class A5 1.25% due 01/26/2026	1,093,821	1,088,906

SLM Student Loan Trust FRS Series 2005-4, Class A3 1.28% due 01/25/2027		1,512,519	1,498,554
SLM Student Loan Trust FRS Series 2004-8A, Class A6 1.79% due 01/25/2040*		1,700,000	1,637,167
SLM Student Loan Trust FRS Series 2008-2, Class A3 1.91% due 04/25/2023		405,591	402,777
SLM Student Loan Trust FRS Series 2005-5, Class A5 1.91% due 10/25/2040		500,000	480,894
SLM Student Loan Trust FRS Series 2008-4, Class A4 2.81% due 07/25/2022		905,008	922,045
SLM Student Loan Trust FRS Series 2008-5, Class A4 2.86% due 07/25/2023		1,953,558	1,997,904
Station Place Securitization Trust FRS Series 2015-2, Class A 2.04% due 05/15/2018*(2)(3)		1,250,000	1,250,000
SunTrust Student Loan Trust FRS Series 2006-1A, Class A4 1.36% due 10/28/2037*		1,802,389	1,712,384
Washington Mutual Mtg. Pass-Through Certs. FRS Series 2006-AR5 Class 4A 1.65% due 06/25/2046(2)		413,424	320,782
Wells Fargo Alternative Loan Trust VRS Series 2007-PA6, Class A1 3.18% due 12/28/2037(2)		522,488	479,238

			42,603,559

Total Asset Backed Securities (cost $61,241,252)			61,560,224

CORPORATE BONDS & NOTES — 5.4%
France — 0.5%
Dexia Credit Local SA Government Guar. Notes 1.88% due 03/28/2019*		2,500,000	2,487,600

Germany — 0.2%
KFW Government Guar. Notes 5.00% due 12/01/2020	SEK	2,000,000	264,423
KFW Government Guar. Notes 6.00% due 08/20/2020	AUD	800,000	670,161

			934,584

Italy — 0.3%
UniCredit SpA Sub. Notes 6.95% due 10/31/2022	EUR	1,050,000	1,364,399

Japan — 1.8%
Japan Finance Organization for Municipalities Government Guar. Bonds 1.90% due 06/22/2018	JPY	860,000,000	7,880,177

Mexico — 0.1%
America Movil SAB de CV Senior Notes 6.00% due 06/09/2019	MXN	4,310,000	219,943
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044		11,000	9,653
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021		14,000	15,242
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045		20,000	19,578

			264,416

Netherlands — 0.5%
EDP Finance BV Senior Notes 2.00% due 04/22/2025	EUR	900,000	990,173
EDP Finance BV Senior Notes 5.75% due 09/21/2017	EUR	800,000	891,197
Petrobras Global Finance BV Company Guar. Notes 6.85% due 06/05/2115		120,000	106,860
Petrobras Global Finance BV Company Guar. Notes 7.38% due 01/17/2027		170,000	182,801
Petrobras Global Finance BV Company Guar. Notes 8.38% due 05/23/2021		130,000	147,225
Petrobras Global Finance BV Company Guar. Notes 8.75% due 05/23/2026		20,000	23,320

			2,341,576

United States — 2.0%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023		300,000	308,204
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026		1,450,000	1,477,595
Bank of America Corp. Senior Notes 3.25% due 10/21/2027		1,450,000	1,390,156

General Electric Capital Corp. Senior Notes 8.50% due 04/06/2018	MXN	2,000,000	107,159
Morgan Stanley Senior Notes 3.13% due 07/27/2026		1,500,000	1,447,334
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025		650,000	710,594
Valero Energy Partners LP Senior Notes 4.38% due 12/15/2026		1,400,000	1,439,279
VEREIT Operating Partnership LP Company Guar. Notes 4.88% due 06/01/2026		300,000	317,877
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026		1,600,000	1,542,795

			8,740,993

Total Corporate Bonds & Notes (cost $24,489,237)			24,013,745

FOREIGN GOVERNMENT OBLIGATIONS — 58.1%
Australia — 4.4%
Commonwealth of Australia Senior Bonds 2.75% due 10/21/2019	AUD	22,440,000	17,214,463
Commonwealth of Australia Senior Bonds 4.50% due 04/21/2033	AUD	1,100,000	980,981
Commonwealth of Australia Senior Bonds 5.50% due 04/21/2023	AUD	1,660,000	1,469,385

			19,664,829

Belgium — 1.1%
Kingdom of Belgium Senior Bonds 2.15% due 06/22/2066*	EUR	810,000	896,508
Kingdom of Belgium Bonds 4.00% due 03/28/2032	EUR	2,550,000	3,881,467

			4,777,975

Brazil — 0.5%
Brazil Notas do Tesouro Nacional Nacional Notes 6.00% due 08/15/2050(4)	BRL	7,672,582	2,088,197

Canada — 1.4%
Canada Housing Trust Government Guar. Notes 2.35% due 12/15/2018*	CAD	3,400,000	2,552,348
Government of Canada Bonds 2.75% due 12/01/2048	CAD	880,000	731,050
Province of British Columbia Canada Notes 2.85% due 06/18/2025	CAD	3,600,000	2,810,165
Province of British Columbia Canada Senior Notes 4.95% due 06/18/2040	CAD	400,000	389,471

			6,483,034

Denmark — 0.5%
Kingdom of Denmark Bonds 4.00% due 11/15/2017	DKK	7,600,000	1,141,082
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	4,700,000	1,164,067

			2,305,149

Dominican Republic — 0.2%
Dominican Republic Senior Bonds 5.50% due 01/27/2025*		200,000	207,330
Dominican Republic Senior Bonds 5.50% due 01/27/2025		100,000	103,665
Dominican Republic Senior Bonds 5.88% due 04/18/2024		100,000	106,514
Dominican Republic Senior Bonds 6.60% due 01/28/2024		300,000	331,500
Dominican Republic Senior Bonds 6.88% due 01/29/2026*		100,000	111,542

			860,551

France — 4.5%
Government of France Notes 1.00% due 07/25/2017	EUR	3,310,000	3,617,538
Government of France Bonds 2.25% due 10/25/2022	EUR	2,410,000	2,953,495
Government of France Bonds 3.50% due 04/25/2026	EUR	2,870,000	3,911,377
Government of France Bonds 4.00% due 10/25/2038	EUR	740,000	1,169,873
Government of France Bonds 4.50% due 04/25/2041	EUR	2,440,000	4,164,650
Government of France Bonds 4.75% due 04/25/2035	EUR	2,430,000	4,070,014

			19,886,947

Germany — 0.7%
Federal Republic of Germany Bonds 2.50% due 08/15/2046	EUR	2,210,000	3,249,887

Indonesia — 0.3%
Republic of Indonesia Senior Bonds 4.13% due 01/15/2025		200,000	206,020
Republic of Indonesia Senior Bonds 5.88% due 01/15/2024		200,000	227,936
Republic of Indonesia Senior Bonds 5.95% due 01/08/2046		630,000	742,212

			1,176,168

Israel — 0.1%
Israel Government USAID Government Guar. Bonds 5.50% due 09/18/2023		300,000	357,473

Italy — 8.8%
Republic of Italy Bonds 3.75% due 09/01/2024	EUR	4,370,000	5,405,138
Republic of Italy Bonds 4.25% due 09/01/2019	EUR	6,500,000	7,744,410
Republic of Italy Bonds 4.75% due 06/01/2017	EUR	2,250,000	2,460,659
Republic of Italy Bonds 5.00% due 03/01/2022	EUR	6,160,000	7,976,226
Republic of Italy Bonds 5.00% due 08/01/2034	EUR	2,430,000	3,410,054
Republic of Italy Senior Bonds 5.00% due 08/01/2039	EUR	760,000	1,072,080
Republic of Italy Bonds 5.00% due 09/01/2040	EUR	630,000	880,813
Republic of Italy Bonds 5.50% due 11/01/2022	EUR	2,110,000	2,822,837
Republic of Italy Bonds 5.75% due 02/01/2033	EUR	173,000	260,310
Republic of Italy Inflation Indexed Treasury Bonds 2.15% due 11/12/2017(4)	EUR	6,465,062	7,136,856

			39,169,383

Japan — 22.6%
Government of Japan Senior Bonds 0.10% due 12/15/2018	JPY	789,450,000	7,117,337
Government of Japan Senior Bonds 0.10% due 06/20/2020	JPY	925,200,000	8,371,328
Government of Japan Senior Bonds 0.10% due 12/20/2020	JPY	421,450,000	3,818,475
Government of Japan Senior Bonds 0.10% due 06/20/2026	JPY	557,700,000	5,055,746
Government of Japan Senior Bonds 0.30% due 03/20/2018	JPY	1,038,750,000	9,358,115
Government of Japan Senior Bonds 0.40% due 09/20/2025	JPY	823,750,000	7,665,918
Government of Japan Senior Bonds 1.40% due 09/20/2034	JPY	1,632,200,000	17,007,239
Government of Japan Senior Bonds 1.40% due 09/20/2045	JPY	220,500,000	2,297,611
Government of Japan Senior Bonds 1.40% due 03/20/2055	JPY	68,600,000	713,963
Government of Japan Senior Bonds 1.70% due 06/20/2033	JPY	38,400,000	416,997
Government of Japan Senior Bonds 1.90% due 03/20/2025	JPY	2,150,000	22,282
Government of Japan Senior Bonds 2.00% due 09/20/2041	JPY	472,800,000	5,494,786
Government of Japan Senior Bonds 2.00% due 03/20/2052	JPY	260,500,000	3,134,716
Government of Japan Senior Notes 2.20% due 06/20/2024	JPY	842,000,000	8,797,512
Government of Japan Senior Bonds 2.30% due 03/20/2039	JPY	376,400,000	4,527,673
Government of Japan CPI Linked Senior Bonds 0.10% due 09/10/2024(4)	JPY	9,940,000	93,760
Government of Japan CPI Linked Senior Bonds 0.10% due 03/10/2025(4)	JPY	1,121,396,400	10,587,753
Government of Japan CPI Linked Senior Bonds 0.10% due 03/10/2026(4)	JPY	663,632,190	6,283,595

			100,764,806

Mexico — 0.0%
United Mexican States Bonds 3.50% due 12/14/2017(4)	MXN	3,506,195	186,252
United Mexican States Bonds 8.00% due 11/07/2047	MXN	29,500	1,638

			187,890

Spain — 6.1%
Kingdom of Spain Bonds 3.80% due 04/30/2024*	EUR	4,290,000	5,551,862
Kingdom of Spain Senior Bonds 4.90% due 07/30/2040*	EUR	950,000	1,421,383
Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	740,000	1,149,269
Kingdom of Spain Senior Bonds 5.50% due 07/30/2017*	EUR	11,930,000	13,178,177
Kingdom of Spain Senior Bonds 5.90% due 07/30/2026*	EUR	3,870,000	5,806,891

			27,107,582

SupraNational — 0.4%
Asian Development Bank Senior Notes 2.35% due 06/21/2027	JPY	40,000,000	445,754
European Investment Bank Senior Notes 5.00% due 12/01/2020	SEK	2,950,000	390,018
Inter-American Development Bank Senior Notes 7.00% due 06/15/2025		850,000	1,103,649

			1,939,421

Sweden — 0.3%
Kingdom of Sweden Bonds 1.00% due 11/12/2026	SEK	4,610,000	540,634
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	7,130,000	951,351

			1,491,985

United Kingdom — 6.2%
United Kingdom Gilt Treasury Bonds 0.50% due 07/22/2022	GBP	3,570,000	4,623,667
United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2018	GBP	3,170,000	4,166,440
United Kingdom Gilt Treasury Bonds 2.00% due 07/22/2020	GBP	2,060,000	2,823,552
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	3,130,000	5,330,691
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	2,670,000	4,776,088
United Kingdom Gilt Treasury Bonds 3.50% due 07/22/2068	GBP	770,000	1,675,789
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	960,000	1,768,488
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2046	GBP	620,000	1,268,568
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	610,000	1,139,157

			27,572,440

Total Foreign Government Obligations (cost $259,158,920)			259,083,717

STRUCTURED NOTES — 0.4%
Sovereign — 0.4%
Citigroup Global Markets Holdings, Inc. (Credit linked to the Arab Republic of Egypt) zero coupon due 11/02/2017*(10)	EGP	8,580,000	436,192
Citigroup Global Markets Holdings, Inc. (Credit linked to the Arab Republic of Egypt) zero coupon due 05/03/2018*(10)	EGP	22,420,000	1,054,001
HSBC Bank PLC (Credit linked to the Arab Republic of Egypt) zero coupon due 09/14/2017*(7)(10)	EGP	5,000,000	258,379

Total Structured Notes (cost $1,760,201)			1,748,572

U.S. GOVERNMENT AGENCIES — 2.6%
United States — 2.6%
Federal Home Loan Bank 2.63% due 09/12/2025		2,200,000	2,210,032
Federal Home Loan Mtg. Corp.
5.00% due 07/01/2035		722,258	796,251
5.00% due 11/01/2038		145,972	159,726
5.00% due 01/01/2039		46,458	50,729
5.00% due 09/01/2039		106,895	116,771
5.00% due 05/01/2041		361,099	395,936
7.00% due 02/01/2039		579,888	673,180
Federal Home Loan Mtg. Corp. Multifamily Structured Pass-Through Certs. Series K030, Class A1 2.78% due 09/25/2022(5)		812,273	830,495
Federal National Mtg. Assoc.
3.42% due 10/01/2020		317,736	330,634
3.62% due 12/01/2020		248,476	261,285
4.38% due 06/01/2021		883,979	953,904
4.50% due 02/01/2040		12,582	13,542
4.50% due 08/01/2041		191,339	206,696
6.00% due 10/01/2034		456,140	520,658
6.00% due 11/01/2034		61,459	69,591
6.00% due 02/01/2037		577,080	653,442
6.00% due 03/01/2037		46,844	53,303
6.00% due 10/01/2037		193,948	219,687
6.00% due 08/01/2038		120,102	136,878
6.00% due 06/01/2039		2,548	2,885
6.00% due 10/01/2040		190,024	215,168
6.00% due 04/01/2041		24,691	27,958
6.00% due 05/01/2041		174,580	198,460
6.00% due 10/01/2041		156,678	178,423
7.00% due 03/01/2039		323,735	376,544
Federal National Mtg. Assoc.
Series 2012-M8, Class ASQ2
1.52% due 12/25/2019(5)		191,591	191,636
Series 2012-M8, Class ASQ3
1.80% due 12/25/2019(5)		800,000	802,328
Federal National Mtg. Assoc. REMIC
Series 2012-153, Class B
7.00% due 07/25/2042(2)		600,406	698,580
Series 2012-111, Class B
7.00% due 10/25/2042(2)		163,513	192,886

Total U.S. Government Agencies (cost $11,371,956)		11,537,608

U.S. GOVERNMENT TREASURIES — 16.5%
United States — 16.5%
United States Treasury Bonds
2.88% due 08/15/2045(6)	7,200,000	7,077,939
3.00% due 05/15/2045(6)	7,910,000	7,973,652
3.63% due 02/15/2044(6)	6,910,000	7,799,393
United States Treasury Notes
0.13% due 04/15/2020 TIPS(4)	759,295	768,228
0.13% due 04/15/2021 TIPS(4)	2,055,440	2,075,030
0.13% due 07/15/2024 TIPS(4)	2,113,189	2,103,450
0.38% due 07/15/2023 TIPS(4)	2,093,320	2,132,243
0.63% due 01/15/2024 TIPS(4)	3,027,368	3,111,686
1.38% due 08/31/2023	18,760,000	18,021,325
2.13% due 03/31/2024	5,870,000	5,881,922
2.25% due 01/31/2024	15,260,000	15,428,699
2.25% due 11/15/2025	1,310,000	1,310,563

Total U.S. Government Treasuries (cost $74,476,849)		73,684,130

Total Long-Term Investment Securities (cost $432,498,415)		431,627,996

SHORT-TERM INVESTMENT SECURITIES — 2.0%
Registered Investment Companies — 2.0%
State Street Institutional U.S. Government Money Market Fund, Administration Class 0.43%(8) (cost $9,267,494)	9,267,494	9,267,494

TOTAL INVESTMENTS (cost $441,765,909)(9)	98.8%	440,895,490
Other assets less liabilities	1.2	5,141,091

NET ASSETS	100.0%	$446,036,581

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2017, the aggregate value of these securities was $77,259,361 representing 17.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

**	Denominated in United States Dollars unless otherwise indicated.

(1)	Collateralized Loan Obligation

(2)	Collateralized Mortgage Obligation

(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).

(4)	Principal amount of security is adjusted for inflation.

(5)	Commercial Mortgage Backed Security

(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(7)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs (see Note 1).

(8)	The rate shown is the 7-day yield as of April 30, 2017.

(9)	See Note 3 for cost of investments on a tax basis.

(10)	Illiquid security. At April 30, 2017, the aggregate value of these securities was $4,183,334 representing 0.9% of net assets.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

DKK — Danish Krone

EGP — Egyptian Pound

EUR — Euro Currency

GBP — British Pound Sterling

JPY — Japanese Yen

MXN — Mexican Peso

SEK — Swedish Krona

REMIC — Real Estate Mortgage Investment Conduit

TIPS — Treasury Inflation Protected Securities

USAID — United States Agency for International Development

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at April 30, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2017	Unrealized Appreciation (Depreciation)
75	Short	90 Day Euro Dollar	December 2018	$18,388,217	$18,402,188	$(13,971)
38	Short	90 Day Euro Dollar	December 2019	9,293,389	9,299,550	(6,161)
31	Long	Australian 10 Year Bonds	June 2017	2,919,650	3,011,145	91,495
71	Long	Euro-BOBL	June 2017	10,230,572	10,198,089	(32,483)
21	Long	Euro-BTP	June 2017	2,990,030	3,012,905	22,875
69	Long	Euro-Bund	June 2017	12,049,266	12,159,656	110,390
47	Long	Euro-OAT	June 2017	7,523,172	7,671,371	148,199
31	Long	Long Gilt	June 2017	5,024,237	5,150,191	125,954
17	Short	U.S. Treasury 10 Year Notes	June 2017	2,136,343	2,137,219	(876)
259	Short	U.S. Treasury 5 Year Notes	June 2017	30,589,479	30,667,219	(77,740)
12	Long	U.S. Treasury Long Bonds	June 2017	1,798,909	1,835,625	36,716
8	Short	U.S. Treasury Ultra Long Bonds	June 2017	1,246,492	1,303,500	(57,008)

						$347,390

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	AUD	18,136,000	USD	13,711,886	06/08/2017	$140,635	$—
	AUD	498,000	USD	376,222	06/21/2017	3,647	—
	BRL	6,584,514	USD	2,065,276	07/05/2017	20,862	—
	CAD	507,935	EUR	359,000	06/21/2017	19,651	—
	CAD	507,604	USD	381,000	06/21/2017	8,870	—
	CHF	385,298	EUR	360,642	06/21/2017	5,407	—
	CLP	130,322,598	USD	199,224	06/15/2017	4,360	—
	CZK	9,090,788	EUR	341,120	05/10/2017	2,747	—
	EUR	338,266	CZK	9,090,788	05/10/2017	363	—
	EUR	453,000	CZK	12,211,748	06/21/2017	2,394	—
	EUR	778,343	HUF	242,014,342	06/21/2017	—	(6,825)
	EUR	856,000	PLN	3,643,004	06/21/2017	3,944	—
	EUR	2,645,204	SEK	25,211,704	06/21/2017	—	(34,831)
	EUR	855,603	USD	916,301	06/21/2017	—	(18,004)
	EUR	704,000	CZK	18,866,003	07/03/2017	—	(573)
	EUR	360,000	CZK	9,583,920	09/20/2017	—	(2,702)
	GBP	146,310	AUD	242,328	06/21/2017	—	(8,470)
	GBP	602,000	USD	772,992	06/21/2017	—	(7,806)
	JPY	83,885,895	USD	762,000	06/21/2017	8,009	—
	MXN	30,363,963	USD	1,543,000	06/21/2017	—	(56,875)
	NOK	5,430,147	EUR	596,274	06/21/2017	18,317	—
	NZD	1,612,000	USD	1,113,542	06/21/2017	8,133	—
	PLN	1,206,170	EUR	284,000	06/21/2017	—	(667)
	RUB	22,468,986	USD	372,000	05/15/2017	—	(21,671)
	TRY	1,132,566	USD	296,608	06/21/2017	—	(17,730)
	USD	381,274	KRW	435,306,664	05/11/2017	1,396	—
	USD	225,406	MXN	4,277,035	05/12/2017	1,426	—
	USD	843,796	BRL	2,725,452	06/02/2017	8,455	—
	USD	1,494,667	AUD	1,978,826	06/21/2017	—	(14,226)
	USD	1,116,346	EUR	1,036,831	06/21/2017	15,858	—
	USD	375,000	JPY	41,588,625	06/21/2017	—	(1,189)
	USD	3,523,019	MXN	69,350,610	06/21/2017	131,058	—

						405,532	(191,569)

Barclays Bank PLC	AUD	496,000	CAD	504,143	06/21/2017	—	(1,486)
	AUD	5,500,784	USD	4,163,038	06/21/2017	47,675	—
	BRL	1,182,807	USD	377,000	05/03/2017	4,351	—
	CAD	932,000	USD	693,468	05/17/2017	10,556	—
	EUR	396,868	PLN	1,691,943	06/21/2017	2,585	—
	EUR	699,000	USD	758,094	06/21/2017	—	(5,203)
	GBP	119,472	JPY	17,012,646	06/21/2017	—	(2,041)
	GBP	302,000	USD	386,928	06/21/2017	—	(4,767)
	INR	24,745,760	USD	381,000	05/24/2017	—	(3,077)
	INR	50,992,720	USD	779,110	07/14/2017	—	(8,042)
	JPY	40,902,091	EUR	349,958	06/21/2017	14,509	—
	JPY	620,202,867	USD	5,435,513	06/21/2017	—	(139,051)
	KRW	4,461,444,217	USD	3,962,182	07/13/2017	38,067	—
	MXN	7,207,938	USD	372,000	06/21/2017	—	(7,786)
	MYR	718,865	USD	161,000	05/08/2017	—	(4,626)
	MYR	718,865	USD	165,828	05/24/2017	88	—
	NZD	537,000	USD	371,140	06/21/2017	2,899	—
	PHP	18,931,128	USD	381,000	05/24/2017	4,437	—
	RUB	8,651,538	USD	153,000	05/15/2017	1,419	—
	TRY	4,002,736	USD	1,076,729	06/21/2017	—	(34,209)
	USD	165,790	MYR	718,865	05/08/2017	—	(164)
	USD	289,236	EUR	265,535	05/11/2017	124	—
	USD	900,837	KRW	1,031,908,554	05/15/2017	6,321	—
	USD	610,000	RUB	35,195,170	05/15/2017	6,642	—
	USD	396,435	BRL	1,262,129	06/02/2017	—	(1,766)
	USD	158,401	CLP	103,546,924	06/15/2017	—	(3,573)
	USD	2,919,882	CAD	3,926,745	06/21/2017	—	(41,147)
	USD	2,345,801	EUR	2,152,128	06/21/2017	4,290	—
	USD	1,524,349	GBP	1,235,302	06/21/2017	77,846	—
	USD	354,150	JPY	40,371,683	06/21/2017	8,722	—
	USD	542,651	NZD	771,209	06/21/2017	—	(13,803)
	USD	378,000	SGD	526,509	06/21/2017	—	(964)
	USD	1,776,000	TRY	6,537,477	06/21/2017	38,441	—
	USD	1,815,000	ZAR	23,948,749	06/21/2017	—	(37,901)
	USD	177,189	TWD	5,464,506	07/11/2017	4,234	—
	USD	3,095,384	KRW	3,512,899,103	07/13/2017	—	(5,572)
	ZAR	18,952,261	USD	1,443,837	06/21/2017	37,498	—

						310,704	(315,178)

BNP Paribas SA	CAD	241,014	USD	181,000	06/21/2017	4,310	—
	EUR	780,883	HUF	242,816,598	06/21/2017	—	(6,804)
	EUR	347,728	JPY	42,253,960	06/21/2017	77	—
	EUR	1,263,210	NOK	11,510,607	06/21/2017	—	(38,011)
	EUR	2,424,112	PLN	10,461,160	06/21/2017	48,406	—
	EUR	374,000	SEK	3,563,717	06/21/2017	—	(5,028)
	JPY	42,120,296	EUR	349,958	06/21/2017	3,560	—
	JPY	89,271,585	USD	793,962	06/21/2017	—	(8,437)
	NZD	540,000	USD	373,934	06/21/2017	3,636	—
	PLN	894,428	EUR	209,000	06/21/2017	—	(2,240)
	SEK	5,684,486	USD	645,693	06/21/2017	2,271	—
	USD	374,669	AUD	499,000	06/21/2017	—	(1,347)
	USD	1,180,654	CNH	8,220,391	06/21/2017	5,825	—
	USD	1,487,767	EUR	1,392,571	06/21/2017	32,899	—
	USD	1,547,784	NZD	2,248,836	06/21/2017	—	(5,673)
	USD	750,000	PLN	3,012,211	06/21/2017	26,148	—
	USD	378,000	SGD	526,196	06/21/2017	—	(1,188)

						127,132	(68,728)

Citibank, N.A.	AUD	1,007,000	USD	769,796	06/21/2017	16,418	—
	CAD	4,597,766	USD	3,450,450	06/21/2017	79,783	—
	CZK	29,186,415	EUR	1,084,594	06/21/2017	—	(3,635)
	EUR	231,000	CZK	6,208,703	06/05/2017	350	—
	EUR	907,351	CZK	24,453,100	06/21/2017	4,518	—
	EUR	4,447,936	NOK	39,935,789	06/21/2017	—	(203,139)
	EUR	689,810	SEK	6,639,891	06/21/2017	—	(1,698)
	EUR	348,000	USD	379,776	06/21/2017	—	(235)
	EUR	1,084,594	CZK	29,015,050	11/21/2017	—	(1,738)
	GBP	913,673	EUR	1,074,000	06/21/2017	—	(12,248)
	GBP	303,000	USD	372,493	06/21/2017	—	(20,500)
	HKD	13,252,313	USD	1,710,506	10/03/2017	2,140	—
	HKD	10,644,515	USD	1,374,000	10/10/2017	1,669	—
	HKD	19,497,322	USD	2,520,832	03/27/2018	3,777	—
	JPY	81,957,597	EUR	682,133	06/21/2017	8,220	—
	JPY	169,001,859	USD	1,498,000	06/21/2017	—	(21,038)
	KRW	3,093,452,850	USD	2,711,653	07/13/2017	—	(9,229)
	RUB	3,840,727	USD	67,701	05/26/2017	567	—
	SEK	3,223,647	EUR	339,396	06/21/2017	5,733	—
	SEK	1,327,789	USD	151,883	06/21/2017	1,591	—
	SGD	525,154	USD	375,000	06/21/2017	—	(1,066)
	TWD	26,445,804	USD	865,232	06/02/2017	—	(11,120)
	USD	1,667,077	RUB	97,743,169	05/15/2017	45,447	—
	USD	233,818	COP	667,630,441	05/22/2017	—	(7,594)
	USD	384,000	INR	24,680,755	05/24/2017	—	(932)
	USD	384,000	PEN	1,251,994	06/02/2017	571	—
	USD	443,374	ARS	7,000,879	06/06/2017	4,171	—
	USD	5,123,649	GBP	3,992,682	06/15/2017	53,900	—
	USD	529,025	AUD	706,000	06/21/2017	—	(837)
	USD	919,762	CAD	1,234,509	06/21/2017	—	(14,732)
	USD	2,192,123	EUR	2,016,716	06/21/2017	10,100	—
	USD	382,609	GBP	306,848	06/21/2017	15,375	—
	USD	934,353	JPY	103,781,383	06/21/2017	—	(1,536)
	USD	1,042,148	MXN	20,305,233	06/21/2017	27,733	—
	USD	210,632	NOK	1,786,791	06/21/2017	—	(2,407)
	USD	1,323,368	NZD	1,896,091	06/21/2017	—	(23,148)
	USD	1,450,107	CNY	10,078,243	06/29/2017	2,598	—
	USD	846,400	TWD	25,595,125	08/17/2017	4,566	—
	ZAR	2,011,847	USD	152,000	06/21/2017	2,712	—

						291,939	(336,832)

Credit Suisse International	AUD	196,317	NZD	215,536	06/21/2017	929	—
	AUD	778,016	USD	591,468	06/21/2017	9,402	—
	CHF	374,857	EUR	350,000	06/21/2017	4,312	—
	EUR	3,504,442	CHF	3,751,050	06/21/2017	—	(45,468)
	EUR	177,594	HUF	55,471,392	06/21/2017	—	(682)

	EUR	2,853,113	SEK	27,203,007	06/21/2017	—	(36,471)
	EUR	3,772,664	USD	4,053,467	06/21/2017	—	(66,224)
	GBP	144,307	CAD	239,347	06/21/2017	—	(11,699)
	GBP	299,837	USD	384,760	06/21/2017	—	(4,131)
	JPY	29,909,389	AUD	356,744	06/21/2017	—	(1,940)
	JPY	16,731,667	USD	154,149	06/21/2017	3,760	—
	NZD	1,096,135	AUD	1,025,000	06/21/2017	15,184	—
	USD	460,393	EUR	423,327	05/11/2017	915	—
	USD	506,939	RUB	30,030,223	05/15/2017	19,210	—
	USD	866,960	COP	2,570,535,489	06/16/2017	1,000	—
	USD	1,379,034	AUD	1,826,057	06/21/2017	—	(12,886)
	USD	748,000	CAD	996,271	06/21/2017	—	(17,624)
	USD	1,124,132	EUR	1,043,000	06/21/2017	14,808	—
	USD	1,019,672	NZD	1,466,382	06/21/2017	—	(14,119)

						69,520	(211,244)

Deutsche Bank AG	AUD	504,000	CAD	505,327	06/21/2017	—	(6,603)
	AUD	3,526,000	USD	2,662,499	06/21/2017	24,554	—
	BRL	1,203,520	USD	384,000	05/03/2017	4,825	—
	BRL	1,119,770	USD	351,676	06/02/2017	1,523	—
	CAD	203,622	AUD	203,429	06/21/2017	2,917	—
	CAD	710,041	USD	535,000	06/21/2017	14,462	—
	COP	437,931,900	USD	153,000	05/03/2017	4,145	—
	COP	967,255,781	USD	331,309	08/11/2017	7,147	—
	EUR	348,958	HUF	109,193,941	06/21/2017	—	(654)
	EUR	309,000	JPY	37,506,832	06/21/2017	—	(301)
	EUR	358,000	USD	382,953	06/21/2017	—	(7,978)
	GBP	1,130,555	USD	1,423,984	06/21/2017	—	(42,354)
	IDR	10,279,855,800	USD	766,667	06/22/2017	—	(825)
	INR	49,405,320	USD	763,017	05/24/2017	—	(3,799)
	INR	27,181,496	USD	414,249	07/14/2017	—	(5,340)
	KRW	607,492,500	USD	535,000	05/11/2017	964	—
	KRW	591,587,462	USD	523,333	05/15/2017	3,264	—
	KRW	1,707,976,978	USD	1,516,701	05/24/2017	15,112	—
	KRW	4,115,444,000	USD	3,594,902	05/30/2017	—	(23,395)
	MXN	11,727,979	USD	615,258	06/21/2017	—	(2,689)
	NZD	1,600,000	USD	1,121,344	06/21/2017	24,164	—
	PEN	1,232,327	USD	376,283	06/22/2017	—	(1,615)
	PHP	55,746,524	USD	1,126,020	05/24/2017	17,154	—
	PLN	6,711,936	EUR	1,582,203	06/21/2017	—	(1,705)
	PLN	1,477,216	USD	378,000	06/21/2017	—	(2,630)
	SEK	6,152,771	EUR	638,269	06/21/2017	553	—
	SGD	1,057,926	USD	753,000	06/21/2017	—	(4,587)
	USD	1,137,586	BRL	3,579,473	05/03/2017	—	(9,856)
	USD	302,000	COP	870,623,116	05/03/2017	—	(6,071)
	USD	808,622	EUR	744,000	05/11/2017	2,131	—
	USD	382,000	KRW	435,289,000	05/15/2017	666	—
	USD	302,000	RUB	17,192,860	05/15/2017	—	(770)
	USD	377,801	KRW	431,334,831	05/17/2017	1,394	—
	USD	154,000	KRW	175,744,800	05/22/2017	506	—
	USD	296,192	IDR	3,986,590,166	05/24/2017	2,324	—
	USD	976,691	KRW	1,093,101,400	05/24/2017	—	(15,677)
	USD	375,652	PHP	18,692,468	05/24/2017	—	(3,837)
	USD	511,082	RUB	29,518,510	05/26/2017	4,885	—
	USD	768,000	TWD	23,079,168	06/02/2017	—	(3,211)
	USD	419,671	ARS	6,637,095	06/16/2017	2,498	—
	USD	3,537,200	TWD	107,690,067	06/20/2017	34,641	—
	USD	1,004,369	AUD	1,331,773	06/21/2017	—	(8,015)
	USD	1,882,000	CAD	2,527,747	06/21/2017	—	(28,884)
	USD	2,617,286	EUR	2,434,000	06/21/2017	40,605	—
	USD	392,319	GBP	303,040	06/21/2017	726	—
	USD	384,000	JPY	42,341,760	06/21/2017	—	(3,420)
	USD	770,000	MXN	14,717,674	06/21/2017	5,473	—
	USD	744,000	SGD	1,043,304	06/21/2017	3,116	—
	USD	151,000	TRY	563,230	06/21/2017	5,321	—
	USD	1,599,964	IDR	21,610,868,063	06/22/2017	13,499	—
	USD	399,395	PEN	1,313,211	06/22/2017	3,307	—
	USD	417,392	ARS	6,707,488	07/06/2017	5,041	—
	USD	3,954,298	KRW	4,484,631,798	07/13/2017	—	(9,788)
	USD	1,802,317	INR	118,798,124	07/14/2017	31,517	—
	ZAR	3,937,116	USD	304,000	06/21/2017	11,849	—

						290,283	(194,004)

HSBC Bank PLC	AUD	1,021,000	NZD	1,096,748	06/21/2017	—	(11,771)
	EUR	861,788	NOK	7,913,521	06/21/2017	—	(18,853)
	EUR	911,675	PLN	3,921,374	06/21/2017	14,874	—
	EUR	3,234,586	SEK	30,922,570	06/21/2017	—	(32,019)
	EUR	347,000	USD	379,118	06/21/2017	200	—
	GBP	724,524	EUR	847,358	06/21/2017	—	(14,410)
	GBP	922,696	USD	1,148,499	06/21/2017	—	(48,243)
	HKD	9,860,943	USD	1,273,880	03/27/2018	857	—
	HUF	109,202,628	EUR	354,000	06/21/2017	6,130	—
	JPY	1,604,559,397	USD	14,456,271	05/31/2017	47,011	—
	JPY	60,983,804	USD	550,477	06/21/2017	2,337	—
	NZD	549,000	USD	384,578	06/21/2017	8,109	—
	PLN	3,275,181	EUR	767,222	06/21/2017	—	(6,112)
	SEK	5,401,000	USD	616,327	05/15/2017	6,180	—
	SGD	1,083,003	USD	772,000	06/21/2017	—	(3,545)
	TRY	1,585,676	USD	411,644	06/21/2017	—	(28,452)
	USD	1,145,342	EUR	1,047,446	05/11/2017	—	(3,918)
	USD	409,556	IDR	5,507,711,100	05/24/2017	2,860	—
	USD	203,939	INR	13,798,518	05/24/2017	10,226	—
	USD	408,356	PHP	20,711,808	05/24/2017	3,627	—
	USD	586,894	IDR	7,924,242,291	06/09/2017	5,560	—
	USD	364,757	AUD	481,336	06/21/2017	—	(4,649)
	USD	385,000	CAD	518,481	06/21/2017	—	(4,896)
	USD	1,295,680	CNH	8,966,838	06/21/2017	—	(1,464)
	USD	1,130,662	GBP	915,000	06/21/2017	56,099	—
	USD	308,080	MXN	5,949,070	06/21/2017	5,376	—
	USD	636,079	NOK	5,430,147	06/21/2017	—	(3,274)
	USD	373,477	NZD	534,000	06/21/2017	—	(7,293)
	USD	372,000	PLN	1,497,015	06/21/2017	13,732	—
	USD	152,380	SEK	1,375,721	06/21/2017	3,337	—
	USD	780,000	SGD	1,103,132	06/21/2017	9,959	—
	USD	149,000	TRY	552,987	06/21/2017	4,478	—
	USD	149,000	ZAR	1,931,241	06/21/2017	—	(5,694)
	ZAR	4,023,837	USD	299,000	06/21/2017	414	—

						201,366	(194,593)

JPMorgan Chase Bank, N.A. London	AUD	1,479,000	USD	1,114,519	06/21/2017	8,018	—
	CAD	509,044	EUR	353,000	06/21/2017	12,286	—
	EUR	814,000	CZK	21,859,970	06/05/2017	491	—
	EUR	640,865	CZK	17,255,844	06/13/2017	2,397	—
	EUR	699,000	CAD	1,015,784	06/21/2017	—	(18,616)
	EUR	354,000	GBP	308,401	06/21/2017	13,436	—
	EUR	405,282	HUF	126,606,418	06/21/2017	—	(1,499)
	EUR	2,097,000	NOK	19,282,139	06/21/2017	—	(42,838)
	EUR	2,755,405	SEK	26,378,107	06/21/2017	—	(23,145)
	EUR	8,788,458	USD	9,435,387	06/21/2017	—	(161,475)
	EUR	849,155	CZK	22,702,147	09/21/2017	—	(2,445)
	EUR	352,000	CZK	9,473,376	10/03/2017	1,561	—
	EUR	1,168,918	CZK	31,164,471	01/03/2018	—	(4,849)
	GBP	306,000	USD	382,521	06/21/2017	—	(14,362)
	JPY	83,724,511	USD	733,286	06/21/2017	—	(19,254)
	MXN	151,658,800	USD	7,244,962	06/08/2017	—	(762,625)
	MXN	24,545,522	USD	1,284,000	06/21/2017	—	(9,301)
	NOK	6,596,327	USD	769,353	06/21/2017	647	—
	SEK	9,323,465	EUR	978,223	06/21/2017	12,890	—
	TRY	872,327	USD	229,000	06/21/2017	—	(13,110)
	USD	133,486	EUR	125,000	05/11/2017	2,730	—
	USD	131,730	MXN	2,479,000	05/12/2017	—	(257)
	USD	374,027	AUD	497,000	06/21/2017	—	(2,201)
	USD	1,195,974	CAD	1,599,566	06/21/2017	—	(23,317)
	USD	385,000	CNH	2,658,887	06/21/2017	—	(1,233)
	USD	1,504,040	EUR	1,399,000	06/21/2017	23,647	—
	USD	430,440	MXN	8,519,304	06/21/2017	18,441	—
	USD	153,000	TRY	556,253	06/21/2017	1,385	—
	USD	151,332	ZAR	1,891,357	06/21/2017	—	(10,985)
	ZAR	1,980,228	USD	151,000	06/21/2017	4,059	—

						101,988	(1,111,512)

Merrill Lynch International	MXN	36,836,359	USD	1,938,348	05/12/2017	—	(15,268)

Morgan Stanley & Co. International PLC	AUD	982,000	USD	742,081	06/21/2017	7,407	—
	BRL	1,193,146	USD	385,000	05/03/2017	9,094	—
	COP	432,691,216	USD	149,358	05/03/2017	2,285	—
	CZK	9,531,000	EUR	360,000	06/13/2017	5,256	—
	EUR	760,307	PLN	3,264,407	06/21/2017	10,888	—
	EUR	3,137,351	USD	3,357,211	06/21/2017	—	(68,728)
	EUR	391,860	CZK	10,473,438	09/21/2017	—	(1,248)
	EUR	397,103	CZK	10,621,691	11/21/2017	—	(702)
	EUR	397,191	CZK	10,630,825	11/22/2017	—	(413)
	IDR	6,052,613,815	USD	451,721	06/09/2017	—	(801)
	JPY	169,429,042	USD	1,503,589	06/21/2017	—	(19,288)
	RUB	222,928,117	USD	3,872,962	05/15/2017	—	(32,883)
	RUB	66,233,341	USD	1,169,787	05/26/2017	12,065	—
	SEK	1,872,202	USD	208,667	06/21/2017	—	(3,246)
	TWD	11,666,489	USD	382,884	07/11/2017	—	(4,445)
	USD	13,106,598	EUR	12,295,928	05/11/2017	292,539	—
	USD	3,268,115	RUB	191,198,060	05/15/2017	81,799	—
	USD	384,000	KRW	435,502,080	05/24/2017	—	(1,123)
	USD	777,629	PHP	39,079,012	05/24/2017	—	(300)
	USD	611,909	RUB	35,037,034	05/26/2017	519	—
	USD	4,372,084	BRL	13,874,938	06/02/2017	—	(33,381)
	USD	526,307	AUD	691,000	06/21/2017	—	(9,341)
	USD	461,563	CAD	620,605	06/21/2017	—	(6,591)
	USD	973,839	EUR	902,658	06/21/2017	11,850	—
	USD	3,422,342	MXN	67,673,581	06/21/2017	143,374	—
	USD	763,051	NZD	1,099,000	06/21/2017	—	(9,425)
	USD	5,554,832	PLN	22,688,710	06/21/2017	291,308	—
	USD	149,000	TRY	554,332	06/21/2017	4,852	—
	USD	2,767,506	ZAR	36,711,245	06/21/2017	—	(43,375)
	USD	651,443	KRW	742,808,411	07/13/2017	1,902	—
	USD	310,500	COP	907,306,216	08/11/2017	—	(6,430)

						875,138	(241,720)

Royal Bank of Canada	AUD	239,272	CAD	243,249	06/21/2017	—	(680)
	AUD	1,213,296	USD	917,410	06/21/2017	9,694	—
	CAD	503,675	EUR	352,000	06/21/2017	15,130	—
	CAD	3,019,916	USD	2,265,000	06/21/2017	51,070	—
	EUR	358,000	NOK	3,309,782	06/21/2017	—	(5,223)
	EUR	488,000	USD	529,857	06/21/2017	—	(3,031)
	JPY	58,991,103	EUR	492,537	06/21/2017	7,614	—
	NOK	3,169,508	EUR	347,000	06/21/2017	9,558	—
	NZD	1,072,000	USD	754,392	06/21/2017	19,282	—
	SEK	3,285,146	EUR	347,000	06/21/2017	7,076	—
	SEK	1,326,429	NOK	1,277,661	06/21/2017	—	(1,244)
	USD	833,577	EUR	773,378	05/11/2017	9,190	—
	USD	1,360,407	AUD	1,792,000	06/21/2017	—	(19,739)
	USD	4,034,576	CAD	5,397,227	06/21/2017	—	(77,816)
	USD	1,923,640	EUR	1,756,000	06/21/2017	—	(6,115)
	USD	375,000	JPY	42,892,800	06/21/2017	10,533	—
	USD	1,135,096	NOK	9,702,108	06/21/2017	—	(4,456)

						139,147	(118,304)

Royal Bank of Scotland PLC	AUD	983,000	USD	747,733	06/21/2017	12,311	—
	CNH	3,649,375	USD	529,000	06/21/2017	2,272	—
	EUR	694,000	GBP	608,938	06/21/2017	31,959	—
	GBP	303,418	EUR	351,000	06/21/2017	—	(10,249)
	GBP	902,000	USD	1,142,914	06/21/2017	—	(26,985)
	JPY	72,488,410	USD	658,764	06/21/2017	7,217	—
	MXN	41,671,732	USD	2,155,972	06/21/2017	—	(39,708)
	NZD	534,792	AUD	493,000	06/21/2017	2,107	—
	TRY	576,443	USD	150,000	06/21/2017	—	(9,989)
	USD	4,469,621	EUR	4,123,000	05/11/2017	23,301	—
	USD	752,076	GBP	617,000	06/21/2017	48,177	—
	USD	1,635,972	MXN	31,922,059	06/21/2017	45,999	—
	USD	549,367	TRY	2,077,093	06/21/2017	27,119	—

						200,462	(86,931)

Standard Chartered Bank	AUD	2,561,000	USD	1,930,841	06/21/2017	14,852	—
	CAD	202,296	USD	151,920	06/21/2017	3,614	—
	CNH	7,869,130	USD	1,136,000	06/21/2017	220	—
	EUR	750,000	CHF	802,697	06/21/2017	—	(9,812)

	EUR	351,000	GBP	306,286	06/21/2017	13,968	—
	EUR	201,000	NOK	1,862,074	06/21/2017	—	(2,491)
	GBP	909,766	EUR	1,051,000	06/21/2017	—	(32,296)
	HKD	6,237,014	USD	806,496	03/27/2018	1,314	—
	INR	26,627,636	USD	391,468	07/14/2017	—	(19,571)
	JPY	42,381,120	USD	384,000	06/21/2017	3,066	—
	NZD	548,000	USD	380,953	06/21/2017	5,169	—
	TRY	561,994	USD	154,000	06/21/2017	—	(1,978)
	TWD	72,880,439	USD	2,310,730	06/16/2017	—	(106,066)
	TWD	119,127,457	USD	3,904,538	08/17/2017	—	(56,114)
	USD	8,716,739	MXN	170,764,106	05/12/2017	339,733	—
	USD	1,060,118	INR	71,775,303	05/24/2017	53,899	—
	USD	586,343	AUD	775,895	06/21/2017	—	(5,864)
	USD	385,000	CNH	2,661,274	06/21/2017	—	(889)
	USD	921,000	JPY	102,384,363	06/21/2017	—	(740)
	USD	754,141	NZD	1,077,000	06/21/2017	—	(15,601)
	USD	491,000	SGD	687,503	06/21/2017	1,325	—
	ZAR	7,668,507	USD	600,000	06/21/2017	30,964	—

						468,124	(251,422)

State Street Bank London	AUD	507,000	USD	380,992	06/21/2017	1,684	—
	CAD	503,359	USD	375,000	06/21/2017	5,983	—
	CHF	440,633	EUR	412,061	06/21/2017	5,774	—
	CZK	2,411,734	EUR	90,219	06/21/2017	351	—
	EUR	349,399	CAD	511,237	06/21/2017	—	(6,745)
	EUR	411,672	CHF	440,633	06/21/2017	—	(5,349)
	EUR	454,194	CZK	12,186,020	06/21/2017	43	—
	EUR	863,614	NOK	7,869,700	06/21/2017	—	(25,954)
	EUR	2,414,375	SEK	22,935,109	06/21/2017	—	(40,455)
	EUR	347,000	USD	379,764	06/21/2017	845	—
	EUR	1,168,335	CZK	31,228,321	09/20/2017	—	(3,657)
	GBP	142,563	AUD	246,650	06/21/2017	—	(375)
	GBP	301,956	EUR	347,000	06/21/2017	—	(12,720)
	GBP	2,663,080	USD	3,277,561	06/21/2017	—	(176,470)
	JPY	28,056,748	AUD	332,337	06/21/2017	—	(3,547)
	JPY	171,960,022	EUR	1,405,000	06/21/2017	—	(11,388)
	JPY	363,108,933	USD	3,242,568	06/21/2017	—	(21,160)
	NOK	3,303,179	USD	384,653	06/21/2017	—	(285)
	NZD	547,585	AUD	507,000	06/21/2017	3,808	—
	NZD	548,000	USD	381,085	06/21/2017	5,301	—
	SEK	13,152,126	EUR	1,385,000	06/21/2017	23,721	—
	USD	1,859,108	AUD	2,417,000	06/21/2017	—	(50,851)
	USD	979,545	CAD	1,309,558	06/21/2017	—	(19,495)
	USD	3,133,026	EUR	2,903,690	06/21/2017	37,759	—
	USD	981,000	JPY	108,505,410	06/21/2017	—	(5,722)

						85,269	(384,173)

UBS AG London	AUD	218,657	EUR	154,550	06/21/2017	5,180	—
	CAD	1,116,061	USD	841,000	06/21/2017	22,805	—
	CHF	2,000,393	EUR	1,862,000	06/21/2017	16,734	—
	EUR	183,018	CAD	267,519	06/21/2017	—	(3,733)
	EUR	706,000	CHF	762,928	06/21/2017	—	(1,854)
	EUR	453,000	CZK	12,203,820	06/21/2017	2,071	—
	EUR	793,000	HUF	247,848,459	06/21/2017	—	(2,506)
	EUR	2,175,000	NOK	19,795,752	06/21/2017	—	(68,158)
	EUR	2,653,706	SEK	25,232,236	06/21/2017	—	(41,792)
	EUR	532,986	USD	579,516	06/21/2017	—	(2,497)
	GBP	303,382	EUR	353,000	06/21/2017	—	(8,018)
	GBP	4,165,763	USD	5,088,889	06/21/2017	—	(314,131)
	HKD	5,262,595	USD	679,622	09/29/2017	1,256	—
	HUF	107,537,255	EUR	348,000	06/21/2017	5,379	—
	JPY	23,556,827	AUD	282,934	06/21/2017	—	(61)
	JPY	146,804,177	USD	1,335,570	06/21/2017	16,051	—
	KRW	1,671,013,603	USD	1,454,788	05/24/2017	—	(14,304)
	NOK	9,951,047	EUR	1,093,238	06/21/2017	34,148	—
	TWD	112,205,072	USD	3,519,454	06/20/2017	—	(202,140)
	TWD	13,091,760	USD	427,975	07/11/2017	—	(6,674)
	USD	165,878	MYR	740,066	05/18/2017	4,704	—
	USD	413,805	PHP	20,810,260	05/24/2017	136	—
	USD	201,042	TWD	6,401,186	06/16/2017	11,228	—
	USD	1,425,964	AUD	1,896,000	06/21/2017	—	(7,489)

	USD	1,585,340	EUR	1,464,600	06/21/2017	13,981	—
	USD	1,629,782	HUF	475,211,748	06/21/2017	25,730	—
	USD	307,000	JPY	34,087,898	06/21/2017	—	(608)
	USD	385,000	MXN	7,294,595	06/21/2017	—	(648)
	USD	221,303	NOK	1,914,006	06/21/2017	1,747	—
	USD	200,075	NZD	285,689	06/21/2017	—	(4,168)
	USD	369,178	PLN	1,442,526	06/21/2017	2,514	—
	USD	718,740	SGD	1,011,638	06/21/2017	5,700	—
	USD	189,000	TRY	695,295	06/21/2017	3,975	—
	USD	1,355,500	ZAR	17,383,636	06/21/2017	—	(65,560)
	USD	408,542	COP	1,211,634,000	08/11/2017	—	(2,481)
	ZAR	30,856,719	USD	2,329,000	06/21/2017	39,300	—

						212,639	(746,822)

Westpac Banking Corp.	AUD	1,022,000	NZD	1,107,378	06/21/2017	—	(5,230)
	AUD	3,623,306	USD	2,763,302	06/21/2017	52,559	—
	EUR	478,305	USD	517,632	05/11/2017	—	(3,587)
	EUR	360,000	AUD	512,413	06/21/2017	—	(9,757)
	EUR	814,424	GBP	692,887	06/21/2017	9,341	—
	EUR	1,069,319	USD	1,169,637	06/21/2017	1,957	—
	GBP	1,353,001	EUR	1,544,460	06/21/2017	—	(68,324)
	JPY	373,860,849	EUR	3,089,360	06/21/2017	13,164	—
	NZD	533,690	AUD	491,000	06/21/2017	1,366	—
	NZD	2,253,206	USD	1,564,943	06/21/2017	19,835	—
	SGD	2,389,082	USD	1,694,625	06/21/2017	—	(16,211)
	USD	1,822,567	AUD	2,417,000	06/21/2017	—	(14,310)
	USD	3,423,579	NZD	4,928,206	06/21/2017	—	(44,124)

						98,222	(161,543)

Net Unrealized Appreciation/(Depreciation)						$3,877,465	$(4,629,843)

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CNH — Yuan Renminbi Offshore

CNY — Yuan Renminbi

COP — Colombian Peso

CZK — Czech Koruna

EUR — Euro Currency

GBP — British Pound Sterling

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PEN — Peruvian Sol

PHP — Philippine Peso

PLN — Polish Zloty

RUB — New Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TRY — Turkish Lira

TWD — New Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

Over the Counter Total Return Swap Contracts@

					Value
Swap Counterparty	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by the Portfolio	Total Return Received or Paid by Portfolio	Upfront Payments Made (Received)	Unrealized Appreciation (Depreciation)
Citibank, N.A.	7,475	8/17/2017	—	Egypt Treasury Bills	$399,376	$(7,789)

Over the Counter Interest Rate Swap Contracts@

				Rates Exchanged		Value
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
Bank of America, N.A.	BRL	1,160	1/4/2021	11.763%	1 month BRL-CDI	$—	$15,454
Citibank, N.A.	KRW	1,795,920	10/14/2017	2.240%	3 month KWCDC	—	5,979
Morgan Stanley & Co. International PLC	KRW	1,647,210	10/14/2017	2.245%	3 month KWCDC	—	5,518
	KRW	1,647,210	10/14/2017	2.250%	3 month KWCDC	—	5,552

						$—	$32,503

				Rates Exchanged		Value
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
Citibank, N.A.	BRL	11,510	1/4/2021	1 month BRL-CDI	11.605%	$—	$(138,554)

Total						$—	$(106,051)

Centrally Cleared Interest Rate Swap Contracts@

			Rates Exchanged		Value
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
SEK	95,010	6/15/2018	0.050%	3 month STIBOR	$46,113	$13,285
SEK	162,540	9/15/2018	-0.330%	3 month STIBOR	1,991	5,252
EUR	69,350	3/14/2019	0.030%	6 month EURIBOR	20,663	66,390
EUR	33,920	3/14/2019	0.010%	6 month EURIBOR	164	34,984
EUR	24,460	3/14/2019	-0.184%	12 month EUR-LIBOR	(1,622)	18,101
CAD	50,260	3/15/2019	1.000%	3 month CDOR	(118,588)	82,652
EUR	79,290	3/28/2019	-0.162%	12 month EONIA	7,808	59,283
CHF	17,830	3/29/2019	-0.554%	6 month CHF-LIBOR	1,672	9,160
EUR	20,470	6/21/2019	0.000%	6 month EURIBOR	18,825	34,632
NOK	48,410	6/21/2019	1.250%	6 month NIBOR	(9,543)	13,483
NZD	11,990	6/21/2019	2.250%	3 month NDBB	(22,353)	3,362
PLN	21,200	6/21/2019	2.123%	6 month WIBOR	1,936	13,185
USD	16,420	6/21/2019	1.250%	3 month USD-LIBOR	(153,237)	28,339
USD	17,390	12/19/2019	2.250%	3 month USD-LIBOR	130	48,515
USD	94,110	12/20/2019	2.250%	3 month USD-LIBOR	74,950	187,658
EUR	3,910	3/15/2022	12 month EUR-LIBOR	1.205%	(15,344)	14,445
NZD	4,660	3/15/2022	3.000%	3 month NDBB	16,799	2,208
AUD	13,860	6/21/2022	2.750%	6 month BBSW	53,942	85,229
EUR	19,020	6/21/2022	0.000%	6 month EURIBOR	(333,504)	91,786
SEK	207,860	6/21/2022	0.500%	3 month STIBOR	172,334	13,147
EUR	1,250	6/21/2024	6 month EURIBOR	0.000%	44,357	1,555
EUR	26,260	2/15/2026	0.700%	6 month EURIBOR	(53,172)	109,254
AUD	3,720	12/15/2026	3.500%	6 month BBSW	8,074	13,156
CAD	1,120	12/15/2026	2.500%	3 month CDOR	(3,522)	15,471
EUR	19,380	1/12/2027	1.330%	6 month EURIBOR	(140,963)	125,587
GBP	9,520	3/16/2027	1.600%	6 month GBP-LIBOR	(23,940)	76,249
EUR	10,160	6/15/2027	1.750%	6 month EURIBOR	143,522	25,963
EUR	2,340	6/21/2027	0.500%	6 month EURIBOR	(84,328)	3,137
USD	10,210	6/21/2027	1.500%	3 month USD-LIBOR	(918,798)	196,158
GBP	400	12/21/2031	6 month GBP-LIBOR	1.500%	(22,468)	11,594
GBP	1,420	1/15/2032	3.723%	12 month UKRPI	(10,351)	69,170
GBP	1,700	6/16/2037	6 month GBP-LIBOR	2.000%	(56,570)	4,377
GBP	1,460	6/17/2047	6 month GBP-LIBOR	1.500%	(26,943)	3,799
USD	2,720	6/21/2047	1.750%	3 month USD-LIBOR	(569,885)	100,298

					$(1,951,851)	$1,580,864

			Rates Exchanged		Value
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
EUR	4,030	3/15/2019	1.125%	3 month EUR-LIBOR	$13,404	$(12,692)
PLN	625	9/21/2020	2.018%	6 month WIBOR	1	(881)
EUR	46,710	2/11/2021	0.250%	6 month EURIBOR	10,737	(3,515)
USD	29,780	2/11/2021	3 month USD-LIBOR	2.250%	53,159	(155,676)
GBP	7,770	3/11/2021	6 month GBP-LIBOR	1.000%	(2,769)	(28,092)
PLN	6,750	9/21/2021	1.771%	6 month WIBOR	(13,209)	(27,629)
USD	47,070	6/21/2022	3 month USD-LIBOR	1.250%	2,180,998	(563,417)
USD	3,940	12/19/2023	3 month USD-LIBOR	2.600%	975	(64,080)
EUR	8,030	3/23/2024	6 month EURIBOR	0.910%	(856)	(39,769)
GBP	11,880	12/15/2026	6 month GBP-LIBOR	2.250%	(455,141)	(107,545)
GBP	1,560	1/15/2027	12 month UKRPI	3.630%	9,455	(43,431)
GBP	19,190	6/21/2027	6 month GBP-LIBOR	0.750%	1,043,119	(33,170)
USD	13,310	12/20/2028	3 month USD-LIBOR	2.790%	(118,416)	(255,195)
GBP	740	9/15/2031	3.230%	12 month UKRPI	(41,678)	(21,865)
GBP	13,690	1/11/2032	6 month GBP-LIBOR	1.940%	128,048	(232,613)
GBP	450	2/1/2032	6 month GBP-LIBOR	2.080%	12	(7,047)
GBP	6,310	6/21/2032	6 month GBP-LIBOR	1.000%	500,928	(77,928)
GBP	6,850	3/17/2037	6 month GBP-LIBOR	1.750%	50,458	(68,393)
JPY	359,380	6/21/2037	6 month JYOR	0.750%	(22,683)	(49,898)
EUR	380	6/21/2047	0.750%	6 month EURIBOR	(67,098)	(3,794)
GBP	3,040	6/21/2047	6 month GBP-LIBOR	1.000%	455,953	(56,002)

					$3,725,397	$(1,852,632)

Net Unrealized Appreciation/(Depreciation)					$1,773,546	$(271,768)

@	Illiquid security. At April 30, 2017, the aggregate value of these securities was $1,787,314 representing 0.4% of net assets.

BBSW — Bank Bill Swap Reference Rate

BRL-CDI — Brazil Interbank Deposit Rate

CDOR — Canadian Dollar Offered Rate

EONIA — Euro OverNight Index Average

EURIBOR — Euro Interbank Offered Rate

JYOR — Japanese Yen Offered Rate

KWCDC — South Korean Won 3 Month Certificate of Deposit Rates

LIBOR — London Interbank Offered Rate

NDBB — New Zealand Dollar Bank Bill

NIBOR — Norwegian Interbank Offered Rate

STIBOR — Stockholm Interbank Offered Rate

UKRPI — United Kingdom Retail Price Index

WIBOR — Warsaw Interbank Offered Rate

Over the Counter Credit Default Swaps on Sovereign Issues — Buy Protection@ (1)

						Value(5)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at April 30, 2017 (3)	Notional Amount (4) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
People’s Republic of China	(1.000)%	6/20/2021	Citibank, N.A.	0.6253%	$12,180	$22,698	$(205,178)
People’s Republic of China	(1.000)%	6/20/2021	Deutsche Bank AG	0.6253%	240	470	(4,066)
People’s Republic of China	(1.000)%	6/20/2021	JPMorgan Chase Bank, N.A.	0.6253%	80	149	(1,348)
People’s Republic of China	(1.000)%	6/20/2021	Morgan Stanley & Co. International PLC	0.6253%	11,780	23,064	(199,551)

Total						$46,381	$(410,143)

Centrally Cleared Credit Default Swaps on Credit Indicies — Buy Protection@ (1)

					Value(5)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Implied Credit Spread at April 30, 2017(3)	Notional Amount (4) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX North America Investment Grade Index	(1.000)%	12/20/2021	0.5641%	$3,880	$(41,411)	$(33,402)
CDX Emerging Markets Index	(1.000)%	6/20/2022	1.9601%	5,140	272,300	(42,285)
iTraxx Europe Index	(1.000)%	12/20/2021	0.5950%	45,900	(503,531)	(428,497)

Total					$(272,642)	$(504,184)

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection@ (2)

					Value(5)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Implied Credit Spread at April 30, 2017(3)	Notional Amount (4) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America High Yield Index	5.000%	6/20/2022	3.2886%	$140	$9,380	$1,225

@	Illiquid security. At April 30, 2017, the aggregate value of these securities was ($1,129,983) representing 0.3% of net assets.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Industry Allocation*
Sovereign	56.8%
Diversified Financial Services	13.8
United States Treasury Notes	11.4
United States Treasury Bonds	5.1
Registered Investment Companies	2.0
Regional Agencies	1.8
Federal National Mtg. Assoc.	1.4
Diversified Banking Institutions	0.9
Regional Authority	0.7
Federal Home Loan Mtg. Corp.	0.7
Sovereign Agency	0.6
Banks-Commercial	0.5
Federal Home Loan Bank	0.5
Pipelines	0.5
SupraNational Banks	0.4
Electric-Integrated	0.4
Brewery	0.4
Banks-Super Regional	0.4
Banks-Special Purpose	0.2
Oil Companies-Integrated	0.1
Real Estate Investment Trusts	0.1
Cellular Telecom	0.1

98.8%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Cayman Islands	$—	$18,956,665	$—	$18,956,665
United States	—	41,353,559	1,250,000	42,603,559
Corporate Bonds & Notes	—	24,013,745	—	24,013,745
Foreign Government Obligations	—	259,083,717	—	259,083,717
Structured Notes	—	1,748,572	—	1,748,572
U.S. Government Agencies	—	11,537,608	—	11,537,608
U.S. Government Treasuries	—	73,684,130	—	73,684,130
Short-Term Investment Securities	9,267,494	—	—	9,267,494

Total Investments at Value	$9,267,494	$430,377,996	$1,250,000	$440,895,490

Other Financial Instruments:+
Futures Contracts	$535,629	$—	$—	$535,629
Forward Foreign Currency Contracts	—	3,877,465	—	3,877,465
Over the Counter Interest Rate Swap Contracts	—	32,503	—	32,503
Centrally Cleared Interest Rate Swap Contracts	—	1,580,864	—	1,580,864
Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection	—	1,225	—	1,225

Total Other Financial Instruments	$535,629	$5,492,057	$—	$6,027,686

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$188,239	$—	$—	$188,239
Forward Foreign Currency Contracts	—	4,629,843	—	4,629,843
Over the Counter Total Return Swap Contracts	—	7,789	—	7,789
Over the Counter Interest Rate Swap Contracts	—	138,554	—	138,554
Centrally Cleared Interest Rate Swap Contracts	—	1,852,632	—	1,852,632
Over the Counter Credit Default Swaps on Sovereign Issues - Buy Protection	—	410,143	—	410,143
Centrally Cleared Credit Default Swaps on Credit Indicies - Buy Protection	—	504,184	—	504,184

Total Other Financial Instruments	$188,239	$7,543,145	$—	$7,731,384

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 72.6%
Aerospace/Defense-Equipment — 1.3%
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	$1,984,000	$2,063,360
Orbital ATK, Inc. Company Guar. Notes 5.50% due 10/01/2023	297,000	308,137
Triumph Group, Inc. Company Guar. Notes 4.88% due 04/01/2021	1,270,000	1,244,600
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	2,009,000	1,958,775

		5,574,872

Airlines — 0.7%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2018(1)	80,977	81,269
Atlas Air, Inc. Pass-Through Certs. Series 2000-1, Class B 9.06% due 01/02/2018(1)	86,248	87,283
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	1,629,491	1,670,228
United Airlines Pass-Through Trust Pass-Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	1,049,828	1,097,070

		2,935,850

Applications Software — 0.4%
Nuance Communications, Inc. Company Guar. Notes 5.63% due 12/15/2026*	1,670,000	1,726,363

Auto-Heavy Duty Trucks — 0.7%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	2,641,000	2,766,447

Batteries/Battery Systems — 0.7%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	3,037,000	3,093,944

Broadcast Services/Program — 0.5%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022	1,975,000	2,014,500

Building & Construction Products-Misc. — 0.4%
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	1,645,000	1,661,450

Building & Construction-Misc. — 0.7%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	3,117,000	3,023,490

Building Products-Wood — 0.6%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	2,395,000	2,460,862

Building-Heavy Construction — 0.5%
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*	1,981,000	2,080,050

Building-Residential/Commercial — 0.7%
Lennar Corp. Company Guar. Notes 4.50% due 04/30/2024	1,600,000	1,616,000
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	1,300,000	1,475,500

		3,091,500

Cable/Satellite TV — 2.4%
Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	2,349,000	2,531,048
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	2,740,000	2,936,584
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	2,000,000	2,023,740
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	1,976,000	2,314,390

		9,805,762

Casino Hotels — 1.6%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022	2,299,000	2,474,299
Chester Downs & Marina LLC Senior Sec. Notes 9.25% due 02/01/2020*	1,967,000	2,013,716
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	433,000	417,845
Golden Nugget Escrow, Inc. Senior Notes 8.50% due 12/01/2021*	1,530,000	1,633,275

		6,539,135

Cellular Telecom — 3.3%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	5,941,000	6,497,969
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	6,587,000	7,393,907

		13,891,876

Chemicals-Diversified — 0.5%
Hexion, Inc. Senior Sec. Notes 6.63% due 04/15/2020	2,202,000	2,080,890

Chemicals-Specialty — 0.5%
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	2,185,000	2,294,250

Coal — 0.7%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020	2,770,000	2,839,250

Computer Services — 1.4%
Harland Clarke Holdings Corp. Senior Sec. Notes 8.38% due 08/15/2022*	1,925,000	1,982,750
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	2,739,000	2,643,135
Leidos Holdings, Inc. Company Guar. Notes 4.45% due 12/01/2020	1,247,000	1,298,439

		5,924,324

Computers — 1.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	4,870,000	5,348,862

Computers-Integrated Systems — 0.7%
Diebold, Inc. Company Guar. Notes 8.50% due 04/15/2024	1,998,000	2,227,770
NCR Corp. Company Guar. Notes 5.00% due 07/15/2022	525,000	535,500

		2,763,270

Computers-Memory Devices — 0.5%
Western Digital Corp. Company Guar. Notes 10.50% due 04/01/2024	1,740,000	2,048,850

Containers-Metal/Glass — 1.2%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	2,311,000	2,680,760
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	2,280,000	2,376,900

		5,057,660

Containers-Paper/Plastic — 0.6%
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	2,309,000	2,407,132

Distribution/Wholesale — 0.2%
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	779,000	782,895

Electric Products-Misc. — 0.2%
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 06/15/2024	950,000	976,125

Electric-Integrated — 1.0%
AES Corp. Senior Notes 5.50% due 03/15/2024	1,200,000	1,233,000
Mirant Mid Atlantic LLC Pass Through Trust Pass-Through Certs. Class B 9.13% due 06/30/2017	126,600	115,839
Mirant Mid Atlantic LLC Pass Through Trust Pass-Through Certs. Class C 10.06% due 12/30/2028	2,959,907	2,671,316

		4,020,155

Energy-Alternate Sources — 1.3%
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	2,753,000	2,825,266
TerraForm Power Operating LLC Company Guar. Notes 6.38% due 02/01/2023*	2,533,000	2,618,489

		5,443,755

Enterprise Software/Service — 1.0%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	3,820,000	4,001,450

Finance-Auto Loans — 2.5%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	5,993,000	6,135,334
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	4,104,000	4,104,000

		10,239,334

Finance-Commercial — 0.3%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 6.88% due 04/15/2022*	1,460,000	1,441,750

Finance-Consumer Loans — 2.0%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	2,950,000	3,009,000
Navient Corp. Senior Notes 5.63% due 08/01/2033	2,926,000	2,340,800
OneMain Financial Holdings LLC Company Guar. Notes 6.75% due 12/15/2019*	3,019,000	3,173,724

		8,523,524

Finance-Credit Card — 0.6%
Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	2,400,000	2,484,000

Finance-Investment Banker/Broker — 0.6%
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	2,370,000	2,405,550

Finance-Mortgage Loan/Banker — 0.9%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	3,600,000	3,636,000

Food-Flour & Grain — 0.6%
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*	2,445,000	2,555,025

Food-Retail — 0.8%
Albertsons Cos. LLC/Safeway, Inc. Senior Notes 5.75% due 03/15/2025*	1,450,000	1,410,125
Albertsons Cos. LLC/Safeway, Inc. Senior Notes 6.63% due 06/15/2024*	1,921,000	1,964,222

		3,374,347

Food-Wholesale/Distribution — 0.5%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	2,047,000	2,021,412

Gambling (Non-Hotel) — 1.5%
Mohegan Tribal Gaming Authority Company Guar. Notes 7.88% due 10/15/2024*	2,613,000	2,675,059
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	3,175,000	3,444,875
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014†*(1)(2)	569,536	7,688

		6,127,622

Home Furnishings — 0.6%
Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026	2,454,000	2,440,209

Hotels/Motels — 0.6%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024*	2,290,000	2,438,850

Independent Power Producers — 1.2%
Dynegy, Inc. Company Guar. Notes 8.00% due 01/15/2025*	3,110,000	2,853,425
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026*	2,100,000	2,058,000

		4,911,425

Internet Connectivity Services — 0.7%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	1,601,000	1,653,032
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025	1,230,000	1,329,938

		2,982,970

Internet Content-Entertainment — 0.7%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	2,838,000	3,079,230

Investment Management/Advisor Services — 1.1%
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*	4,521,000	4,526,009

Machinery-Construction & Mining — 0.4%
Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*	1,669,000	1,706,553

Machinery-Farming — 0.3%
CNH Industrial Capital LLC Company Guar. Notes 4.38% due 04/05/2022	1,425,000	1,452,859

Marine Services — 0.7%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	2,956,000	2,926,440

Medical-HMO — 0.4%
Centene Corp. Senior Notes 4.75% due 01/15/2025	1,840,000	1,869,900

Medical-Hospitals — 3.2%
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	2,845,000	2,894,787
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	1,205,000	1,284,831
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	4,643,000	4,573,355
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	3,065,000	2,988,375
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	1,625,000	1,622,969

		13,364,317

Metal Processors & Fabrication — 1.0%
Grinding Media, Inc./MC Grinding Media Canada, Inc. Senior Sec. Notes 7.38% due 12/15/2023*	2,293,000	2,446,172
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	1,682,000	1,770,305

		4,216,477

Metal-Iron — 0.5%
Cliffs Natural Resources, Inc. Company Guar. Bonds 5.75% due 03/01/2025*	2,263,000	2,183,795

Mining — 0.0%
Renco Metals, Inc. Escrow Notes 11.50% due 07/01/2003†(1)(2)	600,000	84,000

Office Automation & Equipment — 0.5%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.00% due 09/01/2025	1,855,000	1,901,375

Oil Companies-Exploration & Production — 6.0%
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	2,450,000	2,468,375
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	1,767,000	1,316,415
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	3,555,000	3,750,525
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*	2,285,000	2,390,681
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	2,708,000	2,538,750
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	2,067,000	2,167,766
Rex Energy Corp. Sec. Notes 1.00% due 10/01/2020(7)	1,657,337	820,382
RSP Permian, Inc. Company Guar. Notes 5.25% due 01/15/2025*	1,900,000	1,928,500
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	2,630,000	2,419,574
SM Energy Co. Senior Notes 5.63% due 06/01/2025	2,561,000	2,445,755
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	2,405,000	2,549,300

		24,796,023

Oil Field Machinery & Equipment — 0.4%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	1,815,000	1,801,388

Oil Refining & Marketing — 1.2%
Murphy Oil USA, Inc. Company Guar. Notes 5.63% due 05/01/2027	2,055,000	2,106,375
PBF Holding Co. LLC/PBF Finance Corp. Senior Sec. Notes 7.00% due 11/15/2023	2,902,000	2,945,530

		5,051,905

Oil-Field Services — 1.4%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	4,412,000	3,639,900
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	2,035,000	2,055,350

		5,695,250

Paper & Related Products — 0.5%
P.H. Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	2,226,000	2,276,308

Pipelines — 3.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024*	1,303,000	1,332,318

Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024*	2,625,000	2,933,122
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	2,600,000	2,600,000
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	2,827,000	2,989,552
ONEOK, Inc. Senior Notes 6.00% due 06/15/2035	62,000	65,255
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	1,709,000	1,704,728
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	2,081,000	2,086,202
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 09/15/2024*	1,965,000	1,974,825

		15,686,002

Printing-Commercial — 0.1%
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	595,000	600,950

Racetracks — 0.4%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	1,390,000	1,466,450

Radio — 0.4%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	1,649,000	1,688,164

Real Estate Investment Trusts — 2.7%
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021	3,067,000	3,151,342
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	1,666,000	1,686,825
iStar, Inc. Senior Notes 6.00% due 04/01/2022	3,298,000	3,380,450
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 5.38% due 06/01/2023	275,000	279,125
Starwood Property Trust, Inc. Senior Notes 5.00% due 12/15/2021*	2,451,000	2,555,168

		11,052,910

Real Estate Management/Services — 1.2%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	2,480,000	2,573,000
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*	2,240,000	2,262,400

		4,835,400

Real Estate Operations & Development — 0.6%
Howard Hughes Corp. Senior Notes 5.38% due 03/15/2025*	2,375,000	2,398,750

Rental Auto/Equipment — 0.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.25% due 03/15/2025*	2,057,000	1,938,723

Retail-Appliances — 1.1%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	5,554,000	4,776,440

Retail-Restaurants — 0.6%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	2,360,000	2,336,400

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(2)(3)(4)	750,000	0

Satellite Telecom — 0.5%
Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021	1,671,000	1,886,810

Steel-Producers — 0.5%
AK Steel Corp. Senior Sec. Notes 7.50% due 07/15/2023	1,800,000	1,959,750

Telecom Services — 0.5%
Embarq Corp. Senior Notes 8.00% due 06/01/2036	1,915,000	1,950,906

Telecommunication Equipment — 0.6%
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	2,304,000	2,344,320

Telephone-Integrated — 0.3%
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	919,000	1,130,940

Television — 0.2%
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	738,000	808,110

Travel Services — 0.6%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	2,387,000	2,482,480

Wire & Cable Products — 0.7%
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	3,085,000	3,054,150

Total U.S. Corporate Bonds & Notes (cost $289,719,812)		301,566,471

FOREIGN CORPORATE BONDS & NOTES — 20.2%
Building-Residential/Commercial — 0.8%
Mattamy Group Corp. Company Guar. Notes 6.50% due 11/15/2020*	1,700,000	1,746,750
Mattamy Group Corp. Senior Notes 6.88% due 12/15/2023*	1,430,000	1,483,625

		3,230,375

Cable/Satellite TV — 4.2%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	4,405,000	4,757,400
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*	3,000,000	3,202,500
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	5,817,000	6,115,121
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*	1,392,000	1,416,360
Ziggo Secured Finance BV Senior Sec. Notes 5.50% due 01/15/2027*	1,900,000	1,947,557

		17,438,938

Chemicals-Diversified — 0.6%
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	2,300,000	2,354,625

Computers-Memory Devices — 0.6%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	2,505,000	2,430,176

Cruise Lines — 1.1%
NCL Corp., Ltd. Senior Notes 4.75% due 12/15/2021*	1,850,000	1,896,250
Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*	2,425,000	2,570,500

		4,466,750

Finance-Leasing Companies — 1.6%
Aircastle, Ltd. Senior Notes 5.00% due 04/01/2023	3,050,000	3,255,875
Fly Leasing, Ltd. Senior Notes 6.38% due 10/15/2021	3,305,000	3,437,200

		6,693,075

Gambling (Non-Hotel) — 0.3%
International Game Technology PLC Senior Sec. Notes 6.25% due 02/15/2022*	1,325,000	1,444,250

Hazardous Waste Disposal — 0.5%
Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*	1,975,000	2,029,313

Machinery-General Industrial — 0.1%
ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*	354,000	368,160

Medical-Drugs — 0.6%
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	2,399,000	2,446,980

Metal-Copper — 1.2%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	2,220,000	2,260,237
First Quantum Minerals, Ltd. Company Guar. Notes 7.50% due 04/01/2025*	640,000	652,800
Hudbay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*	2,000,000	2,142,500

		5,055,537

Oil & Gas Drilling — 0.3%
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*	2,982,000	1,431,360

Oil Companies-Exploration & Production — 1.9%
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	6,604,000	5,811,520
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	1,986,000	1,961,175

		7,772,695

Oil-Field Services — 0.5%
KCA Deutag UK Finance PLC Senior Sec. Notes 9.88% due 04/01/2022*	2,200,000	2,260,500

Paper & Related Products — 0.7%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	2,050,000	2,065,375
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	705,000	715,575

		2,780,950

Printing-Commercial — 1.0%
Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*	3,983,000	4,097,511

Satellite Telecom — 1.5%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	3,805,000	3,248,519
Telesat Canada/Telesat LLC Company Guar. Notes 8.88% due 11/15/2024*	2,717,000	2,988,700

		6,237,219

Security Services — 1.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	4,317,000	4,366,645

Semiconductor Components-Integrated Circuits — 0.5%
NXP BV/NXP Funding LLC Company Guar. Notes 4.63% due 06/01/2023*	1,935,000	2,082,544

Semiconductor Equipment — 0.6%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	2,325,000	2,374,406

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 6.03% due 01/15/2015†*(1)(2)(3)(4)	1,210,000	0

Steel-Producers — 0.6%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	2,300,000	2,581,290

Total Foreign Corporate Bonds & Notes (cost $83,510,177)		83,943,299

LOANS(9)(10)(11) — 0.5%
Building-Residential/Commercial — 0.0%
TOUSA, Inc. Escrow Loans 12.25% due 08/15/2013†(1)(2)	2,037,810	0

E-Commerce/Services — 0.5%
RentPath LLC FRS 2nd Lien 10.00% due 12/17/2022	2,213,240	2,119,178

Total Loans (cost $2,140,522)		2,119,178

COMMON STOCKS — 0.1%
Television — 0.1%
ION Media Networks, Inc.†(1)(2)(5) (cost $8)	822	579,609

PREFERRED SECURITIES/CAPITAL SECURITIES — 2.5%
Diversified Banking Institutions — 0.6%
Citigroup, Inc. FRS Series P 5.95% due 05/15/2025(6)	2,575,000	2,705,359

Financial Guarantee Insurance — 1.2%
Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*	5,464,000	4,931,260

Food-Dairy Products — 0.7%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	2,451,000	2,732,865

Total Preferred Securities/Capital Securities (cost $8,990,891)		10,369,484

Total Long-Term Investment Securities (cost $384,361,410)		398,578,041

REPURCHASE AGREEMENTS — 2.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09% dated 04/28/2017, to be purchased 05/01/2017 in the amount $10,216,077 and collaterallized by $10,215,000 of United States Treasury Bonds, bearing interest at 3.00% due 11/15/2044 and having an approximate value of $10,422,957 (cost $10,216,000)	10,216,000	10,216,000

TOTAL INVESTMENTS (cost $394,577,410)(8)	98.4%	408,794,041
Other assets less liabilities	1.6	6,447,827

NET ASSETS	100.0%	$415,241,868

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2017, the aggregate value of these securities was $206,541,707 representing 49.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).

(2)	Illiquid security. At April 30, 2017, the aggregate value of these securities was $671,297 representing 0.2% of net assets.
(3)	Security in default of interest and principal at maturity.
(4)	Company has filed for bankruptcy protection.
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2017, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc	03/05/2014	822	$8	$579,609	$705.12	0.14%

(6)	Perpetual maturity—maturity date reflects the next call date.
(7)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of April 30, 2017.
(8)	See Note 3 for cost of investments on a tax basis.
(9)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(10)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(11)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at April 30, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes:
Airlines	$—	$2,767,298	$168,552	$2,935,850
Gambling (Non-Hotel)	—	6,119,934	7,688	6,127,622
Mining	—	—	84,000	84,000
Rubber/Plastic Products	—	—	0	0
Other Industries	—	292,418,999	—	292,418,999
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	83,943,299	—	83,943,299
Loans:
Building-Residential/Commercial	—	—	0	0
Other Industries	—	2,119,178	—	2,119,178
Common Stocks	—	—	579,609	579,609
Preferred Securities/Capital Securities	—	10,369,484	—	10,369,484
Repurchase Agreements	—	10,216,000	—	10,216,000

Total Investments at Value	$—	$407,954,192	$839,849	$408,794,041

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

ASSET BACKED SECURITIES — 14.2%
Diversified Financial Services — 14.2%
A10 Securitization LLC Series 2015-1,Class A1 2.10% due 04/15/2034*(1)	$292,693	$291,981
A10 Securitization LLC Series 2015-1,Class A2 3.13% due 04/15/2034*(1)	431,000	432,966
Academic Loan Funding Trust FRS Series 2013-1A, Class A 1.79% due 12/26/2044*	322,788	320,548
Access Point Funding Trust 6.25% due 02/16/2021*(2)	570,776	570,502
Ajax Mtg. Loan Trust Series 2015-B, Class A 3.88% due 07/25/2060*(3)	304,626	303,927
American Credit Acceptance Receivables Trust Series 2015-2, Class A 1.57% due 06/12/2019*	4,708	4,707
American Credit Acceptance Receivables Trust Series 2016-3, Class A 1.70% due 11/12/2020*	160,927	160,721
American Credit Acceptance Receivables Trust Series 2015-3, Class A 1.95% due 09/12/2019*	25,303	25,304
American Credit Acceptance Receivables Trust Series 2016-4, Class C 2.91% due 02/13/2023*	397,000	398,484
American Credit Acceptance Receivables Trust Series 2015-2, Class C 4.32% due 05/12/2021*	245,000	250,594
American Homes 4 Rent Trust Series 2015-SFR1, Class A 3.47% due 04/17/2052*	963,729	988,424
American Homes 4 Rent Trust Series 2014-SFR3, Class A 3.68% due 12/17/2036*	1,437,128	1,494,292
American Homes 4 Rent Trust Series 2014-SFR2, Class A 3.79% due 10/17/2036*	957,968	1,001,181
American Homes 4 Rent Trust Series 2014-SFR3, Class C 4.60% due 12/17/2036*	150,000	157,612
American Homes 4 Rent Trust Series 2015-SFR1, Class E 5.64% due 04/17/2052*	370,000	393,299
American Homes 4 Rent Trust Series 2015-SFR2, Class E 6.07% due 10/17/2045*	500,000	547,128
American Homes 4 Rent Trust Series 2014-SFR2,Class E 6.23% due 10/17/2036*	150,000	165,281
American Homes 4 Rent Trust Series 2014-SFR3, Class E 6.42% due 12/17/2036*	275,000	306,646
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	750,000	752,897
AmeriCredit Automobile Receivables Trust Series 2017-1, Class B 2.30% due 02/18/2022	305,000	305,449
AmeriCredit Automobile Receivables Trust Series 2017-1, Class C 2.71% due 08/18/2022	163,000	165,613
AmeriCredit Automobile Receivables Trust Series 2017-1, Class D 3.13% due 01/18/2023	366,000	365,408
Ameriquest Mtg. Securities, Inc. FRS Series 2005-R11, Class M1 1.44% due 01/25/2036	1,200,000	1,184,715
Anchor Assets LLC Series 2016-1, Class A 5.13% due 02/15/2020*(2)	2,250,000	2,250,000
Angel Oak Mtg. Trust LLC Series 2015-1, Class A 4.50% due 11/25/2045*(3)	192,204	192,684
ARI Fleet Lease Trust Series 2015-A,Class A2 1.11% due 11/15/2018*(2)	546,394	545,873
ARI Fleet Lease Trust Series 2016-A, Class A2 1.82% due 07/15/2024*	1,196,628	1,195,640
ARLP Securitization Trust Series 1, Class A1 3.97% due 05/25/2055*	450,431	450,566
Axis Equipment Finance Receivables III LLC Series 2015-1A,Class A2 1.90% due 03/20/2020*	287,036	286,915
B2R Mtg. Trust Series 2015-1, Class A1 2.52% due 05/15/2048*	571,411	567,223
B2R Mtg. Trust Series 2015-2, Class A 3.34% due 11/15/2048*	967,920	980,628
Babson CLO, Ltd. FRS Series 2013-IA, Class A 2.26% due 04/20/2025*(4)	4,000,000	4,001,100
Babson CLO, Ltd. FRS Series 2014-IIA, Class CR 3.36% due 10/17/2026*(2)(4)	1,410,000	1,417,565
Babson CLO, Ltd. FRS Series 2013-IIA, Class BR 3.41% due 01/18/2025*(4)	1,238,144	1,238,923
Ballyrock CLO FRS Series 2013-1A, Class A 2.23% due 05/20/2025*(2)(4)	1,281,000	1,281,015
Banc of America Merrill Lynch Large Loan, Inc. VRS Series 2015-FFR11, Class A705 1.85% due 09/27/2044*(1)	1,097,000	1,067,852
BCC Funding X LLC Series 2015-1, Class A2 2.22% due 10/20/2020*	488,445	488,066
BCC Funding XIII LLC Series 2016-1, Class A2 2.20% due 12/20/2021*	693,000	690,620

Bear Stearns ARM Trust VRS Series 2003-5, Class 2A1 3.07% due 08/25/2033(3)	301,162	299,893
Blue Elephant Loan Trust Series 2015-1, Class A 3.12% due 12/15/2022*	56	56
Cabela’s Master Credit Card Trust Series 2015-2, Class A1 2.25% due 07/17/2023	278,000	279,709
CAM Mtg. Trust Series 2017-1, Class A1 3.22% due 08/01/2057*	594,767	595,026
Camillo Issuer LLC Series 2016-SFR, Class 1A1 5.00% due 12/05/2023*(1)(2)	1,453,345	1,453,345
Capital Auto Receivables Asset Trust Series 2016-2, Class A2A 1.32% due 01/22/2019	320,326	320,163
CarFinance Capital Auto Trust Series 2015-1A, Class A 1.75% due 06/15/2021*	223,524	223,584
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-3A, Class A1A 2.14% due 07/15/2025*(2)(4)	1,824,556	1,825,043
Carnow Auto Receivables Trust Series 2016-1A, Class B 3.49% due 02/15/2021*	620,000	623,292
Cent CLO LP FRS Series 2014-21A, Class A2AR 1.00% due 07/27/2026*(4)	2,291,588	2,292,397
Cent CLO LP FRS Series 2014-16AR,Class A1AR 2.28% due 08/01/2024*(4)	3,853,223	3,852,830
Chesapeake Funding II LLC Series 2016-1A, Class A1 2.11% due 03/15/2028*	2,888,640	2,884,250
Citi Held For Asset Issuance Series 2015-PM1, Class B 2.93% due 12/15/2021*	313,023	313,342
Citi Held For Asset Issuance Series 2016-MF1, Class A 4.48% due 08/15/2022*	394,094	398,699
Citi Held For Asset Issuance Series 2016-PM1, Class A 4.65% due 04/15/2025*	295,330	299,003
Citi Held For Asset Issuance Series 2016-MF1, Class B 6.64% due 08/15/2022*	1,000,000	1,048,579
Citigroup Commercial Mtg. Trust Series 2015-GC27, Class A5 3.14% due 02/10/2048(1)	5,325,000	5,349,813
COBALT Commercial Mtg. Trust VRS Series 2007-C3, Class A4 5.99% due 05/15/2046(1)	95,526	95,451
Colony American Finance, Ltd. Series 2016-2, Class A 2.55% due 11/15/2048*	486,348	476,193
Colony American Homes, Inc. FRS Series 2014-2A, Class A 1.94% due 07/17/2031*	1,439,135	1,438,684
COMM Mtg. Trust FRS Series 2014-TWC, Class A 1.84% due 02/13/2032*(1)	1,000,000	1,002,509
COMM Mtg. Trust Series 2016-COR1, Class A4 3.09% due 10/10/2049(1)	4,214,857	4,179,117
COMM Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(1)	5,000,000	5,068,486
COMM Mtg. Trust Series 2015-DC1, Class A5 3.35% due 02/10/2048(1)	5,000,000	5,074,029
COMM Mtg. Trust VRS Series 2017-CD4, Class A4 3.51% due 05/10/2050(1)	3,310,000	3,409,274
COMM Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(1)	5,331,000	5,536,448
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(1)	770,833	803,226
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(1)	2,496,639	2,601,602
COMM Mtg. Trust Series 2015-CR25, Class A4 3.76% due 08/10/2048(1)	625,000	653,654
COMM Mtg. Trust Series 2014-CR19, Class A5 3.80% due 08/10/2047(1)	5,000,000	5,258,972
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(1)	1,137,175	1,195,584
Continental Credit Card LLC Series 2016-1A, Class A 4.56% due 01/15/2023*	770,602	770,616
CPS Auto Receivables Trust Series 2015-B, Class A 1.65% due 11/15/2019*	463,361	463,796
CPS Auto Receivables Trust Series 2015-B, Class C 4.20% due 05/17/2021*	425,000	430,386
CPS Auto Receivables Trust Series 2012-D, Class A 1.48% due 03/16/2020*	167,816	167,807
CPS Auto Receivables Trust Series 2015-A, Class A 1.53% due 07/15/2019*	233,060	232,997
CPS Auto Receivables Trust Series 2016-B, Class A 2.07% due 11/15/2019*	121,887	122,118
CPS Auto Receivables Trust Series 2014-B, Class B 2.32% due 05/15/2020*	1,000,000	1,002,729
CPS Auto Receivables Trust Series 2016-C, Class C 3.27% due 06/15/2022*	210,000	211,885
CPS Auto Receivables Trust Series 2016-A, Class B 3.34% due 05/15/2020*	844,939	857,380

CPS Auto Receivables Trust Series 2014-C, Class C 3.77% due 08/17/2020*	720,000	730,439
CPS Auto Receivables Trust Series 2015-A, Class C 4.00% due 02/16/2021*	223,000	227,957
CPS Auto Receivables Trust Series 2015-C, Class D 4.63% due 08/16/2021*	516,000	527,045
Credit Acceptance Auto Loan Trust Series 2014-2A, Class A 1.88% due 03/15/2022*	311,887	312,059
Credit Acceptance Auto Loan Trust Series 2015-1A, Class A 2.00% due 07/15/2022*	164,381	164,631
Credit Acceptance Auto Loan Trust Series 2015-2A, Class A 2.40% due 02/15/2023*	726,000	729,668
Credit Acceptance Auto Loan Trust Series 2017-1A, Class A 2.56% due 10/15/2025*	465,000	465,586
Credit Acceptance Auto Loan Trust Series 2017-1A, Class B 3.04% due 12/15/2025*	250,000	252,141
Credit Acceptance Auto Loan Trust Series 2017-1A, Class C 3.48% due 02/17/2026*	250,000	252,425
Credit Suisse Commercial Mtg. Trust VRS Series 2007-C3, Class AM 5.83% due 06/15/2039(1)	1,550,414	1,562,104
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2004-AR2, Class 2A1 3.46% due 03/25/2034(3)	1,263,040	1,275,876
Cutwater, Ltd. FRS Series 2014-1A, Class A1B 2.52% due 07/15/2026*(2)(4)	2,943,001	2,945,561
DBWF Mtg. Trust Series 2015-LCM, Class A1 3.00% due 06/10/2034*(1)	1,288,141	1,298,287
DBWF Mtg. Trust VRS Series 2015-LCM, Class A1 3.54% due 06/10/2034*(1)	1,000,000	1,000,264
Drive Auto Receivables Trust Series 2017-AA, Class B 2.51% due 01/15/2021*	229,000	229,963
Drive Auto Receivables Trust Series 2016-BA, Class B 2.56% due 06/15/2020*	318,000	319,806
Drive Auto Receivables Trust Series 2017-AA, Class C 2.98% due 01/18/2022*	364,000	366,802
Drive Auto Receivables Trust Series 2016-AA, Class B 3.17% due 05/15/2020*	596,303	599,284
Drive Auto Receivables Trust Series 2015-BA, Class D 3.84% due 07/15/2021*	801,000	815,479
Drive Auto Receivables Trust Series 2016-AA, Class C 3.91% due 05/17/2021*	777,000	791,169
Drive Auto Receivables Trust Series 2015-AA, Class D 4.12% due 07/15/2022*	736,000	748,415
Drive Auto Receivables Trust Series 2017-AA, Class D 4.16% due 05/15/2024*	486,000	493,908
Drive Auto Receivables Trust Series 2016-CA, Class D 4.18% due 03/15/2024*	769,000	783,989
Drive Auto Receivables Trust Series 2015-CA, Class D 4.20% due 09/15/2021*	264,706	269,517
Drive Auto Receivables Trust Series 2015-DA, Class D 4.59% due 01/17/2023*	440,000	454,359
DSLA Mtg. Loan Trust FRS Series 2004-AR3, Class 2A2A 1.36% due 07/19/2044(3)	1,421,409	1,375,544
DT Auto Owner Trust Series 2016-2A, Class A 1.73% due 08/15/2019*	124,354	124,385
DT Auto Owner Trust Series 2016-3A, Class A 1.75% due 11/15/2019*	200,074	200,226
DT Auto Owner Trust Series 2016-4A, Class B 2.02% due 08/17/2020*	250,000	249,605
DT Auto Owner Trust Series 2016-3A, Class B 2.65% due 07/15/2020*	400,000	402,233
DT Auto Owner Trust Series 2017-1A, Class D 3.55% due 11/15/2022*	442,000	442,064
DT Auto Owner Trust Series 2016-4A, Class D 3.77% due 10/17/2022*	433,000	432,832
DT Auto Owner Trust Series 2015-2A, Class D 4.25% due 02/15/2022*	301,000	307,756
Eaton Vance Corp. CLO FRS Series 2014-1A, Class CR 3.41% due 07/15/2026*(4)	1,644,704	1,646,415
Engs Commercial Finance Trust Series 2016-1A, ClassA2 2.63% due 02/22/2022*	421,000	420,439
Exeter Automobile Receivables Trust Series 2015-2A, Class A 1.54% due 11/15/2019*	94,011	93,963
Exeter Automobile Receivables Trust Series 2015-1A, Class A 1.60% due 06/17/2019*	42,753	42,745
Exeter Automobile Receivables Trust Series 2016-2A, Class A 2.21% due 07/15/2020*	459,647	460,123

Exeter Automobile Receivables Trust Series 2015-1A, Class B 2.84% due 03/16/2020*	1,560,000	1,568,277
Exeter Automobile Receivables Trust Series 2016-3A, Class B 2.84% due 08/16/2021*	317,000	318,294
Exeter Automobile Receivables Trust Series 2016-2A, Class B 3.64% due 02/15/2022*	500,000	507,494
Exeter Automobile Receivables Trust Series 2017-1A, Class C 3.95% due 12/15/2022*	235,000	234,910
Figueroa CLO, Ltd. FRS Series 2013-2A, Class A1 2.60% due 12/18/2025*(4)	1,340,000	1,339,889
First Investors Auto Owner Trust Series 2016-2A, Class A1 1.53% due 11/16/2020*	378,098	377,577
First Investors Auto Owner Trust Series 2015-2A, Class A1 1.59% due 12/16/2019*	114,615	114,650
First Investors Auto Owner Trust Series 2016-1A, Class A1 1.92% due 05/15/2020*	115,526	115,674
FirstKey Lending Trust Series 2015-SFR1, Class A 2.55% due 03/09/2047*	1,869,780	1,869,051
FirstKey Lending Trust Series 2015-SFR1, Class B 3.42% due 03/09/2047*	481,000	483,341
Flagship Credit Auto Trust Series 2015-1, Class A 1.63% due 06/15/2020*	325,433	325,288
Flagship Credit Auto Trust Series 2015-3, Class A 2.38% due 10/15/2020*	657,602	658,896
Flagship Credit Auto Trust Series 2016-4, Class C 2.71% due 11/15/2022*	498,000	493,986
Flagship Credit Auto Trust Series 2015-3, Class B 3.68% due 03/15/2022*	252,000	255,701
Flagship Credit Auto Trust Series 2015-3, Class C 4.65% due 03/15/2022*	189,000	194,853
Ford Credit Auto Owner Trust Series 2014-C, Class A3 1.06% due 05/15/2019	296,463	296,146
Ford Credit Auto Owner Trust Series 2014-1, Class A 2.26% due 11/15/2025*	1,800,000	1,817,280
Ford Credit Auto Owner Trust Series 2014-2, Class A 2.31% due 04/15/2026*	1,800,000	1,817,673
Galaxy XVI CLO, Ltd. FRS Series 2013-16A, Class CR 3.40% due 11/16/2025*(4)	1,960,000	1,965,180
GCAT Series 2015-2, Class A1 3.75% due 07/25/2020*	533,949	534,813
GLS Auto Receivables Trust Series 2015-1A, Class A 2.25% due 12/15/2020*	316,773	316,820
GLS Auto Receivables Trust Series 2016-1A, Class A 2.73% due 10/15/2020*	444,275	444,781
GLS Auto Receivables Trust Series 2016-1A, Class B 4.39% due 01/15/2021*	270,000	270,871
GLS Auto Receivables Trust Series 2016-1A, Class C 6.90% due 10/15/2021*	500,000	517,137
GMF Floorplan Owner Revolving Trust FRS Series 2017-1, Class A2 1.56% due 01/18/2022*	5,927,000	5,945,896
GO Financial Auto Securitization Trust Series 2015-2, Class A 3.27% due 11/15/2018*	94,321	94,370
GO Financial Auto Securitization Trust Series 2015-1, Class B 3.59% due 10/15/2020*	227,964	227,130
GO Financial Auto Securitization Trust Series 2015-2, Class B 4.80% due 08/17/2020*	535,000	540,588
Goldentree Loan Opportunities VIII, Ltd. FRS Series 2014-8A, Class B1R 2.71% due 04/19/2026*(4)	1,044,097	1,044,090
GoodGreen Trust Series 2017-1A, Class A 3.74% due 10/15/2052*	281,000	281,919
Green Tree Agency Advance Funding Trust I Series 2016-T1, Class AT1 2.38% due 10/15/2048*	308,000	305,881
Green Tree Agency Advance Funding Trust I Series 2015-T2, Class AT2 3.09% due 10/15/2048*	700,000	699,839
Green Tree Agency Advance Funding Trust I Series 2016-T1, Class BT1 3.12% due 10/15/2048*	435,000	432,033
GS Mtg. Securities Corp. II Series 2015-GC30, Class A4 3.38% due 05/10/2050(1)	2,766,411	2,823,122
GSR Mtg. Loan Trust FRS Series 2005-7F, Class 3A1 1.49% due 09/25/2035(3)	11,781	10,894
GTP Acquisition Partners I LLC Series 2015-1, CLASS A 2.35% due 06/15/2045*	155,000	153,517

GTP Acquisition Partners I LLC Series 2015-2, Class A 3.48% due 06/15/2050*	171,000	170,576
Harbourview CLO VII, Ltd. FRS Series 7A, Class CR 3.43% due 11/18/2026*(2)(4)	1,690,000	1,690,210
HERO Funding Trust Series 2016-3A, Class A1 3.08% due 09/20/2042*	457,211	445,781
Hero Funding Trust Series 2017-1A, Class A2 4.46% due 09/20/2047*(5)	1,048,000	1,073,995
Hilton Grand Vacations Trust Series 2017-AA, Class A 2.66% due 12/26/2028*	353,479	353,803
IndyMac INDX Mtg. Loan Trust VRS Series 2005-AR1, Class 1A1 3.24% due 03/25/2035(3)	243,175	239,575
ING Investment Management CLO, Ltd. FRS Series 2013-2A, Class A1 2.31% due 04/25/2025*(4)	5,000,000	5,003,245
Invitation Homes Trust FRS Series 2014-SFR1, Class A 1.99% due 06/17/2031*	586,298	586,482
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(1)	764,676	771,536
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(1)	5,000,000	5,155,074
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD11, Class A4 6.00% due 06/15/2049(1)	320,726	320,555
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD11, Class AM 6.00% due 06/15/2049(1)	4,300,000	4,409,415
JPMorgan Mtg. Trust VRS Series 2003-A1, Class 1A1 2.92% due 10/25/2033(3)	932,947	910,834
Kabbage Asset Securitization LLC Series 2017-1, Class A 4.57% due 03/15/2022*	2,525,000	2,572,331
LendingClub Issuance Trust Series 2016-NP2, Class A 3.00% due 01/17/2023*	346,693	347,518
LendingClub Issuance Trust Series 16-NP1, Class A 3.75% due 06/15/2022*	245,622	247,275
Lendmark Funding Trust Series 2016-A, Class A 4.82% due 08/21/2023*	685,000	699,340
Loomis Sayles CLO II, Ltd. FRS Series 2015-2A, Class A1 2.69% due 10/15/2027*(2)(4)	2,500,000	2,501,380
LV Tower 52 Series 2013-1, Class A 5.50% due 02/15/2023*(2)	2,342,848	2,308,643
Mariner Finance Issuance Trust Series 2017-AA, Class A 3.62% due 02/20/2029*	633,000	637,169
Marlette Funding Trust Series 2017-1A, Class A 2.83% due 03/15/2024*	1,400,000	1,402,233
Marlette Funding Trust Series 2016-1A, Class A 3.06% due 01/17/2023*	544,927	546,595
Mercedes-Benz Auto Receivables Trust Series 2015-1, Class A2A 0.82% due 06/15/2018	13,806	13,806
Merrill Lynch Mtg. Investors Trust FRS Series 2003-F, Class A1 1.63% due 10/25/2028(3)	778,668	760,768
Merrill Lynch Mtg. Investors Trust FRS Series 2003-G, Class A2 1.96% due 01/25/2029(3)	1,370,590	1,286,547
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A4 3.34% due 03/15/2048(1)	1,207,415	1,228,505
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class AM 5.89% due 04/15/2049(1)	2,513,049	2,510,162
MOTOR PLC FRS Series 2015-1A, Class A1 1.59% due 06/25/2022*	487,275	487,308
Murray Hill Marketplace Trust Series 2016-LC1, Class A 4.19% due 11/25/2022*	760,347	767,235
Nationstar HECM Loan Trust Series 2016-3A, Class A 2.01% due 08/25/2026*	240,503	242,067
Nationstar HECM Loan Trust Series 2016-2A, Class A 2.24% due 06/25/2026*	184,663	185,973
Nationstar HECM Loan Trust Series 2015-2A, Class A 2.88% due 11/25/2025*	120,331	120,369
Nationstar HECM Loan Trust Series 2015-2A, Class M1 4.11% due 11/25/2025*	589,000	589,188
Nationstar HECM Loan Trust Series 2016-1A, Class M1 4.36% due 02/25/2026*	561,000	561,180
New Residential Advance Receivables Trust Series 2016-T2, Class AT2 2.58% due 10/15/2049*	700,000	693,566

NextGear Floorplan Master Owner Trust Series 2015-1A, Class A 1.80% due 07/15/2019*	2,401,000	2,402,398
NextGear Floorplan Master Owner Trust Series 2015-2A, Class A 2.38% due 10/15/2020*	2,850,000	2,866,495
NRPL Trust VRS Series 2015-2A, Class A1 3.75% due 10/25/2057*	1,122,804	1,122,754
NRPL Trust Series 2015-2A, Class A2 3.75% due 10/25/2057*	400,000	390,793
NRPL Trust Series 2015-1A, Class A1 3.88% due 11/01/2054*	966,715	961,391
NRZ Advance Receivables Trust Series 2016-T1, AT1 2.75% due 06/15/2049*	655,000	650,140
Oaktree CLO, Ltd. FRS Series 2014-2A, Class BR 3.71% due 10/20/2026*(2)(4)	555,000	557,100
Ocwen Master Advance Receivables Trust Series 2016-T1, Class AT1 2.52% due 08/17/2048*	1,355,000	1,349,552
Ocwen Master Advance Receivables Trust Series 2015-T3, Class AT3 3.21% due 11/15/2047*	1,467,000	1,466,092
Ocwen Master Advance Receivables Trust Series 2015-T3, Class BT3 3.70% due 11/15/2047*	327,000	328,315
Ocwen Master Advance Receivables Trust Series 2016-T1, Class DT1 4.25% due 08/17/2048*	526,316	521,114
Ocwen Master Advance Receivables Trust Series 2015-T3, Class DT3 4.69% due 11/15/2047*	750,000	756,150
OnDeck Asset Securitization Trust II LLC Series 2016-1A, Class A 4.35% due 05/17/2020*	620,000	621,473
OnDeck Asset Securitization Trust II LLC Series 2016-1A, Class B 7.33% due 05/17/2020*	195,000	196,121
OneMain Direct Auto Receivables Trust Series 2016-1A, Class A 2.04% due 01/15/2021*	435,539	436,267
OneMain Financial Issuance Trust Series 2014-1A, Class A 2.43% due 06/18/2024*	222,712	222,753
OneMain Financial Issuance Trust Series 2014-2A, Class A 2.47% due 09/18/2024*	645,880	646,834
OneMain Financial Issuance Trust Series 2015-2A, Class A 2.57% due 07/18/2025*	1,925,000	1,928,283
OneMain Financial Issuance Trust Series 2014-2A, Class B 3.02% due 09/18/2024*	720,000	719,040
OneMain Financial Issuance Trust Series 2015-2A, Class B 3.10% due 07/18/2025*	465,000	462,348
OneMain Financial Issuance Trust Series 2014-1A, Class B 3.24% due 06/18/2024*	720,000	721,244
OneMain Financial Issuance Trust Series 2016-1A, Class A 3.66% due 02/20/2029*	730,000	743,808
OneMain Financial Issuance Trust Series 2015-1A, Class B 3.85% due 03/18/2026*	125,000	125,826
Oportun Funding II LLC Series 2016-A, Class A 4.70% due 03/08/2021*	967,000	987,073
Oportun Funding IV LLC Series 2016-C, Class B 4.85% due 11/08/2021*	290,935	288,545
PFP, Ltd. FRS Series 2015-2, Class A 2.44% due 07/14/2034*(1)	418,128	417,968
PFP, Ltd. FRS Series 2015-2, Class C 4.24% due 07/14/2034*(1)	235,000	234,832
PFP, Ltd. FRS Series 2015-2, Class D 4.99% due 07/14/2034*(1)	195,000	191,752
Progreso Receivables Funding LLC Series 2015-B, Class A 3.00% due 07/28/2020*	401,000	401,075
Progress Residential 2015-SFR1 Trust FRS Series 2016-SFR1, Class E 4.84% due 09/17/2033*	542,000	565,030
Progress Residential 2015-SFR2 Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	1,616,705	1,616,045
Progress Residential 2015-SFR2 Trust Series 2015-SFR2, Class B 3.14% due 06/12/2032*	503,000	502,774
Progress Residential 2015-SFR2 Trust Series 2015-SFR2, Class C 3.44% due 06/12/2032*	855,000	854,588
Progress Residential 2015-SFR3 Trust Series 2015-SFR3, Class A 3.07% due 11/12/2032*	1,746,131	1,761,815
Progress Residential 2015-SFR3 Trust Series 2015-SFR3, Class D 4.67% due 11/12/2032*	400,000	411,924

Progress Residential 2015-SFR3 Trust Series 2015-SFR3, Class E 5.66% due 11/12/2032*	250,000	260,301
Purchasing Power Funding LLC Series 2015-A, Class A2 4.75% due 12/15/2019*	1,000,000	1,003,438
RAIT Trust FRS Series 2015-FL4, Class A 2.34% due 12/15/2031*(1)	182,997	183,540
RAIT Trust FRS Series 2015-FL4, Class AS 2.74% due 12/15/2031*(1)	702,887	709,515
RAIT Trust FRS Series 2015-FL5, Class B 4.89% due 01/15/2031*(1)	395,000	395,830
Renew Financial Series 2017-1A, Class A 3.67% due 09/20/2052*(5)	417,000	416,890
Resource Capital Corp., Ltd. FRS Series 2015-CRE4, Class A 2.39% due 08/15/2032*(1)	130,230	129,830
Resource Capital Corp., Ltd. FRS Series 2015-CRE4, Class B 3.94% due 08/15/2032*(1)	307,000	297,790
Rice Park Financing Trust Series 2016-A, Class A 4.63% due 10/31/2041*(2)	1,980,639	1,980,639
RREF LLC Series 2015-LT7, Class A 3.00% due 12/25/2032*(1)	10,230	10,235
Sequoia Mtg. Trust FRS Series 2004-9, Class A1 1.67% due 10/20/2034(3)	1,449,632	1,372,182
Sequoia Mtg. Trust FRS Series 2003-1, Class 1A 1.75% due 04/20/2033(3)	1,498,598	1,412,540
Shackleton 2014-VI CLO, Ltd. FRS Series 2014-6A, Class CR 3.41% due 07/17/2026*(2)(4)	1,834,087	1,829,483
Sierra Auto Receivables Securitization Trust Series 2016-1A, Class A 2.85% due 01/18/2022*	153,807	153,950
Skopos Auto Receivables Trust Series 2015-2A, Class A 3.55% due 02/15/2020*	55,602	55,667
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*	460,324	460,922
SpringCastle America Funding LLC Series 2016-AA, Class A 3.05% due 04/25/2029*	348,889	350,758
Springleaf Funding Trust Series 2015-AA, Class A 3.16% due 11/15/2024*	2,689,000	2,718,696
Springleaf Funding Trust Series 2015-AA, Class B 3.62% due 11/15/2024*	544,000	544,810
Structured Asset Mtg. Investments II Trust FRS Series 2005-AR5, Class A3 1.24% due 07/19/2035(3)	701,956	679,315
Sunset Mtg. Loan Co. Series 2014-NPL2, Class A 3.72% due 11/16/2044*	25,256	25,254
Thornburg Mtg. Securities Trust VRS Series 2004-4, Class 3A 2.72% due 12/25/2044(3)	231,440	228,933
Trafigura Securitisation Finance PLC FRS Series 2014-1A, Class A 1.94% due 10/15/2018*(2)	200,000	199,724
Tricolor Auto Securitization Trust Series 2017-1, Class A 5.09% due 05/15/2020*(2)	909,904	909,832
Tricon American Homes Trust FRS Series 2015-SFR1, Class A 2.19% due 05/17/2032*	512,387	513,298
Tricon American Homes Trust Series 2016-SFR1, Class A 2.59% due 11/17/2033*	498,000	490,283
US Residential Opportunity Fund Trust Series 2016-1lll, Class A 3.47% due 07/27/2036*	503,574	505,396
Verizon Owner Trust Series 2016-1A, Class A 1.42% due 01/20/2021*	125,000	124,400
VM DEBT LLC Series 2017-1, Class A 6.50% due 10/02/2024*(2)(5)	1,085,000	1,085,000
VOLT L LLC Series 2016-NP10, Class A1 3.50% due 09/25/2046*	601,260	602,976
VOLT LI LLC Series 2016-NP11, Class A1 3.50% due 10/25/2046*	742,876	744,172
VOLT LIII LLC Series 2016-NP13, Class A1 3.88% due 12/26/2046*	934,986	941,909
VOLT LIV LLC Series 2017-NPL1, Class A1 3.63% due 02/25/2047*	594,540	594,139
VOLT LLC Series 2015-NPL3, Class A1 3.38% due 10/25/2058*	1,286,085	1,286,205
VOLT LV LLC Series 2017-NPL2, Class A1 3.50% due 03/25/2047*	496,002	495,677
VOLT LVI LLC Series 2017-NPL3 , Class A1 3.50% due 03/25/2047*	991,597	992,441
VOLT LVII LLC Series 2017-NPL4, Class A1 3.34% due 04/25/2047*(5)	1,019,000	1,019,000
VOLT XL LLC Series 2015-NP14, Class A1 4.38% due 11/27/2045*	410,107	413,552

VOLT XLV LLC VRS Series 2016-NPL5, Class A1 4.00% due 05/25/2046*	178,099	179,477
VOLT XLVI LLC Series 2016-NPL6, Class A1 3.84% due 06/25/2046*	488,980	492,425
VOLT XLVII LLC Series 2016-NPL7, Class A1 3.75% due 06/25/2046*	464,037	467,344
VOLT XXII LLC Series 2015-NPL4, Class A1 3.50% due 02/25/2055*	686,776	691,124
VOLT XXII LLC Series 2015-NPL4, Class A2 4.25% due 02/25/2055*	498,459	495,051
VOLT XXIV LLC Series 2015-NPL6, Class A1 3.50% due 02/25/2055*	745,312	748,687
VOLT XXV LLC Series 2015-NPL8, Class A1 3.50% due 06/26/2045*	1,192,651	1,194,591
VOLT XXXIII LLC Series 2015-NPL5, Class A1 3.50% due 03/25/2055*	1,165,148	1,169,667
VOLT XXXIV LLC Series 2015-NPL7, Class A1 3.25% due 02/25/2055*	353,505	354,129
VOLT XXXV LLC Series 2015-NPL9, Class A1 3.50% due 06/26/2045*	312,859	313,454
VOLT XXXV LLC Series 2016-NPL9, Class A1 3.50% due 09/25/2046*	980,098	983,038
Voya CLO 2013-3, Ltd. FRS Series 2013-3A, Class BR 3.31% due 01/18/2026*(2)(4)	2,285,000	2,279,288
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR6, Class 2A1A 1.22% due 04/25/2045(3)	80,580	75,926
Wells Fargo Commercial Mtg. Trust Series 2016-LC25, Class A4 3.64% due 12/15/2059(1)	5,195,581	5,383,996
Wells Fargo Commercial Mtg. Trust Series 2015-C30, Class A4 3.66% due 09/15/2058(1)	729,000	757,586
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(1)	5,000,000	5,256,975
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-S, Class A1 3.05% due 09/25/2034(3)	1,177,326	1,195,283
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR10, Class 2A16 3.09% due 06/25/2035(3)	767,679	764,627
West CLO, Ltd. FRS Series 2014-1A, Class A2 3.26% due 07/18/2026*(2)(4)	2,990,000	2,990,927
Westgate Resorts Series 2015-1A, Class A 2.75% due 05/20/2027*	166,685	167,184
Westgate Resorts LLC Series 2017-1A, Class A 3.05% due 12/20/2030*	491,000	490,386
Westlake Automobile Receivables Trust Series 2016-2A, Class A2 1.57% due 06/17/2019*	557,531	557,776
Westlake Automobile Receivables Trust Series 2017-1A, Class C 2.70% due 10/17/2022*	279,000	279,973
Westlake Automobile Receivables Trust Series 2016-2A, Class D 4.10% due 06/15/2021*	210,000	213,679
Westlake Automobile Receivables Trust Series 2015-3A, Class D 4.40% due 05/17/2021*	400,000	406,524
World Omni Automobile Lease Securitization Trust Series 2015-A, Class A2A 1.06% due 05/15/2018	178,409	178,338

Total Asset Backed Securities (cost $268,156,916)		268,063,169

U.S. CORPORATE BONDS & NOTES — 26.3%
Aerospace/Defense — 0.2%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	300,000	310,127
BAE Systems Holdings, Inc. Company Guar. Notes 6.38% due 06/01/2019*	1,900,000	2,060,898
Lockheed Martin Corp. Senior Notes 3.10% due 01/15/2023	104,000	106,263
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	300,000	322,307
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/2036	127,000	161,145
Northrop Grumman Corp. Senior Notes 3.20% due 02/01/2027	223,000	223,260
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	51,000	49,616

Raytheon Co. Senior Notes 3.15% due 12/15/2024	180,000	185,625
Rockwell Collins, Inc. Senior Notes 3.20% due 03/15/2024	105,000	106,195
Rockwell Collins, Inc. Senior Notes 4.35% due 04/15/2047	50,000	50,645

		3,576,081

Aerospace/Defense-Equipment — 0.2%
Harris Corp. Senior Notes 3.83% due 04/27/2025	100,000	103,148
Harris Corp. Senior Notes 4.85% due 04/27/2035	200,000	216,150
L-3 Technologies, Inc. Company Guar. Notes 3.85% due 12/15/2026	70,000	71,868
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	2,578,000	2,648,895
United Technologies Corp. Senior Notes 4.15% due 05/15/2045	296,000	303,133

		3,343,194

Agricultural Chemicals — 0.1%
CF Industries, Inc. Senior Sec. Notes 4.50% due 12/01/2026*	167,000	169,754
CF Industries, Inc. Company Guar. Notes 7.13% due 05/01/2020	450,000	490,500
Mosaic Co. Senior Notes 4.25% due 11/15/2023	810,000	847,663
Mosaic Co. Senior Notes 5.63% due 11/15/2043	120,000	123,770

		1,631,687

Agricultural Operations — 0.0%
Bunge Ltd. Finance Corp. Company Guar. Notes 3.25% due 08/15/2026	85,000	83,121
Bunge Ltd. Finance Corp. Company Guar. Notes 3.50% due 11/24/2020	122,000	125,845

		208,966

Airlines — 0.0%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.65% due 02/15/2029	202,000	204,777
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.65% due 12/15/2029	58,000	58,218
American Airlines Pass-Through Trust Pass-Through Certs. Series 2013-2, Class A 4.95% due 07/15/2024	152,235	162,464
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class A 3.45% due 01/07/2030	149,000	149,745

		575,204

Applications Software — 0.6%
Microsoft Corp. Senior Notes 2.00% due 08/08/2023	3,193,000	3,105,668
Microsoft Corp. Senior Notes 2.38% due 02/12/2022	175,000	176,708
Microsoft Corp. Senior Notes 2.38% due 05/01/2023	65,000	64,659
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	200,000	191,610
Microsoft Corp. Senior Notes 2.88% due 02/06/2024	351,000	356,699
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	3,260,000	3,333,777
Microsoft Corp. Senior Notes 3.30% due 02/06/2027	223,000	229,123
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	137,000	134,173
Microsoft Corp. Senior Notes 4.00% due 02/12/2055	143,000	137,345
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	3,088,000	3,212,505
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	154,000	162,505
Microsoft Corp. Senior Notes 4.50% due 02/06/2057	333,000	346,539
Microsoft Corp. Senior Notes 4.75% due 11/03/2055	217,000	236,029

		11,687,340

Auto-Cars/Light Trucks — 0.8%
American Honda Finance Corp. Senior Notes 1.60% due 02/16/2018*	360,000	360,497

American Honda Finance Corp. Senior Notes 2.30% due 09/09/2026	34,000	32,012
American Honda Finance Corp. Senior Notes 2.45% due 09/24/2020	165,000	167,011
Daimler Finance North America LLC Company Guar. Notes 1.88% due 01/11/2018*	600,000	600,548
Daimler Finance North America LLC Company Guar. Notes 2.00% due 08/03/2018*	150,000	150,349
Daimler Finance North America LLC Company Guar. Notes 2.25% due 07/31/2019*	1,080,000	1,084,409
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	300,000	378,422
Ford Motor Credit Co. LLC FRS Senior Notes 1.63% due 09/08/2017	800,000	800,000
Ford Motor Credit Co. LLC Senior Notes 2.24% due 06/15/2018	273,000	273,835
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	265,000	268,623
Ford Motor Credit Co. LLC Senior Notes 4.38% due 08/06/2023	1,170,000	1,226,599
General Electric Capital Corp. Company Guar. Notes 4.00% due 01/15/2025	75,000	75,516
General Motors Co. Senior Notes 4.88% due 10/02/2023	1,200,000	1,279,380
General Motors Co. Senior Notes 5.20% due 04/01/2045	1,200,000	1,163,658
General Motors Co. Senior Notes 6.60% due 04/01/2036	562,000	647,845
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 01/14/2022	175,000	177,417
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	2,386,000	2,410,509
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023	284,000	285,343
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	525,000	528,360
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	1,816,000	1,805,166
General Motors Financial Co., Inc. Company Guar. Notes 4.30% due 07/13/2025	150,000	152,701
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 01/17/2027	262,000	265,786
Hyundai Capital America Senior Notes 2.00% due 07/01/2019*	86,000	85,272
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	191,000	191,790
Nissan Motor Acceptance Corp. Senior Notes 2.55% due 03/08/2021*	250,000	251,071
Toyota Motor Credit Corp. Senior Notes 2.10% due 01/17/2019	133,000	134,041
Toyota Motor Credit Corp. Senior Notes 2.13% due 07/18/2019	360,000	362,596

		15,158,756

Banks-Commercial — 0.5%
BB&T Corp. Senior Notes 2.45% due 01/15/2020	270,000	273,345
BB&T Corp. Senior Notes 2.63% due 06/29/2020	450,000	456,995
Discover Bank Senior Notes 3.10% due 06/04/2020	1,801,000	1,839,988
Discover Bank Senior Notes 4.20% due 08/08/2023	475,000	499,308
Discover Bank Sub. Notes 7.00% due 04/15/2020	2,600,000	2,901,733
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	450,000	457,829
HSBC USA, Inc. Senior Notes 2.35% due 03/05/2020	480,000	481,840
MUFG Americas Holdings Corp. Senior Notes 2.25% due 02/10/2020	180,000	180,198
PNC Bank NA Senior Notes 2.20% due 01/28/2019	450,000	453,174
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	214,000	218,742
US Bank NA Senior Notes 2.80% due 01/27/2025	1,000,000	988,353

		8,751,505

Banks-Fiduciary — 0.4%
Bank of New York Mellon Corp. Senior Notes 2.15% due 02/24/2020	52,000	52,357
Bank of New York Mellon Corp. Senior Notes 2.60% due 08/17/2020	120,000	122,002
Bank of New York Mellon Corp. Senior Notes 2.60% due 02/07/2022	100,000	100,650
Bank of New York Mellon Corp. Senior Notes 3.25% due 09/11/2024	180,000	183,725
Bank of New York Mellon Corp. Senior Notes 3.40% due 05/15/2024	2,640,000	2,720,362
Bank Of New York Mellon Corp. FRS Senior Notes 3.44% due 02/07/2028	2,574,000	2,625,598
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	47,000	46,636
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025	931,000	969,276
State Street Corp. Senior Sub. Notes 3.10% due 05/15/2023	540,000	547,373
State Street Corp. Senior Notes 3.55% due 08/18/2025	88,000	91,308

		7,459,287

Banks-Super Regional — 0.9%
Capital One Financial Corp. Senior Notes 2.45% due 04/24/2019	270,000	271,596
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	105,000	101,870
Capital One Financial Corp. Senior Notes 3.75% due 04/24/2024	1,065,000	1,082,989
Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026	240,000	231,601
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	325,000	327,276
Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	360,000	362,961
Fifth Third Bancorp Senior Notes 2.88% due 07/27/2020	208,000	211,688
Huntington Bancshares, Inc. Senior Notes 2.30% due 01/14/2022	339,000	332,664
Huntington National Bank Senior Notes 2.00% due 06/30/2018	253,000	253,701
Huntington National Bank Senior Notes 2.88% due 08/20/2020	250,000	254,585
KeyCorp Senior Notes 2.90% due 09/15/2020	42,000	42,756
KeyCorp Senior Notes 5.10% due 03/24/2021	450,000	492,758
SunTrust Banks, Inc. Senior Notes 2.70% due 01/27/2022	2,535,000	2,539,738
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	103,000	104,500
US Bancorp Senior Notes 2.20% due 04/25/2019	360,000	363,249
US Bancorp Senior Notes 2.35% due 01/29/2021	300,000	302,242
US Bancorp Senior Notes 2.38% due 07/22/2026	400,000	377,760
Wells Fargo & Co Sub. Notes 4.75% due 12/07/2046	143,000	147,424
Wells Fargo & Co. Senior Notes 2.15% due 01/30/2020	900,000	902,853
Wells Fargo & Co. Senior Notes 2.60% due 07/22/2020	1,052,000	1,065,057
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	3,471,000	3,510,771
Wells Fargo & Co. Senior Notes 3.30% due 09/09/2024	1,440,000	1,454,200
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	200,000	203,074
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	544,000	563,842
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	212,000	222,303
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	450,000	454,554
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	112,000	117,632

		16,295,644

Beverages-Non-alcoholic — 0.0%
PepsiCo, Inc. Senior Notes 3.10% due 07/17/2022	222,000	229,871
PepsiCo, Inc. Senior Notes 3.45% due 10/06/2046	200,000	182,094
PepsiCo, Inc. Senior Notes 4.60% due 07/17/2045	118,000	128,395
PepsiCo, Inc. Senior Notes 4.88% due 11/01/2040	49,000	55,501

		595,861

Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp. Senior Notes 4.50% due 07/15/2045	113,000	120,308
Constellation Brands, Inc. Company Guar. Notes 4.25% due 05/01/2023	2,542,000	2,716,096
Constellation Brands, Inc. Company Guar. Notes 4.75% due 12/01/2025	2,496,000	2,712,331

		5,548,735

Brewery — 0.6%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	2,332,000	2,395,776
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.70% due 02/01/2024	1,244,000	1,295,478
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	1,040,000	1,115,665
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	4,480,000	4,894,190
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 01/15/2022	1,890,000	1,989,716
Molson Coors Brewing Co. Company Guar. Notes 3.00% due 07/15/2026	150,000	144,004

		11,834,829

Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 4.95% due 05/15/2042	350,000	324,284

Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	550,000	573,375
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	1,018,000	1,086,715

		1,660,090

Building Products-Cement — 0.2%
CRH America, Inc. Company Guar. Notes 5.13% due 05/18/2045*	200,000	220,660
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	3,569,000	3,727,978

		3,948,638

Building Products-Wood — 0.1%
Masco Corp. Senior Notes 4.38% due 04/01/2026	2,400,000	2,538,240

Cable/Satellite TV — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 01/15/2024	280,000	294,700
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	2,899,000	3,106,992
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	131,000	150,135
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.83% due 10/23/2055	175,000	205,320
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	126,000	126,500
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	300,000	268,853
Comcast Corp. Company Guar. Notes 4.20% due 08/15/2034	630,000	645,736
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	206,000	263,785
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	134,000	131,678
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	360,000	340,006
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	2,877,000	2,638,891

Time Warner Cable, Inc. Senior Sec. Notes 5.00% due 02/01/2020	720,000	768,553

		8,941,149

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Notes 3.22% due 05/15/2042*	208,000	212,097
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/2040*	794,000	846,681
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 3.36% due 03/20/2023*	809,000	816,079

		1,874,857

Chemicals-Diversified — 0.0%
Dow Chemical Co. Senior Notes 3.00% due 11/15/2022	270,000	273,676
Dow Chemical Co. Senior Notes 4.13% due 11/15/2021	270,000	286,813

		560,489

Commercial Services — 0.0%
Ecolab, Inc. Senior Notes 1.45% due 12/08/2017	360,000	359,534
Ecolab, Inc. Senior Notes 3.25% due 01/14/2023	154,000	157,363

		516,897

Commercial Services-Finance — 0.0%
Equifax, Inc. Senior Notes 2.30% due 06/01/2021	85,000	84,327
Total System Services, Inc. Senior Notes 3.75% due 06/01/2023	94,000	96,363
Western Union Co. Senior Notes 3.60% due 03/15/2022	300,000	305,043

		485,733

Computer Services — 0.0%
DXC Technology Co. Senior Notes 4.25% due 04/15/2024*	129,000	132,173

Computers — 0.3%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	327,000	326,131
Apple, Inc. Senior Notes 2.85% due 05/06/2021	700,000	720,830
Apple, Inc. Senior Notes 3.00% due 02/09/2024	469,000	478,237
Apple, Inc. Senior Notes 3.20% due 05/13/2025	288,000	294,622
Apple, Inc. Senior Notes 3.45% due 05/06/2024	186,000	194,774
Apple, Inc. Senior Notes 3.45% due 02/09/2045	519,000	472,390
Apple, Inc. Senior Notes 3.85% due 08/04/2046	362,000	350,810
Apple, Inc. Senior Notes 4.25% due 02/09/2047	510,000	526,054
Apple, Inc. Senior Notes 4.38% due 05/13/2045	1,451,000	1,514,098
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 4.42% due 06/15/2021*	183,000	192,113
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*	217,000	234,179
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	190,000	208,683

		5,512,921

Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	708,000	718,620

Containers-Paper/Plastic — 0.4%
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	2,517,000	2,616,925
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	3,100,000	3,143,177
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	2,250,000	2,356,875

		8,116,977

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc. Senior Notes 3.00% due 08/15/2026	3,071,000	2,942,482

Fidelity National Information Services, Inc. Company Guar. Notes 3.88% due 06/05/2024	251,000	260,027
Fidelity National Information Services, Inc. Senior Notes 4.50% due 08/15/2046	1,000,000	974,998

		4,177,507

Diagnostic Equipment — 0.4%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	1,832,000	1,858,738
Danaher Corp. Senior Notes 2.40% due 09/15/2020	81,000	82,130
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	2,000,000	2,147,568
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	976,000	936,145
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	1,489,000	1,495,505
Thermo Fisher Scientific, Inc. Senior Notes 3.15% due 01/15/2023	450,000	455,963
Thermo Fisher Scientific, Inc. Senior Notes 4.15% due 02/01/2024	450,000	476,679

		7,452,728

Distribution/Wholesale — 0.0%
WW Grainger, Inc. Senior Notes 4.60% due 06/15/2045	104,000	111,329

Diversified Banking Institutions — 3.8%
Bank of America Corp. Senior Notes 2.00% due 01/11/2018	1,380,000	1,383,483
Bank of America Corp. Senior Notes 2.25% due 04/21/2020	173,000	172,940
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	400,000	402,575
Bank of America Corp. Senior Notes 2.65% due 04/01/2019	365,000	369,271
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	7,060,000	7,176,907
Bank of America Corp. FRS Senior Notes 3.71% due 04/24/2028	1,000,000	1,001,376
Bank of America Corp. Senior Notes 3.88% due 08/01/2025	3,056,000	3,131,175
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,554,000	1,557,330
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	720,000	750,169
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	292,000	294,627
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	270,000	275,287
Bank of America Corp. FRS Senior Notes 4.44% due 01/20/2048	5,444,000	5,543,887
Bank of America Corp. Sub. Notes 4.45% due 03/03/2026	1,687,000	1,745,229
Bank of America Corp. Senior Notes 5.00% due 05/13/2021	990,000	1,077,528
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	700,000	726,362
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	700,000	716,807
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	1,100,000	1,227,798
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	700,000	734,482
Citigroup, Inc. Senior Notes 1.75% due 05/01/2018	1,080,000	1,079,406
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	115,000	113,534
Citigroup, Inc. Senior Notes 2.75% due 04/25/2022	800,000	797,643
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	194,000	187,484
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	200,000	197,344
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	600,000	599,398
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	53,000	52,970
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	540,000	549,590

Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	1,620,000	1,666,742
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	63,000	65,684
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	300,000	299,286
Goldman Sachs Group, Inc. FRS Senior Notes 2.14% due 11/15/2018	500,000	505,777
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	2,100,000	2,116,575
Goldman Sachs Group, Inc. Senior Notes 2.63% due 01/31/2019	900,000	910,449
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	4,400,000	4,545,468
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	2,634,000	2,676,652
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	2,202,000	2,326,279
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	601,000	650,681
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/2018	300,000	309,033
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	4,250,000	4,205,362
Morgan Stanley Senior Notes 2.63% due 11/17/2021	330,000	329,144
Morgan Stanley Senior Notes 3.13% due 07/27/2026	236,000	227,714
Morgan Stanley Senior Notes 3.88% due 01/27/2026	3,445,000	3,522,075
Morgan Stanley Senior Notes 4.00% due 07/23/2025	2,634,000	2,729,735
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	300,000	311,407
Morgan Stanley Senior Notes 4.30% due 01/27/2045	1,000,000	999,569
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	75,000	77,565
Morgan Stanley Senior Notes 4.38% due 01/22/2047	3,852,000	3,897,142
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	228,000	247,518
Morgan Stanley Senior Notes 5.50% due 07/28/2021	4,490,000	4,998,659
Morgan Stanley Senior Notes 5.75% due 01/25/2021	1,440,000	1,601,937
Morgan Stanley Senior Notes 6.63% due 04/01/2018	800,000	835,166

		71,920,221

Diversified Financial Services — 0.1%
Purchasing Power Funding 5.50% due 02/27/2019*(2)	755,848	755,848

Diversified Manufacturing Operations — 0.1%
Eaton Corp. Company Guar. Notes 5.80% due 03/15/2037	300,000	348,153
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	774,000	801,141
General Electric Capital Corp. Senior Notes 3.15% due 09/07/2022	200,000	208,044
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	129,000	142,664
Parker-Hannifin Corp. Senior Notes 3.30% due 11/21/2024	180,000	185,199
Parker-Hannifin Corp. Senior Notes 4.10% due 03/01/2047*	63,000	64,162
Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	180,000	192,405
Textron, Inc. Senior Notes 3.65% due 03/15/2027	128,000	127,564

		2,069,332

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 3.80% due 12/05/2024	270,000	287,599
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	270,000	302,237
eBay, Inc. Senior Notes 2.60% due 07/15/2022	1,010,000	1,002,222

		1,592,058

E-Commerce/Services — 0.1%
Priceline Group, Inc. Senior Notes 3.65% due 03/15/2025	2,307,000	2,352,775

Electric Products-Misc. — 0.0%
Emerson Electric Co. Senior Notes 6.00% due 08/15/2032	320,000	406,027

Electric-Distribution — 0.0%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	121,000	114,675
Entergy Louisiana LLC Collateral Trust Bonds 3.05% due 06/01/2031	145,000	139,859
New York State Electric & Gas Corp. Senior Notes 3.25% due 12/01/2026*	113,000	113,256

		367,790

Electric-Generation — 0.0%
Tri-State Generation & Transmission Association, Inc. 1st Mtg. Notes 4.25% due 06/01/2046	103,000	99,499

Electric-Integrated — 1.8%
Alabama Power Co. Senior Bonds 3.75% due 03/01/2045	113,000	108,114
Alabama Power Co. Senior Notes 5.70% due 02/15/2033	100,000	116,974
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	450,000	452,111
Berkshire Hathaway Energy Co. Senior Notes 3.50% due 02/01/2025	180,000	184,792
Berkshire Hathaway Energy Co. Senior Notes 5.15% due 11/15/2043	1,800,000	2,065,234
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	180,000	225,377
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	100,000	114,745
CMS Energy Corp. Senior Notes 2.95% due 02/15/2027	116,000	110,658
CMS Energy Corp. Senior Notes 3.88% due 03/01/2024	400,000	415,381
Constellation Energy Group, Inc. Senior Notes 5.15% due 12/01/2020	1,200,000	1,297,015
Consumers Energy Co. 1st Mtg. Notes 3.25% due 08/15/2046	48,000	43,106
Delmarva Power & Light Co. 1st Mtg. Bonds 4.15% due 05/15/2045	190,000	195,620
Dominion Resources, Inc. Senior Notes 2.75% due 01/15/2022	129,000	129,007
Dominion Resources, Inc. Senior Notes 3.63% due 12/01/2024	3,763,000	3,833,575
Dominion Resources, Inc. Senior Notes 3.90% due 10/01/2025	689,000	709,377
DTE Electric Co. General Refunding Mtg. 3.70% due 03/15/2045	111,000	108,177
DTE Energy Co. Senior Notes 3.30% due 06/15/2022	60,000	61,287
DTE Energy Co. Senior Notes 3.50% due 06/01/2024	360,000	364,370
Duke Energy Carolinas LLC Company Guar. Notes 6.00% due 12/01/2028	200,000	246,842
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	180,000	187,193
Duke Energy Indiana LLC 1st Mtg. Notes 3.75% due 05/15/2046	250,000	239,777
Duke Energy Ohio, Inc. 1st Mtg. Notes 3.70% due 06/15/2046	133,000	127,239
Duke Energy Progress LLC 1st Mtg. Notes 3.25% due 08/15/2025	254,000	259,400
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	180,000	185,382
Edison International Senior Notes 2.95% due 03/15/2023	350,000	353,016
Entergy Arkansas, Inc. 1st Mtg. Bonds 3.50% due 04/01/2026	88,000	90,510
Entergy Corp. Senior Notes 2.95% due 09/01/2026	39,000	37,359
Entergy Mississippi, Inc. 1st Mtg. Notes 2.85% due 06/01/2028	124,000	119,489
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	996,000	1,015,715
Exelon Corp. Senior Notes 4.45% due 04/15/2046	2,006,000	2,012,832

Exelon Generation Co. LLC Senior Notes 3.40% due 03/15/2022	61,000	62,224
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	426,000	447,762
Florida Power & Light Co. 1st Mtg. Notes 3.25% due 06/01/2024	450,000	466,126
Georgia Power Co. Senior Notes 3.25% due 04/01/2026	65,000	64,517
Great Plains Energy, Inc. Senior Notes 4.85% due 04/01/2047	1,438,000	1,460,917
Jersey Central Power & Light Co. Senior Notes 6.15% due 06/01/2037	100,000	116,964
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	241,000	236,694
MidAmerican Energy Co. 1st Mtg. Notes 3.50% due 10/15/2024	686,000	718,677
MidAmerican Energy Co. 1st Mtg. Bonds 3.95% due 08/01/2047	105,000	105,240
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/2019	720,000	790,661
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.40% due 09/15/2019	270,000	272,020
Niagara Mohawk Power Corp. Senior Notes 3.51% due 10/01/2024*	360,000	370,996
NiSource Finance Corp. Company Guar. Notes 6.25% due 12/15/2040	330,000	407,239
Ohio Power Co. Senior Notes 6.05% due 05/01/2018	360,000	375,065
Pacific Gas & Electric Co. Senior Notes 3.40% due 08/15/2024	450,000	461,034
Pacific Gas & Electric Co. Senior Notes 3.50% due 06/15/2025	141,000	145,423
Pacific Gas & Electric Co. Senior Notes 4.00% due 12/01/2046	128,000	127,998
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034	200,000	251,302
Pepco Holdings LLC Senior Notes 7.45% due 08/15/2032	119,000	149,689
PPL Capital Funding, Inc. Company Guar. Notes 3.50% due 12/01/2022	2,200,000	2,274,017
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	1,100,000	1,186,041
PPL Electric Utilities Corp. 1st Mtg. Bonds 4.13% due 06/15/2044	270,000	277,509
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	150,000	199,570
PSI Energy, Inc. Senior Notes 6.12% due 10/15/2035	100,000	123,480
Public Service Co. of Colorado 1st Mtg. Bonds 3.55% due 06/15/2046	53,000	48,861
Public Service Co. of Oklahoma Senior Notes Series G 6.63% due 11/15/2037	450,000	580,029
Public Service Electric & Gas Co. 1st Mtg. Notes 2.25% due 09/15/2026	70,000	65,884
Public Service Electric & Gas Co. 1st Mtg. Notes 3.00% due 05/15/2025	208,000	210,197
Public Service Electric & Gas Co. Senior Sec. Notes 5.70% due 12/01/2036	100,000	122,125
Southern Co. Senior Notes 2.15% due 09/01/2019	450,000	449,633
Southern Co. Senior Notes 2.35% due 07/01/2021	2,717,000	2,680,924
Southern Co. Senior Notes 4.40% due 07/01/2046	1,018,000	1,012,751
Southern Power Co. Senior Notes 4.15% due 12/01/2025	91,000	95,059
Southwestern Public Service Co. 1st Mtg. Notes 4.50% due 08/15/2041	100,000	108,228
Virginia Electric & Power Co. Senior Notes 4.45% due 02/15/2044	180,000	191,044
Virginia Electric & Power Co. Senior Notes 8.88% due 11/15/2038	360,000	586,875
Wisconsin Electric Power Co. Senior Notes 3.10% due 06/01/2025	110,000	109,875
Wisconsin Energy Corp. Senior Notes 3.55% due 06/15/2025	231,000	238,398

Xcel Energy, Inc. Senior Notes 2.40% due 03/15/2021	100,000	100,053
Xcel Energy, Inc. Senior Notes 3.30% due 06/01/2025	185,000	186,428
Xcel Energy, Inc. Senior Notes 3.35% due 12/01/2026	220,000	221,966

		33,509,169

Electric-Transmission — 0.0%
AEP Transmission Co. LLC Senior Notes 3.10% due 12/01/2026*(2)	500,000	499,308

Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024*	482,000	489,009
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027*	449,000	455,622
Intel Corp. Senior Notes 3.70% due 07/29/2025	163,000	171,519
Intel Corp. Senior Notes 4.00% due 12/15/2032	300,000	317,228

		1,433,378

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc. Senior Notes 3.50% due 04/01/2022	200,000	203,940
Arrow Electronics, Inc. Senior Notes 7.50% due 01/15/2027	500,000	610,519

		814,459

Engineering/R&D Services — 0.0%
Fluor Corp. Senior Notes 3.38% due 09/15/2021	450,000	468,066

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	122,000	120,281
Oracle Corp. Senior Notes 2.50% due 05/15/2022	361,000	362,956
Oracle Corp. Senior Notes 2.50% due 10/15/2022	450,000	450,858
Oracle Corp. Senior Notes 2.95% due 05/15/2025	600,000	598,633
Oracle Corp. Senior Notes 3.90% due 05/15/2035	100,000	100,323
Oracle Corp. Senior Notes 4.30% due 07/08/2034	690,000	727,051
Oracle Corp. Senior Notes 4.38% due 05/15/2055	200,000	199,797

		2,559,899

Finance-Consumer Loans — 0.2%
Navient Corp. Senior Notes 5.00% due 10/26/2020	2,631,000	2,680,331
Synchrony Financial Senior Notes 3.70% due 08/04/2026	491,000	471,934

		3,152,265

Finance-Credit Card — 0.4%
American Express Credit Corp. Senior Notes 1.80% due 07/31/2018	195,000	195,222
American Express Credit Corp. Senior Notes 2.25% due 08/15/2019	180,000	181,345
American Express Credit Corp. Senior Notes 2.25% due 05/05/2021	125,000	124,635
American Express Credit Corp. Senior Notes 2.38% due 05/26/2020	663,000	668,453
American Express Credit Corp. Senior Notes 2.70% due 03/03/2022	75,000	75,503
Discover Financial Services Senior Notes 3.75% due 03/04/2025	263,000	260,639
Visa, Inc. Senior Notes 2.80% due 12/14/2022	6,463,000	6,580,976

		8,086,773

Finance-Investment Banker/Broker — 0.4%
Charles Schwab Corp. Senior Notes 3.20% due 03/02/2027	3,608,000	3,633,548
Jefferies Group LLC Senior Notes 6.88% due 04/15/2021	630,000	722,551
Raymond James Financial, Inc. Senior Notes 3.63% due 09/15/2026	539,000	537,774
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	1,789,000	1,821,419

TD Ameritrade Holding Corp. Senior Notes 3.30% due 04/01/2027	1,148,000	1,149,469

		7,864,761

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 2.13% due 01/15/2020	332,000	329,897
Air Lease Corp. Senior Notes 3.00% due 09/15/2023	194,000	190,701
Air Lease Corp. Senior Notes 3.88% due 04/01/2021	130,000	135,706
International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	150,000	168,610
International Lease Finance Corp. Senior Notes 8.63% due 01/15/2022	500,000	612,772

		1,437,686

Finance-Other Services — 0.1%
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	2,283,000	2,300,556
National Rural Utilities Cooperative Finance Corp. Senior Sec. Notes 2.95% due 02/07/2024	87,000	87,723

		2,388,279

Food-Confectionery — 0.2%
WM Wrigley Jr. Co. Senior Notes 3.38% due 10/21/2020*	2,600,000	2,683,431

Food-Meat Products — 0.0%
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	68,000	69,440
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	450,000	463,033
Tyson Foods, Inc. Company Guar. Notes 4.88% due 08/15/2034	100,000	104,057

		636,530

Food-Misc./Diversified — 0.1%
Kellogg Co. Senior Notes 4.00% due 12/15/2020	360,000	381,030
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022	300,000	310,038
Kraft Foods Group, Inc. Company Guar. Notes 6.88% due 01/26/2039	181,000	226,775
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020	650,000	660,168
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	599,000	615,017

		2,193,028

Food-Retail — 0.1%
Kroger Co. Senior Notes 3.30% due 01/15/2021	540,000	555,790
Kroger Co. Company Guar. Notes 7.50% due 04/01/2031	450,000	607,896

		1,163,686

Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 3.75% due 10/01/2025	111,000	114,293

Gas-Distribution — 0.3%
AGL Capital Corp. Company Guar. Notes 3.25% due 06/15/2026	85,000	82,681
AGL Capital Corp. Company Guar. Notes 5.25% due 08/15/2019	400,000	424,892
Atmos Energy Corp. Senior Notes 4.13% due 10/15/2044	270,000	271,873
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/2021	540,000	569,824
KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*(2)	3,186,000	3,072,018
Sempra Energy Senior Notes 2.88% due 10/01/2022	630,000	632,194
Southern Co. Gas Capital Corp. Company Guar. Notes 2.45% due 10/01/2023	58,000	55,958
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	71,000	66,056

		5,175,496

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 2.35% due 03/06/2020	294,000	295,960
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	270,000	276,364

		572,324

Insurance-Life/Health — 0.5%
Jackson National Life Global Funding Senior Sec. Notes 1.88% due 10/15/2018*	180,000	180,461
Jackson National Life Global Funding Senior Sec. Notes 3.25% due 01/30/2024*	172,000	174,341
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	450,000	480,527
Pacific Life Insurance Co. Sub. Notes 7.90% due 12/30/2023*	400,000	491,635
Pacific LifeCorp Senior Notes 5.13% due 01/30/2043*	462,000	504,712
Pricoa Global Funding I Senior Sec. Notes 1.60% due 05/29/2018*	450,000	450,002
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	100,000	100,724
Principal Financial Group, Inc. Company Guar. Notes 3.40% due 05/15/2025	2,490,000	2,517,285
Prudential Financial, Inc. Senior Notes 2.35% due 08/15/2019	450,000	453,871
Prudential Insurance Co. of America Sub. Notes 8.30% due 07/01/2025*	200,000	263,714
Reliance Standard Life Global Funding II Senior Sec. Notes 3.05% due 01/20/2021*	149,000	150,719
Unum Group Senior Notes 4.00% due 03/15/2024	3,000,000	3,091,143

		8,859,134

Insurance-Multi-line — 0.3%
CNA Financial Corp. Senior Notes 5.88% due 08/15/2020	1,500,000	1,661,991
Guardian Life Insurance Co. of America Sub. Notes 4.85% due 01/24/2077*	63,000	62,821
MetLife, Inc. Senior Notes 3.00% due 03/01/2025	455,000	452,940
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	540,000	544,608
Metropolitan Life Global Funding I Senior Sec. Notes 3.00% due 01/10/2023*	326,000	330,483
Metropolitan Life Global Funding I Sec. Notes 3.45% due 12/18/2026*	2,109,000	2,146,538
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	250,000	404,530
Voya Financial, Inc. Company Guar. Notes 3.65% due 06/15/2026	50,000	49,793

		5,653,704

Insurance-Mutual — 0.3%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	3,850,000	4,098,029
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	350,000	338,869
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	31,000	50,327
New York Life Global Funding Sec. Notes 1.95% due 02/11/2020*	258,000	257,474
New York Life Global Funding Sec. Notes 2.15% due 06/18/2019*	550,000	551,977

		5,296,676

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	78,000	79,009
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	630,000	647,509
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	50,000	51,134
Arch Capital Finance LLC Company Guar. Notes 5.03% due 12/15/2046	109,000	119,090
Progressive Corp. Senior Notes 2.45% due 01/15/2027	120,000	113,377

		1,010,119

Insurance-Reinsurance — 0.0%
Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	707,000	714,887

Internet Security — 0.1%
VeriSign, Inc. Senior Notes 4.63% due 05/01/2023	2,300,000	2,354,050

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc. Senior Notes 2.88% due 09/15/2026	884,000	859,148
Blackstone Holdings Finance Co. LLC Company Guar. Notes 4.45% due 07/15/2045*	110,000	105,882

		965,030

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 2.75% due 08/20/2021	720,000	729,526
Caterpillar Financial Services Corp. Senior Notes 3.25% due 12/01/2024	180,000	185,113
Caterpillar, Inc. Senior Notes 6.05% due 08/15/2036	100,000	125,906

		1,040,545

Machinery-Farming — 0.1%
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	360,000	360,267
John Deere Capital Corp. Senior Notes 1.60% due 07/13/2018	71,000	71,128
John Deere Capital Corp. Senior Notes 3.35% due 06/12/2024	504,000	521,769

		953,164

Machinery-General Industrial — 0.0%
Roper Technologies, Inc. Senior Notes 3.00% due 12/15/2020	62,000	63,404
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	80,000	81,497

		144,901

Machinery-Pumps — 0.0%
Xylem, Inc. Senior Notes 3.25% due 11/01/2026	49,000	48,789
Xylem, Inc. Senior Notes 4.38% due 11/01/2046	56,000	56,239

		105,028

Medical Instruments — 0.2%
Medtronic, Inc. Company Guar. Notes 3.13% due 03/15/2022	93,000	95,881
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	87,000	90,113
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	253,000	267,739
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	2,000,000	2,175,594

		2,629,327

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	300,000	304,482
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	2,462,000	2,440,039
Quest Diagnostics, Inc. Senior Notes 3.45% due 06/01/2026	56,000	55,673

		2,800,194

Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	157,000	158,089
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	84,000	84,481
Stryker Corp. Senior Notes 3.50% due 03/15/2026	56,000	57,036
Zimmer Holdings, Inc. Senior Notes 2.70% due 04/01/2020	3,477,000	3,516,895

		3,816,501

Medical-Biomedical/Gene — 0.6%
Amgen, Inc. Senior Notes 3.13% due 05/01/2025	320,000	317,978
Amgen, Inc. Senior Notes 3.63% due 05/15/2022	720,000	752,483
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	95,000	97,731
Baxalta, Inc. Company Guar. Notes 5.25% due 06/23/2045	47,000	52,145
Biogen, Inc. Senior Notes 3.63% due 09/15/2022	178,000	185,418
Biogen, Inc. Senior Notes 5.20% due 09/15/2045	1,756,000	1,905,076
Celgene Corp. Senior Notes 2.88% due 08/15/2020	3,496,000	3,565,242
Celgene Corp. Senior Notes 3.63% due 05/15/2024	336,000	344,271

Celgene Corp. Senior Notes 5.70% due 10/15/2040	114,000	128,828
Gilead Sciences, Inc. Senior Notes 2.50% due 09/01/2023	28,000	27,353
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	45,000	45,734
Gilead Sciences, Inc. Senior Notes 3.65% due 03/01/2026	180,000	183,112
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	39,000	40,393
Gilead Sciences, Inc. Senior Notes 4.60% due 09/01/2035	86,000	89,272
Gilead Sciences, Inc. Senior Notes 4.75% due 03/01/2046	1,195,000	1,232,358
Gilead Sciences, Inc. Senior Notes 4.80% due 04/01/2044	1,900,000	1,975,122

		10,942,516

Medical-Drugs — 0.5%
AbbVie, Inc. Senior Notes 2.85% due 05/14/2023	200,000	198,298
AbbVie, Inc. Senior Notes 3.20% due 11/06/2022	406,000	413,768
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	227,000	228,932
AbbVie, Inc. Senior Notes 4.30% due 05/14/2036	135,000	132,156
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	889,000	893,464
Allergan, Inc. Company Guar. Notes 2.80% due 03/15/2023	300,000	297,806
Allergan, Inc. Company Guar. Notes 3.38% due 09/15/2020	138,000	141,936
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*	5,188,000	5,602,314
Forest Laboratories LLC Company Guar. Notes 5.00% due 12/15/2021*	450,000	491,012
Johnson & Johnson Senior Notes 4.38% due 12/05/2033	46,000	51,054
Merck & Co., Inc. Senior Notes 2.35% due 02/10/2022	131,000	132,014
Merck & Co., Inc. Senior Notes 3.70% due 02/10/2045	34,000	32,855
Pfizer, Inc. Senior Notes 3.00% due 12/15/2026	300,000	299,678
Zoetis, Inc. Senior Notes 3.25% due 02/01/2023	500,000	509,794
Zoetis, Inc. Senior Notes 3.45% due 11/13/2020	30,000	30,830
Zoetis, Inc. Senior Notes 4.50% due 11/13/2025	84,000	91,830

		9,547,741

Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 3.13% due 01/15/2023*	60,000	58,831

Medical-HMO — 0.3%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	120,000	120,069
UnitedHealth Group, Inc. Senior Notes 1.63% due 03/15/2019	145,000	144,570
UnitedHealth Group, Inc. Senior Notes 3.10% due 03/15/2026	201,000	200,911
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	3,222,000	3,363,936
UnitedHealth Group, Inc. Senior Notes 4.63% due 07/15/2035	260,000	285,430
UnitedHealth Group, Inc. Senior Notes 5.80% due 03/15/2036	200,000	248,348
WellPoint, Inc. Senior Notes 3.50% due 08/15/2024	540,000	547,367
WellPoint, Inc. Senior Notes 4.65% due 08/15/2044	180,000	186,144

		5,096,775

Medical-Hospitals — 0.3%
Hackensack Meridian Health, Inc. Senior Notes 4.50% due 07/01/2057	2,009,000	2,045,074
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	2,153,000	2,295,636

Providence St Joseph Health Obligated Group Notes 2.75% due 10/01/2026	84,000	80,381
Texas Health Resources Sec. Notes 4.33% due 11/15/2055	400,000	409,073

		4,830,164

Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 3.75% due 09/15/2025	105,000	108,357
Cardinal Health, Inc. Senior Notes 4.90% due 09/15/2045	90,000	92,625

		200,982

Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 3.25% due 06/15/2025	240,000	245,420
Precision Castparts Corp. Senior Notes 4.20% due 06/15/2035	150,000	155,064
Precision Castparts Corp. Senior Notes 4.38% due 06/15/2045	100,000	106,394

		506,878

Metal-Copper — 0.2%
Freeport Minerals Corp. Company Guar. Notes 9.50% due 06/01/2031	250,000	295,625
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 2.38% due 03/15/2018	270,000	268,650
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	1,000,000	927,500
Freeport-McMoRan, Inc. Company Guar. Notes 6.88% due 02/15/2023*	2,800,000	2,947,000

		4,438,775

Metal-Diversified — 0.3%
Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*	1,028,000	1,030,035
Glencore Funding LLC Company Guar. Notes 4.00% due 03/27/2027*	2,500,000	2,488,743
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	1,630,000	1,674,678

		5,193,456

Multimedia — 0.3%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 10/15/2025	540,000	553,434
21st Century Fox America, Inc. Company Guar. Notes 6.15% due 02/15/2041	200,000	242,425
NBCUniversal Media LLC Company Guar. Notes 2.88% due 01/15/2023	900,000	910,574
Time Warner, Inc. Company Guar. Notes 3.55% due 06/01/2024	1,560,000	1,570,633
Time Warner, Inc. Company Guar. Notes 3.80% due 02/15/2027	1,345,000	1,339,090
Viacom, Inc. Senior Notes 2.75% due 12/15/2019	180,000	181,742
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	450,000	442,591
Walt Disney Co. Senior Notes 1.85% due 05/30/2019	450,000	452,257
Walt Disney Co. Senior Notes 3.00% due 02/13/2026	450,000	451,808

		6,144,554

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.90% due 03/04/2021	360,000	370,733
Cisco Systems, Inc. Senior Notes 2.95% due 02/28/2026	88,000	88,200
Cisco Systems, Inc. Senior Notes 3.00% due 06/15/2022	222,000	229,010
Cisco Systems, Inc. Senior Notes 3.63% due 03/04/2024	360,000	381,660

		1,069,603

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Senior Notes 5.00% due 03/01/2020	450,000	485,184
Waste Management, Inc. Company Guar. Notes 2.40% due 05/15/2023	119,000	117,241
Waste Management, Inc. Company Guar. Notes 3.13% due 03/01/2025	116,000	117,329
Waste Management, Inc. Company Guar. Notes 3.90% due 03/01/2035	42,000	42,411

		762,165

Office Automation & Equipment — 0.0%
Xerox Corp. Senior Notes 2.75% due 09/01/2020	208,000	206,814

Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	270,000	272,700
Nabors Industries, Inc. Company Guar. Notes 5.00% due 09/15/2020	270,000	278,775

		551,475

Oil Companies-Exploration & Production — 0.3%
Anadarko Holding Co. Senior Notes 7.15% due 05/15/2028	308,000	370,729
Anadarko Petroleum Corp. Senior Notes 8.70% due 03/15/2019	360,000	402,442
Apache Corp. Senior Notes 5.10% due 09/01/2040	270,000	283,790
Apache Corp. Senior Notes 6.00% due 01/15/2037	360,000	416,544
CNOOC Finance 2015 USA LLC Company Guar. Notes 3.50% due 05/05/2025	436,000	434,048
ConocoPhillips Co. Company Guar. Notes 2.40% due 12/15/2022	540,000	533,865
ConocoPhillips Co. Company Guar. Notes 3.35% due 11/15/2024	225,000	228,311
ConocoPhillips Co. Company Guar. Notes 4.20% due 03/15/2021	123,000	131,556
ConocoPhillips Holding Co. Senior Notes 6.95% due 04/15/2029	200,000	260,077
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	360,000	361,296
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	100,000	105,442
EOG Resources, Inc. Senior Notes 5.10% due 01/15/2036	235,000	255,677
Hess Corp. Senior Notes 6.00% due 01/15/2040	200,000	207,768
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	245,000	319,140
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	450,000	437,879
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	100,000	114,157
Noble Energy, Inc. Senior Notes 4.15% due 12/15/2021	450,000	475,576
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	180,000	185,876
Noble Energy, Inc. Senior Notes 5.63% due 05/01/2021	133,000	136,657
Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	111,000	108,578
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	88,000	89,047
Occidental Petroleum Corp. Senior Notes 3.50% due 06/15/2025	114,000	116,277
Occidental Petroleum Corp. Senior Notes 4.63% due 06/15/2045	53,000	55,761

		6,030,493

Oil Companies-Integrated — 0.1%
Chevron Corp. Senior Notes 2.57% due 05/16/2023	600,000	599,270
Chevron Corp. Senior Notes 2.90% due 03/03/2024	215,000	217,160
Eni USA, Inc. Company Guar. Notes 7.30% due 11/15/2027	200,000	252,308
Exxon Mobil Corp. Senior Notes 2.40% due 03/06/2022	249,000	250,325
Exxon Mobil Corp. Senior Notes 2.73% due 03/01/2023	525,000	530,284
Exxon Mobil Corp. Senior Notes 4.11% due 03/01/2046	183,000	191,248
Hess Corp. Senior Notes 7.13% due 03/15/2033	200,000	234,918

		2,275,513

Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	2,911,000	2,693,510
Marathon Petroleum Corp. Senior Notes 5.85% due 12/15/2045	1,070,000	1,085,908

Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	500,000	539,058

		4,318,476

Oil-Field Services — 0.1%
Baker Hughes, Inc. Senior Notes 5.13% due 09/15/2040	150,000	168,231
Halliburton Co. Senior Notes 3.50% due 08/01/2023	350,000	359,166
Halliburton Co. Senior Notes 4.85% due 11/15/2035	85,000	90,028
Schlumberger Holdings Corp. Senior Notes 3.63% due 12/21/2022*	220,000	230,060

		847,485

Paper & Related Products — 0.0%
International Paper Co. Senior Notes 3.00% due 02/15/2027	214,000	203,858
International Paper Co. Senior Notes 7.30% due 11/15/2039	100,000	131,700
International Paper Co. Senior Notes 8.70% due 06/15/2038	100,000	144,280

		479,838

Petrochemicals — 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.40% due 12/01/2026*	136,000	137,501

Pharmacy Services — 0.0%
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	540,000	530,703
Express Scripts Holding Co. Company Guar. Notes 3.50% due 06/15/2024	180,000	178,413

		709,116

Pipelines — 1.2%
Boardwalk Pipelines LP Company Guar. Notes 4.95% due 12/15/2024	330,000	351,677
Boardwalk Pipelines LP Company Guar. Notes 5.95% due 06/01/2026	74,000	82,977
Buckeye Partners LP Senior Notes 2.65% due 11/15/2018	150,000	150,930
Buckeye Partners LP Senior Notes 3.95% due 12/01/2026	39,000	38,948
Buckeye Partners LP Senior Notes 4.88% due 02/01/2021	250,000	265,682
Buckeye Partners LP Senior Notes 5.85% due 11/15/2043	260,000	276,919
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	57,000	57,379
Energy Transfer Partners LP Senior Notes 4.05% due 03/15/2025	173,000	172,839
Energy Transfer Partners LP Senior Notes 4.20% due 04/15/2027	128,000	128,875
Energy Transfer Partners LP Senior Notes 4.90% due 02/01/2024	122,000	128,808
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/2041	517,000	550,141
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	56,000	61,630
EnLink Midstream Partners LP Senior Notes 2.70% due 04/01/2019	187,000	187,232
EnLink Midstream Partners LP Senior Notes 4.15% due 06/01/2025	358,000	359,483
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	115,000	108,873
Enterprise Products Operating LLC Company Guar. Notes 3.35% due 03/15/2023	200,000	204,799
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	270,000	276,480
Enterprise Products Operating LLC Company Guar. Notes 3.90% due 02/15/2024	720,000	744,646
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	45,000	46,065
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	180,000	182,692
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/2041	45,000	52,338
Gulf South Pipeline Co. LP Senior Notes 4.00% due 06/15/2022	945,000	966,014
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	1,700,000	1,727,960

Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	103,000	100,726
Magellan Midstream Partners LP Senior Notes 4.20% due 12/01/2042	108,000	99,895
Magellan Midstream Partners LP Senior Notes 4.25% due 02/01/2021	150,000	158,493
Magellan Midstream Partners LP Senior Notes 6.40% due 05/01/2037	210,000	249,497
MPLX LP Senior Notes 4.88% due 12/01/2024	210,000	224,555
MPLX LP Senior Notes 5.20% due 03/01/2047	81,000	82,937
ONEOK Partners LP Company Guar. Notes 3.20% due 09/15/2018	140,000	142,118
ONEOK Partners LP Company Guar. Notes 3.38% due 10/01/2022	40,000	40,339
ONEOK Partners LP Company Guar. Notes 4.90% due 03/15/2025	500,000	535,299
ONEOK Partners LP Company Guar. Notes 5.00% due 09/15/2023	90,000	97,346
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	240,000	283,376
ONEOK, Inc. Senior Notes 7.50% due 09/01/2023	650,000	768,896
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	49,000	47,571
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	774,000	757,175
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.85% due 01/31/2023	630,000	612,485
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.60% due 11/01/2024	180,000	177,213
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.30% due 01/31/2043	194,000	168,566
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.65% due 10/15/2025	150,000	157,368
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.90% due 02/15/2045	76,000	73,178
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028*	1,114,000	1,115,479
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027*	2,017,000	2,128,784
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 02/01/2021	2,300,000	2,501,041
Southern Natural Gas Co. Senor Notes 8.00% due 03/01/2032	140,000	188,126
Southern Natural Gas Co. LLC Senior Notes 4.80% due 03/15/2047*	102,000	105,192
Spectra Energy Capital LLC Company Guar. Notes 3.30% due 03/15/2023	540,000	537,346
Spectra Energy Capital LLC Company Guar. Notes 7.50% due 09/15/2038	370,000	456,506
Spectra Energy Capital LLC Company Guar. Notes 8.00% due 10/01/2019	1,800,000	2,019,440
Spectra Energy Partners LP Senior Notes 3.50% due 03/15/2025	313,000	310,071
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	180,000	184,907
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.40% due 04/01/2021	225,000	237,808
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.95% due 01/15/2043	567,000	530,057
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	113,000	118,408
Western Gas Partners LP Senior Notes 5.38% due 06/01/2021	99,000	107,368
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	255,000	265,381

Williams Partners LP/ACMP Finance Corp Senior Notes 4.88% due 05/15/2023	300,000	309,000

		23,015,334

Racetracks — 0.1%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 11/01/2023	1,705,000	1,841,400

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	2,300,000	2,354,625

Real Estate Investment Trusts — 0.8%
American Tower Corp. Senior Notes 3.38% due 10/15/2026	175,000	170,448
AvalonBay Communities, Inc. Senior Notes 2.85% due 03/15/2023	150,000	148,551
AvalonBay Communities, Inc. Senior Notes 2.90% due 10/15/2026	110,000	105,992
AvalonBay Communities, Inc. Senior Notes 3.90% due 10/15/2046	64,000	60,544
Boston Properties LP Senior Notes 2.75% due 10/01/2026	120,000	112,258
Boston Properties LP Senior Notes 3.65% due 02/01/2026	148,000	148,638
Brixmor Operating Partnership LP Senior Notes 3.85% due 02/01/2025	200,000	199,055
Crown Castle International Corp. Senior Notes 2.25% due 09/01/2021	1,575,000	1,542,969
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	945,000	948,248
Crown Castle International Corp. Senior Notes 4.00% due 03/01/2027	464,000	477,253
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	150,000	163,229
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	100,000	110,654
Duke Realty LP Senior Notes 3.25% due 06/30/2026	31,000	30,341
Duke Realty LP Company Guar. Notes 3.63% due 04/15/2023	270,000	275,392
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	3,440,000	3,526,000
Equinix, Inc. Senior Notes 5.38% due 05/15/2027	890,000	929,863
Equity Commonwealth Senior Notes 5.88% due 09/15/2020	490,000	527,043
ERP Operating LP Senior Notes 2.38% due 07/01/2019	270,000	271,872
ERP Operating LP Senior Notes 4.75% due 07/15/2020	270,000	288,778
HCP, Inc. Senior Notes 3.88% due 08/15/2024	900,000	909,501
Health Care REIT, Inc. Senior Notes 3.75% due 03/15/2023	540,000	556,263
Health Care REIT, Inc. Senior Notes 4.00% due 06/01/2025	120,000	123,134
Hospitality Properties Trust Senior Notes 4.50% due 06/15/2023	94,000	98,236
Hospitality Properties Trust Senior Notes 4.95% due 02/15/2027	141,000	146,867
National Retail Properties, Inc. Senior Notes 3.60% due 12/15/2026	165,000	163,889
National Retail Properties, Inc. Senior Notes 4.00% due 11/15/2025	291,000	298,789
Realty Income Corp. Senior Notes 3.00% due 01/15/2027	114,000	108,039
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	300,000	305,610
Realty Income Corp. Senior Notes 3.88% due 07/15/2024	100,000	103,125
Simon Property Group LP Senior Notes 2.75% due 02/01/2023	360,000	358,628
Simon Property Group LP Senior Notes 3.75% due 02/01/2024	351,000	366,511
UDR, Inc. Company Guar. Notes 2.95% due 09/01/2026	42,000	39,488
Ventas Realty LP Company Guar. Notes 3.75% due 05/01/2024	250,000	253,983

Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.25% due 03/01/2022	630,000	665,930
VEREIT Operating Partnership LP Company Guar. Notes 4.60% due 02/06/2024	400,000	417,500

		14,952,621

Real Estate Operations & Development — 0.0%
Prologis LP Company Guar. Notes 3.75% due 11/01/2025	57,000	58,867

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.60% due 12/01/2021*	200,000	197,691
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	685,000	653,374
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	1,309,000	1,645,291

		2,496,356

Resort/Theme Parks — 0.1%
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	1,887,000	1,903,511

Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 3.75% due 06/01/2027	138,000	139,105

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc. Senior Notes 5.17% due 08/01/2044	2,000,000	1,785,228

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 2.13% due 09/15/2026	77,000	72,268
Home Depot, Inc. Senior Notes 2.63% due 06/01/2022	148,000	150,487
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	53,000	47,002
Home Depot, Inc. Senior Notes 4.20% due 04/01/2043	172,000	178,726
Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	180,000	194,119
Lowe’s Cos., Inc. Senior Notes 3.13% due 09/15/2024	180,000	183,976
Lowe’s Cos., Inc. Senior Notes 3.38% due 09/15/2025	119,000	122,105
Lowe’s Cos., Inc. Senior Notes 5.50% due 10/15/2035	300,000	367,553

		1,316,236

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc. Senior Notes 5.50% due 03/15/2021	3,128,000	3,402,132

Retail-Discount — 0.1%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	215,000	215,783
Target Corp. Senior Notes 3.50% due 07/01/2024	270,000	279,334
Wal-Mart Stores, Inc. Senior Notes 3.30% due 04/22/2024	270,000	283,671

		778,788

Retail-Drug Store — 0.7%
CVS Health Corp. Senior Notes 2.13% due 06/01/2021	356,000	351,286
CVS Health Corp. Senior Notes 2.88% due 06/01/2026	247,000	238,165
CVS Health Corp. Senior Notes 3.50% due 07/20/2022	3,757,000	3,904,812
CVS Health Corp. Senior Notes 4.00% due 12/05/2023	877,000	927,001
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	3,064,000	3,424,216
Walgreen Co. Company Guar. Notes 4.40% due 09/15/2042	100,000	97,310
Walgreens Boots Alliance, Inc. Senior Notes 3.10% due 06/01/2023	721,000	725,523
Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	3,100,000	3,185,138
Walgreens Boots Alliance, Inc. Senior Notes 4.50% due 11/18/2034	460,000	461,616

		13,315,067

Retail-Regional Department Stores — 0.1%
Macy’s Retail Holdings, Inc. Company Guar. Notes 3.63% due 06/01/2024	360,000	342,846

Macy’s Retail Holdings, Inc. Company Guar. Notes 4.50% due 12/15/2034	83,000	71,900
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.38% due 03/15/2037	118,000	121,130
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 01/15/2032	200,000	213,355

		749,231

Retail-Restaurants — 0.0%
Darden Restaurants, Inc. Senior Notes 3.85% due 05/01/2027	123,000	124,088
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	155,000	165,510
McDonald’s Corp. Senior Notes 6.30% due 10/15/2037	102,000	129,345
Starbucks Corp. Senior Notes 4.30% due 06/15/2045	153,000	163,842

		582,785

Schools — 0.0%
President and Fellows of Harvard College Notes 3.30% due 07/15/2056	304,000	281,458

Security Services — 0.1%
ADT Corp. Senior Sec. Notes 6.25% due 10/15/2021	2,100,000	2,303,553

Semiconductor Components-Integrated Circuits — 0.0%
Analog Devices, Inc. Senior Notes 3.13% due 12/05/2023	122,000	123,041
Analog Devices, Inc. Senior Notes 4.50% due 12/05/2036	57,000	57,629

		180,670

Special Purpose Entities — 0.0%
Athene Global Funding Sec. Notes 2.75% due 04/20/2020*	352,000	352,130
Protective Life Global Funding Sec. Notes 2.00% due 09/14/2021*	300,000	291,440

		643,570

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 4.00% due 08/01/2023	630,000	667,161
Nucor Corp. Senior Notes 6.40% due 12/01/2037	100,000	127,679
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	1,707,000	1,762,477

		2,557,317

Telephone-Integrated — 1.1%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	488,000	488,129
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	402,000	391,478
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	877,000	894,124
AT&T, Inc. Senior Notes 3.95% due 01/15/2025	324,000	328,104
AT&T, Inc. Senior Notes 4.45% due 04/01/2024	183,000	192,615
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	4,629,000	4,384,121
AT&T, Inc. Senior Notes 4.55% due 03/09/2049	1,283,000	1,154,742
AT&T, Inc. Senior Notes 4.60% due 02/15/2021	630,000	671,160
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	2,516,000	2,356,770
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	4,232,000	4,340,339
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	189,000	194,336
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	500,000	568,539
Verizon Communications, Inc. Senior Notes 2.95% due 03/15/2022*	1,135,000	1,140,966
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	50,000	46,768
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	1,268,000	1,213,580
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039*	2,114,000	2,073,549
Verizon Communications, Inc. Senior Notes 5.05% due 03/15/2034	400,000	409,342

Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	274,000	283,871

		21,132,533

Television — 0.0%
CBS Corp. Company Guar. Notes 3.70% due 08/15/2024	540,000	552,746

Tobacco — 0.1%
Reynolds American, Inc. Company Guar. Notes 8.13% due 06/23/2019	1,800,000	2,020,331

Transport-Equipment & Leasing — 0.0%
Aviation Capital Group Corp. Senior Notes 2.88% due 01/20/2022*	250,000	248,912

Transport-Rail — 0.2%
Burlington Northern Santa Fe LLC Senior Notes 3.00% due 03/15/2023	300,000	306,066
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	720,000	742,087
Burlington Northern Santa Fe LLC Senior Notes 3.65% due 09/01/2025	400,000	419,344
Burlington Northern Santa Fe LLC Senior Notes 4.40% due 03/15/2042	120,000	126,458
CSX Corp. Senior Notes 3.40% due 08/01/2024	630,000	648,215
CSX Corp. Senior Notes 3.95% due 05/01/2050	70,000	65,225
Norfolk Southern Corp. Senior Notes 3.85% due 01/15/2024	221,000	232,966
Union Pacific Corp. Senior Notes 3.25% due 01/15/2025	540,000	552,456
Union Pacific Railroad Co. Pass-Through Certs. 2.70% due 05/12/2027	366,952	355,588

		3,448,405

Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 3.90% due 02/01/2035	270,000	262,359
Ryder System, Inc. Senior Notes 2.45% due 09/03/2019	360,000	362,244
Ryder System, Inc. Senior Notes 2.50% due 05/11/2020	147,000	147,659
Ryder System, Inc. Senior Notes 2.88% due 09/01/2020	57,000	57,806

		830,068

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	250,000	255,608
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.25% due 01/17/2023*	360,000	378,974

		634,582

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Senior Notes 4.13% due 11/15/2025	251,000	265,293

Water — 0.0%
American Water Capital Corp. Senior Notes 3.40% due 03/01/2025	451,000	465,970

Wireless Telecommunication Services — 0.1%
Verizon Communications, Inc. Senior Notes 5.01% due 04/15/2049*	1,424,000	1,397,474

Total U.S. Corporate Bonds & Notes (cost $490,878,575)		494,402,681

FOREIGN CORPORATE BONDS & NOTES — 7.3%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 4.75% due 10/11/2021*	300,000	324,116

Aerospace/Defense-Equipment — 0.0%
Airbus SE Senior Notes 3.15% due 04/10/2027*	245,000	246,671
Airbus SE Senior Notes 3.95% due 04/10/2047*	150,000	150,014

		396,685

Agricultural Chemicals — 0.1%
Agrium, Inc. Senior Notes 3.38% due 03/15/2025	158,000	157,346
Agrium, Inc. Senior Notes 4.13% due 03/15/2035	660,000	636,952
Agrium, Inc. Senior Notes 5.25% due 01/15/2045	270,000	298,908
Potash Corp. of Saskatchewan, Inc. Senior Notes 3.00% due 04/01/2025	302,000	289,237

		1,382,443

Banks-Commercial — 1.5%
ANZ New Zealand International, Ltd. Company Guar. Notes 1.75% due 03/29/2018*	328,000	328,025
ANZ New Zealand International, Ltd. Company Guar. Notes 2.85% due 08/06/2020*	250,000	253,886
Australia & New Zealand Banking Group, Ltd. Sub. Notes 4.40% due 05/19/2026*	200,000	208,321
Bank of Montreal Senior Notes 1.40% due 04/10/2018	300,000	299,939
Bank of Montreal Senior Notes 2.38% due 01/25/2019	178,000	179,625
Bank of Nova Scotia Bonds 1.85% due 04/14/2020	550,000	546,414
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.15% due 09/14/2018*	250,000	250,906
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.70% due 09/09/2018*	2,200,000	2,222,048
Barclays Bank PLC Sub. Notes 7.63% due 11/21/2022	700,000	766,500
BNZ International Funding, Ltd. Company Guar. Notes 2.90% due 02/21/2022*	250,000	252,409
BPCE SA Sub. Notes 4.50% due 03/15/2025*	2,200,000	2,209,539
BPCE SA Sub. Notes 4.63% due 07/11/2024*	350,000	354,138
BPCE SA Sub. Notes 5.70% due 10/22/2023*	250,000	270,604
Canadian Imperial Bank of Commerce Senior Notes 1.60% due 09/06/2019	250,000	247,937
Canadian Imperial Bank of Commerce Sec. Notes 2.25% due 07/21/2020*	273,000	274,888
Commonwealth Bank of Australia Senior Notes 2.00% due 09/06/2021*	300,000	293,853
Commonwealth Bank of Australia Sub. Notes 4.50% due 12/09/2025*	201,000	211,671
Cooperatieve Rabobank UA Company Guar. Notes 3.88% due 02/08/2022	300,000	318,845
Cooperatieve Rabobank UA Bank Guar. Notes 4.38% due 08/04/2025	250,000	259,823
Cooperatieve Rabobank UA Company Guar. Notes 4.63% due 12/01/2023	400,000	426,180
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	250,000	253,971
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	528,000	587,948
Danske Bank A/S Senior Notes 2.00% due 09/08/2021*	200,000	196,133
Danske Bank A/S Senior Bonds 2.70% due 03/02/2022*	200,000	201,151
HSBC Bank PLC Senior Notes 4.75% due 01/19/2021*	1,260,000	1,358,878
Industrial & Commercial Bank of China, Ltd. Senior Notes 2.45% due 10/20/2021	300,000	295,572
ING Bank NV Senior Notes 2.05% due 08/17/2018*	600,000	601,150
ING Groep NV Senior Notes 3.95% due 03/29/2027	935,000	957,551
Intesa Sanpaolo SpA Sub. Notes 5.71% due 01/15/2026*	944,000	929,735
Macquarie Bank, Ltd. Senior Notes 2.85% due 07/29/2020*	250,000	253,488
Macquarie Bank, Ltd. Senior Notes 4.00% due 07/29/2025*	250,000	261,176
Mizuho Bank, Ltd. Company Guar. Notes 1.80% due 03/26/2018*	242,000	242,012
National Australia Bank, Ltd. Senior Notes 2.50% due 07/12/2026	250,000	236,472
Nordea Bank AB Senior Notes 2.50% due 09/17/2020*	300,000	302,031
Nordea Bank AB Sub. Notes 4.25% due 09/21/2022*	450,000	471,028
Royal Bank of Canada Senior Notes 1.80% due 07/30/2018	380,000	380,721
Royal Bank of Canada Senior Notes 2.75% due 02/01/2022	198,000	201,399
Santander Issuances SAU Company Guar. Notes 5.18% due 11/19/2025	500,000	525,864

Santander UK Group Holdings PLC Senior Notes 3.57% due 01/10/2023	400,000	403,974
Standard Chartered PLC Senior Notes 1.70% due 04/17/2018*	270,000	269,463
Standard Chartered PLC Senior Notes 3.05% due 01/15/2021*	250,000	252,018
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.06% due 07/14/2021	101,000	99,225
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.44% due 10/19/2021	3,107,000	3,093,224
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.63% due 07/14/2026	188,000	177,937
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.85% due 01/11/2022	300,000	302,484
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.01% due 10/19/2026	3,243,000	3,160,816
Sumitomo Mitsui Trust Bank, Ltd. Senior Notes 2.05% due 10/18/2019*	400,000	397,979
Svenska Handelsbanken AB Company Guar. Notes 2.40% due 10/01/2020	400,000	400,912
Toronto-Dominion Bank Senior Notes 1.75% due 07/23/2018	175,000	175,322
Toronto-Dominion Bank Senior Notes 2.25% due 11/05/2019	450,000	453,312
Toronto-Dominion Bank VRS Sub. Notes 3.63% due 09/15/2031	167,000	165,524
Westpac Banking Corp. Bonds 2.00% due 03/03/2020*	439,000	437,793
Westpac Banking Corp. Senior Notes 2.60% due 11/23/2020	220,000	222,007
Westpac Banking Corp. VRS Sub. Notes 4.32% due 11/23/2031	300,000	307,804

		28,751,625

Banks-Fiduciary — 0.0%
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*	300,000	301,398

Banks-Money Center — 0.5%
ABN AMRO Bank NV Senior Notes 1.80% due 06/04/2018*	438,000	436,785
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	400,000	417,737
ABN AMRO Bank NV Sub. Notes 4.80% due 04/18/2026*	3,200,000	3,364,611
DBS Bank, Ltd. VRS Sub. Notes 3.63% due 09/21/2022*	4,300,000	4,325,370

		8,544,503

Beverages-Non-alcoholic — 0.0%
Coca-Cola Femsa SAB de CV Company Guar. Notes 3.88% due 11/26/2023	150,000	155,954

Building Products-Air & Heating — 0.2%
Johnson Controls International PLC Senior Notes 4.50% due 02/15/2047	417,000	426,523
Johnson Controls International PLC Senior Notes 4.63% due 07/02/2044	894,000	932,566
Johnson Controls International PLC Senior Notes 4.95% due 07/02/2064	180,000	188,036
Johnson Controls International PLC Senior Notes 5.13% due 09/14/2045	60,000	67,145
Johnson Controls International PLC Senior Notes 5.70% due 03/01/2041	968,000	1,107,067

		2,721,337

Building Societies — 0.0%
Nationwide Building Society Sub. Notes 4.00% due 09/14/2026*	250,000	247,336

Cable/Satellite TV — 0.1%
Numericable-SFR SA Senior Sec. Notes 6.00% due 05/15/2022*	1,160,000	1,209,300

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	810,000	821,831
Rogers Communications, Inc. Company Guar. Notes 4.10% due 10/01/2023	540,000	575,048
Rogers Communications, Inc. Company Guar. Notes 8.75% due 05/01/2032	136,000	188,882

Vodafone Group PLC Senior Notes 2.95% due 02/19/2023	190,000	189,018
Vodafone Group PLC Senior Notes 6.25% due 11/30/2032	300,000	354,526

		2,129,305

Diversified Banking Institutions — 1.1%
Barclays PLC Senior Notes 3.20% due 08/10/2021	652,000	658,971
Barclays PLC Senior Notes 4.38% due 01/12/2026	2,344,000	2,406,632
Barclays PLC Senior Notes 4.95% due 01/10/2047	844,000	866,964
Barclays PLC Senior Notes 5.25% due 08/17/2045	200,000	212,934
Credit Agricole SA Senior Notes 4.13% due 01/10/2027*	296,000	300,641
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*	200,000	203,350
Credit Suisse Group AG Senior Bonds 3.57% due 01/09/2023*	250,000	253,006
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.75% due 03/26/2025	2,560,000	2,557,696
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.80% due 09/15/2022	250,000	257,298
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 4.88% due 05/15/2045	250,000	261,280
Deutsche Bank AG Senior Notes 1.88% due 02/13/2018	92,000	91,843
Deutsche Bank AG Senior Notes 3.13% due 01/13/2021	77,000	77,049
Deutsche Bank AG Senior Notes 3.70% due 05/30/2024	450,000	443,034
Deutsche Bank AG Senior Notes 4.25% due 10/14/2021*	300,000	310,225
HSBC Holdings PLC Senior Notes 2.65% due 01/05/2022	200,000	199,058
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	200,000	204,344
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	200,000	204,919
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/2037	600,000	745,871
Lloyds Banking Group PLC Senior Notes 3.00% due 01/11/2022	200,000	201,278
Lloyds Banking Group PLC Senior Notes 3.75% due 01/11/2027	3,443,000	3,434,620
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025	200,000	206,901
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.00% due 02/22/2022	88,000	89,045
Mizuho Financial Group, Inc. Senior Notes 2.63% due 04/12/2021*	200,000	199,724
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	250,000	250,401
Societe Generale SA Senior Notes 4.00% due 01/12/2027*	250,000	250,510
UBS Group Funding Jersey, Ltd. Company Guar. Notes 3.00% due 04/15/2021*	3,097,000	3,118,174
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 09/24/2025*	1,827,000	1,875,479
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 04/15/2026*	280,000	289,143

		20,170,390

Diversified Financial Services — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020	365,000	367,391
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	553,000	574,089
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	1,440,000	1,539,503

		2,480,983

Diversified Manufacturing Operations — 0.1%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 2.63% due 05/01/2020	180,000	182,317
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 3.55% due 11/01/2024	150,000	153,540
Pentair Finance SA Company Guar. Notes 2.90% due 09/15/2018	248,000	250,349
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.35% due 10/15/2026*	300,000	281,412
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.90% due 05/27/2022*	250,000	254,427
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.13% due 03/16/2024*	250,000	254,183
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.30% due 09/15/2046*	300,000	265,409

		1,641,637

Diversified Minerals — 0.1%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 3.85% due 09/30/2023	810,000	865,756

Diversified Operations — 0.0%
CK Hutchison International, Ltd. Company Guar. Notes 2.88% due 04/05/2022*	300,000	300,170

Electric-Distribution — 0.3%
State Grid Overseas Investment 2016, Ltd. Company Guar. Notes 2.75% due 05/04/2022*(2)	5,851,000	5,823,732

Electric-Integrated — 0.2%
EDP Finance BV Senior Notes 4.90% due 10/01/2019*	960,000	1,008,140
EDP Finance BV Senior Notes 5.25% due 01/14/2021*	3,065,000	3,280,617

		4,288,757

Electronic Components-Misc. — 0.0%
Philips Electronics NV Senior Notes 3.75% due 03/15/2022	540,000	567,947

Finance-Investment Banker/Broker — 0.1%
Daiwa Securities Group, Inc. Senior Notes 3.13% due 04/19/2022*	183,000	184,663
Macquarie Group, Ltd. Senior Notes 6.25% due 01/14/2021*	1,260,000	1,404,070

		1,588,733

Finance-Leasing Companies — 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 05/26/2022	150,000	152,404

Food-Misc./Diversified — 0.0%
Danone SA Senior Notes 2.59% due 11/02/2023*	400,000	389,589

Gas-Distribution — 0.0%
Korea Gas Corp. Senior Notes 1.88% due 07/18/2021*	200,000	193,813

Gold Mining — 0.4%
Barrick Gold Corp. Senior Notes 4.10% due 05/01/2023	4,428,000	4,814,821
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024	2,300,000	2,466,060

		7,280,881

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.50% due 06/14/2024	360,000	363,511
Aon PLC Company Guar. Notes 3.88% due 12/15/2025	173,000	177,805

		541,316

Insurance-Life/Health — 0.0%
Manulife Financial Corp. FRS Sub. Notes 4.06% due 02/24/2032	400,000	405,741

Investment Companies — 0.0%
China Southern Power Grid International Finance BVI Co., Ltd. Company Guar. Notes 3.50% due 05/08/2027*	360,000	357,798

Investment Management/Advisor Services — 0.1%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	125,000	130,296
UBS Group Funding Switzerland AG Company Guar. Notes 4.25% due 03/23/2028*	2,066,000	2,128,484

		2,258,780

Medical-Drugs — 0.3%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	5,381,000	5,275,931
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	507,000	488,193
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 4.10% due 10/01/2046	50,000	43,035

		5,807,159

Medical-Generic Drugs — 0.4%
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	1,736,000	1,770,043
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	1,789,000	1,820,785
Actavis Funding SCS Company Guar. Notes 3.85% due 06/15/2024	230,000	236,282
Actavis Funding SCS Company Guar. Notes 4.55% due 03/15/2035	1,935,000	1,948,578
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	630,000	635,918
Mylan NV Company Guar. Notes 3.95% due 06/15/2026	139,000	137,485
Mylan NV Company Guar. Notes 5.25% due 06/15/2046	96,000	98,569

		6,647,660

Metal-Diversified — 0.0%
Inco, Ltd. Senior Bonds 7.20% due 09/15/2032	100,000	104,750
Rio Tinto Finance USA PLC Company Guar. Notes 3.50% due 03/22/2022	67,000	69,863

		174,613

Metal-Iron — 0.0%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	153,000	167,198
Vale Overseas, Ltd. Company Guar. Bonds 6.88% due 11/21/2036	450,000	487,688

		654,886

Multimedia — 0.0%
Thomson Reuters Corp. Senior Notes 3.85% due 09/29/2024	360,000	370,602

Oil & Gas Drilling — 0.1%
Noble Holding International, Ltd. Company Guar. Notes 5.75% due 03/16/2018	57,000	57,641
Odebrecht Offshore Drilling Finance, Ltd. Senior Sec. Notes 6.75% due 10/01/2023*	2,728,770	1,064,220

		1,121,861

Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 1.75% due 01/15/2018	180,000	179,964
Canadian Natural Resources, Ltd. Senior Notes 3.90% due 02/01/2025	180,000	182,086
Canadian Natural Resources, Ltd. Senior Notes 6.45% due 06/30/2033	248,000	281,796
Encana Corp. Senior Notes 6.50% due 08/15/2034	100,000	113,576
Encana Corp. Senior Notes 7.20% due 11/01/2031	100,000	120,833
Sinopec Group Overseas Development 2012, Ltd. Company Guar. Notes 3.90% due 05/17/2022*	300,000	312,562

		1,190,817

Oil Companies-Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 3.12% due 05/04/2026	116,000	114,878
BP Capital Markets PLC Company Guar. Notes 3.22% due 04/14/2024	400,000	403,980
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	180,000	183,581
BP Capital Markets PLC Company Guar. Notes 3.59% due 04/14/2027	300,000	306,992
BP Capital Markets PLC Company Guar. Notes 3.81% due 02/10/2024	868,000	907,112
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022	300,000	295,343
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	297,000	334,916
Ecopetrol SA Senior Notes 4.13% due 01/16/2025	180,000	174,060

Ecopetrol SA Senior Notes 5.38% due 06/26/2026	193,000	197,825
Ecopetrol SA Senior Notes 5.88% due 09/18/2023	185,000	200,207
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	350,000	365,711
Petro-Canada Senior Notes 5.95% due 05/15/2035	200,000	235,450
Petro-Canada Senior Notes 6.05% due 05/15/2018	450,000	469,305
Petroleos Mexicanos Company Guar. Notes 4.25% due 01/15/2025	180,000	175,052
Petroleos Mexicanos Company Guar. Bonds 5.50% due 01/21/2021	700,000	742,000
Petroleos Mexicanos Company Guar. Notes 5.75% due 03/01/2018	500,000	515,085
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021	112,000	121,940
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027*	433,000	468,722
Petroleos Mexicanos Company Guar. Notes 6.88% due 08/04/2026	179,000	200,033
Shell International Finance BV Company Guar. Notes 2.38% due 08/21/2022	630,000	624,627
Shell International Finance BV Company Guar. Notes 2.88% due 05/10/2026	453,000	447,109
Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046	1,372,000	1,277,162
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	2,244,000	2,179,559
Shell International Finance BV Company Guar. Notes 4.13% due 05/11/2035	126,000	129,710
Shell International Finance BV Company Guar. Notes 6.38% due 12/15/2038	200,000	261,340
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	720,000	715,918
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	90,000	91,981
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	180,000	185,500
Total Capital International SA Company Guar. Notes 2.70% due 01/25/2023	200,000	199,992
Total Capital International SA Company Guar. Notes 2.75% due 06/19/2021	720,000	733,378

		13,258,468

Oil-Field Services — 0.0%
Schlumberger Investment SA Company Guar. Notes 3.30% due 09/14/2021*	540,000	560,628

Paper & Related Products — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT VRS Sec. Notes 0.00% due 04/28/2027*†(2)(5)	731,485	21,944
Pabrik Kertas Tjiwi Kimia Tbk PT FRS Sec. Notes 4.17% due 04/28/2018*(2)(5)	148,687	4,461
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 4.17% due 04/28/2027*(2)(5)	1,756,853	0
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 4.17% due 04/28/2018*†(2)(5)	240,759	0

		26,405

Pipelines — 0.2%
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	570,000	583,001
Enbridge, Inc. Senior Notes 4.25% due 12/01/2026	913,000	952,068
Enbridge, Inc. Senior Notes 5.50% due 12/01/2046	150,000	164,800
TransCanada PipeLines, Ltd. Senior Notes 1.88% due 01/12/2018	180,000	180,223
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	270,000	268,133
TransCanada PipeLines, Ltd. Senior Notes 3.75% due 10/16/2023	360,000	376,833
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	185,000	207,152

		2,732,210

Property Trust — 0.0%
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. Company Guar. Notes 3.40% due 09/30/2026*	263,000	257,753

Real Estate Investment Trusts — 0.0%
Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 3.50% due 02/12/2025*	400,000	402,015

Real Estate Operations & Development — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust Senior Notes 3.13% due 03/20/2022*	235,000	238,194
Ontario Teachers’ Cadillac Fairview Properties Trust Senior Notes 3.88% due 03/20/2027*	243,000	248,630

		486,824

Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Notes 3.60% due 01/19/2027*	450,000	453,671
France Telecom SA Senior Notes 9.00% due 03/01/2031	258,000	385,386
Telefonica Emisiones SAU Company Guar. Notes 4.10% due 03/08/2027	217,000	222,580
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	207,000	215,074

		1,276,711

Television — 0.1%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	2,200,000	2,332,220

Tobacco — 0.3%
Imperial Brands Finance PLC Company Guar. Notes 3.75% due 07/21/2022*	4,571,000	4,724,768

Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 4.50% due 01/15/2022	600,000	645,912
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	101,000	123,292

		769,204

Total Foreign Corporate Bonds & Notes (cost $138,190,195)		138,267,233

U.S. GOVERNMENT AGENCIES — 26.4%
Federal Home Loan Bank — 0.3%
3.50% due 11/01/2046	3,638,149	3,744,225
3.50% due 12/01/2046	2,246,887	2,312,398

		6,056,623

Federal Home Loan Mtg. Corp. — 5.9%
3.00% due 03/01/2043	1,540,726	1,548,077
3.00% due 04/01/2043	111,401	111,944
3.00% due 05/01/2043	181,787	182,832
3.00% due 10/01/2046	7,712,509	7,726,509
3.50% due 08/01/2026	53,445	55,966
3.50% due 02/01/2042	223,701	231,256
3.50% due 05/01/2042	59,776	61,740
3.50% due 07/01/2042	313,008	323,291
3.50% due 03/01/2043	167,366	172,864
3.50% due 09/01/2045	6,803,943	7,002,322
3.50% due 12/01/2045	3,816,386	3,927,658
4.00% due 07/01/2025	146,817	154,250
4.00% due 10/01/2040	200,208	211,627
4.00% due 11/01/2040	124,644	131,754
4.00% due 01/01/2041	1,197,354	1,265,600
4.00% due 04/01/2044	1,601,949	1,687,723
4.00% due 01/01/2046	1,304,774	1,388,537
4.50% due 07/01/2025	39,332	41,902
4.50% due 07/01/2040	885,987	956,338
4.50% due 03/01/2041	49,392	53,192
4.50% due 05/01/2041	126,867	136,886
4.50% due 05/01/2042	2,478,917	2,675,403
5.00% due 09/01/2019	40,023	41,406
5.00% due 11/01/2035	31,017	33,989
5.00% due 10/01/2036	52,945	58,130
5.00% due 12/01/2036	28,504	31,307
5.00% due 10/01/2037	10,155	11,136
5.00% due 08/01/2039	34,245	37,704
5.00% due 01/01/2040	48,732	53,816
5.00% due 04/01/2040	30,910	34,125
5.50% due 10/01/2017	5,857	5,894
5.50% due 08/01/2019	53,890	55,640
5.50% due 05/01/2036	11,673	12,998
5.50% due 12/01/2036	3,216	3,576
5.50% due 01/01/2038	38,627	43,396
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series KF-12, Class A
1.48% due 09/25/2022 FRS(1)	1,360,909	1,367,726

Series K712, Class A2
1.87% due 11/25/2019(1)	5,163,000	5,173,636
Series K708, Class A2
2.13% due 01/25/2019(1)	4,583,976	4,618,719
Series K705, Class A2
2.30% due 09/25/2018(1)	4,743,382	4,781,752
Series K706, Class A2
2.32% due 10/25/2018(1)	5,264,611	5,315,164
Series KJO2, Class A2
2.60% due 09/25/2020(1)	218,000	221,727
Series KSMC, Class A2
2.62% due 01/25/2023(1)	10,325,000	10,467,981
Series K055, Class A2
2.67% due 03/25/2026(1)	2,400,000	2,385,007
Series K703, Class A2
2.70% due 05/25/2018(1)	490,707	496,085
Series K720, Class A2
2.72% due 06/25/2022(1)	930,138	952,169
Series K054, Class A2
2.75% due 01/25/2026(1)	1,419,000	1,419,171
Series K718, Class A2
2.79% due 01/25/2022(1)	1,699,000	1,747,444
Series K044, Class A2
2.81% due 01/25/2025(1)	1,464,000	1,482,046
Series KJ09, Class A2
2.84% due 09/25/2022(1)	751,000	772,715
Series K715, Class A2
2.86% due 01/25/2021(1)	205,000	211,169
Series K714, Class A2
3.03% due 10/25/2020 VRS(1)	1,042,000	1,077,876
Series K033, Class A2
3.06% due 07/25/2023 VRS(1)	4,682,000	4,855,308
Series K030, Class A2
3.25% due 04/25/2023 VRS(1)	5,200,000	5,445,286
Series K060, Class A2
3.27% due 10/25/2026(1)	1,141,000	1,186,557
Series K029, Class A2
3.32% due 02/25/2023 VRS(1)	3,000,000	3,155,215
Series K047, Class A2
3.33% due 05/25/2025 VRS(1)	2,283,000	2,391,738
Series 2016-K59, Class B
3.58% due 11/25/2049 VRS*(1)	690,000	668,391
Series 2015-K44, Class B
3.81% due 01/25/2048 VRS*(1)	3,390,000	3,376,877
Series 2016-K722, Class B
3.84% due 07/25/2049 VRS*(1)	625,000	641,715
Series 2014-K40, Class C
4.21% due 11/25/2047 VRS*(1)	835,000	802,054
Series K007, Class A2
4.22% due 03/25/2020(1)	365,949	388,668
Federal Home Loan Mtg. Corp. REMIC
Series 3382, Class OA zero coupon due 11/15/2037(3)	1,057,393	972,318
Series 3582, Class MB zero coupon due 10/15/2039(3)	914,563	841,146
Series 4077, Class MF
1.49% due 07/15/2042 FRS(3)	519,451	521,260
Series 4371, Class GZ
2.00% due 05/15/2042(3)	1,259,683	1,011,561
Series 4374, Class NC
2.75% due 02/15/2046(3)	1,190,949	1,235,904
Series 2691, Class ZU
5.50% due 09/15/2033(3)	3,521,742	3,900,525
Federal Home Loan Mtg. Corp. STRIPS
Series 267, Class 30
3.00% due 08/15/2042(3)	2,123,392	2,109,071
Series 323, Class 300
3.00% due 01/15/2044(3)	803,270	808,564
Series 262, Class 35
3.50% due 07/15/2042(3)	3,517,723	3,642,331

		110,915,664

Federal National Mtg. Assoc. — 14.8%
1.28% due 11/01/2023 FRS	604,156	605,869
2.32% due 03/01/2023	3,666,601	3,663,105
2.35% due 01/01/2023	3,000,000	3,001,521
2.38% due 03/01/2023	7,626,258	7,641,922
2.41% due 05/01/2023	107,937	108,884
2.55% due 05/01/2023	111,439	113,243
2.70% due 04/01/2025	10,000,000	10,086,001
2.77% due 03/01/2022	497,293	511,171
2.81% due 06/01/2022	6,953,271	7,163,162
2.82% due 07/01/2022	3,078,540	3,174,049
2.83% due 05/01/2027	2,500,000	2,493,214
2.83% due 06/01/2027	2,000,000	1,993,103
2.84% due 04/01/2025	4,058,852	4,133,646
2.89% due 05/01/2027	3,941,497	3,897,340
2.90% due 06/25/2027(1)	1,527,000	1,515,186
2.92% due 02/01/2030	1,695,121	1,681,818
2.92% due 05/01/2030	2,000,000	1,927,223
2.93% due 01/01/2025	3,022,170	3,094,621
2.94% due 05/01/2030	1,680,000	1,652,086
2.96% due 06/01/2027	1,974,480	1,993,571
2.97% due 06/01/2030	2,000,000	1,979,879
3.00% due 03/01/2027	63,495	65,545
3.00% due 04/01/2027	391,110	403,773
3.00% due 04/01/2030	303,607	312,584
3.00% due 11/01/2030	172,298	177,392
3.00% due 12/01/2030	293,759	302,444
3.00% due 12/01/2031	1,660,054	1,709,201
3.00% due 05/01/2043	716,635	713,189
3.00% due 09/01/2046	1,610,795	1,614,400
3.00% due 11/01/2046	7,708,597	7,725,851
3.03% due 04/01/2030	2,000,000	1,983,828
3.04% due 12/01/2024	2,669,104	2,752,161
3.05% due 09/01/2024	5,684,143	5,864,848
3.07% due 09/01/2024	4,313,169	4,455,719
3.10% due 09/01/2025	3,300,000	3,374,371
3.12% due 06/01/2035	2,000,000	1,954,352
3.13% due 04/01/2030	5,000,000	5,013,279

3.13% due 06/01/2030	1,000,000	981,575
3.16% due 02/01/2032	2,840,000	2,890,731
3.20% due 06/01/2030	1,000,000	1,009,668
3.23% due 11/01/2020	4,687,381	4,870,885
3.30% due 10/01/2021	11,964,939	12,473,628
3.30% due 07/01/2030	1,005,000	1,023,274
3.48% due 11/01/2020	3,970,685	4,159,195
3.49% due 12/01/2020	3,981,998	4,162,066
3.50% due 11/01/2041	26,560	27,472
3.50% due 01/01/2042	360,626	372,988
3.50% due 04/01/2022	196,802	205,716
3.50% due 04/01/2043	147,716	152,530
3.50% due 07/01/2043	1,581,966	1,632,171
3.50% due 08/01/2043	751,532	776,434
3.50% due 03/01/2045	1,550,865	1,596,137
3.50% due 07/01/2046	2,214,619	2,286,106
3.50% due 12/01/2046	1,970,375	2,027,893
3.50% due 01/01/2047	4,772,041	4,911,346
3.76% due 12/01/2035	1,964,099	2,081,891
3.77% due 12/01/2025	1,500,000	1,612,038
3.84% due 05/01/2018	2,740,000	2,778,802
3.95% due 01/01/2027	143,954	152,875
3.99% due 07/01/2021	1,443,649	1,540,509
4.00% due 04/01/2020	719,592	746,466
4.00% due 01/01/2035	6,126,883	6,574,466
4.00% due 09/01/2040	3,728,801	3,939,639
4.00% due 11/01/2040	2,476,307	2,616,788
4.00% due 02/01/2041	287,469	303,988
4.00% due 06/01/2041	1,994,929	2,108,201
4.00% due 10/01/2041	1,740,098	1,839,300
4.00% due 11/01/2041	784,155	829,017
4.00% due 01/01/2042	5,673,992	5,996,560
4.00% due 04/01/2042	981,268	1,036,659
4.00% due 10/01/2042	1,086,095	1,147,755
4.00% due 12/01/2042	699,602	739,051
4.00% due 01/01/2043	3,533,237	3,741,890
4.00% due 05/01/2043	1,642,887	1,744,421
4.00% due 06/01/2043	1,211,810	1,281,123
4.00% due 07/01/2043	888,177	936,070
4.00% due 01/01/2044	1,616,667	1,716,593
4.00% due 04/01/2044	560,802	592,574
4.00% due 05/01/2044	630,806	666,290
4.08% due 01/01/2029	849,009	928,709
4.26% due 12/01/2019	288,628	304,054
4.30% due 06/01/2021	945,930	1,018,950
4.50% due 08/01/2018	77,774	79,823
4.50% due 05/01/2025	25,132	26,085
4.50% due 03/01/2034	118,227	127,786
4.50% due 01/01/2040	2,077,595	2,243,563
4.50% due 05/01/2040	45,078	48,835
4.50% due 10/01/2040	51,131	55,366
4.50% due 02/01/2041	944,235	1,019,603
4.50% due 04/01/2041	2,377,741	2,568,517
4.50% due 07/01/2042	1,191,609	1,286,169
4.50% due 11/01/2042	2,850,664	3,077,582
4.50% due 01/01/2043	1,983,444	2,142,340
4.50% due 04/01/2044	147,859	159,675
4.50% due 06/01/2044	4,465,752	4,820,681
5.00% due 03/01/2034	23,692	26,176
5.00% due 04/01/2034	37,101	40,741
5.00% due 05/01/2035	21,384	23,466
5.00% due 07/01/2035	55,054	61,002
5.00% due 08/01/2035	47,763	52,721
5.00% due 09/01/2035	17,853	19,801
5.00% due 10/01/2035	65,412	71,730
5.00% due 10/01/2039	31,508	34,928
5.00% due 11/01/2039	75,740	83,964
5.00% due 12/01/2039	79,757	88,537
5.00% due 02/01/2040	65,909	73,084
5.00% due 06/01/2040	52,040	57,595
5.00% due 03/01/2042	9,348,952	10,270,032
5.29% due 06/01/2018	188,104	192,685
5.50% due 11/01/2034	5,334	5,980
5.50% due 01/01/2036	209,325	234,371
5.50% due 11/01/2036	61,934	69,158
5.50% due 06/01/2037	206,323	230,137
5.50% due 08/01/2037	190,367	213,155
5.50% due 01/01/2038	35,754	39,825
5.50% due 12/01/2038	4,507,138	5,043,573
5.59% due 03/01/2038	2,474,078	2,754,787
6.00% due 02/01/2033	45,697	51,744
6.00% due 10/01/2035	21,242	24,132
6.00% due 01/01/2036	27,845	31,646
6.00% due 02/01/2037	20,347	23,039
6.00% due 03/01/2037	13,262	15,107
6.00% due 04/01/2037	17,346	19,793
6.00% due 06/01/2037	209,751	239,447
6.00% due 06/01/2038	78,733	89,961
6.00% due 10/01/2038	12,929	14,665
Federal National Mtg. Assoc. REMIC
Series 2008-11, Class DO zero coupon due 03/25/2038(3)	1,744,713	1,538,862
Series 2012-96, Class CB 1.50% due 04/25/2039(3)	1,363,985	1,320,684
Series 2015-M17, Class FA 1.91% due 11/25/2022 FRS(1)	1,592,064	1,598,682
Series 2017-M3, Class A2 2.57% due 12/25/2026 VRS(1)	1,850,000	1,791,702
Series 2015-M7, Class A2 2.59% due 12/25/2024(1)	3,280,000	3,258,469
Series 2017-M4, Class A2 2.60% due 12/25/2026 VRS(1)	2,403,000	2,351,646
Series 2015-M3, Class A2 2.72% due 10/25/2024(1)	15,000,000	15,092,969
Series 2015-N8, Class A2 2.90% due 01/25/2025 VRS(1)	2,000,000	2,029,976
Series 2016-38, Class NA 3.00% due 01/25/2046(3)	832,172	853,330
Series 2015-M10, Class A2 3.09% due 04/25/2027 VRS(1)	1,556,000	1,580,252
Series 2015-M2, Class A3 3.15% due 12/25/2024 VRS(1)	952,843	968,040
Series 2011-104, Class NY 4.00% due 03/25/2039(3)	1,672,619	1,764,830
Series 2010-45, Class A1 5.00% due 02/25/2021(3)(6)	1,903,285	72,344
Series 2005-93, Class PZ 5.50% due 10/25/2035(3)	1,325,521	1,584,364
Series 2010-47, Class MB 5.00% due 09/25/2039(3)	2,904,496	3,194,113
Series 2002-56, Class ZQ 6.00% due 09/25/2032(3)	747,077	851,192
Series 2005-109, Class GE 6.00% due 12/25/2035(3)	1,397,000	1,698,298
Series 2009-39, Class Z 6.00% due 06/25/2039(3)	2,952,304	3,525,262

		278,316,067

Government National Mtg. Assoc. — 4.6%
3.50% due 10/20/2033	1,240,399	1,298,152
3.50% due 11/15/2040	122,135	126,936
3.50% due 12/15/2041	150,421	156,889
3.50% due 02/15/2042	299,402	313,078

3.50% due 04/15/2042	44,315	46,337
4.00% due 12/20/2042	1,291,919	1,381,702
4.00% due 09/20/2044	609,939	648,095
4.25% due 01/20/2045	2,196,607	2,359,675
4.25% due 02/20/2045	2,247,617	2,414,738
4.25% due 04/20/2045	1,748,780	1,872,760
4.25% due 06/20/2045	1,067,578	1,142,345
4.50% due 04/15/2039	91,012	99,247
4.50% due 05/15/2039	54,753	59,820
4.50% due 09/15/2039	64,315	70,349
4.50% due 01/15/2040	325,402	350,469
4.50% due 02/15/2040	378,636	409,641
4.50% due 03/15/2040	158,744	170,263
4.50% due 04/15/2040	203,285	219,631
4.50% due 06/15/2040	253,897	276,407
4.50% due 07/15/2040	85,098	91,878
4.50% due 01/20/2041	149,272	161,053
4.50% due 06/20/2041	156,413	168,636
4.50% due 09/20/2041	2,364,893	2,551,758
4.50% due 07/20/2045	2,061,757	2,201,214
5.50% due 12/15/2036	87,015	97,976
5.50% due 04/15/2038	23,149	25,802
5.50% due 01/20/2042	75,297	83,152
6.00% due 12/15/2032	35,615	40,800
6.00% due 01/15/2039	37,978	43,057
Government National Mtg. Assoc. REMIC
Series 2010-157, Class OP
zero coupon due 12/20/2040(3)	352,850	292,773
Series 2015-H07, Class ES
1.12% due 02/20/2065 FRS(3)	3,010,773	3,004,432
Series 2015-H08, Class FC
1.26% due 03/20/2065 FRS(3)	7,932,791	7,916,277
Series 2015-H15, Class FJ
1.27% due 06/20/2065 FRS(3)	921,850	918,122
Series 2015-H16, Class FG
1.27% due 07/20/2065 FRS(3)	1,758,389	1,751,536
Series 2015-H16, Class FL
1.27% due 07/20/2065 FRS(3)	3,400,292	3,386,076
Series 2011-H06, Class FA
1.28% due 02/20/2061 FRS(3)	1,619,381	1,615,207
Series 2015-H05, Class FC
1.31% due 02/20/2065 FRS(3)	4,305,674	4,296,623
Series 2015-H06, Class FA
1.31% due 02/20/2065 FRS(3)	3,823,581	3,816,646
Series 2015-H10, Class FC
1.31% due 04/20/2065 FRS(3)	4,510,465	4,500,782
Series 2015-H12, Class FA
1.31% due 05/20/2065 FRS(3)	2,652,998	2,647,485
Series 2013-H18, Class EA
1.33% due 07/20/2063 FRS(3)	2,503,495	2,500,978
Series 2015-H23, Class FB
1.35% due 09/20/2065 FRS(3)	1,409,668	1,409,420
Series 2015-H26, Class FG
1.35% due 10/20/2065 FRS(3)	976,754	976,593
Series 2012-H08, Class FB
1.43% due 03/20/2062 FRS(3)	2,140,740	2,145,129
Series 2014-H09, Class TA
1.43% due 04/20/2064 FRS(3)	1,163,462	1,166,412
Series 2015-H29, Class FL
1.43% due 11/20/2065 FRS(3)	3,518,425	3,531,852
Series 2015-H30, Class FE
1.43% due 11/20/2065 FRS(3)	3,777,880	3,792,791
Series 2015-H32, Class FH
1.49% due 12/20/2065 FRS(3)	1,116,887	1,124,667
Series 2016-H26, Class FC
1.83% due 12/20/2066 FRS(3)	666,528	677,719
Series 2014-168, Class VB
3.45% due 06/16/2047 VRS(1)	911,046	946,013
Series 2005-55, Class Z
4.75% due 07/20/2035(3)	5,028,134	5,468,909
Series 2009-92, Class ZC
5.00% due 10/20/2039(3)	2,572,353	2,903,061
Series 2010-105, Class B
5.00% due 08/20/2040(3)	2,000,000	2,227,249
Series 2015-137, Class WA
5.47% due 01/20/2038 VRS(3)	75,110	84,309
Series 2009-33, Class DB
5.50% due 05/20/2039(3)	1,303,791	1,373,734
Series 2015-137, Class W
5.57% due 10/20/2040 VRS(3)	3,145,829	3,518,559

		86,875,214

Small Business Administration — 0.6%
Series 2013-20D, Class 1
2.08% due 04/01/2033	1,330,932	1,300,160
Series 2012-20H, Class 1
2.37% due 08/01/2032	887,589	882,978
Series 2013-20F, Class 1
2.45% due 06/01/2033	2,026,099	2,013,810
Series 2013-20G, Class 1
3.15% due 07/01/2033	2,659,878	2,742,915
Series 2013-20H, Class 1
3.16% due 08/01/2033	2,578,186	2,659,333
Series 2013-20I, Class 1
3.62% due 09/01/2033	1,235,276	1,301,322

		10,900,518

Resolution Funding Corp. — 0.2%
Resolution Funding Corp. STRIPS
zero coupon due 10/15/2019	1,350,000	1,300,523
zero coupon due 07/15/2020	1,350,000	1,277,290
zero coupon due 01/15/2030	1,000,000	679,125

		3,256,938

Tennessee Valley Authority. — 0.0%
4.25% due 09/15/2065	645,000	697,282

Total U.S. Government Agencies (cost $501,135,530)		497,018,306

U.S. GOVERNMENT TREASURIES — 20.4%
United States Treasury Bonds — 11.0%
zero coupon due 02/15/2018 STRIPS	710,000	703,665
zero coupon due 05/15/2019 STRIPS	5,940,000	5,779,097

zero coupon due 08/15/2019 STRIPS	3,300,000	3,197,304
zero coupon due 11/15/2019 STRIPS	5,040,000	4,860,853
zero coupon due 02/15/2020 STRIPS	1,770,000	1,700,064
zero coupon due 05/15/2020 STRIPS	8,820,000	8,423,497
zero coupon due 08/15/2020 STRIPS	4,350,000	4,128,389
zero coupon due 02/15/2021 STRIPS	7,740,000	7,254,594
zero coupon due 05/15/2021 STRIPS	11,790,000	10,980,145
zero coupon due 08/15/2021 STRIPS	2,430,000	2,247,677
zero coupon due 11/15/2021 STRIPS	60,000	55,166
zero coupon due 02/15/2022 STRIPS	2,070,000	1,889,370
zero coupon due 05/15/2022 STRIPS	3,980,000	3,609,171
zero coupon due 08/15/2022 STRIPS	4,500,000	4,049,276
zero coupon due 11/15/2022 STRIPS	7,260,000	6,487,863
zero coupon due 02/15/2023 STRIPS	7,735,000	6,859,584
zero coupon due 05/15/2023 STRIPS	9,720,000	8,570,785
zero coupon due 08/15/2023 STRIPS	2,345,000	2,051,701
zero coupon due 05/15/2024 STRIPS	90,000	77,120
zero coupon due 11/15/2024 STRIPS	710,000	599,842
zero coupon due 02/15/2025 STRIPS	800,000	671,724
zero coupon due 08/15/2026 STRIPS	90,000	71,977
zero coupon due 11/15/2026 STRIPS	3,240,000	2,570,192
zero coupon due 02/15/2027 STRIPS	5,490,000	4,319,439
zero coupon due 05/15/2027 STRIPS	2,430,000	1,899,067
zero coupon due 08/15/2027 STRIPS	1,170,000	906,246
zero coupon due 11/15/2027 STRIPS	1,620,000	1,247,510
zero coupon due 02/15/2028 STRIPS	1,800,000	1,376,152
zero coupon due 05/15/2028 STRIPS	2,970,000	2,249,918
zero coupon due 08/15/2028 STRIPS	1,440,000	1,083,158
zero coupon due 11/15/2028 STRIPS	1,260,000	939,663
zero coupon due 02/15/2029 STRIPS	1,800,000	1,329,647
zero coupon due 05/15/2029 STRIPS	1,260,000	925,331
zero coupon due 08/15/2029 STRIPS	2,070,000	1,509,355
zero coupon due 11/15/2029 STRIPS	4,210,000	3,045,421
zero coupon due 02/15/2030 STRIPS	3,330,000	2,391,083
zero coupon due 05/15/2030 STRIPS	2,700,000	1,926,061
zero coupon due 08/15/2030 STRIPS	2,660,000	1,877,609
zero coupon due 11/15/2030 STRIPS	810,000	567,419
zero coupon due 02/15/2031 STRIPS	1,260,000	876,375
zero coupon due 05/15/2031 STRIPS	2,520,000	1,734,806
zero coupon due 11/15/2031 STRIPS	2,440,000	1,652,668
zero coupon due 02/15/2032 STRIPS	2,490,000	1,672,471
zero coupon due 05/15/2032 STRIPS	5,010,000	3,333,148
zero coupon due 08/15/2032 STRIPS	2,800,000	1,848,834
zero coupon due 11/15/2032 STRIPS	2,770,000	1,812,115
zero coupon due 02/15/2033 STRIPS	490,000	318,270
zero coupon due 05/15/2033 STRIPS	2,200,000	1,415,933
zero coupon due 08/15/2033 STRIPS	630,000	401,900
zero coupon due 11/15/2033 STRIPS	5,725,000	3,625,265
zero coupon due 02/15/2034 STRIPS	1,765,000	1,105,506
zero coupon due 05/15/2034 STRIPS	7,360,000	4,562,567
zero coupon due 08/15/2034 STRIPS	540,000	332,399
zero coupon due 11/15/2034 STRIPS	630,000	384,044
zero coupon due 02/15/2035 STRIPS	540,000	326,544
zero coupon due 05/15/2035 STRIPS	990,000	592,928
2.38% due 01/15/2025 TIPS(7)	1,511,886	1,746,576
2.50% due 01/15/2029 TIPS(7)	4,322,445	5,317,035
2.75% due 08/15/2042	1,300,000	1,255,770
2.88% due 05/15/2043	19,500,000	19,244,063
2.88% due 11/15/2046	2,623,000	2,578,123
3.13% due 11/15/2041	1,275,000	1,322,016
3.13% due 02/15/2043	450,000	465,082
3.50% due 02/15/2039	3,110,000	3,468,620
3.88% due 08/15/2040	2,200,000	2,575,547
4.25% due 05/15/2039	270,000	333,935

4.25% due 11/15/2040	400,000	494,453
4.38% due 02/15/2038	1,649,000	2,083,215
4.38% due 11/15/2039	2,200,000	2,765,382
4.38% due 05/15/2040	1,700,000	2,137,286
4.38% due 05/15/2041	1,400,000	1,764,820
4.50% due 02/15/2036	9,284,000	11,907,816
4.50% due 05/15/2038	450,000	577,810
4.50% due 08/15/2039	2,250,000	2,876,220
5.00% due 05/15/2037	2,000,000	2,722,110
5.25% due 11/15/2028	90,000	116,058

		206,179,845

United States Treasury Notes — 9.4%
0.13% due 04/15/2019 TIPS(7)	748,447	755,378
0.13% due 01/15/2022 TIPS(7)	4,175,578	4,211,952
0.75% due 01/31/2018	24,980,000	24,919,498
0.88% due 07/31/2019	395,000	391,204
1.00% due 06/30/2019	775,000	769,975
1.25% due 10/31/2018	2,000,000	2,001,172
1.38% due 01/15/2020 TIPS(7)	2,050,030	2,149,444
1.50% due 08/31/2018	1,260,000	1,264,971
1.63% due 06/30/2019	34,633,000	34,868,400
1.63% due 12/31/2019	10,000,000	10,061,330
1.75% due 09/30/2022	500,000	496,035
1.75% due 05/15/2023	500,000	492,871
2.00% due 02/28/2021	540,000	547,109
2.00% due 10/31/2021	9,500,000	9,591,656
2.00% due 07/31/2022	3,450,000	3,471,697
2.00% due 11/15/2026	5,860,000	5,717,620
2.13% due 06/30/2022	1,000,000	1,013,047
2.50% due 08/15/2023	2,000,000	2,056,094
2.63% due 08/15/2020	12,000,000	12,418,596
2.63% due 11/15/2020	270,000	279,503
2.75% due 02/15/2019	56,202,000	57,694,837
2.75% due 11/15/2023	600,000	625,758
3.13% due 05/15/2019	1,980,000	2,052,858

		177,851,005

Total U.S. Government Treasuries (cost $390,639,072)		384,030,850

MUNICIPAL BONDS & NOTES — 0.4%
Ohio State University Revenue Bonds 4.05% due 12/01/2056	244,000	240,179
School District of Philadelphia General Obligation Bonds 6.62% due 06/01/2030	1,250,000	1,510,813
School District of Philadelphia General Obligation Bonds 6.77% due 06/01/2040	845,000	1,050,766
State of California General Obligation Bonds 7.30% due 10/01/2039	360,000	510,368
State of California General Obligation Bonds 7.60% due 11/01/2040	2,700,000	4,055,076

Total Municipal Bonds & Notes (cost $7,342,004)		7,367,202

FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 8.05% due 07/07/2024	360,000	472,908

Regional Authority — 0.0%
Province of Quebec Notes 7.13% due 02/09/2024	540,000	677,574

Sovereign — 0.3%
Israel Government USAID Series 1 Government Guar. Notes zero coupon due 11/01/2024	380,000	312,298
Israel Government USAID Series 2 Government Guar. Notes zero coupon due 11/01/2024	1,350,000	1,109,478
Republic of Colombia Senior Notes 4.00% due 02/26/2024	200,000	206,700
Republic of Colombia Senior Notes 4.50% due 01/28/2026	314,000	334,410
Republic of Colombia Senior Notes 7.38% due 09/18/2037	100,000	128,600
Republic of Panama Senior Notes 3.75% due 03/16/2025	200,000	206,000
Republic of Peru Senior Notes 5.63% due 11/18/2050	54,000	65,475
United Mexican States Senior Notes 3.50% due 01/21/2021	1,260,000	1,309,140
United Mexican States Senior Notes 4.13% due 01/21/2026	200,000	207,300
United Mexican States Senior Bonds 4.75% due 03/08/2044	1,080,000	1,065,420

		4,944,821

Total Foreign Government Obligations (cost $6,193,848)		6,095,303

LOANS — 0.1%
Finance-Other Services — 0.1%
Lila Mexican Holdings LLC FRS BTL-B 4.98% due 08/11/2022(2)(5)(8)(9)(11) (cost $1,088,444)	1,112,744	1,092,418

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.6%
Banks-Commercial — 0.1%
BPCE SA FRS 12.50% due 09/30/2019*(12)	1,600,000	1,928,000

Macquarie Bank, Ltd. VRS 6.13% due 03/08/2027*(12)	464,000	472,352

		2,400,352

Bank of America Corp. FRS Series AA 6.10% due 03/17/2025(12)	2,078,000	2,226,057
Bank of America Corp. FRS Series Z 6.50% due 10/23/2024(12)	2,200,000	2,444,750
Royal Bank of Scotland Group PLC VRS 7.50% due 08/10/2020(12)	1,852,000	1,917,978
Royal Bank of Scotland Group PLC VRS 8.00% due 08/10/2025(12)	531,000	550,913

		7,139,698

Insurance-Life/Health — 0.0%
Dai-ichi Life Insurance Co., Ltd. FRS 4.00% due 07/24/2026*(12)	316,000	309,016

Pipelines — 0.1%
Enbridge, Inc. FRS Series 16-A 6.00% due 01/15/2077(12)	1,711,000	1,745,220

Total Preferred Securities/Capital Securities (cost $11,116,650)		11,594,286

WARRANTS — 0.0%
Banks-Commercial — 0.0%
Central Bank of Nigeria VRS Expires 11/15/2020 (strike price $250.00)†(2)(5) (cost $0)	250	0

Total Long-Term Investment Securities (cost $1,814,741,234)		1,807,931,448

SHORT-TERM INVESTMENT SECURITIES — 2.5%
Commercial Paper — 2.0%
General Electric Co. 0.82% due 05/01/2017	37,372,000	37,372,000

Registered Investment Companies — 0.4%
State Street Institutional Liquid Reserves Fund Trust Class 0.86%(13)	7,900,996	7,901,786

U.S. Government Agencies — 0.1%
Federal Home Loan Bank Disc. Notes 0.69% due 05/01/2017	1,443,000	1,443,000

Total Short-Term Investment Securities (cost $46,716,786)		46,716,786

TOTAL INVESTMENTS (cost $1,861,458,020)(10)	98.5%	1,854,648,234
Other assets less liabilities	1.5	28,157,921

NET ASSETS	100.0%	$1,882,806,155

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2017, the aggregate value of these securities was $312,477,850 representing 16.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security

(1)	Commercial Mortgage Backed Security

(2)	Illiquid security. At April 30, 2017, the aggregate value of these securities was $41,890,859 representing 2.2% of net assets.

(3)	Collateralized Mortgage Obligation

(4)	Collateralized Loan Obligation

(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).

(6)	Interest Only

(7)	Principal amount of security is adjusted for inflation.

(8)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(9)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(10)	See Note 3 for cost of investments on a tax basis.

(11)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

(12)	Perpetual maturity—maturity date reflects the next call date.

(13)	The rate shown is the 7-day yield as of April 30, 2017.

BTL — Bank Term Loan

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal Securities

TIPS — Treasury Inflation Protected Securities

ULC — Unlimited Liability Corp.

USAID — United States Agency for International Development

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates as of April 30, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2017	Unrealized Appreciation (Depreciation)
100	Long	U.S. Treasury 2 Year Notes	June 2017	$21,642,542	$21,660,938	$18,396
300	Long	U.S. Treasury 5 Year Notes	June 2017	35,392,738	35,521,875	129,137
40	Long	U.S. Treasury Long Bonds	June 2017	6,017,920	6,118,750	100,830
50	Long	U.S. Treasury Ultra Bonds	June 2017	8,126,936	8,146,875	19,939

						$268,302

The following is a summary of the inputs used to value the Portfolio’s net assets as of May 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$261,669,255	$6,393,914	$268,063,169
U.S. Corporate Bonds & Notes:
Transport-Rail	—	3,092,817	355,588	3,448,405
Other Industries	—	490,954,276	—	490,954,276
Foreign Corporate Bonds & Notes:
Paper & Related Products	—	—	26,405	26,405
Other Industries	—	138,240,828	—	138,240,828
U.S. Government Agencies	—	497,018,306	—	497,018,306
U.S. Government Treasuries	—	384,030,850	—	384,030,850
Municipal Bonds & Notes	—	7,367,202	—	7,367,202
Foreign Government Obligations	—	6,095,303	—	6,095,303
Loans	—	—	1,092,418	1,092,418
Preferred Securities/Capital Securities	—	11,594,286	—	11,594,286
Warrants	—	—	0	0
Short-Term Investment Securities:
Commerical Paper	—	37,372,000	—	37,372,000
Registered Investment Companies	7,901,786	—	—	7,901,786
U.S. Government Agencies	—	1,443,000	—	1,443,000

Total Investments at Value	$7,901,786	$1,838,878,123	$7,868,325	$1,854,648,234

Other Financial Instruments:+
Futures Contracts	$268,302	$—	$—	$268,302

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Warrants
Balance as of 01/31/2017	$2,205,550	$19,550,956	$26,405	$1,254,120	$0
Accrued discounts	—	—	—	—	—
Accrued premiums	—	—	—	1,202	—
Realized gain	27	—	—	3,522	—
Realized loss	—	—	—	—	—
Change in unrealized appreciation(1)	4,068	269,045	—	—	—
Change in unrealized depreciation(1)	(9,609)	—	—	(2,452)	—
Net purchases	4,082,578	—	—	—	—
Net sales	(972,682)	(19,064,152)	—	(163,974)	—
Transfers into Level 3	2,308,642	355,587	—	—	—
Transfers out of Level 3	(1,224,660)	(755,848)	—	—	—

Balance as of 04/30/2017	$6,393,914	$355,588	$26,405	$1,092,418	$0

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at April 30, 2017 includes:

Asset Backed Securities	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Warrants
$2,693	$—	$—	$(2,452)	$—

Any difference between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at April 30, 2017.

At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 31.7%
Aerospace/Defense — 0.2%
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/2019	$400,000	$422,971

Aerospace/Defense-Equipment — 0.4%
United Technologies Corp. Senior Notes 5.40% due 05/01/2035	1,000,000	1,174,018

Airlines — 0.4%
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class AA 3.10% due 01/07/2030	1,150,000	1,135,625

Applications Software — 0.4%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	1,036,000	987,843

Auto-Cars/Light Trucks — 0.3%
American Honda Finance Corp. Senior Notes 1.50% due 03/13/2018	500,000	500,503
Toyota Motor Credit Corp. Senior Notes 1.20% due 04/06/2018	300,000	299,603

		800,106

Auto/Truck Parts & Equipment-Original — 1.4%
BorgWarner, Inc. Senior Notes 4.38% due 03/15/2045	1,900,000	1,864,690
Delphi Corp. Company Guar. Bonds 4.15% due 03/15/2024	1,903,000	2,005,690

		3,870,380

Banks-Commercial — 0.2%
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	659,000	676,023

Banks-Fiduciary — 0.7%
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	928,000	927,946
State Street Corp. Senior Notes 3.55% due 08/18/2025	844,000	875,727

		1,803,673

Banks-Super Regional — 0.6%
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	500,000	485,097
Wells Fargo & Co. Senior Notes 3.90% due 05/01/2045	1,311,000	1,266,992

		1,752,089

Beverages-Non-alcoholic — 0.3%
Pepsi Bottling Group, Inc. Company Guar. Notes 7.00% due 03/01/2029	644,000	878,623

Brewery — 0.4%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	973,000	1,062,957

Cable/Satellite TV — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	500,000	531,012
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	600,000	667,540

		1,198,552

Commercial Services-Finance — 0.4%
Moody’s Corp. Senior Notes 4.88% due 02/15/2024	1,031,000	1,133,139

Computer Services — 0.4%
Hewlett Packard Enterprise Co. Senior Notes 2.85% due 10/05/2018	500,000	505,784
International Business Machines Corp. Senior Notes 7.00% due 10/30/2025	400,000	518,605

		1,024,389

Diagnostic Equipment — 0.7%
Abbott Laboratories Senior Notes 2.95% due 03/15/2025	1,000,000	958,082
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	876,000	940,635

		1,898,717

Diversified Banking Institutions — 2.2%
Bank of America Corp. FRS Senior Notes 4.44% due 01/20/2048	1,084,000	1,103,889
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	1,032,000	1,075,960
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	250,000	257,340
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	400,000	433,066
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	200,000	249,387
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/2038	999,000	1,300,267
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	500,000	519,012

Morgan Stanley Senior Notes 7.30% due 05/13/2019	1,100,000	1,212,963

		6,151,884

E-Commerce/Products — 0.4%
eBay, Inc. Senior Notes 3.45% due 08/01/2024	1,073,000	1,081,355

Electric-Integrated — 3.5%
Exelon Generation Co. LLC Senior Notes 6.25% due 10/01/2039	200,000	208,321
FirstEnergy Corp. Senior Notes 2.75% due 03/15/2018	270,000	271,674
Georgia Power Co. Senior Notes 5.40% due 06/01/2018	500,000	519,155
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	1,786,000	1,859,224
Progress Energy, Inc. Senior Notes 4.40% due 01/15/2021	800,000	849,414
PSEG Power LLC Company Guar. Notes 3.00% due 06/15/2021	1,750,000	1,769,885
Puget Energy, Inc. Senior Notes 5.63% due 07/15/2022	1,912,000	2,125,477
SCANA Corp. Senior Notes 4.75% due 05/15/2021	1,970,000	2,059,424

		9,662,574

Engines-Internal Combustion — 0.6%
Cummins, Inc. Senior Bonds 4.88% due 10/01/2043	1,400,000	1,566,722

Enterprise Software/Service — 0.4%
CA, Inc. Senior Notes 3.60% due 08/15/2022	1,000,000	1,026,161

Finance-Credit Card — 0.3%
Visa, Inc. Senior Notes 4.30% due 12/14/2045	829,000	887,260

Finance-Leasing Companies — 0.2%
Air Lease Corp. Senior Notes 3.88% due 04/01/2021	449,000	468,709

Finance-Other Services — 0.7%
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	680,000	685,229
Intercontinental Exchange, Inc. Company Guar. Notes 3.75% due 12/01/2025	1,143,000	1,189,632

		1,874,861

Gas-Distribution — 0.5%
AGL Capital Corp. Company Guar. Notes 5.88% due 03/15/2041	1,165,000	1,377,357

Hotels/Motels — 0.3%
Wyndham Worldwide Corp. Senior Notes 5.63% due 03/01/2021	869,000	956,869

Instruments-Controls — 0.2%
Honeywell International, Inc. Senior Notes 1.40% due 10/30/2019	500,000	496,379

Insurance-Multi-line — 0.5%
MetLife, Inc. Senior Notes 3.60% due 04/10/2024	1,345,000	1,401,832

Insurance-Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 3.13% due 03/15/2026	397,000	400,396

Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc. Senior Notes 3.70% due 10/15/2024	1,176,000	1,221,541

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc. Senior Notes 3.90% due 05/27/2021	600,000	638,587

Medical Instruments — 0.3%
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	864,000	939,857

Medical Labs & Testing Services — 0.4%
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	1,030,000	1,031,763

Medical Products — 0.3%
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	771,000	775,417

Medical-Biomedical/Gene — 0.1%
Life Technologies Corp. Senior Notes 6.00% due 03/01/2020	300,000	328,790

Medical-Drugs — 0.4%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	400,000	403,405

Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	800,000	833,402

		1,236,807

Medical-HMO — 0.7%
Aetna, Inc. Senior Notes 4.13% due 06/01/2021	1,800,000	1,914,556

Multimedia — 1.2%
Historic TW, Inc. Company Guar. Notes 9.15% due 02/01/2023	2,500,000	3,209,105

Networking Products — 0.2%
Cisco Systems, Inc. Senior Bonds 2.20% due 09/20/2023	500,000	489,465

Oil & Gas Drilling — 0.2%
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	500,000	505,000

Oil Companies-Exploration & Production — 0.6%
Anadarko Petroleum Corp. Senior Notes 8.70% due 03/15/2019	200,000	223,579
Cimarex Energy Co. Company Guar. Notes 5.88% due 05/01/2022	600,000	618,750
Devon Energy Corp. Senior Notes 7.95% due 04/15/2032	200,000	261,512
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	200,000	260,523
Noble Energy, Inc. Senior Notes 5.63% due 05/01/2021	300,000	308,250

		1,672,614

Oil Companies-Integrated — 1.3%
Chevron Corp. Senior Bonds 2.95% due 05/16/2026	3,193,000	3,183,753
ConocoPhillips Company Guar. Notes 5.20% due 05/15/2018	200,000	207,327
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	200,000	232,085

		3,623,165

Oil Field Machinery & Equipment — 0.2%
National Oilwell Varco, Inc. Senior Notes 2.60% due 12/01/2022	500,000	483,287

Oil Refining & Marketing — 0.4%
HollyFrontier Corp. Senior Notes 5.88% due 04/01/2026	250,000	266,560
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	500,000	565,020
Valero Energy Corp. Company Guar. Notes 7.50% due 04/15/2032	200,000	256,301

		1,087,881

Oil-Field Services — 0.3%
Halliburton Co. Senior Notes 7.45% due 09/15/2039	500,000	675,195
Oceaneering International, Inc. Senior Notes 4.65% due 11/15/2024	250,000	253,366

		928,561

Pharmacy Services — 0.4%
Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	1,122,000	1,166,072

Pipelines — 2.4%
Energy Transfer Partners LP Senior Notes 4.65% due 06/01/2021	2,000,000	2,117,796
Kinder Morgan Energy Partners LP Company Guar. Notes 7.30% due 08/15/2033	300,000	356,761
MPLX LP Senior Notes 5.50% due 02/15/2023	550,000	569,937
Phillips 66 Partners LP Senior Notes 3.61% due 02/15/2025	2,101,000	2,085,066
Regency Energy Partners LP Company Guar. Notes 6.50% due 07/15/2021	300,000	309,000
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.75% due 05/15/2024	250,000	276,350
TC PipeLines LP Senior Notes 4.65% due 06/15/2021	1,026,000	1,085,026

		6,799,936

Real Estate Investment Trusts — 1.1%
American Tower Corp. Senior Notes 5.00% due 02/15/2024	1,261,000	1,381,122
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	1,180,000	1,248,335
Simon Property Group LP Senior Notes 3.38% due 10/01/2024	508,000	514,538

		3,143,995

Retail-Building Products — 0.3%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	979,000	868,214

Retail-Discount — 1.3%
Dollar General Corp. Senior Notes 4.15% due 11/01/2025	1,154,000	1,202,762
Target Corp. Senior Notes 6.50% due 10/15/2037	840,000	1,104,961
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/2041	1,050,000	1,309,214

		3,616,937

Retail-Drug Store — 0.8%
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	872,000	974,516
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	1,391,000	1,368,215

		2,342,731

Telephone-Integrated — 0.9%
AT&T, Inc. Senior Notes 6.00% due 08/15/2040	864,000	952,385
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	902,000	1,038,546
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	500,000	597,443

		2,588,374

Transport-Services — 0.2%
United Parcel Service, Inc. Senior Notes 5.13% due 04/01/2019	500,000	532,614

Total U.S. Corporate Bonds & Notes (cost $88,168,893)		88,316,733

FOREIGN CORPORATE BONDS & NOTES — 3.8%
Banks-Commercial — 1.1%
Intesa Sanpaolo SpA Company Guar. Notes 3.88% due 01/15/2019	500,000	511,107
Rabobank Nederland NY Senior Bonds 3.38% due 05/21/2025	1,264,000	1,291,969
Royal Bank of Canada Senior Notes 2.15% due 03/15/2019	500,000	502,899
Santander UK Group Holdings PLC Senior Notes 3.13% due 01/08/2021	837,000	843,206

		3,149,181

Banks-Money Center — 0.4%
Lloyds Bank PLC Company Guar. Notes 3.50% due 05/14/2025	1,101,000	1,136,905

Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 4.63% due 07/15/2018	200,000	206,289

Diversified Banking Institutions — 1.1%
Barclays PLC Sub. Notes 5.20% due 05/12/2026	1,000,000	1,038,211
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Bonds 2.75% due 03/26/2020	550,000	553,255
Deutsche Bank AG Senior Notes 2.50% due 02/13/2019	500,000	501,055
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/2037	793,000	985,793

		3,078,314

Finance-Leasing Companies — 0.4%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust Company Guar. Notes 4.50% due 05/15/2021	995,000	1,051,742

Medical-Generic Drugs — 0.2%
Actavis Funding SCS Company Guar. Notes 3.85% due 06/15/2024	250,000	256,828
Mylan NV Company Guar. Notes 3.75% due 12/15/2020	250,000	258,177

		515,005

Oil Companies-Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 1.38% due 05/10/2018	520,000	519,049
Shell International Finance BV Company Guar. Notes 1.90% due 08/10/2018	800,000	803,912

		1,322,961

Telephone-Integrated — 0.1%
Orange SA Senior Notes 2.75% due 02/06/2019	200,000	202,409

Total Foreign Corporate Bonds & Notes (cost $10,619,520)		10,662,806

U.S. GOVERNMENT AGENCIES — 7.3%
Federal Farm Credit Bank — 0.2%
1.50% due 12/19/2019	550,000	549,665

Federal Home Loan Bank — 2.0%
0.88% due 08/05/2019	515,000	508,882
1.13% due 06/21/2019	790,000	785,803

1.25% due 01/16/2019	590,000	589,351
1.25% due 01/17/2019	320,000	319,644
1.38% due 03/09/2018	1,275,000	1,278,513
1.50% due 03/08/2019	770,000	772,328
1.63% due 06/14/2019	590,000	592,486
1.88% due 03/08/2019	645,000	651,124

		5,498,131

Federal Home Loan Mtg. Corp. — 0.5%
zero coupon due 12/14/2029	2,200,000	1,485,086

Federal National Mtg. Assoc. — 4.6%
1.00% due 10/24/2019	13,000,000	12,859,314

Total U.S. Government Agencies (cost $20,372,299)		20,392,196

U.S. GOVERNMENT TREASURIES — 52.1%
United States Treasury Bonds — 11.6%
2.25% due 08/15/2046	452,000	388,014
2.38% due 12/31/2020	1,503,000	1,543,569
2.50% due 02/15/2045	1,006,000	916,718
2.50% due 02/15/2046	692,000	628,936
2.50% due 05/15/2046	652,000	592,148
2.88% due 05/15/2043	1,589,000	1,568,144
2.88% due 08/15/2045	1,027,000	1,009,589
2.88% due 11/15/2046	744,000	731,271
3.00% due 11/15/2044	1,275,000	1,286,504
3.00% due 05/15/2045	1,150,000	1,159,254
3.00% due 11/15/2045	1,037,000	1,044,616
3.13% due 02/15/2043	1,428,000	1,475,861
3.13% due 08/15/2044	1,351,000	1,396,227
3.38% due 05/15/2044	1,498,000	1,620,063
3.63% due 08/15/2043	1,535,000	1,730,533
3.63% due 02/15/2044	1,567,000	1,768,690
3.75% due 11/15/2043	1,685,000	1,941,304
4.50% due 02/15/2036	2,868,000	3,678,546
4.63% due 02/15/2040	2,015,000	2,620,050
4.75% due 02/15/2041	1,751,000	2,321,511
5.38% due 02/15/2031	2,000,000	2,697,500

		32,119,048

United States Treasury Notes — 40.5%
1.00% due 11/15/2019	738,000	731,225
1.00% due 11/30/2019	1,695,000	1,679,308
1.13% due 12/31/2019	2,377,000	2,360,844
1.13% due 03/31/2020	3,607,000	3,574,735
1.13% due 04/30/2020	3,967,000	3,927,639
1.13% due 02/28/2021	1,250,000	1,225,341
1.25% due 01/31/2020	3,108,000	3,094,281
1.25% due 02/29/2020	2,875,000	2,860,849
1.25% due 03/31/2021	732,000	720,276
1.38% due 12/15/2019	1,583,000	1,582,568
1.38% due 01/15/2020	2,607,000	2,605,066
1.38% due 01/31/2020	2,911,000	2,908,499
1.38% due 02/15/2020	1,993,000	1,990,508
1.38% due 02/29/2020	2,818,000	2,813,266
1.38% due 03/31/2020	3,305,000	3,297,901
1.38% due 04/30/2020	3,564,000	3,554,256
1.38% due 05/31/2020	3,659,000	3,646,567
1.38% due 08/31/2020	3,408,000	3,388,697
1.38% due 09/30/2020	3,243,000	3,222,099
1.38% due 10/31/2020	3,049,000	3,026,727
1.38% due 01/31/2021	1,868,000	1,849,684
1.38% due 04/30/2021	198,000	195,610
1.38% due 09/30/2023	143,000	137,252
1.50% due 11/30/2019	1,012,000	1,015,281
1.50% due 05/31/2020	3,646,000	3,646,853
1.50% due 08/15/2026	1,181,000	1,104,419
1.63% due 12/31/2019	1,979,000	1,991,137
1.63% due 06/30/2020	3,585,000	3,597,884
1.63% due 07/31/2020	3,619,000	3,630,168
1.63% due 11/30/2020	2,465,000	2,466,733
1.63% due 10/31/2023	265,000	258,220
1.63% due 02/15/2026	1,186,000	1,126,098
1.63% due 05/15/2026	1,233,000	1,168,268
1.75% due 10/31/2020	2,755,000	2,770,175
1.75% due 12/31/2020	2,070,000	2,079,218
1.88% due 06/30/2020	3,326,000	3,365,107
2.00% due 07/31/2020	3,253,000	3,301,541
2.00% due 09/30/2020	2,536,000	2,572,653
2.00% due 11/30/2020	1,981,000	2,008,084
2.00% due 02/28/2021	565,000	572,438
2.00% due 02/15/2025	1,332,000	1,314,881
2.00% due 08/15/2025	1,217,000	1,196,178
2.00% due 11/15/2026	1,155,000	1,126,937
2.13% due 08/31/2020	2,478,000	2,523,786
2.13% due 01/31/2021	1,249,000	1,271,004
2.13% due 11/30/2023	273,000	274,216
2.13% due 05/15/2025	1,320,000	1,311,904
2.25% due 12/31/2023	344,000	347,870
2.25% due 01/31/2024	401,000	405,433
2.25% due 11/15/2024	1,352,000	1,361,084
2.25% due 11/15/2025	1,242,000	1,242,534
2.38% due 08/15/2024	1,221,000	1,241,319
2.50% due 05/15/2024	1,220,000	1,251,930
2.63% due 08/15/2020	1,933,000	2,000,429
2.63% due 11/15/2020	2,250,000	2,329,189
2.75% due 11/15/2023	522,000	544,409
2.75% due 02/15/2024	535,000	557,800
3.50% due 05/15/2020	1,277,000	1,353,670
3.63% due 02/15/2021	140,000	150,227

		112,872,275

Total U.S. Government Treasuries (cost $144,206,468)		144,991,323

EXCHANGE-TRADED FUNDS — 3.1%
iShares 1-3 Year Treasury Bond ETF	21,200	1,793,944
iShares 10-20 Year Treasury Bond ETF	1,200	163,140

iShares 3-7 Year Treasury Bond ETF	16,500	2,041,380
iShares 7-10 Year Treasury Bond ETF	5,300	564,980
iShares 20+ Year Treasury Bond ETF	6,200	758,570
iShares Core U.S. Aggregate Bond ETF	29,400	3,211,950

Total Exchange-Traded Funds (cost $8,498,342)		8,533,964

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Insurance-Life/Health — 0.1%
Prudential Financial, Inc. FRS 5.20% due 03/15/2044	270,000	280,800

Insurance-Multi-line — 0.2%
Allstate Corp. FRS 5.75% due 08/15/2053	500,000	543,750

Total Preferred Securities/Capital Securities (cost $810,689)		824,550

Total Long-Term Investment Securities (cost $272,676,211)		273,721,572

REPURCHASE AGREEMENTS — 1.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09% dated 04/28/2017, to be purchased 05/01/2017 in the amount $2,897,022 and collaterallized by $2,900,000 of United States Treasury Bonds, bearing interest at 3.00% due 11/15/2044 and having an approximate value of $2,959,038 (cost $2,897,000)	2,897,000	2,897,000

TOTAL INVESTMENTS (cost $275,573,211)(1)	99.3%	276,618,572
Other assets less liabilities	0.7	1,922,817

NET ASSETS	100.0%	$278,541,389

(1)	See Note 3 for cost of investments on a tax basis.

ETF — Exchange-Traded Fund

FRS — Floating Rate Security

The rates shown on FRS are the current rates as of April 30, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$88,316,733	$—	$88,316,733
Foreign Corporate Bonds & Notes	—	10,662,806	—	10,662,806
U.S. Government Agencies	—	20,392,196	—	20,392,196
U.S. Government Treasuries	—	144,991,323	—	144,991,323
Exchange-Traded Funds	8,533,964	—	—	8,533,964
Preferred Securities/Capital Securities	—	824,550	—	824,550
Repurchase Agreements	—	2,897,000	—	2,897,000

Total Investments at Value	$8,533,964	$268,084,608	$—	$276,618,572

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Balanced Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 59.6%
Aerospace/Defense — 1.2%
Boeing Co.	9,700	$1,792,851
General Dynamics Corp.	2,613	506,373
Northrop Grumman Corp.	1,766	434,366

		2,733,590

Aerospace/Defense-Equipment — 0.3%
Curtiss-Wright Corp.	5,200	485,992
L3 Technologies, Inc.	1,003	172,285

		658,277

Agricultural Chemicals — 0.0%
Mosaic Co.	2,406	64,794

Agricultural Operations — 0.2%
Bunge, Ltd.	6,800	537,404

Airlines — 1.4%
Alaska Air Group, Inc.	800	68,072
Copa Holdings SA, Class A	5,400	628,668
Delta Air Lines, Inc.	33,574	1,525,603
United Continental Holdings, Inc.†	15,516	1,089,378

		3,311,721

Applications Software — 2.1%
Microsoft Corp.	71,373	4,886,196

Athletic Footwear — 0.2%
NIKE, Inc., Class B	8,209	454,861

Auto-Cars/Light Trucks — 0.6%
General Motors Co.	43,751	1,515,535

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,100	140,133

Auto/Truck Parts & Equipment-Original — 0.1%
Delphi Automotive PLC	4,243	341,137

Banks-Commercial — 0.1%
Regions Financial Corp.	19,613	269,679

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp.	3,733	175,675

Banks-Super Regional — 1.2%
Capital One Financial Corp.	3,894	313,000
Comerica, Inc.	4,100	289,870
Huntington Bancshares, Inc.	5,225	67,193
KeyCorp	35,458	646,754
PNC Financial Services Group, Inc.	3,000	359,250
SunTrust Banks, Inc.	5,519	313,534
Wells Fargo & Co.	16,228	873,716

		2,863,317

Batteries/Battery Systems — 0.4%
Energizer Holdings, Inc.	9,100	538,993
EnerSys	3,800	315,818

		854,811

Beverages-Non-alcoholic — 0.7%
PepsiCo, Inc.	14,942	1,692,630

Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc., Class A	975	168,227

Brewery — 0.3%
Molson Coors Brewing Co., Class B	7,832	751,010

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	337	74,204
Vulcan Materials Co.	2,388	288,661

		362,865

Building Products-Wood — 0.1%
Masco Corp.	4,103	151,893

Building-Residential/Commercial — 0.2%
D.R. Horton, Inc.	8,700	286,143
PulteGroup, Inc.	3,426	77,667
Toll Brothers, Inc.	1,344	48,371

		412,181

Cable/Satellite TV — 1.0%
Charter Communications, Inc., Class A†	2,065	712,755
Comcast Corp., Class A	29,129	1,141,566
DISH Network Corp., Class A†	8,970	578,027

		2,432,348

Cellular Telecom — 0.1%
Sprint Corp.†	14,100	127,323
T-Mobile US, Inc.†	2,240	150,685

		278,008

Chemicals-Diversified — 0.7%
Celanese Corp., Series A	3,167	275,656
Dow Chemical Co.	3,912	245,673
E.I. du Pont de Nemours & Co.	10,391	828,682
Eastman Chemical Co.	3,273	261,022

		1,611,033

Chemicals-Specialty — 0.1%
Cabot Corp.	2,200	132,418

Commercial Services-Finance — 0.1%
WEX, Inc.†	1,218	123,578

Computer Services — 0.7%
Accenture PLC, Class A	4,360	528,868
DXC Technology Co.†	7,054	531,448
Hewlett Packard Enterprise Co.	1,800	33,534
International Business Machines Corp.	3,300	528,957

		1,622,807

Computers — 2.7%
Apple, Inc.	34,337	4,932,510
HP, Inc.	80,700	1,518,774

		6,451,284

Computers-Integrated Systems — 0.2%
NCR Corp.†	13,500	556,875

Computers-Memory Devices — 0.2%
NetApp, Inc.	13,700	545,945

Containers-Paper/Plastic — 0.1%
Berry Plastics Group, Inc.†	1,700	85,000
WestRock Co.	2,420	129,615

		214,615

Cosmetics & Toiletries — 0.1%
Procter & Gamble Co.	1,500	130,995

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	3,161	336,963

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc.	4,280	360,333

Decision Support Software — 0.1%
MSCI, Inc.	1,400	140,448

Diagnostic Kits — 0.3%
IDEXX Laboratories, Inc.†	3,700	620,601

Diversified Banking Institutions — 3.8%
Bank of America Corp.	138,563	3,234,060
Citigroup, Inc.	52,824	3,122,955
Goldman Sachs Group, Inc.	2,725	609,855
Morgan Stanley	48,000	2,081,760

		9,048,630

Diversified Manufacturing Operations — 0.9%
General Electric Co.	37,058	1,074,311
Illinois Tool Works, Inc.	1,700	234,753
Ingersoll-Rand PLC	3,470	307,963
Parker-Hannifin Corp.	3,700	594,960

		2,211,987

E-Commerce/Products — 1.4%
Amazon.com, Inc.†	1,982	1,833,330
eBay, Inc.†	40,900	1,366,469

		3,199,799

Electric-Integrated — 0.9%
AES Corp.	46,600	527,046
Edison International	7,800	623,766
NextEra Energy, Inc.	3,218	429,796
PG&E Corp.	6,808	456,476

		2,037,084

Electronic Components-Semiconductors — 1.2%
Broadcom, Ltd.	6,288	1,388,453
NVIDIA Corp.	1,871	195,146
Texas Instruments, Inc.	14,572	1,153,811

		2,737,410

Electronic Forms — 0.3%
Adobe Systems, Inc.†	4,692	627,508

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.	7,900	434,895

Electronic Security Devices — 0.2%
Allegion PLC	4,841	380,696

Engineering/R&D Services — 0.1%
Jacobs Engineering Group, Inc.	2,500	137,300

Engines-Internal Combustion — 0.2%
Cummins, Inc.	3,200	483,008

Enterprise Software/Service — 0.3%
Oracle Corp.	15,800	710,368
Workday, Inc., Class A†	1,040	90,896

		801,264

Entertainment Software — 0.1%
Take-Two Interactive Software, Inc.†	2,500	157,125

Finance-Consumer Loans — 0.1%
Navient Corp.	3,300	50,160
Synchrony Financial	4,758	132,272

		182,432

Finance-Credit Card — 1.7%
Discover Financial Services	23,367	1,462,541
MasterCard, Inc., Class A	3,532	410,842
Visa, Inc., Class A	23,917	2,181,709

		4,055,092

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	8,905	345,959

Finance-Other Services — 0.3%
Intercontinental Exchange, Inc.	13,140	791,028

Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	4,000	152,520

Food-Confectionery — 0.2%
J.M. Smucker Co.	3,000	380,160

Food-Flour & Grain — 0.1%
Post Holdings, Inc.†	1,500	126,285

Food-Meat Products — 0.4%
Tyson Foods, Inc., Class A	13,200	848,232

Food-Misc./Diversified — 0.8%
Conagra Brands, Inc.	13,300	515,774
Ingredion, Inc.	3,900	482,898
Kraft Heinz Co.	1,373	124,105
Mondelez International, Inc., Class A	19,090	859,623

		1,982,400

Gambling (Non-Hotel) — 0.2%
International Game Technology PLC	20,000	444,000

Gas-Distribution — 0.5%
CenterPoint Energy, Inc.	20,400	582,012
NiSource, Inc.	5,279	128,016
UGI Corp.	9,700	486,552

		1,196,580

Gold Mining — 0.2%
Newmont Mining Corp.	11,600	392,196

Human Resources — 0.2%
ManpowerGroup, Inc.	5,600	565,488

Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	3,200	503,520

Instruments-Controls — 0.5%
Honeywell International, Inc.	8,316	1,090,560

Insurance Brokers — 0.1%
Arthur J. Gallagher & Co.	6,660	371,695

Insurance-Life/Health — 0.3%
Lincoln National Corp.	4,900	323,057
Prudential Financial, Inc.	3,200	342,496

		665,553

Insurance-Multi-line — 1.2%
Allstate Corp.	800	65,032
Chubb, Ltd.	11,947	1,639,726
Hartford Financial Services Group, Inc.	16,860	815,350
MetLife, Inc.	3,945	204,390
Voya Financial, Inc.	2,337	87,357

		2,811,855

Insurance-Property/Casualty — 0.3%
Arch Capital Group, Ltd.†	6,200	601,214
White Mountains Insurance Group, Ltd.	200	171,788

		773,002

Insurance-Reinsurance — 0.6%
Everest Re Group, Ltd.	2,300	578,933
RenaissanceRe Holdings, Ltd.	3,700	526,029
Validus Holdings, Ltd.	7,000	386,960

		1,491,922

Internet Content-Entertainment — 0.4%
Facebook, Inc., Class A†	6,194	930,648

Internet Security — 0.2%
Symantec Corp.	15,900	502,917

Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	4,197	536,586
BlackRock, Inc.	403	154,982

		691,568

Medical Instruments — 0.4%
Boston Scientific Corp.†	32,733	863,497

Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	2,000	211,020

Medical Products — 0.6%
Baxter International, Inc.	13,100	729,408
Becton Dickinson and Co.	3,800	710,486

		1,439,894

Medical-Biomedical/Gene — 1.6%
Alexion Pharmaceuticals, Inc.†	1,801	230,132
Amgen, Inc.	4,700	767,604
Biogen, Inc.†	2,012	545,674
BioMarin Pharmaceutical, Inc.†	763	73,126
Celgene Corp.†	3,918	486,028
Gilead Sciences, Inc.	16,000	1,096,800
Incyte Corp.†	522	64,874
Vertex Pharmaceuticals, Inc.†	3,599	425,762

		3,690,000

Medical-Drugs — 2.3%
Allergan PLC	4,535	1,105,905
Bristol-Myers Squibb Co.	11,361	636,784
Eli Lilly & Co.	9,019	740,099
Merck & Co., Inc.	18,426	1,148,493
Pfizer, Inc.	50,167	1,701,665

		5,332,946

Medical-HMO — 2.6%
Aetna, Inc.	4,200	567,294
Anthem, Inc.	1,700	302,413
Humana, Inc.	4,673	1,037,312
UnitedHealth Group, Inc.	21,211	3,709,380
WellCare Health Plans, Inc.†	3,860	592,163

		6,208,562

Medical-Wholesale Drug Distribution — 0.1%
McKesson Corp.	1,900	262,751

Metal-Aluminum — 0.1%
Alcoa Corp.	4,050	136,607

Multilevel Direct Selling — 0.2%
Nu Skin Enterprises, Inc., Class A	9,800	541,254

Multimedia — 1.1%
Twenty-First Century Fox, Inc., Class A	2,708	82,702
Twenty-First Century Fox, Inc., Class B	6,908	206,273
Viacom, Inc., Class B	2,164	92,100
Walt Disney Co.	20,166	2,331,190

		2,712,265

Oil Companies-Exploration & Production — 2.5%
Anadarko Petroleum Corp.	6,351	362,134
Apache Corp.	3,800	184,832
Cimarex Energy Co.	1,300	151,684
Concho Resources, Inc.†	3,356	425,071
Devon Energy Corp.	3,500	138,215
Diamondback Energy, Inc.†	3,837	383,086
EOG Resources, Inc.	21,920	2,027,600
EQT Corp.	5,738	333,607
Occidental Petroleum Corp.	17,013	1,046,980
Pioneer Natural Resources Co.	4,705	813,918

		5,867,127

Oil Refining & Marketing — 0.3%
Tesoro Corp.	2,700	215,217
Valero Energy Corp.	7,000	452,270

		667,487

Oil-Field Services — 1.0%
Baker Hughes, Inc.	14,100	837,117
Halliburton Co.	27,300	1,252,524
TechnipFMC PLC†	9,800	295,274

		2,384,915

Pharmacy Services — 0.2%
Express Scripts Holding Co.†	6,300	386,442

Poultry — 0.2%
Pilgrim’s Pride Corp.	19,200	498,432

Real Estate Investment Trusts — 1.0%
American Tower Corp.	10,600	1,334,964
AvalonBay Communities, Inc.	883	167,629
Chimera Investment Corp.	7,400	150,664
Equity Commonwealth†	5,000	159,950
Prologis, Inc.	2,100	114,261
Two Harbors Investment Corp.	45,000	449,550

		2,377,018

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	3,300	361,878

Retail-Apparel/Shoe — 1.0%
Burlington Stores, Inc.†	5,400	534,168
PVH Corp.	3,500	353,605
Ross Stores, Inc.	21,400	1,391,000

		2,278,773

Retail-Auto Parts — 0.1%
O’Reilly Automotive, Inc.†	515	127,797

Retail-Building Products — 0.8%
Home Depot, Inc.	12,613	1,968,889

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	11,400	590,634

Retail-Discount — 0.7%
Wal-Mart Stores, Inc.	21,400	1,608,852

Retail-Drug Store — 0.2%
Walgreens Boots Alliance, Inc.	6,512	563,548

Retail-Major Department Stores — 0.3%
TJX Cos., Inc.	7,866	618,582

Retail-Regional Department Stores — 0.1%
Macy’s, Inc.	5,735	167,577

Retail-Restaurants — 0.6%
Dunkin’ Brands Group, Inc.	4,900	273,714
Restaurant Brands International, Inc.	10,611	596,020
Starbucks Corp.	8,526	512,071

		1,381,805

Semiconductor Components-Integrated Circuits — 0.2%
Analog Devices, Inc.	6,027	459,257

Semiconductor Equipment — 1.0%
Applied Materials, Inc.	40,100	1,628,461
Lam Research Corp.	4,600	666,310
Teradyne, Inc.	1,300	45,851

		2,340,622

Software Tools — 0.6%
VMware, Inc., Class A†	14,900	1,402,388

Steel-Producers — 0.4%
Nucor Corp.	6,700	410,911
Steel Dynamics, Inc.	14,800	534,872

		945,783

Telephone-Integrated — 1.0%
AT&T, Inc.	35,919	1,423,470
Verizon Communications, Inc.	20,984	963,375

		2,386,845

Television — 0.2%
CBS Corp., Class B	8,300	552,448

Textile-Home Furnishings — 0.2%
Mohawk Industries, Inc.†	1,832	430,135

Tobacco — 0.3%
Philip Morris International, Inc.	7,521	833,628

Tools-Hand Held — 0.3%
Stanley Black & Decker, Inc.	5,773	785,994

Transport-Rail — 0.4%
Canadian Pacific Railway, Ltd.	1,433	219,607
Norfolk Southern Corp.	4,375	514,019
Union Pacific Corp.	2,755	308,450

		1,042,076

Web Portals/ISP — 1.8%
Alphabet, Inc., Class A†	2,355	2,177,244
Alphabet, Inc., Class C†	2,332	2,112,699

		4,289,943

X-Ray Equipment — 0.1%
Hologic, Inc.†	3,300	148,995

Total Common Stocks (cost $122,571,480)		140,323,171

ASSET BACKED SECURITIES — 5.8%
Diversified Financial Services — 5.8%
A10 Securitization LLC Series 2016-1, Class A1 2.42% due 03/15/2035*(1)	$244,526	243,160
Alternative Loan Trust FRS Series 2006-OA9, Class 1A1 1.19% due 07/20/2046(2)	238,449	163,867
AmeriCredit Automobile Receivables Trust Series 2015-4, Class A3 1.70% due 07/08/2020	595,000	595,651
Banc of America Commercial Mtg. Trust Series 2007-5, Class A1A 5.36% due 02/10/2051(1)	212,566	214,917
Banc of America Commercial Mtg. Trust VRS Series 2007-1, Class AMFX 5.48% due 01/15/2049(1)	161,898	161,799
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class AJ 5.85% due 06/10/2049(1)	281,876	283,499
Banc of America Mtg. Securities Trust Series 2004-5, Class 3A2 4.75% due 06/25/2019(2)	3,135	3,150
BANK Series 2017-BNK4, Class A4 3.63% due 05/15/2050(1)	80,000	83,050
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(1)	271,348	272,723
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class AM 5.87% due 06/11/2040(1)	45,586	45,577
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class AM 5.92% due 06/11/2050(1)	475,000	479,897
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-T28, Class AJ 6.12% due 09/11/2042(1)	260,000	260,478
Capital Automotive REIT Series 2017-1A, Class A1 3.87% due 04/15/2047*	110,000	109,968

CarFinance Capital Auto Trust Series 2014-2A, Class B 2.64% due 11/16/2020*	50,000	50,137
CarFinance Capital Auto Trust Series 2014-2A, Class C 3.24% due 11/16/2020*	70,000	70,177
CGGS Commercial Mtg. Trust Series 2016-RNDA, Class AFX 2.76% due 02/10/2033*(1)	196,487	197,659
Chicago Skyscraper Trust FRS Series 2017-SKY, Class A 1.71% due 02/15/2030*(1)	180,000	180,338
Chicago Skyscraper Trust FRS Series 2017-SKY, Class B 2.01% due 02/15/2030*(1)	100,000	100,188
Citigroup Commercial Mtg. Trust Series 2017-P7, Class A4 3.71% due 04/14/2050(1)	294,500	307,915
Citigroup Mtg. Loan Trust, Inc. FRS Series 2003-HE3, Class A 1.37% due 12/25/2033	41,803	41,065
Citigroup Mtg. Loan Trust, Inc. Series 2007-12, Class 2A1 6.50% due 10/25/2036*(2)	143,280	105,531
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class AM 6.31% due 11/15/2044(1)	265,000	267,747
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class AJ 6.84% due 11/15/2044(1)	160,000	162,932
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A7 6.00% due 01/25/2037(2)	127,139	115,466
Colony American Homes, Inc. FRS Series 2014-1A, Class A 2.14% due 05/17/2031*	91,494	91,594
COMM Mtg. Trust Series 2016-667M, Class A 3.14% due 10/10/2036*(1)	100,000	99,456
COMM Mtg. Trust Series 2015-DC1, Class AM 3.72% due 02/10/2048(1)	180,000	184,406
COMM Mtg. Trust Series 2013-CR11, Class A4 4.26% due 08/10/2050(1)	225,000	242,900
COMM Mtg. Trust VRS Series 2014-CR 15, Class C 4.91% due 02/10/2047(1)	200,000	210,754
COMM Mtg. Trust VRS Series 2007-C9, Class AM 5.65% due 12/10/2049(1)	180,131	180,425
Core Industrial Trust Series 2015-TEXW,Class A 3.08% due 02/10/2034*(1)	245,000	251,036
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/2036(2)	275,238	226,764
Countrywide Asset-Backed Certs. Trust FRS Series 2004-6, Class M1 1.89% due 10/25/2034	93,536	89,894
Countrywide Home Loan Mtg. Pass-Through Trust Series 2005-21, Class A2 5.50% due 10/25/2035(2)	34,635	33,331
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2004-AR8, Class 2A1 3.12% due 09/25/2034(2)	19,719	19,463
CSAIL Commercial Mtg. Trust VRS Series 2015-C1, Class C 4.44% due 04/15/2050(1)	165,000	167,629
Dell Equipment Finance Trust Series 2017-1, Class A2 1.86% due 06/24/2019*	100,000	100,000
Dell Equipment Finance Trust Series 2017-1, Class A3 2.14% due 04/22/2022*	100,000	99,995
Drive Auto Receivables Trust Series 2017-BA, Class B 2.20% due 05/15/2020*	660,000	660,618
First Franklin Mtg. Loan Trust FRS Series 2004-FF4, Class M1 1.85% due 06/25/2034	170,910	165,043
Flagship Credit Auto Trust Series 2014-1, Class C 3.34% due 04/15/2020*	90,000	90,192
Fremont Home Loan Trust FRS Series 2005-C, Class M1 1.47% due 07/25/2035	289,813	289,476
GS Mtg. Securities Trust Series 2017-GPTX, Class A 2.64% due 05/10/2034*(1)(9)	175,000	175,000
GSAMP Trust FRS Series 2006-FM1, Class A2C 1.15% due 04/25/2036	241,026	154,165
GSAMP Trust FRS Series 2006-NC1, Class A2 1.17% due 02/25/2036	30,754	30,365
GSAMP Trust FRS Series 2005-SEA2, Class M1 1.51% due 01/25/2045*	115,000	112,743
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2004-CBX, Class C 5.07% due 01/12/2037(1)	135,000	140,906
JPMorgan Mtg. Trust Series 2014-S1, Class 1A7 5.00% due 09/25/2034(2)	114,232	116,782
LB Commercial Mtg. Trust VRS Series 2007-C3, Class AM 6.21% due 07/15/2044(1)	205,000	205,601

LB-UBS Commercial Mtg. Trust VRS Series 2006-C6, Class AJ 5.45% due 09/15/2039(1)	327,640	281,771
LB-UBS Commercial Mtg. Trust VRS Series 2007-C7, Class AM 6.37% due 09/15/2045(1)	620,000	632,191
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/2037(2)	21,330	20,412
Long Beach Mtg. Loan Trust FRS Series 2004-3, Class M1 1.85% due 07/25/2034	73,684	71,132
LSTAR Commercial Mtg. Trust VRS Series 2016-4, Class A1 1.82% due 03/10/2049*(1)	280,355	277,095
Merrill Lynch Mtg. Trust VRS Series 2007-C1, Class A1A 6.03% due 06/12/2050(1)	281,441	281,841
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.92% due 02/15/2046(1)	55,000	55,505
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8, Class A4 3.13% due 12/15/2048(1)	175,000	179,007
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class AS 3.46% due 05/15/2046(1)	145,000	148,294
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27, Class A4 3.75% due 12/15/2047(1)	135,000	141,084
Morgan Stanley Capital I Trust FRS Series 2017-PRME, Class A 1.81% due 02/15/2034*(1)	110,000	110,846
Morgan Stanley Capital I Trust FRS Series 2017-PRME, Class B 2.26% due 02/15/2034*(1)	145,000	144,296
Morgan Stanley Capital I Trust FRS Series 2017-PRME, Class C 2.56% due 02/15/2034*(1)	45,000	45,305
Morgan Stanley Capital I Trust VRS Series 2016-BNK2, Class C 4.04% due 11/15/2049(1)	95,000	95,251
Morgan Stanley Capital I Trust VRS Series 2007-HQ11, Class AJ 5.51% due 02/12/2044(1)	184,200	180,446
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(1)	238,733	239,867
Morgan Stanley Capital I Trust VRS Series 2007-T27, Class AM 5.87% due 06/11/2042(1)	285,000	288,210
Morgan Stanley Capital I Trust VRS Series 2007-IQ16, Class AM 6.26% due 12/12/2049(1)	475,000	482,250
One Market Plaza Trust Series 2017-1MKT, Class A 3.61% due 02/10/2032*(1)	330,000	344,075
Option One Mtg. Loan Trust FRS Series 2004-3, Class M2 1.85% due 11/25/2034	31,246	28,387
Park Place Securities, Inc. FRS Series 2005-WHQ2, Class M1 1.62% due 05/25/2035	90,129	90,024
PFP, Ltd. FRS Series 2017-3, Class A 2.04% due 01/14/2035*(1)	180,000	180,412
Progress Residential Series 2015-SFR2, Class A 2.74% due 06/12/2032*	152,184	152,122
Renaissance Home Equity Loan Trust FRS Series 2005-2, Class AV3 1.36% due 08/25/2035	193,733	169,676
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C21, Class B 5.47% due 10/15/2044(1)	192,957	192,965
Washington Mutual Mtg. Pass-Through Certs. Series 2006-5, Class 2CB1 6.00% due 07/25/2036(2)	84,592	69,284
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR8, Class 1A1 3.14% due 06/25/2035(2)	158,835	160,719
Wells Fargo Mtg. Backed Securities Trust Series 2005-2, Class 2A1 4.75% due 04/25/2020(2)	3,127	3,174
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/2037(2)	61,568	60,259

Total Asset Backed Securities (cost $14,580,438)		13,781,329

U.S. CORPORATE BONDS & NOTES — 10.6%
Aerospace/Defense — 0.2%
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	49,000	53,843
Rockwell Collins, Inc. Senior Notes 2.80% due 03/15/2022	165,000	166,781

Rockwell Collins, Inc. Senior Notes 3.20% due 03/15/2024	95,000	96,081
Rockwell Collins, Inc. Senior Notes 3.50% due 03/15/2027	65,000	65,957
Rockwell Collins, Inc. Senior Notes 4.35% due 04/15/2047	20,000	20,258

		402,920

Aerospace/Defense-Equipment — 0.0%
L-3 Technologies, Inc. Company Guar. Notes 3.85% due 12/15/2026	20,000	20,534
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	45,000	46,237

		66,771

Agricultural Chemicals — 0.0%
CF Industries, Inc. Senior Sec. Notes 4.50% due 12/01/2026*	75,000	76,237

Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.75% due 02/12/2045	60,000	57,768
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	125,000	130,040
Microsoft Corp. Senior Notes 4.45% due 11/03/2045	90,000	96,106

		283,914

Auto-Cars/Light Trucks — 0.6%
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	40,000	37,895
Ford Motor Credit Co. LLC Senior Notes 2.38% due 01/16/2018	290,000	291,256
Ford Motor Credit Co. LLC Senior Notes 3.00% due 06/12/2017	400,000	400,695
Ford Motor Credit Co. LLC Senior Notes 3.66% due 09/08/2024	200,000	198,426
General Motors Co. Senior Notes 5.00% due 04/01/2035	70,000	69,262
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023	170,000	170,804
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	105,000	104,374
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 01/17/2027	60,000	60,867

		1,333,579

Auto/Truck Parts & Equipment-Original — 0.0%
Dana, Inc. Senior Notes 5.50% due 12/15/2024	100,000	101,750

Banks-Commercial — 0.1%
Discover Bank Senior Notes 4.20% due 08/08/2023	250,000	262,794
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	45,000	43,998

		306,792

Banks-Super Regional — 0.4%
Capital One Financial Corp. Senior Notes 3.05% due 03/09/2022	230,000	230,627
Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026	140,000	135,100
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	205,000	197,671
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	255,000	257,922
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	60,000	61,856
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	40,000	42,012

		925,188

Beverages-Non-alcoholic — 0.0%
PepsiCo, Inc. Senior Notes 3.45% due 10/06/2046	60,000	54,628

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	340,000	346,471
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	65,000	69,729

		416,200

Broadcast Services/Program — 0.2%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series B 6.50% due 11/15/2022	325,000	336,781

Nexstar Broadcasting, Inc. Company Guar. Notes 6.13% due 02/15/2022*	50,000	52,281

		389,062

Cable/Satellite TV — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	130,000	138,083
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	185,000	198,181
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	105,000	112,533
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047*	45,000	46,042
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	80,000	69,361
Comcast Corp. Company Guar. Notes 4.60% due 08/15/2045	60,000	62,595
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	50,000	53,035
Comcast Corp. Company Guar. Notes 6.30% due 11/15/2017	40,000	41,038
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	255,000	255,638
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	70,000	73,500

		1,050,006

Casino Hotels — 0.1%
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	70,000	69,825
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	50,000	58,250

		128,075

Cellular Telecom — 0.2%
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	110,000	122,787
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	65,000	72,963
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 3.36% due 03/20/2023*	200,000	201,750
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	155,000	167,981

		565,481

Chemicals-Specialty — 0.0%
Huntsman International LLC Company Guar. Notes 5.13% due 11/15/2022	40,000	42,050

Computer Software — 0.0%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	45,000	47,644

Computers — 0.3%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	120,000	119,681
Apple, Inc. Senior Notes 3.25% due 02/23/2026	180,000	183,818
Apple, Inc. Senior Notes 3.45% due 02/09/2045	90,000	81,917
Apple, Inc. Senior Notes 3.85% due 08/04/2046	35,000	33,918
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 4.42% due 06/15/2021*	55,000	57,739
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*	105,000	113,312
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	75,000	82,375

		672,760

Computers-Memory Devices — 0.1%
Western Digital Corp. Company Guar. Notes 10.50% due 04/01/2024	120,000	141,300

Containers-Paper/Plastic — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 6.88% due 02/15/2021	64,814	66,596

Data Processing/Management — 0.1%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	110,000	114,400

Diagnostic Equipment — 0.1%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	110,000	111,351
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	105,000	100,712

		212,063

Diversified Banking Institutions — 1.4%
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	150,000	147,183
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	30,000	30,306
Bank of America Corp. FRS Senior Notes 2.88% due 04/24/2023	295,000	294,559
Bank of America Corp. FRS Senior Notes 3.71% due 04/24/2028	160,000	160,220
Bank of America Corp. Senior Notes 3.88% due 08/01/2025	25,000	25,615
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	120,000	120,257
Bank of America Corp. Senior Notes 4.88% due 04/01/2044	60,000	65,243
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	45,000	43,489
Citigroup, Inc. FRS Senior Notes 3.89% due 01/10/2028	370,000	375,434
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	145,000	149,184
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	70,000	71,618
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	115,000	113,338
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	210,000	211,041
Goldman Sachs Group, Inc. Senior Notes 2.63% due 01/31/2019	70,000	70,813
Goldman Sachs Group, Inc. Senior Notes 2.90% due 07/19/2018	185,000	187,470
Goldman Sachs Group, Inc. Senior Notes 3.00% due 04/26/2022	190,000	191,511
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	124,000	124,549
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	120,000	123,523
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	35,000	37,268
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	30,000	31,693
Morgan Stanley Senior Notes 2.38% due 07/23/2019	130,000	130,905
Morgan Stanley Senior Notes 2.50% due 01/24/2019	85,000	85,903
Morgan Stanley Senior Notes 2.63% due 11/17/2021	10,000	9,974
Morgan Stanley Senior Notes 2.80% due 06/16/2020	255,000	258,886
Morgan Stanley Senior Notes 3.63% due 01/20/2027	55,000	55,150
Morgan Stanley Senior Notes 4.30% due 01/27/2045	45,000	44,980
Morgan Stanley Senior Notes 4.38% due 01/22/2047	95,000	96,113

		3,256,225

Diversified Manufacturing Operations — 0.2%
General Electric Capital Corp. Senior Notes 2.20% due 01/09/2020	170,000	172,135
General Electric Co. Senior Notes 4.50% due 03/11/2044	45,000	49,128
General Electric Co. Senior Notes 5.25% due 12/06/2017	40,000	40,929
Parker-Hannifin Corp. Senior Notes 3.25% due 03/01/2027*	50,000	50,566
Parker-Hannifin Corp. Senior Notes 4.10% due 03/01/2047*	35,000	35,646

Textron, Inc. Senior Notes 3.88% due 03/01/2025	40,000	40,879

		389,283

Electric-Distribution — 0.0%
Entergy Louisiana LLC Collateral Trust Bonds 2.40% due 10/01/2026	45,000	42,674

Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	65,000	65,920

Electric-Integrated — 0.7%
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	30,000	30,122
CMS Energy Corp. Senior Notes 3.45% due 08/15/2027	110,000	110,102
Dominion Resources, Inc. Senior Notes 2.85% due 08/15/2026	115,000	108,854
Dominion Resources, Inc. Senior Notes 5.20% due 08/15/2019	175,000	186,870
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	30,000	28,346
Duke Energy Indiana LLC 1st Mtg. Notes 3.75% due 05/15/2046	60,000	57,547
Duke Energy Ohio, Inc. 1st Mtg. Notes 3.70% due 06/15/2046	55,000	52,618
Duke Energy Progess, Inc. 1st Mtg. Notes 4.10% due 03/15/2043	85,000	86,181
Entergy Arkansas, Inc. 1st Mtg. Notes 3.75% due 02/15/2021	65,000	68,315
Entergy Corp. Senior Notes 2.95% due 09/01/2026	45,000	43,107
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	130,000	132,573
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.55% due 05/01/2027	110,000	110,706
Pacific Gas & Electric Co. Senior Notes 4.75% due 02/15/2044	50,000	55,490
PacifiCorp 1st Mtg. Notes 2.95% due 02/01/2022	110,000	112,465
PacifiCorp 1st Mtg. Bonds 2.95% due 06/01/2023	120,000	121,279
PPL Capital Funding, Inc. Company Guar. Notes 3.50% due 12/01/2022	80,000	82,692
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	60,000	64,693
Southern Power Co. Senior Notes 4.95% due 12/15/2046	40,000	40,284
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	125,000	128,809
Xcel Energy, Inc. Senior Notes 4.70% due 05/15/2020	95,000	100,840

		1,721,893

Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	100,000	104,250
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024*	75,000	76,091
Intel Corp. Senior Notes 4.10% due 05/19/2046	45,000	45,481
Micron Technology, Inc. Senior Notes 5.25% due 01/15/2024*	100,000	103,100

		328,922

Enterprise Software/Service — 0.2%
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	125,000	130,000
Oracle Corp. Senior Notes 2.40% due 09/15/2023	255,000	251,407
Oracle Corp. Senior Notes 4.00% due 07/15/2046	35,000	34,204
Oracle Corp. Senior Notes 4.50% due 07/08/2044	85,000	89,863

		505,474

Finance-Auto Loans — 0.0%
Ally Financial, Inc. Senior Notes 4.25% due 04/15/2021	60,000	61,350

Finance-Consumer Loans — 0.1%
Synchrony Financial Senior Notes 3.00% due 08/15/2019	110,000	111,642

Synchrony Financial Senior Notes 4.25% due 08/15/2024	40,000	41,093

		152,735

Finance-Credit Card — 0.1%
American Express Credit Corp. Senior Notes 3.30% due 05/03/2027	85,000	84,698
Visa, Inc. Senior Notes 3.15% due 12/14/2025	80,000	81,325

		166,023

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.00% due 09/15/2023	90,000	88,469
Air Lease Corp. Senior Notes 3.63% due 04/01/2027	95,000	94,280

		182,749

Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	70,000	69,631
National Rural Utilities Cooperative Finance Corp. Senior Sec. Notes 2.95% due 02/07/2024	85,000	85,707

		155,338

Food-Canned — 0.0%
TreeHouse Foods, Inc. Company Guar. Notes 6.00% due 02/15/2024*	60,000	63,900

Food-Flour & Grain — 0.0%
Post Holdings, Inc. Company Guar. Notes 7.75% due 03/15/2024*	60,000	66,675

Food-Misc./Diversified — 0.1%
Kraft Foods Group, Inc. Company Guar. Notes 5.00% due 06/04/2042	65,000	66,982
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	35,000	33,300
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045	87,000	91,963

		192,245

Food-Retail — 0.0%
Kroger Co. Senior Notes 3.88% due 10/15/2046	75,000	67,937

Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 5.38% due 01/15/2022	90,000	92,812

Gas-Distribution — 0.1%
Dominion Gas Holdings LLC Senior Notes 4.60% due 12/15/2044	25,000	25,220
KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*	80,000	77,138
NiSource Finance Corp. Company Guar. Notes 4.80% due 02/15/2044	50,000	52,889
NiSource Finance Corp. Company Guar. Notes 5.80% due 02/01/2042	25,000	29,336

		184,583

Home Furnishings — 0.0%
Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026	60,000	59,663

Insurance-Life/Health — 0.1%
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	81,000	91,742
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/2019	190,000	211,208

		302,950

Insurance-Multi-line — 0.1%
MetLife, Inc. Senior Notes 4.13% due 08/13/2042	45,000	44,943
MetLife, Inc. Senior Notes 4.72% due 12/15/2044	35,000	38,008
MetLife, Inc. Senior Notes 4.75% due 02/08/2021	100,000	109,163
Voya Financial, Inc. Company Guar. Notes 2.90% due 02/15/2018	111,000	111,944

		304,058

Insurance-Reinsurance — 0.0%
Swiss Re Treasury US Corp. Company Guar. Notes 4.25% due 12/06/2042*	20,000	19,964

Internet Connectivity Services — 0.1%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	65,000	67,113
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023	65,000	69,306

		136,419

Machinery-General Industrial — 0.0%
Zebra Technologies Corp. Senior Notes 7.25% due 10/15/2022	35,000	37,844

Machinery-Pumps — 0.0%
SPX FLOW, Inc. Company Guar. Notes 5.63% due 08/15/2024*	65,000	65,813

Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	57,000	57,395
Hill-Rom Holdings, Inc. Company Guar. Notes 5.75% due 09/01/2023*	65,000	67,925

		125,320

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 4.40% due 05/01/2045	10,000	9,868
Biogen, Inc. Senior Notes 5.20% due 09/15/2045	55,000	59,669
Celgene Corp. Senior Notes 5.00% due 08/15/2045	35,000	37,356
Gilead Sciences, Inc. Senior Notes 2.95% due 03/01/2027	195,000	187,024
Gilead Sciences, Inc. Senior Notes 4.75% due 03/01/2046	20,000	20,626

		314,543

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 4.30% due 05/14/2036	35,000	34,263
AbbVie, Inc. Senior Notes 4.40% due 11/06/2042	25,000	24,112
AbbVie, Inc. Senior Notes 4.45% due 05/14/2046	15,000	14,621
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	80,000	80,402
Bristol-Myers Squibb Co. Senior Notes 3.25% due 02/27/2027	20,000	20,065
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 7.25% due 07/15/2022*	135,000	108,844

		282,307

Medical-HMO — 0.1%
UnitedHealth Group, Inc. Senior Notes 3.95% due 10/15/2042	45,000	44,708
WellPoint, Inc. Senior Notes 4.63% due 05/15/2042	50,000	50,971
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	40,000	43,767

		139,446

Medical-Hospitals — 0.3%
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	230,000	239,487
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	115,000	132,296
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	105,000	104,869
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	100,000	105,250

		581,902

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp. Senior Notes 2.70% due 12/15/2022	86,000	85,508

Multimedia — 0.1%
21st Century Fox America, Inc. Company Guar. Notes 4.95% due 10/15/2045	60,000	62,960
21st Century Fox America, Inc. Company Guar. Notes 5.40% due 10/01/2043	50,000	55,481
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	35,000	31,138

		149,579

Office Supplies & Forms — 0.0%
ACCO Brands Corp. Company Guar. Notes 5.25% due 12/15/2024*	100,000	103,000

Oil Companies-Exploration & Production — 0.2%
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	45,000	44,325
Hess Corp. Senior Notes 4.30% due 04/01/2027	160,000	159,860
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022	70,000	74,375
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	15,000	15,692

Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	60,000	60,600
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	95,000	94,525

		449,377

Oil Companies-Integrated — 0.1%
Chevron Corp. Senior Notes 2.90% due 03/03/2024	120,000	121,205

Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	15,000	13,879
Phillips 66 Company Guar. Notes 4.88% due 11/15/2044	75,000	77,319

		91,198

Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 3.80% due 11/15/2025	75,000	77,136

Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp. Company Guar. Notes 5.75% due 09/15/2025	40,000	40,450

Pipelines — 0.3%
Boardwalk Pipelines LP Company Guar. Notes 4.45% due 07/15/2027	15,000	15,346
Boardwalk Pipelines LP Company Guar. Notes 5.95% due 06/01/2026	54,000	60,551
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	130,000	137,639
Enterprise Products Operating LLC Company Guar. Notes 4.90% due 05/15/2046	115,000	120,277
MPLX LP Senior Notes 4.13% due 03/01/2027	65,000	65,840
MPLX LP Senior Notes 5.20% due 03/01/2047	20,000	20,478
ONEOK Partners LP Company Guar. Notes 4.90% due 03/15/2025	97,000	103,848
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	20,000	19,565
Spectra Energy Partners LP Senior Notes 3.38% due 10/15/2026	75,000	72,934
Spectra Energy Partners LP Senior Notes 4.50% due 03/15/2045	45,000	43,465
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	35,000	34,687
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	50,000	49,910
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	15,000	15,611

		760,151

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	60,000	61,575
Sirius XM Radio, Inc. Company Guar. Notes 5.75% due 08/01/2021*	65,000	67,437
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	60,000	64,200

		193,212

Real Estate Investment Trusts — 0.4%
American Tower Corp. Senior Notes 3.13% due 01/15/2027	120,000	114,333
American Tower Corp. Senior Notes 4.00% due 06/01/2025	130,000	133,598
Communications Sales & Leasing, Inc./CSL Capital LLC Senior Sec. Notes 6.00% due 04/15/2023*	130,000	135,282
CoreCivic, Inc. Company Guar. Notes 4.63% due 05/01/2023	130,000	130,325
Crown Castle International Corp. Senior Notes 2.25% due 09/01/2021	95,000	93,068
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	30,000	30,103
Kimco Realty Corp. Senior Notes 3.80% due 04/01/2027	120,000	120,943
Liberty Property LP Senior Notes 3.38% due 06/15/2023	45,000	45,249
Ventas Realty LP Company Guar. Notes 3.85% due 04/01/2027	110,000	110,234

Ventas Realty LP Company Guar. Notes 4.38% due 02/01/2045	8,000	7,716

		920,851

Rental Auto/Equipment — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023	130,000	128,050
Herc Rentals, Inc. Sec. Notes 7.50% due 06/01/2022*	5,000	5,438
Herc Rentals, Inc. Sec. Notes 7.75% due 06/01/2024*	54,000	58,927
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	130,000	119,925
Hertz Corp. Company Guar. Notes 7.38% due 01/15/2021	65,000	62,562

		374,902

Retail-Building Products — 0.1%
Lowe’s Cos., Inc. Senior Notes 3.10% due 05/03/2027	155,000	154,982
Lowe’s Cos., Inc. Senior Notes 4.05% due 05/03/2047	25,000	24,911

		179,893

Retail-Drug Store — 0.2%
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	163,000	169,561
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	66,063	82,398
Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	100,000	102,746

		354,705

Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc. Senior Notes 7.13% due 03/15/2023*	100,000	91,375

Retail-Restaurants — 0.0%
Darden Restaurants, Inc. Senior Notes 3.85% due 05/01/2027	55,000	55,487

Semiconductor Components-Integrated Circuits — 0.1%
Analog Devices, Inc. Senior Notes 3.50% due 12/05/2026	180,000	180,429

Steel-Producers — 0.0%
Nucor Corp. Senior Notes 5.20% due 08/01/2043	45,000	51,691

Telecommunication Equipment — 0.0%
CommScope Technologies Finance LLC Company Guar. Notes 6.00% due 06/15/2025*	90,000	95,962

Telephone-Integrated — 0.6%
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	85,000	82,775
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	180,000	183,515
AT&T, Inc. Senior Notes 4.30% due 12/15/2042	275,000	246,443
AT&T, Inc. Senior Notes 4.50% due 03/09/2048	50,000	45,063
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	50,000	51,280
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023	40,000	42,850
Level 3 Financing, Inc. Company Guar. Notes 5.13% due 05/01/2023	80,000	82,100
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	75,000	92,297
Verizon Communications, Inc. Senior Notes 3.85% due 11/01/2042	9,000	7,534
Verizon Communications, Inc. Senior Notes 4.13% due 03/16/2027	145,000	148,269
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	55,000	47,970
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	101,000	92,907
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	58,000	56,284
Windstream Services LLC Company Guar. Notes 7.75% due 10/01/2021	190,000	190,950

		1,370,237

Television — 0.0%
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	60,000	62,391

Theaters — 0.1%
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.75% due 06/15/2025	60,000	61,875
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	60,000	60,900

		122,775

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.63% due 01/14/2020	65,000	65,984
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	95,000	95,986
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	35,000	32,968
Philip Morris International, Inc. Senior Notes 3.88% due 08/21/2042	40,000	37,633
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	5,000	4,872
Philip Morris International, Inc. Senior Notes 4.25% due 11/10/2044	50,000	50,156
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025	271,000	289,017

		576,616

Transport-Equipment & Leasing — 0.1%
Aviation Capital Group Corp. Senior Notes 2.88% due 01/20/2022*	160,000	159,304

Transport-Rail — 0.2%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	70,000	72,147
Burlington Northern Santa Fe LLC Senior Notes 3.60% due 09/01/2020	110,000	115,165
Burlington Northern Santa Fe LLC Senior Notes 4.55% due 09/01/2044	30,000	32,158
Burlington Northern Santa Fe LLC Senior Notes 4.90% due 04/01/2044	25,000	28,135
CSX Corp. Senior Notes 3.25% due 06/01/2027	155,000	155,479
Union Pacific Corp. Senior Notes 3.00% due 04/15/2027	70,000	69,977
Union Pacific Corp. Senior Notes 4.00% due 04/15/2047	65,000	65,106

		538,167

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 3.88% due 08/01/2042	35,000	32,098

Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	100,000	104,000

Wire & Cable Products — 0.1%
Anixter, Inc. Company Guar. Notes 5.50% due 03/01/2023	45,000	47,700
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	60,000	61,500

		109,200

Wireless Telecommunication Services — 0.1%
Verizon Communications, Inc. Senior Notes 5.01% due 04/15/2049*	135,000	132,485

Total U.S. Corporate Bonds & Notes (cost $24,740,574)		25,047,767

FOREIGN CORPORATE BONDS & NOTES — 3.5%
Banks-Commercial — 0.7%
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	205,000	205,986
Credit Suisse AG Senior Notes 3.63% due 09/09/2024	250,000	256,528
HSBC Bank PLC Senior Notes 4.13% due 08/12/2020*	340,000	359,570
Intesa Sanpaolo SpA Company Guar. Notes 3.88% due 01/15/2019	250,000	255,554
Skandinaviska Enskilda Banken AB Senior Notes 1.75% due 03/19/2018*	200,000	200,081
Skandinaviska Enskilda Banken AB Senior Notes 2.38% due 11/20/2018*	200,000	201,561
Swedbank AB Senior Notes 2.13% due 09/29/2017*	200,000	200,552
Westpac Banking Corp. VRS Sub. Notes 4.32% due 11/23/2031	65,000	66,691

		1,746,523

Banks-Special Purpose — 0.2%
KFW Government Guar. Notes 1.13% due 11/16/2018	510,000	507,812

Building Products-Air & Heating — 0.0%
Johnson Controls International PLC Senior Notes 4.50% due 02/15/2047	15,000	15,343

Cable/Satellite TV — 0.1%
British Sky Broadcasting Group PLC Company Guar. Notes 3.75% due 09/16/2024*	205,000	208,863

Chemicals-Diversified — 0.1%
INEOS Group Holdings SA Company Guar. Notes 5.63% due 08/01/2024*	200,000	203,500

Diversified Banking Institutions — 0.4%
Credit Agricole SA Senior Notes 2.38% due 07/01/2021*	250,000	246,747
HSBC Holdings PLC FRS Senior Notes 3.26% due 03/13/2023	200,000	202,380
HSBC Holdings PLC FRS Senior Notes 4.04% due 03/13/2028	200,000	204,374
UBS AG Senior Notes 2.38% due 08/14/2019	250,000	251,865

		905,366

Diversified Manufacturing Operations — 0.1%
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.00% due 09/15/2023*	250,000	239,739

Electric-Generation — 0.0%
Electricite de France SA Senior Notes 4.88% due 01/22/2044*	55,000	55,797

Finance-Commercial — 0.0%
Dana Financing Luxembourg SARL Company Guar. Notes 6.50% due 06/01/2026*	60,000	62,850

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 05/26/2022	150,000	152,405
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust Company Guar. Notes 3.95% due 02/01/2022	150,000	155,317

		307,722

Food-Confectionery — 0.1%
Mondelez International Holdings Netherlands BV Company Guar. Notes 2.00% due 10/28/2021*	200,000	193,691

Industrial Gases — 0.1%
Air Liquide Finance SA Company Guar. Notes 1.75% due 09/27/2021*	200,000	194,555

Investment Companies — 0.1%
CDP Financial, Inc. Senior Notes 3.15% due 07/24/2024*	250,000	256,288

Investment Management/Advisor Services — 0.1%
UBS Group Funding Switzerland AG Company Guar. Notes 4.25% due 03/23/2028*	200,000	206,049

Medical Instruments — 0.1%
Medtronic Global Holdings SCA Company Guar. Notes 3.35% due 04/01/2027	165,000	168,015

Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	105,000	102,950
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	65,000	60,521
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 4.10% due 10/01/2046	70,000	60,249
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	165,000	121,894

		345,614

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	150,000	154,198
Actavis Funding SCS Company Guar. Notes 4.55% due 03/15/2035	35,000	35,246
Mylan NV Company Guar. Notes 3.95% due 06/15/2026	28,000	27,695
Mylan NV Company Guar. Notes 5.25% due 06/15/2046	70,000	71,873

		289,012

Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	145,000	158,456

Multimedia — 0.1%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	225,000	236,812

Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 3.90% due 02/01/2025	115,000	116,333
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	35,000	30,800

		147,133

Oil Companies-Integrated — 0.6%
BP Capital Markets PLC Company Guar. Notes 3.22% due 11/28/2023	165,000	167,327
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	120,000	122,387
BP Capital Markets PLC Company Guar. Notes 3.59% due 04/14/2027	115,000	117,681
Cenovus Energy, Inc. Senior Notes 5.25% due 06/15/2037*	40,000	39,058
Cenovus Energy, Inc. Senior Notes 5.40% due 06/15/2047*	100,000	97,918
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	56,000	63,149
Petrobras Global Finance BV Company Guar. Notes 8.38% due 05/23/2021	155,000	175,538
Petroleos Mexicanos Company Guar. Notes 4.25% due 01/15/2025	220,000	213,952
Petroleos Mexicanos FRS Company Guar. Notes 4.77% due 03/11/2022*	169,000	183,559
Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046	38,000	35,373
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	110,000	106,841

		1,322,783

Pipelines — 0.1%
TransCanada PipeLines, Ltd. Senior Notes 4.63% due 03/01/2034	140,000	149,428

Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	50,000	53,000

Telephone-Integrated — 0.1%
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	150,000	155,851

Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	95,000	96,142

Total Foreign Corporate Bonds & Notes (cost $8,204,233)		8,226,344

U.S. GOVERNMENT AGENCIES — 10.7%
Federal Home Loan Mtg. Corp. — 1.5%
3.00% due 08/01/2043	144,140	144,835
3.00% due May 30 TBA	1,470,000	1,467,933
3.50% due 02/01/2030	249,079	261,859
3.50% due 03/01/2031	132,605	139,529
3.50% due 05/01/2042	97,330	100,328
3.50% due 08/01/2042	40,155	41,475
3.50% due 09/01/2044	62,976	65,105
3.50% due 01/01/2045	82,853	85,657
3.50% due 05/01/2045	143,688	148,550
3.50% due 07/01/2045	156,973	162,274
3.50% due May 30 TBA	450,000	462,709
4.00% due May 30 TBA	100,000	105,266
4.50% due 10/01/2019	13,635	13,997
5.00% due 03/01/2019	3,297	3,385
5.50% due 07/01/2034	40,199	45,180
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2011-K12, Class B 4.49% due 01/25/2046*(1)	130,000	138,131
Federal Home Loan Mtg. Corp. REMIC Series 4056, Class BI 3.00% due 05/15/2027(2)(3)	50,701	4,700
Series 4097, Class CI
3.00% due 08/15/2027(2)(3)	153,140	14,108
Series 4097, Class HI
3.00% due 08/15/2027(2)(3)	324,262	32,547
Series 4146, Class AI
3.00% due 12/15/2027(2)(3)	83,546	7,749
Series 4207, Class JI
3.00% due 05/15/2028(2)(3)	394,971	40,244
Series 4323, Class IW
3.50% due 04/15/2028(2)(3)	172,715	17,529
Series 4570, Class ST
5.01% due 04/15/2046 FRS(2)(3)(8)	447,511	102,509

		3,605,599

Federal National Mtg. Assoc. — 6.6%
1.88% due 09/24/2026	815,000	768,296
2.50% due 10/01/2031	520,323	523,734
2.50% due May 15 TBA	120,000	120,689
3.00% due 05/01/2027	35,962	37,122

3.00% due 06/01/2027	41,387	42,726
3.00% due 12/01/2030	174,925	180,137
3.00% due 01/01/2031	361,542	372,232
3.00% due 05/01/2043	315,470	316,868
3.00% due 07/01/2043	986,212	990,481
3.00% due 08/01/2043	512,922	515,116
3.00% due 12/01/2043	525,961	528,317
3.00% due May 15 TBA	460,000	473,189
3.10% due 01/01/2026	230,000	236,131
3.50% due 11/01/2030	53,248	55,830
3.50% due 12/01/2030	92,046	96,521
3.50% due 01/01/2031	52,255	54,952
3.50% due 02/01/2031	53,474	56,187
3.50% due 03/01/2031	53,746	56,469
3.50% due 03/01/2042	16,632	17,183
3.50% due 08/01/2042	98,176	101,431
3.50% due 09/01/2042	35,661	36,844
3.50% due 10/01/2042	32,874	33,990
3.50% due 12/01/2042	117,914	121,878
3.50% due 02/01/2043	98,231	101,537
3.50% due 08/01/2044	564,888	582,992
3.50% due 03/01/2045	163,729	169,221
3.50% due 07/01/2045	293,715	303,567
3.50% due 08/01/2045	506,000	522,289
3.50% due 02/01/2047	617,285	635,305
4.00% due 12/01/2041	271,104	287,953
4.00% due 03/01/2042	1,030,473	1,093,531
4.00% due 12/01/2042	145,122	153,299
4.00% due 02/01/2043	54,816	57,910
4.00% due 04/01/2043	46,246	49,106
4.00% due 03/01/2044	86,299	91,228
4.00% due 04/01/2046	17,393	18,428
4.50% due 04/01/2041	1,032,663	1,115,336
4.50% due 09/01/2041	171,845	185,650
4.50% due 10/01/2042	158,196	172,486
4.50% due 06/01/2044	758,543	820,251
4.50% due 10/01/2045	406,053	438,621
4.50% due 02/01/2046	303,041	327,354
4.50% due May 30 TBA	190,000	204,398
5.00% due 03/01/2018	2,425	2,491
5.00% due 04/01/2018	1,026	1,054
5.00% due 07/01/2018	3,867	3,972
5.00% due 08/01/2018	1,645	1,690
5.00% due 06/01/2019	6,384	6,565
5.00% due 08/01/2035	84,770	93,075
5.00% due 09/01/2041	171,797	188,482
5.00% due May 30 TBA	260,000	284,779
5.50% due 10/01/2017	2,590	2,596
5.50% due 11/01/2017	704	705
5.50% due 04/01/2037	271,728	304,516
6.50% due 10/01/2039	27,013	30,623
Federal National Mtg. Assoc. STRIPS
Series 421, Class C3
4.00% due 07/25/2030(2)(3)	248,389	31,943
Federal National Mtg. Assoc. REMIC
Series 2012-128, Class KI
3.00% due 11/25/2027(2)(3)	279,077	25,994
Series 2012-144, Class EI
3.00% due 01/25/2028(2)(3)	69,732	6,493
Series 2012-145, Class EI
3.00% due 01/25/2028(2)(3)	140,452	12,929
Series 2012-150, Class BI
3.00% due 01/25/2028(2)(3)	167,290	15,733
Series 2013-10, Class YI
3.00% due 02/25/2028(2)(3)	130,774	12,146
Series 2013-9, Class IO
3.00% due 02/25/2028(2)(3)	59,138	5,560
Series 2013-15, Class QI
3.00% due 03/25/2028(2)(3)	57,915	5,569
Series 2014-25, Class E
3.00% due 04/25/2040(2)	227,453	233,446
Series 2014-61, Class HK
3.00% due 10/25/2040(2)	204,489	208,884
Series 2015-46, Class BA
3.00% due 05/25/2041(2)	276,537	283,396
Series 2014-13, Class KI
3.50% due 03/25/2029(2)(3)	246,691	26,655
Series 2015-55, Class E
3.50% due 10/25/2041(2)	337,904	351,037
Series 2010-116, Class BI
5.00% due 08/25/2020(2)(3)	44,582	1,371
Series 2011-3, Class KA
5.00% due 04/25/2040(2)	32,744	35,208
Series 2016-38, Class SA
5.01% due 06/25/2046 FRS(2)(3)(8)	476,003	101,641
Series 2016-63, Class AS
5.01% due 09/25/2046 FRS(2)(3)(8)	377,498	81,228

		15,426,566

Government National Mtg. Assoc. — 2.6%
3.50% due 01/20/2043	1,221,331	1,274,840
3.50% due 05/20/2043	613,967	640,867
3.50% due 04/20/2046	67,020	69,749
3.50% due 05/20/2046	61,008	63,493
3.50% due 01/20/2047	397,133	413,307
4.00% due 02/20/2047	1,075,207	1,138,437
4.00% due May 30 TBA	1,180,000	1,247,758
4.50% due 05/15/2039	42,534	46,297
4.50% due 07/15/2040	4,995	5,353
4.50% due 07/20/2040	21,749	23,553
4.50% due 10/20/2040	131,033	141,831
4.50% due 08/20/2045	98,362	105,031
5.00% due 10/20/2039	91,191	101,093
5.00% due 06/15/2040	114,648	126,478
5.00% due 07/20/2040	46,387	51,021
5.50% due 01/15/2034	174,366	194,291
7.50% due 01/15/2032	36,904	45,065
Government National Mtg. Assoc. REMIC
Series 2010-68, Class WA
3.00% due 12/16/2039(2)	79,573	81,879
Series 2010-116, Class HB
4.00% due 09/20/2040(2)	285,921	302,479
Series 2005-C, Class M1
5.21% due 10/20/2045 FRS(2)(3)(8)	384,479	95,641

		6,168,463

Total U.S. Government Agencies (cost $25,442,443)		25,200,628

U.S. GOVERNMENT TREASURIES — 6.0%
United States Treasury Bonds — 1.6%
2.25% due 08/15/2046	988,000	848,137
2.50% due 02/15/2045	307,500	280,209
2.88% due 11/15/2046	335,000	329,269
3.00% due 05/15/2045	765,000	771,156
3.00% due 11/15/2045	164,400	165,607
3.00% due 02/15/2047	255,000	257,401
4.50% due 02/15/2036	950,000	1,218,486

		3,870,265

United States Treasury Notes — 4.4%
0.13% due 04/15/2019 TIPS(4)	1,263,005	1,274,700
0.13% due 07/15/2026 TIPS(4)	914,553	898,578
1.00% due 10/15/2019	995,000	986,644
1.00% due 11/15/2019	895,000	886,784
1.13% due 06/30/2021	862,000	841,427
1.38% due 12/15/2019	1,900,000	1,899,481
1.75% due 11/30/2021	169,000	168,815
1.88% due 02/28/2022	815,000	817,706
1.88% due 03/31/2022	375,000	375,952
2.00% due 12/31/2021	1,030,000	1,039,334
2.00% due 11/15/2026	865,000	843,983
2.25% due 02/15/2027	200,000	199,414

		10,232,818

Total U.S. Government Treasuries (cost $14,137,550)		14,103,083

MUNICIPAL BONDS & NOTES — 0.4%
Alabama Federal Aid Highway Finance Authority Revenue Bonds 5.00% due 09/01/2035	110,000	127,586
City of Portland, OR Water System Revenue Bonds 4.00% due 04/01/2034	55,000	58,606
New York City Water & Sewer System Revenue Bonds 5.72% due 06/15/2042	225,000	289,813
New York State Environmental Facilities Corp. Revenue Bonds 5.00% due 06/15/2034	80,000	93,791
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	120,000	123,670
State of California General Obligation Bonds 7.55% due 04/01/2039	115,000	169,701
State of Connecticut Special Tax Revenue Bonds 5.00% due 09/01/2031	55,000	63,070

Total Municipal Bonds & Notes (cost $858,946)		926,237

FOREIGN GOVERNMENT OBLIGATIONS — 0.9%
Regional Authority — 0.2%
Province of Alberta, Canada Senior Notes 1.90% due 12/06/2019	400,000	401,137

Sovereign — 0.4%
Dominican Republic Senior Notes 5.88% due 04/18/2024*	330,000	351,496
Government of Bermuda Senior Notes 4.85% due 02/06/2024*	200,000	212,166
Republic of Colombia Senior Notes 5.00% due 06/15/2045	270,000	272,700
Sultanate of Oman Senior Bonds 6.50% due 03/08/2047*	200,000	215,439

		1,051,801

SupraNational Banks — 0.3%
European Investment Bank Senior Notes 1.25% due 05/15/2018	640,000	639,527

Total Foreign Government Obligations (cost $2,050,061)		2,092,465

OPTIONS—PURCHASED — 0.0%
Put Options – Purchased(5) (cost $4,764)	29	453

Total Long-Term Investment Securities (cost $212,590,489)		229,701,477

SHORT-TERM INVESTMENT SECURITIES — 2.2%
U.S. Government Treasuries — 2.2%
United States Treasury Bills
0.52% due 05/11/2017(6)	190,000	189,965
0.80% due 07/13/2017	5,000,000	4,992,470

Total Short-Term Investment Securities (cost $5,181,836)		5,182,435

REPURCHASE AGREEMENTS — 2.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09% dated 04/28/2017, to be repurchased 05/01/2017 in the amount of $5,802,044 and collateralized by $5,802,000 of United States Treasury Bonds, bearing interest at 3.13% due 08/15/2044 and having an approximate value of $5,918,652 (cost $5,802,000)	5,802,000	5,802,000

TOTAL INVESTMENTS (cost $223,574,325)(7)	102.3%	240,685,912
Liabilities in excess of other assets	(2.2)	(5,257,523)

NET ASSETS	100.0%	$235,428,389

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2017, the aggregate value of these securities was $11,706,291 representing 5.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Interest Only
(4)	Principal amount of security is adjusted for inflation.
(5)	Options Purchased:

Exchange Traded Put Options - Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes Futures	May 2017	$122.00	29	$4,764	$453	$(4,311)

(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	See Note 3 for cost of investments on a tax basis.
(8)	Inverse Floating Rate-Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at April 30, 2017.
(9)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates as of April 30, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2017	Unrealized Appreciation (Depreciation)
71	Long	90 Day Euro Dollar	June 2017	$17,558,752	$17,521,913	$(36,839)
36	Long	90 Day Euro Dollar	September 2018	8,813,783	8,841,600	27,817
3	Long	S&P 500 E-Mini Index	June 2017	354,931	357,075	2,144
81	Long	U.S. Treasury 2 Year Notes	June 2017	17,510,510	17,545,359	34,849
16	Long	U.S. Treasury Long Bonds	June 2017	2,404,474	2,447,500	43,026
71	Short	90 Day Euro Dollar	December 2018	17,399,861	17,420,738	(20,877)
36	Short	90 Day Euro Dollar	September 2019	8,778,967	8,817,300	(38,333)
43	Short	U.S. Treasury 5 Year Notes	June 2017	5,041,388	5,091,469	(50,081)
7	Short	U.S. Treasury 10 Year Notes	June 2017	872,626	880,031	(7,405)
33	Short	U.S. Treasury 10 Year Ultra	June 2017	4,399,663	4,469,953	(70,290)
1	Short	U.S. Treasury Ultra Bonds	June 2017	155,592	162,938	(7,346)

						$(123,335)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$140,323,171	$—	$—	$140,323,171
Asset Backed Securities:
Diversified Financial Services	—	13,606,329	175,000	13,781,329
U.S. Corporate Bonds & Notes	—	25,047,767	—	25,047,767
Foreign Corporate Bonds & Notes	—	8,226,344	—	8,226,344
U.S. Government Agencies	—	25,200,628	—	25,200,628
U.S. Government Treasuries	—	14,103,083	—	14,103,083
Municipal Bonds & Notes	—	926,237	—	926,237
Foreign Government Obligations	—	2,092,465	—	2,092,465
Options - Purchased	453	—	—	453
Short-Term Investment Securities	—	5,182,435	—	5,182,435
Repurchase Agreements	—	5,802,000	—	5,802,000

Total Investments at Value	$140,323,624	$100,187,288	$175,000	$240,685,912

Other Financial Instruments:+
Futures Contracts	$107,836	$—	$—	$107,836

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$231,171	$—	$—	$231,171

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other Financial Instruments are derivative Instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 59.4%
Advertising Agencies — 0.5%
Interpublic Group of Cos., Inc.	22,855	$538,692
Omnicom Group, Inc.	25,070	2,058,749

		2,597,441

Aerospace/Defense — 1.1%
Lockheed Martin Corp.	9,970	2,686,416
Northrop Grumman Corp.	12,658	3,113,362

		5,799,778

Aerospace/Defense-Equipment — 0.9%
L3 Technologies, Inc.	5,105	876,886
Orbital ATK, Inc.	3,647	361,053
United Technologies Corp.	32,200	3,831,478

		5,069,417

Agricultural Chemicals — 0.3%
Monsanto Co.	11,418	1,331,453

Agricultural Operations — 0.3%
Archer-Daniels-Midland Co.	27,617	1,263,478
Bunge, Ltd.	6,893	544,754

		1,808,232

Airlines — 0.4%
Copa Holdings SA, Class A	13,530	1,575,163
Delta Air Lines, Inc.	15,778	716,952

		2,292,115

Apparel Manufacturers — 0.1%
Hanesbrands, Inc.	20,872	455,218

Appliances — 0.1%
Whirlpool Corp.	4,249	788,954

Applications Software — 0.5%
Intuit, Inc.	3,192	399,670
Microsoft Corp.	33,034	2,261,508

		2,661,178

Auto-Cars/Light Trucks — 0.4%
General Motors Co.	17,516	606,754
Hyundai Motor Co.	4,996	632,238
Kia Motors Corp.	24,633	754,425

		1,993,417

Auto/Truck Parts & Equipment-Original — 0.4%
Allison Transmission Holdings, Inc.	13,000	502,840
Delphi Automotive PLC	22,018	1,770,247

		2,273,087

Banks-Commercial — 0.3%
Royal Bank of Canada	8,347	571,550
Sumitomo Mitsui Financial Group, Inc.	29,100	1,076,550

		1,648,100

Banks-Fiduciary — 1.0%
Bank of New York Mellon Corp.	61,351	2,887,178
State Street Corp.	26,213	2,199,271

		5,086,449

Banks-Super Regional — 2.0%
PNC Financial Services Group, Inc.	22,277	2,667,671
SunTrust Banks, Inc.	10,515	597,357
US Bancorp	75,592	3,876,358
Wells Fargo & Co.	66,102	3,558,931

		10,700,317

Beverages-Non-alcoholic — 0.2%
Coca-Cola European Partners PLC	13,709	529,442
PepsiCo, Inc.	5,733	649,434

		1,178,876

Beverages-Wine/Spirits — 0.3%
Diageo PLC	62,760	1,826,106

Building & Construction Products-Misc. — 0.5%
Owens Corning	39,796	2,421,587

Building Products-Air & Heating — 0.8%
Johnson Controls International PLC	96,780	4,023,145

Cable/Satellite TV — 1.6%
Charter Communications, Inc., Class A†	7,267	2,508,278
Comcast Corp., Class A	160,677	6,296,931

		8,805,209

Chemicals-Diversified — 1.1%
Celanese Corp., Series A	9,681	842,634
E.I. du Pont de Nemours & Co.	11,913	950,062
PPG Industries, Inc.	38,546	4,233,893

		6,026,589

Coatings/Paint — 0.5%
Axalta Coating Systems, Ltd.†	29,412	922,655
Sherwin-Williams Co.	4,824	1,614,496

		2,537,151

Commercial Services-Finance — 0.5%
Equifax, Inc.	8,465	1,145,399
Moody’s Corp.	6,514	770,737
S&P Global, Inc.	1,813	243,287
Sabre Corp.	30,523	714,543

		2,873,966

Computer Data Security — 0.4%
Check Point Software Technologies, Ltd.†	20,006	2,080,824

Computer Services — 2.1%
Accenture PLC, Class A	36,910	4,477,183
Amdocs, Ltd.	4,549	278,581
Cognizant Technology Solutions Corp., Class A†	6,840	411,973
DXC Technology Co.†	22,146	1,668,479
Hewlett Packard Enterprise Co.	87,670	1,633,292
International Business Machines Corp.	17,168	2,751,859

		11,221,367

Computers — 0.2%
Apple, Inc.	8,850	1,271,302

Computers-Memory Devices — 0.1%
Seagate Technology PLC	9,650	406,554

Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	5,876	762,411

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	9,096	510,195

Cosmetics & Toiletries — 0.5%
Coty, Inc., Class A	53,033	946,639
Procter & Gamble Co.	17,031	1,487,317

		2,433,956

Data Processing/Management — 0.3%
Fidelity National Information Services, Inc.	12,801	1,077,716
Fiserv, Inc.†	4,329	515,757

		1,593,473

Diagnostic Equipment — 2.0%
Abbott Laboratories	88,445	3,859,740
Danaher Corp.	39,840	3,319,867
Thermo Fisher Scientific, Inc.	21,008	3,473,253

		10,652,860

Distribution/Wholesale — 0.1%
LKQ Corp.†	23,653	738,920

Diversified Banking Institutions — 5.2%
Bank of America Corp.	193,890	4,525,393
BNP Paribas SA	6,843	482,875
Citigroup, Inc.	58,659	3,467,920
Goldman Sachs Group, Inc.	18,451	4,129,334
JPMorgan Chase & Co.	120,351	10,470,537
Morgan Stanley	83,971	3,641,822
UBS Group AG	55,110	941,578

		27,659,459

Diversified Manufacturing Operations — 1.7%
3M Co.	20,729	4,059,360
Eaton Corp. PLC	23,199	1,754,772
Illinois Tool Works, Inc.	17,051	2,354,573
Ingersoll-Rand PLC	7,377	654,709

		8,823,414

Electric-Distribution — 0.4%
PPL Corp.	50,970	1,942,467

Electric-Integrated — 1.3%
American Electric Power Co., Inc.	15,614	1,059,098
Duke Energy Corp.	19,403	1,600,747
Engie SA	40,736	574,640
Exelon Corp.	39,156	1,355,972
FirstEnergy Corp.	17,827	533,740
Public Service Enterprise Group, Inc.	13,422	591,239
SSE PLC	22,910	412,752
WEC Energy Group, Inc.	9,186	555,937
Xcel Energy, Inc.	7,598	342,290

		7,026,415

Electronic Components-Semiconductors — 0.8%
Broadcom, Ltd.	3,194	705,267
Intel Corp.	23,873	863,009
Texas Instruments, Inc.	30,903	2,446,900

		4,015,176

Engines-Internal Combustion — 0.0%
Cummins, Inc.	1,485	224,146

Enterprise Software/Service — 0.3%
CA, Inc.	8,415	276,265
Oracle Corp.	34,472	1,549,861

		1,826,126

Finance-Credit Card — 0.5%
American Express Co.	12,854	1,018,680
Discover Financial Services	19,509	1,221,068
Visa, Inc., Class A	6,846	624,492

		2,864,240

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	13,769	534,926

Finance-Other Services — 0.2%
Nasdaq, Inc.	17,067	1,175,404

Fisheries — 0.2%
Marine Harvest ASA	66,880	1,112,330

Food-Catering — 0.1%
Aramark	20,074	733,102

Food-Confectionery — 0.1%
J.M. Smucker Co.	3,767	477,354

Food-Meat Products — 0.1%
Tyson Foods, Inc., Class A	11,567	743,295

Food-Misc./Diversified — 1.1%
Danone SA	14,306	1,000,150
General Mills, Inc.	28,384	1,632,364
Mondelez International, Inc., Class A	14,963	673,784
Nestle SA	33,576	2,586,533

		5,892,831

Food-Retail — 0.1%
Kroger Co.	15,773	467,669

Gas-Distribution — 0.1%
Sempra Energy	6,237	704,906

Home Decoration Products — 0.1%
Newell Brands, Inc.	15,234	727,271

Hotels/Motels — 0.1%
Marriott International, Inc., Class A	7,388	697,575

Instruments-Controls — 0.8%
Honeywell International, Inc.	33,834	4,436,991

Insurance Brokers — 0.6%
Aon PLC	24,587	2,946,506

Insurance-Life/Health — 0.6%
Prudential Financial, Inc.	32,293	3,456,320

Insurance-Multi-line — 2.0%
Chubb, Ltd.	31,140	4,273,965
MetLife, Inc.	93,105	4,823,770
Zurich Insurance Group AG	4,998	1,383,366

		10,481,101

Insurance-Property/Casualty — 0.6%
Travelers Cos., Inc.	24,678	3,002,325

Internet Content-Entertainment — 0.6%
Facebook, Inc., Class A†	21,712	3,262,228

Investment Management/Advisor Services — 0.6%
BlackRock, Inc.	4,737	1,821,708
Franklin Resources, Inc.	26,031	1,122,197
T. Rowe Price Group, Inc.	3,434	243,436

		3,187,341

Machinery-Farming — 0.1%
Deere & Co.	6,079	678,477

Medical Instruments — 0.8%
Medtronic PLC	51,413	4,271,906

Medical Products — 0.2%
Zimmer Biomet Holdings, Inc.	8,140	973,951

Medical-Biomedical/Gene — 0.3%
Celgene Corp.†	7,436	922,436
Gilead Sciences, Inc.	6,685	458,257

		1,380,693

Medical-Drugs — 4.1%
Allergan PLC	2,163	527,469
Bayer AG	19,384	2,398,662
Eli Lilly & Co.	40,414	3,316,373
Johnson & Johnson	51,078	6,306,601
Merck & Co., Inc.	56,139	3,499,144
Novartis AG	3,195	245,806
Pfizer, Inc.	153,927	5,221,204
Roche Holding AG	911	238,325

		21,753,584

Medical-HMO — 0.3%
Cigna Corp.	8,030	1,255,651
UnitedHealth Group, Inc.	941	164,562

		1,420,213

Medical-Hospitals — 0.1%
HCA Holdings, Inc.†	4,598	387,198

Medical-Wholesale Drug Distribution — 0.3%
McKesson Corp.	10,382	1,435,727

Metal-Diversified — 0.3%
Rio Tinto PLC	34,801	1,380,173

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	3,760	213,606

Multimedia — 0.7%
Time Warner, Inc.	27,126	2,692,798
Twenty-First Century Fox, Inc., Class A	21,166	646,410
Walt Disney Co.	2,454	283,682

		3,622,890

Networking Products — 0.6%
Cisco Systems, Inc.	96,463	3,286,494

Oil Companies-Exploration & Production — 1.3%
Anadarko Petroleum Corp.	15,386	877,310
Canadian Natural Resources, Ltd.	11,954	380,974
EOG Resources, Inc.	19,814	1,832,795
EQT Corp.	10,899	633,668
Hess Corp.	13,374	653,052
Noble Energy, Inc.	20,364	658,368
Occidental Petroleum Corp.	25,528	1,570,993
Rice Energy, Inc.†	23,974	510,407

		7,117,567

Oil Companies-Integrated — 1.3%
BP PLC	269,543	1,544,820
Chevron Corp.	18,798	2,005,747
Eni SpA	31,432	488,589
Exxon Mobil Corp.	29,756	2,429,577
Galp Energia SGPS SA	36,628	569,357

		7,038,090

Oil-Field Services — 0.3%
Schlumberger, Ltd.	22,902	1,662,456

Pharmacy Services — 0.1%
Express Scripts Holding Co.†	8,585	526,604

		2,189,060

Pipelines — 0.4%
Enterprise Products Partners LP	37,547	1,025,784
Plains All American Pipeline LP	11,560	338,130
Williams Partners LP	19,814	810,987

		2,174,901

Printing-Commercial — 0.1%
Transcontinental, Inc., Class A	31,186	556,301

Private Equity — 0.2%
Apollo Global Management LLC, Class A	24,139	646,201
Blackstone Group LP	20,642	636,599

		1,282,800

Real Estate Investment Trusts — 1.2%
Annaly Capital Management, Inc.	39,544	467,015
LaSalle Hotel Properties	20,515	585,908
Medical Properties Trust, Inc.	152,350	1,991,214
Public Storage	2,100	439,698
Starwood Property Trust, Inc.	53,893	1,222,832
STORE Capital Corp.	38,241	917,402
Washington Prime Group, Inc.	74,767	657,950

		6,282,019

Real Estate Management/Services — 0.1%
Jones Lang LaSalle, Inc.	6,120	702,943

Retail-Apparel/Shoe — 0.6%
Gap, Inc.	71,843	1,882,287
Ross Stores, Inc.	19,110	1,242,150

		3,124,437

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc.	2,013	286,128

Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Inc., Class A	5,420	485,253

Retail-Consumer Electronics — 0.3%
Best Buy Co., Inc.	31,257	1,619,425

Retail-Discount — 0.3%
Target Corp.	20,373	1,137,832
Wal-Mart Stores, Inc.	6,947	522,276

		1,660,108

Retail-Drug Store — 0.8%
CVS Health Corp.	53,525	4,412,601

Retail-Restaurants — 0.3%
Brinker International, Inc.	11,897	525,728
Starbucks Corp.	7,957	477,897
Yum! Brands, Inc.	5,890	387,268

		1,390,893

Semiconductor Components-Integrated Circuits — 0.5%
Maxim Integrated Products, Inc.	16,059	709,005
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	56,226	1,859,394

		2,568,399

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC	6,293	579,595

Telephone-Integrated — 0.9%
TDC A/S	76,706	411,712
Telefonica Brasil SA ADR	19,083	282,238
Verizon Communications, Inc.	85,577	3,928,840

		4,622,790

Textile-Apparel — 0.1%
LVMH Moet Hennessy Louis Vuitton SE	2,617	645,683

Tobacco — 2.7%
Altria Group, Inc.	58,688	4,212,624
Japan Tobacco, Inc.	9,200	305,855
Philip Morris International, Inc.	88,883	9,851,792

		14,370,271

Tools-Hand Held — 0.2%
Stanley Black & Decker, Inc.	8,688	1,182,871

Transport-Rail — 1.0%
Canadian National Railway Co.	8,155	589,525
Union Pacific Corp.	40,287	4,510,532

		5,100,057

Transport-Services — 0.4%
United Parcel Service, Inc., Class B	21,575	2,318,449

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co.	2,417	214,436

Web Portals/ISP — 0.1%
Alphabet, Inc., Class A†	837	773,823

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	6,232	535,765

Total Common Stocks (cost $241,433,332)		318,330,142

CONVERTIBLE PREFERRED SECURITIES — 0.9%
Electric-Integrated — 0.2%
Exelon Corp. 6.50%	21,284	1,051,217

Food-Meat Products — 0.3%
Tyson Foods, Inc. 4.75%	21,000	1,456,350

Medical-Drugs — 0.4%
Allergan PLC 5.50%	2,781	2,407,734

Total Convertible Preferred Securities (cost $4,642,526)		4,915,301

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.4%
Banks-Commercial — 0.1%
BPCE SA FRS 12.50% due 09/30/2019*(1)	$593,000	714,565

Banks-Money Center — 0.1%
BBVA Bancomer SA Sub. Notes 6.75% due 09/30/2022*	510,000	576,708

Diversified Banking Institutions — 0.1%
BNP Paribas SA FRS 7.20% due 06/25/2037*(1)	400,000	445,000

Insurance-Multi-line — 0.1%
ZFS Finance USA Trust V FRS 6.50% due 05/09/2067*	474,000	474,521

Total Preferred Securities/Capital Securities (cost $2,005,358)		2,210,794

ASSET BACKED SECURITIES — 2.3%
Diversified Financial Services — 2.3%
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	630,000	632,434
Bayview Financial Revolving Mtg. Loan Trust FRS Series 2005-E, Class M1 2.59% due 12/28/2040*(2)	369,324	281,295
CD Commercial Mortgage Trust Series 2017-CD4, Class A4 3.51% due 04/10/2027	210,000	216,298
Cent CLO LP FRS Series 2014-21A, Class A1BR 1.00% due 07/27/2026*(3)	590,176	590,386
Cent CLO LP FRS Series 2013-17A, Class A1 2.34% due 01/30/2025*(3)	529,000	529,471
Chesapeake Funding II LLC FRS Series 2016-2A, Class A2 1.99% due 06/15/2028*(2)	720,000	723,739
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.92% due 12/10/2049(4)	255,253	255,120
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(4)	821,121	855,642
Credit Suisse Commercial Mtg. Trust VRS Series 2007-C5, Class A4 5.70% due 09/15/2040(4)	456,332	457,659
CSAIL Commercial Mtg. Trust Series 2015-C2, Class A4 3.50% due 06/15/2057(4)	467,518	478,951
Dryden Senior Loan Fund FRS Series 2013-26A, Class A 2.26% due 07/15/2025*(3)	680,000	680,747
Dryden Senior Loan Fund FRS Series 2014-34A, Class AR 2.32% due 10/15/2026*(3)	882,000	883,885
Ford Credit Auto Owner Trust Series 2014-1, Class A 2.26% due 11/15/2025*	347,000	350,331

Ford Credit Auto Owner Trust Series 2014-2, Class A 2.31% due 04/15/2026*	268,000	270,631
Fortress Credit BSL, Ltd. FRS Series 2013-1A, Class A 2.34% due 01/19/2025*(3)	383,980	383,458
GMAC Mtg. Corp. Loan Trust VRS Series 2006-HE3, Class A3 5.81% due 10/25/2036	117,496	113,555
GS Mtg. Securities Corp. II Series 2015-GC30, Class A4 3.38% due 05/10/2050(4)	879,375	897,402
ING Investment Management CLO, Ltd. FRS Series 2013-2A, Class A1 2.31% due 04/25/2025*(3)	617,000	617,400
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(4)	1,010,000	1,041,325
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD11, Class A4 6.00% due 06/15/2049(4)	84,000	83,955
Morgan Stanley Capital I, Inc. VRS Series 1998-HF2, Class X 1.27% due 11/15/2030*(4)(5)	304,200	1,430
Mountain Hawk III CLO, Ltd. FRS Series 2014-3A, Class BR 2.96% due 04/18/2025*(3)	905,390	904,485
Residential Funding Mtg. Securities II, Inc. VRS Series 2005-HS2, Class AI3 5.32% due 12/25/2035	233,769	202,517
Wells Fargo Commercial Mtg. Trust Series 2015-C28, Class A4 3.54% due 05/15/2048(4)	893,749	923,473

Total Asset Backed Securities (cost $12,706,682)		12,375,589

U.S. CORPORATE BONDS & NOTES — 8.3%
Applications Software — 0.2%
Microsoft Corp. Senior Notes 4.25% due 02/06/2047	898,000	934,464

Auto-Cars/Light Trucks — 0.3%
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	483,000	487,277
General Motors Financial Co., Inc. Company Guar. Notes 5.25% due 03/01/2026	246,000	265,244
Toyota Motor Credit Corp. Senior Notes 3.40% due 09/15/2021	550,000	575,680

		1,328,201

Banks-Commercial — 0.1%
Citizens Bank NA Senior Bonds 2.25% due 03/02/2020	250,000	250,222

Banks-Super Regional — 0.1%
SunTrust Banks, Inc. Senior Notes 2.35% due 11/01/2018	271,000	272,867

Brewery — 0.3%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	707,000	720,455
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/2039	660,000	1,001,226

		1,721,681

Cable/Satellite TV — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	449,000	481,214
Time Warner Entertainment Co. LP Senior Sec. Notes 8.38% due 07/15/2033	700,000	949,771

		1,430,985

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/2040*	240,000	255,924
Crown Castle Towers LLC Senior Sec. Bonds 6.11% due 01/15/2040*	454,000	491,804

		747,728

Computers — 0.3%
Apple, Inc. Senior Notes 2.85% due 02/23/2023	740,000	751,631
Apple, Inc. Senior Notes 3.35% due 02/09/2027	470,000	480,714
Apple, Inc. Senior Notes 3.85% due 05/04/2043	228,000	221,422

		1,453,767

Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.50% due 08/15/2046	131,000	127,725

Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	527,000	505,480

Diversified Banking Institutions — 1.7%
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	800,000	840,997
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	1,282,000	1,347,324
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	500,000	505,084
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	460,000	511,202
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	460,000	463,753
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	706,000	717,432
JPMorgan Chase & Co. FRS Senior Notes 3.78% due 02/01/2028	691,000	702,769
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	770,000	833,494
Morgan Stanley Senior Notes 3.63% due 01/20/2027	690,000	691,879
Morgan Stanley Senior Notes 3.88% due 04/29/2024	665,000	687,402
Morgan Stanley Senior Notes 4.00% due 07/23/2025	248,000	257,014
Morgan Stanley Senior Notes 6.63% due 04/01/2018	1,270,000	1,325,827

		8,884,177

Diversified Manufacturing Operations — 0.1%
General Electric Capital Corp. FRS Senior Notes 1.78% due 01/09/2020	399,000	403,520

Electric-Integrated — 0.8%
Berkshire Hathaway Energy Co. Senior Notes 3.75% due 11/15/2023	410,000	431,343
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	82,000	77,479
Exelon Corp. Senior Notes 3.40% due 04/15/2026	707,000	702,471
Midamerican Funding LLC Senior Sec. Bonds 6.93% due 03/01/2029	166,000	219,849
Pacific Gas & Electric Co. Senior Notes 4.60% due 06/15/2043	530,000	574,206
PPL Capital Funding, Inc. Company Guar. Notes 3.40% due 06/01/2023	530,000	541,507
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	180,000	194,079
Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	672,000	684,278
Southern Co. Senior Notes 3.25% due 07/01/2026	804,000	782,555

		4,207,767

Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	495,000	599,497

Finance-Credit Card — 0.1%
Visa, Inc. Senior Notes 3.15% due 12/14/2025	748,000	760,388

Finance-Other Services — 0.1%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	188,000	191,250
Intercontinental Exchange, Inc. Company Guar. Notes 4.00% due 10/15/2023	519,000	551,723

		742,973

Food-Confectionery — 0.0%
WM Wrigley Jr. Co. Senior Notes 2.40% due 10/21/2018*	150,000	151,212

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc. Senior Notes 3.85% due 04/01/2023	570,000	595,193

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	570,000	619,978

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	350,000	372,548
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	297,000	306,340

		678,888

Insurance-Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 3.13% due 03/15/2026	245,000	247,095

Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	600,000	634,954

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	530,000	537,918

Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	325,000	327,254
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	771,000	768,360

		1,095,614

Medical-Biomedical/Gene — 0.3%
Celgene Corp. Senior Notes 2.88% due 08/15/2020	320,000	326,338
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	1,192,000	1,211,437
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	190,000	196,784

		1,734,559

Medical-HMO — 0.2%
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	822,000	864,530
WellPoint, Inc. Senior Notes 3.30% due 01/15/2023	375,000	381,150

		1,245,680

Metal-Diversified — 0.0%
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	99,000	101,714

Multimedia — 0.1%
Viacom, Inc. Senior Notes 3.45% due 10/04/2026	543,000	521,658

Oil Companies-Integrated — 0.2%
Chevron Corp. FRS Senior Notes 1.21% due 11/15/2017	1,056,000	1,057,196

Oil Refining & Marketing — 0.2%
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	792,000	767,046
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	254,000	254,282

		1,021,328

Pipelines — 0.6%
Enterprise Products Operating LLC Company Guar. Notes 6.50% due 01/31/2019	565,000	608,160
Kinder Morgan Energy Partners LP Company Guar. Notes 4.15% due 02/01/2024	520,000	534,654
Kinder Morgan Energy Partners LP Company Guar. Bonds 7.40% due 03/15/2031	110,000	134,113
Kinder Morgan Energy Partners LP Company Guar. Bonds 7.75% due 03/15/2032	212,000	269,675
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	404,000	395,218
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027*	678,000	715,575
Spectra Energy Capital LLC Company Guar. Notes 8.00% due 10/01/2019	708,000	794,313

		3,451,708

Real Estate Investment Trusts — 0.1%
HCP, Inc. Senior Notes 5.38% due 02/01/2021	460,000	502,118

Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	711,000	893,661

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	173,000	224,397

Retail-Drug Store — 0.3%
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	685,000	712,572
Walgreens Boots Alliance, Inc. Senior Notes 3.30% due 11/18/2021	529,000	544,665
Walgreens Boots Alliance, Inc. Senior Notes 4.50% due 11/18/2034	265,000	265,931

		1,523,168

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	523,000	523,138
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	523,000	509,311
AT&T, Inc. Senior Notes 5.45% due 03/01/2047	564,000	582,221
Verizon Communications, Inc. Senior Notes 5.05% due 03/15/2034	637,000	651,878

		2,266,548

Tobacco — 0.2%
Reynolds American, Inc. Company Guar. Notes 5.85% due 08/15/2045	811,000	958,282

Total U.S. Corporate Bonds & Notes (cost $42,477,566)		44,434,311

FOREIGN CORPORATE BONDS & NOTES — 3.6%
Banks-Commercial — 0.6%
Banco de Credito del Peru/Panama Senior Notes 5.38% due 09/16/2020	522,000	570,285
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Bonds 4.10% due 09/09/2023*	530,000	565,973
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	460,000	491,121
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	240,000	267,249
ING Bank NV Sub. Notes 5.80% due 09/25/2023*	659,000	737,594
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.01% due 10/19/2026	385,000	375,243
Swedbank AB Senior Notes 2.13% due 09/29/2017*	200,000	200,553

		3,208,018

Banks-Money Center — 0.1%
ABN AMRO Bank NV Sub. Notes 4.80% due 04/18/2026*	400,000	420,576

Banks-Special Purpose — 0.2%
KFW Government Guar. Notes 4.88% due 06/17/2019	840,000	898,094

Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 2.63% due 04/29/2023	640,000	638,502

Cellular Telecom — 0.2%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/2018	982,000	1,043,738

Diversified Banking Institutions — 0.3%
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.85% due 03/01/2026	493,000	511,857
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	694,000	695,112
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 04/15/2026*(2)	523,000	540,077

		1,747,046

Diversified Financial Services — 0.0%
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	256,000	265,763

Electric-Distribution — 0.2%
State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 2.75% due 05/07/2019*(2)	561,000	567,374
State Grid Overseas Investment 2016, Ltd. Company Guar. Notes 2.75% due 05/04/2022*(2)	394,000	392,164

		959,538

Food-Misc./Diversified — 0.1%
Danone SA Senior Notes 2.95% due 11/02/2026*	694,000	664,783

Investment Management/Advisor Services — 0.1%
UBS Group Funding Switzerland AG Company Guar. Notes 4.25% due 03/23/2028*	524,000	539,848

Medical-Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	930,000	900,432

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	288,000	293,117
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044	338,000	344,277

		637,394

Oil Companies-Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	193,000	207,598
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	527,000	574,768
Petro-Canada Senior Notes 6.05% due 05/15/2018	1,075,000	1,121,119
Petroleos Mexicanos Company Guar. Notes 3.13% due 01/23/2019	229,000	231,061
Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046	569,000	529,668
Total Capital International SA Company Guar. Notes 1.55% due 06/28/2017	424,000	424,191
Total Capital International SA Company Guar. Notes 3.75% due 04/10/2024	580,000	609,093

		3,697,498

Pipelines — 0.2%
APT Pipelines, Ltd. Company Guar. Notes 4.20% due 03/23/2025*	774,000	796,141
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	58,000	59,323

		855,464

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.63% due 09/21/2023*	650,000	671,693

Sovereign Agency — 0.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	1,110,000	1,091,420

Tobacco — 0.1%
Imperial Brands Finance PLC Company Guar. Notes 2.95% due 07/21/2020*(2)	517,000	524,469

Web Portals/ISP — 0.1%
Baidu, Inc. Senior Notes 3.50% due 11/28/2022	690,000	706,610

Total Foreign Corporate Bonds & Notes (cost $18,894,849)		19,470,886

U.S. GOVERNMENT AGENCIES — 11.6%
Federal Home Loan Bank — 0.5%
3.50% due 11/01/2046	286,026	294,366
3.50% due 12/01/2046	1,257,366	1,294,026
3.50% due 01/01/2047	1,089,848	1,121,624

		2,710,016

Federal Home Loan Mtg. Corp. — 3.5%
3.00% due 03/01/2043	388,732	390,586
3.00% due 04/01/2043	882,966	887,364
3.00% due 05/01/2043	767,475	771,347
3.00% due 05/01/2046	399,303	400,028
3.00% due 10/01/2046	704,611	705,890
3.00% due 11/01/2046	925,374	927,055
3.00% due 12/01/2046	1,423,917	1,422,916
3.50% due 02/01/2042	413,077	427,029
3.50% due 04/01/2042	250,229	259,706
3.50% due 12/01/2042	629,870	651,194
3.50% due 04/01/2043	171,992	177,814
3.50% due 07/01/2043	238,325	246,154
3.50% due 08/01/2043	407,547	420,935
3.50% due 12/01/2045	491,194	505,515
4.00% due 11/01/2040	490,110	518,062
4.00% due 01/01/2041	999,748	1,056,776
4.00% due 04/01/2044	347,008	365,588
4.50% due 08/01/2018	13,148	13,498
4.50% due 11/01/2018	31,060	31,885
4.50% due 01/01/2019	8,719	8,951
4.50% due 03/01/2019	2,583	2,653
4.50% due 08/01/2019	2,245	2,310
4.50% due 02/01/2020	4,144	4,254
4.50% due 08/01/2024	150,173	160,492
4.50% due 04/01/2035	27,442	29,594
4.50% due 07/01/2039	215,112	232,156
4.50% due 09/01/2039	93,249	100,643
4.50% due 10/01/2039	53,720	57,973
4.50% due 12/01/2039	85,657	92,458
4.50% due 05/01/2042	146,966	158,615
5.00% due 03/01/2018	6,090	6,253
5.00% due 05/01/2018	8,737	8,970
5.00% due 09/01/2018	8,939	9,178
5.00% due 02/01/2019	17,090	17,546
5.00% due 09/01/2033	119,697	131,962
5.00% due 03/01/2034	47,744	52,320
5.00% due 04/01/2034	21,239	23,376
5.00% due 08/01/2035	31,824	34,941
5.00% due 10/01/2035	68,485	75,430
5.00% due 11/01/2035	208,398	228,819
5.00% due 12/01/2036	37,919	41,649
5.00% due 07/01/2039	288,793	315,701
5.50% due 01/01/2019	12,511	12,587
5.50% due 04/01/2019	2,281	2,321
5.50% due 06/01/2019	1,394	1,403
5.50% due 07/01/2019	2,022	2,035
5.50% due 10/01/2024	30,114	33,357
5.50% due 06/01/2025	44,988	49,841
5.50% due 07/01/2025	27,428	30,395
5.50% due 08/01/2025	38,843	43,038
5.50% due 09/01/2025	25,309	28,203

5.50% due 12/01/2033	82,365	94,496
5.50% due 01/01/2034	119,940	134,882
5.50% due 04/01/2034	18,271	20,284
5.50% due 11/01/2034	15,660	17,652
5.50% due 05/01/2035	18,648	20,824
5.50% due 09/01/2035	22,905	25,419
5.50% due 10/01/2035	19,331	21,509
6.00% due 07/01/2017	60	60
6.00% due 10/01/2017	96	96
6.00% due 08/01/2019	15,254	15,666
6.00% due 09/01/2019	2,263	2,289
6.00% due 11/01/2019	4,612	4,655
6.00% due 05/01/2021	5,426	5,615
6.00% due 10/01/2021	32,874	34,358
6.00% due 02/01/2023	44,088	49,858
6.00% due 12/01/2025	17,648	19,958
6.00% due 02/01/2026	16,144	18,257
6.00% due 04/01/2034	58,733	67,550
6.00% due 07/01/2034	55,487	63,318
6.00% due 08/01/2034	139,396	159,924
6.00% due 09/01/2034	5,230	5,914
6.00% due 07/01/2035	39,237	44,797
6.00% due 08/01/2035	33,133	37,780
6.00% due 11/01/2035	59,973	68,812
6.00% due 03/01/2036	15,119	17,098
6.00% due 07/01/2036	14,844	16,792
6.00% due 10/01/2036	30,738	35,123
6.00% due 01/01/2037	45,261	51,984
6.00% due 03/01/2037	8,446	9,552
6.00% due 05/01/2037	63,475	72,674
6.00% due 06/01/2037	33,233	37,656
6.50% due 05/01/2034	12,395	13,766
6.50% due 06/01/2034	39,627	44,470
6.50% due 08/01/2034	60,643	67,350
6.50% due 10/01/2034	34,766	39,786
6.50% due 11/01/2034	1,416	1,572
6.50% due 05/01/2037	42,862	49,531
6.50% due 07/01/2037	29,070	32,371
Federal Home Loan Mtg. Corp. Multifamily Structured Pass-Through Certs.
Series K712, Class A2
1.87% due 11/25/2019(4)	225,000	225,464
Series K704, Class A2
2.41% due 08/25/2018(4)	273,073	275,276
Series K503, Class A2
2.46% due 08/25/2019(4)	200,000	202,848
Series K026, Class A2
2.51% due 11/25/2022(4)	263,000	266,164
Series K042, Class A2
2.67% due 12/25/2024(4)	320,000	321,219
Series K055, Class A2
2.67% due 03/25/2026(4)	232,000	230,551
Series K025, Class A2
2.68% due 10/25/2022(4)	200,000	204,357
Series K720, Class A2
2.72% due 06/25/2022(4)	218,832	224,015
Series K718, Class A2
2.79% due 01/25/2022(4)	299,000	307,525
Series K028, Class A2
3.11% due 02/25/2023(4)	439,000	457,014
Series K702, Class A2
3.15% due 02/25/2018(4)	65,337	65,980
Series K041, Class A2
3.17% due 10/25/2024(4)	267,000	277,422
Series K030, Class A2
3.25% due 04/25/2023 VRS(4)	507,000	530,915
Series K060, Class A2
3.27% due 10/25/2026(4)	193,000	200,706
Series K029, Class A2
3.32% due 02/25/2023 VRS(4)	118,000	124,105
Series K035, Class A2
3.46% due 08/25/2023 VRS(4)	523,000	553,627
Series K003, Class A5
5.09% due 03/25/2019(4)	793,000	832,194

		18,901,846

Federal National Mtg. Assoc. — 6.3%
2.41% due 05/01/2023	102,354	103,252
2.55% due 05/01/2023	93,794	95,313
2.59% due 05/01/2023	96,064	97,821
2.70% due 07/01/2025	75,000	75,086
3.00% due 03/01/2027	70,599	72,879
3.00% due 04/01/2027	214,857	221,813
3.00% due 04/01/2030	208,996	215,176
3.00% due 11/01/2030	222,974	229,567
3.00% due 12/01/2030	380,158	391,398
3.00% due 12/01/2031	932,414	960,762
3.00% due 09/01/2046	148,255	148,587
3.00% due 10/01/2046	889,107	890,215
3.00% due 11/01/2046	704,265	705,841
3.50% due 11/01/2041	37,044	38,316
3.50% due 01/01/2042	477,685	494,133
3.50% due 01/01/2043	163,302	168,717
3.50% due 04/01/2043	538,593	556,144
3.50% due 05/01/2043	788,587	814,054
3.50% due 06/01/2043	296,107	305,388
3.50% due 07/01/2043	867,745	895,283
3.50% due 09/01/2043	1,119,100	1,154,124
3.50% due 02/01/2045	824,055	851,930
3.50% due 09/01/2045	971,121	999,470
3.50% due 10/01/2045	1,080,264	1,114,418
3.50% due 01/01/2046	206,337	213,326
3.50% due 05/01/2046	306,583	316,246
3.50% due 07/01/2046	841,286	868,443
3.50% due 08/01/2043	278,345	287,568
3.50% due 10/01/2046	269,527	277,395
3.50% due 12/01/2046	680,764	700,637
3.50% due 01/01/2047	105,403	108,480
3.50% due May 30 TBA	320,000	329,038
3.80% due 02/01/2018	81,548	82,133
3.83% due 07/01/2018	65,366	66,668

4.00% due 09/01/2040	869,220	918,380
4.00% due 11/01/2040	199,307	210,614
4.00% due 12/01/2040	203,735	215,328
4.00% due 12/01/2040	282,107	298,137
4.00% due 02/01/2041	534,924	565,547
4.00% due 06/01/2041	543,938	574,823
4.00% due 11/01/2041	185,219	195,816
4.00% due 01/01/2042	1,203,443	1,272,296
4.00% due 04/01/2042	159,511	168,515
4.00% due 10/01/2042	139,858	147,798
4.00% due 12/01/2042	165,470	174,801
4.00% due 01/01/2043	254,264	269,175
4.00% due 04/01/2043	41,265	43,625
4.00% due 05/01/2043	509,708	539,842
4.00% due 06/01/2043	232,508	245,807
4.00% due 07/01/2043	239,789	252,719
4.00% due 01/01/2044	99,658	105,817
4.00% due 04/01/2044	108,287	114,422
4.00% due 05/01/2044	402,178	424,801
4.00% due 11/01/2044	208,348	219,582
4.00% due 02/01/2045	308,611	328,073
4.00% due May 30 TBA	405,400	426,937
4.50% due 04/01/2018	4,504	4,623
4.50% due 06/01/2018	8,923	9,158
4.50% due 07/01/2018	3,439	3,530
4.50% due 03/01/2019	11,970	12,285
4.50% due 04/01/2020	25,053	25,798
4.50% due 07/01/2020	7,015	7,221
4.50% due 08/01/2033	124,425	134,263
4.50% due 03/01/2034	375,323	405,671
4.50% due 01/01/2040	116,958	126,301
4.50% due 02/01/2041	236,222	255,590
4.50% due 04/01/2041	330,014	357,008
4.50% due 01/01/2043	252,428	272,624
4.50% due 04/01/2044	1,455,267	1,571,579
4.50% due 06/01/2044	163,402	176,450
4.60% due 09/01/2019	78,827	83,432
5.00% due 02/01/2018	16,655	17,107
5.00% due 12/01/2018	26,247	26,960
5.00% due 07/01/2019	12,636	13,007
5.00% due 11/01/2019	18,239	18,734
5.00% due 03/01/2020	9,947	10,217
5.00% due 07/01/2020	10,506	10,791
5.00% due 08/01/2020	10,122	10,596
5.00% due 12/01/2020	26,794	27,722
5.00% due 11/01/2033	64,802	71,235
5.00% due 03/01/2034	50,992	55,900
5.00% due 05/01/2034	20,239	22,230
5.00% due 08/01/2034	20,289	22,274
5.00% due 09/01/2034	57,643	63,281
5.00% due 06/01/2035	93,111	102,144
5.00% due 07/01/2035	182,637	200,255
5.00% due 08/01/2035	41,941	46,061
5.00% due 09/01/2035	31,336	34,374
5.00% due 10/01/2035	158,625	173,945
5.00% due 10/01/2039	65,688	72,507
5.00% due 11/01/2039	94,485	104,558
5.00% due 11/01/2040	63,908	70,791
5.00% due 01/01/2041	15,981	17,532
5.00% due 03/01/2041	44,030	48,466
5.37% due 05/01/2018	485,498	495,142
5.50% due 11/01/2017	2,712	2,729
5.50% due 01/01/2018	1,025	1,026
5.50% due 02/01/2018	4,182	4,212
5.50% due 07/01/2019	30,327	31,087
5.50% due 08/01/2019	6,232	6,376
5.50% due 09/01/2019	31,109	31,960
5.50% due 01/01/2021	26,310	27,313
5.50% due 03/01/2021	9,619	10,021
5.50% due 05/01/2022	15,924	16,868
5.50% due 02/01/2033	50,805	56,798
5.50% due 06/01/2033	77,219	86,487
5.50% due 07/01/2033	257,663	288,785
5.50% due 11/01/2033	86,728	97,214
5.50% due 12/01/2033	8,143	9,042
5.50% due 01/01/2034	69,500	77,623
5.50% due 02/01/2034	133,817	149,920
5.50% due 03/01/2034	24,729	28,142
5.50% due 04/01/2034	30,148	33,585
5.50% due 05/01/2034	168,833	190,294
5.50% due 06/01/2034	14,155	15,861
5.50% due 07/01/2034	185,373	207,712
5.50% due 09/01/2034	241,842	269,174
5.50% due 10/01/2034	361,696	405,001
5.50% due 11/01/2034	373,445	417,941
5.50% due 12/01/2034	148,853	166,909
5.50% due 01/01/2035	271,828	304,818
5.50% due 04/01/2035	34,647	38,807
5.50% due 09/01/2035	134,349	151,695
5.50% due 06/01/2036	64,556	71,681
5.50% due 03/01/2037	40,263	45,501
6.00% due 08/01/2017	481	481
6.00% due 03/01/2018	506	510
6.00% due 11/01/2018	5,032	5,095
6.00% due 01/01/2021	18,980	19,766
6.00% due 05/01/2021	7,097	7,435
6.00% due 07/01/2021	37,502	39,463
6.00% due 11/01/2025	25,152	28,480
6.00% due 04/01/2034	89,488	103,157
6.00% due 05/01/2034	74,671	84,551
6.00% due 06/01/2034	225,042	258,960
6.00% due 07/01/2034	110,292	125,667
6.00% due 08/01/2034	48,731	55,205
6.00% due 10/01/2034	140,638	160,310
6.00% due 11/01/2034	14,951	16,978
6.00% due 12/01/2034	4,354	4,930
6.00% due 08/01/2035	33,968	38,592
6.00% due 09/01/2035	67,270	77,113
6.00% due 10/01/2035	51,665	59,467
6.00% due 11/01/2035	7,936	8,987
6.00% due 12/01/2035	124,450	142,526
6.00% due 02/01/2036	98,539	111,790
6.00% due 03/01/2036	11,675	13,305
6.00% due 04/01/2036	27,875	31,890
6.00% due 06/01/2036	13,120	15,029
6.00% due 12/01/2036	20,833	23,763
6.00% due 07/01/2037	44,822	51,432
6.50% due 06/01/2031	27,191	30,926
6.50% due 07/01/2031	748	831

6.50% due 09/01/2031	22,750	25,314
6.50% due 02/01/2032	14,643	16,274
6.50% due 07/01/2032	81,111	93,635
6.50% due 08/01/2032	55,664	64,899
6.50% due 01/01/2033	38,614	43,519
6.50% due 04/01/2034	13,108	15,130
6.50% due 06/01/2034	15,861	17,761
6.50% due 08/01/2034	26,836	29,824
6.50% due 05/01/2036	42,877	49,299
6.50% due 01/01/2037	11,492	12,771
6.50% due 02/01/2037	78,324	89,519
6.50% due 05/01/2037	49,084	56,488
6.50% due 07/01/2037	36,153	41,503
Federal National Mtg. Assoc. REMIC
Series 2011-M7, Class A2
2.58% due 09/25/2018(4)	337,489	339,735
Series 2017-M4, Class A2
2.60% due 12/25/2026 VRS(4)	316,000	309,247

		33,709,977

Government National Mtg. Assoc. — 1.1%
3.00% due 02/15/2043	316,839	322,136
3.00% due 06/20/2043	389,484	396,284
3.00% due 07/20/2043	276,700	281,531
3.50% due 12/15/2041	226,754	236,504
3.50% due 02/15/2042	92,782	97,028
3.50% due 06/20/2043	513,048	535,527
3.50% due 07/20/2043	663,451	692,520
4.00% due 01/20/2041	633,989	676,598
4.00% due 02/20/2041	158,295	168,722
4.00% due 04/20/2041	119,066	126,893
4.00% due 02/20/2042	171,018	181,754
4.50% due 07/20/2033	10,553	11,360
4.50% due 09/20/2033	75,189	80,941
4.50% due 12/20/2034	31,811	34,249
4.50% due 11/15/2039	189,963	203,963
4.50% due 03/15/2040	207,116	226,229
4.50% due 04/15/2040	239,444	256,759
4.50% due 06/15/2040	98,973	107,774
4.50% due 01/20/2041	151,986	163,981
5.00% due 07/20/2033	16,464	18,394
5.00% due 06/15/2034	76,394	84,695
5.00% due 10/15/2034	33,371	36,991
5.50% due 11/15/2032	101,075	113,273
5.50% due 05/15/2033	279,844	315,764
5.50% due 12/15/2033	86,456	97,585
5.50% due 10/15/2035	2,821	3,148
6.00% due 09/15/2032	66,808	77,318
6.00% due 04/15/2033	106,635	123,685
6.00% due 02/15/2034	99,555	114,843
6.00% due 07/15/2034	48,254	55,880
6.00% due 09/15/2034	24,057	27,289
6.00% due 01/20/2035	21,579	25,223
6.00% due 02/20/2035	29,189	33,709
6.00% due 04/20/2035	17,792	20,595
6.00% due 01/15/2038	122,446	141,067

		6,090,212

Small Business Administration — 0.1%
Series 2003-20G, Class 1
4.35% due 07/01/2023	14,924	15,637
Series 2004-20D, Class 1
4.77% due 04/01/2024	46,833	49,414
Series 2005-20C, Class 1
4.95% due 03/01/2025	121,817	129,138
Series 2004-20I, Class 1
4.99% due 09/01/2024	73,381	77,690
Series 2004-20E, Class 1
5.18% due 05/01/2024	78,276	82,905
Series 2004-20F, Class 1
5.52% due 06/01/2024	92,175	98,146

		452,930

Sovereign Agency — 0.1%
Financing Corp. Sec. Notes 9.65% due 11/02/2018	235,000	263,803

Total U.S. Government Agencies (cost $60,922,209)		62,128,784

U.S. GOVERNMENT TREASURIES — 12.0%
United States Treasury Bonds — 3.1%
2.50% due 02/15/2045	6,316,000	5,755,455
2.88% due 05/15/2043	4,855,200	4,791,476
4.50% due 08/15/2039	3,761,400	4,808,273
5.00% due 05/15/2037	16,000	21,777
5.25% due 02/15/2029	1,000	1,294
6.00% due 02/15/2026	170,000	221,352
6.25% due 08/15/2023	128,000	160,205
6.75% due 08/15/2026	377,000	519,671
8.00% due 11/15/2021	318,000	404,133

		16,683,636

United States Treasury Notes — 8.9%
1.00% due 06/30/2019	15,859,000	15,756,170
1.38% due 02/29/2020	497,000	496,165
1.75% due 11/30/2021	6,388,000	6,381,011
2.00% due 11/15/2026	1,150,000	1,122,058
2.50% due 08/15/2023	8,400,000	8,635,595
3.13% due 05/15/2019	3,511,000	3,640,194
3.13% due 05/15/2021	7,914,000	8,354,525
3.50% due 05/15/2020	1,809,000	1,917,611
3.75% due 11/15/2018	1,291,000	1,340,421

		47,643,750

Total U.S. Government Treasuries (cost $63,213,302)		64,327,386

MUNICIPAL BONDS & NOTES — 0.2%
New Jersey Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040 (cost $702,616)	675,000	982,949

FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Sovereign — 0.2%
United Mexican States Senior Bonds 4.75% due 03/08/2044 (cost $837,710)	849,000	837,539

Total Long-Term Investment Securities (cost $447,836,150)		530,013,681

SHORT-TERM INVESTMENT SECURITIES — 0.9%
Time Deposits — 0.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 05/01/2017	796,000	796,000
U.S. Government Agencies — 0.7%
Federal Home Loan Bank Disc. Notes zero coupon due 05/01/2017	3,887,000	3,887,000

Total Short-Term Investment Securities (cost $4,683,000)		4,683,000

TOTAL INVESTMENTS (cost $452,519,150)(6)	99.8%	534,696,681
Other assets less liabilities	0.2	900,998

NET ASSETS	100.0%	$535,597,679

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2017, the aggregate value of these securities was $20,879,622 representing 3.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Illiquid security. At April 30, 2017, the aggregate value of these securities was $3,029,118 representing 0.6% of net assets.
(3)	Collateralized Loan Obligation
(4)	Commercial Mortgage Backed Security
(5)	Interest Only
(6)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depositary Receipt
CLO	— Collateralized Loan Obligation
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
ULC	— Unlimited Liability Corp.
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current rates as of April 30, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$318,330,142	$—	$—	$318,330,142
Convertible Preferred Securities	4,915,301	—	—	4,915,301
Preferred Securities/Capital Securities	—	2,210,794	—	2,210,794
Asset Backed Securities	—	12,375,589	—	12,375,589
U.S. Corporate Bonds & Notes	—	44,434,311	—	44,434,311
Foreign Corporate Bonds & Notes	—	19,470,886	—	19,470,886
U.S. Government Agencies	—	62,128,784	—	62,128,784
U.S. Government Treasuries	—	64,327,386	—	64,327,386
Municipal Bonds & Notes	—	982,949	—	982,949
Foreign Government Obligations	—	837,539	—	837,539
Short-Term Investment Securities	—	4,683,000	—	4,683,000

Total Investments at Value	$323,245,443	$211,451,238	$—	$534,696,681

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SunAmerica Dynamic Allocation Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 80.7%
Domestic Equity Investment Companies — 45.2%
Anchor Series Trust Capital Appreciation Portfolio, Class 1	4,462,424	$192,178,639
Anchor Series Trust Growth and Income Portfolio, Class 1	13,629,147	186,271,860
Anchor Series Trust Growth Portfolio, Class 1	5,389,593	150,489,417
Seasons Series Trust Large Cap Growth Portfolio, Class 1	12,072,614	169,170,823
Seasons Series Trust Large Cap Value Portfolio, Class 1	21,398,003	370,333,595
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	5,403,083	94,114,906
Seasons Series Trust Mid Cap Value Portfolio, Class 1	8,965,973	161,841,899
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 1	7,944,086	71,697,183
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	9,945,149	188,826,944
Seasons Series Trust Small Cap Portfolio, Class 1	7,098,127	100,681,934
Seasons Series Trust Stock Portfolio, Class 1	13,814,363	355,357,780
SunAmerica Series Trust Aggressive Growth Portfolio, Class 1†	1,391,811	27,103,384
SunAmerica Series Trust Blue Chip Growth, Class 1	33,869,312	393,550,297
SunAmerica Series Trust Capital Growth Portfolio, Class 1	10,388,287	158,834,682
SunAmerica Series Trust Fundamental Growth Portfolio, Class 1	1,153,215	27,057,400
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1	11,795,182	99,911,557
SunAmerica Series Trust Growth-Income Portfolio, Class 1	12,285,780	416,116,491
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1	5,807,331	96,368,772
SunAmerica Series Trust Real Estate Portfolio, Class 1	5,956,769	91,600,463
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	1,165,398	14,975,985
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	56,362,273	1,139,866,550
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	8,936,365	184,403,060
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	15,031,876	332,376,023
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1†	6,578,317	67,602,731
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	5,211,208	54,304,281
SunAmerica Series Trust Small Company Value Portfolio, Class 1	4,880,516	122,085,243

Total Domestic Equity Investment Companies (cost $4,762,359,252)		5,267,121,899

Domestic Fixed Income Investment Companies — 23.2%
Anchor Series Trust Government and Quality Bond Portfolio, Class 1	32,558,644	491,198,321
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	55,931,059	657,657,468
Seasons Series Trust Real Return Portfolio, Class 1†	16,159,711	158,290,737
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	26,990,345	369,615,609
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	14,576,602	87,755,821
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	17,689,142	178,445,940
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	64,230,213	576,882,762
SunAmerica Series Trust Ultra Short Bond Portfolio, Class 1†	17,894,655	189,045,433

Total Domestic Fixed Income Investment Companies (cost $2,701,620,055)		2,708,892,091

International Equity Investment Companies — 11.8%
Seasons Series Trust International Equity Portfolio, Class 1	34,627,276	302,389,886
SunAmerica Series Trust Emerging Markets Portfolio, Class 1	16,157,828	124,974,142
SunAmerica Series Trust Foreign Value Portfolio, Class 1	15,431,599	241,419,099
SunAmerica Series Trust Global Equities Portfolio, Class 1	14,438,575	296,834,104
SunAmerica Series Trust International Diversified Equities Portfolio, Class 1	26,881,410	265,080,912
SunAmerica Series Trust SA International Index Portfolio, Class 1†	13,798,643	144,143,247

Total International Equity Investment Companies (cost $1,300,755,879)		1,374,841,390

International Fixed Income Investment Companies — 0.5%
SunAmerica Series Trust Global Bond Portfolio, Class 1 (cost $56,490,435)	5,056,252	56,255,051

Total Affiliated Registered Investment Companies (cost $8,821,225,621)		9,407,110,431

U.S. GOVERNMENT TREASURIES — 14.6%
United States Treasury Bonds — 0.8%
6.00% due 02/15/2026	$35,945,000	46,802,906
6.63% due 02/15/2027	10,955,000	15,144,433
6.75% due 08/15/2026	8,070,000	11,123,994
6.88% due 08/15/2025	9,580,000	13,007,092
7.63% due 02/15/2025	10,155,000	14,180,107

		100,258,532

United States Treasury Notes — 13.8%
1.50% due 08/15/2026(1)	127,563,100	119,291,398
1.63% due 02/15/2026	143,447,000	136,201,779
1.63% due 05/15/2026	141,466,500	134,039,509
2.00% due 02/15/2025	147,285,000	145,392,093
2.00% due 08/15/2025	146,390,000	143,885,414
2.00% due 11/15/2026	173,762,200	169,540,300
2.13% due 05/15/2025	146,385,000	145,487,221
2.25% due 11/15/2024	140,840,200	141,786,505
2.25% due 11/15/2025(1)	144,170,000	144,231,993
2.25% due 02/15/2027	56,725,000	56,558,796
2.38% due 08/15/2024(1)	144,855,000	147,265,532

2.50% due 05/15/2024(1)	117,781,000	120,863,564

		1,604,544,104

Total U.S. Government Treasuries (cost $1,719,083,142)		1,704,802,636

OPTIONS - PURCHASED — 0.3%
Put Options – Purchased(4) (cost $63,847,345)	3,680,000	35,249,778

Total Long-Term Investment Securities (cost $10,604,156,108)		11,147,162,845

SHORT-TERM INVESTMENT SECURITIES — 4.8%
Registered Investment Companies — 4.8%
AllianceBernstein Government STIF Portfolio 0.42%(3) (cost $557,949,071)	557,949,071	557,949,071

TOTAL INVESTMENTS (cost $11,162,105,179)(2)	100.4%	11,705,111,916
Liabilities in excess of other assets	(0.4)	(51,590,820)

NET ASSETS	100.0%	$11,653,521,096

†	Non-income producing security
@	The SunAmerica Series Trust Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 2

STIF — Short Term Index Fund

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for cost of investments on a tax basis.
(3)	The rate shown is the 7-day yield as of April 30, 2017.
(4)	Purchased Options:

Over the Counter Put Options - Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at April 30, 2017	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	July 2017	$2,150	3,030,000	$54,507,345	$26,208,982	$(28,298,363)
S&P 500 Index	July 2017	2,225	650,000	9,340,000	9,040,796	(299,204)

				$63,847,345	$35,249,778	$(28,597,567)

Over the Counter Written Call Options

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at April 30, 2017	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	July 2017	$2,475	3,030,000	$25,289,862	$23,499,207	$1,790,655
S&P 500 Index	July 2017	2,490	650,000	4,084,200	3,812,203	271,997

				$29,374,062	$27,311,410	$2,062,652

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2017	Unrealized Appreciation (Depreciation)
30,800	Long	S&P 500 E-Mini Index	June 2017	$7,269,263,547	$7,320,037,500	$50,773,953

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$9,407,110,431	$—	$—	$9,407,110,431
U.S. Government Treasuries	—	1,704,802,636	—	1,704,802,636
Options-Purchased	—	35,249,778	—	35,249,778
Short-Term Investment securities	557,949,071	—	—	557,949,071

Total Investments at Value	$9,965,059,502	$1,740,052,414	$—	$11,705,111,916

Other Financial Instruments:+
Over the Counter Written Call Options	$—	$2,062,652	$—	$2,062,652
Futures Contracts	50,773,953	—	—	50,773,953

Total Other Financial Instruments	$50,773,953	$2,062,652	$—	$52,836,605

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SunAmerica Dynamic Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 81.2%
Domestic Equity Investment Companies — 53.0%
Seasons Series Trust Large Cap Growth Portfolio, Class 1	7,101,859	$99,516,745
Seasons Series Trust Large Cap Value Portfolio, Class 1	22,677,910	392,484,847
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	2,800,503	48,781,232
Seasons Series Trust Mid Cap Value Portfolio, Class 1	2,622,036	47,329,536
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	6,781,736	128,763,744
Seasons Series Trust Small Cap Portfolio, Class 1	9,112,370	129,252,548
SunAmerica Series Trust Capital Growth Portfolio, Class 1	6,732,810	102,943,219
SunAmerica Series Trust Dogs of Wall Street Portfolio, Class 1	10,834,946	154,666,160
SunAmerica Series Trust Equity Opportunities Portfolio, Class 1	12,427,885	267,441,247
SunAmerica Series Trust Growth-Income Portfolio, Class 1	8,973,797	303,940,405
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1	2,294,666	38,078,448
SunAmerica Series Trust Real Estate Portfolio, Class 1	3,327,217	51,164,412
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	3,952,021	163,672,814
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	8,304,993	106,723,598
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	26,441,410	534,749,166
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	12,053,412	248,723,719
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	13,884,256	307,000,508
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1†	3,930,473	40,391,899
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	3,782,523	39,416,426
SunAmerica Series Trust Small & Mid Cap Value Portfolio, Class 1	4,405,414	84,488,881
SunAmerica Series Trust Small Company Value Portfolio, Class 1	1,997,457	49,966,027

Total Domestic Equity Investment Companies (cost $3,100,765,184)		3,339,495,581

Domestic Fixed Income Investment Companies — 14.8%
Anchor Series Trust Government and Quality Bond Portfolio, Class 1	7,260,071	109,529,583
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	9,077,160	106,732,511
Seasons Series Trust Real Return Portfolio, Class 1†	7,239,256	70,911,366
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	13,720,659	187,895,702
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	6,132,888	36,921,956
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	9,417,900	95,006,642
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	28,211,602	253,382,111
SunAmerica Series Trust Ultra Short Bond Portfolio, Class 1†	6,692,761	70,704,681

Total Domestic Fixed Income Investment Companies (cost $926,580,553)		931,084,552

International Equity Investment Companies — 12.7%
Seasons Series Trust International Equity Portfolio, Class 1	21,273,668	185,776,728
SunAmerica Series Trust Foreign Value Portfolio, Class 1	15,062,159	235,639,409
SunAmerica Series Trust Global Equities Portfolio, Class 1	7,537,986	154,968,983
SunAmerica Series Trust International Growth and Income Portfolio, Class 1	12,772,058	128,264,769
SunAmerica Series Trust SA International Index Portfolio, Class 1†	9,049,434	94,532,107

Total International Equity Investment Companies (cost $774,401,318)		799,181,996

International Fixed Income Investment Companies — 0.7%
SunAmerica Series Trust Global Bond Portfolio, Class 1 (cost $48,134,113)	4,204,839	46,782,370

Total Affiliated Registered Investment Companies (cost $4,849,881,168)		5,116,544,499

U.S. GOVERNMENT TREASURIES — 14.6%
United States Treasury Bonds — 1.6%
6.00% due 02/15/2026	$43,505,000	56,646,555
6.63% due 02/15/2027	16,940,000	23,418,229
6.75% due 08/15/2026	4,375,000	6,030,666
6.88% due 08/15/2025	2,456,100	3,334,731
7.50% due 11/15/2024	5,150,000	7,093,121
7.63% due 02/15/2025	2,636,100	3,680,963

		100,204,265

United States Treasury Notes — 13.0%
1.50% due 08/15/2026	93,984,400	87,890,076
1.63% due 02/15/2026	75,747,000	71,921,171
1.63% due 05/15/2026	46,059,000	43,640,902
2.00% due 02/15/2025	79,220,000	78,201,865
2.00% due 08/15/2025	78,110,000	76,773,616
2.00% due 11/15/2026	74,714,800	72,899,454
2.13% due 05/15/2025(1)	78,105,000	77,625,982
2.25% due 11/15/2024(1)	74,745,000	75,247,212
2.25% due 11/15/2025	79,405,000	79,439,144
2.25% due 02/15/2027	28,832,000	28,747,522
2.38% due 08/15/2024(1)	72,345,000	73,548,893
2.50% due 05/15/2024	54,856,800	56,292,512

		822,228,349

Total U.S. Government Treasuries (cost $930,023,028)		922,432,614

OPTIONS - PURCHASED — 0.3%
Options-Purchased(4) (cost $34,542,832)	1,990,000	18,948,613

Total Long-Term Investment Securities (cost $5,814,447,028)		6,057,925,726

SHORT-TERM INVESTMENT SECURITIES — 4.3%
Registered Investment Companies — 4.3%
AllianceBernstein Government STIF Portfolio 0.42%(2) (cost $268,858,085)	268,858,085	268,858,085

TOTAL INVESTMENTS (cost $6,083,305,113)(3)	100.4%	6,326,783,811
Liabilities in excess of other assets	(0.4)	(22,978,532)

NET ASSETS	100.0%	$6,303,805,279

@	The SunAmerica Series Trust Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 2
†	Non-income producing security

STIF-	Short-Term Index Fund

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of April 30, 2017.
(3)	See Note 3 for cost of investments on a tax basis.
(4)	Purchased Options:

Over the Counter Put Options - Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at April 30, 2017	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	July 2017	$2,150	1,660,000	$29,802,832	$14,358,716	$(15,444,116)
S&P 500 Index	July 2017	2,225	330,000	4,740,000	4,589,897	(150,103)

				$34,542,832	$18,948,613	$(15,594,219)

Over the Counter Written Call Options

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at April 30, 2017	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	July 2017	$2,475	1,660,000	$13,858,903	$12,874,153	$984,750
S&P 500 Index	July 2017	2,490	330,000	2,078,240	1,933,175	145,065

				$15,937,143	$14,807,328	$1,129,815

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2017	Unrealized Appreciation/ (Depreciation)
28,700	Long	S&P 500 E-Mini Index	June 2017	$3,393,503,458	$3,416,017,500	$22,514,042

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$5,116,544,499	$—	$—	$5,116,544,499
U.S. Government Treasuries	—	922,432,614	—	922,432,614
Options - Purchased	—	18,948,613	—	18,948,613
Short-Term Investment Securities	268,858,085	—	—	268,858,085

Total Investments at Value	$5,385,402,584	$941,381,227	$—	$6,326,783,811

Other Financial Instruments:+
Over the Counter Written Call Options	$—	$1,129,815	$—	$1,129,815
Futures Contracts	22,514,042	—	—	22,514,042

Total Other Financial Instruments	$22,514,042	$1,129,815	$—	$23,643,857

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2017

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 46.8%
Australia — 1.5%
AGL Energy, Ltd.	68,406	$1,370,712
AMP, Ltd.	13,252	53,188
APA Group	1,246	8,546
ASX, Ltd.	6,469	245,687
Aurizon Holdings, Ltd.	8,634	33,295
Australia & New Zealand Banking Group, Ltd.	25,659	629,433
Bank of Queensland, Ltd.	6,582	58,995
Bendigo & Adelaide Bank, Ltd.	14,223	131,210
BHP Billiton, Ltd.	13,433	238,591
Caltex Australia, Ltd.	3,272	73,184
Challenger, Ltd.	7,416	73,412
Commonwealth Bank of Australia	23,289	1,524,152
Dexus Property Group	16,000	122,204
DUET Group	12,706	28,733
Goodman Group	32,180	195,422
GPT Group	28,003	110,085
Medibank Private, Ltd.	60,540	131,917
Mirvac Group	60,981	103,654
Origin Energy, Ltd.†	9,714	52,226
Ramsay Health Care, Ltd.	1,172	62,923
REA Group, Ltd.	2,732	125,791
Scentre Group	56,208	181,402
SEEK, Ltd.	20,115	256,658
Stockland	41,772	151,703
Suncorp Group, Ltd.	43,072	445,082
Telstra Corp., Ltd.	165,744	523,741
Vicinity Centres	88,575	191,016
Wesfarmers, Ltd.	15,190	489,094
Westpac Banking Corp.	47,550	1,248,327
Woolworths, Ltd.	7,825	157,500

		9,017,883

Austria — 0.3%
ANDRITZ AG	12,939	715,575
OMV AG	5,081	233,981
voestalpine AG	15,442	645,168

		1,594,724

Belgium — 0.2%
Anheuser-Busch InBev SA/NV	4,246	478,242
Groupe Bruxelles Lambert SA	5,085	487,495

		965,737

Bermuda — 0.1%
Cheung Kong Infrastructure Holdings, Ltd.	6,000	52,569
HongKong Land Holdings, Ltd.	12,000	92,520
IHS Markit, Ltd.†	5,963	258,794
Kerry Properties, Ltd.	6,500	24,318

		428,201

Canada — 0.5%
Bank of Nova Scotia	10,621	590,397
Brookfield Asset Management, Inc., Class A	9,045	334,355
CGI Group, Inc., Class A†	10,212	492,851
Eldorado Gold Corp.	2,156	7,881
Finning International, Inc.	12,907	245,460
Franco-Nevada Corp.	2,485	169,010
Magna International, Inc.	12,591	525,943
Methanex Corp.	408	18,749
Silver Wheaton Corp.	12,873	256,885
Sun Life Financial, Inc.	2,869	101,326
Teck Resources, Ltd., Class B	2,807	58,236
Thomson Reuters Corp.	5,352	243,203
Yamana Gold, Inc.	11,209	30,136

		3,074,432

Cayman Islands — 0.2%
Cheung Kong Property Holdings, Ltd.	28,000	200,865
CK Hutchison Holdings, Ltd.	82,500	1,030,408
Melco Crown Entertainment, Ltd. ADR	1,989	43,659
MGM China Holdings, Ltd.	10,000	22,781
Sands China, Ltd.	25,200	114,364

		1,412,077

Curacao — 0.2%
Schlumberger, Ltd.	12,088	877,468

Denmark — 0.5%
AP Moller - Maersk A/S, Series A	39	64,712
AP Moller - Maersk A/S, Series B	227	392,615
Coloplast A/S, Class B	3,577	306,192
Danske Bank A/S	4,061	147,494
DONG Energy AS*	3,415	134,534
Novo Nordisk A/S, Class B	33,316	1,296,388
Pandora A/S	2,222	240,155
TDC A/S	3,418	18,346
Vestas Wind Systems A/S	843	72,593

		2,673,029

Finland — 0.7%
Kone Oyj, Class B	5,322	243,832
Metso Oyj	18,012	646,102
Neste Oyj	16,927	691,262
Orion Oyj, Class B	5,832	334,475
Stora Enso Oyj, Class R	75,957	903,520
UPM - Kymmene Oyj	41,965	1,107,613
Wartsila Oyj Abp	2,861	174,212

		4,101,016

France — 2.3%
AXA SA	30,475	813,644
BNP Paribas SA	11,171	788,280
Christian Dior SE	1,153	316,440
Cie Generale des Etablissements Michelin	5,159	674,083
CNP Assurances	59,129	1,234,724
Dassault Aviation SA	25	34,167
Eiffage SA	7,680	650,526
Engie SA	23,793	335,634
Eurazeo SA	15,960	1,082,056
Hermes International	1,646	787,480
LVMH Moet Hennessy Louis Vuitton SE	367	90,549
Orange SA	37,840	585,311
Peugeot SA†	3,066	64,241
Safran SA	2,389	197,830
Sanofi	11,317	1,067,694
Societe BIC SA	949	106,683
Societe Generale SA	4,320	236,277
Thales SA	9,320	979,897
TOTAL SA	29,910	1,536,844
Valeo SA	8,092	581,764
Veolia Environnement SA	7,954	151,105
Wendel SA	6,565	920,009

		13,235,238

Germany — 1.7%
adidas AG	1,193	238,984
Allianz SE	6,458	1,229,665
BASF SE	1,714	167,027
Bayer AG	8,649	1,070,266
Continental AG	3,020	676,030
Deutsche Bank AG†	7,415	133,515
Deutsche Boerse AG	334	32,690
Deutsche Lufthansa AG	23,601	407,224
Deutsche Post AG	20,841	749,169
Deutsche Telekom AG	32,544	570,748
E.ON SE	68,178	531,524
Fresenius SE & Co. KGaA	550	44,580
Hannover Rueck SE	939	112,616
Hochtief AG	5,627	1,013,818
HUGO BOSS AG	2,512	191,077
Innogy SE*	10,360	380,874
Muenchener Rueckversicherungs - Gesellschaft AG	4,184	801,915
RWE AG†	10,939	181,180
Schaeffler AG (Preference Shares)	24,265	418,020
Siemens AG	4,592	658,272
Volkswagen AG (Preference Shares)	75	11,891

		9,621,085

Hong Kong — 0.5%
AIA Group, Ltd.	125,200	866,767
Bank of East Asia, Ltd.	12,600	52,160
BOC Hong Kong Holdings, Ltd.	38,500	158,388
CLP Holdings, Ltd.	17,000	179,325
Galaxy Entertainment Group, Ltd.	24,000	133,602
Hang Lung Group, Ltd.	9,000	37,547
Hang Lung Properties, Ltd.	23,000	60,321
Hang Seng Bank, Ltd.	7,900	160,166
Henderson Land Development Co., Ltd.	11,200	70,987
HKT Trust & HKT, Ltd.	39,000	49,838
Hong Kong & China Gas Co., Ltd.	79,700	159,229
Hong Kong Exchanges & Clearing, Ltd.	12,100	298,053
Hysan Development Co., Ltd.	6,000	28,309
Link REIT	23,000	165,440
New World Development Co., Ltd.	58,000	72,255
Power Assets Holdings, Ltd.	14,500	130,491
Sino Land Co., Ltd.	32,000	54,222
Sun Hung Kai Properties, Ltd.	15,000	225,048
Swire Pacific, Ltd., Class A	5,500	52,961
Swire Properties, Ltd.	12,400	41,608
Wharf Holdings, Ltd.	14,000	119,601
Wheelock & Co., Ltd.	8,000	62,378

		3,178,696

Ireland — 0.4%
Accenture PLC, Class A	8,043	975,616
Allegion PLC	625	49,150
Eaton Corp. PLC	790	59,755
Johnson Controls International PLC	12,928	537,417
Medtronic PLC	3,709	308,181
Paddy Power Betfair PLC	2,538	282,823
Willis Towers Watson PLC	965	127,978

		2,340,920

Israel — 0.1%
Azrieli Group, Ltd.	444	23,648
Bank Hapoalim BM	10,716	66,897
Bank Leumi Le-Israel B.M.†	14,541	68,052
Bezeq The Israeli Telecommunication Corp., Ltd.	21,679	36,483
Check Point Software Technologies, Ltd.†	1,345	139,893
Frutarom Industries, Ltd.	402	23,631
Mizrahi Tefahot Bank, Ltd.	1,455	23,501
Taro Pharmaceutical Industries, Ltd.†	150	17,528
Teva Pharmaceutical Industries, Ltd. ADR	9,360	295,589

		695,222

Italy — 0.6%
Assicurazioni Generali SpA	9,686	153,305
Atlantia SpA	43,722	1,108,742
Enel SpA	172,059	817,918
Eni SpA	26,590	413,323
Intesa Sanpaolo SpA	49,417	143,941
Poste Italiane SpA*	93,733	642,230
UniCredit SpA†	3,357	54,632
UnipolSai SpA	47,282	108,674

		3,442,765

Japan — 5.4%
Acom Co., Ltd.†	2,900	12,877
Aeon Mall Co., Ltd.	1,100	18,679
Aisin Seiki Co., Ltd.	6,300	308,006
Ajinomoto Co., Inc.	7,000	136,201
Alfresa Holdings Corp.	4,700	84,788
Alps Electric Co., Ltd.	2,400	70,509
Amada Holdings Co., Ltd.	12,500	148,464
Aozora Bank, Ltd.	24,000	87,410
Asahi Glass Co., Ltd.	32,000	277,300
Asahi Group Holdings, Ltd.	400	15,089
Asahi Kasei Corp.	3,000	28,594
Astellas Pharma, Inc.	55,100	725,605
Bandai Namco Holdings, Inc.	6,800	213,196
Bridgestone Corp.	13,900	579,567
Brother Industries, Ltd.	2,000	41,103
Canon, Inc.	7,500	248,666
Casio Computer Co., Ltd.	5,500	77,511
Central Japan Railway Co.	3,800	636,941
Chiba Bank, Ltd.	3,000	20,076
Chubu Electric Power Co., Inc.	6,600	88,661
Chugoku Electric Power Co., Inc.	2,800	30,518
Coca-Cola West Co., Ltd.	1,500	44,606
Concordia Financial Group, Ltd.	6,200	28,487
CYBERDYNE, Inc.†	1,100	15,542
Dai-ichi Life Holdings, Inc.	13,800	234,714
Daicel Corp.	5,600	64,251
Daiichi Sankyo Co., Ltd.	7,300	161,946
Daito Trust Construction Co., Ltd.	800	117,695
Daiwa House Industry Co., Ltd.	5,900	175,240
Daiwa Securities Group, Inc.	16,000	97,213
Denso Corp.	3,100	133,455
East Japan Railway Co.	1,700	151,799
Electric Power Development Co., Ltd.	1,500	34,784
FANUC Corp.	2,600	528,396
Fast Retailing Co., Ltd.	300	97,851
FUJIFILM Holdings Corp.	300	11,125
Fujitsu, Ltd.	66,000	411,364
Hakuhodo DY Holdings, Inc.	8,600	104,689
Hirose Electric Co., Ltd.	100	13,429
Hitachi Chemical Co., Ltd.	6,700	191,729
Hitachi High-Technologies Corp.	1,300	51,837
Hitachi, Ltd.	60,000	331,070
Hokuriku Electric Power Co.	1,700	15,708

Hoya Corp.	11,500	549,235
Hulic Co., Ltd.	3,000	28,257
Idemitsu Kosan Co., Ltd.	9,400	300,614
ITOCHU Corp.	15,500	219,134
Japan Airlines Co., Ltd.	1,900	59,995
Japan Exchange Group, Inc.	4,000	56,013
Japan Post Bank Co., Ltd.	17,000	211,518
Japan Post Holdings Co., Ltd.	8,500	105,302
Japan Prime Realty Investment Corp.	9	33,788
Japan Real Estate Investment Corp.	13	68,455
Japan Retail Fund Investment Corp.	26	50,799
Japan Tobacco, Inc.	13,900	462,107
JTEKT Corp.	8,500	133,743
JX Holdings, Inc.	87,250	393,770
Kansai Electric Power Co., Inc.	7,300	98,687
Kao Corp.	9,500	523,938
KDDI Corp.	15,800	418,900
Kirin Holdings Co., Ltd.	12,400	240,936
Koito Manufacturing Co., Ltd.	2,300	118,636
Konica Minolta, Inc.	6,100	53,900
Kose Corp.	100	9,482
Kuraray Co., Ltd.	4,300	69,355
Kyushu Electric Power Co., Inc.	4,400	47,444
Lion Corp.	11,100	200,343
Mabuchi Motor Co., Ltd.	2,800	157,991
Makita Corp.	19,200	684,638
Marubeni Corp.	17,000	104,676
Mazda Motor Corp.	10,700	156,841
Medipal Holdings Corp.	2,700	44,663
MEIJI Holdings Co., Ltd.	2,400	203,669
Miraca Holdings, Inc.	300	13,833
Mitsubishi Chemical Holdings Corp.	42,100	329,436
Mitsubishi Corp.	16,800	362,223
Mitsubishi Electric Corp.	30,300	422,392
Mitsubishi Estate Co., Ltd.	12,900	246,486
Mitsubishi Gas Chemical Co., Inc.	2,100	44,873
Mitsubishi Tanabe Pharma Corp.	7,100	144,070
Mitsubishi UFJ Financial Group, Inc.	130,800	832,145
Mitsui & Co., Ltd.	13,300	187,673
Mitsui Chemicals, Inc.	16,000	81,812
Mitsui Fudosan Co., Ltd.	9,300	204,354
Mixi, Inc.	1,300	72,070
Mizuho Financial Group, Inc.	205,400	375,146
MS&AD Insurance Group Holdings, Inc.	10,800	351,878
Murata Manufacturing Co., Ltd.	3,200	429,011
NGK Insulators, Ltd.	5,400	115,339
NH Foods, Ltd.	5,000	142,184
Nikon Corp.	9,000	128,370
Nintendo Co., Ltd.	400	100,632
Nippon Building Fund, Inc.	15	79,794
Nippon Express Co., Ltd.	11,000	60,390
Nippon Prologis REIT, Inc.	16	33,830
Nippon Steel & Sumitomo Metal Corp.	2,300	51,798
Nippon Telegraph & Telephone Corp.	23,200	992,517
Nippon Yusen KK†	34,000	68,320
Nissan Motor Co., Ltd.	5,300	50,326
Nitto Denko Corp.	1,900	142,984
NOK Corp.	15,200	361,473
Nomura Holdings, Inc.	20,700	124,228
Nomura Real Estate Holdings, Inc.	1,200	20,270
Nomura Real Estate Master Fund, Inc.	41	59,105
NSK, Ltd.	11,000	149,989
NTT DOCOMO, Inc.	32,300	778,851
Oji Holdings Corp.	8,000	38,681
Omron Corp.	1,300	54,402
ORIX Corp.	37,000	564,584
Osaka Gas Co., Ltd.	19,000	71,125
Otsuka Holdings Co., Ltd.	500	22,996
Panasonic Corp.	40,300	480,997
Resona Holdings, Inc.	17,100	95,076
Rohm Co., Ltd.	2,300	161,346
Sankyo Co., Ltd.	1,800	62,732
Secom Co., Ltd.	500	36,268
Sega Sammy Holdings, Inc.	900	12,086
Seiko Epson Corp.	9,500	194,304
Sekisui Chemical Co., Ltd.	13,600	228,141
Seven & i Holdings Co., Ltd.	6,000	253,510
Sharp Corp.†	24,000	86,549
Shimamura Co., Ltd.	1,200	164,270
Shimano, Inc.	800	122,216
Shin-Etsu Chemical Co., Ltd.	2,600	225,866
Shionogi & Co., Ltd.	5,000	257,143
Shiseido Co., Ltd.	4,000	108,222
Showa Shell Sekiyu KK	32,400	313,028
SMC Corp.	600	168,953
SoftBank Group Corp.	2,800	212,044
Sompo Holdings, Inc.	11,400	430,127
Sony Corp.	12,700	428,251
Subaru Corp.	10,800	408,070
Sumitomo Chemical Co., Ltd.	38,000	214,416
Sumitomo Corp.	27,600	368,536
Sumitomo Dainippon Pharma Co., Ltd.	1,400	22,958
Sumitomo Electric Industries, Ltd.	19,800	322,644
Sumitomo Mitsui Financial Group, Inc.	15,100	558,622
Sumitomo Mitsui Trust Holdings, Inc.	2,500	85,602
Sumitomo Realty & Development Co., Ltd.	3,000	80,897
Sumitomo Rubber Industries, Ltd.	13,100	235,500
Suruga Bank, Ltd.	4,400	91,927
Suzuken Co., Ltd.	2,100	69,419
Suzuki Motor Corp.	10,400	434,006
T&D Holdings, Inc.	14,800	219,527
Takeda Pharmaceutical Co., Ltd.	1,400	67,089
TDK Corp.	5,900	365,194
Teijin, Ltd.	6,600	127,826
Toho Gas Co., Ltd.	3,000	21,449
Tohoku Electric Power Co., Inc.	4,700	62,653
Tokio Marine Holdings, Inc.	13,000	547,172
Tokyo Electric Power Co. Holdings, Inc.†	14,800	57,487
Tokyo Electron, Ltd.	300	34,891
Tokyo Gas Co., Ltd.	20,000	92,846
Tokyo Tatemono Co., Ltd.	2,100	28,653
Tokyu Fudosan Holdings Corp.	5,200	28,361
Toray Industries, Inc.	3,300	29,192
TOTO, Ltd.	300	11,451
Toyo Suisan Kaisha, Ltd.	300	11,249
Toyoda Gosei Co., Ltd.	6,900	183,030
Toyota Motor Corp.	17,800	963,651
Toyota Tsusho Corp.	18,200	573,877
United Urban Investment Corp.	30	45,346
Yamazaki Baking Co., Ltd.	10,000	210,720
Yokogawa Electric Corp.	1,300	20,070

		31,618,570

Jersey — 0.4%
Delphi Automotive PLC	3,758	302,143
Experian PLC	47,331	1,017,018

Glencore PLC†	99,010	389,394
Shire PLC	9,486	557,427

		2,265,982

Luxembourg — 0.1%
Millicom International Cellular SA SDR	691	37,915
Tenaris SA	52,500	822,367

		860,282

Netherlands — 0.8%
Aegon NV	10,961	55,866
AerCap Holdings NV†	10,582	486,878
Altice NV, Class A†	5,141	127,710
Altice NV, Class B†	458	11,390
CNH Industrial NV	35,547	392,247
EXOR NV	1,615	90,688
ING Groep NV	83,076	1,352,443
Koninklijke Philips NV	3,592	124,504
LyondellBasell Industries NV, Class A	10,751	911,255
Mobileye NV†	200	12,384
NN Group NV	5,353	177,496
RELX NV	5,111	98,849
STMicroelectronics NV	898	14,526
Unilever NV CVA	9,927	520,615

		4,376,851

New Zealand — 0.0%
Auckland International Airport, Ltd.	9,773	46,300
Contact Energy, Ltd.	7,494	26,807
Mercury NZ, Ltd.	7,245	15,993
Meridian Energy, Ltd.	13,513	25,700
Ryman Healthcare, Ltd.	3,958	23,453
Spark New Zealand, Ltd.	19,263	48,870

		187,123

Norway — 0.2%
DNB ASA	6,771	105,753
Marine Harvest ASA	3,851	64,049
Norsk Hydro ASA	33,855	193,209
Schibsted ASA, Class A	1,285	31,953
Statoil ASA	20,898	344,892
Telenor ASA	14,844	239,966

		979,822

Panama — 0.1%
Carnival Corp.	5,310	327,999

Portugal — 0.0%
EDP - Energias de Portugal SA	24,842	81,993

Singapore — 0.6%
Ascendas Real Estate Investment Trust	25,300	46,357
Broadcom, Ltd.	745	164,503
CapitaLand Commercial Trust	21,700	25,239
CapitaLand Mall Trust	25,600	36,096
CapitaLand, Ltd.	26,700	71,855
City Developments, Ltd.	4,300	33,208
DBS Group Holdings, Ltd.	18,400	254,833
Flex, Ltd.†	79,024	1,221,711
Global Logistic Properties, Ltd.	27,800	57,305
Jardine Cycle & Carriage, Ltd.	1,000	33,805
Oversea-Chinese Banking Corp., Ltd.	32,500	227,964
Singapore Airlines, Ltd.	84,800	622,124
Singapore Exchange, Ltd.	8,400	44,491
Singapore Telecommunications, Ltd.	84,800	226,999
StarHub, Ltd.	6,300	12,581
Suntec Real Estate Investment Trust	25,300	32,052
United Overseas Bank, Ltd.	13,600	212,203
UOL Group, Ltd.	5,000	25,910
Wilmar International, Ltd.	165,800	421,279

		3,770,515

Spain — 0.9%
ACS Actividades de Construccion y Servicios SA	2,205	81,737
Aena SA*	86	15,176
Banco Bilbao Vizcaya Argentaria SA	56,494	452,249
Banco Santander SA	143,164	933,664
Distribuidora Internacional de Alimentacion SA	25,654	152,719
Endesa SA	3,320	78,242
Gas Natural SDG SA	3,661	82,789
Iberdrola SA	56,794	408,437
Industria de Diseno Textil SA	3,709	142,256
Mapfre SA	450,854	1,573,533
Repsol SA	37,277	590,206
Telefonica SA	74,689	826,198

		5,337,206

Sweden — 0.4%
Atlas Copco AB, Class A	15,655	585,386
Atlas Copco AB, Class B	4,079	135,670
Boliden AB	3,237	92,535
Electrolux AB, Series B	10,986	326,332
Hennes & Mauritz AB, Class B	14,969	370,790
Nordea Bank AB	36,664	451,196
Skandinaviska Enskilda Banken AB, Class A	4,819	55,495
Svenska Handelsbanken AB, Class A	7,713	109,460
Swedbank AB, Class A	1,700	40,286
Telia Co AB	16,784	68,407
Volvo AB, Class B	6,419	105,011

		2,340,568

Switzerland — 2.4%
ABB, Ltd.	12,158	297,657
Actelion, Ltd.	1,551	414,016
Adecco Group AG	2,213	164,362
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	10	56,231
Coca-Cola HBC AG	14,249	395,312
Credit Suisse Group AG	10,537	160,226
Geberit AG	3,450	1,571,397
Kuehne & Nagel International AG	2,569	388,319
LafargeHolcim, Ltd.	4,758	269,700
Nestle SA	32,928	2,536,614
Novartis AG	26,718	2,055,541
Roche Holding AG	9,258	2,421,967
Schindler Holding AG	210	41,705
Swatch Group AG (TRQX)	322	128,897
Swatch Group AG (XEGT)	519	40,268
Swiss Life Holding AG	212	68,991
Swiss Prime Site AG	727	63,019
Swiss Re AG	7,697	669,910
Swisscom AG	193	84,183
Syngenta AG†	952	442,417
TE Connectivity, Ltd.	280	21,664
Transocean, Ltd.†	2,550	28,126
UBS Group AG	60,257	1,029,517
Zurich Insurance Group AG	1,863	515,648

		13,865,687

United Kingdom — 4.0%
Anglo American PLC†	9,355	134,070

Antofagasta PLC	35,361	383,800
Aon PLC	6,342	760,025
Associated British Foods PLC	5,669	206,324
AstraZeneca PLC	22,233	1,335,422
Aviva PLC	51,555	350,230
Barclays PLC	122,556	336,914
BHP Billiton PLC	47,485	722,655
BP PLC	260,875	1,495,141
British American Tobacco PLC	30,014	2,027,285
BT Group PLC	60,258	237,845
Bunzl PLC	810	25,263
Croda International PLC	7,164	349,254
Diageo PLC	5,609	163,203
Direct Line Insurance Group PLC	14,091	63,731
GKN PLC	190,234	884,297
GlaxoSmithKline PLC	112,178	2,252,039
HSBC Holdings PLC	203,927	1,681,163
Imperial Brands PLC	25,429	1,245,625
InterContinental Hotels Group PLC	12,697	673,593
Kingfisher PLC	22,548	99,674
Liberty Global PLC, Class A†	13,215	468,075
Lloyds Banking Group PLC	109,800	98,411
Mondi PLC	22,217	575,797
National Grid PLC	16,436	212,879
Nielsen Holdings PLC	2,053	84,440
Prudential PLC	19,143	425,465
Reckitt Benckiser Group PLC	80	7,368
Rio Tinto PLC	22,128	877,574
Royal Bank of Scotland Group PLC†	1,883	6,473
Royal Dutch Shell PLC, Class A	42,638	1,105,875
Royal Dutch Shell PLC, Class B	35,739	950,084
Sky PLC	36,297	466,357
Smith & Nephew PLC	15,912	261,737
Standard Chartered PLC†	17,455	163,047
TechnipFMC PLC†	2,421	72,945
Unilever PLC	20,565	1,057,973
Vodafone Group PLC	254,903	657,164
Weir Group PLC	8,078	208,311

		23,127,528

United States — 21.7%
3M Co.	8,628	1,689,621
AbbVie, Inc.	10,875	717,098
AES Corp.	96,111	1,087,015
Aetna, Inc.	2,315	312,687
Aflac, Inc.	23,900	1,789,632
AGCO Corp.	11,281	721,871
Agilent Technologies, Inc.	120	6,606
Alaska Air Group, Inc.	809	68,838
Alphabet, Inc., Class A†	2,248	2,078,321
Alphabet, Inc., Class C†	648	587,062
Amazon.com, Inc.†	2,273	2,102,502
American Airlines Group, Inc.	3,775	160,891
American Express Co.	6,840	542,070
American Tower Corp.	11,062	1,393,148
Ameriprise Financial, Inc.	2,356	301,215
Amgen, Inc.	5,447	889,604
Anadarko Petroleum Corp.	768	43,791
ANSYS, Inc.†	983	108,287
Anthem, Inc.	1,732	308,105
Apartment Investment & Management Co., Class A	1,029	45,008
Apple, Inc.	32,589	4,681,410
Applied Materials, Inc.	25,399	1,031,453
Archer-Daniels-Midland Co.	4,443	203,267
Ashland Global Holdings, Inc.	11,983	1,479,901
AT&T, Inc.	38,100	1,509,903
Autodesk, Inc.†	752	67,733
Autoliv, Inc.	278	27,853
Avery Dennison Corp.	6,727	559,754
Baker Hughes, Inc.	1,887	112,031
Ball Corp.	322	24,759
Bank of America Corp.	63,476	1,481,530
Bank of New York Mellon Corp.	3,945	185,652
Baxter International, Inc.	10,694	595,442
Becton Dickinson and Co.	448	83,763
Bed Bath & Beyond, Inc.	7,943	307,791
Berkshire Hathaway, Inc., Class B†	8,583	1,417,997
Best Buy Co., Inc.	7,859	407,175
Biogen, Inc.†	784	212,629
Boeing Co.	3,767	696,255
BorgWarner, Inc.	20,752	877,395
Boston Scientific Corp.†	4,664	123,036
Bristol-Myers Squibb Co.	9,616	538,977
Cadence Design Systems, Inc.†	1,361	44,328
Caterpillar, Inc.	3,608	368,954
CBOE Holdings, Inc.	601	49,528
CBRE Group, Inc., Class A†	3,162	113,231
Celanese Corp., Series A	9,059	788,495
Celgene Corp.†	3,442	426,980
Centene Corp.†	1,127	83,849
CenturyLink, Inc.	1,903	48,850
Charles Schwab Corp.	9,393	364,918
Chesapeake Energy Corp.†	4,990	26,247
Chevron Corp.	5,924	632,091
Cisco Systems, Inc.	125,927	4,290,333
Citigroup, Inc.	12,889	761,998
Coca-Cola Co.	49,318	2,128,072
Colgate-Palmolive Co.	31,093	2,239,940
ConocoPhillips	7,813	374,321
Crown Holdings, Inc.†	10,843	608,184
CSRA, Inc.	951	27,655
Cummins, Inc.	627	94,639
CVS Health Corp.	3,106	256,059
Danaher Corp.	2,124	176,993
Delta Air Lines, Inc.	13,542	615,349
Devon Energy Corp.	4,309	170,162
Discovery Communications, Inc., Class A†	21,867	629,332
Domino’s Pizza, Inc.	186	33,739
Dow Chemical Co.	13,341	837,815
Duke Energy Corp.	75	6,188
DXC Technology Co.†	987	74,361
E.I. du Pont de Nemours & Co.	9,908	790,163
eBay, Inc.†	9,071	303,062
Electronic Arts, Inc.†	659	62,486
Eli Lilly & Co.	5,263	431,882
Emerson Electric Co.	4,647	280,121
Equity Residential	309	19,955
Estee Lauder Cos., Inc., Class A	2,096	182,645
Exelon Corp.	148	5,125
Expedia, Inc.	488	65,255
Expeditors International of Washington, Inc.	20,894	1,171,944
Express Scripts Holding Co.†	5,578	342,155
Exxon Mobil Corp.	36,506	2,980,715
Facebook, Inc., Class A†	10,926	1,641,632
FedEx Corp.	1,545	293,087
FleetCor Technologies, Inc.†	935	131,966
FMC Corp.	3,187	233,384
Foot Locker, Inc.	5,999	463,963
Franklin Resources, Inc.	9,155	394,672

Gap, Inc.	13,558	355,220
General Electric Co.	57,585	1,669,389
Gilead Sciences, Inc.	13,680	937,764
Goldman Sachs Group, Inc.	2,123	475,127
Goodyear Tire & Rubber Co.	8,509	308,281
Hasbro, Inc.	1,382	136,970
HCA Holdings, Inc.†	10,528	886,563
Hewlett Packard Enterprise Co.	24,476	455,988
Home Depot, Inc.	9,371	1,462,813
Honeywell International, Inc.	51	6,688
Host Hotels & Resorts, Inc.	2,462	44,193
HP, Inc.	28,683	539,814
Illinois Tool Works, Inc.	827	114,200
Ingredion, Inc.	924	114,410
Intel Corp.	20,763	750,582
International Business Machines Corp.	10,541	1,689,617
International Flavors & Fragrances, Inc.	3,276	454,021
Interpublic Group of Cos., Inc.	9,718	229,053
Johnson & Johnson	19,776	2,441,743
JPMorgan Chase & Co.	25,982	2,260,434
Kansas City Southern	2,116	190,588
Kellogg Co.	8,237	584,827
KLA-Tencor Corp.	2,819	276,882
Kroger Co.	5,419	160,673
Lam Research Corp.	6,663	965,136
Lear Corp.	17,640	2,516,522
Lincoln National Corp.	1,482	97,708
Lowe’s Cos., Inc.	3,701	314,141
Macy’s, Inc.	8,938	261,168
ManpowerGroup, Inc.	15,233	1,538,228
MasterCard, Inc., Class A	14,835	1,725,607
Maxim Integrated Products, Inc.	4,604	203,267
McDonald’s Corp.	2,143	299,870
McKesson Corp.	1,317	182,128
Mead Johnson Nutrition Co.	7,154	634,703
MercadoLibre, Inc.	3,057	699,778
Merck & Co., Inc.	24,502	1,527,210
MetLife, Inc.	5,153	266,977
Mettler-Toledo International, Inc.†	308	158,133
Microchip Technology, Inc.	9,537	720,806
Micron Technology, Inc.†	4,211	116,518
Microsoft Corp.	52,300	3,580,458
Mondelez International, Inc., Class A	21,401	963,687
Monsanto Co.	4,214	491,395
Moody’s Corp.	5,744	679,630
Mosaic Co.	17,762	478,331
Navient Corp.	18,346	278,859
NetApp, Inc.	1,311	52,243
Netflix, Inc.†	352	53,574
News Corp., Class B	785	10,205
NIKE, Inc., Class B	11,306	626,465
Nordstrom, Inc.	4,475	216,008
Northern Trust Corp.	1,097	98,730
NRG Energy, Inc.	2,070	34,983
NVIDIA Corp.	4,060	423,458
Omnicom Group, Inc.	1,208	99,201
Oracle Corp.	19,069	857,342
PepsiCo, Inc.	18,897	2,140,652
PerkinElmer, Inc.	719	42,716
Pfizer, Inc.	50,576	1,715,538
Philip Morris International, Inc.	22,802	2,527,374
Phillips 66	4,841	385,150
PPG Industries, Inc.	539	59,204
Praxair, Inc.	7,649	955,972
Priceline Group, Inc.†	63	116,350
Procter & Gamble Co.	24,700	2,157,051
Prudential Financial, Inc.	9,380	1,003,941
Public Storage	87	18,216
Qorvo, Inc.†	4,158	282,869
QUALCOMM, Inc.	16,936	910,141
Quanta Services, Inc.†	991	35,121
Ralph Lauren Corp.	2,384	192,436
Rockwell Automation, Inc.	687	108,099
Ryder System, Inc.	350	23,769
S&P Global, Inc.	4,748	637,134
Scripps Networks Interactive, Inc., Class A	1,490	111,333
Sealed Air Corp.	577	25,400
SEI Investments Co.	2,337	118,509
Sempra Energy	10,355	1,170,322
Simon Property Group, Inc.	625	103,288
Skyworks Solutions, Inc.	1,702	169,757
Stanley Black & Decker, Inc.	1,015	138,192
Staples, Inc.	7,615	74,399
Starbucks Corp.	8,525	512,012
Target Corp.	4,793	267,689
Teradata Corp.†	857	25,007
Texas Instruments, Inc.	18,042	1,428,566
Tiffany & Co.	9,076	831,815
Time Warner, Inc.	7,740	768,350
Travelers Cos., Inc.	1,811	220,326
Twenty-First Century Fox, Inc., Class A	3,294	100,599
United Continental Holdings, Inc.†	1,567	110,019
United Parcel Service, Inc., Class B	3,877	416,622
United Therapeutics Corp.†	649	81,579
UnitedHealth Group, Inc.	4,277	747,962
US Bancorp	6,785	347,935
Valero Energy Corp.	5,303	342,627
Varian Medical Systems, Inc.†	1,177	106,801
VeriSign, Inc.†	2,468	219,455
Verizon Communications, Inc.	13,380	614,276
VF Corp.	254	13,876
Viacom, Inc., Class B	1,354	57,626
Visa, Inc., Class A	13,333	1,216,236
VMware, Inc., Class A†	2,851	268,336
W.R. Grace & Co.	189	13,177
WABCO Holdings, Inc.†	6,415	762,551
Wal-Mart Stores, Inc.	17,884	1,344,519
Walgreens Boots Alliance, Inc.	3,541	306,438
Walt Disney Co.	5,469	632,216
Wells Fargo & Co.	25,469	1,371,251
Western Union Co.	45,252	898,705
Whirlpool Corp.	1,953	362,633
Xilinx, Inc.	1,682	106,151
Xylem, Inc.	3,004	154,436
Yum! Brands, Inc.	3,031	199,288
Zimmer Biomet Holdings, Inc.	7,282	871,291
Zions Bancorporation	1,326	53,080

		126,360,593

Total Common Stocks (cost $259,451,271)		272,159,212

U.S. GOVERNMENT TREASURIES — 23.7%
United States Treasury Notes
2.00% due 02/15/2025	$35,269,900	34,816,611
2.00% due 08/15/2025	34,714,400	34,120,471
2.00% due 11/30/2022	206,300	207,050
2.25% due 11/15/2025	39,157,000	39,173,838
2.50% due 05/15/2024	14,002,000	14,368,460
2.75% due 11/15/2023	6,353,300	6,626,047

2.75% due 02/15/2024	8,494,900	8,856,927

Total U.S. Government Treasuries (cost $139,761,360)		138,169,404

OPTIONS - PURCHASED — 0.1%
Put Options - Purchased(1) (cost $1,512,039)	1,359	564,955

Total Long-Term Investment Securities (cost $400,724,670)		410,893,571

SHORT-TERM INVESTMENT SECURITIES — 26.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 05/01/2017 (cost $155,050,000)	155,050,000	155,050,000

TOTAL INVESTMENTS (cost $555,774,670)(2)	97.2%	565,943,571
Other assets less liabilities	2.8	16,011,736

NET ASSETS	100.0%	$581,955,307

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2017, the aggregate value of these securities was $1,172,814 representing 0.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Options — Purchased

Exchange-Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at April 30, 2017	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	June 2017	$2,130	823	$897,270	$267,475	$(629,795)
S&P 500 Index	July 2017	2,075	536	614,769	297,480	(317,289)

				$1,512,039	$564,955	$(947,084)

(2)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

SDR — Swedish Depositary Receipt

TRQX — Turquoise Stock Exchange

XEGT — Equiduct Stock Exchange

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2017	Unrealized Appreciation (Depreciation)
101	Long	CAC40 Index	May 2017	$5,438,844	$5,737,505	$298,661
17	Long	DAX Index	June 2017	5,557,663	5,771,859	214,196
233	Long	Mini MSCI EAFE Index	June 2017	20,421,502	21,247,270	825,768
131	Long	Nikkei 225 Index	June 2017	22,036,169	22,562,906	526,737
193	Long	S&P 500 E-Mini Index	June 2017	22,689,517	22,971,825	282,308
933	Long	U.S. Treasury 10 Year Notes	June 2017	116,597,473	117,295,594	698,121
189	Long	U.S. Treasury 10 Year Ultra Bonds	June 2017	25,289,026	25,600,641	311,615
153	Short	S&P 500 E-Mini Index	June 2017	17,952,445	18,210,825	(258,380)
413	Short	U.S. Treasury 5 Year Notes	June 2017	48,936,637	48,901,781	34,856

						$2,933,882

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	CAD	5,000,000	USD	3,762,723	06/21/2017	$97,174	$—
	CHF	1,018,000	USD	1,023,284	06/21/2017	—	(2,934)
	EUR	1,397,000	USD	1,502,044	06/21/2017	—	(23,458)
	JPY	1,007,833,000	USD	9,103,360	06/21/2017	44,664	—
	USD	2,978,600	AUD	3,895,000	06/21/2017	—	(64,591)
	USD	2,158,973	EUR	2,012,000	06/21/2017	38,101	—
	USD	872,475	GBP	698,000	06/21/2017	32,835	—
	USD	9,615,395	JPY	1,068,555,000	06/21/2017	—	(10,912)
	USD	397,619	SEK	3,537,000	06/21/2017	2,731	—
	USD	524,238	SGD	731,000	06/21/2017	—	(764)

						215,505	(102,659)

Deutsche Bank AG	AUD	3,198,000	USD	2,437,906	06/21/2017	45,351	—
	NOK	9,795,000	USD	1,154,091	06/21/2017	12,625	—
	SEK	3,547,000	USD	396,644	06/21/2017	—	(4,838)
	USD	824,664	CAD	1,111,000	06/21/2017	—	(10,179)
	USD	215,269	EUR	200,000	06/21/2017	3,128	—
	USD	934,080	NOK	7,999,000	06/21/2017	—	(1,912)

						61,104	(16,929)

JPMorgan Chase Bank N.A. London	EUR	1,280,000	USD	1,397,022	06/21/2017	—	(718)
	GBP	2,217,000	USD	2,839,663	06/21/2017	—	(35,799)
	JPY	18,790,000	USD	166,429	06/21/2017	—	(2,461)
	SGD	1,585,000	USD	1,133,292	06/21/2017	—	(1,736)
	USD	164,820	AUD	220,000	06/21/2017	—	(229)
	USD	1,617,549	GBP	1,314,000	06/21/2017	86,717	—
	USD	354,469	JPY	39,440,000	06/21/2017	30	—
	USD	216,882	SGD	303,000	06/21/2017	98	—

						86,845	(40,943)

Morgan Stanley & Co. International PLC	AUD	9,452,112	EUR	6,597,000	06/21/2017	132,312	—
	CAD	191,000	USD	142,053	06/21/2017	2,029	—
	CHF	366,000	USD	363,046	06/21/2017	—	(5,908)
	JPY	773,668,269	EUR	6,622,000	06/21/2017	277,168	—
	JPY	18,098,000	USD	158,556	06/21/2017	—	(4,114)
	SGD	346,000	USD	244,120	06/21/2017	—	(3,653)
	USD	352,256	AUD	468,000	06/21/2017	—	(2,125)
	USD	10,103,290	EUR	9,405,933	06/21/2017	167,845	—
	USD	193,160	GBP	156,000	06/21/2017	9,173	—
	USD	258,070	JPY	28,010,000	06/21/2017	—	(6,308)
	USD	1,455,992	SEK	13,086,000	06/21/2017	25,201	—

						613,728	(22,108)

Net Unrealized Appreciation/(Depreciation)						$977,182	$(182,639)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro Currency

GBP — British Pound Sterling

JPY — Japanese Yen

NOK — Norwegian Krone

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Industry Allocation*
Time Deposits	26.6%
United States Treasury Notes	23.7
Medical-Drugs	3.8
Diversified Banking Institutions	2.0
Oil Companies-Integrated	2.0
Banks-Commercial	1.7
Auto/Truck Parts & Equipment-Original	1.6
Insurance-Life/Health	1.3
Cosmetics & Toiletries	1.2
Tobacco	1.1
Electric-Integrated	1.1
Telephone-Integrated	1.0
Insurance-Multi-line	0.9
Computers	0.9
Beverages-Non-alcoholic	0.9
Food-Misc./Diversified	0.8
Chemicals-Diversified	0.8
Diversified Manufacturing Operations	0.7
Networking Products	0.7
Electronic Components-Semiconductors	0.6
Commercial Services-Finance	0.6
Applications Software	0.6
Finance-Credit Card	0.6
Computer Services	0.6
Transport-Services	0.6
Oil Refining & Marketing	0.6
Insurance-Reinsurance	0.5
Web Portals/ISP	0.5
Paper & Related Products	0.5
Medical-Biomedical/Gene	0.5
Rubber-Tires	0.5
Chemicals-Specialty	0.5
E-Commerce/Products	0.5
Semiconductor Equipment	0.5
Electronic Components-Misc.	0.4
Medical Products	0.4
Diversified Operations	0.4
Auto-Cars/Light Trucks	0.4
Retail-Building Products	0.4
Import/Export	0.4
Airlines	0.3
Cellular Telecom	0.3
Retail-Apparel/Shoe	0.3
Banks-Super Regional	0.3
Aerospace/Defense	0.3
Human Resources	0.3
Internet Content-Entertainment	0.3
Building & Construction-Misc.	0.3
Building & Construction Products-Misc.	0.3
Insurance-Property/Casualty	0.3
Medical-HMO	0.3
Agricultural Chemicals	0.3
Metal-Diversified	0.3
Machinery-Electrical	0.3
Real Estate Investment Trusts	0.2
Real Estate Operations & Development	0.2
Gas-Distribution	0.2
Multimedia	0.2
Machinery-General Industrial	0.2
Retail-Discount	0.2
Apparel Manufacturers	0.2
Retail-Jewelry	0.2
Food-Retail	0.2
Diversified Minerals	0.2
Machinery-Farming	0.2
Semiconductor Components-Integrated Circuits	0.2
Public Thoroughfares	0.2
Machinery-Construction & Mining	0.2
Private Equity	0.2
Cable/Satellite TV	0.2
Oil-Field Services	0.2
Retail-Restaurants	0.2
Audio/Video Products	0.2
Industrial Gases	0.2
Medical-Hospitals	0.2
Computers-Integrated Systems	0.2
Athletic Footwear	0.2
Enterprise Software/Service	0.2
Finance-Other Services	0.2
Brewery	0.2
Investment Management/Advisor Services	0.2
Appliances	0.2
Transport-Rail	0.1
Insurance Brokers	0.1
E-Commerce/Services	0.1
Tools-Hand Held	0.1
Steel Pipe & Tube	0.1
Broadcast Services/Program	0.1
Hotels/Motels	0.1
Steel-Producers	0.1
Real Estate Management/Services	0.1
Office Supplies & Forms	0.1
Industrial Automated/Robotic	0.1
Vitamins & Nutrition Products	0.1
Containers-Metal/Glass	0.1
Oil Companies-Exploration & Production	0.1
Finance-Investment Banker/Broker	0.1
Telecom Services	0.1
Investment Companies	0.1
Options Purchased	0.1
Finance-Leasing Companies	0.1
Retail-Drug Store	0.1
Electric Products-Misc.	0.1
Building Products-Air & Heating	0.1
Transport-Marine	0.1
Rental Auto/Equipment	0.1
Energy-Alternate Sources	0.1
Office Automation & Equipment	0.1
Medical Instruments	0.1
Computers-Memory Devices	0.1
Retail-Consumer Electronics	0.1
Building-Residential/Commercial	0.1
Metal-Copper	0.1
Pharmacy Services	0.1
Internet Content-Information/News	0.1
Cruise Lines	0.1
Medical-Generic Drugs	0.1
Retail-Bedding	0.1
Finance-Consumer Loans	0.1
Building Products-Doors & Windows	0.1
Software Tools	0.1
Silver Mining	0.1

97.2%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$272,159,212	$—	$—	$272,159,212
U.S. Government Treasuries	—	138,169,404	—	138,169,404
Options-Purchased	564,955	—	—	564,955
Short-Term Investment Securities	—	155,050,000	—	155,050,000

Total Investments at Value	$272,724,167	$293,219,404	$—	$565,943,571

Other Financial Instruments:+
Futures Contracts	$3,192,262	$—	$—	$3,192,262
Forward Foreign Currency Contracts	—	977,182	—	977,182

	$3,192,262	$977,182	$—	$4,169,444

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$258,380	$—	$—	$258,380
Forward Foreign Currency Contracts	—	182,639	—	182,639

	$258,380	$182,639	$—	$441,019

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 29.1%
Australia — 0.5%
Adelaide Brighton, Ltd.	5,019	$22,249
BHP Billiton, Ltd.	13,146	233,493
BWP Trust	18,979	41,497
carsales.com, Ltd.	16,819	147,854
Charter Hall Group	19,764	81,396
Coca-Cola Amatil, Ltd.	20,439	143,405
CSL, Ltd.	1,372	136,176
Downer EDI, Ltd.	7,013	30,878
Macquarie Group, Ltd.	8,810	613,514
Monadelphous Group, Ltd.	1,841	17,218
Myer Holdings, Ltd.	30,369	25,242
OZ Minerals, Ltd.	6,912	36,644
Perseus Mining, Ltd.†	116,116	25,215
Resolute Mining, Ltd.	10,924	9,938
Rio Tinto, Ltd.	3,126	141,475
SEEK, Ltd.	7,496	95,646
Shopping Centres Australasia Property Group	27,847	48,168
Southern Cross Media Group, Ltd.	26,341	25,444
Telstra Corp., Ltd.	188,085	594,337
Woodside Petroleum, Ltd.	9,127	219,928

		2,689,717

Austria — 0.1%
ANDRITZ AG	2,836	156,842
Oesterreichische Post AG	879	37,318
OMV AG	1,756	80,864
Raiffeisen Bank International AG†	3,244	73,960

		348,984

Belgium — 0.1%
AGFA Gevaert NV†	5,659	28,714
Melexis NV	1,564	130,347
Proximus SADP	6,662	203,810
Sofina SA	312	44,777

		407,648

Bermuda — 0.3%
Assured Guaranty, Ltd.	10,700	407,991
Everest Re Group, Ltd.	717	180,476
Hiscox, Ltd.	5,005	73,382
HongKong Land Holdings, Ltd.	21,900	168,849
Kunlun Energy Co., Ltd.	110,000	99,417
RenaissanceRe Holdings, Ltd.	500	71,085
Validus Holdings, Ltd.	6,700	370,376

		1,371,576

Brazil — 0.1%
Banco do Estado do Rio Grande do Sul SA, Class B (Preference Shares)	8,400	37,606
Cia de Saneamento Basico do Estado de Sao Paulo ADR	7,500	69,000
Cielo SA	15,960	121,182
Engie Brasil Energia SA	7,500	80,339
Multiplus SA	1,900	23,393

		331,520

British Virgin Islands — 0.0%
Michael Kors Holdings, Ltd.†	4,000	149,320

Canada — 0.7%
Athabasca Oil Corp.†	52,800	53,378
Baytex Energy Corp.†	35,200	106,499
BCE, Inc.	6,800	309,600
Birchcliff Energy, Ltd.	13,500	69,327
Bonavista Energy Corp.	24,500	51,511
Cameco Corp.	5,700	54,660
Canadian Real Estate Investment Trust	900	32,557
Capital Power Corp.	1,400	25,517
Centerra Gold, Inc.	3,194	16,496
CGI Group, Inc., Class A†	8,722	420,941
CI Financial Corp.	5,200	101,711
Crescent Point Energy Corp.	4,700	46,516
Crew Energy, Inc.†	23,200	69,852
Dominion Diamond Corp.	2,379	28,913
Dorel Industries, Inc., Class B	500	12,014
Eldorado Gold Corp.	9,100	33,265
Enbridge Income Fund Holdings, Inc.	5,400	132,523
Entertainment One, Ltd.	13,190	42,248
Genworth MI Canada, Inc.	7,800	193,707
Goldcorp, Inc.	4,000	55,734
Husky Energy, Inc.†	6,600	76,199
IAMGOLD Corp.†	5,700	23,551
Linamar Corp.	3,000	127,556
Magna International, Inc.	4,700	196,325
MEG Energy Corp.†	12,300	55,686
Nevsun Resources, Ltd.	12,900	28,634
North West Co., Inc.	900	21,230
Open Text Corp.	4,803	166,533
Pengrowth Energy Corp.†	9,500	9,117
Penn West Petroleum, Ltd.†	23,700	35,592
RioCan Real Estate Investment Trust	5,200	98,777
SEMAFO, Inc.†	5,200	11,962
Spartan Energy Corp.†	51,100	85,351
Surge Energy, Inc.	31,400	58,427
Tahoe Resources, Inc.	7,100	57,526
Teck Resources, Ltd., Class B	8,100	168,047
Transcontinental, Inc., Class A	6,192	110,454
Turquoise Hill Resources, Ltd.†	29,700	80,938
Yamana Gold, Inc.	27,500	73,935

		3,342,809

Cayman Islands — 0.0%
Hengan International Group Co., Ltd.	10,500	78,564

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA ADR	2,800	99,540

China — 0.1%
Bank of China, Ltd.	209,000	101,298
China Shenhua Energy Co., Ltd., Class H	40,000	93,284
Industrial & Commercial Bank of China, Ltd.	157,000	102,536

		297,118

Curacao — 0.0%
Schlumberger, Ltd.	2,300	166,957

Czech Republic — 0.0%
CEZ AS	2,131	37,193

Denmark — 0.3%
Coloplast A/S, Class B	2,364	202,359

Novo Nordisk A/S, Class B	25,058	975,054
Scandinavian Tobacco Group A/S*	2,046	35,717
Spar Nord Bank A/S	3,105	35,196

		1,248,326

Finland — 0.2%
Fortum Oyj	6,586	95,846
Neste Oyj	2,595	105,974
Sampo Oyj, Class A	6,398	306,581
Stora Enso Oyj, Class R	6,520	77,557
Technopolis Oyj	4,976	16,695
UPM—Kymmene Oyj	5,549	146,459

		749,112

France — 1.0%
AXA SA	20,798	555,280
BNP Paribas SA	4,812	339,558
Chargeurs SA	806	20,114
Cie Generale des Etablissements Michelin	2,992	390,939
Engie SA	12,903	182,015
Euler Hermes SA	606	59,193
Faurecia	648	31,637
Hermes International	92	44,015
Metropole Television SA	5,607	127,743
Neopost SA	1,473	59,737
Peugeot SA†	8,339	174,724
Plastic Omnium SA	5,463	213,695
Publicis Groupe SA	3,519	254,029
Safran SA	2,980	246,770
Sanofi	7,179	677,297
Societe BIC SA	569	63,965
Societe Generale SA	6,913	378,098
TOTAL SA	16,654	855,720
Valeo SA	2,208	158,741

		4,833,270

Germany — 0.7%
BASF SE	4,727	460,640
Bayer AG	7,706	953,575
Commerzbank AG†	15,716	153,989
Covestro AG*	3,592	279,997
Deutsche Bank AG†	6,947	125,088
Deutsche Euroshop AG	2,203	89,426
HUGO BOSS AG	2,228	169,475
Porsche Automobil Holding SE (Preference Shares)	928	54,294
Siemens AG	4,621	662,429
Software AG	5,873	258,457
Uniper SE†	5,623	92,306

		3,299,676

Greece — 0.0%
Alpha Bank AE†	8,905	18,915
OPAP SA	1,619	16,049
Piraeus Bank SA†	77,213	16,401

		51,365

Guernsey — 0.1%
Amdocs, Ltd.	5,973	365,786

Hong Kong — 0.5%
BOC Hong Kong Holdings, Ltd.	55,500	228,326
China Mobile, Ltd.	9,500	101,310
CLP Holdings, Ltd.	57,000	601,265
Dah Sing Financial Holdings, Ltd.	3,200	24,272
Guangdong Investment, Ltd.	106,000	164,076
Henderson Land Development Co., Ltd.	15,000	95,072
HKT Trust & HKT, Ltd.	222,000	283,695
Hopewell Holdings, Ltd.	9,000	34,422
Hysan Development Co., Ltd.	14,000	66,055
Sun Hung Kai Properties, Ltd.	17,000	255,054
Swire Pacific, Ltd., Class A	7,500	72,220
Swire Properties, Ltd.	12,400	41,608
Wharf Holdings, Ltd.	25,000	213,574
Wheelock & Co., Ltd.	14,000	109,162

		2,290,111

India — 0.0%
Infosys, Ltd. ADR	6,200	90,272

Indonesia — 0.0%
Bank Negara Indonesia Persero Tbk PT	73,200	35,010
Telekomunikasi Indonesia Persero Tbk PT	335,300	109,930

		144,940

Ireland — 0.5%
Accenture PLC, Class A	7,200	873,360
Allegion PLC	400	31,456
Bank of Ireland†	156,917	39,485
Eaton Corp. PLC	7,400	559,736
Medtronic PLC	6,800	565,012
Seagate Technology PLC	4,900	206,437

		2,275,486

Isle of Man — 0.1%
Playtech PLC	26,249	326,038

Israel — 0.3%
Bank Hapoalim BM	48,322	301,662
Bank Leumi Le-Israel B.M.†	58,981	276,031
Check Point Software Technologies, Ltd.†	3,300	343,233
First International Bank of Israel, Ltd.	3,167	52,203
Israel Discount Bank, Ltd., Class A†	11,994	29,043
Taro Pharmaceutical Industries, Ltd.†	1,400	163,590
Teva Pharmaceutical Industries, Ltd. ADR	10,200	322,116

		1,487,878

Italy — 0.3%
Atlantia SpA	9,133	231,603
Azimut Holding SpA	3,403	66,427
Banca Mediolanum SpA	32,201	246,413
Enel SpA	64,530	306,756
Mediobanca SpA	42,484	408,402
Recordati SpA	3,883	143,854
UniCredit SpA†	3,519	57,269

		1,460,724

Japan — 2.7%
77 Bank, Ltd.	4,000	17,295
ABC-Mart, Inc.	500	27,764
ADEKA Corp.	1,600	23,611
Aica Kogyo Co., Ltd.	3,600	102,696
Ajis Co., Ltd.	400	7,629
Aozora Bank, Ltd.	5,000	18,210
Arakawa Chemical Industries, Ltd.	1,200	21,217
Asahi Diamond Industrial Co., Ltd.	2,000	15,340
Asahi Kasei Corp.	22,000	209,688
Astellas Pharma, Inc.	57,700	759,844
Avex Group Holdings, Inc.	2,400	35,265
Awa Bank, Ltd.	2,000	13,205
Bank of Kyoto, Ltd.	30,000	237,363
Bridgestone Corp.	14,900	621,262
Brother Industries, Ltd.	4,800	98,648
Central Japan Railway Co.	4,400	737,511
Chiba Bank, Ltd.	21,000	140,534
Create SD Holdings Co., Ltd.	3,900	91,592
Daicel Corp.	7,100	81,461
Daido Steel Co., Ltd.	5,000	27,854
Daiwa Securities Group, Inc.	22,000	133,668
F@N Communications, Inc.	8,000	63,727
Fujibo Holdings, Inc.	700	19,090
Fuso Chemical Co., Ltd.	2,600	81,283
GungHo Online Entertainment, Inc.	48,300	108,320
Gunma Bank, Ltd.	11,000	59,009
Hachijuni Bank, Ltd.	16,700	98,575
Heiwa Corp.	2,200	56,660
Hitachi Chemical Co., Ltd.	1,600	45,786
Hitachi Metals, Ltd.	5,200	72,816
Hyakugo Bank, Ltd.	6,000	24,221
Inaba Denki Sangyo Co., Ltd.	400	14,532
Inpex Corp.	24,900	238,669
ITOCHU Corp.	20,400	288,409
Iyo Bank, Ltd.	28,200	200,101
Japan Airlines Co., Ltd.	2,100	66,311
Japan Petroleum Exploration Co., Ltd.	7,300	159,719
Japan Post Bank Co., Ltd.	8,300	103,271
Japan Post Holdings Co., Ltd.	3,100	38,404
Japan Tobacco, Inc.	9,100	302,531
JFE Holdings, Inc.	3,800	64,785
JSR Corp.	3,400	62,098
JTEKT Corp.	4,500	70,805
Kaken Pharmaceutical Co., Ltd.	3,400	201,606
Kanematsu Electronics, Ltd.	2,000	53,716
KDDI Corp.	33,100	877,569
Keihin Corp.	1,000	15,708
Keiyo Bank, Ltd.	4,000	17,403
Kitz Corp.	3,000	20,991
Konica Minolta, Inc.	3,100	27,392
Kuraray Co., Ltd.	2,500	40,323
Kuroda Electric Co., Ltd.	2,700	56,313
Kyokuto Kaihatsu Kogyo Co., Ltd.	1,300	21,446
Lawson, Inc.	5,900	391,657
Lintec Corp.	2,200	48,431
Maeda Road Construction Co., Ltd.	7,000	128,980
Mazda Motor Corp.	9,800	143,648
MCJ Co., Ltd.	2,300	26,533
Mitsubishi Chemical Holdings Corp.	19,800	154,937
Mitsubishi UFJ Financial Group, Inc.	18,000	114,515
Mixi, Inc.	2,000	110,877
Nagase & Co., Ltd.	1,200	17,385
Nexon Co., Ltd.	15,500	263,490
NHK Spring Co., Ltd.	2,800	31,221
Nichicon Corp.	2,400	22,800
Nichiha Corp.	1,300	40,816
Nippo Corp.	1,000	19,251
Nippon Telegraph & Telephone Corp.	4,700	201,070
Nissin Electric Co., Ltd.	11,600	137,150
Nitto Kogyo Corp.	800	11,518
NOF Corp.	13,000	146,472
NSK, Ltd.	5,800	79,085
NTT DOCOMO, Inc.	33,600	810,198
NuFlare Technology, Inc.	500	26,508
Oracle Corp. Japan	1,600	92,146
ORIX Corp.	12,000	183,108
Osaka Gas Co., Ltd.	17,000	63,639
Sakai Moving Service Co., Ltd.	400	11,644
San-in Godo Bank, Ltd.	4,100	33,322
Shimamura Co., Ltd.	700	95,824
Shin-Etsu Polymer Co., Ltd.	4,100	30,968
Shinmaywa Industries, Ltd.	6,000	50,541
Shinnihon Corp.	1,400	11,002
Shinsei Bank, Ltd.	168,000	313,469
Shionogi & Co., Ltd.	4,600	236,571
Shizuoka Bank, Ltd.	25,000	210,810
Sinko Industries, Ltd.	2,100	32,628
Sony Financial Holdings, Inc.	7,000	116,295
Start Today Co., Ltd.	2,900	61,915
Subaru Corp.	17,500	661,225
Sumitomo Mitsui Financial Group, Inc.	7,200	266,363
Sumitomo Rubber Industries, Ltd.	2,700	48,538
Sumitomo Seika Chemicals Co., Ltd	400	17,044
Suzuki Motor Corp.	4,000	166,925
Taisei Corp.	30,000	228,751
Toagosei Co., Ltd.	3,800	44,622
TOKAI Holdings Corp.	2,400	18,472
Tokyu Construction Co., Ltd.	1,100	8,970
Tomony Holdings, Inc.	3,600	19,118
Toppan Forms Co., Ltd.	1,600	16,133
Toshiba Machine Co., Ltd.	10,000	41,534
Toshiba Plant Systems & Services Corp.	1,000	16,264
Tosoh Corp.	8,000	75,138
Toyo Ink SC Holdings Co., Ltd.	4,000	19,664
Toyo Kanetsu KK	15,000	38,349
Toyota Boshoku Corp.	1,800	38,027
Toyota Industries Corp.	1,900	94,425
TS Tech Co., Ltd.	1,100	28,843
Wakita & Co., Ltd.	2,400	27,665
Yahoo Japan Corp.	14,600	62,473
Yamato Kogyo Co., Ltd.	2,200	55,022
Yokohama Rubber Co., Ltd.	1,500	29,401
Yuasa Trading Co., Ltd.	600	17,358
Zenkoku Hosho Co, Ltd.	1,400	50,612
Zeon Corp.	3,000	34,151

		13,588,757

Jersey — 0.2%
Delphi Automotive PLC	4,800	385,920
WPP PLC	26,714	571,937

		957,857

Luxembourg — 0.1%
APERAM SA	541	27,238
RTL Group SA	2,517	195,077
SES SA	3,221	72,804
Subsea 7 SA	10,406	172,100

		467,219

Malaysia — 0.0%
AMMB Holdings Bhd	30,400	38,376
Hong Leong Bank Bhd	6,300	20,028

		58,404

Marshall Islands — 0.1%
Gener8 Maritime, Inc.†	8,800	47,256
International Seaways, Inc.†	4,000	77,320
Scorpio Bulkers, Inc.†	5,300	39,485
Scorpio Tankers, Inc.	17,200	75,680
Teekay Tankers, Ltd., Class A	17,900	36,695

		276,436

Mexico — 0.0%
Compartamos SAB de CV	63,100	106,087

Netherlands — 0.2%
Arcadis NV	1,076	18,642
Boskalis Westminster NV	137	5,039
EXOR NV	1,591	89,340
Koninklijke Vopak NV	535	24,138
LyondellBasell Industries NV, Class A	8,700	737,412
NN Group NV	6,337	210,124
RELX NV	4,152	80,302

		1,164,997

New Zealand — 0.0%
Trade Me Group, Ltd.	7,707	28,046

Norway — 0.2%
Salmar ASA	1,740	41,281
SpareBank 1 SR Bank ASA	2,722	21,479
Statoil ASA	12,415	204,892
Telenor ASA	18,363	296,853
TGS Nopec Geophysical Co. ASA	7,392	161,512
Yara International ASA	4,319	160,567

		886,584

Panama — 0.0%
McDermott International, Inc.†	2,900	18,966

Peru — 0.0%
Cia de Minas Buenaventura SAA ADR	4,883	58,645

Poland — 0.0%
KGHM Polska Miedz SA	795	25,228
Polskie Gornictwo Naftowe I Gazownictwo SA	54,364	92,774

		118,002

Portugal — 0.0%
EDP—Energias de Portugal SA	29,163	96,255

Puerto Rico — 0.0%
OFG Bancorp	1,700	19,890
Triple-S Management Corp., Class B†	3,300	59,730

		79,620

Russia — 0.0%
Lukoil PJSC ADR	1,699	84,186
Tatneft PJSC ADR	3,192	125,637

		209,823

Singapore — 0.2%
Broadcom, Ltd.	600	132,486
CapitaLand Mall Trust	41,500	58,515
China Aviation Oil Singapore Corp., Ltd.	16,900	19,596
ComfortDelGro Corp., Ltd.	38,800	76,092
DBS Group Holdings, Ltd.	5,700	78,943
M1, Ltd.	27,500	42,712
Mapletree Industrial Trust	35,400	45,354
Oversea-Chinese Banking Corp., Ltd.	31,100	218,144
Singapore Telecommunications, Ltd.	167,700	447,712

		1,119,554

South Africa — 0.1%
Kumba Iron Ore, Ltd.†	6,292	81,952
MMI Holdings, Ltd.	23,718	41,371
RMB Holdings, Ltd.	10,576	48,544
Sanlam, Ltd.	13,072	69,342
Truworths International, Ltd.	17,798	115,242
Vodacom Group, Ltd.	10,568	119,576

		476,027

South Korea — 0.1%
Daewoo Securities Co., Ltd.	6,470	50,718
Hankook Tire Co., Ltd.	336	17,392
Kangwon Land, Inc.	5,231	166,184
KT&G Corp.	1,658	147,893
Samsung Electronics Co., Ltd.	74	145,086
SK Telecom Co., Ltd.	294	61,880

		589,153

Spain — 0.2%
Cia de Distribucion Integral Logista Holdings SA	2,405	57,504
Endesa SA	7,652	180,335
Gas Natural SDG SA	5,723	129,419
Grupo Catalana Occidente SA	1,096	42,598
Red Electrica Corp. SA	14,128	275,474
Repsol SA	11,783	186,560
Tecnicas Reunidas SA	628	24,866

		896,756

Sweden — 0.4%
Alfa Laval AB	7,023	144,071
Atlas Copco AB, Class A	3,372	126,089
Axfood AB	7,169	113,800
Electrolux AB, Series B	4,959	147,304
Hennes & Mauritz AB, Class B	6,679	165,442
Intrum Justitia AB	9,056	359,897
Investor AB, Class B	5,671	259,242

Loomis AB, Series B	2,510	91,107
SKF AB, Class B	8,833	194,066
Swedish Match AB	15,285	504,248

		2,105,266

Switzerland — 1.2%
ABB, Ltd.	30,047	735,623
Garmin, Ltd.	3,700	188,108
Kuehne & Nagel International AG	1,003	151,609
Nestle SA	15,797	1,216,925
Novartis AG	15,227	1,171,484
Roche Holding AG	4,786	1,252,056
Swiss Re AG	7,196	626,305
Swisscom AG	572	249,495
Transocean, Ltd.†	5,800	63,974
UBS Group AG	21,908	374,308

		6,029,887

Thailand — 0.1%
PTT Exploration & Production PCL NVDR	66,000	185,559
Siam Cement PCL NVDR	9,200	142,562

		328,121

Turkey — 0.0%
Eregli Demir ve Celik Fabrikalari TAS	13,630	24,981

United Kingdom — 1.8%
Abcam PLC	3,255	36,130
Ashmore Group PLC	19,229	86,621
AstraZeneca PLC	4,885	293,417
Barclays PLC	258,229	709,887
Barratt Developments PLC	9,527	71,507
Beazley PLC	13,764	78,404
BHP Billiton PLC	11,008	167,526
BP PLC	51,004	292,317
British American Tobacco PLC	6,800	459,304
Burberry Group PLC	5,155	107,763
Capita PLC	10,158	73,151
Close Brothers Group PLC	3,518	77,096
Dunelm Group PLC	13,322	104,649
Ensco PLC, Class A	2,700	21,303
GlaxoSmithKline PLC	38,566	774,235
Go-Ahead Group PLC	1,094	24,797
Greggs PLC	5,071	70,605
Halfords Group PLC	6,351	30,748
HSBC Holdings PLC (LSE)	98,670	813,430
HSBC Holdings PLC (HKE)	11,600	95,817
IG Group Holdings PLC	24,720	174,014
IMI PLC	10,118	167,611
Imperial Brands PLC	11,510	563,811
Indivior PLC	45,643	198,041
Informa PLC	24,664	205,086
Investec PLC	23,924	177,087
JD Sports Fashion PLC	13,136	75,711
Jupiter Fund Management PLC	9,600	59,011
Legal & General Group PLC	145,451	463,623
Meggitt PLC	37,968	227,440
Micro Focus International PLC	1,589	53,263
Next PLC	3,653	203,685
Noble Corp. PLC	8,300	39,840
Ophir Energy PLC†	89,134	99,284
Pan African Resources PLC	46,296	8,994
PayPoint PLC	2,235	29,440
Rio Tinto PLC	7,223	286,457
Rowan Cos. PLC, Class A†	7,100	99,897
Royal Bank of Scotland Group PLC†	100,986	347,135
Royal Dutch Shell PLC, Class A	2,377	61,651
Royal Mail PLC	12,999	67,766
Smiths Group PLC	11,467	243,574
Standard Chartered PLC†	29,939	279,659
WH Smith PLC	8,361	191,568
William Hill PLC	53,827	204,618

		8,916,973

United States — 15.6%
3M Co.	1,400	274,162
AbbVie, Inc.	13,400	883,596
Adobe Systems, Inc.†	1,700	227,358
AdvanSix, Inc.†	16	436
Affiliated Managers Group, Inc.	600	99,354
Aflac, Inc.	6,200	464,256
Air Products & Chemicals, Inc.	700	98,350
Alacer Gold Corp.†	37,500	59,338
Alaska Air Group, Inc.	2,300	195,707
Allegiant Travel Co.	1,100	159,940
Ally Financial, Inc.	6,400	126,720
Alphabet, Inc., Class A†	1,100	1,016,972
Alphabet, Inc., Class C†	1,000	905,960
Altria Group, Inc.	1,900	136,382
Amazon.com, Inc.†	1,100	1,017,489
American Eagle Outfitters, Inc.	2,600	36,634
American Express Co.	5,200	412,100
American Financial Group, Inc.	1,100	107,041
American National Insurance Co.	123	14,381
AMETEK, Inc.	3,300	188,760
Amgen, Inc.	6,600	1,077,912
Analog Devices, Inc.	1,500	114,300
Anthem, Inc.	300	53,367
Apple, Inc.	24,500	3,519,425
Archer-Daniels-Midland Co.	4,800	219,600
Argan, Inc.	300	20,055
Argonaut Gold, Inc.†	10,300	16,600
Artisan Partners Asset Management, Inc., Class A	1,000	29,300
AT&T, Inc.	36,793	1,458,107
Atwood Oceanics, Inc.†	4,700	36,801
Autoliv, Inc.	900	90,171
Avangrid, Inc.	600	26,100
Bank of America Corp.	16,000	373,440
BB&T Corp.	400	17,272
Bed Bath & Beyond, Inc.	5,200	201,500
Bemis Co., Inc.	1,800	80,874
Berkshire Hathaway, Inc., Class B†	1,400	231,294
Best Buy Co., Inc.	4,800	248,688
Big Lots, Inc.	900	45,441
Bill Barrett Corp.†	8,100	31,104
Boeing Co.	5,000	924,150
BorgWarner, Inc.	4,000	169,120

Brinker International, Inc.	3,900	172,341
Buckle, Inc.	7,400	138,380
CA, Inc.	15,600	512,148
Campbell Soup Co.	7,900	454,566
Capital One Financial Corp.	2,200	176,836
CARBO Ceramics, Inc.†	4,500	30,915
Carlisle Cos., Inc.	2,100	212,919
Carter’s, Inc.	1,800	165,672
Cato Corp., Class A	2,800	63,168
Celanese Corp., Series A	2,500	217,600
Centene Corp.†	910	67,704
Chase Corp.	639	65,497
Chesapeake Lodging Trust	3,201	74,615
Chevron Corp.	9,100	970,970
Cisco Systems, Inc.	38,500	1,311,695
Citigroup, Inc.	20,100	1,188,312
Citrix Systems, Inc.†	4,600	372,324
CNA Financial Corp.	1,700	76,942
Coach, Inc.	3,900	153,621
Coca-Cola Co.	20,300	875,945
Colgate-Palmolive Co.	700	50,428
Comcast Corp., Class A	4,600	180,274
Contango Oil & Gas Co.†	1,700	12,172
Cooper Tire & Rubber Co.	700	26,810
Cooper-Standard Holding, Inc.†	200	22,614
Corning, Inc.	7,500	216,375
Cracker Barrel Old Country Store, Inc.	600	96,114
Credit Acceptance Corp.†	700	142,275
CSG Systems International, Inc.	450	16,879
Cummins, Inc.	4,400	664,136
Curtiss-Wright Corp.	420	39,253
CVS Health Corp.	8,700	717,228
Darden Restaurants, Inc.	2,600	221,494
Delta Air Lines, Inc.	2,500	113,600
Deluxe Corp.	3,900	280,449
Dick’s Sporting Goods, Inc.	2,400	121,320
Discover Financial Services	8,700	544,533
Dow Chemical Co.	5,700	357,960
Dr Pepper Snapple Group, Inc.	3,100	284,115
Dun & Bradstreet Corp.	3,400	372,674
Eaton Vance Corp.	4,100	176,013
eBay, Inc.†	14,900	497,809
Edwards Lifesciences Corp.†	1,300	142,571
Emerson Electric Co.	5,800	349,624
Ennis, Inc.	1,000	17,600
Equifax, Inc.	400	54,124
Evercore Partners, Inc., Class A	600	44,250
Expeditors International of Washington, Inc.	2,700	151,443
Express Scripts Holding Co.†	10,200	625,668
Exxon Mobil Corp.	19,400	1,584,010
Facebook, Inc., Class A†	7,200	1,081,800
FBL Financial Group, Inc., Class A	728	48,412
Federated Investors, Inc., Class B	3,500	93,870
Federated National Holding Co.	792	12,735
Finish Line, Inc., Class A	1,400	22,134
First American Financial Corp.	1,900	82,479
FLIR Systems, Inc.	1,200	44,076
Flowers Foods, Inc.	5,200	101,972
Fluor Corp.	1,500	76,980
Foot Locker, Inc.	2,900	224,286
Ford Motor Co.	3,800	43,586
Fossil Group, Inc.†	3,900	67,275
Franklin Resources, Inc.	4,700	202,617
GameStop Corp., Class A	4,100	93,029
Gannett Co., Inc.	10,500	87,780
Gap, Inc.	7,300	191,260
General Electric Co.	13,300	385,567
General Mills, Inc.	10,200	586,602
Gentex Corp.	20,287	418,927
Genuine Parts Co.	1,434	131,957
Gilead Sciences, Inc.	12,100	829,455
Glacier Bancorp, Inc.	1,000	33,780
Globus Medical, Inc., Class A†	1,700	51,561
GNC Holdings, Inc., Class A	11,500	89,470
Goldman Sachs Group, Inc.	1,700	380,460
Greenbrier Cos., Inc.	3,200	139,040
HCI Group, Inc.	1,205	57,466
HEICO Corp.	500	35,535
Hess Corp.	3,000	146,490
Hillenbrand, Inc.	2,900	107,010
Home Depot, Inc.	1,800	280,980
Honeywell International, Inc.	400	52,456
HP, Inc.	12,100	227,722
HSN, Inc.	2,000	73,800
Hubbell, Inc.	1,200	135,756
Huntington Ingalls Industries, Inc.	1,500	301,335
IDEX Corp.	500	52,380
Ingredion, Inc.	3,400	420,988
Intel Corp.	37,600	1,359,240
International Business Machines Corp.	8,000	1,282,320
Intrepid Potash, Inc.†	10,800	19,548
Intuit, Inc.	1,000	125,210
J.M. Smucker Co.	1,266	160,428
j2 Global, Inc.	947	85,457
John Wiley & Sons, Inc., Class A	1,202	63,345
Johnson & Johnson	15,700	1,938,479
JPMorgan Chase & Co.	19,900	1,731,300
Kellogg Co.	4,300	305,300
Kimberly-Clark Corp.	4,253	551,827
KLA-Tencor Corp.	1,200	117,864
Knoll, Inc.	700	16,772
Kohl’s Corp.	1,900	74,157
L Brands, Inc.	5,400	285,174
Laboratory Corp. of America Holdings†	1,603	224,660
LCI Industries	600	60,690
Lear Corp.	1,400	199,724
Leggett & Platt, Inc.	3,850	202,279
Lincoln Electric Holdings, Inc.	1,100	97,933
Lincoln National Corp.	1,900	125,267
LogMeIn, Inc.	154	17,402
Lowe’s Cos., Inc.	4,300	364,984
Macy’s, Inc.	2,600	75,972
Magellan Midstream Partners LP	300	22,290
Marathon Oil Corp.	22,900	340,523
Marathon Petroleum Corp.	3,400	173,196
MasterCard, Inc., Class A	3,000	348,960
Mattel, Inc.	3,600	80,712

Maxim Integrated Products, Inc.	1,500	66,225
MBIA, Inc.†	4,700	39,480
McDonald’s Corp.	3,400	475,762
McKesson Corp.	2,500	345,725
MEDNAX, Inc.†	6,016	363,126
Merck & Co., Inc.	21,500	1,340,095
Meredith Corp.	1,700	99,535
Microsoft Corp.	37,900	2,594,634
Moelis & Co., Class A	800	29,360
Molina Healthcare, Inc.†	3,300	164,307
Monster Beverage Corp.†	1,300	58,994
Morgan Stanley	16,600	719,942
National Western Life Group, Inc., Class A	200	61,248
Natural Health Trends Corp.	900	25,812
Net 1 UEPS Technologies, Inc.†	2,300	24,909
NetApp, Inc.	7,074	281,899
Nordson Corp.	300	37,560
Nu Skin Enterprises, Inc., Class A	7,800	430,794
NVIDIA Corp.	700	73,010
Occidental Petroleum Corp.	6,100	375,394
Omnicom Group, Inc.	7,800	640,536
Oracle Corp.	18,700	840,752
Packaging Corp. of America	2,900	286,462
Parker-Hannifin Corp.	1,400	225,120
Paychex, Inc.	7,400	438,672
PayPal Holdings, Inc.†	1,300	62,036
Pebblebrook Hotel Trust	900	26,784
PepsiCo, Inc.	2,500	283,200
PetMed Express, Inc.	2,000	46,200
Pfizer, Inc.	43,700	1,482,304
Philip Morris International, Inc.	7,000	775,880
Pitney Bowes, Inc.	10,500	139,545
Polaris Industries, Inc.	2,200	187,572
Priceline Group, Inc.†	200	369,364
Principal Financial Group, Inc.	4,827	314,383
Procter & Gamble Co.	11,600	1,013,028
Public Storage	600	125,628
QUALCOMM, Inc.	17,600	945,824
Quality Care Properties, Inc.†	4,900	85,015
Quest Diagnostics, Inc.	2,486	262,298
Ralph Lauren Corp.	1,300	104,936
Regions Financial Corp.	700	9,625
Robert Half International, Inc.	3,800	174,990
Ross Stores, Inc.	1,400	91,000
Sally Beauty Holdings, Inc.†	4,400	83,688
Schweitzer-Mauduit International, Inc.	1,538	66,211
Scripps Networks Interactive, Inc., Class A	6,800	508,096
Sherwin-Williams Co.	300	100,404
Snap-on, Inc.	3,300	552,849
Sonoco Products Co.	2,905	151,961
Spectra Energy Partners LP	1,600	72,240
Staples, Inc.	10,900	106,493
Steven Madden, Ltd.†	2,154	81,960
Stryker Corp.	802	109,369
Synaptics, Inc.†	1,500	82,155
Synchrony Financial	8,200	227,960
T. Rowe Price Group, Inc.	4,600	326,094
Target Corp.	4,300	240,155
Teradata Corp.†	2,800	81,704
Terra Nitrogen Co LP	1,000	91,800
Texas Instruments, Inc.	3,500	277,130
TJX Cos., Inc.	3,300	259,512
Toro Co.	600	38,952
Tupperware Brands Corp.	2,800	201,068
UGI Corp.	1,726	86,576
Union Pacific Corp.	1,200	134,352
Unit Corp.†	700	15,043
United Insurance Holdings Corp.	1,000	15,260
United Therapeutics Corp.†	4,400	553,080
UnitedHealth Group, Inc.	4,400	769,472
Universal Corp.	2,700	198,315
Universal Insurance Holdings, Inc.	3,574	93,103
Urban Outfitters, Inc.†	1,300	29,744
USANA Health Sciences, Inc.†	1,400	79,590
Valero Energy Corp.	5,800	374,738
Vectrus, Inc.†	400	10,176
Verizon Communications, Inc.	23,500	1,078,885
Versum Materials, Inc.	350	11,207
VF Corp.	4,900	267,687
Viacom, Inc., Class B	4,200	178,752
Visa, Inc., Class A	5,800	529,076
VMware, Inc., Class A†	1,700	160,004
Voya Financial, Inc.	4,100	153,258
Waddell & Reed Financial, Inc., Class A	12,500	224,875
Wal-Mart Stores, Inc.	1,401	105,327
Walgreens Boots Alliance, Inc.	6,700	579,818
Walt Disney Co.	6,400	739,840
WellCare Health Plans, Inc.†	700	107,387
Wells Fargo & Co.	16,300	877,592
Western Union Co.	18,600	369,396
Westwood Holdings Group, Inc.	300	16,740
Whiting Petroleum Corp.†	12,500	103,750
Whole Foods Market, Inc.	2,700	98,199
Williams-Sonoma, Inc.	2,000	108,100
WW Grainger, Inc.	1,300	250,510
Xylem, Inc.	1,300	66,833

		77,285,034

Total Common Stocks (cost $137,746,486)		143,831,380

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Canada — 0.2%
Enbridge, Inc. FRS Series 16-A 6.00% due 01/15/2077	$920,000	938,400
TransCanada Trust FRS Company Guar. Notes 5.88% due 08/15/2076	260,000	279,500

		1,217,900

United States — 0.3%
Bank of New York Mellon Corp. FRS 4.63% due 09/20/2026(1)	430,000	423,550

M&T Bank Corp. FRS 5.13% due 11/01/2026(1)	725,000	733,156
Viacom, Inc. FRS 6.25% due 02/28/2057	191,000	196,014

		1,352,720

Total Preferred Securities/Capital Securities (cost $2,527,591)		2,570,620

FOREIGN CORPORATE BONDS & NOTES — 5.0%
Australia — 0.3%
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	280,000	286,386
BHP Billiton Finance USA, Ltd. Company Guar. Notes 3.85% due 09/30/2023	1,000,000	1,068,835

		1,355,221

Canada — 0.8%
Bank of Montreal Senior Notes 1.35% due 08/28/2018	1,000,000	996,380
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027*	1,105,000	1,096,050
Manulife Financial Corp. FRS Sub. Notes 4.06% due 02/24/2032	1,000,000	1,014,352
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	480,000	494,667
Suncor Energy, Inc. Senior Notes 6.50% due 06/15/2038	150,000	190,352

		3,791,801

Denmark — 0.1%
Danske Bank A/S Senior Notes 2.80% due 03/10/2021*	400,000	405,150

France — 0.1%
Societe Generale SA Senior Notes 3.25% due 01/12/2022*	800,000	800,581

Ireland — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 05/26/2022	700,000	711,221
Johnson Controls International PLC Senior Notes 3.75% due 12/01/2021	150,000	156,826
Johnson Controls International PLC Senior Notes 4.50% due 02/15/2047	80,000	81,827
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	1,500,000	1,481,568

		2,431,442

Jersey — 0.3%
UBS Group Funding Jersey, Ltd. Company Guar. Notes 3.00% due 04/15/2021*	1,500,000	1,510,255

Netherlands — 1.2%
Deutsche Telekom International Finance BV FRS Company Guar. Notes 1.60% due 09/19/2019*	735,000	736,134
ING Bank NV Senior Notes 2.75% due 03/22/2021*	750,000	753,491
Mondelez International Holdings Netherlands BV Company Guar. Notes 1.63% due 10/28/2019*	1,500,000	1,478,021
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	1,576,000	1,530,742
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.70% due 03/16/2022*	1,265,000	1,277,526

		5,775,914

Spain — 0.2%
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	815,000	846,791

United Kingdom — 1.5%
Barclays Bank PLC Sub. Notes 10.18% due 06/12/2021*	325,000	409,351
Barclays PLC Senior Notes 4.38% due 01/12/2026	200,000	205,344
BP Capital Markets PLC Company Guar. Notes 3.06% due 03/17/2022	1,000,000	1,023,947
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	1,000,000	1,021,722
Lloyds Banking Group PLC Senior Notes 3.00% due 01/11/2022	760,000	764,856
Lloyds Banking Group PLC Senior Notes 3.10% due 07/06/2021	500,000	507,931
Rio Tinto Finance USA PLC Company Guar. Notes 3.50% due 03/22/2022	1,500,000	1,564,091

Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	1,220,000	1,221,954
Standard Chartered PLC Senior Notes 2.10% due 08/19/2019*	990,000	984,658

		7,703,854

Total Foreign Corporate Bonds & Notes (cost $24,389,038)		24,621,009

U.S. CORPORATE BONDS & NOTES — 22.8%
United States — 22.8%
Abbott Laboratories Senior Notes 4.75% due 11/30/2036	1,580,000	1,636,322
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	1,000,000	956,217
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	1,000,000	941,938
Altria Group, Inc. Company Guar. Notes 4.00% due 01/31/2024	1,000,000	1,060,795
American Express Credit Corp. FRS Senior Notes 1.74% due 10/30/2019	250,000	250,525
American Tower Corp. Senior Notes 3.38% due 10/15/2026	1,000,000	973,986
American Tower Corp. Senior Notes 4.00% due 06/01/2025	600,000	616,607
Amgen, Inc. Senior Notes 1.85% due 08/19/2021	1,091,000	1,064,763
Amphenol Corp. Senior Notes 3.20% due 04/01/2024	372,000	376,424
Anadarko Petroleum Corp. Senior Notes 4.85% due 03/15/2021	500,000	537,540
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	1,000,000	1,119,305
Analog Devices, Inc. Senior Notes 3.13% due 12/05/2023	1,250,000	1,260,668
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	2,000,000	2,024,552
Arch Capital Finance LLC Company Guar. Notes 5.03% due 12/15/2046	1,000,000	1,092,571
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	715,000	708,403
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	620,000	618,658
Bank of America Corp. FRS Senior Notes 4.24% due 04/24/2038	1,765,000	1,768,975
Bank of America Corp. FRS Senior Notes 4.44% due 01/20/2048	885,000	901,238
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	1,250,000	1,460,359
Baxter International, Inc. Senior Notes 1.70% due 08/15/2021	1,500,000	1,459,968
BB&T Corp. FRS Senior Notes 1.70% due 06/15/2020	1,460,000	1,466,704
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	962,000	967,511
Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	1,000,000	1,011,156
Burlington Northern Santa Fe LLC Senior Notes 4.15% due 04/01/2045	1,500,000	1,525,368
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	1,230,000	1,238,441
Capital One Financial Corp. Senior Notes 3.05% due 03/09/2022	2,000,000	2,005,452
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	1,000,000	1,174,373
Cintas Corp. No 2 Company Guar. Notes 2.90% due 04/01/2022	675,000	685,003
Citigroup, Inc. Senior Notes 2.75% due 04/25/2022	795,000	792,658
Citigroup, Inc. Senior Notes 3.30% due 04/27/2025	1,000,000	993,668
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	965,000	1,067,807
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,275,000	1,424,894
Darden Restaurants, Inc. Senior Notes 3.85% due 05/01/2027	945,000	953,359
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	600,000	602,160

Devon Energy Corp. Senior Notes 5.85% due 12/15/2025	750,000	868,365
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*	545,000	588,147
Digital Realty Trust LP Company Guar. Notes 3.63% due 10/01/2022	1,760,000	1,802,918
Discover Bank Senior Notes 4.20% due 08/08/2023	1,385,000	1,455,877
Duke Energy Corp. Senior Notes 1.80% due 09/01/2021	548,000	532,584
Duke Energy Indiana LLC 1st Mtg. Notes 3.75% due 05/15/2046	500,000	479,554
Duke Energy Ohio, Inc. 1st Mtg. Notes 3.70% due 06/15/2046	80,000	76,535
Ecolab, Inc. Senior Notes 2.70% due 11/01/2026	1,100,000	1,057,257
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	915,000	925,384
Energy Transfer Partners LP Senior Notes 4.65% due 06/01/2021	150,000	158,835
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	1,000,000	959,639
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	220,000	225,280
EOG Resources, Inc. Senior Bonds 2.63% due 03/15/2023	1,000,000	988,219
Fidelity National Information Services, Inc. Senior Notes 2.25% due 08/15/2021	1,500,000	1,481,852
Fifth Third Bank FRS Senior Notes 1.74% due 09/27/2019	295,000	295,068
Fifth Third Bank Senior Notes 2.25% due 06/14/2021	500,000	497,896
Fifth Third Bank Sub. Notes 3.85% due 03/15/2026	900,000	913,402
First Republic Bank Sub. Notes 4.63% due 02/13/2047	1,020,000	1,024,645
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*	1,000,000	1,079,860
Fortive Corp. Senior Notes 2.35% due 06/15/2021*	1,020,000	1,009,584
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	1,200,000	1,642,792
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	500,000	504,428
Georgia Power Co. Senior Notes 3.25% due 03/30/2027	400,000	396,625
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	391,000	389,898
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	1,500,000	1,541,115
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	400,000	404,087
Goldman Sachs Group, Inc. Senior Notes 3.00% due 04/26/2022	2,425,000	2,444,284
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	500,000	493,827
Hartford Financial Services Group, Inc. Senior Notes 5.13% due 04/15/2022	702,000	780,942
Hewlett Packard Enterprise Co. Senior Notes 3.60% due 10/15/2020	750,000	775,241
Hexcel Corp. Senior Notes 3.95% due 02/15/2027	1,275,000	1,298,114
Humana, Inc. Senior Notes 3.95% due 03/15/2027	1,195,000	1,232,298
International Paper Co. Senior Notes 4.40% due 08/15/2047	710,000	691,813
JPMorgan Chase & Co. Senior Notes 2.95% due 10/01/2026	2,500,000	2,401,735
JPMorgan Chase & Co. Senior Notes 2.97% due 01/15/2023	930,000	934,788
Keysight Technologies, Inc. Senior Notes 4.60% due 04/06/2027	405,000	420,831
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020	500,000	507,822

Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	243,000	231,199
Kroger Co. Senior Notes 2.60% due 02/01/2021	646,000	648,372
Lincoln National Corp. Senior Notes 3.63% due 12/12/2026	1,100,000	1,109,567
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	1,040,000	1,142,786
McDonald’s Corp. Senior Notes 4.88% due 12/09/2045	626,000	674,257
Mead Johnson Nutrition Co. Senior Notes 3.00% due 11/15/2020	300,000	305,998
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	100,000	108,780
Metropolitan Life Global Funding I Sec. Notes 2.65% due 04/08/2022*	545,000	546,392
Microsoft Corp. Senior Notes 2.88% due 02/06/2024	315,000	320,115
Microsoft Corp. Senior Notes 3.30% due 02/06/2027	1,085,000	1,114,791
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	310,000	322,499
Molson Coors Brewing Co. Company Guar. Notes 1.90% due 03/15/2019*	630,000	629,616
Moody’s Corp. Senior Notes 2.75% due 12/15/2021	370,000	371,251
Morgan Stanley Senior Notes 2.50% due 04/21/2021	1,195,000	1,190,955
Morgan Stanley Senior Notes 2.63% due 11/17/2021	1,430,000	1,426,292
Morgan Stanley Senior Notes 3.88% due 01/27/2026	1,350,000	1,380,204
Mosaic Co. Senior Notes 4.25% due 11/15/2023	473,000	494,993
Nabors Industries, Inc. Company Guar. Notes 5.50% due 01/15/2023*	500,000	505,625
Newell Rubbermaid, Inc. Senior Notes 3.85% due 04/01/2023	1,623,000	1,694,733
Noble Energy, Inc. Senior Notes 4.15% due 12/15/2021	345,000	364,608
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	500,000	516,323
Norfolk Southern Corp. Senior Notes 3.00% due 04/01/2022	500,000	511,010
ONEOK Partners LP Company Guar. Notes 3.38% due 10/01/2022	738,000	744,254
Parker-Hannifin Corp. Senior Notes 3.25% due 03/01/2027*	480,000	485,429
Philip Morris International, Inc. Senior Notes 1.38% due 02/25/2019	20,000	19,850
Philip Morris International, Inc. Senior Notes 1.63% due 02/21/2019	723,000	720,618
Philip Morris International, Inc. Senior Notes 2.63% due 03/06/2023	1,447,000	1,434,156
Philip Morris International, Inc. Senior Notes 3.25% due 11/10/2024	455,000	461,974
Phillips 66 FRS Company Guar. Notes 1.79% due 04/15/2019*	210,000	210,253
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.65% due 06/01/2022	660,000	668,160
PNC Bank NA Senior Notes 2.55% due 12/09/2021	1,225,000	1,232,497
PNC Bank NA Senior Notes 3.25% due 06/01/2025	1,000,000	1,015,599
Protective Life Global Funding Senior Sec. Notes 1.72% due 04/15/2019*	235,000	232,892
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	900,000	1,019,354
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	500,000	511,079
Reynolds American, Inc. Company Guar. Notes 4.00% due 06/12/2022	365,000	386,288
Rockwell Collins, Inc. Senior Notes 3.50% due 03/15/2027	1,810,000	1,836,650
Roper Technologies, Inc. Senior Notes 2.80% due 12/15/2021	700,000	703,813

Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028*	1,000,000	1,001,328
Sempra Energy Senior Notes 2.40% due 03/15/2020	100,000	100,605
Sempra Energy Senior Notes 3.55% due 06/15/2024	1,000,000	1,023,314
Smithfield Foods, Inc. Company Guar. Notes 2.70% due 01/31/2020*	936,000	938,069
Southern California Edison Co. 1st Mtg. Notes 3.50% due 10/01/2023	250,000	260,100
SunTrust Banks, Inc. Senior Notes 2.70% due 01/27/2022	1,285,000	1,287,402
Texas Instruments, Inc. Senior Notes 1.85% due 05/15/2022	430,000	419,172
UnitedHealth Group, Inc. Senior Notes 1.70% due 02/15/2019	245,000	245,011
UnitedHealth Group, Inc. Senior Notes 3.38% due 04/15/2027	1,500,000	1,525,684
US Bancorp Senior Notes 3.15% due 04/27/2027	1,445,000	1,448,754
Ventas Realty LP Company Guar. Notes 3.13% due 06/15/2023	685,000	680,678
Ventas Realty LP Company Guar. Notes 3.50% due 02/01/2025	500,000	494,712
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	1,370,000	1,281,447
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	237,000	233,098
Walgreens Boots Alliance, Inc. Senior Notes 1.75% due 05/30/2018	1,500,000	1,505,649
Wells Fargo & Co Sub. Notes 4.75% due 12/07/2046	1,450,000	1,494,863
Williams Partners LP Senior Notes 4.00% due 09/15/2025	1,625,000	1,657,380

Total U.S. Corporate Bonds & Notes (cost $112,391,566)		112,910,407

OPTIONS—PURCHASED — 0.0%
Put Options – Purchased(4) (cost $591,155)	946	199,770

Total Long-Term Investment Securities (cost $277,645,836)		284,133,186

SHORT-TERM INVESTMENT SECURITIES — 39.8%
Registered Investment Companies — 39.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.92%(2) (cost $196,933,414)	196,914,638	196,934,329

TOTAL INVESTMENTS (cost $474,579,250)(3)	97.2%	481,067,515
Other assets less liabilities	2.8	13,956,058

NET ASSETS	100.0%	$495,023,573

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2017, the aggregate value of these securities was $19,747,011 representing 4.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at April 30, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

ADR — American Depositary Receipt

HKE — Hong Kong Stock Exchange

LSE — London Stock Exchange

NVDR — Non-Voting Depositary Receipt

(1)	Perpetual maturity – maturity date reflects the next call date.
(2)	The rate shown is the 7-day yield as of April 30, 2017.
(3)	See Note 3 for cost of investments on a tax basis.
(4)	Options—Purchased

Exchange-Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at April 30, 2017	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	June 2017	$2,000	464	$247,683	$76,560	$(171,123)
S&P 500 Index	May 2017	1,950	168	98,959	5,460	(93,499)
S&P 500 Index	July 2017	2,000	314	244,513	117,750	(126,763)

				$591,155	$199,770	$(391,385)

Futures Contracts
						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	April 30, 2017	(Depreciation)
52	Long	SPI 200 Index	June 2017	$5,597,403	$5,755,951	$158,548
50	Long	S&P/Toronto Stock Exchange 60 Index	June 2017	6,684,052	6,716,238	32,186
760	Long	Euro Stoxx 50 Index	June 2017	27,433,264	29,041,601	1,608,337
692	Long	Nikkei 225 E-Mini Index	June 2017	11,989,442	11,918,726	(70,716)
93	Long	FTSE 100 Index	June 2017	8,845,529	8,630,495	(215,034)
852	Long	S&P 500 E-Mini Index	June 2017	100,630,120	101,409,300	779,180
689	Long	U.S. Treasury 10 Year Notes	June 2017	85,206,496	86,620,219	1,413,723
77	Long	U.S. Treasury 2 Year Notes	June 2017	16,668,988	16,678,922	9,934
66	Long	U.S. Treasury Ultra Long Bonds	June 2017	9,923,091	10,095,938	172,847
120	Long	Mini MSCI Emerging Markets Index	June 2017	5,783,827	5,874,000	90,173
313	Short	Canada 10 Year Bonds	June 2017	31,274,732	32,000,498	(725,766)
169	Short	Euro-Bund	June 2017	29,370,923	29,782,347	(411,424)
180	Short	U.S. Treasury 5 Year Notes	June 2017	21,163,904	21,313,125	(149,221)
74	Short	U.S. Treasury 10 Year Notes	June 2017	9,259,335	9,303,188	(43,853)

						$2,648,914

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	MXN	177,850,000	AUD	12,435,709	06/22/2017	$—	$(65,891)

BNP Paribas SA	KRW	8,481,000,000	USD	7,521,951	06/22/2017	64,029	—

Canadian Imperial Bank of Commerce	CAD	12,978,609	NOK	82,030,000	06/22/2017	44,629	—

Citibank N.A.	NOK	82,030,000	CAD	12,955,119	06/22/2017	—	(61,850)
	USD	1,633,938	CAD	2,176,000	06/22/2017	—	(38,667)
	USD	2,866,442	CHF	2,857,000	06/22/2017	13,810	—
	USD	8,018,155	EUR	7,403,000	06/22/2017	66,255	—
	USD	8,334,193	RUB	500,885,000	06/22/2017	366,421	—

						446,486	(100,517)

Credit Suisse International	USD	9,464,836	JPY	1,055,209,000	06/22/2017	20,102	—

Goldman Sachs International	EUR	7,196,546	SEK	68,840,000	06/22/2017	—	(66,574)
	USD	356,701	SEK	3,200,000	06/22/2017	5,525	—

						5,525	(66,574)

HSBC Bank PLC	TWD	426,700,000	USD	14,006,237	06/22/2017	—	(147,885)

Morgan Stanley & Co. International PLC	SEK	68,840,000	EUR	7,256,647	06/22/2017	132,207	—
	USD	14,335,987	EUR	13,419,000	06/22/2017	318,167	—

						450,374	—

Royal Bank of Canada	USD	4,148,560	AUD	5,420,000	06/22/2017	—	(93,704)
	USD	5,433,998	CAD	7,187,000	06/22/2017	—	(165,058)

						—	(258,762)

State Street Bank London	USD	2,935,635	CHF	2,929,000	06/22/2017	17,204	—
	USD	16,673,247	EUR	15,637,000	06/22/2017	403,063	—
	USD	8,030,697	GBP	6,447,000	06/22/2017	331,367	—
	ZAR	4,120,300	USD	313,465	06/22/2017	7,773	—

						759,407	—

UBS AG London	AUD	11,852,716	MXN	177,850,000	06/22/2017	502,045	—
	CHF	1,988,000	USD	2,003,469	06/22/2017	—	(711)
	JPY	179,165,000	USD	1,610,291	06/22/2017	—	(166)
	USD	2,329,404	GBP	1,865,000	06/22/2017	89,589	—
	USD	7,565,900	KRW	8,481,000,000	06/22/2017	—	(107,978)
	USD	14,025,342	TWD	426,700,000	06/22/2017	128,779	—

						720,413	(108,855)

Net Unrealized Appreciation/(Depreciation)						$2,510,965	$(748,484)

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

GBP — British Pound Sterling

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

NOK — Norwegian Krone

RUB — New Russian Ruble

SEK — Swedish Krona

TWD — Taiwan New Dollar

USD — United States Dollar

Industry Allocation*
Registered Investment Companies	39.8%
Diversified Banking Institutions	6.3
Banks-Commercial	4.0
Medical-Drugs	3.6
Oil Companies-Integrated	1.9
Telephone-Integrated	1.7
Tobacco	1.6
Oil Companies-Exploration & Production	1.5
Banks-Super Regional	1.5
Pipelines	1.4
Diversified Manufacturing Operations	1.4
Real Estate Investment Trusts	1.1
Insurance-Life/Health	1.1
Applications Software	1.0
Computers	0.9
Retail-Drug Store	0.9
Medical-HMO	0.9
Aerospace/Defense	0.9
Computer Services	0.8
Finance-Credit Card	0.8
Food-Misc./Diversified	0.7
Medical-Biomedical/Gene	0.7
Metal-Diversified	0.7
Electric-Integrated	0.7
Chemicals-Diversified	0.7
Transport-Rail	0.6
Medical Products	0.6
Insurance-Reinsurance	0.6
Brewery	0.5
Electronic Components-Semiconductors	0.5
Retail-Restaurants	0.5
Insurance-Multi-line	0.5
Semiconductor Components-Integrated Circuits	0.5
Data Processing/Management	0.5
Enterprise Software/Service	0.5
Web Portals/ISP	0.4
Cellular Telecom	0.4
Beverages-Non-alcoholic	0.4
Diversified Minerals	0.4
Telecom Services	0.4
Commercial Services-Finance	0.4
Retail-Apparel/Shoe	0.3
Auto/Truck Parts & Equipment-Original	0.3
Gold Mining	0.3
Auto-Cars/Light Trucks	0.3
Home Decoration Products	0.3
Food-Confectionery	0.3
Diagnostic Equipment	0.3
E-Commerce/Products	0.3
Multimedia	0.3
Investment Management/Advisor Services	0.3
Electronic Measurement Instruments	0.3
Networking Products	0.3
Advanced Materials	0.3
Finance-Leasing Companies	0.3
Insurance-Property/Casualty	0.2
Gas-Distribution	0.2
Cable/Satellite TV	0.2
Advertising Agencies	0.2
Commercial Services	0.2
Rubber-Tires	0.2
Internet Content-Entertainment	0.2
Cosmetics & Toiletries	0.2
Paper & Related Products	0.2
Machinery-General Industrial	0.2
Food-Meat Products	0.2
Electronic Components-Misc.	0.2
Machinery-Electrical	0.2
Retail-Building Products	0.2
Financial Guarantee Insurance	0.2
E-Commerce/Services	0.2
Computers-Memory Devices	0.2
Medical Labs & Testing Services	0.2
Oil Refining & Marketing	0.1
Apparel Manufacturers	0.1
Food-Retail	0.1
Medical Instruments	0.1
Real Estate Operations & Development	0.1
Oil & Gas Drilling	0.1
Agricultural Chemicals	0.1
Linen Supply & Related Items	0.1
Engines-Internal Combustion	0.1
Electric Products-Misc.	0.1
Pharmacy Services	0.1
Tools-Hand Held	0.1
Consumer Products-Misc.	0.1
Broadcast Services/Program	0.1
Containers-Paper/Plastic	0.1
Medical-Generic Drugs	0.1
Distribution/Wholesale	0.1
Diversified Operations	0.1
Retail-Discount	0.1
Multilevel Direct Selling	0.1
Printing-Commercial	0.1
Banks-Fiduciary	0.1
Computers-Integrated Systems	0.1
Computer Software	0.1
Vitamins & Nutrition Products	0.1
Retail-Convenience Store	0.1
Electronic Connectors	0.1
Entertainment Software	0.1
Physicians Practice Management	0.1
Investment Companies	0.1
Medical-Wholesale Drug Distribution	0.1
Computer Data Security	0.1
Television	0.1
Import/Export	0.1
Shipbuilding	0.1
Metal Processors & Fabrication	0.1
Retail-Major Department Stores	0.1
Advertising Services	0.1
Transport-Marine	0.1
Electric-Transmission	0.1
Building & Construction-Misc.	0.1
Retail-Consumer Electronics	0.1
Electronics-Military	0.1
Finance-Consumer Loans	0.1
Electronic Forms	0.1
Gambling (Non-Hotel)	0.1
Agricultural Operations	0.1
Home Furnishings	0.1
Retail-Bedding	0.1
Housewares	0.1
Casino Hotels	0.1

97.2%

* Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$143,831,380	$—	$—	$143,831,380
Preferred Securities/Capital Securities	—	2,570,620	—	2,570,620
Foreign Corporate Bonds & Notes	—	24,621,009	—	24,621,009
U.S. Corporate Bonds & Notes	—	112,910,407	—	112,910,407
Options-Purchased	199,770	—	—	199,770
Short-Term Investment Securities	196,934,329	—	—	196,934,329

Total Investments at Value	$340,965,479	$140,102,036	$—	$481,067,515

Other Financial Instruments:+
Futures Contracts	$4,264,928	$—	$—	$4,264,928
Forward Foreign Currency Contracts	—	2,510,965	—	2,510,965

Total Other Financial Instruments	$4,264,928	$2,510,965	$—	$6,775,893

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$1,616,014	$—	$—	$1,616,014
Forward Foreign Currency Contracts	—	748,484	—	748,484

Total Other Financial Instruments	$1,616,014	$748,484	$—	$2,364,498

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 56.8%
Advertising Agencies — 0.2%
WPP PLC	59,611	$1,276,250

Aerospace/Defense — 0.9%
Arconic, Inc.	4,420	120,799
Boeing Co.	22,401	4,140,377
General Dynamics Corp.	451	87,399
Meggitt PLC	172,588	1,033,853
Northrop Grumman Corp.	2,569	631,871
Raytheon Co.	65	10,089
Rockwell Collins, Inc.	13,794	1,435,817

		7,460,205

Aerospace/Defense-Equipment — 0.2%
Harris Corp.	10,548	1,180,216
United Technologies Corp.	4,471	532,004

		1,712,220

Agricultural Chemicals — 0.1%
Agrium, Inc.	881	82,752
CF Industries Holdings, Inc.	32,715	874,799
Incitec Pivot, Ltd.	5,321	15,101
Monsanto Co.	2,282	266,104
OCI NV†	824	16,031
Yara International ASA	461	17,139

		1,271,926

Agricultural Operations — 0.0%
Bunge, Ltd.	5,113	404,080

Airlines — 0.6%
Alaska Air Group, Inc.	11,822	1,005,934
American Airlines Group, Inc.	65,548	2,793,656
Delta Air Lines, Inc.	9,622	437,224
United Continental Holdings, Inc.†	19,022	1,335,534

		5,572,348

Apparel Manufacturers — 0.2%
Burberry Group PLC	45,801	957,448
Moncler SpA	31,172	769,435

		1,726,883

Applications Software — 2.1%
Intuit, Inc.	7,307	914,910
Microsoft Corp.	166,951	11,429,465
Red Hat, Inc.†	25,492	2,245,335
salesforce.com, Inc.†	30,451	2,622,440
ServiceNow, Inc.†	13,698	1,294,187

		18,506,337

Athletic Footwear — 0.0%
NIKE, Inc., Class B	2,288	126,778

Audio/Video Products — 0.2%
Panasonic Corp.	89,900	1,072,993
Sony Corp.	13,700	461,972

		1,534,965

Auto-Cars/Light Trucks — 0.7%
Bayerische Motoren Werke AG	6,968	665,284
Ferrari NV	3,665	275,608
Honda Motor Co., Ltd.	49,700	1,440,954
Suzuki Motor Corp.	19,300	805,415
Tesla, Inc.†	4,226	1,327,260
Toyota Motor Corp.	22,200	1,201,857

		5,716,378

Auto-Heavy Duty Trucks — 0.0%
PACCAR, Inc.	4,426	295,347

Auto/Truck Parts & Equipment-Original — 0.3%
Aisin Seiki Co., Ltd.	8,500	415,564
Autoliv, Inc. SDR	7,292	729,834
Delphi Automotive PLC	7,453	599,221
GKN PLC	152,050	706,800
Koito Manufacturing Co., Ltd.	5,700	294,012

		2,745,431

Banks-Commercial — 1.9%
Australia & New Zealand Banking Group, Ltd.	71,733	1,759,660
Commerzbank AG†	33,205	325,351
Danske Bank A/S	27,000	980,632
DBS Group Holdings, Ltd.	86,900	1,203,532
DNB ASA	111,276	1,737,959
Erste Group Bank AG	17,984	642,943
First Republic Bank	8,338	770,931
ING Groep NV	120,430	1,960,550
Intesa Sanpaolo SpA	364,105	1,060,560
National Bank of Canada	27,000	1,049,302
Nordea Bank AB	125,926	1,549,675
Standard Chartered PLC†	56,063	523,683
Sumitomo Mitsui Trust Holdings, Inc.	29,400	1,006,681
Svenska Handelsbanken AB, Class A	108,082	1,533,866
United Overseas Bank, Ltd.	45,000	702,144

		16,807,469

Banks-Fiduciary — 0.6%
Bank of New York Mellon Corp.	39,986	1,881,741
Citizens Financial Group, Inc.	21,233	779,464
State Street Corp.	30,448	2,554,587

		5,215,792

Banks-Super Regional — 1.1%
Fifth Third Bancorp	56,215	1,373,332
KeyCorp	62,501	1,140,018
PNC Financial Services Group, Inc.	9,064	1,085,414
US Bancorp	33,238	1,704,445
Wells Fargo & Co.	80,777	4,349,034

		9,652,243

Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	18,290	789,214
Dr Pepper Snapple Group, Inc.	3,857	353,494
Monster Beverage Corp.†	1,206	54,728
PepsiCo, Inc.	13,807	1,564,057

		2,761,493

Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc., Class A	1,053	181,684
Diageo PLC	44,282	1,288,458

		1,470,142

Brewery — 0.1%
Kirin Holdings Co., Ltd.	45,400	882,139
Molson Coors Brewing Co., Class B	2,504	240,108

		1,122,247

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	6,250	398,375

Building Products-Air & Heating — 0.2%
Johnson Controls International PLC	48,441	2,013,692

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	960	211,383
Vulcan Materials Co.	3,631	438,915

		650,298

Building-Heavy Construction — 0.0%
Granite Construction, Inc.	404	21,295

Building-Residential/Commercial — 0.2%
Lennar Corp., Class A	10,447	527,573
Persimmon PLC	38,193	1,152,594

		1,680,167

Cable/Satellite TV — 0.7%
Charter Communications, Inc., Class A†	3,271	1,129,018
Comcast Corp., Class A	68,901	2,700,230
Liberty Global PLC, Class A†	16,475	583,544
Liberty Global PLC, Class C†	8,975	310,625
Sky PLC	80,966	1,040,282

		5,763,699

Casino Hotels — 0.1%
Las Vegas Sands Corp.	7,892	465,549
MGM Resorts International	23,750	729,363

		1,194,912

Cellular Telecom — 0.3%
America Movil SAB de CV, Series L ADR	33,150	510,179
T-Mobile US, Inc.†	3,590	241,499
Telstra Corp., Ltd.	62,676	198,052
Vodafone Group PLC ADR	62,350	1,632,946

		2,582,676

Chemicals-Diversified — 0.6%
Akzo Nobel NV	269	23,524
Asahi Kasei Corp.	99,000	943,597
BASF SE	10,417	1,015,123
Covestro AG*	6,684	521,020
Croda International PLC	636	31,006
E.I. du Pont de Nemours & Co.	25,175	2,007,706
Orion Engineered Carbons SA	337	6,841
PPG Industries, Inc.	424	46,572
Symrise AG	224	15,682
Tosoh Corp.	28,000	262,983

		4,874,054

Chemicals-Plastics — 0.0%
PolyOne Corp.	233	9,136

Chemicals-Specialty — 0.1%
Ashland Global Holdings, Inc.	3,320	410,020
Umicore SA	10,354	606,225
Valvoline, Inc.	330	7,343
Victrex PLC	1,172	29,084

		1,052,672

Coatings/Paint — 0.1%
Axalta Coating Systems, Ltd.†	300	9,411
RPM International, Inc.	5,189	272,734
Sherwin-Williams Co.	907	303,555

		585,700

Commercial Services — 0.0%
Ecolab, Inc.	516	66,610

Commercial Services-Finance — 0.4%
Automatic Data Processing, Inc.	1,053	110,028
Equifax, Inc.	3,134	424,062
FleetCor Technologies, Inc.†	1,050	148,197
Global Payments, Inc.	3,245	265,311
IHS Markit, Ltd.†	5,347	232,060
PayPal Holdings, Inc.†	29,942	1,428,832
S&P Global, Inc.	2,854	382,978
Vantiv, Inc., Class A†	476	29,531

		3,020,999

Computer Services — 0.2%
Accenture PLC, Class A	2,962	359,291
Cognizant Technology Solutions Corp., Class A†	5,670	341,504
Infosys, Ltd. ADR	52,650	766,584

		1,467,379

Computers — 0.8%
Apple, Inc.	50,346	7,232,203

Computers-Memory Devices — 0.0%
Western Digital Corp.	3,718	331,162

Consumer Products-Misc. — 0.1%
Samsonite International SA	195,600	754,402

Containers-Metal/Glass — 0.2%
Ball Corp.	22,787	1,752,093
Vidrala SA	236	13,856

		1,765,949

Containers-Paper/Plastic — 0.1%
Amcor, Ltd.	65,937	775,660
Bemis Co., Inc.	582	26,149
Orora, Ltd.	6,761	15,239

		817,048

Cosmetics & Toiletries — 0.9%
Colgate-Palmolive Co.	6,538	470,997
Coty, Inc., Class A	7,453	133,036
L’Oreal SA	6,930	1,380,307
Pola Orbis Holdings, Inc.	18,400	423,873
Procter & Gamble Co.	22,890	1,998,984
Unilever PLC	58,791	3,024,521

		7,431,718

Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	15,193	819,358
Royal Caribbean Cruises, Ltd.	6,506	693,540

		1,512,898

Data Processing/Management — 0.3%
Fidelity National Information Services, Inc.	11,605	977,025

Fiserv, Inc.†	10,310	1,228,333

		2,205,358

Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	4,163	263,268

Diagnostic Equipment — 0.8%
Abbott Laboratories	15,704	685,323
Danaher Corp.	40,374	3,364,365
Thermo Fisher Scientific, Inc.	15,007	2,481,107

		6,530,795

Dialysis Centers — 0.2%
Fresenius SE & Co. KGaA	24,404	1,978,061

Diamonds/Precious Stones — 0.0%
Alrosa PJSC	19,340	33,633
Petra Diamonds, Ltd.†	24,242	40,723

		74,356

Disposable Medical Products — 0.0%
C.R. Bard, Inc.	244	75,025

Distribution/Wholesale — 0.0%
LKQ Corp.†	4,525	141,361

Diversified Banking Institutions — 2.4%
Bank of America Corp.	23,391	545,946
Barclays PLC ADR	36,800	397,808
BNP Paribas SA	27,794	1,961,279
Citigroup, Inc.	48,296	2,855,259
Goldman Sachs Group, Inc.	289	64,678
JPMorgan Chase & Co.	91,098	7,925,526
Lloyds Banking Group PLC	1,497,628	1,342,291
Macquarie Group, Ltd.	14,398	1,002,654
Morgan Stanley	109,673	4,756,518

		20,851,959

Diversified Manufacturing Operations — 0.6%
Carlisle Cos., Inc.	158	16,020
General Electric Co.	14,127	409,542
Illinois Tool Works, Inc.	5,794	800,093
Pentair PLC	11,371	733,543
Siemens AG	16,984	2,434,688
Textron, Inc.	11,668	544,429

		4,938,315

Diversified Minerals — 0.2%
Anglo American PLC†	6,225	89,213
BHP Billiton PLC	50,305	765,571
BHP Billiton, Ltd.	26,407	469,029
Independence Group NL	7,705	18,809
Lundin Mining Corp.	4,512	24,063
Sumitomo Metal Mining Co., Ltd.	1,000	13,559
Teck Resources, Ltd., Class B	1,500	31,110
US Silica Holdings, Inc.	468	19,422
Western Areas, Ltd.†	6,427	10,684

		1,441,460

Diversified Operations — 0.2%
CK Hutchison Holdings, Ltd.	109,000	1,361,388
Wharf Holdings, Ltd.	2,000	17,086

		1,378,474

E-Commerce/Products — 1.8%
Alibaba Group Holding, Ltd. ADR†	29,905	3,454,027
Amazon.com, Inc.†	13,435	12,427,241

		15,881,268

E-Commerce/Services — 0.9%
Ctrip.com International, Ltd. ADR†	12,490	630,870
MercadoLibre, Inc.	265	60,661
Priceline Group, Inc.†	3,597	6,643,012

		7,334,543

E-Marketing/Info — 0.1%
CyberAgent, Inc.	18,500	574,209

Electric Products-Misc. — 0.1%
Emerson Electric Co.	1,847	111,337
Legrand SA	15,763	1,020,451

		1,131,788

Electric-Generation — 0.2%
Electric Power Development Co., Ltd.	26,500	614,510
Engie SA	75,870	1,070,255

		1,684,765

Electric-Integrated — 1.4%
American Electric Power Co., Inc.	19,591	1,328,858
CMS Energy Corp.	352	15,981
DTE Energy Co.	8,789	919,241
E.ON SE	43,936	342,530
Edison International	4,971	397,531
Eversource Energy	9,752	579,269
Exelon Corp.	46,624	1,614,589
Great Plains Energy, Inc.	5,003	148,039
NextEra Energy, Inc.	16,717	2,232,722
PG&E Corp.	44,815	3,004,846
Southern Co.	17,678	880,364
SSE PLC	26,790	482,655

		11,946,625

Electric-Transmission — 0.0%
Red Electrica Corp. SA	1,326	25,855

Electronic Components-Misc. — 0.3%
Koninklijke Philips NV	52,329	1,813,803
Omron Corp.	17,500	732,339

		2,546,142

Electronic Components-Semiconductors — 0.9%
Broadcom, Ltd.	21,246	4,691,329
Intel Corp.	13,563	490,302
Microchip Technology, Inc.	8,265	624,669
Micron Technology, Inc.†	4,628	128,057
Samsung Electronics Co., Ltd.	636	1,246,960
Texas Instruments, Inc.	6,244	494,400
Xilinx, Inc.	2,852	179,990

		7,855,707

Electronic Connectors — 0.1%
TE Connectivity, Ltd.	10,500	812,385

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	24,867	1,368,928

Fortive Corp.	23,331	1,475,919
Keysight Technologies, Inc.†	1,914	71,641

		2,916,488

Electronic Security Devices — 0.0%
Allegion PLC	2,627	206,587

Energy-Alternate Sources — 0.0%
Vestas Wind Systems A/S	95	8,181

Engineering/R&D Services — 0.1%
WorleyParsons, Ltd.†	55,580	471,119

Engines-Internal Combustion — 0.0%
Cummins, Inc.	2,191	330,710

Enterprise Software/Service — 0.1%
Workday, Inc., Class A†	5,451	476,417

Entertainment Software — 0.1%
Activision Blizzard, Inc.	1,005	52,511
Electronic Arts, Inc.†	8,954	849,019

		901,530

Finance-Consumer Loans — 0.1%
Synchrony Financial	19,983	555,527

Finance-Credit Card — 1.1%
Credit Saison Co., Ltd.	32,300	587,905
MasterCard, Inc., Class A	35,274	4,103,071
Visa, Inc., Class A	52,513	4,790,236

		9,481,212

Finance-Investment Banker/Broker — 0.4%
Charles Schwab Corp.	41,013	1,593,355
Close Brothers Group PLC	8,083	177,137
E*TRADE Financial Corp.†	1,797	62,087
TD Ameritrade Holding Corp.	32,942	1,260,690

		3,093,269

Finance-Leasing Companies — 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.	109,400	571,167

Finance-Mortgage Loan/Banker — 0.0%
FNF Group	2,906	119,001

Finance-Other Services — 0.3%
CBOE Holdings, Inc.	2,100	173,061
CME Group, Inc.	3,202	372,041
Intercontinental Exchange, Inc.	37,346	2,248,229

		2,793,331

Food-Catering — 0.1%
Compass Group PLC	61,977	1,250,647

Food-Confectionery — 0.0%
Hershey Co.	2,258	244,316

Food-Meat Products — 0.5%
Tyson Foods, Inc., Class A	61,375	3,943,957

Food-Misc./Diversified — 0.8%
Corbion NV	490	15,212
Danone SA	9,940	694,918
Kraft Heinz Co.	3,886	351,256
Mondelez International, Inc., Class A	18,360	826,751
Nestle SA	51,121	3,938,115
Wilmar International, Ltd.	311,400	791,232

		6,617,484

Food-Retail — 0.2%
Kroger Co.	6,431	190,679
Seven & i Holdings Co., Ltd.	27,500	1,161,920

		1,352,599

Food-Wholesale/Distribution — 0.0%
Sysco Corp.	1,988	105,106

Gas-Distribution — 0.3%
Atmos Energy Corp.	2,039	165,200
National Grid PLC	101,776	1,318,202
NiSource, Inc.	7,273	176,370
Sempra Energy	5,737	648,396

		2,308,168

Gold Mining — 0.1%
Agnico-Eagle Mines, Ltd.	1,933	92,455
AngloGold Ashanti, Ltd.	4,223	47,777
Barrick Gold Corp.	12,049	201,459
Centamin PLC	4,538	10,398
Cia de Minas Buenaventura SAA ADR	3,275	39,333
Evolution Mining, Ltd.	5,296	9,081
Franco-Nevada Corp.	1,748	118,885
Goldcorp, Inc.	5,866	81,889
Kinross Gold Corp.†	14,260	49,767
New Gold, Inc.†	2,800	7,952
Newcrest Mining, Ltd.	7,266	115,127
Newmont Mining Corp.	4,791	161,984
Randgold Resources, Ltd.	881	77,650
Randgold Resources, Ltd. ADR	690	60,713
Sibanye Gold, Ltd.	13,371	27,065
Yamana Gold, Inc.	9,200	24,840

		1,126,375

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†	9,264	790,590

Hotels/Motels — 0.2%
Hilton Grand Vacations, Inc.†	608	20,350
Hilton Worldwide Holdings, Inc.	11,579	682,813
Marriott International, Inc., Class A	12,107	1,143,143

		1,846,306

Human Resources — 0.1%
Recruit Holdings Co., Ltd.	12,400	626,257

Import/Export — 0.3%
Mitsubishi Corp.	38,400	827,938
Sumitomo Corp.	100,500	1,341,953

		2,169,891

Independent Power Producers — 0.0%
NRG Energy, Inc.	22,677	383,241

Industrial Gases — 0.2%
Air Liquide SA	7,044	848,637
Air Products & Chemicals, Inc.	3,464	486,692
Linde AG	159	28,569
Praxair, Inc.	3,030	378,689

		1,742,587

Instruments-Controls — 0.3%
Honeywell International, Inc.	18,292	2,398,813
Sensata Technologies Holding NV†	4,150	170,897
Watts Water Technologies, Inc., Class A	164	10,201

		2,579,911

Instruments-Scientific — 0.0%
Hamamatsu Photonics KK	11,900	349,608

Insurance Brokers — 0.4%
Marsh & McLennan Cos., Inc.	27,350	2,027,455
Willis Towers Watson PLC	9,945	1,318,906

		3,346,361

Insurance-Life/Health — 0.7%
AIA Group, Ltd.	149,200	1,032,921
Aviva PLC	191,693	1,302,232
Challenger, Ltd.	115,154	1,139,925
Prudential PLC	74,312	1,651,630
Sun Life Financial, Inc.	27,800	981,823

		6,108,531

Insurance-Multi-line — 1.3%
Allianz SE	5,792	1,102,852
AXA SA	86,178	2,300,844
Chubb, Ltd.	10,989	1,508,240
CNA Financial Corp.	7,780	352,123
Direct Line Insurance Group PLC	221,286	1,000,840
Hartford Financial Services Group, Inc.	35,946	1,738,349
Loews Corp.	3,864	180,140
MetLife, Inc.	37,525	1,944,170
Ping An Insurance Group Co. of China, Ltd.	96,500	543,393
Storebrand ASA	124,070	817,885

		11,488,836

Insurance-Property/Casualty — 0.4%
Progressive Corp.	7,024	278,993
RSA Insurance Group PLC	112,047	864,934
Tokio Marine Holdings, Inc.	38,700	1,628,889
XL Group, Ltd.	21,928	917,687

		3,690,503

Insurance-Reinsurance — 0.2%
Berkshire Hathaway, Inc., Class B†	3,896	643,658
Muenchener Rueckversicherungs-Gesellschaft AG	6,516	1,248,872

		1,892,530

Internet Application Software — 0.3%
Tencent Holdings, Ltd.	91,700	2,869,475

Internet Content-Entertainment — 1.3%
Facebook, Inc., Class A†	58,823	8,838,156
Netflix, Inc.†	11,335	1,725,187
Snap, Inc., Class A†	11,468	258,603
YY, Inc., ADR†	11,100	543,567

		11,365,513

Internet Content-Information/News — 0.0%
Kakaku.com, Inc.	19,800	285,433

Internet Security — 0.0%
VeriSign, Inc.†	2,893	257,246

Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc.	8,640	1,104,624
BlackRock, Inc.	360	138,445
GAM Holding AG	38,165	489,049
Legg Mason, Inc.	2,921	109,187

		1,841,305

Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	1,003	176,628

Machine Tools & Related Products — 0.1%
Sandvik AB	1,260	20,229
THK Co., Ltd.	37,200	958,073

		978,302

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	1,411	144,289

Machinery-Electrical — 0.4%
ABB, Ltd.	52,469	1,284,568
Mitsubishi Electric Corp.	138,500	1,930,738
SMC Corp.	2,100	591,334

		3,806,640

Machinery-Farming — 0.0%
AGCO Corp.	270	17,277

Machinery-General Industrial — 0.3%
ANDRITZ AG	126	6,968
Krones AG	148	17,573
Roper Technologies, Inc.	9,516	2,081,149
Wabtec Corp.	2,571	215,681

		2,321,371

Machinery-Pumps — 0.0%
Flowserve Corp.	5,416	275,512

Medical Instruments — 0.6%
Elekta AB, Series B	35,976	375,507
Intuitive Surgical, Inc.†	2,585	2,160,724
Medtronic PLC	31,105	2,584,515

		5,120,746

Medical Labs & Testing Services — 0.1%
Miraca Holdings, Inc.	13,000	599,417

Medical Products — 0.5%
Becton Dickinson and Co.	13,280	2,482,962
Cooper Cos., Inc.	125	25,041
Henry Schein, Inc.†	13	2,259
Sonova Holding AG	1,927	284,886
Stryker Corp.	13,805	1,882,588

		4,677,736

Medical-Biomedical/Gene — 0.9%
Alexion Pharmaceuticals, Inc.†	11,793	1,506,910
Amgen, Inc.	3,279	535,526
Biogen, Inc.†	4,968	1,347,371
Celgene Corp.†	13,409	1,663,386
CSL, Ltd.	6,129	608,324
Gilead Sciences, Inc.	8,012	549,223
Illumina, Inc.†	855	158,055
Incyte Corp.†	1,627	202,204
Regeneron Pharmaceuticals, Inc.†	460	178,705

Vertex Pharmaceuticals, Inc.†	11,442	1,353,589

		8,103,293

Medical-Drugs — 3.3%
AbbVie, Inc.	3,646	240,417
Allergan PLC	7,947	1,937,955
Astellas Pharma, Inc.	120,500	1,586,849
Bayer AG	26,404	3,267,348
Bristol-Myers Squibb Co.	11,491	644,071
Eli Lilly & Co.	7,740	635,144
GlaxoSmithKline PLC ADR	27,705	1,133,135
Johnson & Johnson	25,402	3,136,385
Mallinckrodt PLC†	7,424	348,334
Merck & Co., Inc.	54,417	3,391,812
Novartis AG	36,135	2,780,034
Novo Nordisk A/S, Class B	20,683	804,814
Pfizer, Inc.	69,161	2,345,941
Roche Holding AG	9,610	2,514,053
Sanofi	20,911	1,972,833
Shire PLC ADR	8,436	1,492,835
Zoetis, Inc.	10,781	604,922

		28,836,882

Medical-Generic Drugs — 0.1%
Mylan NV†	8,370	312,619
Perrigo Co. PLC	3,867	285,926

		598,545

Medical-HMO — 1.3%
Aetna, Inc.	21,311	2,878,477
Anthem, Inc.	8,842	1,572,903
Centene Corp.†	3,385	251,844
Cigna Corp.	5,889	920,863
Humana, Inc.	6,265	1,390,705
UnitedHealth Group, Inc.	22,111	3,866,771

		10,881,563

Medical-Hospitals — 0.2%
Envision Healthcare Corp.†	1,981	110,995
HCA Holdings, Inc.†	12,379	1,042,436
Universal Health Services, Inc., Class B	1,031	124,504

		1,277,935

Metal-Aluminum — 0.0%
Norsk Hydro ASA	6,184	35,292

Metal-Copper — 0.1%
Antofagasta PLC	48,943	531,216
First Quantum Minerals, Ltd.	5,400	51,466
Freeport-McMoRan, Inc.†	3,370	42,968
Southern Copper Corp.	3,950	139,711
Turquoise Hill Resources, Ltd.†	2,020	5,515

		770,876

Metal-Diversified — 0.2%
Boliden AB	2,531	72,353
Glencore PLC†	45,423	178,643
MMC Norilsk Nickel PJSC ADR	2,364	36,370
Rio Tinto PLC	5,359	212,532
Rio Tinto, Ltd.	10,280	465,247
South32, Ltd.	317,236	660,379

		1,625,524

Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	8,678	34,505
Vale SA ADR	12,230	104,933

		139,438

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	2,494	141,684

Multimedia — 0.3%
Time Warner, Inc.	1,907	189,308
Twenty-First Century Fox, Inc., Class A	6,720	205,229
Twenty-First Century Fox, Inc., Class B	41,344	1,234,532
Walt Disney Co.	9,946	1,149,757

		2,778,826

Networking Products — 0.3%
Cisco Systems, Inc.	70,913	2,416,006
Telefonaktiebolaget LM Ericsson, Class B	76,638	494,059

		2,910,065

Non-Ferrous Metals — 0.0%
Grupo Mexico SAB de CV, Class B	17,607	51,450
Industrias Penoles SAB de CV	1,905	46,570
Korea Zinc Co., Ltd.	49	18,323
Mitsubishi Materials Corp.	700	20,816

		137,159

Non-Hazardous Waste Disposal — 0.1%
Waste Connections, Inc.	4,704	432,862

Oil Companies-Exploration & Production — 0.6%
Advantage Oil & Gas, Ltd.†	2,320	14,599
Apache Corp.	199	9,679
ARC Resources, Ltd.	2,150	28,225
Cairn Energy PLC†	3,818	9,608
Canadian Natural Resources, Ltd.	629	20,046
Centennial Resource Development, Inc., Class A†	1,481	24,422
Cimarex Energy Co.	148	17,269
Comstock Resources, Inc.†	800	6,992
Concho Resources, Inc.†	2,443	309,430
Continental Resources, Inc.†	3,027	128,375
Diamondback Energy, Inc.†	240	23,962
Encana Corp.	2,540	27,178
EOG Resources, Inc.	21,293	1,969,603
Hess Corp.	3,254	158,893
Jagged Peak Energy, Inc.†	1,060	11,808
Kelt Exploration, Ltd.†	2,750	13,538
Kosmos Energy, Ltd.†	3,650	21,937
Lundin Petroleum AB†	573	10,939
Matador Resources Co.†	678	14,699
Occidental Petroleum Corp.	25,212	1,551,546
Parsley Energy, Inc., Class A†	790	23,534
Pioneer Natural Resources Co.	1,636	283,012
RSP Permian, Inc.†	246	9,360
Seven Generations Energy, Ltd., Class A†	1,707	30,225
SM Energy Co.	480	10,843

Woodside Petroleum, Ltd.	1,140	27,470

		4,757,192

Oil Companies-Integrated — 1.2%
BP PLC	5,198	29,791
BP PLC ADR	15,865	544,487
Chevron Corp.	10,060	1,073,402
Exxon Mobil Corp.	26,156	2,135,638
Galp Energia SGPS SA	1,898	29,503
Royal Dutch Shell PLC, Class B	2,288	60,824
Royal Dutch Shell PLC, Class B ADR	23,901	1,293,522
Statoil ASA	34,243	565,133
Suncor Energy, Inc.	700	21,952
TOTAL SA	46,240	2,375,916
TOTAL SA ADR	40,125	2,053,196

		10,183,364

Oil Field Machinery & Equipment — 0.0%
Dril-Quip, Inc.†	206	10,619
Flotek Industries, Inc.†	686	8,239

		18,858

Oil Refining & Marketing — 0.3%
DCC PLC	11,397	1,052,487
Marathon Petroleum Corp.	16,557	843,414
Murphy USA, Inc.†	299	20,801
Valero Energy Corp.	3,849	248,684
Western Refining, Inc.	300	10,347

		2,175,733

Oil-Field Services — 0.1%
Aker Solutions ASA†	2,964	16,915
Baker Hughes, Inc.	5,457	323,982
Frank’s International NV	777	7,071
Halliburton Co.	447	20,508
Oceaneering International, Inc.	622	16,415
SBM Offshore NV	1,449	23,873
Schlumberger, Ltd.	1,779	129,138
TechnipFMC PLC†	4,035	121,575

		659,477

Oil-U.S. Royalty Trusts — 0.0%
PrairieSky Royalty, Ltd.	1	22

Paper & Related Products — 0.2%
International Paper Co.	21,797	1,176,384
Stora Enso Oyj, Class R	63,320	753,201
UPM - Kymmene Oyj	678	17,895

		1,947,480

Pipelines — 0.2%
Enbridge, Inc.	6,497	269,300
Koninklijke Vopak NV	528	23,823
TransCanada Corp.	33,986	1,578,310

		1,871,433

Platinum — 0.0%
Impala Platinum Holdings, Ltd.†	6,832	21,957

Poultry — 0.0%
Pilgrim’s Pride Corp.	500	12,980
Sanderson Farms, Inc.	189	21,882

		34,862

Power Converter/Supply Equipment — 0.0%
Gamesa Corp. Tecnologica SA	394	8,513

Real Estate Investment Trusts — 1.6%
Acadia Realty Trust	2,486	72,293
Alexandria Real Estate Equities, Inc.	660	74,257
American Campus Communities, Inc.	1,845	87,435
American Tower Corp.	20,156	2,538,447
AvalonBay Communities, Inc.	2,936	557,370
Boardwalk Real Estate Investment Trust	500	16,868
Boston Properties, Inc.	1,229	155,591
Camden Property Trust	1,183	97,396
Canadian Real Estate Investment Trust	490	17,725
CapitaLand Mall Trust	31,400	44,274
Charter Hall Retail REIT	10,565	35,362
Concentradora Fibra Danhos SA de CV	16,210	27,839
Crown Castle International Corp.	2,843	268,948
DCT Industrial Trust, Inc.	1,588	80,289
Derwent London PLC	870	33,174
Douglas Emmett, Inc.	3,873	145,896
EastGroup Properties, Inc.	388	30,361
Equinix, Inc.	1,626	679,180
Equity Residential	10,071	650,385
Essex Property Trust, Inc.	853	208,533
Federal Realty Investment Trust	996	130,366
Gecina SA	380	54,060
GGP, Inc.	17,563	379,536
Great Portland Estates PLC	40,590	363,799
Healthcare Realty Trust, Inc.	2,163	70,946
Highwoods Properties, Inc.	732	37,244
Host Hotels & Resorts, Inc.	2,789	50,063
Hudson Pacific Properties, Inc.	1,038	35,666
Kilroy Realty Corp.	1,392	98,178
Kimco Realty Corp.	2,842	57,664
Klepierre	1,411	55,394
Macerich Co.	2,279	142,278
Mitsui Fudosan Logistics Park, Inc.	7	20,440
Mori Hills REIT Investment Corp	31	40,267
Nippon Accommodations Fund, Inc.	13	55,860
Nippon Prologis REIT, Inc.	12	25,373
Paramount Group, Inc.	1,945	31,898
Pebblebrook Hotel Trust	968	28,808
Prologis, Inc.	4,483	243,920
PS Business Parks, Inc.	242	29,413
Public Storage	844	176,717
Rayonier, Inc.	900	25,398
Regency Centers Corp.	6,086	384,513
RLJ Lodging Trust	839	18,030
SBA Communications Corp.†	536	67,799
Scentre Group	266,626	860,490
Shaftesbury PLC	4,766	57,532
Simon Property Group, Inc.	2,732	451,490
SL Green Realty Corp.	4,063	426,331
Sunstone Hotel Investors, Inc.	4,360	64,920
Taubman Centers, Inc.	466	29,148
Terreno Realty Corp.	1,189	36,716
Unibail-Rodamco SE	4,138	1,016,221

UNITE Group PLC	4,880	40,894
Urban Edge Properties	3,631	92,590
VEREIT, Inc.	94,577	791,609
Vicinity Centres	31,395	67,705
Vornado Realty Trust	3,866	372,064
Weingarten Realty Investors	1,788	58,593
Weyerhaeuser Co.	27,683	937,623

		13,749,179

Real Estate Management/Services — 0.0%
Hufvudstaden AB, Class A	1,489	23,334
Mitsubishi Estate Co., Ltd.	3,000	57,322
PSP Swiss Property AG	755	67,684

		148,340

Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	625	28,756
HongKong Land Holdings, Ltd.	10,300	79,413
Hysan Development Co., Ltd.	8,000	37,746
Iguatemi Empresa de Shopping Centers SA	2,420	25,290
Inmobiliaria Colonial SA	3,856	29,902
Mitsui Fudosan Co., Ltd.	33,400	733,916
Multiplan Empreendimentos Imobiliarios SA	421	8,980
Sun Hung Kai Properties, Ltd.	5,000	75,016

		1,019,019

Retail-Apparel/Shoe — 0.2%
Coach, Inc.	10,776	424,467
L Brands, Inc.	1,905	100,603
Lojas Renner SA	49,008	456,721
Ross Stores, Inc.	15,906	1,033,890

		2,015,681

Retail-Auto Parts — 0.2%
AutoZone, Inc.†	836	578,671
O’Reilly Automotive, Inc.†	4,549	1,128,834

		1,707,505

Retail-Building Products — 0.8%
Home Depot, Inc.	16,909	2,639,495
Kingfisher PLC	302,369	1,336,627
Lowe’s Cos., Inc.	31,548	2,677,794

		6,653,916

Retail-Discount — 0.3%
Costco Wholesale Corp.	4,083	724,814
Dollar General Corp.	15,357	1,116,607
Wal-Mart Stores, Inc.	12,804	962,605

		2,804,026

Retail-Drug Store — 0.4%
CVS Health Corp.	9,259	763,312
Walgreens Boots Alliance, Inc.	31,465	2,722,981

		3,486,293

Retail-Major Department Stores — 0.2%
Kering	2,951	914,693
Marks & Spencer Group PLC	71,322	338,651
TJX Cos., Inc.	4,169	327,850

		1,581,194

Retail-Restaurants — 0.3%
Domino’s Pizza, Inc.	337	61,128
McDonald’s Corp.	3,135	438,681
Starbucks Corp.	17,439	1,047,386
Yum! Brands, Inc.	13,853	910,835

		2,458,030

Rubber-Tires — 0.1%
Sumitomo Rubber Industries, Ltd.	23,700	426,058

Satellite Telecom — 0.1%
Eutelsat Communications SA	26,667	631,221

Semiconductor Components-Integrated Circuits — 0.4%
Analog Devices, Inc.	3,704	282,245
QUALCOMM, Inc.	29,603	1,590,865
Taiwan Semiconductor Manufacturing Co., Ltd.	275,000	1,772,812

		3,645,922

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	22,574	916,730
ASML Holding NV (Euronext Amsterdam)	6,144	812,154
ASML Holding NV (NASDAQ)	840	110,754
KLA-Tencor Corp.	6,625	650,707
Lam Research Corp.	743	107,624
Tokyo Electron, Ltd.	9,400	1,093,259

		3,691,228

Shipbuilding — 0.0%
Sembcorp Industries, Ltd.	71,800	155,713

Silver Mining — 0.0%
Fresnillo PLC	1,806	33,964
Silver Wheaton Corp.	3,850	76,885

		110,849

Specified Purpose Acquisitions — 0.0%
Silver Run Acquisition Corp. II†	475	4,907

Steel Pipe & Tube — 0.0%
Maruichi Steel Tube, Ltd.	300	8,504
Mueller Water Products, Inc., Class A	1,174	13,208
Tenaris SA	1,500	23,496
Valmont Industries, Inc.	80	12,188

		57,396

Steel-Producers — 0.1%
ArcelorMittal†	6,993	55,173
Eregli Demir ve Celik Fabrikalari TAS	8,300	15,212
Hyundai Steel Co.	243	11,724
JFE Holdings, Inc.	600	10,229
Kobe Steel, Ltd.†	500	4,440
Nippon Steel & Sumitomo Metal Corp.	3,400	76,571
Nucor Corp.	1,524	93,467
POSCO	337	79,223
Severstal PJSC GDR	1,294	17,702
thyssenkrupp AG	1,473	35,067
voestalpine AG	638	26,656

		425,464

Steel-Specialty — 0.0%
Hitachi Metals, Ltd.	1,100	15,403

Telephone-Integrated — 1.1%
AT&T, Inc.	18,063	715,837
KT Corp.	20,460	578,972
Nippon Telegraph & Telephone Corp.	57,700	2,468,457
SoftBank Group Corp.	9,400	711,862
TDC A/S	200,307	1,075,129
Telecom Italia SpA RSP	699,691	499,605
Telefonica Deutschland Holding AG	249,266	1,208,288
Telefonica SA	89,499	990,023
Verizon Communications, Inc.	22,527	1,034,215

		9,282,388

Tobacco — 0.8%
Altria Group, Inc.	10,464	751,106
British American Tobacco PLC	5,896	398,243
Philip Morris International, Inc.	55,326	6,132,334

		7,281,683

Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc.	3,306	450,112

Toys — 0.0%
Mattel, Inc.	2,890	64,794

Transport-Marine — 0.1%
AP Moller - Maersk A/S, Series B	318	550,006

Transport-Rail — 0.2%
Canadian Pacific Railway, Ltd.	1,727	264,663
Central Japan Railway Co.	5,600	938,650
CSX Corp.	5,457	277,434
Union Pacific Corp.	489	54,748

		1,535,495

Transport-Services — 0.1%
C.H. Robinson Worldwide, Inc.	1,427	103,743
FedEx Corp.	3,427	650,102

		753,845

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	179	16,049

Water — 0.0%
United Utilities Group PLC	693	8,738

Web Portals/ISP — 1.5%
Alphabet, Inc., Class A†	4,543	4,200,094
Alphabet, Inc., Class C†	7,737	7,009,413
Baidu, Inc. ADR†	2,809	506,266
NAVER Corp.	491	345,197
Yahoo Japan Corp.	169,900	727,000
Yahoo!, Inc.†	7,606	366,685

		13,154,655

Wireless Equipment — 0.1%
GN Store Nord A/S	34,706	902,689

X-Ray Equipment — 0.1%
Hologic, Inc.†	23,445	1,058,542

Total Common Stocks (cost $442,865,262)		491,097,705

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Electric-Integrated — 0.1%
DTE Energy Co. 6.50%	216	11,640
NextEra Energy, Inc. 6.12%	8,786	460,387

Total Convertible Preferred Securities (cost $448,392)		472,027

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.1%
Electric-Integrated — 0.1%
Southern Co. FRS Series B 5.50% due 03/15/2057	710,000	735,600

Pipelines — 0.0%
Enbridge, Inc. FRS Series 16-A 6.00% due 01/15/2077	160,000	163,200

Total Preferred Securities/Capital Securities (cost $884,319)		898,800

ASSET BACKED SECURITIES — 1.7%
Diversified Financial Services — 1.7%
Ally Auto Receivables Trust Series 2014-1, Class C 2.04% due 12/15/2019	$55,000	55,233
Ally Auto Receivables Trust Series 2016-1, Class C 2.29% due 06/15/2021	95,000	95,264
Ally Auto Receivables Trust Series 2014-1, Class D 2.48% due 02/15/2021	50,000	50,121
Ally Auto Receivables Trust Series 2015-2, Class D 3.01% due 03/15/2022*	50,000	50,550
Ally Master Owner Trust Series 2014-5, Class A2 1.60% due 10/15/2019	100,000	100,096
ALM XI, Ltd. FRS Series 2014-11A, Class A2AR 2.64% due 10/17/2026*(1)	250,000	250,000
ALM XIV, Ltd. FRS Series 2014-14A, Class A1R 2.32% due 07/28/2026*(1)	250,000	250,000
AmeriCredit Automobile Receivables Trust Series 2015-4, Class A3 1.70% due 07/08/2020	185,000	185,202
AmeriCredit Automobile Receivables Trust Series 2017-1, Class A3 1.87% due 08/18/2021	130,000	129,991
AmeriCredit Automobile Receivables Trust Series 2014-4, Class D 3.07% due 11/09/2020	700,000	709,208
Ascentium Equipment Receivables Trust Series 2016-2A, ClassA3 1.65% due 05/10/2022*	500,000	496,233

Avis Budget Rental Car Funding AESOP LLC Series 2013-2A, Class A 2.97% due 02/20/2020*	200,000	202,913
Barclays Dryrock Issuance Trust Series 2014-3, Class A 2.41% due 07/15/2022	135,000	136,759
BMW Vehicle Lease Trust Series 2016-1, Class A4 1.51% due 06/20/2019	10,000	9,986
Capital Auto Receivables Asset Trust Series 2016-3, Class A3 1.54% due 08/20/2020	95,000	94,834
Capital Auto Receivables Asset Trust Series 2016-1, Class A4 1.98% due 10/20/2020	100,000	100,277
CarMax Auto Owner Trust Series 2013-4, Class B 1.71% due 07/15/2019	25,000	25,029
CarMax Auto Owner Trust Series 2016-1, Class A4 1.88% due 06/15/2021	10,000	10,014
CCG Receivables Trust Series 2016-1, Class A2 1.69% due 09/14/2022*	91,013	90,951
CD Commercial Mtg. Trust VRS Series 2016-CD2, Class A4 3.53% due 11/10/2049(2)	520,000	537,715
Chase Issuance Trust Series 2016-A2, Class A 1.37% due 06/15/2021	245,000	243,539
Citigroup Commercial Mtg. Trust Series 2016-GC36, Class A5 3.62% due 02/10/2049(2)	250,000	259,037
Citigroup Commercial Mtg. Trust Series 2015-GC33, Class A4 3.78% due 09/10/2058(2)	50,000	52,365
CNH Equipment Trust Series 2016-C, Class A3 1.44% due 12/15/2021	125,000	124,060
CNH Equipment Trust Series 2014-C, Class A4 1.65% due 09/15/2021	137,000	137,077
CNH Equipment Trust Series 2016-A, Class A4 1.79% due 09/15/2021	25,000	24,949
COLT Mtg. Loan Trust VRS Series 2017-1, Class A1 2.61% due 05/27/2047*(3)(4)	305,000	304,995
COMM Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(2)	345,000	356,846
COMM Mtg. Trust Series 2014-UBS6, Class A5 3.64% due 12/10/2047(2)	100,000	103,477
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(2)	250,000	260,506
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(2)	165,000	173,475
COMM Mtg. Trust VRS Series 2014-UBS4, Class C 4.78% due 08/10/2047(2)	690,000	697,557
CSAIL Commercial Mtg. Trust Series 2016-C6, Class A5 3.09% due 01/15/2049(2)	245,000	243,154
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A4 3.72% due 08/15/2048(2)	50,000	52,045
Discover Card Execution Note Trust Series 2016-A4, Class A4 1.39% due 03/15/2022	455,000	451,175
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	346,763	349,466
Enterprise Fleet Financing LLC Series 2017-1, Class A2 2.13% due 07/20/2022*	200,000	199,899
Ford Credit Floorplan Master Owner Trust Series 2012-5, Class A 1.49% due 09/15/2019	200,000	200,091
Ford Credit Floorplan Master Owner Trust Series 2015-4, Class A1 1.77% due 08/15/2020	30,000	30,059
GE Capital Credit Card Master Note Trust Series 2012-2, Class A 2.22% due 01/15/2022	185,000	186,686
GM Financial Automobile Leasing Trust Series 2016-3, Class A3 1.61% due 12/20/2019	120,000	119,770
GM Financial Automobile Leasing Trust Series 2016-1, Class A4 1.79% due 03/20/2020	25,000	25,018
GMF Floorplan Owner Revolving Trust Series 2017-1, Class A1 2.22% due 01/18/2022*	390,000	391,576
GreatAmerica Leasing Receivables Funding LLC Series 2017-1, Class A3 2.06% due 06/22/2020*	175,000	175,239
GS Mtg. Securities Trust Series 2016-GS2, Class A4 3.05% due 05/10/2049(2)	275,000	274,482
GS Mtg. Securities Trust Series 2015-GC28, Class A5 3.40% due 02/10/2048(2)	50,000	51,098
GS Mtg. Securities Trust Series 2015-GC32, Class A4 3.76% due 07/10/2048(2)	25,000	26,245

Honda Auto Receivables Owner Trust Series 2016-1, Class A4 1.38% due 04/18/2022	10,000	9,941
Huntington Auto Trust Series 2016-1, Class A3 1.59% due 11/16/2020	335,000	334,883
John Deere Owner Trust Series 2016-B, Class A3 1.25% due 06/15/2020	80,000	79,573
John Deere Owner Trust Series 2016-A, Class A4 1.64% due 01/17/2023	15,000	14,964
JPMBB Commercial Mtg. Securities Trust Series 2015-C30, Class A5 3.82% due 07/15/2048(2)	50,000	52,453
JPMCC Commercial Mtg. Securities Trust Series 2017-JP5, Class A5 3.72% due 03/15/2050(2)	910,000	952,215
JPMDB Commercial Mtg. Securities Trust Series 2016-C2, Class A4 3.14% due 06/15/2049(2)	50,000	50,156
Mercedes-Benz Auto Lease Trust Series 2016-B, Class A4 1.52% due 06/15/2022	195,000	194,396
Mercedes-Benz Auto Lease Trust Series 2016-A, Class A4 1.69% due 11/15/2021	55,000	55,086
Mill City Mtg. Loan Trust VRS Series 2016-1, Class A1 2.50% due 04/25/2057*(4)	86,264	86,496
MMAF Equipment Finance LLC Series 2016-AA, Class A4 1.76% due 01/17/2023*	100,000	99,178
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A5 3.64% due 10/15/2048(2)	250,000	259,467
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(2)	115,000	120,600
Santander Drive Auto Receivables Trust Series 2015-2, Class C 2.44% due 04/15/2021	845,000	850,614
Seasoned Credit Risk Transfer Trust VRS Series 2016-1, Class M1 3.00% due 09/25/2055*(4)	75,000	71,516
SLM Student Loan Trust FRS Series 2010-1, Class A 1.39% due 03/25/2025	385,001	377,840
SLM Student Loan Trust FRS Series 2008-9, Class A 2.66% due 04/25/2023	150,212	153,289
SLM Student Loan Trust FRS Series 2008-5, Class A4 2.86% due 07/25/2023	151,500	154,939
Springleaf Funding Trust Series 2016-AA, Class A 2.90% due 11/15/2029*	335,000	336,682
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*	132,948	132,067
Towd Point Mtg. Trust VRS Series 2016-1, Class A1B 2.75% due 02/25/2055*	69,718	70,001
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*	85,404	85,531
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*	278,943	279,921
Toyota Auto Receivables Owner Trust Series 2016-A, Class A4 1.47% due 09/15/2021	20,000	19,905
Volvo Financial Equipment LLC Series 2017-1A, Class A3 1.92% due 03/15/2021*	135,000	135,112
Wells Fargo Commercial Mtg. Trust Series 2016-C34, Class A4 3.10% due 06/15/2049(2)	120,000	119,383
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(2)	25,000	26,684
Wheels SPV 2 LLC Series 2016-1A, Class A2 1.59% due 05/20/2025*	200,000	200,069
World Financial Network Credit Card Master Trust Series 2013-A, Class A 1.61% due 12/15/2021	200,000	200,168
World Omni Auto Receivables Trust Series 2016-A, Class A3 1.77% due 09/15/2021	90,000	90,237

Total Asset Backed Securities (cost $14,777,832)		14,707,628

U.S. CORPORATE BONDS & NOTES — 7.0%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	175,000	183,109
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	40,000	40,307
Omnicom Group, Inc. Company Guar. Notes 3.65% due 11/01/2024	75,000	76,724

		300,140

Aerospace/Defense — 0.2%
Lockheed Martin Corp. Senior Notes 3.55% due 01/15/2026	400,000	412,618

Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	200,000	214,872
Rockwell Collins, Inc. Senior Notes 3.20% due 03/15/2024	665,000	672,566

		1,300,056

Aerospace/Defense-Equipment — 0.0%
Harris Corp. Senior Notes 2.00% due 04/27/2018	130,000	130,324

Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 5.38% due 03/15/2044	4,000	3,485

Agricultural Operations — 0.0%
Bunge Ltd. Finance Corp. Company Guar. Notes 3.25% due 08/15/2026	190,000	185,801

Airlines — 0.3%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.65% due 12/15/2029	130,000	130,487
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	137,253	139,597
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1B, Class B 4.95% due 08/15/2026	535,000	545,700
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 5.25% due 07/15/2025	518,800	537,954
Delta Air Lines, Inc. Senior Notes 2.88% due 03/13/2020	385,000	388,444
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030	390,000	380,687
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class A 3.45% due 01/07/2030	190,000	190,950

		2,313,819

Applications Software — 0.1%
Microsoft Corp. Senior Notes 1.85% due 02/06/2020	900,000	903,418
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	150,000	158,285

		1,061,703

Auto-Cars/Light Trucks — 0.2%
BMW US Capital LLC Company Guar. Notes 1.45% due 09/13/2019*	250,000	247,869
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	75,000	71,054
Ford Motor Credit Co. LLC Senior Notes 2.24% due 06/15/2018	425,000	426,299
General Motors Co. Senior Notes 4.00% due 04/01/2025	550,000	552,449
General Motors Financial Co., Inc. Company Guar. Notes 3.15% due 01/15/2020	50,000	50,940
Toyota Motor Credit Corp. Senior Notes 1.40% due 05/20/2019	330,000	327,971

		1,676,582

Auto-Heavy Duty Trucks — 0.1%
PACCAR Financial Corp. Senior Notes 1.30% due 05/10/2019	160,000	158,620
PACCAR Financial Corp. Senior Notes 1.95% due 02/27/2020	430,000	431,199

		589,819

Banks-Commercial — 0.3%
Branch Banking & Trust Co Senior Notes 1.45% due 05/10/2019	250,000	248,015
Capital One NA Senior Notes 1.85% due 09/13/2019	350,000	346,811
Capital One NA Senior Notes 2.35% due 01/31/2020	600,000	600,705
Citizens Bank NA Senior Bonds 2.25% due 03/02/2020	500,000	500,444
Citizens Bank NA Senior Notes 2.55% due 05/13/2021	250,000	250,061
KeyBank NA Senior Notes 1.60% due 08/22/2019	250,000	247,851
PNC Bank NA Senior Notes 1.45% due 07/29/2019	250,000	247,531

		2,441,418

Banks-Fiduciary — 0.0%
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	40,000	39,690
State Street Corp. Senior Notes 1.95% due 05/19/2021	250,000	247,086

		286,776

Banks-Super Regional — 0.2%
PNC Funding Corp. Senior Notes 3.30% due 03/08/2022	45,000	46,761
SunTrust Banks, Inc. Senior Notes 2.35% due 11/01/2018	25,000	25,172
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	975,000	977,815
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	765,000	773,766

		1,823,514

Beverages-Non-alcoholic — 0.0%
Dr Pepper Snapple Group, Inc. Company Guar. Notes 2.55% due 09/15/2026	310,000	293,474

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	475,000	484,040
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	25,000	26,819
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	815,000	890,349

		1,401,208

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	11,000	11,490

Building-Heavy Construction — 0.0%
SBA Tower Trust Mtg. Notes Series 2016-1 2.88% due 07/15/2046*	175,000	174,851
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/15/2044*	50,000	50,290

		225,141

Cable/Satellite TV — 0.1%
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	600,000	697,371
Time Warner Cable, Inc. Senior Sec. Notes 7.30% due 07/01/2038	200,000	250,073

		947,444

Commercial Services — 0.0%
Ecolab, Inc. Senior Notes 2.70% due 11/01/2026	80,000	76,891

Computer Services — 0.1%
DXC Technology Co. Senior Notes 2.88% due 03/27/2020*	345,000	348,887
Hewlett Packard Enterprise Co. Senior Notes 2.85% due 10/05/2018	250,000	252,892

		601,779

Computers — 0.1%
Apple, Inc. Senior Notes 1.10% due 08/02/2019	250,000	247,469
Apple, Inc. Senior Notes 1.90% due 02/07/2020	400,000	402,148
Apple, Inc. Senior Notes 3.25% due 02/23/2026	265,000	270,620

		920,237

Diagnostic Equipment — 0.1%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	295,000	299,305
Abbott Laboratories Senior Notes 4.75% due 11/30/2036	395,000	409,081
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	300,000	287,749
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	70,000	70,306

		1,066,441

Diversified Banking Institutions — 1.1%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	500,000	505,102
Bank of America Corp. Senior Notes 2.65% due 04/01/2019	150,000	151,755
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	150,000	149,675
Bank of America Corp. FRS Senior Notes 3.82% due 01/20/2028	300,000	302,222
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	500,000	525,477

Bank of America Corp. Sub. Notes 4.45% due 03/03/2026	350,000	362,081
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	250,000	246,814
Citigroup, Inc. Senior Notes 2.90% due 12/08/2021	500,000	502,736
Citigroup, Inc. FRS Senior Notes 3.89% due 01/10/2028	505,000	512,416
Citigroup, Inc. Sub. Notes 4.60% due 03/09/2026	175,000	181,544
Goldman Sachs Group, Inc. Senior Notes 2.00% due 04/25/2019	325,000	324,761
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	500,000	492,773
Goldman Sachs Group, Inc. Senior Notes 3.00% due 04/26/2022	980,000	987,793
Goldman Sachs Group, Inc. Senior Notes 3.75% due 05/22/2025	125,000	127,265
JPMorgan Chase & Co. Senior Notes 1.63% due 05/15/2018	450,000	450,140
JPMorgan Chase & Co. Senior Notes 1.70% due 03/01/2018	500,000	500,449
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	140,000	140,663
JPMorgan Chase & Co. FRS Senior Notes 2.78% due 04/25/2023	500,000	499,478
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	175,000	173,162
JPMorgan Chase & Co. Senior Notes 3.20% due 06/15/2026	200,000	196,067
JPMorgan Chase & Co. FRS Senior Notes 3.78% due 02/01/2028	445,000	452,579
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	25,000	25,920
Morgan Stanley Senior Notes 2.38% due 07/23/2019	300,000	302,088
Morgan Stanley Senior Notes 2.63% due 11/17/2021	730,000	728,107
Morgan Stanley Senior Notes 3.13% due 07/27/2026	550,000	530,689
Morgan Stanley Senior Notes 4.30% due 01/27/2045	25,000	24,989

		9,396,745

Diversified Manufacturing Operations — 0.1%
General Electric Capital Corp. Senior Notes 1.63% due 04/02/2018	500,000	501,651
General Electric Capital Corp. Senior Notes 2.20% due 01/09/2020	150,000	151,884
General Electric Capital Corp. Senior Notes 3.15% due 09/07/2022	100,000	104,022
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	300,000	383,086
General Electric Co. Senior Notes 4.13% due 10/09/2042	100,000	103,267

		1,243,910

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 3.30% due 12/05/2021	50,000	52,026

E-Commerce/Services — 0.1%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	205,000	220,078
Priceline Group, Inc. Senior Notes 3.60% due 06/01/2026	850,000	855,662

		1,075,740

Electric-Integrated — 0.4%
Alabama Power Co. Senior Bonds 3.75% due 03/01/2045	170,000	162,650
CMS Energy Corp. Senior Notes 3.00% due 05/15/2026	195,000	189,982
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	45,000	42,519
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	40,000	36,640
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	225,000	214,874
Exelon Corp. Senior Notes 3.40% due 04/15/2026	245,000	243,431

Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	120,000	121,847
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	550,000	576,964
Great Plains Energy, Inc. Senior Notes 2.50% due 03/09/2020	195,000	197,272
Ohio Power Co. Senior Notes 5.38% due 10/01/2021	450,000	503,151
Ohio Power Co. Senior Notes 6.60% due 03/01/2033	255,000	317,761
Southern Co. Senior Notes 1.55% due 07/01/2018	155,000	154,498
Southern Co. Senior Notes 4.40% due 07/01/2046	230,000	228,814
Virginia Electric & Power Co. Senior Notes 4.00% due 01/15/2043	400,000	400,567

		3,390,970

Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022*	800,000	806,326

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc. Senior Notes 3.88% due 07/15/2023	75,000	78,305
Keysight Technologies, Inc. Senior Notes 3.30% due 10/30/2019	450,000	456,131

		534,436

Electronic Parts Distribution — 0.0%
Avnet, Inc. Senior Notes 4.63% due 04/15/2026	255,000	260,719

Finance-Credit Card — 0.2%
American Express Credit Corp. Senior Notes 2.20% due 03/03/2020	825,000	829,372
Discover Financial Services Senior Notes 3.75% due 03/04/2025	600,000	594,614
Visa, Inc. Senior Notes 4.15% due 12/14/2035	90,000	95,285

		1,519,271

Finance-Investment Banker/Broker — 0.0%
Raymond James Financial, Inc. Senior Notes 3.63% due 09/15/2026	30,000	29,932

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.63% due 04/01/2027	535,000	530,944

Finance-Other Services — 0.0%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	45,000	45,778

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.30% due 03/14/2023	110,000	113,099
Marsh & McLennan Cos., Inc. Senior Notes 4.35% due 01/30/2047	525,000	542,283

		655,382

Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	540,000	516,357
Pricoa Global Funding I Sec. Notes 1.45% due 09/13/2019*	225,000	222,224
Principal Financial Group, Inc. Company Guar. Notes 3.40% due 05/15/2025	375,000	379,109
Unum Group Senior Notes 3.00% due 05/15/2021	55,000	55,790

		1,173,480

Insurance-Multi-line — 0.2%
CNA Financial Corp. Senior Notes 3.95% due 05/15/2024	700,000	725,174
Metropolitan Life Global Funding I Sec. Notes 1.35% due 09/14/2018*	430,000	428,227
Metropolitan Life Global Funding I Sec. Notes 1.75% due 12/19/2018*	225,000	224,794

		1,378,195

Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	115,000	122,409
New York Life Global Funding Sec. Notes 1.50% due 10/24/2019*	305,000	301,245

		423,654

Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 4.35% due 11/03/2045	75,000	80,191

Insurance-Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018	400,000	398,745
Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	200,000	202,231

		600,976

Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc. Senior Notes 2.88% due 09/15/2026	285,000	276,988

Machinery-General Industrial — 0.1%
Roper Technologies, Inc. Senior Notes 3.00% due 12/15/2020	120,000	122,719
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	745,000	758,940
Wabtec Corp. Company Guar. Notes 3.45% due 11/15/2026*	405,000	396,947

		1,278,606

Medical Instruments — 0.0%
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	150,000	163,170

Medical-Biomedical/Gene — 0.2%
Baxalta, Inc. Company Guar. Notes 2.88% due 06/23/2020	45,000	45,723
Biogen, Inc. Senior Notes 3.63% due 09/15/2022	550,000	572,922
Celgene Corp. Senior Notes 2.30% due 08/15/2018	295,000	296,761
Celgene Corp. Senior Notes 3.55% due 08/15/2022	70,000	72,615
Celgene Corp. Senior Notes 3.88% due 08/15/2025	70,000	72,513
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	50,000	51,446
Gilead Sciences, Inc. Senior Notes 4.15% due 03/01/2047	375,000	354,189

		1,466,169

Medical-Drugs — 0.0%
AbbVie, Inc. Senior Notes 2.30% due 05/14/2021	65,000	64,565
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	25,000	25,213
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	50,000	50,251

		140,029

Medical-HMO — 0.1%
Humana, Inc. Senior Notes 2.63% due 10/01/2019	50,000	50,632
Humana, Inc. Senior Notes 4.95% due 10/01/2044	550,000	586,864
UnitedHealth Group, Inc. Senior Notes 4.70% due 02/15/2021	25,000	27,143
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	100,000	101,721

		766,360

Medical-Hospitals — 0.1%
Ascension Health Senior Notes 3.95% due 11/15/2046	170,000	165,773
Baylor Scott & White Holdings Sec. Notes 3.97% due 11/15/2046	100,000	95,822
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	500,000	465,202

		726,797

Metal-Copper — 0.0%
Southern Copper Corp. Senior Notes 5.25% due 11/08/2042	185,000	180,478

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 1.40% due 09/20/2019	500,000	496,737

Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 5.50% due 01/15/2023*	100,000	101,125

Oil Companies-Exploration & Production — 0.1%
Cimarex Energy Co. Company Guar. Notes 4.38% due 06/01/2024	15,000	15,751
Hess Corp. Senior Notes 4.30% due 04/01/2027	185,000	184,837
Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	425,000	415,727

Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	50,000	50,595

		666,910

Paper & Related Products — 0.1%
International Paper Co. Senior Notes 4.80% due 06/15/2044	165,000	168,765
International Paper Co. Senior Notes 5.00% due 09/15/2035	500,000	536,342

		705,107

Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	500,000	491,392
Express Scripts Holding Co. Company Guar. Notes 3.30% due 02/25/2021	50,000	51,023
Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	290,000	301,391

		843,806

Pipelines — 0.2%
Boardwalk Pipelines LP Company Guar. Notes 4.45% due 07/15/2027	85,000	86,959
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	80,000	84,068
Kinder Morgan Energy Partners LP Company Guar. Notes 4.30% due 05/01/2024	220,000	227,985
Kinder Morgan Energy Partners LP Company Guar. Notes 5.95% due 02/15/2018	5,000	5,157
Kinder Morgan Finance Co. LLC Company Guar. Notes 6.00% due 01/15/2018*	15,000	15,428
Kinder Morgan, Inc. Company Guar. Notes 2.00% due 12/01/2017	25,000	25,035
Magellan Midstream Partners LP Senior Notes 4.25% due 09/15/2046	45,000	42,973
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 6.50% due 05/01/2018	15,000	15,664
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028*	610,000	610,810
Spectra Energy Partners LP Senior Notes 3.38% due 10/15/2026	185,000	179,902
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	140,000	145,699
Williams Partners LP Senior Notes 5.10% due 09/15/2045	405,000	413,085

		1,852,765

Radio — 0.0%
Sirius XM Radio, Inc. Senior Sec. Notes 5.25% due 08/15/2022*	5,000	5,138

Real Estate Investment Trusts — 0.3%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2027	45,000	45,474
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2028	350,000	353,804
Brixmor Operating Partnership LP Senior Notes 3.25% due 09/15/2023	235,000	231,344
Brixmor Operating Partnership LP Senior Notes 3.90% due 03/15/2027	280,000	278,328
Brixmor Operating Partnership LP Senior Notes 4.13% due 06/15/2026	115,000	116,464
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	35,000	35,722
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	150,000	150,516
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	350,000	370,269
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	145,000	144,502
Essex Portfolio LP Company Guar. Notes 3.38% due 04/15/2026	135,000	132,833
Federal Realty Investment Trust Senior Notes 2.75% due 06/01/2023	35,000	34,150
Highwoods Realty LP Senior Notes 3.63% due 01/15/2023	280,000	283,938
Kilroy Realty LP Company Guar. Notes 4.38% due 10/01/2025	15,000	15,770
Kimco Realty Corp. Senior Notes 6.88% due 10/01/2019	150,000	166,598
Regency Centers LP Company Guar. Notes 3.60% due 02/01/2027	140,000	140,184

Ventas Realty LP Company Guar. Notes 3.25% due 10/15/2026	270,000	258,228

		2,758,124

Retail-Auto Parts — 0.2%
AutoZone, Inc. Senior Notes 1.63% due 04/21/2019	325,000	322,650
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	50,000	48,263
AutoZone, Inc. Senior Notes 3.75% due 06/01/2027	1,000,000	1,008,008
O’Reilly Automotive, Inc. Company Guar. Notes 3.55% due 03/15/2026	30,000	30,142

		1,409,063

Retail-Drug Store — 0.1%
CVS Health Corp. Senior Notes 3.50% due 07/20/2022	600,000	623,606

Retail-Mail Order — 0.1%
QVC, Inc. Senior Sec. Notes 3.13% due 04/01/2019	400,000	404,618
QVC, Inc. Senior Sec. Notes 4.45% due 02/15/2025	120,000	118,065
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	75,000	76,438

		599,121

Schools — 0.1%
George Washington University Notes 3.55% due 09/15/2046	45,000	39,980
President and Fellows of Harvard College Notes 3.15% due 07/15/2046	500,000	459,009

		498,989

Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 3.00% due 05/20/2022	520,000	530,421

Steel-Producers — 0.0%
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	150,000	156,512

Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	300,000	300,080
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020	50,000	50,767
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	500,000	533,613
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	385,000	373,610
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	725,000	802,352

		2,060,422

Tobacco — 0.0%
Reynolds American, Inc. Company Guar. Notes 2.30% due 06/12/2018	275,000	276,499

Toys — 0.1%
Mattel, Inc. Senior Notes 3.15% due 03/15/2023	435,000	431,429

Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 2.60% due 03/30/2020	50,000	50,755
GATX Corp. Senior Notes 3.25% due 09/15/2026	375,000	360,196

		410,951

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Senior Notes 4.60% due 06/01/2044	50,000	52,718

Total U.S. Corporate Bonds & Notes (cost $60,415,836)		60,334,257

FOREIGN CORPORATE BONDS & NOTES — 2.4%
Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	100,000	102,040

Agricultural Chemicals — 0.0%
Potash Corp. of Saskatchewan, Inc. Senior Notes 4.00% due 12/15/2026	110,000	112,715

Auto/Truck Parts & Equipment-Original — 0.0%
Delphi Automotive PLC Company Guar. Notes 3.15% due 11/19/2020	50,000	51,036

Banks-Commercial — 0.7%
Bank of Montreal Senior Notes 1.50% due 07/18/2019	385,000	381,559
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	500,000	512,192

BPCE SA Sub. Notes 4.88% due 04/01/2026*	400,000	414,236
Danske Bank A/S Senior Bonds 2.20% due 03/02/2020*	570,000	570,774
ING Groep NV Senior Notes 3.15% due 03/29/2022	265,000	269,015
Nordea Bank AB Sub. Notes 4.88% due 05/13/2021*	500,000	535,928
Royal Bank of Canada Senior Notes 1.50% due 07/29/2019	250,000	247,591
Santander UK Group Holdings PLC Senior Notes 2.88% due 08/05/2021	445,000	442,509
Santander UK Group Holdings PLC Senior Notes 3.57% due 01/10/2023	200,000	201,987
Santander UK PLC Senior Notes 2.35% due 09/10/2019	25,000	25,123
Skandinaviska Enskilda Banken AB Senior Notes 1.50% due 09/13/2019	500,000	493,053
Standard Chartered PLC FRS Senior Notes 2.18% due 08/19/2019*	325,000	327,670
Sumitomo Mitsui Trust Bank, Ltd. Senior Notes 2.05% due 03/06/2019*	437,000	436,880
Toronto-Dominion Bank Senior Notes 1.45% due 09/06/2018	500,000	499,136
Toronto-Dominion Bank VRS Sub. Notes 3.63% due 09/15/2031	55,000	54,514
Westpac Banking Corp. Senior Notes 2.15% due 03/06/2020	1,100,000	1,104,325

		6,516,492

Banks-Money Center — 0.2%
ABN AMRO Bank NV Senior Notes 2.10% due 01/18/2019*	265,000	265,241
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	500,000	522,171
BBVA Bancomer SA Senior Notes 4.38% due 04/10/2024*	600,000	618,750

		1,406,162

Banks-Special Purpose — 0.1%
KFW Government Guar. Notes 2.13% due 03/07/2022	800,000	803,704

Building Societies — 0.0%
Nationwide Building Society Senior Notes 2.45% due 07/27/2021*	410,000	408,736

Diversified Banking Institutions — 0.3%
Barclays PLC Senior Notes 3.25% due 01/12/2021	205,000	208,083
Barclays PLC Senior Notes 3.68% due 01/10/2023	315,000	320,472
Credit Agricole SA FRS Senior Notes 2.59% due 01/10/2022*	275,000	277,113
HSBC Holdings PLC Senior Notes 2.65% due 01/05/2022	350,000	348,351
HSBC Holdings PLC FRS Senior Notes 3.26% due 03/13/2023	325,000	328,867
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	500,000	512,297
UBS Group Funding Jersey, Ltd. Company Guar. Notes 3.00% due 04/15/2021*	200,000	201,368
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 09/24/2025*	200,000	205,307

		2,401,858

Diversified Manufacturing Operations — 0.1%
Siemens Financieringsmaatschappij NV Company Guar. Notes 1.30% due 09/13/2019*	500,000	492,697

Electric-Distribution — 0.1%
State Grid Overseas Investment 2016, Ltd. Company Guar. Notes 2.25% due 05/04/2020*	445,000	443,755

Finance-Leasing Companies — 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 05/26/2022	150,000	152,405

Gold Mining — 0.1%
Goldcorp, Inc. Senior Notes 3.63% due 06/09/2021	424,000	438,224

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.88% due 12/15/2025	35,000	35,972

Aon PLC Company Guar. Notes 4.75% due 05/15/2045	350,000	354,976
Trinity Acquisition PLC Company Guar. Notes 3.50% due 09/15/2021	25,000	25,528

		416,476

Investment Management/Advisor Services — 0.0%
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*	335,000	340,169

Medical Instruments — 0.1%
Medtronic Global Holdings SCA Company Guar. Notes 1.70% due 03/28/2019	650,000	649,754

Medical-Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	780,000	764,770
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 1.70% due 07/19/2019	310,000	306,868
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	700,000	651,768

		1,723,406

Medical-Generic Drugs — 0.0%
Perrigo Finance Unlimited Co. Company Guar. Notes 4.38% due 03/15/2026	200,000	205,658

Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	300,000	312,474

Multimedia — 0.0%
Thomson Reuters Corp. Senior Notes 3.35% due 05/15/2026	30,000	29,625

Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 5.70% due 05/15/2017	145,000	145,203
CNOOC Finance 2013, Ltd. Company Guar. Notes 3.00% due 05/09/2023	200,000	196,163
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 09/15/2026*	101,000	99,587

		440,953

Oil Companies-Integrated — 0.3%
Ecopetrol SA Senior Notes 4.13% due 01/16/2025	550,000	531,850
Petroleos Mexicanos Company Guar. Notes 3.50% due 07/23/2020	250,000	253,425
Petroleos Mexicanos Company Guar. Notes 5.38% due 03/13/2022*	610,000	641,262
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	570,000	500,175
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021	250,000	272,188
Shell International Finance BV Company Guar. Notes 1.38% due 05/10/2019	200,000	198,456
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	250,000	254,723
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	40,000	41,066

		2,693,145

Pipelines — 0.1%
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	240,000	245,474
Enbridge, Inc. Senior Notes 4.00% due 10/01/2023	90,000	93,484
Enbridge, Inc. Senior Notes 4.25% due 12/01/2026	115,000	119,921
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	15,000	16,796

		475,675

Public Thoroughfares — 0.0%
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 3.38% due 03/22/2027*	90,000	87,788

Transport-Services — 0.0%
Autoridad del Canal de Panama Senior Notes 4.95% due 07/29/2035*	300,000	327,000

Total Foreign Corporate Bonds & Notes (cost $20,930,569)		21,031,947

U.S. GOVERNMENT AGENCIES — 8.1%
Federal Home Loan Bank — 0.1%
Federal Home Loan Bank 1.00% due 09/26/2019	700,000	692,848

Federal Home Loan Mtg. Corp. — 0.4%
3.00% due 12/01/2046	988,740	988,045
3.00% due 02/01/2047	747,980	747,454
3.50% due 03/01/2046	170,433	176,191
3.50% due 05/01/2046	65,409	67,361
4.00% due 09/01/2045	17,433	18,366
Federal Home Loan Mtg. Corp.
Multifamily Structured Pass Through Certs. Series K057, Class A1 2.21% due 06/25/2025(2)	173,767	170,703
Federal Home Loan Mtg. Corp. REMIC
Series 4623, Class EF
1.44% due 10/15/2046 FRS(4)	66,180	66,068
Series 4650, Class FL
1.44% due 01/15/2047 FRS(4)	194,703	194,500
Series 4566, Class FA
1.49% due 04/15/2046 FRS(4)	158,864	159,308
Series 4604, Class FH
1.49% due 08/15/2046 FRS(4)	23,820	23,868
Series 4614, Class FG
1.49% due 09/15/2046 FRS(4)	163,141	163,526
Series 4621, Class FK
1.49% due 10/15/2046 FRS(4)	104,132	104,298
Series 4623, Class MF
1.49% due 10/15/2046 FRS(4)	61,013	61,132
Series 4648, Class FA
1.49% due 01/15/2047 FRS(4)	193,350	193,496
Series 4654, Class FK
1.49% due 02/15/2047 FRS(4)	153,620	153,258
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk
Series 2016-HQA3, Class M1
1.79% due 03/25/2029 FRS(4)	239,316	240,268
Series 2016-DNA3, Class M2
2.99% due 12/25/2028 FRS(4)	250,000	255,988

		3,783,830

Federal National Mtg. Assoc. — 6.3%
1.00% due 08/28/2019	1,000,000	989,906
1.25% due 08/17/2021	870,000	849,538
1.50% due 02/28/2020	790,000	789,095
2.50% due 10/01/2031	23,721	23,894
2.50% due 11/01/2031	1,730,666	1,742,009
2.50% due 11/01/2031	746,281	751,172
2.50% due 02/01/2032	2,575,476	2,592,356
2.50% due 05/01/2043	188,527	182,268
2.50% due 10/01/2046	427,744	411,813
3.00% due 10/01/2028	520,819	536,218
3.00% due 01/01/2031	24,493	25,218
3.00% due 11/01/2036	459,636	467,812
3.00% due 12/01/2036	120,141	122,092
3.00% due 05/01/2043	28,661	28,789
3.00% due 08/01/2043	33,315	33,456
3.00% due 01/01/2044	928,311	932,423
3.00% due 09/01/2045	372,380	372,540
3.00% due 05/01/2046	77,883	77,846
3.00% due 08/01/2046	471,009	470,786
3.00% due 10/01/2046	2,474,793	2,477,502
3.00% due 11/01/2046	1,644,399	1,646,722
3.00% due 12/01/2046	1,467,707	1,470,075
3.00% due 01/01/2047	311,494	312,192
3.00% due 02/01/2047	2,531,288	2,530,090
3.50% due 03/01/2026	64,182	67,134
3.50% due 06/01/2027	17,929	18,754
3.50% due 10/01/2041	45,046	46,571
3.50% due 07/01/2042	129,466	133,752
3.50% due 07/01/2043	27,858	28,803
3.50% due 07/01/2044	591,845	610,447
3.50% due 04/01/2045	600,847	618,386
3.50% due 07/01/2045	1,268,186	1,306,668
3.50% due 11/01/2045	700,126	720,722
3.50% due 12/01/2045	48,630	50,050
3.50% due 01/01/2046	763,690	786,952
3.50% due 04/01/2046	2,491,453	2,564,183
3.50% due 05/01/2046	88,497	91,193
3.50% due 06/01/2046	596,401	616,782
3.50% due 08/01/2046	642,842	662,424
3.50% due 09/01/2046	1,439,637	1,481,662
3.50% due 04/01/2047	4,654,128	4,789,990
3.50% due May 30 TBA	1,140,000	1,172,196
4.00% due 12/01/2040	22,773	24,067
4.00% due 02/01/2041	962,716	1,017,439
4.00% due 07/01/2044	1,481,529	1,561,416
4.00% due 07/01/2045	1,108,704	1,168,488
4.00% due 09/01/2045	46,935	49,465
4.00% due 10/01/2045	467,434	492,639
4.00% due 09/01/2046	39,899	42,050
4.00% due 03/01/2047	1,379,852	1,454,257
4.00% due 04/01/2047	5,125,192	5,401,553
4.00% due 05/01/2047	1,046,000	1,102,403
4.50% due 01/01/2044	275,655	297,069
4.50% due 03/01/2046	1,950,495	2,101,752
5.00% due 10/01/2033	25,778	28,335
5.00% due 05/01/2040	140,012	153,680
5.00% due May 30 TBA	1,885,000	2,064,649

5.50% due 10/01/2035	25,061	28,052
5.50% due 05/01/2036	84,806	94,804
6.00% due 09/01/2037	125,531	142,365
Federal National Mtg. Assoc. Connecticut Avenue Securities
Series 2016-C04, Class 1M1
2.44% due 01/25/2029 FRS(4)	81,324	82,010
Series 2016-C03, Class 1M1
2.99% due 10/25/2028 FRS(4)	43,789	44,593
Federal National Mtg. Assoc. REMIC
Series 2016-70, Class F
1.44% due 10/25/2046 FRS(4)	127,652	127,489
Series 2016-79, Class NF
1.44% due 11/25/2046 FRS(4)	257,177	256,343
Series 2016-63, Class AF
1.49% due 09/25/2046 FRS(4)	592,529	590,874
Series 2016-64, Class FA
1.49% due 09/25/2046 FRS(4)	271,823	272,351
Series 2016-84, Class FT
1.49% due 11/25/2046 FRS(4)	145,189	145,714
Series 2016-103, Class LF
1.49% due 01/25/2047 FRS(4)	112,299	112,560

		54,458,898

Government National Mtg. Assoc. — 1.3%
3.00% due 11/20/2046	1,663,523	1,687,829
3.00% due 12/20/2046	70,214	71,240
3.50% due 05/20/2043	23,614	24,649
3.50% due 10/20/2044	18,824	19,646
3.50% due 05/20/2045	21,418	22,350
3.50% due 02/20/2046	115,646	120,681
3.50% due 10/20/2046	1,347,830	1,402,721
3.50% due 01/20/2047	1,595,483	1,660,460
4.00% due 09/20/2045	134,129	142,017
4.00% due 10/20/2045	132,138	139,909
4.00% due 11/20/2045	53,786	56,949
4.00% due 12/20/2045	334,525	354,197
4.00% due 05/20/2046	173,917	184,145
4.50% due 04/20/2041	24,027	25,905
4.50% due 09/15/2045	120,261	129,110
4.50% due 01/20/2046	175,216	187,095
4.50% due 02/20/2047	387,430	414,096
4.50% due 03/20/2047	1,835,560	1,962,121
4.50% due 04/20/2047	1,844,000	1,971,146
5.00% due 08/20/2042	129,924	141,535

		10,717,801

Total U.S. Government Agencies (cost $69,696,150)		69,653,377

U.S. GOVERNMENT TREASURIES — 7.6%
United States Treasury Bonds — 2.0%
0.75% due 02/15/2042 TIPS(5)	52,820	51,267
0.75% due 02/15/2045 TIPS(5)	18,621	17,891
0.88% due 02/15/2047 TIPS(5)	35,922	35,722
1.00% due 02/15/2046 TIPS(5)	27,139	27,800
1.38% due 02/15/2044 TIPS(5)	94,375	104,984
1.75% due 01/15/2028 TIPS(5)	115,919	131,884
2.13% due 02/15/2040 TIPS(5)	39,443	50,094
2.25% due 08/15/2046	1,945,000	1,669,662
2.50% due 01/15/2029 TIPS(5)	17,925	22,050
2.50% due 02/15/2045	115,000	104,794
2.50% due 02/15/2046	1,545,000	1,404,199
2.50% due 05/15/2046	840,000	762,890
2.88% due 11/15/2046	1,875,000	1,842,921
3.00% due 11/15/2045	100,000	100,734
3.00% due 02/15/2047	675,000	681,354
3.13% due 11/15/2041(6)	3,525,000	3,654,984
3.13% due 02/15/2043	320,000	330,725
3.38% due 04/15/2032 TIPS(5)	16,467	23,297
3.50% due 02/15/2039	2,310,000	2,576,371
3.88% due 04/15/2029 TIPS(5)	35,708	49,643
4.50% due 02/15/2036	800,000	1,026,094
4.50% due 05/15/2038	1,085,000	1,393,165
4.75% due 02/15/2037	50,000	66,047
5.38% due 02/15/2031	860,000	1,159,925

		17,288,497

United States Treasury Notes — 5.6%
0.13% due 04/15/2019 TIPS(5)	476,823	481,239
0.13% due 04/15/2020 TIPS(5)	431,342	436,417
0.13% due 04/15/2021 TIPS(5)	479,740	484,312
0.13% due 01/15/2022 TIPS(5)	416,482	420,110
0.13% due 04/15/2022 TIPS(5)	160,269	161,310
0.13% due 07/15/2022 TIPS(5)	159,939	161,451
0.13% due 07/15/2024 TIPS(5)	123,611	123,042
0.13% due 07/15/2026 TIPS(5)	127,936	125,701
0.25% due 01/15/2025 TIPS(5)	143,872	143,214
0.38% due 07/15/2023 TIPS(5)	90,022	91,696
0.38% due 07/15/2025 TIPS(5)	138,663	139,843
0.38% due 01/15/2027 TIPS(5)	73,709	73,901
1.00% due 09/15/2018(6)	900,000	897,363
1.00% due 03/15/2019	1,990,000	1,980,360
1.13% due 01/15/2021 TIPS(5)	428,578	450,392
1.13% due 02/28/2021	345,000	338,194
1.13% due 06/30/2021	3,770,000	3,680,021
1.13% due 07/31/2021	1,245,000	1,213,972
1.13% due 08/31/2021	890,000	867,055
1.13% due 09/30/2021	710,000	690,753
1.25% due 07/15/2020 TIPS(5)	211,204	222,688
1.38% due 07/15/2018 TIPS(5)	113,735	116,730
1.38% due 04/30/2020	2,555,000	2,548,015
1.38% due 10/31/2020	750,000	744,521
1.38% due 04/30/2021	2,310,000	2,282,118
1.38% due 05/31/2021	755,000	745,267
1.38% due 06/30/2023	1,645,000	1,583,826
1.50% due 05/31/2019(6)	5,935,000	5,961,197
1.50% due 05/31/2020	780,000	780,183
1.63% due 11/15/2022	435,000	428,254
1.75% due 12/31/2020(6)	2,820,000	2,832,557
1.75% due 11/30/2021	4,855,000	4,849,689
1.88% due 07/15/2019 TIPS(5)	187,081	197,554
1.88% due 01/31/2022	695,000	697,226
1.88% due 03/31/2022	1,175,000	1,177,983
2.00% due 02/15/2022	7,435,000	7,508,190
2.00% due 11/15/2026	510,000	497,609

2.13% due 01/15/2019 TIPS(5)	200,012	208,990
2.13% due 08/15/2021	180,000	182,932
2.25% due 02/15/2027	2,100,000	2,093,847

		48,619,722

Total U.S. Government Treasuries (cost $66,617,627)		65,908,219

MUNICIPAL BONDS & NOTES — 0.7%
California State Public Works Board Revenue Bonds 7.80% due 03/01/2035	300,000	417,669
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	500,000	624,785
Detroit City School District General Obligation Bonds 6.65% due 05/01/2029	295,000	349,776
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 2.64% due 07/01/2021	50,000	50,387
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds 5.72% due 12/01/2038	375,000	455,501
Municipal Electric Authority of Georgia Build America Revenue Bonds 6.66% due 04/01/2057	800,000	933,616
New York State Dormitory Authority Revenue Bonds Series B 3.88% due 07/01/2046	200,000	190,192
Northern California Power Agency Revenue Bonds 7.31% due 06/01/2040	300,000	399,489
South Carolina Public Service Authority Revenue Bonds Series D 2.39% due 12/01/2023	145,000	134,483
State of California General Obligation Bonds 7.63% due 03/01/2040	620,000	916,645
State of California General Obligation Bonds 7.50% due 04/01/2034	300,000	424,857
State of Wisconsin Revenue Bonds 3.95% due 05/01/2036	850,000	861,611

Total Municipal Bonds & Notes (cost $5,831,487)		5,759,011

FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Regional Authority — 0.4%
Province of Alberta, Canada Senior Notes 1.90% due 12/06/2019	550,000	551,563
Province of Manitoba, Canada Senior Notes 3.05% due 05/14/2024	150,000	155,144
Province of Ontario, Canada Senior Notes 1.20% due 02/14/2018	175,000	174,780
Province of Ontario, Canada Senior Notes 2.40% due 02/08/2022	1,000,000	1,010,552
Province of Quebec, Canada Senior Notes 2.88% due 10/16/2024	25,000	25,521
Province of Quebec, Canada Notes 3.50% due 07/29/2020	1,100,000	1,156,028

		3,073,588

Sovereign — 0.1%
Government of Bermuda Senior Notes 4.85% due 02/06/2024*	200,000	212,166
Republic of Indonesia Senior Notes 4.88% due 05/05/2021	200,000	214,979
Republic of Poland Senior Notes 3.25% due 04/06/2026	110,000	109,637
Republic of Slovenia Senior Notes 5.85% due 05/10/2023*	200,000	232,318
United Mexican States Senior Notes 4.13% due 01/21/2026	200,000	207,300

		976,400

Total Foreign Government Obligations (cost $4,027,843)		4,049,988

EXCHANGE-TRADED FUNDS — 3.3%
T. Rowe Price Institutional High Yield Fund (cost $27,923,469)	3,221,680	29,027,337

OPTIONS — PURCHASED — 0.1%
Put Options-Purchased(7) (cost $2,723,619)	2,283	473,722

Total Long-Term Investment Securities (cost $717,142,405)		763,414,018

SHORT-TERM INVESTMENT SECURITIES — 14.3%
Commercial Paper — 0.1%
AXA Financial, Inc. 1.70% due 10/10/17*	285,000	285,000
Enbridge Energy Partners LP 2.00% due 05/09/17*	295,000	295,000

Vodafone Group PLC 1.65% due 09/07/17*	395,000	395,000

		975,000

Registered Investment Companies — 14.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.68%(8)	122,562,307	122,562,307

Total Short-Term Investment Securities (cost $123,532,798)		123,537,307

TOTAL INVESTMENTS (cost $840,675,203)(9)	102.7%	886,951,325
Liabilities in excess of other assets	(2.7)	(23,270,416)

NET ASSETS	100.0%	$863,680,909

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2017, the aggregate value of these securities was $18,806,531 representing 2.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Collateralized Loan Obligation
(2)	Commercial Mortgage Backed Security
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(4)	Collateralized Mortgage Obligation
(5)	Principal amount of security is adjusted for inflation.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	Purchased Options:

Exchange-Traded Put Options - Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at April 30, 2017	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	May 2017	$2,235	2,283	$2,723,619	$473,722	$(2,249,897)

(8)	The rate shown is the 7-day yield as of April 30, 2017.
(9)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

Euronext Amsterdam — Euronext Stock Exchange Amsterdam

GDR — Global Depositary Receipt

REMIC — Real Estate Mortgage Investment Conduit

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date.

  The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at April 30, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Over the Counter Written Options on Credit Indices - Sell Protection

Issue	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Received	Value at April 30, 2017	Unrealized Appreciation/ (Depreciation)
Put option to enter into a credit default swap with Goldman Sachs & Co. for the obligation to receive a fixed rate of 1.00% versus 5 Year CDX North America Investment Grade Index maturing on 06/20/2022	May 2017	0.725%	$1,000	$900	$900	$0

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2017	Unrealized Appreciation (Depreciation)
598	Long	Mini MSCI EAFE Index	June 2017	$52,396,300	$54,531,620	$2,135,320
1,332	Long	S&P 500 E-Mini Index	June 2017	156,708,424	158,541,300	1,832,876
120	Short	U.S. Treasury 10 Year Notes	June 2017	14,887,307	15,086,250	(198,943)
74	Short	U.S. Treasury 2 Year Notes	June 2017	16,007,459	16,029,094	(21,635)
270	Short	U.S. Treasury 5 Year Notes	June 2017	31,766,596	31,969,688	(203,092)
42	Short	U.S. Treasury Long Bonds	June 2017	6,318,839	6,424,688	(105,849)
36	Short	U.S. Treasury Ultra Long Bonds	June 2017	5,775,035	5,865,750	(90,715)

						$3,347,962

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$491,097,705	$—	$—	$491,097,705
Convertible Preferred Securities	472,027	—	—	472,027
Preferred Securities/Capital Securities	—	898,800	—	898,800
Asset Backed Securities	—	14,402,633	304,995	14,707,628
U.S. Corporate Bonds & Notes	—	60,334,257	—	60,334,257
Foreign Corporate Bonds & Notes	—	21,031,947	—	21,031,947
U.S. Government Agencies	—	69,653,377	—	69,653,377
U.S. Government Treasuries	—	65,908,219	—	65,908,219
Municipal Bonds & Notes	—	5,759,011	—	5,759,011
Foreign Government Obligations	—	4,049,988	—	4,049,988
Exchange-Traded Funds	29,027,337	—	—	29,027,337
Options - Purchased	473,722	—	—	473,722
Short-Term Investment Securities:
Commercial Paper	—	975,000	—	975,000
Registered Investment Companies	122,562,307	—	—	122,562,307

Total Investments at Value	$643,633,098	$243,013,232	$304,995	$886,951,325

Other Financial Instruments:+
Over the Counter Written Options on Credit Indices Sell Protection	$—	$0	$—	$0
Futures Contracts	3,968,196	—	—	3,968,196

Total Other Financial Instruments	$3,968,196	$—	$—	$3,968,196

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$620,234	$—	$—	$620,234

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description			Shares/ Principal Amount**	Value (Note 1)

ASSET BACKED SECURITIES — 4.0%
Diversified Financial Services — 4.0%
ACAS CLO, Ltd. FRS Series 2014-1A, Class AR 2.41% due 07/18/2026*(1)	$		1,300,000	$1,305,850
ALBA PLC FRS Series 2005-1, Class A3 0.54% due 11/25/2042(2)		GBP	638,458	779,620
ALBA PLC FRS Series 2015-1, Class A 1.51% due 04/24/2049(2)		GBP	525,287	683,798
Ares Enhanced Loan Investment Strategy IR, Ltd. FRS Series 2013-IRAR, Class A1BR 2.44% due 07/23/2025*(1)			1,700,000	1,701,476
Auburn Securities 4 PLC FRS Series 4, Class A2 0.65% due 10/01/2041(2)		GBP	488,345	623,813
Babson CLO, Ltd. FRS Series 2014-IIA, Class AR 2.31% due 10/17/2026*(1)			500,000	501,964
Banco La Hipotecaria SA Series 2016-1A, Class A 3.36% due 01/15/2046*(2)(3)			1,439,466	1,453,119
Bluestone Securities PLC FRS Series 2007-1, Class A2A 0.55% due 06/09/2044(2)		GBP	466,709	585,340
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-5A, Class A1R 2.30% due 10/16/2025*(1)			800,000	799,600
CIFC Funding, Ltd. FRS Series 2012-3A, ClassA1R 2.24% due 01/29/2025*(1)			1,800,000	1,798,366
Citigroup Mtg. Loan Trust, Inc. FRS Series 2007-AMC1, Class A1 1.15% due 12/25/2036*			1,669,807	1,017,425
Colony Starwood Homes Trust FRS Series 2016-1A, Class A 2.49% due 07/17/2033*			997,184	1,000,778
CVP Cascade, Ltd. FRS Series 2013-CLO1, Class A1R 2.31% due 01/16/2026*(1)			2,700,000	2,701,744
Dryden Senior Loan Fund FRS Series 2012-25A, ClassAR 2.36% due 01/15/2025*(1)			1,671,589	1,669,408
Eurosail PLC FRS Series 2006-4X, Class A3C 0.51% due 12/10/2044(2)		GBP	379,155	481,824
Eurosail PLC FRS Series 2007-3A, Class A2B 0.64% due 06/13/2045*(2)		GBP	35,080	45,398
Eurosail PLC FRS Series 2007-3X, Class A2A 0.64% due 06/13/2045(2)		GBP	24,823	32,124
Eurosail PLC FRS Series 2007-3A, Class A3C 1.29% due 06/13/2045*(2)		GBP	839,790	1,045,565
Eurosail PLC FRS Series 2007-3X, Class A3A 1.29% due 06/13/2045(2)		GBP	744,458	926,875
Eurosail PLC FRS Series 2007-3X, Class A3C 1.29% due 06/13/2045(2)		GBP	992,479	1,235,668
Flagship VII, Ltd. FRS Series 2013-7A, Class A1R 2.28% due 01/20/2026*(1)			2,100,000	2,098,942
Ford Credit Auto Owner Trust Series 2016-2, Class A 2.03% due 12/15/2027*			2,100,000	2,080,756
Fortress Credit Investments IV, Ltd. FRS Series 2015-4A, Class A 2.41% due 07/17/2023*(1)			365,850	366,058
Gemgarto PLC FRS Series 2015-1, Class A 1.31% due 02/16/2047(2)		GBP	107,778	139,907
JMP Credit Advisors CLO III, Ltd. FRS Series 2014-1A, Class AR 2.40% due 10/17/2025*(1)			1,000,000	1,003,806
KVK CLO, Ltd. FRS Series 2013-2A, Class AR 2.31% due 01/15/2026*(1)			900,000	899,640
Ludgate Funding PLC FRS Series 2006-1X, Class A2A 0.55% due 12/01/2060(2)		GBP	882,519	1,076,799
Ludgate Funding PLC FRS Series 2008-W1X, Class A1 0.94% due 01/01/2061(2)		GBP	1,332,060	1,672,816
Mariner CLO, LLC FRS Series 2016-3A, Class A 2.74% due 07/23/2026*(1)			900,000	900,145
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A4 3.37% due 10/15/2048(5)			1,800,000	1,836,625
MortgageIT Trust FRS Series 2005-2, Class 1A1 1.51% due 05/25/2035(2)			160,389	158,758
Oak Hill Credit Partners X, Ltd. FRS Series 2014-10A, Class AR 2.29% due 07/20/2026*(1)			1,100,000	1,099,446
OZLM Funding V, Ltd. FRS Series 2013-5A, Class A1R 2.27% due 01/17/2026*(1)			900,000	900,519
PHEAA Student Loan Trust FRS Series 2016-2A, Class A 1.94% due 11/25/2065*			809,595	811,201
Progress Residential Trust FRS Series 2016-SFR1, Class A 2.49% due 09/17/2033*			995,853	1,009,157
Shackleton CLO, Ltd. FRS Series 2013-4A, Class AR 2.28% due 01/13/2025*(1)			400,000	399,798
SLM Private Credit Student Loan Trust FRS Series 2006-B, Class A4 1.31% due 03/15/2024			2,266	2,265
SMB Private Education Loan Trust FRS Series 2016-B, Class A2B 2.44% due 02/17/2032*			1,800,000	1,852,113
SpringCastle America Funding LLC Series 2016-AA, Class A 3.05% due 04/25/2029*			1,348,362	1,355,588

Symphony CLO XV, Ltd. FRS Series 2014-15A, Class AR 2.34% due 10/17/2026*(1)		2,300,000	2,300,715
Thrones PLC FRS Series 2013-1, Class A 1.84% due 07/20/2044(2)	GBP	710,318	924,527
Uropa Securities PLC FRS Series 2007-1, Class A3A 0.54% due 10/10/2040(2)	GBP	400,000	469,333
Uropa Securities PLC FRS Series 2008-1, Class A 0.55% due 06/10/2059(2)	GBP	956,152	1,182,504
Uropa Securities PLC FRS Series 2008-1, Class M1 0.70% due 06/10/2059(2)	GBP	221,178	267,048
Uropa Securities PLC FRS Series 2008-1, Class M2 0.90% due 06/10/2059(2)	GBP	172,765	205,191
Uropa Securities PLC FRS Series 2008-1, Class B 1.10% due 06/10/2059(2)	GBP	184,157	215,097
Venture XVI CLO, Ltd. FRS Series 2014-16A, Class A1R 2.67% due 04/15/2026*(1)		850,000	849,571
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR19, Class A1A1 1.26% due 12/25/2045(2)		735,494	697,480

Total Asset Backed Securities (cost $47,053,279)			47,165,560

U.S. CORPORATE BONDS & NOTES — 6.7%
Aerospace/Defense-Equipment — 0.0%
Spirit AeroSystems, Inc. Company Guar. Notes 3.85% due 06/15/2026		300,000	302,465

Airlines — 0.3%
American Airlines Pass-Through Trust Pass-Through Certs. 3.00% due 04/15/2030		700,000	672,000
American Airlines Pass-Through Trust Pass-Through Certs. 3.25% due 04/15/2030		200,000	192,500
American Airlines Pass-Through Trust Pass-Through Certs. 4.00% due 01/15/2027		412,812	425,197
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class AA 2.88% due 04/07/2030		1,000,000	966,320
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030		1,000,000	976,120

			3,232,137

Applications Software — 0.1%
Microsoft Corp. Senior Notes 4.10% due 02/06/2037		1,000,000	1,040,319

Auto-Cars/Light Trucks — 0.4%
Daimler Finance North America LLC FRS Company Guar. Notes 1.48% due 03/02/2018*		390,000	390,629
Daimler Finance North America LLC Company Guar. Notes 2.25% due 03/02/2020*		200,000	200,294
Ford Motor Credit Co. LLC FRS Senior Notes 1.63% due 09/08/2017		300,000	300,000
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/13/2020		146,000	148,674
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 11/24/2020		1,070,000	1,102,779
Toyota Motor Credit Corp. Senior Notes 2.15% due 03/12/2020		400,000	402,812
Volkswagen Group of America Finance LLC FRS Company Guar. Notes 1.52% due 05/22/2018*		300,000	299,941
Volkswagen Group of America Finance LLC Company Guar. Notes 2.13% due 05/23/2019*		2,200,000	2,195,730

			5,040,859

Banks-Commercial — 0.3%
HSBC USA, Inc. FRS Senior Notes 1.64% due 11/13/2019		200,000	200,813
HSBC USA, Inc. Senior Notes 2.38% due 11/13/2019		150,000	150,639
HSBC USA, Inc. Senior Notes 2.75% due 08/07/2020		880,000	892,374
Manufacturers & Traders Trust Co. Senior Notes 2.25% due 07/25/2019		250,000	251,883
MUFG Americas Holdings Corp. Senior Notes 2.25% due 02/10/2020		12,000	12,013
Santander Holdings USA, Inc. Senior Notes 2.70% due 05/24/2019		1,500,000	1,505,458

			3,013,180

Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025		200,000	199,988

Banks-Super Regional — 0.3%
Bank of America NA FRS Senior Notes 1.46% due 05/08/2017		250,000	250,017
Bank of America NA FRS Senior Notes 1.55% due 06/05/2017		740,000	740,320
Bank of America NA Senior Notes 1.75% due 06/05/2018		740,000	740,924
Wells Fargo & Co. FRS Senior Notes 2.40% due 10/31/2023		1,900,000	1,930,915
Wells Fargo & Co. Senior Notes 2.55% due 12/07/2020		110,000	111,052

Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	50,000	49,067

		3,822,295

Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 3.45% due 03/15/2025	10,000	9,612

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc. Senior Notes 4.00% due 06/15/2025	60,000	62,485
Owens Corning Company Guar. Notes 4.20% due 12/01/2024	20,000	20,785

		83,270

Building Products-Wood — 0.0%
Masco Corp. Senior Notes 4.45% due 04/01/2025	10,000	10,634

Cable/Satellite TV — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	550,000	568,316
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	450,000	477,911
Comcast Corp. Company Guar. Notes 4.40% due 08/15/2035	20,000	20,921

		1,067,148

Cellular Telecom — 0.0%
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	28,000	29,925
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	28,000	30,599

		60,524

Chemicals-Diversified — 0.1%
Solvay Finance America LLC Company Guar. Notes 3.40% due 12/03/2020*	800,000	824,791

Commercial Services-Finance — 0.1%
Equifax, Inc. Senior Notes 3.25% due 06/01/2026	800,000	781,784
S&P Global, Inc. Company Guar. Notes 4.40% due 02/15/2026	50,000	53,539
Total System Services, Inc. Senior Notes 3.75% due 06/01/2023	100,000	102,514

		937,837

Computer Aided Design — 0.0%
Autodesk, Inc. Senior Notes 4.38% due 06/15/2025	40,000	42,109

Computers — 0.2%
Apple, Inc. FRS Senior Notes 1.33% due 05/06/2019	200,000	200,885
Apple, Inc. Senior Notes 3.35% due 02/09/2027	600,000	613,677
Apple, Inc. Senior Notes 4.65% due 02/23/2046	500,000	544,805
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	1,100,000	1,380,438

		2,739,805

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.50% due 10/15/2022	990,000	1,063,567

Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.15% due 12/14/2018	50,000	50,214
Thermo Fisher Scientific, Inc. Senior Notes 3.30% due 02/15/2022	30,000	30,779

		80,993

Diversified Banking Institutions — 0.9%
Bank of America Corp. FRS Senior Notes 1.66% due 08/25/2017	110,000	110,159
Bank of America Corp. Senior Notes 2.15% due 11/09/2020	1,400,000	1,390,383
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	600,000	603,862
Bank of America Corp. FRS Senior Notes 3.71% due 04/24/2028	700,000	700,963
Citigroup, Inc. FRS Senior Notes 1.96% due 12/07/2018	1,340,000	1,349,978
Citigroup, Inc. Senior Notes 2.05% due 12/07/2018	1,090,000	1,091,873
Citigroup, Inc. FRS Senior Notes 2.22% due 08/02/2021	1,000,000	1,016,401
Citigroup, Inc. Senior Notes 2.40% due 02/18/2020	2,600,000	2,613,486
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	750,000	771,640
Goldman Sachs Group, Inc. Senior Notes 3.75% due 05/22/2025	30,000	30,544
Goldman Sachs Group, Inc. Senior Notes 3.85% due 07/08/2024	1,300,000	1,343,424

Morgan Stanley Senior Notes 4.00% due 07/23/2025	60,000	62,181

		11,084,894

Electric-Integrated — 0.7%
Appalachian Power Co. Senior Notes 3.40% due 06/01/2025	550,000	559,463
Cleco Corporate Holdings LLC Senior Sec. Notes 3.74% due 05/01/2026	1,600,000	1,594,301
DTE Electric Co General Refunding Mtg. 3.70% due 06/01/2046	1,700,000	1,654,627
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	1,000,000	944,861
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	100,000	103,996
Duke Energy Corp. Senior Notes 4.80% due 12/15/2045	1,060,000	1,127,364
Entergy Corp. Senior Notes 4.00% due 07/15/2022	40,000	42,261
Entergy Mississippi, Inc. 1st Mtg. Notes 2.85% due 06/01/2028	1,900,000	1,830,880
Great Plains Energy, Inc. Senior Notes 3.90% due 04/01/2027	700,000	707,130
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 1.59% due 06/01/2017	30,000	29,999
Pacific Gas & Electric Co. Senior Notes 3.50% due 06/15/2025	30,000	30,941

		8,625,823

Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027*	1,000,000	1,014,747

Electronic Forms — 0.0%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/2025	12,000	12,253

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.95% due 05/15/2025	700,000	698,405

Finance-Commercial — 0.1%
CIT Group, Inc. Senior Notes 4.25% due 08/15/2017	800,000	805,400
CIT Group, Inc. Senior Notes 5.00% due 05/15/2018*	400,000	402,360

		1,207,760

Finance-Consumer Loans — 0.2%
Synchrony Financial Senior Notes 2.60% due 01/15/2019	1,090,000	1,098,052
Synchrony Financial Senior Notes 2.70% due 02/03/2020	12,000	12,077
Synchrony Financial FRS Senior Notes 4.50% due 07/23/2025	860,000	888,300

		1,998,429

Finance-Credit Card — 0.0%
American Express Credit Corp. FRS Senior Notes 1.53% due 08/15/2019	300,000	300,695
American Express Credit Corp. FRS Senior Notes 1.81% due 11/05/2018	160,000	161,046

		461,741

Finance-Investment Banker/Broker — 0.0%
Lazard Group LLC Senior Notes 3.75% due 02/13/2025	25,000	25,035

Finance-Other Services — 0.1%
BGC Partners, Inc. Senior Notes 5.13% due 05/27/2021	700,000	734,505
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	50,000	50,864

		785,369

Food-Meat Products — 0.0%
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	100,000	102,896

Food-Misc./Diversified — 0.0%
Kraft Heinz Foods Co. Company Guar. Notes 3.50% due 07/15/2022	20,000	20,633
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	550,000	523,290

		543,923

Gas-Distribution — 0.0%
National Fuel Gas Co. Senior Notes 5.20% due 07/15/2025	50,000	53,685

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.75% due 03/14/2026	20,000	20,722

Insurance-Life/Health — 0.4%
Jackson National Life Global Funding Sec. Notes 2.30% due 04/16/2019*	200,000	200,790
Jackson National Life Global Funding Senior Sec. Notes 2.60% due 12/09/2020*	1,090,000	1,096,282
Pricoa Global Funding I Sec. Notes 2.55% due 11/24/2020*	1,070,000	1,076,958

Principal Life Global Funding II FRS Senior Sec. Notes 1.55% due 12/01/2017*	1,350,000	1,353,993
Principal Life Global Funding II Senior Sec. Notes 2.20% due 04/08/2020*	400,000	400,183
Reliance Standard Life Global Funding II Senior Sec. Notes 2.15% due 10/15/2018*	120,000	120,445

		4,248,651

Insurance-Multi-line — 0.1%
MetLife, Inc. Senior Notes 4.05% due 03/01/2045	10,000	9,858
Metropolitan Life Global Funding I Sec. Notes 2.00% due 04/14/2020*	150,000	149,437
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	200,000	201,707
Metropolitan Life Global Funding I Sec. Notes 2.50% due 12/03/2020*	1,230,000	1,235,274

		1,596,276

Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	50,000	51,134
First American Financial Corp. Senior Notes 4.60% due 11/15/2024	20,000	20,084

		71,218

Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 3.38% due 05/15/2022	550,000	564,598

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	12,000	12,021

Medical Products — 0.0%
Zimmer Holdings, Inc. Senior Notes 2.70% due 04/01/2020	10,000	10,115
Zimmer Holdings, Inc. Senior Notes 3.15% due 04/01/2022	30,000	30,336
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	30,000	29,897

		70,348

Medical-Biomedical/Gene — 0.0%
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	20,000	20,575

Medical-Drugs — 0.1%
Johnson & Johnson Senior Notes 3.63% due 03/03/2037	1,100,000	1,109,936

Medical-HMO — 0.0%
Aetna, Inc. Senior Notes 3.50% due 11/15/2024	20,000	20,657
UnitedHealth Group, Inc. Senior Notes 2.88% due 12/15/2021	310,000	318,334

		338,991

Medical-Hospitals — 0.1%
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	700,000	651,283

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Senior Notes 3.55% due 06/01/2022	600,000	625,970

Pipelines — 0.3%
DCP Midstream Operating LP Company Guar. Notes 2.70% due 04/01/2019	100,000	99,750
Energy Transfer Partners LP Senior Notes 4.05% due 03/15/2025	100,000	99,907
Energy Transfer Partners LP Senior Notes 4.75% due 01/15/2026	40,000	41,796
EQT Midstream Partners LP Senior Notes 4.13% due 12/01/2026	700,000	706,029
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	200,000	199,014
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	600,000	660,774
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.75% due 05/15/2024	1,600,000	1,768,637

		3,575,907

Real Estate Investment Trusts — 0.6%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.50% due 07/30/2029	100,000	104,497
American Tower Corp. Senior Notes 2.25% due 01/15/2022	1,200,000	1,164,671
American Tower Corp. Senior Notes 3.38% due 10/15/2026	1,200,000	1,168,783
American Tower Corp. Senior Notes 4.00% due 06/01/2025	690,000	709,098
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	290,000	306,794
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	900,000	979,375
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	800,000	885,229
Digital Realty Trust LP Company Guar. Notes 3.95% due 07/01/2022	810,000	846,950

WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	500,000	521,471

		6,686,868

Real Estate Operations & Development — 0.0%
Prologis LP Company Guar. Notes 3.75% due 11/01/2025	30,000	30,983

Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	12,000	11,446

Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 4.50% due 10/01/2025	20,000	20,761
AutoNation, Inc. Company Guar. Notes 6.75% due 04/15/2018	200,000	209,157

		229,918

Retail-Drug Store — 0.1%
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	1,700,000	1,672,154

Special Purpose Entity — 0.1%
Protective Life Global Funding Sec. Notes 2.70% due 11/25/2020*	1,070,000	1,080,101

Telephone-Integrated — 0.3%
AT&T, Inc. FRS Senior Notes 2.08% due 06/30/2020	90,000	91,364
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	200,000	200,053
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	50,000	48,691
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	1,200,000	1,230,720
Verizon Communications, Inc. FRS Senior Notes 1.51% due 06/09/2017	200,000	200,071
Verizon Communications, Inc. Senior Notes 3.50% due 11/01/2021	100,000	103,268
Verizon Communications, Inc. Senior Notes 4.15% due 03/15/2024	1,400,000	1,469,174

		3,343,341

Tobacco — 0.0%
Reynolds American, Inc. Company Guar. Notes 4.00% due 06/12/2022	20,000	21,166
Reynolds American, Inc. Company Guar. Notes 4.85% due 09/15/2023	100,000	109,739

		130,905

Transport-Rail — 0.2%
Burlington Northern Santa Fe LLC Senior Notes 4.13% due 06/15/2047	2,300,000	2,332,439
Norfolk Southern Corp. Senior Notes 4.45% due 06/15/2045	20,000	21,009

		2,353,448

Water — 0.0%
American Water Capital Corp. Senior Notes 3.40% due 03/01/2025	20,000	20,664

Total U.S. Corporate Bonds & Notes (cost $77,928,090)		78,652,817

FOREIGN CORPORATE BONDS & NOTES — 3.9%
Airlines — 0.4%
Air Canada Pass-Through Certs. Series 2015-2, Class AA 3.75% due 06/15/2029*	819,747	836,142
Norwegian Air Shuttle ASA Pass-Through Trust Series 2016-1, Class A Pass-Through Certs. 4.88% due 11/10/2029*	2,800,000	2,858,167
WestJet Airlines, Ltd. Company Guar. Notes 3.50% due 06/16/2021*(4)	1,000,000	996,151

		4,690,460

Airport Development/Maintenance — 0.0%
Sydney Airport Finance Co. Pty, Ltd. Senior Sec. Notes 3.38% due 04/30/2025*	20,000	19,781

Auto/Truck Parts & Equipment-Original — 0.0%
Delphi Automotive PLC Company Guar. Notes 3.15% due 11/19/2020	200,000	204,145

Banks-Commercial — 1.4%
Australia & New Zealand Banking Group, Ltd. FRS Senior Notes 2.04% due 06/01/2021*	900,000	906,481
Australia & New Zealand Banking Group, Ltd. Sub. Notes 4.40% due 05/19/2026*	2,100,000	2,187,370
Bank of Montreal Notes 1.75% due 06/15/2022*	1,500,000	1,470,048
Bank of Tokyo-Mitsubishi UFJ, Ltd. FRS Senior Notes 1.65% due 03/05/2018*	400,000	400,684
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.30% due 03/05/2020*	200,000	199,970
Commonwealth Bank of Australia FRS Senior Notes 1.38% due 09/08/2017*	300,000	300,167
Cooperatieve Rabobank UA Company Guar. Notes 3.75% due 07/21/2026	1,000,000	992,260
Cooperatieve Rabobank UA Company Guar. Notes 3.88% due 02/08/2022	1,600,000	1,700,506

Credit Suisse AG FRS Senior Notes 1.85% due 04/27/2018	680,000	682,267
Dexia Credit Local SA Government Guar. Notes 1.88% due 09/15/2021*	2,700,000	2,617,510
ING Bank NV FRS Notes 1.69% due 03/16/2018*	400,000	400,899
Mizuho Bank, Ltd. Company Guar. Notes 3.60% due 09/25/2024*	200,000	207,292
Santander UK Group Holdings PLC Senior Notes 2.88% due 10/16/2020	990,000	994,395
Santander UK Group Holdings PLC Senior Notes 3.13% due 01/08/2021	140,000	141,038
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.65% due 07/23/2020	850,000	858,809
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.06% due 07/14/2021	1,000,000	982,421
Swedbank AB Senior Notes 2.20% due 03/04/2020*	370,000	369,954
Toronto-Dominion Bank FRS Senior Notes 1.27% due 05/02/2017	200,000	200,000
Westpac Banking Corp. Senior Notes 2.10% due 05/13/2021	700,000	691,670

		16,303,741

Banks-Fiduciary — 0.0%
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*	200,000	200,932

Building Societies — 0.1%
Nationwide Building Society Senior Notes 2.45% due 07/27/2021*	700,000	697,841

Cable/Satellite TV — 0.0%
British Sky Broadcasting Group PLC Company Guar. Notes 9.50% due 11/15/2018*	400,000	444,119

Diversified Banking Institutions — 1.2%
Barclays PLC FRS Senior Notes 3.14% due 08/10/2021	1,900,000	1,983,796
Barclays PLC Senior Notes 3.65% due 03/16/2025	950,000	933,999
Barclays PLC Senior Notes 4.34% due 01/10/2028	800,000	815,495
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*	2,000,000	2,031,514
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.75% due 03/26/2025	250,000	249,775
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.80% due 06/09/2023	1,500,000	1,529,914
Deutsche Bank AG Senior Notes 4.25% due 10/14/2021*	1,700,000	1,757,943
HSBC Holdings PLC FRS Senior Notes 2.65% due 01/05/2022	500,000	514,176
HSBC Holdings PLC Senior Notes 4.30% due 03/08/2026	550,000	580,919
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	800,000	801,282
UBS AG FRS Senior Notes 1.42% due 08/14/2017	250,000	250,151
UBS Group Funding Jersey, Ltd. FRS Company Guar. Notes 2.56% due 02/01/2022*	900,000	923,483
UBS Group Funding Jersey, Ltd. Company Guar. Notes 2.65% due 02/01/2022*	1,600,000	1,577,121
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 04/15/2026*	550,000	567,959

		14,517,527

Electric-Integrated — 0.0%
E.ON International Finance BV Company Guar. Notes 5.80% due 04/30/2018*	300,000	310,926

Electronic Components-Misc. — 0.0%
Flextronics International, Ltd. Company Guar. Notes 4.75% due 06/15/2025	20,000	21,240

Finance-Leasing Companies — 0.0%
LeasePlan Corp. NV Senior Notes 2.50% due 05/16/2018*	200,000	200,361

Insurance-Multi-line — 0.0%
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	10,000	10,273

Medical-Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 1.90% due 09/23/2019	1,000,000	994,348
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	800,000	784,379
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	500,000	484,103

		2,262,830

Oil Companies-Exploration & Production — 0.0%
Woodside Finance, Ltd. Company Guar. Notes 3.65% due 03/05/2025*	10,000	9,897

Oil Companies-Integrated — 0.2%
BP Capital Markets PLC FRS Company Guar. Notes 1.46% due 02/13/2018	213,000	213,571
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	700,000	679,898
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	1,100,000	1,124,217

		2,017,686

Regional Agencies — 0.2%
Japan Finance Organization for Municipalities Senior Notes 2.13% due 10/25/2023*	2,700,000	2,600,948

Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 3.50% due 06/15/2022*	20,000	20,596
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*	40,000	41,465
Imperial Brands Finance PLC Company Guar. Notes 4.25% due 07/21/2025*	850,000	891,365

		953,426

Transport-Marine — 0.1%
AP Moeller - Maersk A/S Senior Notes 3.75% due 09/22/2024*	600,000	604,459

Total Foreign Corporate Bonds & Notes (cost $45,784,296)		46,070,592

U.S. GOVERNMENT AGENCIES — 18.0%
Federal Home Loan Mtg. Corp. — 0.5%
1.25% due 10/02/2019	2,000,000	1,989,154
2.38% due 01/13/2022	200,000	204,001
4.90% due 09/15/2043 STRIPS(2)(6)	2,505,987	554,186
Federal Home Loan Mtg. Corp. REMIC
Series 4579, Class FD
1.13% due 01/15/2038 FRS(2)	2,133,760	2,124,512
Series 4579, Class SD
1.80% due 01/15/2038 VRS(2)(6)	2,133,760	124,547

		4,996,400

Federal National Mtg. Assoc. — 16.7%
1.88% due 09/18/2018	900,000	907,852
3.00% due 05/11/2047 TBA	6,500,000	6,492,383
3.00% due 06/13/2047	16,500,000	16,449,726
3.50% due 06/13/2047	68,800,000	70,597,938
3.50% due 07/13/2047	73,800,000	75,584,461
3.70% due 09/01/2034	959,247	1,000,516
4.00% due 07/01/2045	2,697,711	2,843,178
4.00% due 07/01/2045	1,785,370	1,881,641
4.00% due 02/01/2046	3,654,028	3,851,061
4.00% due 09/01/2046	4,261,365	4,491,147
4.50% due 06/13/2047	6,600,000	7,086,750
Federal National Mtg. Assoc. REMIC
Series 2012-113, Class PF
1.34% due 10/25/2040 FRS(2)	1,094,027	1,088,751
Series 2007-85, Class FL
1.53% due 09/25/2037 FRS(2)	3,675,197	3,683,878

		195,959,282

Government National Mtg. Assoc. — 0.8%
Government National Mtg. Assoc. REMIC
Series 2016-H10, Class FJ
1.43% due 04/20/2066 FRS(2)	377,219	377,908
Series 2014-H02, Class FB
1.48% due 12/20/2063 FRS(2)	952,758	956,969
Series 2016-H11, Class F
1.63% due 05/20/2066 FRS(2)	2,757,638	2,771,612
Series 2016-H14, Class FA
1.63% due 06/20/2066 FRS(2)	1,596,115	1,604,515
Series 2016-H17, Class FC
1.66% due 08/20/2066 FRS(2)	3,552,574	3,576,949

		9,287,953

Total U.S. Government Agencies (cost $209,681,384)		210,243,635

U.S. GOVERNMENT TREASURIES — 20.2%
United States Treasury Bonds — 1.8%
1.00% due 02/15/2046 TIPS(7)	5,551,146	5,686,328
2.25% due 08/15/2046	520,000	446,388
2.50% due 02/15/2046	1,530,000	1,390,567
2.88% due 05/15/2043	300,000	296,062
2.88% due 08/15/2045	2,600,000	2,555,922
2.88% due 11/15/2046	3,000,000	2,948,673
3.00% due 02/15/2047	1,800,000	1,816,945
3.13% due 02/15/2042	250,000	259,140
3.13% due 08/15/2044	3,450,000	3,565,496
4.38% due 11/15/2039	600,000	754,195
4.38% due 05/15/2040	1,300,000	1,634,395

		21,354,111

United States Treasury Notes — 18.4%
0.63% due 04/30/2018	6,200,000	6,168,033
1.25% due 04/30/2019	4,800,000	4,797,936
1.50% due 03/31/2023	6,640,000	6,461,550
1.50% due 08/15/2026	2,100,000	1,963,828
1.63% due 05/15/2026	4,559,000	4,319,652
1.75% due 02/28/2022	2,500,000	2,492,188
1.88% due 03/31/2022	37,800,000	37,895,974
1.88% due 04/30/2022	2,000,000	2,002,500
1.88% due 08/31/2022	61,400,000	61,366,414
2.00% due 12/31/2021	2,600,000	2,623,561
2.00% due 11/15/2026	7,635,000	7,449,492
2.25% due 04/30/2021	1,100,000	1,124,063
2.25% due 02/15/2027	69,600,000	69,396,072
2.50% due 05/15/2024	7,300,000	7,491,056

		215,552,319

Total U.S. Government Treasuries (cost $238,581,753)		236,906,430

FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Sovereign — 0.4%
Federative Republic of Brazil Senior Notes 5.63% due 02/21/2047	600,000	594,000
State of Kuwait Senior Bonds 3.50% due 03/20/2027*	1,000,000	1,022,602
Tokyo Metropolitan Government Senior Notes 2.00% due 05/17/2021*	2,400,000	2,348,976

Total Foreign Government Obligations (cost $3,962,747)			3,965,578

MUNICIPAL BONDS & NOTES — 0.1%
City of Chicago, IL General Obligation Bonds Series B 6.31% due 01/01/2044		800,000	707,120
City of Chicago, IL General Obligation Bonds 7.05% due 01/01/2029		600,000	614,310

Total Municipal Bonds & Notes (cost $1,306,326)			1,321,430

OPTIONS—PURCHASED(8) — 0.3%
Exchange-Traded Options		1,773	2,148,285
Over the Counter Options on Interest Rate Floor Contracts(4)		105,900,000	0
Over the Counter Options on Forward Volatility Contracts		600,000	52,838
Over the Counter Options on Interest Rate Swap Contracts(4)		49,700,000	1,652,542

Total Options—Purchased (cost $9,909,037)			3,853,665

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.1%
Banks-Commercial — 0.1%
Stichting AK Rabobank Certificaten FRS 6.50% due 06/29/2017(9)	EUR	900,000	1,127,719

Insurance-Multi-line — 0.0%
MetLife, Inc. FRS 5.25% due 06/15/2020(9)		40,000	41,540

Pipelines — 0.0%
TransCanada Trust FRS 5.30% due 03/15/2077		400,000	403,500

Total Preferred Securities/Capital Securities (cost $1,480,368)			1,572,759

Total Long-Term Investment Securities (cost $635,687,280)			629,752,466

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Certificates of Deposit — 0.3%
Credit Suisse AG FRS 1.92% due 09/12/2017		1,300,000	1,303,372
Natixis SA NY FRS 1.85% due 09/25/2017		2,200,000	2,205,439

			3,508,811

Commercial Paper — 0.2%
Abbey National Treasury 1.40% due 07/07/2017		100,000	100,000
Barclays Bank PLC NY FRS 1.80% due 11/06/2017		1,700,000	1,703,986
Credit Suisse AG 1.47% due 07/03/2017		100,000	100,000
Sumitomo Mitsui Trust Bank, Ltd. FRS 1.86% due 10/06/2017		400,000	401,111

			2,305,097

U.S. Government Agencies — 0.1%
Federal Home Loan Bank Disc. Notes 0.55% due 05/22/2017		341,000	340,853

U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.53% due 05/11/2017		292,000	291,946

Total Short-Term Investment Securities (cost $6,432,590)			6,446,707

REPURCHASE AGREEMENTS — 56.5%
Agreement with Barclays , bearing interest at 0.99%, dated 04/28/2017, to be repurchased 05/01/2017 in the amount $118,803,267 collateralized by $122,866,000 of United States Treasury Notes, bearing interest at 1.38% due 05/31/2021 and having an approximate value of $122,712,840		118,800,000	118,800,000
Agreement with Credit Suisse First Boston, bearing interest at 1.50%, dated 04/28/2017, to be repurchased 05/01/2017 in the amount $270,111,254 collateralized by $256,876,000 of United States Treasury Notes, bearing interest at 1.50% due 08/31/2018 and by $17,313,000 of United States Treasury Notes, bearing interest at 0.75% due 10/31/2018 having an approximate combined value of $276,584,604		270,100,000	270,100,000
Agreement with J.P. Morgan Chase, bearing interest at 0.73%, dated 04/28/2017, to be repurchased 05/01/2017 in the amount $3,200,065 collateralized by $3,244,000 of United States Treasury Notes, bearing interest at 1.63% due 03/15/2020 and having an approximate value of $3,275,900		3,200,000	3,200,000
Agreement with J.P. Morgan Chase, bearing interest at 1.00%, dated 04/28/2017, to be repurchased 05/01/2017 in the amount $270,107,503 collateralized by $278,203,000 of United States Treasury Notes, bearing interest at 1.38% due 05/31/2021 and having an approximate value of $277,856,201		270,100,000	270,100,000

Total Repurchase Agreements (cost $662,200,000)			662,200,000

TOTAL INVESTMENTS (cost $1,304,319,870)(10)		110.8%	1,298,399,173
Liabilities in excess of other assets		(10.8)	(126,327,953)

NET ASSETS		100.0%	$1,172,071,220

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2017, the aggregate value of these securities was $76,626,817 representing 6.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

**	Denominated in United States Dollars unless otherwise indicated.
(1)	Collateralized Loan Obligation
(2)	Collateralized Mortgage Obligation
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(4)	Illiquid security. At April 30, 2017, the aggregate value of these securities was $2,648,693 representing 0.2% of net assets.
(5)	Commercial Mortgage Backed Security
(6)	Interest Only
(7)	Principal amount of security is adjusted for inflation.
(8)	Options — Purchased

Exchange-Traded Purchased Put Options

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at April 30, 2017	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	December 2017	$1,575	591	$1,212,756	$245,265	$(967,491)
S&P 500 Index	December 2017	1,800	591	2,447,355	564,405	(1,882,950)
S&P 500 Index	December 2017	2,025	591	4,611,007	1,338,615	(3,272,392)

				$8,271,118	$2,148,285	$(6,122,833)

Over the Counter Purchased Interest Rate Floor Option Contracts

Issue	Expiration Month	Strike Rate	Number of Contracts	Premiums Paid	Value at April 30, 2017	Unrealized Appreciation/ (Depreciation)
Call option to enter into an interest rate floor swap with Barclays for the right to receive the floor of the USISDA10 Index value with an initial value of 2.153% versus the Maximum of [0.15%-(Final Index value of USISDA30-Final Index value of USISDA10)] or 0	November 2017	0.15%	105,900	$95,310	$—	$(95,310)

Over the Counter Purchased Straddle Options

Issue	Expiration Month	Strike Rate(1)	Notional Amount (000’s)	Premiums Paid	Value at April 30, 2017	Unrealized Appreciation/ (Depreciation)
Call option to enter into a straddle option with Morgan Stanley for the right to receive a fixed rate of 8.72% versus 30 year Forward Volatility Agreement maturing on 03/23/2048	September 2017	0.00%	$600	$52,320	$52,838	$518

(1) Exercise level and final cost determined on a future date, based upon implied volatility parameters.

Over the Counter Purchased Options on Interest Rate Swap Contracts

Issue	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at April 30, 2017	Unrealized Appreciation/ (Depreciation)
Call option to enter into an interest rate swap with Morgan Stanley for the right to receive a fixed rate of 1.65% versus U.S. Treasury Bonds maturing on 11/15/2018	November 2018	1.65%	$24,200	$137,336	$84,059	$(53,277)
Put option to enter into an interest rate swap with Goldman Sachs for the right to pay a fixed rate of 2.30% versus U.S. Treasury Bonds maturing on 10/21/2019	October 2019	2.30	9,700	921,500	1,232,039	310,539
Put option to enter into an interest rate swap with Goldman Sachs for the right to pay a fixed rate of 1.08% versus U.S. Treasury Bonds maturing on 09/06/2017	September 2017	1.08	12,500	131,155	73,133	(58,022)
Put option to enter into an interest rate swap with Morgan Stanley for the right to pay a fixed rate of 2.75% versus U.S. Treasury Bonds maturing on 11/07/2019	November 2019	2.75	3,300	300,299	263,311	(36,988)

				$1,490,290	$1,652,542	$162,252

(9)	Perpetual maturity — maturity date reflects the next call date.
(10)	See Note 3 for cost of investments on a tax basis.

CLO — Collateralized Loan Obligation

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates as of April 30, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date.

  The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

Over the Counter Written Options on Credit Default Swaps — Buy Protection

Issue	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Received	Value at April 30, 2017	Unrealized Appreciation / (Depreciation)
Call option to enter into a credit default swap with Barclays for the obligation to pay a fixed rate of 0.70% versus iTraxx Europe Index Series 27 maturing on 05/17/17	May 2017	0.76%	EUR 8,400	$8,791	$18,717	$(9,926)

Over the Counter Written Options on Credit Default Swaps — Sell Protection

Issue	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Received	Value at April 30, 2017	Unrealized Appreciation / (Depreciation)
Put option to enter into a credit default swap with Barclays for the obligation to receive a fixed rate of 0.95% versus iTraxx Europe Index Series 27 maturing on 05/17/17	May 2017	1.03%	EUR 8,400	$10,595	$134	$10,461

Over the Counter Written Options on Interest Rate Swap Contracts

Issue	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Received	Value at April 30, 2017	Unrealized Appreciation/ (Depreciation)
Call option to enter into an interest rate swap with Morgan Stanley for the right to receive a fixed rate of 2.00% versus U.S. Treasury Bonds maturing on 11/15/2018	November 2018	2.00%	$5,200	$137,222	$87,528	$49,694
Put option to enter into an interest rate swap with Goldman Sachs for the right to receive a fixed rate of 2.00% versus U.S. Treasury Bonds maturing on 10/21/2019	October 2019	2.00	48,500	921,500	1,536,131	(614,631)
Put option to enter into an interest rate swap with Morgan Stanley for the right to receive a fixed rate of 2.50% versus U.S. Treasury Bonds maturing on 11/07/2019	November 2019	2.50	16,500	300,300	332,229	(31,929)
Put option to enter into an interest rate swap with Barclays for the right to receive a fixed rate of 2.94% versus U.S. Treasury Bonds maturing on 09/06/2017	September 2017	2.94	15,400	130,900	24,979	105,921

				$1,489,922	$1,980,867	$(490,945)

Over the Counter Written Interest Rate Floor Option Contracts

Issue	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Received	Value at April 30, 2017	Unrealized Appreciation/ (Depreciation)
Call option to enter into an interest rate floor swap with Barclays for the right to receive the floor of the USISDA30 Index value with an initial value of 2.418% versus the Maximum of [0.04%-(Final Index value of USISDA30-Final Index value of USISDA10)] or 0	November 2017	0.04%	$211,800	$110,136	$—	$110,136

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2017	Unrealized Appreciation (Depreciation)
6,132	Long	S&P 500 E-Mini Index	June 2017	$726,221,415	$729,861,300	$3,639,885
945	Long	90 Day Euro Dollar	June 2017	233,161,673	233,214,187	52,514
828	Long	Russell 2000 Mini Index	June 2017	56,525,841	57,893,760	1,367,919
210	Long	U.S. Treasury 10 Year Notes	June 2017	26,087,849	26,400,938	313,089
70	Long	U.S. Treasury 5 Year Notes	June 2017	8,224,504	8,288,438	63,934
45	Short	Euro Bund	June 2017	7,876,129	7,930,211	(54,082)
54	Short	Euro-OAT	June 2017	8,613,773	8,813,916	(200,143)
548	Short	90 Day Euro Dollar	June 2019	133,904,736	134,294,250	(389,514)
335	Short	90 Day Euro Dollar	December 2019	81,740,289	81,982,875	(242,586)

						$4,551,016

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CAD	373,000	USD	279,327	05/02/2017	$6,073	$—
	GBP	200,000	USD	250,325	05/02/2017	—	(8,714)

						6,073	(8,714)

Barclays Bank PLC	CAD	289,000	USD	215,142	05/02/2017	3,424	—

Goldman Sachs Bank USA	EUR	1,222,000	USD	1,306,279	05/02/2017	—	(24,845)
	GBP	13,525,000	USD	16,817,358	05/02/2017	—	(700,211)
	GBP	10,031,000	USD	12,860,904	06/02/2017	—	(141,745)
	USD	17,588,358	GBP	13,725,000	05/02/2017	188,251	—
	USD	2,237,343	MXN	42,149,000	05/17/2017	—	(3,817)

						188,251	(870,618)

Net Unrealized Appreciation/(Depreciation)						$197,748	$(879,332)

CAD — Canadian Dollar

EUR — Euro Currency

GBP — British Pound

MXN — Mexican Peso

USD — United States Dollar

Over the Counter Total Return Swap Contracts@

					Value
Swap Counterparty	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by the Portfolio	Total Return Received or Paid by Portfolio	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Merrill Lynch International	37,055	08/24/2017	(3 Month USD LIBOR-BBA plus 11 bps)	MSCI EAFE Index	$—	$1,862,237
Merrill Lynch International	20,877	08/24/2017	(3 Month USD LIBOR-BBA plus 6 bps)	MSCI EAFE Index	—	1,063,474
Merrill Lynch International	46,727	06/07/2017	(3 Month USD LIBOR-BBA minus 1 bps)	MSCI EAFE Index	—	1,941,368
Merrill Lynch International	18,871	05/24/2017	(3 Month USD LIBOR-BBA minus 2.5 bps)	MSCI EAFE Index	—	1,037,303
Merrill Lynch International	52,439	05/11/2017	(3 Month USD LIBOR-BBA minus 3 bps)	MSCI EAFE Index	—	—

					$—	$5,904,382

Centrally Cleared Interest Rate Swap Contracts@

			Rates Exchanged		Value
	Notional Amount (000’s)	Termination Date	Payments Received (Paid) by the Portfolio	Payments Made by the Portfolio	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CAD	6,900	12/16/2046	3 Month CDOR-BBA	1.750%	$830,522	$(208,878)
EUR	6,600	02/03/2037	2.050%	6 Month USD EURIBOR-BBA	—	51,044
GBP	8,000	09/20/2027	6 Month USD LIBOR-BBA	1.500%	(122,926)	(183,591)
GBP	2,500	02/01/2037	6 Month USD LIBOR-BBA	2.040%	745	(86,187)
GBP	3,500	02/01/2037	6 Month USD LIBOR-BBA	2.050%	—	(123,469)
USD	5,800	08/20/2019	3 Month USD LIBOR-BBA	2.910%	—	(59,252)
USD	700	12/16/2019	3 Month USD LIBOR-BBA	2.000%	(1,892)	(3,984)
USD	5,900	12/21/2026	3 Month USD LIBOR-BBA	1.750%	38,973	229,223
USD	4,700	12/21/2026	3 Month USD LIBOR-BBA	1.750%	(109,230)	311,650
USD	50,500	06/21/2027	3 Month USD LIBOR-BBA	1.500%	5,070,193	(1,367,982)

				Total	$5,706,385	$(1,441,426)

Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection@(4)

					Value (3)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Implied Credit Spread at April 30, 2017 (1)	Notional Amount (2) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index	5.000%	12/20/2021	3.0012%	$693	$39,261	$17,505
CDX North American Investment Grade Index	1.000%	12/20/2021	0.5608%	44,200	660,928	197,436
CDX North American Investment Grade Index	1.000%	6/20/2021	0.4712%	12,000	132,308	120,640
CDX North American Investment Grade Index	1.000%	6/20/2022	0.6394%	12,400	197,448	19,130
CDX North American High Yield Index	5.000%	6/20/2022	3.2722%	1,600	108,471	13,908

					$1,138,416	$368,619

@	Illiquid security. At April 30, 2017, the aggregate value of these securities was $11,676,376 representing 1.0% of net assets
(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represe the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

BBA — British Banking Association

CDOR — Canadian Dollar Offered Rate

EUR — Euro Currency

EURIBOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$45,712,441	$1,453,119	$47,165,560
U.S. Corporate Bonds & Notes	—	78,652,817	—	78,652,817
Foreign Corporate Bonds & Notes	—	46,070,592	—	46,070,592
U.S. Government Agencies	—	210,243,635	—	210,243,635
U.S. Government Treasuries	—	236,906,430	—	236,906,430
Foreign Government Obligations	—	3,965,578	—	3,965,578
Municipal Bonds & Notes	—	1,321,430	—	1,321,430
Exchange-Traded Purchased Put Options	2,148,285	—	—	2,148,285
Over the Counter Purchased Straddle Options	—	52,838	—	52,838
Over the Counter Purchased Options on Interest Rate Floor Contracts	—	0	—	0
Over the Counter Purchased Options on Interest Rate Swap Contracts	—	1,652,542	—	1,652,542
Preferred Securities/Capital Securities	—	1,572,759	—	1,572,759
Short-Term Investment Securities	—	6,446,707	—	6,446,707
Repurchase Agreements	—	662,200,000	—	662,200,000

Total Investments at Value	$2,148,285	$1,294,797,769	$1,453,119	$1,298,399,173

Other Financial Instruments:+
Over the Counter Written Options on Credit Default Swaps — Sell Protection	$—	$10,461	$—	$10,461
Over the Counter Written Options on Interest Rate Swap Contracts	—	155,615	—	155,615
Over the Counter Written Options on Interest Rate Floor Contracts	—	110,136	—	110,136
Futures Contracts	5,437,341	—	—	5,437,341
Forward Foreign Currency Contracts	—	197,748	—	197,748
Over the Counter Total Return Swap Contracts	—	5,904,382	—	5,904,382
Centrally Cleared Interest Rate Swap Contracts	—	591,917	—	591,917
Centrally Cleared Credit Default Swaps on Credit Default Swaps - Sell Protection	—	368,619	—	368,619

Total Other Financial Instruments	$5,437,341	$7,338,878	$—	$12,776,219

LIABILITIES:
Other Financial Instruments:+
Over the Counter Written Options on Credit Indices — Buy Protection	$—	$9,926	$—	$9,926
Over the Counter Written Options on Interest Rate Swap Contracts	—	646,560	—	646,560
Futures Contracts	886,325	—	—	886,325
Forward Foreign Currency Contracts	—	879,332	—	879,332
Centrally Cleared Interest Rate Swap Contracts	—	2,033,343	—	2,033,343

Total Other Financial Instruments	$886,325	$3,569,161	$—	$4,455,486

*	For a detailed presentation of investments, please refer to the Portfolio of Invesments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 64.2%
Aerospace/Defense — 1.1%
General Dynamics Corp.	78,309	$15,175,501

Agricultural Chemicals — 1.2%
Agrium, Inc.	63,970	6,008,702
Mosaic Co.	387,986	10,448,463

		16,457,165

Apparel Manufacturers — 0.5%
Michael Kors Holdings, Ltd.†	170,155	6,351,886

Applications Software — 0.7%
Microsoft Corp.	136,038	9,313,161

Auto-Cars/Light Trucks — 0.9%
General Motors Co.	363,358	12,586,721

Banks-Commercial — 0.8%
BB&T Corp.	85,046	3,672,286
First Horizon National Corp.	395,241	7,252,673

		10,924,959

Banks-Fiduciary — 3.6%
Citizens Financial Group, Inc.	620,864	22,791,918
Northern Trust Corp.	107,820	9,703,800
State Street Corp.	177,579	14,898,878

		47,394,596

Banks-Super Regional — 3.2%
Comerica, Inc.	152,398	10,774,539
Fifth Third Bancorp	580,760	14,187,967
KeyCorp	3,018	55,048
PNC Financial Services Group, Inc.	144,900	17,351,775

		42,369,329

Building Products-Air & Heating — 1.0%
Johnson Controls International PLC	321,277	13,355,485

Cable/Satellite TV — 1.8%
Charter Communications, Inc., Class A†	27,366	9,445,648
Comcast Corp., Class A	366,498	14,363,057

		23,808,705

Cellular Telecom — 0.4%
Vodafone Group PLC ADR	225,839	5,914,723

Commercial Services-Finance — 0.5%
PayPal Holdings, Inc.†	151,974	7,252,199

Computer Services — 0.9%
Cognizant Technology Solutions Corp., Class A†	190,537	11,476,043

Cruise Lines — 1.3%
Carnival Corp.	285,757	17,651,210

Diversified Banking Institutions — 11.6%
Bank of America Corp.	1,611,408	37,610,263
Citigroup, Inc.	732,871	43,327,333
Goldman Sachs Group, Inc.	51,422	11,508,244
JPMorgan Chase & Co.	407,562	35,457,894
Morgan Stanley	627,371	27,209,080

		155,112,814

Diversified Manufacturing Operations — 1.6%
General Electric Co.	375,220	10,877,628
Ingersoll-Rand PLC	123,560	10,965,950

		21,843,578

Diversified Minerals — 0.5%
BHP Billiton, Ltd.	365,695	6,495,305

E-Commerce/Products — 0.9%
eBay, Inc.†	372,721	12,452,609

Electric-Integrated — 0.9%
FirstEnergy Corp.	133,926	4,009,744
PG&E Corp.	112,474	7,541,382

		11,551,126

Electronic Components-Semiconductors — 0.7%
Intel Corp.	271,424	9,811,978

Enterprise Software/Service — 1.5%
Oracle Corp.	448,031	20,143,474

Finance-Investment Banker/Broker — 0.7%
Charles Schwab Corp.	256,586	9,968,366

Food-Misc./Diversified — 0.7%
Mondelez International, Inc., Class A	203,680	9,171,710

Insurance Brokers — 2.1%
Aon PLC	106,091	12,713,945
Marsh & McLennan Cos., Inc.	99,028	7,340,946
Willis Towers Watson PLC	57,593	7,637,984

		27,692,875

Insurance-Multi-line — 0.5%
Voya Financial, Inc.	172,999	6,466,703

Machinery-Construction & Mining — 1.0%
Caterpillar, Inc.	124,316	12,712,554

Medical Instruments — 0.8%
Medtronic PLC	132,446	11,004,938

Medical Products — 0.8%
Baxter International, Inc.	184,322	10,263,049

Medical-Biomedical/Gene — 0.4%
Amgen, Inc.	35,614	5,816,478

Medical-Drugs — 3.7%
Merck & Co., Inc.	240,932	15,017,292
Novartis AG	129,344	9,951,038
Pfizer, Inc.	436,802	14,816,324
Sanofi	101,990	9,622,170

		49,406,824

Medical-HMO — 0.5%
Anthem, Inc.	40,066	7,127,341

Medical-Wholesale Drug Distribution — 0.6%
Cardinal Health, Inc.	111,545	8,097,052

Multimedia — 0.6%
Time Warner, Inc.	73,715	7,317,688

Networking Products — 1.2%
Cisco Systems, Inc.	457,842	15,598,677

Oil Companies-Exploration & Production — 4.7%
Apache Corp.	340,115	16,543,193
Canadian Natural Resources, Ltd.	446,626	14,226,071
Devon Energy Corp.	434,481	17,157,655
Occidental Petroleum Corp.	232,357	14,299,250

		62,226,169

Oil Companies-Integrated — 2.4%
Exxon Mobil Corp.	85,969	7,019,369
Royal Dutch Shell PLC, Class A	624,611	16,200,138
TOTAL SA	182,547	9,379,679

		32,599,186

Oil-Field Services — 1.8%
Baker Hughes, Inc.	258,550	15,350,113
TechnipFMC PLC†	303,375	9,140,689

		24,490,802

Retail-Building Products — 0.5%
Kingfisher PLC	1,645,625	7,274,510

Retail-Drug Store — 1.4%
Walgreens Boots Alliance, Inc.	217,503	18,822,710

Semiconductor Components-Integrated Circuits — 0.8%
QUALCOMM, Inc.	208,498	11,204,682

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	52,463	2,130,522

Telecommunication Equipment — 0.9%
Juniper Networks, Inc.	376,413	11,318,739

Telephone-Integrated — 0.6%
Orange SA	126,059	1,949,888
Verizon Communications, Inc.	117,762	5,406,453

		7,356,341

Television — 0.2%
CBS Corp., Class B	43,712	2,909,471

Tobacco — 0.7%
Philip Morris International, Inc.	84,369	9,351,460

Transport-Rail — 0.8%
CSX Corp.	203,653	10,353,719

Total Common Stocks (cost $746,252,855)		858,125,133

CONVERTIBLE PREFERRED SECURITIES — 0.2%
Investment Management/Advisor Services — 0.2%
AMG Capital Trust II 5.15%	40,900	2,355,840

Pipelines — 0.0%
El Paso Energy Capital Trust I 4.75%	800	39,640

Total Convertible Preferred Securities (cost $2,502,039)		2,395,480

PREFERRED SECURITIES — 0.0%
Banks-Super Regional — 0.0%
Wells Fargo & Co. FRS 5.85% (cost $30,000)	1,200	32,520

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.0%
Diversified Banking Institutions — 0.0%
JPMorgan Chase & Co. FRS Series V 5.00% due 07/01/2019(1) (cost $200,000)	200,000	203,682

CONVERTIBLE BONDS & NOTES — 5.5%
Applications Software — 0.3%
Citrix Systems, Inc. Senior Notes 0.50% due 04/15/2019	$2,747,000	3,363,358
Nuance Communications, Inc. Senior Notes 1.00% due 12/15/2035	781,000	754,641

		4,117,999

Broadcast Services/Program — 0.2%
Liberty Interactive LLC Senior Notes 1.75% due 09/30/2046*	2,371,000	2,784,443

Cable/Satellite TV — 0.3%
DISH Network Corp. Senior Notes 3.38% due 08/15/2026*	3,375,000	4,130,156

Commercial Services — 0.2%
Live Nation Entertainment, Inc. Senior Notes 2.50% due 05/15/2019	2,363,000	2,631,791

Computers-Memory Devices — 0.1%
SanDisk Corp. Company Guar. Notes 0.50% due 10/15/2020	2,198,000	2,126,675

Diversified Banking Institutions — 0.0%
Goldman Sachs Group, Inc. Senior Notes 1.00% due 09/28/2020*	171,000	232,849

Electronic Components-Semiconductors — 0.8%
Microchip Technology, Inc. Senior Sub. Notes 1.63% due 02/15/2027*	3,731,000	3,819,611
Micron Technology, Inc. Senior Notes Series G 3.00% due 11/15/2043	3,485,000	3,763,800
ON Semiconductor Corp. Company Guar. Notes 1.00% due 12/01/2020	2,372,000	2,500,978
Silicon Laboratories, Inc. Senior Notes 1.38% due 03/01/2022*	510,000	535,181

		10,619,570

Finance-Credit Card — 0.2%
Blackhawk Network Holdings, Inc. Senior Notes 1.50% due 01/15/2022*	2,895,000	3,137,456

Finance-Investment Banker/Broker — 0.1%
Jefferies Group LLC Senior Notes 3.88% due 11/01/2029	837,000	842,231

Financial Guarantee Insurance — 0.2%
MGIC Investment Corp. Senior Notes 5.00% due 05/01/2017	497,000	497,000

Radian Group, Inc. Senior Notes 3.00% due 11/15/2017	1,312,000	1,902,400

		2,399,400

Insurance-Multi-line — 0.3%
Old Republic International Corp. Senior Notes 3.75% due 03/15/2018	2,832,000	3,809,040

Internet Security — 0.1%
FireEye, Inc. Senior Notes Series A 1.00% due 06/01/2035	1,108,000	1,045,675
FireEye, Inc. Senior Notes Series B 1.63% due 06/01/2035	1,108,000	995,815

		2,041,490

Medical Instruments — 0.2%
NuVasive, Inc. Senior Notes 2.25% due 03/15/2021	1,978,000	2,631,976

Medical Products — 0.3%
Wright Medical Group, Inc. Senior Notes 2.00% due 02/15/2020	3,684,000	4,314,885

Medical-Biomedical/Gene — 0.3%
BioMarin Pharmaceutical, Inc. Senior Sub. Notes 1.50% due 10/15/2020	2,388,000	2,959,627
Medicines Co. Senior Notes 2.75% due 07/15/2023*	929,000	1,127,574

		4,087,201

Medical-Drugs — 0.0%
Pacira Pharmaceuticals, Inc. Senior Notes 2.38% due 04/01/2022*	324,000	344,250

Multimedia — 0.0%
Liberty Media Corp.-Liberty Formula One Senior Notes 1.00% due 01/30/2023*	440,000	494,175

Oil & Gas Drilling — 0.1%
Nabors Industries, Inc. Company Guar. Notes 0.75% due 01/15/2024*	868,000	747,023

Oil Companies-Exploration & Production — 0.1%
Chesapeake Energy Corp. Company Guar. Notes 5.50% due 09/15/2026*	778,000	765,358

Oil-Field Services — 0.1%
Helix Energy Solutions Group, Inc. Senior Notes 4.25% due 05/01/2022	830,000	763,081

Physical Therapy/Rehabilitation Centers — 0.1%
HealthSouth Corp. Senior Sub. Notes 2.00% due 12/01/2043	640,000	838,800

Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc. Senior Notes 2.75% due 06/15/2018	523,000	516,463

Semiconductor Equipment — 0.0%
Lam Research Corp. Senior Notes Series B 1.25% due 05/15/2018	93,000	221,921

Telecom Equipment-Fiber Optics — 0.7%
Ciena Corp. Senior Notes 4.00% due 12/15/2020	224,000	303,940
Finisar Corp. Senior Notes 0.50% due 12/15/2036*	855,000	796,219
Viavi Solutions, Inc. Senior Notes 1.00% due 03/01/2024*	1,625,000	1,652,422
Viavia Solutions, Inc. Senior Notes 0.63% due 08/15/2033	5,717,000	6,206,518

		8,959,099

Television — 0.7%
Liberty Media Corp. Senior Notes 1.38% due 10/15/2023	6,373,000	7,181,575
Liberty Media Corp. Senior Notes 2.25% due 09/30/2046*	1,673,000	1,822,524

		9,004,099

Therapeutics — 0.1%
Neurocrine Biosciences, Inc. Senior Notes 2.25% due 05/15/2024*	929,000	963,838

Total Convertible Bonds & Notes (cost $67,786,607)		73,525,269

U.S. CORPORATE BONDS & NOTES — 7.8%
Aerospace/Defense — 0.0%
BAE Systems Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2020*	214,000	216,742

Agricultural Chemicals — 0.0%
Monsanto Co. Senior Notes 2.13% due 07/15/2019	30,000	30,067

Airlines — 0.0%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	51,470	52,349
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class A 3.75% due 03/03/2028	54,827	56,129

		108,478

Applications Software — 0.0%
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	120,000	117,523

Auto-Cars/Light Trucks — 0.3%
Ford Motor Credit Co. LLC Senior Notes 1.72% due 12/06/2017	2,200,000	2,198,777
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	419,000	412,273
Ford Motor Credit Co. LLC Senior Notes 3.81% due 01/09/2024	845,000	853,505
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	220,000	223,008
General Motors Co. Senior Notes 6.60% due 04/01/2036	320,000	368,880
General Motors Financial Co., Inc. Company Guar. Notes 5.25% due 03/01/2026	304,000	327,781

		4,384,224

Banks-Commercial — 0.1%
SunTrust Bank Sub. Notes 3.30% due 05/15/2026	1,500,000	1,469,324

Banks-Fiduciary — 0.1%
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	800,000	793,796

Banks-Super Regional — 0.1%
US Bancorp Sub. Notes Series W 3.10% due 04/27/2026	750,000	743,108
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	260,000	263,997
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	200,000	207,295
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	170,000	171,720

		1,386,120

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	555,000	561,813
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	337,000	346,216
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	570,000	611,471
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	641,000	700,263
Molson Coors Brewing Co. Company Guar. Notes 1.45% due 07/15/2019	342,000	337,751
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046	282,000	266,724

		2,824,238

Building-Residential/Commercial — 0.0%
MDC Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2043	10,000	9,109

Cable/Satellite TV — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	845,000	897,410
Comcast Corp. Company Guar. Notes 5.70% due 05/15/2018	100,000	104,260
Cox Communications, Inc. Senior Notes 8.38% due 03/01/2039*	2,200,000	2,732,970

		3,734,640

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/2040*	850,000	906,396

Chemicals-Diversified — 0.1%
Eastman Chemical Co. Senior Notes 2.70% due 01/15/2020	1,742,000	1,769,943

Commercial Services-Finance — 0.0%
Moody’s Corp. Senior Notes 4.50% due 09/01/2022	135,000	145,353

Computer Services — 0.0%
Computer Sciences Corp. Senior Notes 4.45% due 09/15/2022	30,000	31,990

Computers — 0.2%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	126,000	125,665
Apple, Inc. Senior Notes 3.35% due 02/09/2027	1,425,000	1,457,483
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*	711,000	767,289
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	189,000	244,618

		2,595,055

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	77,000	82,719

Diversified Banking Institutions — 0.7%
Bank of America Corp. Senior Notes 3.25% due 10/21/2027	2,000,000	1,917,456
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	810,000	808,247
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	1,500,000	1,496,431
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044	20,000	21,631
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	30,000	38,334
Goldman Sachs Group, Inc. Senior Notes 2.90% due 07/19/2018	35,000	35,467
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	1,300,000	1,338,167
JPMorgan Chase & Co. Senior Notes 3.20% due 06/15/2026	750,000	735,250
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	140,000	145,152
JPMorgan Chase & Co. FRS Senior Notes 4.26% due 02/22/2048	1,500,000	1,506,924
Morgan Stanley Senior Notes 2.38% due 07/23/2019	250,000	251,740
Morgan Stanley Senior Notes 2.50% due 01/24/2019	125,000	126,329
Morgan Stanley Senior Notes 3.88% due 01/27/2026	1,000,000	1,022,373
Morgan Stanley Senior Notes 4.00% due 07/23/2025	210,000	217,633

		9,661,134

Diversified Manufacturing Operations — 0.1%
Eaton Corp. Company Guar. Notes 1.50% due 11/02/2017	1,795,000	1,794,670

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	18,000	20,149

Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st Mtg. Bonds 4.55% due 06/01/2044	200,000	194,191

Electric-Integrated — 0.1%
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.55% due 05/01/2027	1,715,000	1,726,009

Electronic Components-Semiconductors — 0.4%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024*	2,100,000	2,130,536
Intel Corp. Senior Notes 1.35% due 12/15/2017	1,600,000	1,600,938
Texas Instruments, Inc. Senior Notes 2.63% due 05/15/2024	840,000	836,111

		4,567,585

Electronic Parts Distribution — 0.1%
Avnet, Inc. Senior Notes 4.63% due 04/15/2026	1,250,000	1,278,034

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 1.90% due 09/15/2021	1,430,000	1,415,443
Oracle Corp. Senior Notes 4.30% due 07/08/2034	75,000	79,027

		1,494,470

Finance-Credit Card — 0.0%
American Express Co. Sub. Notes 3.63% due 12/05/2024	54,000	55,153
Visa, Inc. Senior Notes 4.15% due 12/14/2035	350,000	370,554

		425,707

Finance-Investment Banker/Broker — 0.0%
Charles Schwab Corp. Senior Notes 2.20% due 07/25/2018	35,000	35,231

Finance-Leasing Companies — 0.2%
Air Lease Corp. Senior Notes 2.63% due 09/04/2018	1,300,000	1,309,689
Air Lease Corp. Senior Notes 3.00% due 09/15/2023	1,179,000	1,158,950
Air Lease Corp. Senior Notes 4.25% due 09/15/2024	165,000	172,795

		2,641,434

Food-Misc./Diversified — 0.1%
General Mills, Inc. Senior Notes 2.20% due 10/21/2019	120,000	120,510
Kellogg Co. Senior Notes 1.75% due 05/17/2017	960,000	960,141
Kraft Foods Group, Inc. Company Guar. Notes 2.25% due 06/05/2017	550,000	550,506

		1,631,157

Insurance-Life/Health — 0.3%
Jackson National Life Global Funding Senior Sec. Notes 2.10% due 10/25/2021*	1,500,000	1,470,516
Jackson National Life Global Funding Senior Sec. Notes 3.25% due 01/30/2024*	1,000,000	1,013,612
Nationwide Financial Services, Inc. Senior Notes 5.30% due 11/18/2044*	145,000	161,017
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	25,000	28,316
Prudential Financial, Inc. Senior Notes 6.00% due 12/01/2017	1,170,000	1,199,437
Reliance Standard Life Global Funding II Senior Sec. Notes 3.05% due 01/20/2021*	355,000	359,095

		4,231,993

Insurance-Multi-line — 0.1%
Allstate Corp. Senior Notes 3.28% due 12/15/2026	665,000	672,065
American Financial Group, Inc. Senior Notes 9.88% due 06/15/2019	200,000	231,603
Farmers Exchange Capital III FRS Sub. Notes 5.45% due 10/15/2054*	130,000	134,062

		1,037,730

Insurance-Mutual — 0.5%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	1,650,000	1,701,889
MassMutual Global Funding II Sec. Notes 2.00% due 04/15/2021*	1,635,000	1,601,478
MassMutual Global Funding II Senior Sec. Notes 2.10% due 08/02/2018*	775,000	780,123
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	2,155,000	2,155,646

		6,239,136

Insurance-Property/Casualty — 0.0%
Travelers Cos., Inc. Senior Notes 4.60% due 08/01/2043	10,000	11,000

Insurance-Reinsurance — 0.2%
Reinsurance Group of America, Inc. Senior Notes 4.70% due 09/15/2023	2,104,000	2,288,834

Investment Management/Advisor Services — 0.2%
Blackstone Holdings Finance Co. LLC Company Guar. Notes 5.00% due 06/15/2044*	1,915,000	1,998,758

Medical Instruments — 0.0%
Edwards Lifesciences Corp. Senior Notes 2.88% due 10/15/2018	29,000	29,384
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	172,000	178,156
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	58,000	61,379
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2044	15,000	16,150

		285,069

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	100,000	101,494
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	43,000	42,617

Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	2,300,000	2,300,676

		2,444,787

Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	44,000	44,305
Becton Dickinson and Co. Senior Notes 4.88% due 05/15/2044	230,000	220,111

		264,416

Medical-Biomedical/Gene — 0.0%
Celgene Corp. Senior Notes 4.00% due 08/15/2023	10,000	10,537
Celgene Corp. Senior Notes 4.63% due 05/15/2044	110,000	111,002
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	171,000	184,451

		305,990

Medical-Drugs — 0.0%
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	171,000	171,859
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	200,000	203,685
Zoetis, Inc. Senior Notes 4.70% due 02/01/2043	5,000	5,179

		380,723

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp. Senior Notes 2.28% due 03/15/2019	75,000	75,434

Metal Processors & Fabrication — 0.1%
Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	1,500,000	1,498,679

Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 3.90% due 03/01/2035	84,000	84,822

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	55,000	55,284

Oil Companies-Exploration & Production — 0.2%
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	333,000	410,213
ConocoPhillips Co. Company Guar. Notes 2.88% due 11/15/2021	134,000	136,397
ConocoPhillips Co. Company Guar. Notes 4.15% due 11/15/2034	144,000	143,520
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	20,000	20,923
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	1,300,000	1,315,463

		2,026,516

Oil Companies-Integrated — 0.0%
Chevron Corp. Senior Notes 1.37% due 03/02/2018	268,000	267,858
Chevron Corp. Senior Notes 1.72% due 06/24/2018	15,000	15,051

		282,909

Pharmacy Services — 0.0%
Express Scripts Holding Co. Company Guar. Notes 2.25% due 06/15/2019	85,000	85,259

Pipelines — 0.3%
Enable Midstream Partners LP Senior Notes 2.40% due 05/15/2019	200,000	198,380
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	67,000	64,988
Enterprise Products Operating LLC Company Guar. Notes 2.55% due 10/15/2019	55,000	55,528
Kinder Morgan, Inc. Company Guar. Notes 5.30% due 12/01/2034	28,000	28,689
MPLX LP Senior Notes 4.50% due 07/15/2023	2,250,000	2,371,055
MPLX LP Senior Notes 5.50% due 02/15/2023	660,000	683,925
Spectra Energy Partners LP Senior Notes 4.50% due 03/15/2045	101,000	97,555
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	65,000	64,419
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.50% due 02/15/2020	40,000	43,094

Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	65,000	67,646

		3,675,279

Private Equity — 0.3%
Apollo Management Holdings LP Company Guar. Notes 4.00% due 05/30/2024*	1,560,000	1,573,683
Apollo Management Holdings LP Company Guar. Notes 4.40% due 05/27/2026*	1,375,000	1,412,110
KKR Group Finance Co III LLC Company Guar. Notes 5.13% due 06/01/2044*	1,200,000	1,233,093

		4,218,886

Real Estate Investment Trusts — 0.7%
Brixmor Operating Partnership LP Senior Notes 3.88% due 08/15/2022	2,250,000	2,311,434
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	1,160,000	1,156,014
EPR Properties Company Guar. Notes 4.75% due 12/15/2026	2,170,000	2,218,636
HCP, Inc. Senior Notes 3.88% due 08/15/2024	1,320,000	1,333,935
HCP, Inc. Senior Notes 4.20% due 03/01/2024	100,000	103,229
Highwoods Realty LP Senior Notes 3.20% due 06/15/2021	200,000	202,071
Hospitality Properties Trust Senior Notes 4.50% due 06/15/2023	375,000	391,899
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	1,550,000	1,656,391
Piedmont Operating Partnership LP Company Guar. Notes 4.45% due 03/15/2024	115,000	117,903
Realty Income Corp. Senior Notes 2.00% due 01/31/2018	200,000	200,409
Ventas Realty LP Company Guar. Notes 5.70% due 09/30/2043	5,000	5,693

		9,697,614

Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 2.35% due 10/15/2019*	95,000	95,075

Retail-Apparel/Shoe — 0.0%
Ross Stores, Inc. Senior Notes 3.38% due 09/15/2024	54,000	54,762

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	1,480,000	1,572,808
O’Reilly Automotive, Inc. Company Guar. Notes 4.88% due 01/14/2021	20,000	21,516

		1,594,324

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 2.00% due 04/01/2021	734,000	731,674

Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	40,000	40,483
Wal-Mart Stores, Inc. Senior Notes 5.52% due 06/01/2018	295,000	295,915

		336,398

Retail-Drug Store — 0.1%
CVS Health Corp. Senior Notes 3.38% due 08/12/2024	40,000	40,565
CVS Pass-Through Trust Pass-Through Certs. 6.04% due 12/10/2028	41,076	46,630
Walgreens Boots Alliance, Inc. Senior Notes 3.10% due 06/01/2023	410,000	412,572
Walgreens Boots Alliance, Inc. Senior Notes 3.30% due 11/18/2021	94,000	96,784
Walgreens Boots Alliance, Inc. Senior Notes 4.50% due 11/18/2034	69,000	69,242

		665,793

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 5.45% due 08/15/2034	100,000	92,503

Savings & Loans/Thrifts — 0.0%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	45,000	50,386

Special Purpose Entities — 0.3%
Athene Global Funding Sec. Notes 2.88% due 10/23/2018*	274,000	275,529
Athene Global Funding Sec. Notes 4.00% due 01/25/2022*	2,900,000	2,992,040

		3,267,569

Steel Pipe & Tube — 0.0%
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	194,000	179,272

Storage/Warehousing — 0.1%
Sovran Acquisition LP Company Guar. Notes 3.50% due 07/01/2026	497,000	478,087

Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	115,000	115,030
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	64,000	62,325
AT&T, Inc. Senior Notes 3.80% due 03/15/2022	500,000	518,883
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	102,000	96,604
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	1,500,000	1,418,919
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	220,000	217,970
AT&T, Inc. Senior Notes 6.15% due 09/15/2034	25,000	27,777
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	204,000	177,926
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	45,000	43,069
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	53,000	48,753
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039*	39,000	38,254
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	1,016,000	985,949

		3,751,459

Tobacco — 0.0%
Philip Morris International, Inc. Senior Notes 1.25% due 08/11/2017	70,000	69,972
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	15,000	15,667
Philip Morris International, Inc. Senior Notes 4.88% due 11/15/2043	35,000	38,163

		123,802

Transport-Equipment & Leasing — 0.4%
Aviation Capital Group Corp. Senior Notes 2.88% due 09/17/2018*	260,000	262,342
Aviation Capital Group Corp. Senior Notes 2.88% due 01/20/2022*	1,979,000	1,970,389
Aviation Capital Group Corp. Senior Notes 4.88% due 10/01/2025*	2,280,000	2,481,605

		4,714,336

Transport-Rail — 0.0%
Burlington Northern Santa Fe LLC Senior Notes 5.15% due 09/01/2043	40,000	46,492
Union Pacific Corp. Senior Notes 4.15% due 01/15/2045	50,000	51,009
Union Pacific Corp. Senior Notes 4.85% due 06/15/2044	30,000	33,363

		130,864

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 4.90% due 01/15/2034	25,000	27,229
FedEx Corp. Company Guar. Notes 5.10% due 01/15/2044	45,000	48,649
United Parcel Service, Inc. Senior Notes 3.40% due 11/15/2046	196,000	182,128

		258,006

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Senior Notes 4.13% due 11/15/2025	29,000	30,651

Total U.S. Corporate Bonds & Notes (cost $102,951,733)		103,819,567

FOREIGN CORPORATE BONDS & NOTES — 2.1%
Airlines — 0.0%
Virgin Australia Trust Pass-Through Certs. Series 2013-1A 5.00% due 04/23/2025*	115,303	119,477

Banks-Commercial — 0.8%
ANZ New Zealand International, Ltd. Company Guar. Notes 2.88% due 01/25/2022*	650,000	655,272

Australia & New Zealand Banking Group, Ltd. Senior Notes 2.30% due 06/01/2021	891,000	885,857
Commonwealth Bank of Australia Senior Notes 2.25% due 03/10/2020*	2,000,000	2,007,746
National Australia Bank, Ltd. Senior Notes 1.88% due 07/12/2021	1,450,000	1,417,636
National Australia Bank, Ltd. Senior Notes 2.00% due 01/14/2019	530,000	530,944
National Australia Bank, Ltd. Senior Notes 2.80% due 01/10/2022	2,195,000	2,224,742
National Australia Bank, Ltd. Senior Notes 3.50% due 01/10/2027*	2,610,000	2,656,891
Standard Chartered PLC Senior Notes 3.05% due 01/15/2021*	385,000	388,107
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.65% due 07/23/2020	250,000	252,591

		11,019,786

Brewery — 0.1%
Heineken NV Senior Notes 3.50% due 01/29/2028*	1,333,000	1,347,476

Cellular Telecom — 0.0%
Rogers Communications, Inc. Company Guar. Notes 4.50% due 03/15/2043	30,000	30,250

Chemicals-Plastics — 0.0%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/2027*	55,000	73,586

Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	115,000	111,565
Seagate HDD Cayman Company Guar. Notes 5.75% due 12/01/2034	112,000	104,448

		216,013

Diversified Banking Institutions — 0.3%
Lloyds Banking Group PLC Senior Notes 3.75% due 01/11/2027	2,200,000	2,194,645
Societe Generale SA Senior Notes 2.63% due 09/16/2020*	310,000	311,686
Societe Generale SA Sub. Notes 5.00% due 01/17/2024*	100,000	105,403
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 04/15/2026*	1,000,000	1,032,653

		3,644,387

Medical-Drugs — 0.2%
GlaxoSmithKline Capital PLC Company Guar. Notes 1.50% due 05/08/2017	2,260,000	2,260,090
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	450,000	433,308

		2,693,398

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044	200,000	203,714
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	382,000	385,588
Mylan NV Company Guar. Notes 5.25% due 06/15/2046	525,000	539,049
Perrigo Co. PLC Senior Notes 2.30% due 11/08/2018	65,000	65,302
Perrigo Finance Unlimited Co. Company Guar. Notes 3.50% due 03/15/2021	200,000	204,994

		1,398,647

Oil Companies-Integrated — 0.3%
Cenovus Energy, Inc. Senior Notes 5.25% due 06/15/2037*	1,500,000	1,464,666
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027*	274,000	296,605
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	2,032,000	1,973,647
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	52,000	53,589

		3,788,507

Pipelines — 0.0%
Enbridge, Inc. Senior Notes 5.50% due 12/01/2046	588,000	646,018

Real Estate Operations & Development — 0.0%
Brookfield Asset Management, Inc. Senior Notes 4.00% due 01/15/2025	125,000	126,176

Telephone-Integrated — 0.2%
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	2,000,000	2,078,014

Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	200,000	251,197

		2,329,211

Transport-Equipment & Leasing — 0.1%
SMBC Aviation Capital Finance DAC Company Guar. Notes 2.65% due 07/15/2021*	750,000	735,377

Total Foreign Corporate Bonds & Notes (cost $27,942,259)		28,168,309

FOREIGN CONVERTIBLE BONDS & NOTES — 0.9%
E-Commerce/Services — 0.2%
Ctrip.com International, Ltd. Senior Notes 1.25% due 09/15/2022*	2,490,000	2,602,050

Medical Products — 0.1%
Wright Medical Group NV Senior Notes 2.25% due 11/15/2021*	845,000	1,296,547

Medical-Drugs — 0.3%
Jazz Investments I, Ltd. Company Guar. Notes 1.88% due 08/15/2021	3,172,000	3,512,990

Oil & Gas Drilling — 0.1%
Ensco Jersey Finance, Ltd. Company Guar. Notes 3.00% due 01/31/2024*	1,592,000	1,473,595

Oil-Field Services — 0.2%
Weatherford International, Ltd. Company Guar. Notes 5.88% due 07/01/2021	2,607,000	3,099,071

Total Foreign Convertible Bonds & Notes (cost $11,131,381)		11,984,253

U.S. GOVERNMENT TREASURIES — 11.5%
United States Treasury Bonds — 0.9%
2.88% due 11/15/2046	7,742,300	7,609,837
4.50% due 02/15/2036	3,650,000	4,681,552

		12,291,389

United States Treasury Notes — 10.6%
0.63% due 04/30/2018	850,000	845,617
1.25% due 01/31/2019	600,000	600,070
1.25% due 03/31/2019	50,855,000	50,843,100
1.50% due 04/15/2020	14,635,000	14,656,148
1.88% due 03/31/2022	49,250,900	49,375,948
2.13% due 03/31/2024	17,785,600	17,821,723
2.25% due 02/15/2027	7,371,300	7,349,702

		141,492,308

Total U.S. Government Treasuries (cost $153,204,148)		153,783,697

Total Long-Term Investment Securities (cost $1,112,001,022)		1,232,037,910

SHORT-TERM INVESTMENT SECURITIES — 6.4%
U.S. Corporate Notes — 0.0%
Kraft Heinz Foods Co. Company Guar. Notes 1.60% due 06/30/2017	306,000	306,052

Time Deposits — 6.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 05/01/2017	85,661,000	85,661,000

Total Short-Term Investment Securities (cost $85,966,984)		85,967,052

TOTAL INVESTMENTS (cost $1,197,968,006)(2)	98.6%	1,318,004,962
Other assets less liabilities	1.4	18,638,696

NET ASSETS	100.0%	$1,336,643,658

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2017, the aggregate value of these securities was $73,133,444 representing 5.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Perpetual maturity — maturity date reflects the next call date.
(2)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at April 30, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of New York	AUD	3,296,986	USD	2,462,849	05/26/2017	$—	$(4,858)
	CAD	7,583,811	USD	5,572,235	05/26/2017	14,619	—
	CHF	3,657,048	USD	3,688,399	05/26/2017	7,907	—
	EUR	7,668,720	USD	8,374,242	05/26/2017	11,503	—
	GBP	8,534,492	USD	10,972,796	05/26/2017	—	(87,963)

						34,029	(92,821)

State Street Bank and Trust Company	AUD	3,307,466	USD	2,469,867	05/26/2017	—	(5,683)
	CAD	7,600,356	USD	5,582,689	05/26/2017	12,948	—
	CHF	3,686,459	USD	3,716,919	05/26/2017	6,827	—
	EUR	7,670,422	USD	8,375,257	05/26/2017	10,661	—
	GBP	8,542,770	USD	10,985,191	05/26/2017	—	(86,297)

						30,436	(91,980)

Net Unrealized Appreciation/(Depreciation)						$64,465	$(184,801)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro Currency

GBP — Pound Sterling

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$858,125,133	$—	$—	$858,125,133
Convertible Preferred Securities	2,395,480	—	—	2,395,480
Preferred Securities	32,520	—	—	32,520
Preferred Securities/Capital Securities	—	203,682	—	203,682
Convertible Bonds & Notes	—	73,525,269	—	73,525,269
U.S. Corporate Bonds & Notes	—	103,819,567	—	103,819,567
Foreign Corporate Bonds & Notes	—	28,168,309	—	28,168,309
Foreign Convertible Bonds & Notes	—	11,984,253	—	11,984,253
U.S. Government Treasuries	—	153,783,697	—	153,783,697
Short-Term Investment Securities	—	85,967,052	—	85,967,052

Total Investments at Value	$860,553,133	$457,451,829	$—	$1,318,004,962

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$64,465	$—	$64,465

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$184,801	$—	$184,801

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Portfolio’s policy is to recongnize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 85.0%
Cable/Satellite TV — 4.2%
Charter Communications, Inc., Class A†	1,932	$666,849
Comcast Corp., Class A	22,234	871,351
NOS SGPS SA	52,495	300,667

		1,838,867

Cellular Telecom — 1.9%
Advanced Info Service PCL	55,200	279,271
Millicom International Cellular SA SDR	241	13,224
Mobile TeleSystems PJSC ADR	30,798	317,835
Vodafone Group PLC	93,806	241,841

		852,171

Electric-Distribution — 4.5%
Infraestructura Energetica Nova SAB de CV	42,010	195,866
PPL Corp.	46,429	1,769,409

		1,965,275

Electric-Generation — 4.3%
EDP Renovaveis SA	219,570	1,673,047
Engie Brasil Energia SA	18,800	201,383

		1,874,430

Electric-Integrated — 30.9%
AES Corp.	57,785	653,548
Alupar Investimento SA	9,400	55,825
Ameren Corp.	7,080	387,205
American Electric Power Co., Inc.	15,117	1,025,386
Avangrid, Inc.	9,085	395,198
Cia Paranaense de Energia, Class B (preference shares)	10,900	100,173
CLP Holdings, Ltd.	2,000	21,097
CMS Energy Corp.	520	23,608
DTE Energy Co.	4,820	504,124
Duke Energy Corp.	4,807	396,578
Edison International	6,773	541,637
EDP - Energias de Portugal SA	273,193	901,695
Emera, Inc.	3,135	108,515
Enel SpA	272,236	1,294,129
Exelon Corp.	51,048	1,767,792
Great Plains Energy, Inc.	7,755	229,470
Iberdrola SA	87,098	626,370
NextEra Energy, Inc.	14,854	1,983,900
PG&E Corp.	19,389	1,300,033
Public Service Enterprise Group, Inc.	9,159	403,454
RWE AG†	14,894	246,686
SSE PLC	30,411	547,891
Transmissora Alianca de Energia Eletrica SA	13,300	96,417

		13,610,731

Energy-Alternate Sources — 1.1%
China Longyuan Power Group Corp., Ltd.	327,000	251,818
Innogy SE*	6,804	250,142

		501,960

Gas-Distribution — 6.5%
China Resources Gas Group, Ltd.	126,000	425,219
Sempra Energy	21,709	2,453,551

		2,878,770

Independent Power Producers — 5.9%
Calpine Corp.†	83,057	847,182
Dynegy, Inc.†	58,760	377,239
NRG Energy, Inc.	43,720	738,868
NRG Yield, Inc., Class A	18,789	325,801
NRG Yield, Inc., Class C	17,252	305,360

		2,594,450

Internet Connectivity Services — 2.3%
Com Hem Holding AB	80,387	1,001,060

Non-Hazardous Waste Disposal — 0.6%
Covanta Holding Corp.	16,918	246,157

Pipelines — 12.3%
Cheniere Energy, Inc.†	20,396	924,959
Enbridge, Inc.	30,471	1,262,993
Kinder Morgan, Inc.	20,057	413,776
ONEOK, Inc.	400	21,044
Plains GP Holdings LP, Class A	14,824	441,310
SemGroup Corp., Class A	4,907	163,403
Tallgrass Energy GP LP	10,149	273,516
Targa Resources Corp.	1,743	96,092
TransCanada Corp.	28,510	1,323,734
Williams Cos., Inc.	16,321	499,912

		5,420,739

Real Estate Investment Trusts — 2.9%
American Tower Corp.	8,614	1,084,847
SBA Communications Corp.†	1,631	206,305

		1,291,152

Satellite Telecom — 0.9%
Cellnex Telecom SA*	21,402	378,257

Telecom Services — 0.5%
XL Axiata Tbk PT†	888,250	213,916

Telephone-Integrated — 5.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	140,105	235,778
BT Group PLC	49,672	196,061
Hellenic Telecommunications Organization SA	33,580	326,648
KDDI Corp.	12,700	336,711
Koninklijke KPN NV	138,820	401,480
Orange SA	23,103	357,358
TDC A/S	54,924	294,799
Telefonica Brasil SA ADR	6,387	94,464

		2,243,299

Water — 1.1%
Cia de Saneamento Basico do Estado de Sao Paulo	17,500	161,379
Suez	19,855	326,259

		487,638

Total Common Stocks
(cost $35,025,569)		37,398,872

CONVERTIBLE PREFERRED SECURITIES — 12.0%
Electric-Integrated — 6.3%
Dominion Resources, Inc. Series A 6.75%	9,067	458,971
Exelon Corp. 6.50%	22,589	1,115,671

Great Plains Energy, Inc. 7.00%	8,986	486,142
NextEra Energy, Inc. 6.37%	3,657	224,686
NextEra Energy, Inc. 6.12%	9,074	475,478

		2,760,948

Independent Power Producers — 0.5%
Dynegy, Inc. Series A 5.8%	6,005	138,836
Dynegy, Inc. 7.00%	1,932	98,416

		237,252

Oil Companies-Exploration & Production — 3.0%
Anadarko Petroleum Corp. 7.50%	29,024	1,332,492

Real Estate Investment Trusts — 1.7%
American Tower Corp. 5.25%	4,129	485,323
American Tower Corp. 5.50%	2,243	259,627

		744,950

Telephone-Integrated — 0.5%
Frontier Communications Corp. 11.13%	4,719	209,240

Total Convertible Preferred Securities (cost $5,614,607)		5,284,882

Total Long-Term Investment Securities (cost $40,640,176)		42,683,754

SHORT-TERM INVESTMENT SECURITIES — 3.0%
Time Deposits — 0.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 05/01/2017	$223,000	223,000

U.S. Government Agencies — 2.5%
Federal Home Loan Bank Disc. Notes 0.69% due 05/01/2017	1,083,000	1,083,000

Total Short-Term Investment Securities (cost $1,306,000)		1,306,000

TOTAL INVESTMENTS (cost $41,946,176)(1)	100.0%	43,989,754
Other assets less liabilities	0.0	4,785

NET ASSETS	100.0%	$43,994,539

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2017, the aggregate value of these securities was $628,399 representing 1.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

SDR — Swedish Depository Receipt

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	CAD	58,000	USD	42,518	06/09/2017	$6	$—
	EUR	26,445	USD	28,808	06/09/2017	—	(50)
	GBP	544,884	USD	666,669	06/09/2017	—	(39,780)
	USD	48,421	CAD	65,000	06/09/2017	—	(777)

						6	(40,607)

BNP Paribas SA	CAD	57,255	USD	42,736	06/09/2017	770	—
	EUR	149,693	USD	159,146	06/09/2017	—	(4,208)
	USD	280,540	EUR	258,445	06/09/2017	1,491	—
	USD	21,127	GBP	16,448	06/09/2017	199	—

						2,460	(4,208)

Citibank, N.A.	CAD	2,165,610	USD	1,616,229	06/09/2017	28,891	—
	EUR	41,589	USD	44,206	06/09/2017	—	(1,178)

						28,891	(1,178)

Deutsche Bank AG	GBP	2,067	USD	2,584	06/09/2017	—	(96)

HSBC Bank USA, N.A.	EUR	136,839	USD	145,458	06/09/2017	—	(3,869)

JPMorgan Chase Bank, N.A.	EUR	2,678,032	USD	2,844,391	06/09/2017	—	(78,040)
	USD	31,804	EUR	29,839	06/09/2017	759	—

						759	(78,040)

Merrill Lynch International	USD	17,744	EUR	16,587	06/09/2017	356	—

Morgan Stanley and Co., Inc.	EUR	939,828	USD	999,366	05/19/2017	—	(25,175)
	EUR	268,336	USD	286,450	06/09/2017	—	(6,375)
	USD	27,635	EUR	25,752	06/09/2017	468	—

						468	(31,550)

Net Unrealized Appreciation/(Depreciation)						$32,940	$(159,548)

CAD — Canadian Dollar

EUR — Euro Currency

GBP — British Pound Sterling

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$37,398,872	$—	$—	$37,398,872
Convertible Preferred Securities	5,284,882	—	—	5,284,882
Short-Term Investment Securities	—	1,306,000	—	1,306,000

Total Investments at Value	$42,683,754	$1,306,000	$—	$43,989,754

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$32,940	$—	$32,940

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$159,548	$—	$159,548

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $677,037 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Large Cap Index Portfolio#

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 96.5%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	31,619	$745,260
Omnicom Group, Inc.	18,884	1,550,754

		2,296,014

Aerospace/Defense — 1.7%
Arconic, Inc.	35,472	969,450
Boeing Co.	45,864	8,477,043
General Dynamics Corp.	22,914	4,440,504
Lockheed Martin Corp.	20,103	5,416,753
Northrop Grumman Corp.	14,059	3,457,952
Raytheon Co.	23,583	3,660,317
Rockwell Collins, Inc.	10,534	1,096,484
TransDigm Group, Inc.	4,000	986,920

		28,505,423

Aerospace/Defense-Equipment — 0.6%
Harris Corp.	10,022	1,121,362
L3 Technologies, Inc.	6,264	1,075,967
United Technologies Corp.	60,346	7,180,570

		9,377,899

Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	18,770	501,910
Monsanto Co.	35,307	4,117,149
Mosaic Co.	28,198	759,372

		5,378,431

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	45,983	2,103,722

Airlines — 0.6%
Alaska Air Group, Inc.	9,942	845,965
American Airlines Group, Inc.	40,594	1,730,116
Delta Air Lines, Inc.	58,841	2,673,735
Southwest Airlines Co.	49,540	2,785,139
United Continental Holdings, Inc.†	23,053	1,618,551

		9,653,506

Apparel Manufacturers — 0.2%
Hanesbrands, Inc.	30,494	665,074
Michael Kors Holdings, Ltd.†	13,080	488,276
Ralph Lauren Corp.	4,536	366,146
Under Armour, Inc., Class A†	14,795	317,944
Under Armour, Inc., Class C†	14,843	288,103
VF Corp.	26,674	1,457,201

		3,582,744

Appliances — 0.1%
Whirlpool Corp.	5,998	1,113,709

Applications Software — 3.0%
Citrix Systems, Inc.†	12,589	1,018,954
Intuit, Inc.	19,566	2,449,859
Microsoft Corp.	622,217	42,596,976
Red Hat, Inc.†	14,356	1,264,476
salesforce.com, Inc.†	52,732	4,541,280

		51,871,545

Athletic Footwear — 0.3%
NIKE, Inc., Class B	106,707	5,912,635

Auto-Cars/Light Trucks — 0.4%
Ford Motor Co.	314,304	3,605,067
General Motors Co.	109,760	3,802,086

		7,407,153

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	28,254	1,885,389

Auto/Truck Parts & Equipment-Original — 0.1%
BorgWarner, Inc.	16,098	680,623
Delphi Automotive PLC	21,705	1,745,082

		2,425,705

Banks-Commercial — 0.4%
BB&T Corp.	65,092	2,810,673
M&T Bank Corp.	12,414	1,929,260
Regions Financial Corp.	97,047	1,334,396
Zions Bancorporation	16,299	652,449

		6,726,778

Banks-Fiduciary — 0.6%
Bank of New York Mellon Corp.	83,535	3,931,157
Citizens Financial Group, Inc.	40,993	1,504,853
Northern Trust Corp.	17,317	1,558,530
State Street Corp.	28,908	2,425,381

		9,419,921

Banks-Super Regional — 2.4%
Capital One Financial Corp.	38,701	3,110,786
Comerica, Inc.	14,160	1,001,112
Fifth Third Bancorp	60,428	1,476,256
Huntington Bancshares, Inc.	87,435	1,124,414
KeyCorp	86,352	1,575,061
PNC Financial Services Group, Inc.	39,145	4,687,614
SunTrust Banks, Inc.	39,568	2,247,858
US Bancorp	128,221	6,575,173
Wells Fargo & Co.	362,582	19,521,415

		41,319,689

Beverages-Non-alcoholic — 1.7%
Coca-Cola Co.	311,137	13,425,562
Dr Pepper Snapple Group, Inc.	14,743	1,351,196
Monster Beverage Corp.†	32,393	1,469,994
PepsiCo, Inc.	114,919	13,018,024

		29,264,776

Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	14,243	673,979
Constellation Brands, Inc., Class A	13,906	2,399,341

		3,073,320

Brewery — 0.1%
Molson Coors Brewing Co., Class B	14,846	1,423,583

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	12,290	353,706
Discovery Communications, Inc., Class C†	17,371	486,041
Scripps Networks Interactive, Inc., Class A	7,692	574,746

		1,414,493

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	12,326	785,659

Building Products-Air & Heating — 0.2%
Johnson Controls International PLC	75,585	3,142,068

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	5,078	1,118,125
Vulcan Materials Co.	10,657	1,288,218

		2,406,343

Building Products-Wood — 0.1%
Masco Corp.	25,792	954,820

Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	27,361	899,903
Lennar Corp., Class A	16,361	826,231
PulteGroup, Inc.	23,033	522,158

		2,248,292

Cable/Satellite TV — 1.3%
Charter Communications, Inc., Class A†	17,321	5,978,516
Comcast Corp., Class A	381,076	14,934,369
DISH Network Corp., Class A†	18,271	1,177,383

		22,090,268

Casino Hotels — 0.0%
Wynn Resorts, Ltd.	6,401	787,387

Chemicals-Diversified — 1.0%
Dow Chemical Co.	89,880	5,644,464
E.I. du Pont de Nemours & Co.	69,615	5,551,796
Eastman Chemical Co.	11,795	940,651
FMC Corp.	10,765	788,321
LyondellBasell Industries NV, Class A	26,578	2,252,752
PPG Industries, Inc.	20,701	2,273,798

		17,451,782

Chemicals-Specialty — 0.1%
Albemarle Corp.	9,064	987,160
International Flavors & Fragrances, Inc.	6,364	881,987

		1,869,147

Coatings/Paint — 0.1%
Sherwin-Williams Co.	6,536	2,187,468

Commercial Services — 0.3%
Cintas Corp.	6,935	849,329
Ecolab, Inc.	21,140	2,728,963
Nielsen Holdings PLC	27,062	1,113,060
Quanta Services, Inc.†	12,177	431,553

		5,122,905

Commercial Services-Finance — 1.0%
Automatic Data Processing, Inc.	36,145	3,776,791
Equifax, Inc.	9,654	1,306,283
Global Payments, Inc.	12,260	1,002,378
H&R Block, Inc.	16,677	413,423
Moody’s Corp.	13,366	1,581,465
PayPal Holdings, Inc.†	90,428	4,315,224
S&P Global, Inc.	20,806	2,791,957
Total System Services, Inc.	13,287	761,478
Western Union Co.	38,722	769,019

		16,718,018

Computer Aided Design — 0.1%
Autodesk, Inc.†	15,770	1,420,404
Synopsys, Inc.†	12,118	893,097

		2,313,501

Computer Services — 1.4%
Accenture PLC, Class A	50,134	6,081,254
Cognizant Technology Solutions Corp., Class A†	49,007	2,951,692
CSRA, Inc.	11,689	339,916
DXC Technology Co.†	11,515	867,540
Hewlett Packard Enterprise Co.	134,050	2,497,352
International Business Machines Corp.	69,112	11,077,962
Teradata Corp.†	10,539	307,528

		24,123,244

Computer Software — 0.1%
Akamai Technologies, Inc.†	13,945	849,808

Computers — 3.7%
Apple, Inc.	422,449	60,684,799
HP, Inc.	136,350	2,566,107

		63,250,906

Computers-Memory Devices — 0.2%
NetApp, Inc.	21,817	869,407
Seagate Technology PLC	23,768	1,001,346
Western Digital Corp.	23,195	2,065,979

		3,936,732

Consulting Services — 0.1%
Verisk Analytics, Inc.†	12,456	1,031,481

Consumer Products-Misc. — 0.3%
Clorox Co.	10,328	1,380,750
Kimberly-Clark Corp.	28,645	3,716,689

		5,097,439

Containers-Metal/Glass — 0.1%
Ball Corp.	14,096	1,083,841

Containers-Paper/Plastic — 0.1%
Sealed Air Corp.	15,579	685,787
WestRock Co.	20,162	1,079,877

		1,765,664

Cosmetics & Toiletries — 1.5%
Colgate-Palmolive Co.	71,087	5,121,108
Coty, Inc., Class A	37,899	676,497
Estee Lauder Cos., Inc., Class A	17,898	1,559,632
Procter & Gamble Co.	205,846	17,976,531

		25,333,768

Cruise Lines — 0.2%
Carnival Corp.	33,653	2,078,746
Royal Caribbean Cruises, Ltd.	13,491	1,438,140

		3,516,886

Data Processing/Management — 0.4%
Dun & Bradstreet Corp.	2,965	324,994
Fidelity National Information Services, Inc.	26,473	2,228,762
Fiserv, Inc.†	17,277	2,058,382
Paychex, Inc.	25,716	1,524,444

		6,136,582

Dental Supplies & Equipment — 0.1%
DENTSPLY SIRONA, Inc.	18,494	1,169,560
Patterson Cos., Inc.	6,622	294,613

		1,464,173

Diagnostic Equipment — 0.9%
Abbott Laboratories	139,138	6,071,982
Danaher Corp.	49,124	4,093,503
Thermo Fisher Scientific, Inc.	31,434	5,196,983

		15,362,468

Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	7,086	1,188,535

Dialysis Centers — 0.1%
DaVita, Inc.†	12,535	865,040

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	5,800	1,783,384

Distribution/Wholesale — 0.2%
Fastenal Co.	23,291	1,040,642
LKQ Corp.†	24,800	774,752
WW Grainger, Inc.	4,359	839,979

		2,655,373

Diversified Banking Institutions — 4.0%
Bank of America Corp.	807,218	18,840,468
Citigroup, Inc.	223,096	13,189,435
Goldman Sachs Group, Inc.	29,832	6,676,402
JPMorgan Chase & Co.	287,613	25,022,331
Morgan Stanley	115,702	5,017,996

		68,746,632

Diversified Manufacturing Operations — 2.5%
3M Co.	48,006	9,401,015
Dover Corp.	12,521	987,657
Eaton Corp. PLC	36,210	2,738,925
General Electric Co.	702,516	20,365,939
Illinois Tool Works, Inc.	25,114	3,467,992
Ingersoll-Rand PLC	20,896	1,854,520
Parker-Hannifin Corp.	10,733	1,725,866
Pentair PLC	13,463	868,498
Textron, Inc.	21,747	1,014,715

		42,425,127

Diversified Operations — 0.0%
Leucadia National Corp.	26,074	662,019

E-Commerce/Products — 1.9%
Amazon.com, Inc.†	31,890	29,497,931
eBay, Inc.†	81,401	2,719,608

		32,217,539

E-Commerce/Services — 0.5%
Expedia, Inc.	9,708	1,298,154
Priceline Group, Inc.†	3,959	7,311,560
TripAdvisor, Inc.†	9,093	409,276

		9,018,990

Electric Products-Misc. — 0.2%
AMETEK, Inc.	18,477	1,056,885
Emerson Electric Co.	51,940	3,130,943

		4,187,828

Electric-Distribution — 0.1%
PPL Corp.	54,732	2,085,837

Electric-Integrated — 2.6%
AES Corp.	53,077	600,301
Alliant Energy Corp.	18,333	720,854
Ameren Corp.	19,537	1,068,479
American Electric Power Co., Inc.	39,592	2,685,525
CMS Energy Corp.	22,538	1,023,225
Consolidated Edison, Inc.	24,563	1,947,355
Dominion Resources, Inc.	50,576	3,916,100
DTE Energy Co.	14,448	1,511,116
Duke Energy Corp.	56,332	4,647,390
Edison International	26,234	2,097,933
Entergy Corp.	14,445	1,101,576
Eversource Energy	25,516	1,515,650
Exelon Corp.	74,609	2,583,710
FirstEnergy Corp.	35,628	1,066,702
NextEra Energy, Inc.	37,649	5,028,400
PG&E Corp.	40,815	2,736,646
Pinnacle West Capital Corp.	8,965	762,832
Public Service Enterprise Group, Inc.	40,760	1,795,478
SCANA Corp.	11,508	763,095
Southern Co.	79,799	3,973,990
WEC Energy Group, Inc.	25,411	1,537,874
Xcel Energy, Inc.	40,841	1,839,887

		44,924,118

Electronic Components-Misc. — 0.2%
Corning, Inc.	74,730	2,155,961
Garmin, Ltd.	9,262	470,880

		2,626,841

Electronic Components-Semiconductors — 2.4%
Advanced Micro Devices, Inc.†	62,115	826,130
Broadcom, Ltd.	32,291	7,130,176
Intel Corp.	380,696	13,762,160
Microchip Technology, Inc.	17,427	1,317,133
Micron Technology, Inc.†	83,466	2,309,504
NVIDIA Corp.	47,426	4,946,532
Qorvo, Inc.†	10,182	692,681
Skyworks Solutions, Inc.	14,890	1,485,129
Texas Instruments, Inc.	80,491	6,373,277
Xilinx, Inc.	20,044	1,264,977

		40,107,699

Electronic Connectors — 0.2%
Amphenol Corp., Class A	24,773	1,791,336
TE Connectivity, Ltd.	28,608	2,213,401

		4,004,737

Electronic Forms — 0.3%
Adobe Systems, Inc.†	39,911	5,337,697

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.	25,932	1,427,556
FLIR Systems, Inc.	10,978	403,222
Fortive Corp.	24,238	1,533,296

		3,364,074

Electronic Security Devices — 0.0%
Allegion PLC	7,687	604,506

Engineering/R&D Services — 0.1%
Fluor Corp.	11,221	575,862
Jacobs Engineering Group, Inc.	9,749	535,415

		1,111,277

Engines-Internal Combustion — 0.1%
Cummins, Inc.	12,457	1,880,260

Enterprise Software/Service — 0.7%
CA, Inc.	25,241	828,662
Oracle Corp.	241,322	10,849,837

		11,678,499

Entertainment Software — 0.3%
Activision Blizzard, Inc.	55,695	2,910,064
Electronic Arts, Inc.†	24,821	2,353,527

		5,263,591

Finance-Consumer Loans — 0.1%
Navient Corp.	23,432	356,166
Synchrony Financial	62,020	1,724,156

		2,080,322

Finance-Credit Card — 1.8%
Alliance Data Systems Corp.	4,503	1,124,084
American Express Co.	60,959	4,831,001
Discover Financial Services	31,043	1,942,981
MasterCard, Inc., Class A	75,862	8,824,268
Visa, Inc., Class A	149,607	13,647,150

		30,369,484

Finance-Investment Banker/Broker — 0.3%
Charles Schwab Corp.	97,817	3,800,191
E*TRADE Financial Corp.†	22,117	764,142
Raymond James Financial, Inc.	10,297	767,332

		5,331,665

Finance-Other Services — 0.4%
CBOE Holdings, Inc.	7,386	608,680
CME Group, Inc.	27,348	3,177,564
Intercontinental Exchange, Inc.	47,964	2,887,433
Nasdaq, Inc.	9,264	638,012

		7,311,689

Food-Confectionery — 0.1%
Hershey Co.	11,245	1,216,709
J.M. Smucker Co.	9,375	1,188,000

		2,404,709

Food-Meat Products — 0.1%
Hormel Foods Corp.	21,715	761,762
Tyson Foods, Inc., Class A	23,105	1,484,728

		2,246,490

Food-Misc./Diversified — 1.0%
Campbell Soup Co.	15,576	896,243
Conagra Brands, Inc.	33,291	1,291,025
General Mills, Inc.	46,702	2,685,832
Kellogg Co.	20,357	1,445,347
Kraft Heinz Co.	48,022	4,340,708
McCormick & Co., Inc.	9,152	914,285
Mondelez International, Inc., Class A	122,922	5,535,178

		17,108,618

Food-Retail — 0.2%
Kroger Co.	74,400	2,205,960
Whole Foods Market, Inc.	25,651	932,927

		3,138,887

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	40,018	2,115,752

Gas-Distribution — 0.2%
CenterPoint Energy, Inc.	34,679	989,392
NiSource, Inc.	26,044	631,567
Sempra Energy	20,174	2,280,065

		3,901,024

Gold Mining — 0.1%
Newmont Mining Corp.	42,796	1,446,933

Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	6,851	584,664

Home Decoration Products — 0.1%
Newell Brands, Inc.	38,843	1,854,365

Home Furnishings — 0.0%
Leggett & Platt, Inc.	10,769	565,803

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	25,325	2,391,187
Wyndham Worldwide Corp.	8,453	805,655

		3,196,842

Human Resources — 0.0%
Robert Half International, Inc.	10,290	473,855

Independent Power Producers — 0.0%
NRG Energy, Inc.	25,442	429,970

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	10,355	1,629,359

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	17,520	2,461,560
Praxair, Inc.	22,954	2,868,791

		5,330,351

Instruments-Controls — 0.5%
Honeywell International, Inc.	61,291	8,037,702
Mettler-Toledo International, Inc.†	2,089	1,072,534

		9,110,236

Instruments-Scientific — 0.1%
PerkinElmer, Inc.	8,840	525,184
Waters Corp.†	6,448	1,095,451

		1,620,635

Insurance Brokers — 0.5%
Aon PLC	21,145	2,534,017
Arthur J. Gallagher & Co.	14,382	802,659
Marsh & McLennan Cos., Inc.	41,468	3,074,023
Willis Towers Watson PLC	10,258	1,360,416

		7,771,115

Insurance-Life/Health — 0.6%
Aflac, Inc.	32,323	2,420,346

Lincoln National Corp.	18,134	1,195,575
Principal Financial Group, Inc.	21,527	1,402,053
Prudential Financial, Inc.	34,623	3,705,700
Torchmark Corp.	8,818	676,429
Unum Group	18,457	855,113

		10,255,216

Insurance-Multi-line — 1.2%
Allstate Corp.	29,400	2,389,926
American International Group, Inc.(1)	74,930	4,563,986
Assurant, Inc.	4,480	431,155
Chubb, Ltd.	37,504	5,147,424
Cincinnati Financial Corp.	12,069	870,054
Hartford Financial Services Group, Inc.	30,106	1,455,926
Loews Corp.	22,226	1,036,176
MetLife, Inc.	87,545	4,535,707

		20,430,354

Insurance-Property/Casualty — 0.3%
Progressive Corp.	46,766	1,857,545
Travelers Cos., Inc.	22,520	2,739,783
XL Group, Ltd.	21,335	892,870

		5,490,198

Insurance-Reinsurance — 1.5%
Berkshire Hathaway, Inc., Class B†	152,930	25,265,565

Internet Content-Entertainment — 2.0%
Facebook, Inc., Class A†	189,637	28,492,959
Netflix, Inc.†	34,657	5,274,796

		33,767,755

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	5,217	673,671

Internet Security — 0.1%
Symantec Corp.	49,828	1,576,060
VeriSign, Inc.†	7,168	637,378

		2,213,438

Investment Management/Advisor Services — 0.6%
Affiliated Managers Group, Inc.	4,566	756,084
Ameriprise Financial, Inc.	12,405	1,585,979
BlackRock, Inc.	9,798	3,768,017
Franklin Resources, Inc.	27,767	1,197,036
Invesco, Ltd.	32,494	1,070,352
T. Rowe Price Group, Inc.	19,600	1,389,444

		9,766,912

Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	3,550	625,155

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	47,224	4,829,126

Machinery-Farming — 0.2%
Deere & Co.	23,598	2,633,773

Machinery-General Industrial — 0.1%
Roper Technologies, Inc.	8,203	1,793,996

Machinery-Pumps — 0.1%
Flowserve Corp.	10,509	534,593
Xylem, Inc.	14,451	742,926

		1,277,519

Medical Information Systems — 0.1%
Cerner Corp.†	23,629	1,529,978

Medical Instruments — 1.0%
Boston Scientific Corp.†	109,788	2,896,207
Edwards Lifesciences Corp.†	17,110	1,876,454
Intuitive Surgical, Inc.†	2,957	2,471,668
Medtronic PLC	110,222	9,158,346

		16,402,675

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	8,237	1,154,416
Quest Diagnostics, Inc.	11,071	1,168,101

		2,322,517

Medical Products — 0.8%
Baxter International, Inc.	39,138	2,179,204
Becton Dickinson and Co.	17,137	3,204,105
Cooper Cos., Inc.	3,940	789,300
Henry Schein, Inc.†	6,377	1,108,323
Stryker Corp.	24,920	3,398,340
Varian Medical Systems, Inc.†	7,526	682,909
Zimmer Biomet Holdings, Inc.	16,193	1,937,493

		13,299,674

Medical-Biomedical/Gene — 2.4%
Alexion Pharmaceuticals, Inc.†	18,086	2,311,029
Amgen, Inc.	59,299	9,684,713
Biogen, Inc.†	17,384	4,714,715
Celgene Corp.†	62,641	7,770,616
Gilead Sciences, Inc.	105,244	7,214,476
Illumina, Inc.†	11,780	2,177,651
Incyte Corp.†	14,183	1,762,663
Regeneron Pharmaceuticals, Inc.†	6,123	2,378,724
Vertex Pharmaceuticals, Inc.†	20,004	2,366,473

		40,381,060

Medical-Drugs — 5.2%
AbbVie, Inc.	128,342	8,462,872
Allergan PLC	26,992	6,582,269
Bristol-Myers Squibb Co.	134,686	7,549,150
Eli Lilly & Co.	78,180	6,415,451
Johnson & Johnson	218,477	26,975,355
Mallinckrodt PLC†	8,437	395,864
Merck & Co., Inc.	221,072	13,779,418
Pfizer, Inc.	479,242	16,255,889
Zoetis, Inc.	39,613	2,222,685

		88,638,953

Medical-Generic Drugs — 0.1%
Mylan NV†	37,081	1,384,975
Perrigo Co. PLC	11,544	853,564

		2,238,539

Medical-HMO — 1.6%
Aetna, Inc.	28,319	3,825,047
Anthem, Inc.	21,288	3,786,922
Centene Corp.†	13,852	1,030,589
Cigna Corp.	20,698	3,236,546
Humana, Inc.	12,024	2,669,088

UnitedHealth Group, Inc.	76,587	13,393,535

		27,941,727

Medical-Hospitals — 0.2%
Envision Healthcare Corp.†	9,458	529,932
HCA Holdings, Inc.†	23,248	1,957,714
Universal Health Services, Inc., Class B	7,192	868,506

		3,356,152

Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	13,296	1,090,937
Cardinal Health, Inc.	25,400	1,843,786
McKesson Corp.	17,074	2,361,163

		5,295,886

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.†	107,071	1,365,155

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	14,199	806,645

Multimedia — 1.4%
Time Warner, Inc.	62,349	6,189,385
Twenty-First Century Fox, Inc., Class A	84,732	2,587,715
Twenty-First Century Fox, Inc., Class B	39,221	1,171,139
Viacom, Inc., Class B	27,978	1,190,744
Walt Disney Co.	117,136	13,540,922

		24,679,905

Networking Products — 0.8%
Cisco Systems, Inc.	403,230	13,738,046

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	18,568	1,169,598
Waste Management, Inc.	32,572	2,370,590

		3,540,188

Office Automation & Equipment — 0.0%
Xerox Corp.	68,758	494,370

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	7,201	599,195

Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	8,741	530,054
Transocean, Ltd.†	31,346	345,747

		875,801

Oil Companies-Exploration & Production — 1.8%
Anadarko Petroleum Corp.	45,009	2,566,413
Apache Corp.	30,572	1,487,022
Cabot Oil & Gas Corp.	38,258	889,116
Chesapeake Energy Corp.†	61,335	322,622
Cimarex Energy Co.	7,659	893,652
Concho Resources, Inc.†	11,930	1,511,054
ConocoPhillips	99,509	4,767,476
Devon Energy Corp.	42,241	1,668,097
EOG Resources, Inc.	46,446	4,296,255
EQT Corp.	13,957	811,460
Hess Corp.	21,663	1,057,804
Marathon Oil Corp.	68,216	1,014,372
Newfield Exploration Co.†	16,014	554,405
Noble Energy, Inc.	35,065	1,133,652
Occidental Petroleum Corp.	61,540	3,787,172
Pioneer Natural Resources Co.	13,672	2,365,119
Range Resources Corp.	15,147	401,244
Southwestern Energy Co.†	40,095	301,113

		29,828,048

Oil Companies-Integrated — 2.6%
Chevron Corp.	152,432	16,264,494
Exxon Mobil Corp.	333,875	27,260,894
Murphy Oil Corp.	13,048	341,597

		43,866,985

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	30,495	1,066,410

Oil Refining & Marketing — 0.5%
Marathon Petroleum Corp.	42,497	2,164,797
Phillips 66	35,521	2,826,051
Tesoro Corp.	9,420	750,868
Valero Energy Corp.	36,318	2,346,506

		8,088,222

Oil-Field Services — 0.9%
Baker Hughes, Inc.	34,247	2,033,244
Halliburton Co.	69,805	3,202,654
Schlumberger, Ltd.	112,254	8,148,518
TechnipFMC PLC†	37,570	1,131,984

		14,516,400

Paper & Related Products — 0.1%
International Paper Co.	33,114	1,787,163

Pharmacy Services — 0.2%
Express Scripts Holding Co.†	48,772	2,991,674

Pipelines — 0.4%
Kinder Morgan, Inc.	154,589	3,189,171
ONEOK, Inc.	16,970	892,792
Williams Cos., Inc.	66,495	2,036,742

		6,118,705

Publishing-Newspapers — 0.0%
News Corp., Class A	30,734	390,936
News Corp., Class B	9,644	125,372

		516,308

Real Estate Investment Trusts — 2.8%
Alexandria Real Estate Equities, Inc.	7,156	805,122
American Tower Corp.	34,398	4,332,084
Apartment Investment & Management Co., Class A	12,643	553,005
AvalonBay Communities, Inc.	11,058	2,099,251
Boston Properties, Inc.	12,387	1,568,194
Crown Castle International Corp.	29,030	2,746,238
Digital Realty Trust, Inc.	12,824	1,472,708
Equinix, Inc.	5,768	2,409,294
Equity Residential	29,559	1,908,920
Essex Property Trust, Inc.	5,278	1,290,313
Extra Space Storage, Inc.	10,138	765,723
Federal Realty Investment Trust	5,806	759,947
GGP, Inc.	47,029	1,016,297
HCP, Inc.	37,698	1,181,832
Host Hotels & Resorts, Inc.	59,524	1,068,456
Iron Mountain, Inc.	19,748	686,440

Kimco Realty Corp.	34,271	695,359
Macerich Co.	9,733	607,631
Mid-America Apartment Communities, Inc.	9,143	907,077
Prologis, Inc.	42,623	2,319,117
Public Storage	12,024	2,517,585
Realty Income Corp.	21,829	1,273,722
Regency Centers Corp.	11,759	742,934
Simon Property Group, Inc.	25,752	4,255,775
SL Green Realty Corp.	8,099	849,828
UDR, Inc.	21,519	803,519
Ventas, Inc.	28,554	1,827,742
Vornado Realty Trust	13,861	1,333,983
Welltower, Inc.	29,193	2,085,548
Weyerhaeuser Co.	60,309	2,042,666

		46,926,310

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	24,210	866,960

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	6,789	744,482

Retail-Apparel/Shoe — 0.3%
Coach, Inc.	22,595	890,017
Foot Locker, Inc.	10,658	824,290
Gap, Inc.	17,665	462,823
L Brands, Inc.	19,341	1,021,398
PVH Corp.	6,382	644,773
Ross Stores, Inc.	31,734	2,062,710

		5,906,011

Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	5,939	844,169
AutoZone, Inc.†	2,293	1,587,192
Genuine Parts Co.	11,947	1,099,363
O’Reilly Automotive, Inc.†	7,379	1,831,099

		5,361,823

Retail-Automobile — 0.1%
AutoNation, Inc.†	5,282	221,844
CarMax, Inc.†	15,066	881,361

		1,103,205

Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.	12,103	468,991

Retail-Building Products — 1.2%
Home Depot, Inc.	98,086	15,311,225
Lowe’s Cos., Inc.	69,730	5,918,682

		21,229,907

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	21,806	1,129,769

Retail-Discount — 1.2%
Costco Wholesale Corp.	35,343	6,274,090
Dollar General Corp.	20,465	1,488,010
Dollar Tree, Inc.†	19,008	1,573,292
Target Corp.	44,781	2,501,019
Wal-Mart Stores, Inc.	121,251	9,115,650

		20,952,061

Retail-Drug Store — 0.7%
CVS Health Corp.	82,589	6,808,637
Walgreens Boots Alliance, Inc.	68,662	5,942,010

		12,750,647

Retail-Gardening Products — 0.0%
Tractor Supply Co.	10,526	651,665

Retail-Jewelry — 0.1%
Signet Jewelers, Ltd.	5,604	368,967
Tiffany & Co.	8,618	789,840

		1,158,807

Retail-Major Department Stores — 0.3%
Nordstrom, Inc.	9,171	442,684
TJX Cos., Inc.	52,491	4,127,892

		4,570,576

Retail-Office Supplies — 0.0%
Staples, Inc.	52,382	511,772

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	4,710	1,325,582

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	14,210	554,616
Macy’s, Inc.	24,486	715,481

		1,270,097

Retail-Restaurants — 1.2%
Chipotle Mexican Grill, Inc.†	2,317	1,099,347
Darden Restaurants, Inc.	9,998	851,730
McDonald’s Corp.	65,945	9,227,684
Starbucks Corp.	117,349	7,047,981
Yum! Brands, Inc.	27,067	1,779,655

		20,006,397

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	20,263	734,128

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	25,518	445,799

Semiconductor Components-Integrated Circuits — 0.5%
Analog Devices, Inc.	29,306	2,233,117
QUALCOMM, Inc.	118,931	6,391,352

		8,624,469

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	86,948	3,530,958
KLA-Tencor Corp.	12,620	1,239,537
Lam Research Corp.	13,112	1,899,273

		6,669,768

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	20,503	1,015,514

Steel-Producers — 0.1%
Nucor Corp.	25,673	1,574,525

Telecom Services — 0.1%
Level 3 Communications, Inc.†	23,524	1,429,318

Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	30,757	924,863

Telephone-Integrated — 2.1%
AT&T, Inc.	494,516	19,597,669
CenturyLink, Inc.	44,010	1,129,737
Verizon Communications, Inc.	328,221	15,068,626

		35,796,032

Television — 0.1%
CBS Corp., Class B	29,948	1,993,339
TEGNA, Inc.	17,289	440,524

		2,433,863

Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	5,077	1,192,029

Tobacco — 1.7%
Altria Group, Inc.	156,161	11,209,237
Philip Morris International, Inc.	124,917	13,845,800
Reynolds American, Inc.	66,593	4,295,248

		29,350,285

Tools-Hand Held — 0.1%
Snap-on, Inc.	4,668	782,030
Stanley Black & Decker, Inc.	12,286	1,672,739

		2,454,769

Toys — 0.1%
Hasbro, Inc.	9,008	892,783
Mattel, Inc.	27,574	618,209

		1,510,992

Transport-Rail — 0.9%
CSX Corp.	74,597	3,792,511
Kansas City Southern	8,587	773,431
Norfolk Southern Corp.	23,395	2,748,679
Union Pacific Corp.	65,526	7,336,291

		14,650,912

Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	11,382	827,471
Expeditors International of Washington, Inc.	14,503	813,473
FedEx Corp.	19,742	3,745,058
Ryder System, Inc.	4,305	292,353
United Parcel Service, Inc., Class B	55,496	5,963,600

		11,641,955

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	6,991	626,813

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	14,770	1,310,394

Water — 0.1%
American Water Works Co., Inc.	14,350	1,144,556

Web Portals/ISP — 2.8%
Alphabet, Inc., Class A†	23,924	22,118,217
Alphabet, Inc., Class C†	23,793	21,555,506
Yahoo!, Inc.†	70,680	3,407,483

		47,081,206

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	13,265	1,140,392

X-Ray Equipment — 0.1%
Hologic, Inc.†	22,489	1,015,378

Total Common Stocks
(cost $1,277,463,866)		1,646,961,537

EXCHANGE-TRADED FUNDS — 1.6%
SPDR S&P 500 ETF Trust, Series 1 (cost $25,758,967)	113,880	27,112,550

Total Long-Term Investment Securities
(cost $1,303,222,833)		1,674,074,087

REPURCHASE AGREEMENTS — 1.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09% dated 04/28/2017, to be repurchased 05/01/2017 in the amount of $28,494,214 and collateralized by $28,485,000 of United States Treasury Bonds, bearing interest at 3.00% due 11/15/2044 and having an approximate value of $29,064,898 (cost $28,494,000)	$28,494,000	28,494,000

TOTAL INVESTMENTS
(cost $1,331,716,833)(2)	99.8%	1,702,568,087
Other assets less liabilities	0.2	3,889,061

NET ASSETS	100.0%	$1,706,457,148

†	Non-income producing security
#	Effective February 6, 2017, the Board approved a change in the name of the Equity Index Portfolio to “SA Large Cap Index Portfolio”.
(1)	Security represents an investment in an affiliated company (see Note 2).
(2)	See Note 3 for cost of investments on a tax basis.

ETF — Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2017	Unrealized Appreciation (Depreciation)
263	Long	S&P 500 E-Mini Index	June 2017	$31,302,052	$31,303,575	$1,523

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,646,961,537	$—	$—	$1,646,961,537
Exchanged -Traded Funds	27,112,550	—	—	27,112,550
Repurchase Agreements	—	28,494,000	—	28,494,000

Total Investments at Value	$1,674,074,087	$28,494,000	$—	$1,702,568,087

Other Financial Instruments:+
Futures Contracts	$1,523	$—	$—	$1,523

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.8%
Aerospace/Defense — 1.5%
General Dynamics Corp.	84,659	$16,406,068

Apparel Manufacturers — 0.6%
VF Corp.	123,089	6,724,352

Applications Software — 2.0%
Microsoft Corp.	330,964	22,657,795

Banks-Commercial — 2.3%
BB&T Corp.	331,393	14,309,550
Cullen/Frost Bankers, Inc.	69,867	6,594,746
M&T Bank Corp.	32,311	5,021,452

		25,925,748

Banks-Fiduciary — 1.0%
Northern Trust Corp.	130,901	11,781,090

Banks-Super Regional — 7.4%
Capital One Financial Corp.	132,901	10,682,582
PNC Financial Services Group, Inc.	228,134	27,319,047
US Bancorp	259,558	13,310,134
Wells Fargo & Co.	593,991	31,980,476

		83,292,239

Beverages-Non-alcoholic — 2.2%
Coca-Cola Co.	135,501	5,846,868
Dr Pepper Snapple Group, Inc.	112,896	10,346,918
PepsiCo, Inc.	73,114	8,282,354

		24,476,140

Brewery — 0.7%
Molson Coors Brewing Co., Class B	77,637	7,444,612

Cable/Satellite TV — 0.8%
Comcast Corp., Class A	237,328	9,300,884

Chemicals-Diversified — 1.8%
E.I. du Pont de Nemours & Co.	110,576	8,818,436
PPG Industries, Inc.	103,852	11,407,104

		20,225,540

Chemicals-Specialty — 0.3%
International Flavors & Fragrances, Inc.	25,249	3,499,259

Coatings/Paint — 0.5%
RPM International, Inc.	111,941	5,883,619

Commercial Services-Finance — 0.9%
Automatic Data Processing, Inc.	62,931	6,575,660
S&P Global, Inc.	23,695	3,179,632

		9,755,292

Computer Services — 0.5%
Accenture PLC, Class A	48,391	5,869,828

Computers — 2.3%
Apple, Inc.	183,029	26,292,116

Consumer Products-Misc. — 0.8%
Kimberly-Clark Corp.	68,390	8,873,603

Containers-Paper/Plastic — 0.2%
WestRock Co.	42,577	2,280,424

Cosmetics & Toiletries — 0.3%
Procter & Gamble Co.	32,757	2,860,669

Data Processing/Management — 1.0%
Fidelity National Information Services, Inc.	127,212	10,709,978

Diagnostic Equipment — 0.8%
Abbott Laboratories	198,594	8,666,642

Diversified Banking Institutions — 2.9%
Bank of America Corp.	1,421,363	33,174,612

Diversified Manufacturing Operations — 3.9%
3M Co.	52,761	10,332,187
Dover Corp.	113,216	8,930,478
General Electric Co.	282,500	8,189,675
Illinois Tool Works, Inc.	121,137	16,727,808

		44,180,148

Electric-Integrated — 3.6%
CMS Energy Corp.	196,910	8,939,714
DTE Energy Co.	17,886	1,870,697
Edison International	129,171	10,329,805
NextEra Energy, Inc.	65,558	8,755,926
Xcel Energy, Inc.	237,732	10,709,827

		40,605,969

Electronic Components-Semiconductors — 1.6%
Texas Instruments, Inc.	223,909	17,729,115

Finance-Credit Card — 0.7%
Discover Financial Services	124,991	7,823,187

Finance-Other Services — 1.9%
CME Group, Inc.	183,003	21,263,119

Food-Misc./Diversified — 1.7%
Kraft Heinz Co.	95,880	8,666,593
Mondelez International, Inc., Class A	231,956	10,444,979

		19,111,572

Gas-Distribution — 0.5%
NiSource, Inc.	249,519	6,050,836

Hotels/Motels — 0.3%
Wyndham Worldwide Corp.	37,746	3,597,571

Industrial Gases — 0.7%
Praxair, Inc.	66,266	8,281,925

Instruments-Controls — 1.5%
Honeywell International, Inc.	128,844	16,896,602

Insurance Brokers — 0.6%
Arthur J. Gallagher & Co.	113,674	6,344,146

Insurance-Life/Health — 1.1%
Prudential Financial, Inc.	114,336	12,237,382

Insurance-Multi-line — 4.6%
Chubb, Ltd.	69,594	9,551,777
Cincinnati Financial Corp.	68,079	4,907,815
Hartford Financial Services Group, Inc.	356,024	17,217,321
MetLife, Inc.	383,935	19,891,672

		51,568,585

Insurance-Property/Casualty — 2.3%
Progressive Corp.	120,114	4,770,928
Travelers Cos., Inc.	174,268	21,201,445

		25,972,373

Insurance-Reinsurance — 0.2%
Validus Holdings, Ltd.	49,775	2,751,562

Investment Management/Advisor Services — 3.3%
Ameriprise Financial, Inc.	38,356	4,903,814
BlackRock, Inc.	58,521	22,505,421

T. Rowe Price Group, Inc.	135,067	9,574,900

		36,984,135

Medical Products — 1.0%
Becton Dickinson and Co.	58,892	11,011,037

Medical-Biomedical/Gene — 0.4%
Gilead Sciences, Inc.	65,584	4,495,783

Medical-Drugs — 8.2%
AbbVie, Inc.	31,060	2,048,096
Bristol-Myers Squibb Co.	183,159	10,266,062
Eli Lilly & Co.	111,210	9,125,893
Johnson & Johnson	229,369	28,320,190
Merck & Co., Inc.	344,415	21,467,387
Pfizer, Inc.	617,099	20,931,998

		92,159,626

Multimedia — 0.7%
Time Warner, Inc.	76,505	7,594,651

Non-Hazardous Waste Disposal — 1.4%
Republic Services, Inc.	250,441	15,775,279

Oil Companies-Exploration & Production — 3.9%
ConocoPhillips	474,271	22,722,324
Occidental Petroleum Corp.	334,526	20,586,730

		43,309,054

Oil Companies-Integrated — 4.6%
Chevron Corp.	277,663	29,626,642
Exxon Mobil Corp.	275,331	22,480,776

		52,107,418

Oil Refining & Marketing — 0.8%
Valero Energy Corp.	136,621	8,827,083

Oil-Field Services — 1.0%
Schlumberger, Ltd.	152,142	11,043,988

Real Estate Investment Trusts — 2.8%
Alexandria Real Estate Equities, Inc.	28,769	3,236,800
AvalonBay Communities, Inc.	50,608	9,607,423
Boston Properties, Inc.	34,658	4,387,703
HCP, Inc.	129,211	4,050,765
Simon Property Group, Inc.	62,356	10,304,952

		31,587,643

Retail-Apparel/Shoe — 0.6%
L Brands, Inc.	123,387	6,516,067

Retail-Auto Parts — 1.1%
Genuine Parts Co.	130,288	11,989,102

Retail-Building Products — 1.9%
Home Depot, Inc.	135,069	21,084,271

Retail-Consumer Electronics — 0.5%
Best Buy Co., Inc.	116,348	6,027,990

Retail-Jewelry — 0.4%
Tiffany & Co.	52,503	4,811,900

Retail-Restaurants — 0.3%
McDonald’s Corp.	23,980	3,355,521

Semiconductor Components-Integrated Circuits — 1.8%
Analog Devices, Inc.	173,617	13,229,615
QUALCOMM, Inc.	137,194	7,372,806

		20,602,421

Semiconductor Equipment — 1.0%
KLA-Tencor Corp.	111,811	10,982,076

Telephone-Integrated — 1.4%
Verizon Communications, Inc.	342,674	15,732,163

Theaters — 0.4%
Cinemark Holdings, Inc.	101,015	4,363,848

Tobacco — 2.4%
Altria Group, Inc.	210,658	15,121,031
Philip Morris International, Inc.	61,200	6,783,408
Reynolds American, Inc.	71,605	4,618,523

		26,522,962

Tools-Hand Held — 0.9%
Snap-on, Inc.	14,953	2,505,076
Stanley Black & Decker, Inc.	59,638	8,119,714

		10,624,790

Transport-Rail — 2.0%
Norfolk Southern Corp.	72,421	8,508,743
Union Pacific Corp.	120,365	13,476,066

		21,984,809

Total Long-Term Investment Securities (cost $919,551,660)		1,110,008,219

SHORT-TERM INVESTMENT SECURITIES — 0.9%
Time Deposits — 0.9%
Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 05/01/2017 (cost $10,005,000)	$10,005,000	10,005,000

TOTAL INVESTMENTS (cost $929,556,660)(1)	99.7%	1,120,013,219
Other assets less liabilities	0.3	3,277,413

NET ASSETS	100.0%	$1,123,290,632

(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,110,008,219	$—	$—	$1,110,008,219
Short-Term Investment Securities	—	10,005,000	—	10,005,000

Total Investments at Value	$1,110,008,219	$10,005,000	$—	$1,120,013,219

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Equity Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.8%
Aerospace/Defense — 1.9%
Arconic, Inc.	10,360	$283,139
Lockheed Martin Corp.	28,658	7,721,898

		8,005,037

Appliances — 1.2%
Whirlpool Corp.	26,440	4,909,379

Auto/Truck Parts & Equipment-Original — 1.2%
Adient PLC	8,207	603,707
Delphi Automotive PLC	56,270	4,524,108

		5,127,815

Banks-Fiduciary — 1.4%
Bank of New York Mellon Corp.	125,578	5,909,701

Banks-Super Regional — 2.4%
SunTrust Banks, Inc.	74,000	4,203,940
US Bancorp	108,490	5,563,367

		9,767,307

Beverages-Non-alcoholic — 2.8%
PepsiCo, Inc.	103,559	11,731,164

Building Products-Air & Heating — 1.0%
Johnson Controls International PLC	97,867	4,068,331

Building Products-Cement — 0.7%
Vulcan Materials Co.	24,085	2,911,395

Cable/Satellite TV — 3.1%
Comcast Corp., Class A	328,972	12,892,413

Chemicals-Diversified — 2.6%
E.I. du Pont de Nemours & Co.	48,200	3,843,950
PPG Industries, Inc.	60,905	6,689,805

		10,533,755

Commercial Services — 1.1%
Nielsen Holdings PLC	113,851	4,682,692

Commercial Services-Finance — 2.4%
PayPal Holdings, Inc.†	105,949	5,055,886
S&P Global, Inc.	37,030	4,969,056

		10,024,942

Computer Services — 1.6%
Amdocs, Ltd.	107,375	6,575,645

Computers — 5.7%
Apple, Inc.	163,386	23,470,399

Computers-Memory Devices — 0.9%
Western Digital Corp.	43,718	3,893,962

Diversified Banking Institutions — 3.0%
Citigroup, Inc.	208,940	12,352,533

Diversified Manufacturing Operations — 2.6%
General Electric Co.	368,161	10,672,987

Electric-Integrated — 2.2%
PG&E Corp.	134,595	9,024,595

Electronic Measurement Instruments — 0.7%
Agilent Technologies, Inc.	48,710	2,681,486

Finance-Credit Card — 3.0%
American Express Co.	99,220	7,863,185
Discover Financial Services	72,309	4,525,820

		12,389,005

Finance-Other Services — 2.5%
CME Group, Inc.	47,629	5,534,014
Intercontinental Exchange, Inc.	79,740	4,800,348

		10,334,362

Food-Misc./Diversified — 3.5%
Kraft Heinz Co.	81,422	7,359,735
Mondelez International, Inc., Class A	161,343	7,265,275

		14,625,010

Gas-Distribution — 1.2%
National Grid PLC	389,210	5,041,045

Insurance Brokers — 1.0%
Marsh & McLennan Cos., Inc.	57,524	4,264,254

Insurance-Multi-line — 1.3%
MetLife, Inc.	104,290	5,403,265

Insurance-Property/Casualty — 1.1%
Progressive Corp.	114,260	4,538,407

Insurance-Reinsurance — 2.2%
Berkshire Hathaway, Inc., Class B†	56,035	9,257,542

Internet Content-Entertainment — 2.4%
Facebook, Inc., Class A†	65,278	9,808,020

Machinery-Farming — 0.3%
Deere & Co.	11,140	1,243,335

Medical Information Systems — 1.0%
Cerner Corp.†	64,500	4,176,375

Medical Instruments — 1.0%
Boston Scientific Corp.†	161,356	4,256,571

Medical Products — 1.1%
Stryker Corp.	34,090	4,648,853

Medical-Biomedical/Gene — 2.0%
Celgene Corp.†	67,020	8,313,831

Medical-Drugs — 2.8%
Merck & Co., Inc.	172,525	10,753,483
Valeant Pharmaceuticals International, Inc.†	82,760	765,530

		11,519,013

Medical-Generic Drugs — 0.8%
Mylan NV†	87,863	3,281,683

Medical-HMO — 2.4%
UnitedHealth Group, Inc.	56,001	9,793,455

Networking Products — 1.8%
Cisco Systems, Inc.	223,040	7,598,973

Non-Hazardous Waste Disposal — 0.9%
Republic Services, Inc.	17,610	1,109,254
Waste Connections, Inc.	28,424	2,615,576

		3,724,830

Oil Companies-Integrated — 2.0%
Suncor Energy, Inc.	268,732	8,427,436

Oil Refining & Marketing — 2.2%
Phillips 66	115,277	9,171,438

Pharmacy Services — 1.2%
Express Scripts Holding Co.†	83,904	5,146,671

Pipelines — 1.9%
Magellan Midstream Partners LP	106,871	7,940,515

Real Estate Investment Trusts — 1.1%
Mid-America Apartment Communities, Inc.	30,310	3,007,055
Ventas, Inc.	22,280	1,426,143

		4,433,198

Retail-Auto Parts — 2.0%
AutoZone, Inc.†	12,205	8,448,179

Retail-Building Products — 2.4%
Lowe’s Cos., Inc.	117,230	9,950,482

Retail-Restaurants — 1.7%
McDonald’s Corp.	51,380	7,189,603

Semiconductor Components-Integrated Circuits — 0.5%
Maxim Integrated Products, Inc.	45,470	2,007,501

Semiconductor Equipment — 1.2%
Applied Materials, Inc.	117,246	4,761,360

Telephone-Integrated — 1.7%
Verizon Communications, Inc.	148,215	6,804,551

Tobacco — 2.0%
Philip Morris International, Inc.	73,070	8,099,079

Transport-Rail — 2.6%
Canadian National Railway Co.	57,500	4,156,675
Canadian Pacific Railway, Ltd.	42,280	6,479,410

		10,636,085

Web Portals/ISP — 4.5%
Alphabet, Inc., Class C†	20,417	18,496,985

Total Long-Term Investment Securities (cost $346,054,675)		404,966,450

REPURCHASE AGREEMENTS — 1.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09%, dated 04/28/2017, to be repurchased 05/01/2017 in the amount of $6,808,051 and collateralized by $6,695,000 of United States Treasury Bonds, bearing interest at 3.13%, due 08/15/2044 and having an approximate value of $6,945,728 (cost $6,808,000)	$6,808,000	6,808,000

TOTAL INVESTMENTS (cost $352,862,675)(1)	99.5%	411,774,450
Other assets less liabilities	0.5	2,229,607

NET ASSETS	100.0%	$414,004,057

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$404,966,450	$—	$—	404,966,450
Repurchase Agreements	—	6,808,000	—	6,808,000

Total Investments at Value	$404,966,450	$6,808,000	$—	$411,774,450

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 97.6%
Advanced Materials — 0.1%
Hexcel Corp.	14,900	$771,075

Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.	70,800	1,668,756
Omnicom Group, Inc.	41,600	3,416,192

		5,084,948

Aerospace/Defense — 2.3%
Boeing Co.	108,100	19,980,123
General Dynamics Corp.	61,900	11,995,601
Spirit AeroSystems Holdings, Inc., Class A	22,000	1,257,520

		33,233,244

Aerospace/Defense-Equipment — 1.5%
Harris Corp.	21,700	2,428,013
L3 Technologies, Inc.	15,200	2,610,904
United Technologies Corp.	143,500	17,075,065

		22,113,982

Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	41,700	1,115,058
Mosaic Co.	61,100	1,645,423

		2,760,481

Agricultural Operations — 0.5%
Archer-Daniels-Midland Co.	110,400	5,050,800
Bunge, Ltd.	24,300	1,920,429

		6,971,229

Airlines — 1.5%
Alaska Air Group, Inc.	22,100	1,880,489
American Airlines Group, Inc.	88,200	3,759,084
Delta Air Lines, Inc.	131,700	5,984,448
Southwest Airlines Co.	108,200	6,083,004
United Continental Holdings, Inc.†	51,400	3,608,794

		21,315,819

Appliances — 0.1%
Whirlpool Corp.	12,200	2,265,296

Auto-Cars/Light Trucks — 0.6%
General Motors Co.	270,100	9,356,264

Auto-Heavy Duty Trucks — 0.3%
PACCAR, Inc.	62,900	4,197,317

Auto/Truck Parts & Equipment-Original — 0.6%
BorgWarner, Inc.	38,000	1,606,640
Delphi Automotive PLC	48,200	3,875,280
Lear Corp.	13,800	1,968,708
WABCO Holdings, Inc.†	9,000	1,069,830

		8,520,458

Banks-Commercial — 1.0%
BOK Financial Corp.	11,500	969,335
Commerce Bancshares, Inc.	18,364	1,009,102
Cullen/Frost Bankers, Inc.	9,700	915,583
East West Bancorp, Inc.	25,200	1,367,604
M&T Bank Corp.	27,500	4,273,775
PacWest Bancorp	21,500	1,061,885
Prosperity Bancshares, Inc.	12,400	833,280
Regions Financial Corp.	228,700	3,144,625
Synovus Financial Corp.	21,900	915,420

		14,490,609

Banks-Fiduciary — 1.4%
Bank of New York Mellon Corp.	189,500	8,917,870
Citizens Financial Group, Inc.	83,900	3,079,969
Northern Trust Corp.	36,700	3,303,000
State Street Corp.	66,500	5,579,350

		20,880,189

Banks-Super Regional — 6.3%
Capital One Financial Corp.	86,400	6,944,832
Comerica, Inc.	27,900	1,972,530
Fifth Third Bancorp	139,100	3,398,213
PNC Financial Services Group, Inc.	86,800	10,394,300
SunTrust Banks, Inc.	86,900	4,936,789
US Bancorp	302,900	15,532,712
Wells Fargo & Co.	894,400	48,154,496

		91,333,872

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	27,400	788,572
Scripps Networks Interactive, Inc., Class A	13,900	1,038,608

		1,827,180

Building & Construction Products-Misc. — 0.1%
Owens Corning	20,000	1,217,000
USG Corp.†	25,500	772,650

		1,989,650

Building-Mobile Home/Manufactured Housing — 0.1%
Thor Industries, Inc.	9,400	904,092

Building-Residential/Commercial — 0.3%
NVR, Inc.†	670	1,414,537
PulteGroup, Inc.	56,400	1,278,588
Toll Brothers, Inc.	29,100	1,047,309

		3,740,434

Chemicals-Diversified — 1.0%
Celanese Corp., Series A	25,000	2,176,000
Eastman Chemical Co.	26,100	2,081,475
Huntsman Corp.	41,700	1,032,909
LyondellBasell Industries NV, Class A	92,800	7,865,728
Westlake Chemical Corp.	23,100	1,437,975

		14,594,087

Chemicals-Specialty — 0.1%
Ashland Global Holdings, Inc.	10,200	1,259,700

Coatings/Paint — 0.1%
RPM International, Inc.	21,700	1,140,552

Commercial Services — 0.1%
Quanta Services, Inc.†	27,800	985,232

Commercial Services-Finance — 0.1%
Western Union Co.	83,800	1,664,268

Computer Services — 2.2%
Cognizant Technology Solutions Corp., Class A†	90,600	5,456,838
International Business Machines Corp.	164,400	26,351,676

		31,808,514

Computers — 6.5%
Apple, Inc.	614,300	88,244,195
HP, Inc.	303,100	5,704,342

		93,948,537

Computers-Integrated Systems — 0.1%
NCR Corp.†	21,700	895,125

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	24,700	1,385,423

Containers-Paper/Plastic — 0.2%
Graphic Packaging Holding Co.	51,400	698,012
Packaging Corp. of America	16,400	1,619,992
Sonoco Products Co.	17,800	931,118

		3,249,122

Cruise Lines — 0.8%
Carnival Corp.	96,000	5,929,920
Norwegian Cruise Line Holdings, Ltd.†	40,800	2,200,344
Royal Caribbean Cruises, Ltd.	38,500	4,104,100

		12,234,364

Diversified Banking Institutions — 10.9%
Bank of America Corp.	1,767,300	41,248,782
Citigroup, Inc.	492,800	29,134,336
Goldman Sachs Group, Inc.	74,500	16,673,100
JPMorgan Chase & Co.	674,100	58,646,700
Morgan Stanley	304,300	13,197,491

		158,900,409

Diversified Manufacturing Operations — 1.0%
Carlisle Cos., Inc.	10,600	1,074,734
Eaton Corp. PLC	80,300	6,073,892
Ingersoll-Rand PLC	41,800	3,709,750
Pentair PLC	27,900	1,799,829
Textron, Inc.	47,900	2,235,014

		14,893,219

Diversified Operations — 0.1%
Leucadia National Corp.	64,400	1,635,116

E-Commerce/Products — 0.4%
eBay, Inc.†	189,500	6,331,195

E-Services/Consulting — 0.1%
CDW Corp.	28,500	1,684,065

Electric Products-Misc. — 0.4%
Emerson Electric Co.	105,200	6,341,456

Electric-Integrated — 3.2%
AES Corp.	124,800	1,411,488
Ameren Corp.	43,400	2,373,546
American Electric Power Co., Inc.	79,900	5,419,617
DTE Energy Co.	32,100	3,357,339
Duke Energy Corp.	108,300	8,934,750
Edison International	53,700	4,294,389
Entergy Corp.	29,000	2,211,540
Eversource Energy	56,700	3,367,980
Exelon Corp.	152,500	5,281,075
OGE Energy Corp.	35,800	1,245,124
Pinnacle West Capital Corp.	20,000	1,701,800
Public Service Enterprise Group, Inc.	79,600	3,506,380
Xcel Energy, Inc.	83,600	3,766,180

		46,871,208

Electronic Components-Misc. — 0.7%
Corning, Inc.	235,600	6,797,060
Garmin, Ltd.	34,200	1,738,728
Gentex Corp.	51,400	1,061,410
Jabil Circuit, Inc.	30,100	873,502

		10,470,700

Electronic Components-Semiconductors — 2.4%
Intel Corp.	844,500	30,528,675
Qorvo, Inc.†	22,600	1,537,478
Skyworks Solutions, Inc.	32,200	3,211,628

		35,277,781

Electronic Parts Distribution — 0.2%
Arrow Electronics, Inc.†	16,400	1,156,200
Avnet, Inc.	33,200	1,284,508

		2,440,708

Engineering/R&D Services — 0.2%
Fluor Corp.	24,400	1,252,208
Jacobs Engineering Group, Inc.	21,700	1,191,764

		2,443,972

Engines-Internal Combustion — 0.3%
Cummins, Inc.	30,100	4,543,294

Enterprise Software/Service — 2.4%
CA, Inc.	69,100	2,268,553
Oracle Corp.	736,600	33,117,536

		35,386,089

Finance-Auto Loans — 0.1%
Ally Financial, Inc.	83,100	1,645,380
Credit Acceptance Corp.†	1,200	243,900

		1,889,280

Finance-Consumer Loans — 0.4%
Navient Corp.	51,400	781,280
Santander Consumer USA Holdings, Inc.†	62,500	796,250
Synchrony Financial	145,101	4,033,808

		5,611,338

Finance-Credit Card — 1.3%
American Express Co.	175,900	13,940,075
Discover Financial Services	79,500	4,975,905

		18,915,980

Finance-Investment Banker/Broker — 0.2%
E*TRADE Financial Corp.†	49,200	1,699,860
Raymond James Financial, Inc.	22,900	1,706,508

		3,406,368

Finance-Mortgage Loan/Banker — 0.1%
FNF Group	44,200	1,809,990

Finance-Other Services — 0.1%
Nasdaq, Inc.	25,500	1,756,185

Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	22,200	846,486

Food-Misc./Diversified — 0.1%
Ingredion, Inc.	10,800	1,337,256

Home Furnishings — 0.1%
Leggett & Platt, Inc.	21,700	1,140,118

Hotels/Motels — 0.1%
Hyatt Hotels Corp., Class A†	7,000	388,500
Wyndham Worldwide Corp.	18,300	1,744,173

		2,132,673

Human Resources — 0.2%
ManpowerGroup, Inc.	12,200	1,231,956
Robert Half International, Inc.	22,700	1,045,335

		2,277,291

Instruments-Controls — 1.2%
Honeywell International, Inc.	136,500	17,900,610

Insurance-Life/Health — 1.8%
Aflac, Inc.	71,800	5,376,384
Lincoln National Corp.	37,800	2,492,154
Principal Financial Group, Inc.	51,600	3,360,708
Prudential Financial, Inc.	77,000	8,241,310
Torchmark Corp.	57,800	4,433,838
Unum Group	43,200	2,001,456

		25,905,850

Insurance-Multi-line — 2.1%
Allstate Corp.	76,000	6,178,040
American Financial Group, Inc.	33,500	3,259,885
Assurant, Inc.	12,700	1,222,248
Cincinnati Financial Corp.	25,700	1,852,713
Hartford Financial Services Group, Inc.	66,200	3,201,432
Loews Corp.	60,300	2,811,186
MetLife, Inc.	194,600	10,082,226
Old Republic International Corp.	18,000	372,240
Voya Financial, Inc.	33,000	1,233,540

		30,213,510

Insurance-Property/Casualty — 1.7%
Alleghany Corp.†	3,200	1,954,240
Arch Capital Group, Ltd.†	19,900	1,929,703
Markel Corp.†	2,500	2,424,000
Travelers Cos., Inc.	126,600	15,402,156
WR Berkley Corp.	21,200	1,441,176
XL Group, Ltd.	47,200	1,975,320

		25,126,595

Insurance-Reinsurance — 0.5%
Axis Capital Holdings, Ltd.	15,400	1,014,860
Everest Re Group, Ltd.	9,000	2,265,390
Reinsurance Group of America, Inc.	13,800	1,725,552
RenaissanceRe Holdings, Ltd.	7,300	1,037,841
Validus Holdings, Ltd.	13,000	718,640

		6,762,283

Investment Management/Advisor Services — 1.6%
Ameriprise Financial, Inc.	31,800	4,065,630
BlackRock, Inc.	29,200	11,229,444
Eaton Vance Corp.	18,200	781,326
Franklin Resources, Inc.	101,200	4,362,732
Invesco, Ltd.	73,500	2,421,090

		22,860,222

Machinery-Farming — 0.1%
AGCO Corp.	14,200	908,658

Medical Labs & Testing Services — 0.2%
Quest Diagnostics, Inc.	24,000	2,532,240

Medical-Biomedical/Gene — 2.2%
Amgen, Inc.	128,400	20,970,288
Biogen, Inc.†	37,900	10,278,859
United Therapeutics Corp.†	7,800	980,460

		32,229,607

Medical-Drugs — 9.7%
AbbVie, Inc.	285,300	18,812,682
Johnson & Johnson	472,700	58,364,269
Merck & Co., Inc.	490,800	30,591,564
Pfizer, Inc.	983,700	33,367,104

		141,135,619

Medical-HMO — 1.6%
Aetna, Inc.	59,400	8,023,158
Anthem, Inc.	48,300	8,592,087
Cigna Corp.	46,000	7,193,020

		23,808,265

Medical-Hospitals — 0.4%
HCA Holdings, Inc.†	66,300	5,583,123

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	31,500	1,789,515

Multimedia — 4.3%
Time Warner, Inc.	235,800	23,407,866
Twenty-First Century Fox, Inc., Class A	188,400	5,753,736
Viacom, Inc., Class B	60,600	2,579,136
Walt Disney Co.	260,300	30,090,680

		61,831,418

Networking Products — 2.1%
Cisco Systems, Inc.	896,400	30,540,348

Office Automation & Equipment — 0.1%
Xerox Corp.	182,000	1,308,580

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	15,600	1,298,076

Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	17,500	1,061,200

Oil Companies-Exploration & Production — 0.7%
ConocoPhillips	221,500	10,612,065

Oil Companies-Integrated — 2.5%
Chevron Corp.	339,200	36,192,640

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	58,500	2,045,745

Oil Refining & Marketing — 1.3%
HollyFrontier Corp.	31,100	875,154
Marathon Petroleum Corp.	94,500	4,813,830
Phillips 66	100,200	7,971,912
Valero Energy Corp.	80,400	5,194,644

		18,855,540

Oil-Field Services — 0.3%
Baker Hughes, Inc.	66,300	3,936,231

Paper & Related Products — 0.3%
International Paper Co.	73,900	3,988,383

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc.	8,400	950,292

Professional Sports — 0.0%
Madison Square Garden Co., Class A†	3,400	686,018

Publishing-Newspapers — 0.1%
News Corp., Class A	68,300	868,776

Real Estate Management/Services — 0.1%
Jones Lang LaSalle, Inc.	8,100	930,366

Recreational Vehicles — 0.1%
Brunswick Corp.	16,100	913,675

Rental Auto/Equipment — 0.2%
AMERCO	2,900	1,085,934
United Rentals, Inc.†	15,100	1,655,866

		2,741,800

Retail-Apparel/Shoe — 0.3%
Foot Locker, Inc.	23,500	1,817,490
Gap, Inc.	65,700	1,721,340
PVH Corp.	14,000	1,414,420

		4,953,250

Retail-Automobile — 0.2%
CarMax, Inc.†	33,200	1,942,200
Penske Automotive Group, Inc.	12,200	582,062

		2,524,262

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	51,900	2,688,939

Retail-Discount — 2.8%
Wal-Mart Stores, Inc.	542,700	40,800,186

Retail-Drug Store — 0.8%
Walgreens Boots Alliance, Inc.	128,300	11,103,082

Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	15,600	843,180

Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	29,100	1,404,657

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	30,100	1,174,803

Retail-Restaurants — 0.2%
Yum! Brands, Inc.	53,000	3,484,750

Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	14,400	727,920

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.	45,100	1,633,973

Savings & Loans/Thrifts — 0.1%
Investors Bancorp, Inc.	53,300	738,205

Semiconductor Components-Integrated Circuits — 0.1%
Marvell Technology Group, Ltd.	90,000	1,351,800

Semiconductor Equipment — 0.7%
Applied Materials, Inc.	177,800	7,220,458
KLA-Tencor Corp.	25,500	2,504,610

		9,725,068

Steel-Producers — 0.4%
Nucor Corp.	57,100	3,501,943
Reliance Steel & Aluminum Co.	11,400	898,548
Steel Dynamics, Inc.	43,400	1,568,476

		5,968,967

Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	67,900	2,041,753

Television — 0.3%
CBS Corp., Class B	67,500	4,492,800

Textile-Home Furnishings — 0.2%
Mohawk Industries, Inc.†	13,300	3,122,707

Tools-Hand Held — 0.3%
Snap-on, Inc.	10,400	1,742,312
Stanley Black & Decker, Inc.	25,100	3,417,365

		5,159,677

Transport-Rail — 0.4%
Union Pacific Corp.	56,100	6,280,956

Transport-Services — 0.4%
United Parcel Service, Inc., Class B	55,900	6,007,014

Wireless Equipment — 0.2%
Motorola Solutions, Inc.	27,100	2,329,787

Total Common Stocks (cost $1,191,626,690)		1,417,338,226

EXCHANGE-TRADED FUNDS — 2.0%
iShares Russell 1000 Value ETF (cost $29,142,013)	253,600	29,092,992

Total Long-Term Investment Securities (cost $1,220,768,703)		1,446,431,218

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.68% (1) (cost $4,879,103)	4,879,103	4,879,103

TOTAL INVESTMENTS (cost $1,225,647,806)(2)	100.0%	1,451,310,321
Other assets less liabilities	0.0	715,780

NET ASSETS	100.0%	$1,452,026,101

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of April 30, 2017.
(2)	See Note 3 for cost of investments on a tax basis.

ETF — Exchange-Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,417,338,226	$—	$—	$1,417,338,226
Exchange-Traded Funds	29,092,992	—	—	29,092,992
Short-Term Investment Securities	4,879,103	—	—	4,879,103

Total Investments at Value	$1,451,310,321	$—	$—	$1,451,310,321

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

“Dogs” of Wall Street Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 99.3%
Advertising Agencies — 3.2%
Omnicom Group, Inc.	139,616	$11,465,266

Aerospace/Defense — 6.7%
Boeing Co.	66,975	12,378,989
Lockheed Martin Corp.	44,360	11,952,802

		24,331,791

Apparel Manufacturers — 6.7%
Ralph Lauren Corp.	151,878	12,259,592
VF Corp.	221,286	12,088,854

		24,348,446

Beverages-Non-alcoholic — 9.8%
Coca-Cola Co.	280,713	12,112,766
Dr Pepper Snapple Group, Inc.	123,025	11,275,241
PepsiCo, Inc.	106,700	12,086,976

		35,474,983

Computer Services — 3.0%
International Business Machines Corp.	68,397	10,963,355

Cosmetics & Toiletries — 3.2%
Procter & Gamble Co.	132,964	11,611,746

Data Processing/Management — 3.3%
Paychex, Inc.	204,782	12,139,477

Distribution/Wholesale — 2.8%
Fastenal Co.	232,014	10,366,386

Diversified Manufacturing Operations — 6.6%
3M Co.	62,635	12,265,812
General Electric Co.	399,607	11,584,607

		23,850,419

Electric Products-Misc. — 3.3%
Emerson Electric Co.	199,770	12,042,136

Food-Misc./Diversified — 3.2%
General Mills, Inc.	204,606	11,766,891

Industrial Gases — 3.4%
Praxair, Inc.	100,356	12,542,493

Machinery-Construction & Mining — 3.6%
Caterpillar, Inc.	126,580	12,944,071

Medical-Drugs — 6.5%
Johnson & Johnson	95,794	11,827,685
Pfizer, Inc.	345,549	11,721,022

		23,548,707

Networking Products — 3.4%
Cisco Systems, Inc.	358,545	12,215,628

Oil Companies-Integrated — 6.5%
Chevron Corp.	110,983	11,841,886
Exxon Mobil Corp.	145,926	11,914,858

		23,756,744

Retail-Apparel/Shoe — 3.7%
Gap, Inc.	513,632	13,457,159

Retail-Auto Parts — 3.3%
Genuine Parts Co.	132,226	12,167,437

Retail-Building Products — 3.5%
Home Depot, Inc.	81,440	12,712,784

Retail-Discount — 3.4%
Wal-Mart Stores, Inc.	166,034	12,482,436

Retail-Drug Store — 3.5%
CVS Health Corp.	152,753	12,592,957

Retail-Restaurants — 3.6%
McDonald’s Corp.	92,266	12,910,781

Telephone-Integrated — 3.1%
Verizon Communications, Inc.	242,669	11,140,934

Total Long-Term Investment Securities (cost $327,295,094)		360,833,027

REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09%, dated 04/28/2017, to be repurchased 05/01/2017 in the amount of $2,281,017 and collateralized by $2,285,000 of United States Treasury Bonds, bearing interest at 3.00%, due 11/15/2044 and having an approximate value of $2,331,518 (cost $2,281,000)	$2,281,000	2,281,000

TOTAL INVESTMENTS (cost $329,576,094)(1)	99.9%	363,114,027
Other assets less liabilities	0.1	233,729

NET ASSETS	100.0%	$363,347,756

(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$360,833,027	$—	$—	$360,833,027
Repurchase Agreements	—	2,281,000	—	2,281,000

Total Investments at Value	$360,833,027	$2,281,000	$—	$363,114,027

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recongnize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA AB Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 92.6%
Advanced Materials — 0.5%
Hexcel Corp.	54,549	$2,822,911

Applications Software — 1.2%
salesforce.com, Inc.†	23,138	1,992,645
ServiceNow, Inc.†	43,925	4,150,034

		6,142,679

Athletic Footwear — 2.4%
NIKE, Inc., Class B	228,266	12,648,219

Auto/Truck Parts & Equipment-Original — 0.4%
WABCO Holdings, Inc.†	16,999	2,020,671

Beverages-Non-alcoholic — 2.1%
Monster Beverage Corp.†	245,119	11,123,500

Beverages-Wine/Spirits — 0.9%
Constellation Brands, Inc., Class A	27,310	4,712,067

Cable/Satellite TV — 2.2%
Comcast Corp., Class A	300,794	11,788,117

Commercial Services — 0.9%
Ecolab, Inc.	36,870	4,759,548

Commercial Services-Finance — 2.1%
Automatic Data Processing, Inc.	44,480	4,647,715
MarketAxess Holdings, Inc.	10,301	1,983,149
Vantiv, Inc., Class A†	77,310	4,796,312

		11,427,176

Computer Services — 0.8%
Cognizant Technology Solutions Corp., Class A†	69,180	4,166,711

Computers — 4.1%
Apple, Inc.	151,909	21,821,728

Data Processing/Management — 1.6%
Fiserv, Inc.†	73,050	8,703,177

Dental Supplies & Equipment — 0.9%
Align Technology, Inc.†	35,486	4,777,125

Diagnostic Equipment — 1.9%
Danaher Corp.	119,573	9,964,018

Diversified Manufacturing Operations — 1.0%
A.O. Smith Corp.	97,445	5,250,337

E-Commerce/Services — 1.4%
Priceline Group, Inc.†	4,018	7,420,523

Electronic Components-Semiconductors — 4.9%
NVIDIA Corp.	56,446	5,887,318
Texas Instruments, Inc.	56,760	4,494,257
Xilinx, Inc.	252,044	15,906,497

		26,288,072

Electronic Connectors — 0.6%
Amphenol Corp., Class A	42,256	3,055,531

Electronic Forms — 2.9%
Adobe Systems, Inc.†	113,820	15,222,287

Electronic Security Devices — 0.4%
Allegion PLC	26,949	2,119,269

Entertainment Software — 1.9%
Electronic Arts, Inc.†	108,410	10,279,436

Finance-Credit Card — 4.8%
Visa, Inc., Class A	282,596	25,778,407

Instruments-Controls — 0.7%
Mettler-Toledo International, Inc.†	7,347	3,772,097

Internet Content-Entertainment — 6.7%
Facebook, Inc., Class A†	238,112	35,776,328

Internet Security — 0.5%
Palo Alto Networks, Inc.†	26,502	2,873,082

Machinery-General Industrial — 2.5%
IDEX Corp.	29,800	3,121,848
Roper Technologies, Inc.	47,079	10,296,177

		13,418,025

Medical Information Systems — 1.3%
Cerner Corp.†	103,700	6,714,575

Medical Instruments — 6.6%
Edwards Lifesciences Corp.†	180,956	19,845,444
Intuitive Surgical, Inc.†	18,201	15,213,670

		35,059,114

Medical-Biomedical/Gene — 5.6%
Alexion Pharmaceuticals, Inc.†	59,785	7,639,327
Biogen, Inc.†	71,139	19,293,608
Gilead Sciences, Inc.	42,558	2,917,351

		29,850,286

Medical-Drugs — 0.6%
Zoetis, Inc.	59,078	3,314,867

Medical-HMO — 3.7%
UnitedHealth Group, Inc.	112,000	19,586,560

Multimedia — 1.6%
Walt Disney Co.	73,969	8,550,817

Networking Products — 0.8%
Arista Networks, Inc.†	29,883	4,172,862

Retail-Auto Parts — 1.2%
O’Reilly Automotive, Inc.†	26,874	6,668,783

Retail-Building Products — 3.9%
Home Depot, Inc.	133,601	20,855,116

Retail-Discount — 4.2%
Costco Wholesale Corp.	59,317	10,529,954
Dollar Tree, Inc.†	144,472	11,957,947

		22,487,901

Retail-Perfume & Cosmetics — 0.8%
Ulta Beauty, Inc.†	14,646	4,121,970

Retail-Restaurants — 2.3%
Starbucks Corp.	204,262	12,267,976

Tools-Hand Held — 0.7%
Snap-on, Inc.	22,940	3,843,138

Transport-Rail — 1.2%
Union Pacific Corp.	57,040	6,386,199

Veterinary Diagnostics — 0.5%
VCA, Inc.†	26,560	2,432,099

Web Portals/ISP — 7.3%
Alphabet, Inc., Class A†	4,705	4,349,867
Alphabet, Inc., Class C†	38,127	34,541,537

		38,891,404

Total Long-Term Investment Securities (cost $385,469,025)		493,334,708

SHORT-TERM INVESTMENT SECURITIES — 7.7%
Time Deposits — 7.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 05/01/2017 (cost $41,051,000)	$41,051,000	41,051,000

TOTAL INVESTMENTS (cost $426,520,025)(1)	100.3%	534,385,708
Liabilities in excess of other assets	(0.3)	(1,581,139)

NET ASSETS	100.0%	$532,804,569

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 -Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$493,334,708	$—	$—	$493,334,708
Short-Term Investment Securities	—	41,051,000	—	41,051,000

Total Investments at Value	$493,334,708	$41,051,000	$—	$534,385,708

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Capital Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 94.7%
Aerospace/Defense — 1.2%
Raytheon Co.	24,817	$3,851,847

Aerospace/Defense-Equipment — 1.5%
United Technologies Corp.	39,968	4,755,792

Applications Software — 10.2%
Citrix Systems, Inc.†	47,128	3,814,540
Intuit, Inc.	17,665	2,211,835
Microsoft Corp.	256,527	17,561,838
salesforce.com, Inc.†	58,562	5,043,360
ServiceNow, Inc.†	30,663	2,897,040
Twilio, Inc., Class A†	48,583	1,605,668

		33,134,281

Auto/Truck Parts & Equipment-Original — 0.5%
Delphi Automotive PLC	21,861	1,757,624

Brewery — 1.2%
Molson Coors Brewing Co., Class B	39,953	3,831,093

Building Products-Cement — 0.9%
Vulcan Materials Co.	24,574	2,970,505

Cable/Satellite TV — 4.0%
Charter Communications, Inc., Class A†	15,044	5,192,587
Comcast Corp., Class A	201,340	7,890,515

		13,083,102

Cellular Telecom — 1.0%
T-Mobile US, Inc.†	50,029	3,365,451

Chemicals-Diversified — 1.4%
Dow Chemical Co.	72,259	4,537,865

Commercial Services — 0.7%
Quanta Services, Inc.†	63,712	2,257,953

Commercial Services-Finance — 0.9%
Square, Inc., Class A†	154,477	2,817,660

Computer Data Security — 0.6%
Fortinet, Inc.†	49,799	1,942,161

Computer Services — 0.7%
Teradata Corp.†	75,617	2,206,504

Computer Software — 0.8%
Splunk, Inc.†	39,256	2,524,553

Computers-Memory Devices — 0.5%
Western Digital Corp.	17,885	1,593,017

Dental Supplies & Equipment — 0.9%
DENTSPLY SIRONA, Inc.	44,287	2,800,710

Diagnostic Equipment — 1.5%
Danaher Corp.	59,961	4,996,550

Diversified Banking Institutions — 0.7%
JPMorgan Chase & Co.	27,266	2,372,142

Diversified Manufacturing Operations — 1.2%
Eaton Corp. PLC	49,761	3,763,922

E-Commerce/Products — 4.0%
Amazon.com, Inc.†	13,908	12,864,761

E-Commerce/Services — 2.2%
Priceline Group, Inc.†	3,905	7,211,832

Electronic Components-Semiconductors — 3.5%
Broadcom, Ltd.	25,006	5,521,575
Texas Instruments, Inc.	73,265	5,801,123

		11,322,698

Electronic Measurement Instruments — 1.2%
Fortive Corp.	63,459	4,014,416

Enterprise Software/Service — 1.8%
Oracle Corp.	129,621	5,827,760

Finance-Consumer Loans — 0.8%
Synchrony Financial	93,641	2,603,220

Finance-Other Services — 1.2%
CME Group, Inc.	32,337	3,757,236

Food-Misc./Diversified — 3.0%
Conagra Brands, Inc.	68,885	2,671,360
Kellogg Co.	41,884	2,973,764
Kraft Heinz Co.	46,919	4,241,009

		9,886,133

Home Decoration Products — 1.2%
Newell Brands, Inc.	83,666	3,994,215

Instruments-Controls — 2.3%
Honeywell International, Inc.	56,661	7,430,524

Internet Content-Entertainment — 4.4%
Facebook, Inc., Class A†	95,118	14,291,479

Investment Management/Advisor Services — 1.1%
Ameriprise Financial, Inc.	27,008	3,452,973

Medical Instruments — 1.1%
Boston Scientific Corp.†	136,259	3,594,512

Medical-Biomedical/Gene — 4.3%
BioMarin Pharmaceutical, Inc.†	43,309	4,150,735
Celgene Corp.†	53,245	6,605,042
Regeneron Pharmaceuticals, Inc.†	8,600	3,341,014

		14,096,791

Medical-Drugs — 3.4%
Eli Lilly & Co.	77,979	6,398,957
TESARO, Inc.†	14,672	2,165,440
Zoetis, Inc.	43,396	2,434,950

		10,999,347

Medical-HMO — 4.5%
Aetna, Inc.	29,170	3,939,992
UnitedHealth Group, Inc.	61,662	10,783,450

		14,723,442

Networking Products — 1.0%
Cisco Systems, Inc.	98,064	3,341,040

Oil Companies-Exploration & Production — 0.7%
Pioneer Natural Resources Co.	12,833	2,219,981

Oil-Field Services — 0.8%
Schlumberger, Ltd.	20,241	1,469,294
Superior Energy Services, Inc.†	100,993	1,219,996

		2,689,290

Retail-Building Products — 2.3%
Home Depot, Inc.	47,129	7,356,837

Retail-Discount — 2.5%
Costco Wholesale Corp.	32,063	5,691,824
Dollar Tree, Inc.†	29,710	2,459,096

		8,150,920

Retail-Drug Store — 1.2%
Walgreens Boots Alliance, Inc.	46,217	3,999,619

Retail-Major Department Stores — 1.7%
Nordstrom, Inc.	51,057	2,464,522
TJX Cos., Inc.	39,305	3,090,945

		5,555,467

Retail-Perfume & Cosmetics — 1.3%
Ulta Beauty, Inc.†	15,017	4,226,384

Retail-Restaurants — 1.4%
Starbucks Corp.	77,627	4,662,278

Steel-Producers — 1.1%
Nucor Corp.	57,437	3,522,611

Television — 1.4%
CBS Corp., Class B	70,688	4,704,993

Therapeutics — 0.8%
Neurocrine Biosciences, Inc.†	45,719	2,441,395

Transport-Rail — 1.4%
Union Pacific Corp.	39,606	4,434,288

Web Portals/ISP — 6.1%
Alphabet, Inc., Class A†	9,177	8,484,320
Alphabet, Inc., Class C†	12,538	11,358,927

		19,843,247

X-Ray Equipment — 0.6%
Hologic, Inc.†	46,445	2,096,992

Total Common Stocks (cost $264,179,816)		307,879,413

EXCHANGE-TRADED FUNDS — 2.6% iShares Russell 1000 Growth ETF (cost $7,586,475)	72,117	8,389,371

Total Long-Term Investment Securities (cost $271,766,291)		316,268,784

SHORT-TERM INVESTMENT SECURITIES — 2.8%
Time Deposits — 2.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 05/01/2017 (cost $9,292,000)	$9,292,000	9,292,000

TOTAL INVESTMENTS (cost $281,058,291)(1)	100.1%	325,560,784
Liabilities in excess of other assets	(0.1)	(389,518)

NET ASSETS	100.0%	$325,171,266

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ETF — Exchange-Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$307,879,413	$—	$—	$307,879,413
Exchange-Traded Funds	8,389,371	—	—	8,389,371
Short-Term Investment Securities	—	9,292,000	—	9,292,000

Total Investments at Value	$316,268,784	$9,292,000	$—	$325,560,784

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA MFS Massachusetts Investors Trust Port

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 99.2%
Advertising Agencies — 0.6%
Interpublic Group of Cos., Inc.	285,731	$6,734,680

Aerospace/Defense-Equipment — 0.7%
United Technologies Corp.	69,831	8,309,191

Agricultural Chemicals — 1.8%
Monsanto Co.	169,159	19,725,631

Athletic Footwear — 0.8%
NIKE, Inc., Class B	154,460	8,558,629

Banks-Super Regional — 1.2%
US Bancorp	253,192	12,983,686

Beverages-Wine/Spirits — 2.2%
Diageo PLC	323,986	9,426,907
Pernod Ricard SA	116,935	14,629,279

		24,056,186

Cable/Satellite TV — 2.3%
Comcast Corp., Class A	651,284	25,523,820

Chemicals-Diversified — 0.9%
PPG Industries, Inc.	95,158	10,452,155

Coatings/Paint — 1.2%
Sherwin-Williams Co.	41,608	13,925,365

Computer Services — 5.5%
Accenture PLC, Class A	183,941	22,312,043
Cognizant Technology Solutions Corp., Class A†	367,275	22,120,973
DXC Technology Co.†	111,429	8,395,061
Hewlett Packard Enterprise Co.	463,107	8,627,684

		61,455,761

Computers — 1.1%
Apple, Inc.	82,958	11,916,917

Consulting Services — 0.4%
Gartner, Inc.†	36,892	4,209,008

Consumer Products-Misc. — 0.5%
Kimberly-Clark Corp.	47,453	6,157,027

Containers-Metal/Glass — 1.6%
Crown Holdings, Inc.†	324,567	18,204,963

Cosmetics & Toiletries — 2.5%
Colgate-Palmolive Co.	193,805	13,961,712
Coty, Inc., Class A	402,266	7,180,448
Estee Lauder Cos., Inc., Class A	76,775	6,690,174

		27,832,334

Data Processing/Management — 1.9%
Fidelity National Information Services, Inc.	255,763	21,532,687

Diagnostic Equipment — 6.0%
Abbott Laboratories	260,783	11,380,570
Danaher Corp.	295,527	24,626,265
Thermo Fisher Scientific, Inc.	181,844	30,064,269

		66,071,104

Diversified Banking Institutions — 11.1%
Bank of America Corp.	1,689,899	39,442,243
Goldman Sachs Group, Inc.	110,569	24,745,342
JPMorgan Chase & Co.	518,056	45,070,872
Morgan Stanley	317,692	13,778,302

		123,036,759

Electric Products-Misc. — 0.8%
AMETEK, Inc.	147,635	8,444,722

Electric-Integrated — 0.5%
American Electric Power Co., Inc.	89,517	6,071,938

Electronic Components-Semiconductors — 3.6%
Broadcom, Ltd.	125,005	27,602,354
Texas Instruments, Inc.	150,687	11,931,397

		39,533,751

Electronic Forms — 0.8%
Adobe Systems, Inc.†	64,797	8,665,951

Engineering/R&D Services — 0.6%
Fluor Corp.	131,265	6,736,520

Finance-Credit Card — 5.2%
MasterCard, Inc., Class A	193,892	22,553,518
Visa, Inc., Class A	391,605	35,722,208

		58,275,726

Finance-Other Services — 1.2%
Nasdaq, Inc.	189,114	13,024,281

Food-Catering — 0.6%
Aramark	190,640	6,962,173

Food-Misc./Diversified — 3.1%
Danone SA	198,261	13,860,675
Mondelez International, Inc., Class A	446,000	20,083,380

		33,944,055

Home Decoration Products — 1.9%
Newell Brands, Inc.	434,737	20,754,344

Instruments-Controls — 1.9%
Honeywell International, Inc.	157,317	20,630,551

Insurance-Multi-line — 1.2%
Chubb, Ltd.	97,186	13,338,778

Internet Content-Entertainment — 0.9%
Facebook, Inc., Class A†	63,773	9,581,893

Investment Management/Advisor Services — 0.8%
BlackRock, Inc.	24,692	9,495,802

Medical Instruments — 1.8%
Medtronic PLC	238,573	19,823,031

Medical Products — 1.4%
Stryker Corp.	113,098	15,423,174

Medical-Biomedical/Gene — 0.7%
Biogen, Inc.†	27,931	7,575,166

Medical-Drugs — 5.1%
Allergan PLC	42,357	10,329,178
Eli Lilly & Co.	199,982	16,410,523
Johnson & Johnson	142,934	17,648,061
Zoetis, Inc.	221,161	12,409,344

		56,797,106

Medical-Wholesale Drug Distribution — 0.9%
McKesson Corp.	68,944	9,534,266

Multimedia — 3.1%
Time Warner, Inc.	152,869	15,175,306
Twenty-First Century Fox, Inc., Class A	371,026	11,331,134
Walt Disney Co.	71,321	8,244,707

		34,751,147

Oil Companies-Exploration & Production — 1.5%
EOG Resources, Inc.	175,430	16,227,275

Oil-Field Services — 1.9%
Schlumberger, Ltd.	283,731	20,596,033

Pipelines — 0.9%
Enterprise Products Partners LP	365,042	9,972,947

Private Equity — 0.8%
Blackstone Group LP	298,519	9,206,326

Real Estate Investment Trusts — 2.7%
American Tower Corp.	242,576	30,550,021

Retail-Apparel/Shoe — 1.0%
Ross Stores, Inc.	170,598	11,088,870

Retail-Auto Parts — 0.5%
AutoZone, Inc.†	7,400	5,122,206

Retail-Discount — 0.9%
Costco Wholesale Corp.	58,012	10,298,290

Retail-Restaurants — 1.2%
Starbucks Corp.	226,939	13,629,956

Textile-Apparel — 1.5%
LVMH Moet Hennessy Louis Vuitton SE	66,073	16,301,952

Transport-Rail — 1.9%
Canadian National Railway Co.	291,588	21,078,897

Vitamins & Nutrition Products — 0.9%
Mead Johnson Nutrition Co.	107,651	9,550,797

Web Portals/ISP — 5.1%
Alphabet, Inc., Class A†	34,433	31,833,997
Alphabet, Inc., Class C†	27,646	25,046,170

		56,880,167

Total Long-Term Investment Securities (cost $833,148,525)		1,100,554,015

SHORT-TERM INVESTMENT SECURITIES — 0.7%
Time Deposits — 0.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 05/01/2017	$1,320,000	1,320,000

U.S. Government Agencies — 0.6%
Federal Home Loan Bank Disc. Notes 0.69% due 05/01/2017	6,441,000	6,441,000

Total Short-Term Investment Securities (cost $7,761,000)		7,761,000

TOTAL INVESTMENTS (cost $840,909,525)(1)	99.9%	1,108,315,015
Other assets less liabilities	0.1	771,272

NET ASSETS	100.0%	$1,109,086,287

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,100,554,015	$—	$—	$1,100,554,015
Short-Term Investment Securities	—	7,761,000	—	7,761,000

Total Investments at Value	$1,100,554,015	$7,761,000	$—	$1,108,315,015

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Fundamental Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 99.6%
Aerospace/Defense — 1.5%
Northrop Grumman Corp.	9,220	$2,267,751

Aerospace/Defense-Equipment — 1.8%
Harris Corp.	23,112	2,586,002

Airlines — 1.5%
Spirit Airlines, Inc.†	38,520	2,206,040

Applications Software — 7.8%
Microsoft Corp.	94,230	6,450,986
salesforce.com, Inc.†	42,129	3,628,149
ServiceNow, Inc.†	14,196	1,341,238

		11,420,373

Beverages-Non-alcoholic — 1.3%
Monster Beverage Corp.†	40,847	1,853,637

Building Products-Air & Heating — 1.6%
Johnson Controls International PLC	56,884	2,364,668

Building Products-Cement — 1.3%
Vulcan Materials Co.	16,290	1,969,135

Cable/Satellite TV — 1.9%
Charter Communications, Inc., Class A†	7,920	2,733,667

Coatings/Paint — 2.3%
Sherwin-Williams Co.	9,996	3,345,461

Commercial Services-Finance — 7.6%
PayPal Holdings, Inc.†	79,835	3,809,726
S&P Global, Inc.	17,331	2,325,647
Total System Services, Inc.	32,860	1,883,206
TransUnion†	77,290	3,093,919

		11,112,498

Cruise Lines — 1.4%
Royal Caribbean Cruises, Ltd.	19,670	2,096,822

Data Processing/Management — 2.6%
Fidelity National Information Services, Inc.	44,599	3,754,790

E-Commerce/Products — 6.5%
Amazon.com, Inc.†	10,281	9,509,822

Electronic Components-Semiconductors — 1.9%
Broadcom, Ltd.	12,809	2,828,355

Enterprise Software/Service — 1.3%
Ultimate Software Group, Inc.†	9,140	1,852,404

Entertainment Software — 4.6%
Activision Blizzard, Inc.	66,630	3,481,417
Electronic Arts, Inc.†	33,736	3,198,848

		6,680,265

Finance-Consumer Loans — 1.3%
SLM Corp.†	152,270	1,909,466

Finance-Credit Card — 4.0%
Visa, Inc., Class A	63,536	5,795,754

Finance-Investment Banker/Broker — 1.1%
Raymond James Financial, Inc.	21,300	1,587,276

Finance-Other Services — 2.1%
Intercontinental Exchange, Inc.	50,115	3,016,923

Internet Application Software — 1.7%
Tencent Holdings, Ltd. ADR	81,568	2,557,157

Internet Content-Entertainment — 3.4%
Facebook, Inc., Class A†	33,167	4,983,342

Lighting Products & Systems — 0.9%
Acuity Brands, Inc.	7,064	1,243,970

Medical Instruments — 4.6%
Boston Scientific Corp.†	86,881	2,291,921
Edwards Lifesciences Corp.†	21,020	2,305,263
Intuitive Surgical, Inc.†	2,632	2,200,010

		6,797,194

Medical Products — 1.5%
Baxter International, Inc.	40,230	2,240,006

Medical-Biomedical/Gene — 4.4%
Celgene Corp.†	34,365	4,262,978
Gilead Sciences, Inc.	16,360	1,121,478
Regeneron Pharmaceuticals, Inc.†	2,850	1,107,197

		6,491,653

Medical-HMO — 4.1%
UnitedHealth Group, Inc.	34,460	6,026,365

Non-Hazardous Waste Disposal — 3.3%
Waste Connections, Inc.	52,870	4,865,097

Oil Companies-Exploration & Production — 1.0%
Pioneer Natural Resources Co.	8,820	1,525,772

Real Estate Investment Trusts — 1.4%
SBA Communications Corp.†	15,940	2,016,251

Retail-Auto Parts — 0.6%
O’Reilly Automotive, Inc.†	3,693	916,418

Retail-Building Products — 3.7%
Home Depot, Inc.	34,643	5,407,772

Retail-Major Department Stores — 2.4%
TJX Cos., Inc.	43,971	3,457,880

Retail-Restaurants — 2.7%
Starbucks Corp.	66,030	3,965,762

Toys — 1.2%
Nintendo Co., Ltd. ADR†	54,010	1,711,037

Web Portals/ISP — 7.3%
Alphabet, Inc., Class A†	11,596	10,720,734

Total Long-Term Investment Securities (cost $117,931,699)		145,817,519

REPURCHASE AGREEMENTS — 0.7%
Agreement, with Fixed Income clearing corp., bearing interest at 0.09%, dated 04/28/2017, to be repurchased 05/01/2017 in the amount of $967,007 and collateralized by $970,000 of United States Treasury Bonds, bearing interest at 3.00%, due 11/15/2044 and having an approximate value of $989,747 (cost $967,000)	$967,000	967,000

TOTAL INVESTMENTS (cost $118,898,699) (1)	100.3%	146,784,519
Liabilities in excess of other assets	(0.3)	(411,221)

NET ASSETS	100.0%	$146,373,298

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Investments at Value:*
Common Stocks	$145,817,519	$—	$—	$145,817,519
Repurchase Agreements	—	967,000	—	967,000

Total Investment at Value	$145,817,519	$967,000	$—	$146,784,519

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 99.6%
Aerospace/Defense — 1.9%
Northrop Grumman Corp.	29,743	$7,315,588
Spirit AeroSystems Holdings, Inc., Class A	44,372	2,536,304

		9,851,892

Aerospace/Defense-Equipment — 1.4%
Orbital ATK, Inc.	16,787	1,661,913
United Technologies Corp.	46,658	5,551,835

		7,213,748

Agricultural Chemicals — 1.4%
Monsanto Co.	63,107	7,358,907

Agricultural Operations — 1.4%
Archer-Daniels-Midland Co.	103,974	4,756,811
Bunge, Ltd.	32,136	2,539,708

		7,296,519

Airlines — 0.6%
Copa Holdings SA, Class A	25,590	2,979,188

Applications Software — 4.9%
Intuit, Inc.	59,969	7,508,718
Microsoft Corp.	269,210	18,430,117

		25,938,835

Athletic Footwear — 0.4%
NIKE, Inc., Class B	33,998	1,883,829

Auto/Truck Parts & Equipment-Original — 0.6%
Lear Corp.	22,444	3,201,861

Beverages-Non-alcoholic — 0.6%
Coca-Cola Co.	6,407	276,462
PepsiCo, Inc.	25,090	2,842,195

		3,118,657

Beverages-Wine/Spirits — 0.4%
Constellation Brands, Inc., Class A	11,771	2,030,968

Building & Construction Products-Misc. — 0.5%
Owens Corning	46,249	2,814,252

Building Products-Air & Heating — 0.5%
Lennox International, Inc.	14,854	2,456,703

Cable/Satellite TV — 4.4%
Charter Communications, Inc., Class A†	26,717	9,221,640
Comcast Corp., Class A	355,296	13,924,050

		23,145,690

Chemicals-Diversified — 0.4%
FMC Corp.	29,963	2,194,190

Chemicals-Specialty — 0.7%
Univar, Inc.†	132,245	3,947,513

Coatings/Paint — 0.3%
Sherwin-Williams Co.	4,781	1,600,105

Commercial Services-Finance — 2.8%
FleetCor Technologies, Inc.†	41,710	5,886,949
Global Payments, Inc.	61,885	5,059,718
Total System Services, Inc.	72,291	4,142,997

		15,089,664

Computer Services — 1.7%
Accenture PLC, Class A	57,955	7,029,941
International Business Machines Corp.	12,130	1,944,318

		8,974,259

Computers — 5.2%
Apple, Inc.	192,565	27,661,962

Computers-Integrated Systems — 0.8%
NCR Corp.†	103,380	4,264,425

Computers-Memory Devices — 0.6%
NetApp, Inc.	77,311	3,080,843

Containers-Paper/Plastic — 0.6%
Berry Plastics Group, Inc.†	67,293	3,364,650

Cosmetics & Toiletries — 0.9%
Estee Lauder Cos., Inc., Class A	56,015	4,881,147

Cruise Lines — 0.8%
Carnival Corp.	69,477	4,291,594

Data Processing/Management — 0.7%
Fidelity National Information Services, Inc.	43,545	3,666,054

Diagnostic Equipment — 1.3%
Thermo Fisher Scientific, Inc.	41,127	6,799,527

Diversified Banking Institutions — 1.7%
Bank of America Corp.	281,401	6,567,899
Morgan Stanley	56,293	2,441,428

		9,009,327

Diversified Manufacturing Operations — 0.7%
Textron, Inc.	75,272	3,512,192

E-Commerce/Products — 3.4%
Amazon.com, Inc.†	19,635	18,162,179

E-Commerce/Services — 1.8%
Priceline Group, Inc.†	5,152	9,514,817

Electric-Integrated — 0.4%
AES Corp.	186,973	2,114,665

Electronic Components-Semiconductors — 2.4%
NVIDIA Corp.	70,501	7,353,254
Texas Instruments, Inc.	66,610	5,274,180

		12,627,434

Electronic Forms — 1.6%
Adobe Systems, Inc.†	62,598	8,371,857

Entertainment Software — 2.3%
Electronic Arts, Inc.†	94,615	8,971,394
Take-Two Interactive Software, Inc.†	47,773	3,002,533

		11,973,927

Finance-Credit Card — 1.7%
Discover Financial Services	79,011	4,945,299
Visa, Inc., Class A	45,314	4,133,543

		9,078,842

Food-Confectionery — 0.8%
J.M. Smucker Co.	33,035	4,186,195

Food-Meat Products — 1.0%
Tyson Foods, Inc., Class A	85,280	5,480,093

Food-Misc./Diversified — 0.4%
Mondelez International, Inc., Class A	47,468	2,137,484

Gambling (Non-Hotel) — 0.3%
International Game Technology PLC	80,471	1,786,456

Hotels/Motels — 0.7%
Marriott International, Inc., Class A	38,908	3,673,693

Industrial Gases — 1.0%
Air Products & Chemicals, Inc.	37,676	5,293,478

Insurance-Life/Health — 0.8%
Prudential Financial, Inc.	37,516	4,015,337

Insurance-Multi-line — 0.8%
MetLife, Inc.	80,714	4,181,792

Internet Content-Entertainment — 3.8%
Facebook, Inc., Class A†	127,696	19,186,324
Netflix, Inc.†	6,852	1,042,874

		20,229,198

Machinery-General Industrial — 0.7%
Roper Technologies, Inc.	17,213	3,764,483

Medical Instruments — 2.2%
Edwards Lifesciences Corp.†	66,853	7,331,769
Medtronic PLC	54,722	4,546,851

		11,878,620

Medical Products — 0.7%
Stryker Corp.	25,524	3,480,708

Medical-Biomedical/Gene — 5.7%
Alexion Pharmaceuticals, Inc.†	31,538	4,029,925
Amgen, Inc.	10,927	1,784,598
Biogen, Inc.†	27,699	7,512,246
Celgene Corp.†	80,735	10,015,177
Gilead Sciences, Inc.	97,627	6,692,331

		30,034,277

Medical-Drugs — 2.1%
Eli Lilly & Co.	117,276	9,623,668
Merck & Co., Inc.	20,663	1,287,925

		10,911,593

Medical-HMO — 1.6%
UnitedHealth Group, Inc.	46,477	8,127,898
WellCare Health Plans, Inc.†	1,989	305,132

		8,433,030

Medical-Hospitals — 1.1%
HCA Holdings, Inc.†	72,513	6,106,320

Medical-Wholesale Drug Distribution — 0.6%
McKesson Corp.	23,738	3,282,728

Multimedia — 0.5%
Walt Disney Co.	23,156	2,676,834

Networking Products — 1.0%
Cisco Systems, Inc.	156,850	5,343,880

Oil Companies-Exploration & Production — 0.2%
Parsley Energy, Inc., Class A†	37,938	1,130,173

Pharmacy Services — 1.2%
Express Scripts Holding Co.†	105,852	6,492,962

Real Estate Investment Trusts — 2.2%
Alexandria Real Estate Equities, Inc.	46,669	5,250,729
Equity LifeStyle Properties, Inc.	28,563	2,311,033
Simon Property Group, Inc.	25,193	4,163,395

		11,725,157

Rental Auto/Equipment — 1.0%
United Rentals, Inc.†	47,146	5,170,030

Retail-Apparel/Shoe — 1.7%
lululemon athletica, Inc.†	85,229	4,431,908
Ross Stores, Inc.	33,651	2,187,315
Urban Outfitters, Inc.†	105,215	2,407,319

		9,026,542

Retail-Auto Parts — 1.3%
AutoZone, Inc.†	9,965	6,897,673

Retail-Building Products — 0.6%
Home Depot, Inc.	21,236	3,314,940

Retail-Consumer Electronics — 1.1%
Best Buy Co., Inc.	112,415	5,824,221

Retail-Discount — 1.1%
Costco Wholesale Corp.	14,969	2,657,297
Dollar Tree, Inc.†	40,617	3,361,869

		6,019,166

Retail-Restaurants — 2.3%
Domino’s Pizza, Inc.	39,964	7,249,070
Starbucks Corp.	85,657	5,144,559

		12,393,629

Retail-Sporting Goods — 0.5%
Dick’s Sporting Goods, Inc.	55,748	2,818,061

Telephone-Integrated — 0.8%
Verizon Communications, Inc.	91,794	4,214,263

Tobacco — 2.4%
Altria Group, Inc.	105,242	7,554,271
Philip Morris International, Inc.	46,004	5,099,083

		12,653,354

Transport-Rail — 0.8%
Union Pacific Corp.	40,097	4,489,260

Transport-Services — 0.3%
FedEx Corp.	8,171	1,550,039

Web Portals/ISP — 3.8%
Alphabet, Inc., Class A†	9,707	8,974,316
Alphabet, Inc., Class C†	12,316	11,157,803

		20,132,119

X-Ray Equipment — 0.7%
Hologic, Inc.†	82,377	3,719,322

Total Long-Term Investment Securities (cost $436,032,489)		527,939,332

SHORT-TERM INVESTMENT SECURITIES — 0.2%
U.S. Government Agencies — 0.2%
Federal Home Loan Bank Disc. Notes 0.69% due 05/01/2017 (cost $1,103,000)	$1,103,000	1,103,000

TOTAL INVESTMENTS (cost $437,135,489) (1)	99.8%	529,042,332
Other assets less liabilities	0.2	1,244,007

NET ASSETS	100.0%	$530,286,339

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$527,939,332	$—	$—	$527,939,332
Short-Term Investment Securities	—	1,103,000	—	1,103,000

Total Investments at Value	$527,939,332	$1,103,000	$—	$529,042,332

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Real Estate Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 99.0%
Hotels/Motels — 1.2%
Marriott International, Inc., Class A	53,100	$5,013,702

Real Estate Investment Trusts — 97.8%
Agree Realty Corp.	111,000	5,381,280
American Assets Trust, Inc.	94,400	4,043,152
American Homes 4 Rent, Class A	138,000	3,180,900
American Tower Corp.	8,200	1,032,708
Apartment Investment & Management Co., Class A	185,600	8,118,144
AvalonBay Communities, Inc.	98,725	18,741,954
Boston Properties, Inc.	139,442	17,653,357
Brixmor Property Group, Inc.	56,300	1,111,925
CareTrust REIT, Inc.	220,900	3,759,718
Cedar Realty Trust, Inc.	469,008	2,523,263
Colony NorthStar, Inc., Class A	3	39
CoreCivic, Inc.	143,300	4,936,685
CoreSite Realty Corp.	81,100	7,935,635
Corporate Office Properties Trust	186,500	6,106,010
DCT Industrial Trust, Inc.	261,998	13,246,619
DDR Corp.	390,040	4,216,332
DiamondRock Hospitality Co.	466,200	5,132,862
Douglas Emmett, Inc.	206,300	7,771,321
Duke Realty Corp.	379,300	10,517,989
Empire State Realty Trust, Inc., Class A	158,900	3,305,120
Equinix, Inc.	55,700	23,265,890
Equity LifeStyle Properties, Inc.	83,096	6,723,297
Equity Residential	55,554	3,587,677
Essex Property Trust, Inc.	52,313	12,788,959
Extra Space Storage, Inc.	181,029	13,673,120
Four Corners Property Trust, Inc.	107,200	2,500,976
Gaming and Leisure Properties, Inc.	106,100	3,692,280
GGP, Inc.	112,600	2,433,286
Gramercy Property Trust	97,966	2,722,475
Healthcare Realty Trust, Inc.	340,200	11,158,560
Highwoods Properties, Inc.	143,300	7,291,104
Host Hotels & Resorts, Inc.	303,087	5,440,412
Hudson Pacific Properties, Inc.	227,500	7,816,900
Invitation Homes, Inc.†	86,300	1,859,765
Mack-Cali Realty Corp.	150,389	4,068,022
Mid-America Apartment Communities, Inc.	130,475	12,944,425
National Retail Properties, Inc.	210,900	8,904,198
Outfront Media, Inc.	189,500	4,957,320
Pennsylvania Real Estate Investment Trust	139,400	1,930,690
Prologis, Inc.	139,967	7,615,605
Public Storage	52,742	11,043,120
Sabra Health Care REIT, Inc.	147,293	4,004,897
Simon Property Group, Inc.	173,769	28,717,065
Sunstone Hotel Investors, Inc.	402,900	5,999,181
Taubman Centers, Inc.	92,074	5,759,229
Terreno Realty Corp.	150,280	4,640,646
Urban Edge Properties	384,850	9,813,675
Ventas, Inc.	292,745	18,738,608
VEREIT, Inc.	1,230,453	10,298,892
Vornado Realty Trust	34,800	3,349,152
Washington Real Estate Investment Trust	132,200	4,186,774
Welltower, Inc.	153,664	10,977,756

		391,618,969

Total Long-Term Investment Securities (cost $377,713,291)		396,632,671

SHORT-TERM INVESTMENT SECURITIES — 1.1%
Time Deposits — 1.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 05/01/2017 (cost $4,352,000)	$4,352,000	4,352,000

TOTAL INVESTMENTS (cost $382,065,291)(1)	100.1%	400,984,671
Liabilities in excess of other assets	(0.1)	(454,037)

NET ASSETS	100.0%	$400,530,634

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$396,632,671	$—	$—	$396,632,671
Short-Term Investment Securities	—	4,352,000	—	4,352,000

Total Investments at Value	$396,632,671	$4,352,000	$—	$400,984,671

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.0%
Aerospace/Defense — 2.0%
Cubic Corp.	80,300	$4,167,570
Esterline Technologies Corp.†	44,600	4,078,670

		8,246,240

Aerospace/Defense-Equipment — 2.9%
AAR Corp.	325,800	11,725,542

Airlines — 1.6%
Spirit Airlines, Inc.†	113,100	6,477,237

Auto/Truck Parts & Equipment-Original — 0.5%
Titan International, Inc.	184,500	1,975,995

Banks-Commercial — 11.5%
Access National Corp.	65,140	1,845,416
BNC Bancorp	6,000	200,700
Bryn Mawr Bank Corp.	32,135	1,378,592
Chemical Financial Corp.	182,400	8,654,880
Columbia Banking System, Inc.	185,400	7,325,154
First Horizon National Corp.	482,300	8,850,205
First of Long Island Corp.	73,250	1,992,400
German American Bancorp, Inc.	13,800	453,744
Glacier Bancorp, Inc.	59,100	1,996,398
Lakeland Financial Corp.	169,350	7,732,521
Peoples Bancorp, Inc.	82,200	2,752,056
TrustCo Bank Corp. NY	133,956	1,064,950
Washington Trust Bancorp, Inc.	35,291	1,736,317

		45,983,333

Batteries/Battery Systems — 1.3%
EnerSys	61,200	5,086,332

Building & Construction Products-Misc. — 3.7%
Armstrong Flooring, Inc.†	150,881	2,895,407
Gibraltar Industries, Inc.†	115,900	4,549,075
Simpson Manufacturing Co., Inc.	178,010	7,424,797

		14,869,279

Building Products-Doors & Windows — 0.6%
Griffon Corp.	106,168	2,548,032

Building Products-Wood — 1.1%
Universal Forest Products, Inc.	45,482	4,333,980

Building-Heavy Construction — 1.0%
Granite Construction, Inc.	74,500	3,926,895

Building-Mobile Home/Manufactured Housing — 1.5%
Thor Industries, Inc.	52,640	5,062,915
Winnebago Industries, Inc.	28,700	823,690

		5,886,605

Building-Residential/Commercial — 1.1%
M/I Homes, Inc.†	157,300	4,272,268

Chemicals-Plastics — 1.1%
A. Schulman, Inc.	9,988	316,120
Landec Corp.†	306,000	4,207,500

		4,523,620

Chemicals-Specialty — 5.3%
H.B. Fuller Co.	24,100	1,273,203
Ingevity Corp.†	55,900	3,534,557
Minerals Technologies, Inc.	15,700	1,235,590
Sensient Technologies Corp.	105,700	8,646,260
Stepan Co.	9,000	763,200
Versum Materials, Inc.	185,300	5,933,306

		21,386,116

Computers-Integrated Systems — 1.6%
NetScout Systems, Inc.†	166,600	6,272,490

Consulting Services — 0.6%
Huron Consulting Group, Inc.†	55,600	2,474,200

Containers-Metal/Glass — 2.0%
Gerresheimer AG	102,500	8,041,265

Disposable Medical Products — 2.2%
STERIS PLC	118,400	8,737,920

Diversified Manufacturing Operations — 1.5%
Carlisle Cos., Inc.	47,700	4,836,303
Federal Signal Corp.	74,200	1,158,262

		5,994,565

Electric-Integrated — 2.1%
IDACORP, Inc.	97,711	8,258,534

Electronic Components-Misc. — 0.2%
Gentex Corp.	41,400	854,910

Engineering/R&D Services — 1.3%
Argan, Inc.	3,500	233,975
EMCOR Group, Inc.	75,371	4,954,890

		5,188,865

Environmental Monitoring & Detection — 0.6%
MSA Safety, Inc.	30,788	2,396,846

Food-Flour & Grain — 0.2%
GrainCorp., Ltd., Class A	140,939	941,373

Food-Meat Products — 2.8%
Maple Leaf Foods, Inc.	446,000	11,164,294

Food-Misc./Diversified — 1.1%
AGT Food & Ingredients, Inc.	57,700	1,332,758
Dairy Crest Group PLC	437,200	3,250,338

		4,583,096

Gas-Distribution — 2.3%
Spire, Inc.	135,100	9,261,105

Gold Mining — 1.6%
Detour Gold Corp.†	243,300	3,074,558
OceanaGold Corp.	992,900	3,236,808

		6,311,366

Home Furnishings — 0.8%
Hooker Furniture Corp.	25,300	1,099,285
La-Z-Boy, Inc.	83,100	2,318,490

		3,417,775

Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	6,290	391,238

Insurance Brokers — 0.6%
Arthur J. Gallagher & Co.	42,700	2,383,087

Insurance-Multi-line — 2.2%
Horace Mann Educators Corp.	92,600	3,578,990

Old Republic International Corp.	254,100	5,254,788

		8,833,778

Insurance-Property/Casualty — 1.5%
Hanover Insurance Group, Inc.	66,300	5,852,301

Insurance-Reinsurance — 2.8%
Aspen Insurance Holdings, Ltd.	115,400	6,041,190
Validus Holdings, Ltd.	91,558	5,061,326

		11,102,516

Machine Tools & Related Products — 1.2%
Kennametal, Inc.	115,600	4,806,648

Machinery-Construction & Mining — 1.0%
Astec Industries, Inc.	60,800	3,851,680

Machinery-Electrical — 0.7%
Franklin Electric Co., Inc.	32,900	1,352,190
Regal Beloit Corp.	17,500	1,379,875

		2,732,065

Machinery-Farming — 0.4%
Lindsay Corp.	19,600	1,702,456

Machinery-General Industrial — 1.4%
Manitowoc Co., Inc.†	261,300	1,559,961
Zebra Technologies Corp., Class A†	42,700	4,025,329

		5,585,290

Medical Products — 2.1%
Hill-Rom Holdings, Inc.	111,400	8,426,296

Metal Processors & Fabrication — 1.3%
Mueller Industries, Inc.	158,500	5,078,340

Miscellaneous Manufacturing — 0.6%
AptarGroup, Inc.	16,600	1,332,980
Hillenbrand, Inc.	26,400	974,160

		2,307,140

Oil & Gas Drilling — 0.4%
Rowan Cos. PLC, Class A†	105,400	1,482,978

Oil Companies-Exploration & Production — 1.9%
Energen Corp.†	84,700	4,403,553
Unit Corp.†	157,400	3,382,526

		7,786,079

Oil Field Machinery & Equipment — 0.2%
Natural Gas Services Group, Inc.†	26,000	712,400

Oil-Field Services — 3.0%
Helix Energy Solutions Group, Inc.†	273,000	1,670,760
Hunting PLC	784,921	5,718,538
Oil States International, Inc.†	160,200	4,765,950

		12,155,248

Real Estate Investment Trusts — 4.8%
Brandywine Realty Trust	361,600	6,136,352
LTC Properties, Inc.	216,100	10,338,224
Sunstone Hotel Investors, Inc.	176,200	2,623,618

		19,098,194

Recreational Vehicles — 2.9%
BRP, Inc.†	282,300	6,673,617
LCI Industries	48,800	4,936,120

		11,609,737

Rental Auto/Equipment — 1.1%
McGrath RentCorp	124,110	4,320,269

Retail-Apparel/Shoe — 1.0%
Caleres, Inc.	110,700	3,190,374
Finish Line, Inc., Class A	55,700	880,617

		4,070,991

Retail-Restaurants — 0.4%
Brinker International, Inc.	38,700	1,710,153

Semiconductor Equipment — 4.7%
Cohu, Inc.	161,000	3,015,530
Kulicke & Soffa Industries, Inc.†	192,900	4,305,528
MKS Instruments, Inc.	104,100	8,145,825
Photronics, Inc.†	305,400	3,512,100

		18,978,983

Steel Pipe & Tube — 1.7%
Mueller Water Products, Inc., Class A	594,100	6,683,625

Telecom Services — 0.8%
ORBCOMM, Inc.†	346,000	3,335,440

Transport-Truck — 1.3%
Saia, Inc.†	113,019	5,441,865

Water — 0.3%
Connecticut Water Service, Inc.	23,500	1,261,245

Wire & Cable Products — 0.5%
Encore Wire Corp.	5,800	256,360
Insteel Industries, Inc.	46,600	1,622,146

		1,878,506

Total Common Stocks (cost $304,915,573)		388,718,626

U.S. CORPORATE BONDS & NOTES — 1.1%
Metal Processors & Fabrication — 0.2%
Mueller Industries, Inc. Sub. Notes 6.00% due 03/01/2027	$792,000	792,000

Oil Companies-Exploration & Production — 0.9%
Unit Corp. Company Guar. Notes 6.63% due 05/15/2021	3,675,000	3,656,625

Total U.S. Corporate Bonds & Notes (cost $4,242,359)		4,448,625

Total Long-Term Investment Securities (cost $309,157,932)		393,167,251

SHORT-TERM INVESTMENT SECURITIES — 1.7%
U.S. Government Agencies — 1.7%
Federal Home Loan Bank Disc. Notes 0.69% due 05/01/2017 (cost $6,910,000)	6,910,000	6,910,000

REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09%, dated 04/28/2017, to be repurchased 05/01/2017 in the amount of $1,372,010 and collateralized by $1,350,000 of United States Treasury Notes, bearing interest at 3.13% due 08/15/2044 and having an approximate value of $1,400,558 (cost $1,372,000)	1,372,000	1,372,000

TOTAL INVESTMENTS (cost $317,439,932)(1)	100.2%	401,449,251
Liabilities in excess of other assets	(0.2)	(864,786)

NET ASSETS	100.0%	$400,584,465

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$388,718,626	$—	$—	$388,718,626
U.S. Corporate Bonds & Notes	—	4,448,625	—	4,448,625
Short-Term Investment Securities	—	6,910,000	—	6,910,000
Repurchase Agreements	—	1,372,000	—	1,372,000

Total Investments at Value	$388,718,626	$12,730,625	$—	$401,449,251

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.2%
Aerospace/Defense-Equipment — 1.4%
Harris Corp.	24,500	$2,741,305
HEICO Corp., Class A	35,625	2,183,813

		4,925,118

Airlines — 1.4%
Southwest Airlines Co.	83,200	4,677,504

Apparel Manufacturers — 1.2%
Gildan Activewear, Inc.	114,594	3,213,216
VF Corp.	15,000	819,450

		4,032,666

Applications Software — 2.0%
Red Hat, Inc.†	31,200	2,748,096
ServiceNow, Inc.†	41,700	3,939,816

		6,687,912

Auto-Cars/Light Trucks — 0.5%
Tesla, Inc.†	5,400	1,695,978

Auto/Truck Parts & Equipment-Original — 1.2%
WABCO Holdings, Inc.†	33,500	3,982,145

Banks-Commercial — 2.7%
East West Bancorp, Inc.	66,900	3,630,663
First Republic Bank	31,700	2,930,982
Signature Bank†	20,100	2,782,845

		9,344,490

Banks-Super Regional — 0.6%
Comerica, Inc.	31,500	2,227,050

Beverages-Non-alcoholic — 0.5%
Monster Beverage Corp.†	35,900	1,629,142

Broadcast Services/Program — 0.7%
Scripps Networks Interactive, Inc., Class A	31,800	2,376,096

Building & Construction Products-Misc. — 1.5%
Fortune Brands Home & Security, Inc.	78,400	4,997,216

Building Products-Air & Heating — 1.4%
Lennox International, Inc.	29,083	4,810,037

Building Products-Cement — 2.4%
Eagle Materials, Inc.	43,500	4,174,695
Vulcan Materials Co.	32,200	3,892,336

		8,067,031

Building-Mobile Home/Manufactured Housing — 0.8%
Thor Industries, Inc.	27,100	2,606,478

Commercial Services — 0.7%
CoStar Group, Inc.†	9,500	2,288,455

Commercial Services-Finance — 5.7%
Equifax, Inc.	34,400	4,654,664
Global Payments, Inc.	41,800	3,417,568
S&P Global, Inc.	30,500	4,092,795
Vantiv, Inc., Class A†	117,000	7,258,680

		19,423,707

Computer Software — 1.1%
Splunk, Inc.†	55,800	3,588,498

Consulting Services — 1.6%
Gartner, Inc.†	46,700	5,328,003

Cruise Lines — 0.9%
Norwegian Cruise Line Holdings, Ltd.†	56,241	3,033,077

Dental Supplies & Equipment — 0.9%
DENTSPLY SIRONA, Inc.	49,121	3,106,412

Distribution/Wholesale — 2.2%
HD Supply Holdings, Inc.†	87,000	3,506,100
LKQ Corp.†	124,800	3,898,752

		7,404,852

Diversified Manufacturing Operations — 0.7%
Carlisle Cos., Inc.	24,000	2,433,360

E-Commerce/Products — 0.6%
Wayfair, Inc., Class A†	45,500	2,079,805

Electronic Components-Misc. — 1.2%
Corning, Inc.	136,800	3,946,680

Electronic Components-Semiconductors — 4.6%
Advanced Micro Devices, Inc.†	162,800	2,165,240
Broadcom, Ltd.	9,200	2,031,452
Cavium, Inc.†	50,200	3,456,270
NVIDIA Corp.	75,300	7,853,790

		15,506,752

Electronic Connectors — 1.9%
Amphenol Corp., Class A	87,100	6,298,201

Enterprise Software/Service — 2.9%
Atlassian Corp. PLC, Class A†	66,400	2,289,472
Guidewire Software, Inc.†	40,400	2,484,196
Veeva Systems, Inc., Class A†	47,300	2,536,226
Workday, Inc., Class A†	28,600	2,499,640

		9,809,534

Entertainment Software — 3.9%
Electronic Arts, Inc.†	107,900	10,231,078
Take-Two Interactive Software, Inc.†	48,492	3,047,722

		13,278,800

Finance-Investment Banker/Broker — 1.6%
Lazard, Ltd., Class A	55,115	2,366,638
TD Ameritrade Holding Corp.	81,400	3,115,178

		5,481,816

Finance-Other Services — 0.9%
Nasdaq, Inc.	47,100	3,243,777

Food-Catering — 0.9%
Aramark	84,000	3,067,680

Food-Meat Products — 0.7%
Tyson Foods, Inc., Class A	39,600	2,544,696

Gambling (Non-Hotel) — 0.6%
Red Rock Resorts, Inc., Class A	84,100	1,966,258

Hotels/Motels — 2.4%
Hilton Grand Vacations, Inc.†	68,240	2,283,993
Hilton Worldwide Holdings, Inc.	99,066	5,841,922

		8,125,915

Internet Security — 0.8%
Palo Alto Networks, Inc.†	24,400	2,645,204

Investment Companies — 0.9%
Oaktree Capital Group LLC	64,900	3,050,300

Investment Management/Advisor Services — 1.2%
Affiliated Managers Group, Inc.	24,300	4,023,837

Lighting Products & Systems — 1.2%
Acuity Brands, Inc.	22,900	4,032,690

Machinery-Construction & Mining — 0.7%
Oshkosh Corp.	34,000	2,359,260

Machinery-General Industrial — 1.0%
Middleby Corp.†	25,300	3,444,089

Medical Instruments — 1.3%
Edwards Lifesciences Corp.†	17,800	1,952,126
Intuitive Surgical, Inc.†	3,100	2,591,197

		4,543,323

Medical-Biomedical/Gene — 5.5%
BioMarin Pharmaceutical, Inc.†	37,800	3,622,752
Illumina, Inc.†	29,620	5,475,553
Incyte Corp.†	18,300	2,274,324
Intercept Pharmaceuticals, Inc.†	15,600	1,752,660
Kite Pharma, Inc.†	35,200	2,889,216
Vertex Pharmaceuticals, Inc.†	23,943	2,832,457

		18,846,962

Medical-Drugs — 2.7%
ACADIA Pharmaceuticals, Inc.†	45,000	1,544,850
Horizon Pharma PLC†	117,800	1,811,764
Jazz Pharmaceuticals PLC†	21,746	3,463,703
Patheon NV†	81,600	2,195,856

		9,016,173

Medical-HMO — 1.6%
Centene Corp.†	33,000	2,455,200
Humana, Inc.	14,220	3,156,556

		5,611,756

Medical-Hospitals — 1.4%
Acadia Healthcare Co., Inc.†	112,900	4,920,182

Medical-Wholesale Drug Distribution — 0.9%
Premier, Inc., Class A†	94,300	3,187,340

Networking Products — 1.1%
Arista Networks, Inc.†	25,700	3,588,748

Non-Hazardous Waste Disposal — 3.0%
Waste Connections, Inc.	110,000	10,122,200

Oil Companies-Exploration & Production — 1.7%
Concho Resources, Inc.†	31,200	3,951,792
Range Resources Corp.	69,300	1,835,757

		5,787,549

Real Estate Management/Services — 1.5%
CBRE Group, Inc., Class A†	143,100	5,124,411

Rental Auto/Equipment — 0.7%
United Rentals, Inc.†	21,900	2,401,554

Resort/Theme Parks — 0.8%
Vail Resorts, Inc.	13,300	2,628,878

Retail-Apparel/Shoe — 1.4%
Ross Stores, Inc.	71,100	4,621,500

Retail-Auto Parts — 1.4%
O’Reilly Automotive, Inc.†	19,500	4,838,925

Retail-Automobile — 0.5%
Copart, Inc.†	55,200	1,705,680

Retail-Convenience Store — 0.8%
Casey’s General Stores, Inc.	23,800	2,667,266

Retail-Discount — 1.0%
Dollar General Corp.	49,100	3,570,061

Retail-Major Department Stores — 0.8%
Nordstrom, Inc.	55,100	2,659,677

Retail-Perfume & Cosmetics — 1.1%
Ulta Beauty, Inc.†	13,300	3,743,152

Semiconductor Equipment — 2.4%
Applied Materials, Inc.	95,100	3,862,011
Lam Research Corp.	29,000	4,200,650

		8,062,661

Textile-Home Furnishings — 3.1%
Mohawk Industries, Inc.†	44,200	10,377,718

Tools-Hand Held — 1.3%
Stanley Black & Decker, Inc.	32,700	4,452,105

Transport-Truck — 0.9%
Old Dominion Freight Line, Inc.	34,400	3,045,088

Web Hosting/Design — 1.2%
GoDaddy, Inc., Class A†	102,900	4,004,868

Total Long-Term Investment Securities (cost $283,562,813)		333,098,298

REPURCHASE AGREEMENTS — 1.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09%, dated 04/28/2017, to be repurchased 05/01/2017 in the amount of $5,810,044, collateralized by $5,715,000 of United States Treasury Bonds, bearing interest at 3.13%, due 08/15/2044 and having an approximate value of $5,929,027. (cost $5,810,000)	$5,810,000	5,810,000

TOTAL INVESTMENTS (cost $289,372,813)(1)	99.9%	338,908,298
Other assets less liabilities	0.1	328,683

NET ASSETS	100.0%	$339,236,981

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$333,098,298	$—	$—	$333,098,298
Repurchase Agreements	—	5,810,000	—	5,810,000

Total Investments at Value	$333,098,298	$5,810,000	$—	$338,908,298

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.7%
Aerospace/Defense-Equipment — 2.5%
Harris Corp.	10,567	$1,182,342
Orbital ATK, Inc.	12,537	1,241,163

		2,423,505

Airlines — 1.6%
Spirit Airlines, Inc.†	27,296	1,563,242

Applications Software — 3.6%
Momo, Inc. ADR†	21,360	811,253
PTC, Inc.†	26,080	1,409,624
Twilio, Inc., Class A†	38,500	1,272,425

		3,493,302

Auto/Truck Parts & Equipment-Original — 1.1%
Tenneco, Inc.	17,340	1,092,940

Beverages-Non-alcoholic — 0.6%
National Beverage Corp.	6,540	579,379

Beverages-Wine/Spirits — 1.0%
Constellation Brands, Inc., Class A	5,796	1,000,042

Building Products-Cement — 1.1%
Vulcan Materials Co.	9,030	1,091,546

Building Products-Doors & Windows — 1.7%
Masonite International Corp.†	20,395	1,696,864

Chemicals-Specialty — 2.3%
Albemarle Corp.	7,390	804,845
Univar, Inc.†	48,570	1,449,814

		2,254,659

Commercial Services — 1.8%
CoStar Group, Inc.†	7,245	1,745,248

Commercial Services-Finance — 7.1%
Euronet Worldwide, Inc.†	18,231	1,506,245
Square, Inc., Class A†	30,470	555,773
Total System Services, Inc.	27,250	1,561,697
TransUnion†	43,026	1,722,331
WEX, Inc.†	15,337	1,556,092

		6,902,138

Computer Services — 1.6%
EPAM Systems, Inc.†	19,999	1,539,923

Computers-Integrated Systems — 2.5%
Mercury Systems, Inc.†	27,830	1,040,285
NCR Corp.†	33,220	1,370,325

		2,410,610

Computers-Other — 0.6%
3D Systems Corp.†	39,250	621,327

Containers-Paper/Plastic — 1.8%
Berry Plastics Group, Inc.†	35,950	1,797,500

Cruise Lines — 1.3%
Norwegian Cruise Line Holdings, Ltd.†	23,160	1,249,019

Data Processing/Management — 1.4%
Acxiom Corp.†	46,903	1,355,497

Disposable Medical Products — 1.0%
ICU Medical, Inc.†	6,390	982,782

Distribution/Wholesale — 2.9%
HD Supply Holdings, Inc.†	38,960	1,570,088
Pool Corp.	10,953	1,310,198

		2,880,286

Diversified Manufacturing Operations — 2.1%
A.O. Smith Corp.	24,996	1,346,784
Carlisle Cos., Inc.	6,710	680,327

		2,027,111

Drug Delivery Systems — 1.0%
DexCom, Inc.†	12,780	996,329

E-Commerce/Services — 1.7%
MercadoLibre, Inc.	7,230	1,655,019

Electric Products-Misc. — 1.4%
Littelfuse, Inc.	8,753	1,349,275

Electronic Components-Semiconductors — 0.8%
Advanced Micro Devices, Inc.†	56,760	754,908

Electronic Security Devices — 1.8%
Allegion PLC	22,322	1,755,402

Enterprise Software/Service — 3.5%
Guidewire Software, Inc.†	27,074	1,664,780
Ultimate Software Group, Inc.†	8,570	1,736,882

		3,401,662

Entertainment Software — 2.0%
Take-Two Interactive Software, Inc.†	30,639	1,925,661

Finance-Consumer Loans — 1.4%
SLM Corp.†	107,730	1,350,934

Finance-Investment Banker/Broker — 1.2%
Raymond James Financial, Inc.	16,085	1,198,654

Finance-Other Services — 1.3%
SEI Investments Co.	24,287	1,231,594

Financial Guarantee Insurance — 0.8%
Radian Group, Inc.	49,200	830,496

Health Care Cost Containment — 0.0%
HealthEquity, Inc.†	100	4,552

Industrial Automated/Robotic — 1.4%
Cognex Corp.	15,535	1,325,757

Lighting Products & Systems — 2.3%
Acuity Brands, Inc.	3,961	697,532
Universal Display Corp.	17,090	1,526,992

		2,224,524

Medical Instruments — 1.2%
Integra LifeSciences Holdings Corp.†	24,662	1,133,712

Medical Products — 2.0%
Cantel Medical Corp.	13,310	990,397
Glaukos Corp.†	19,550	929,212

		1,919,609

Medical-Biomedical/Gene — 4.2%
Bioverativ, Inc.†	18,310	1,076,811
Bluebird Bio, Inc.†	4,891	435,055
Cambrex Corp.†	22,577	1,339,945
Exelixis, Inc.†	25,727	576,285
Prothena Corp. PLC†	5,972	323,264
Seattle Genetics, Inc.†	4,590	313,497

		4,064,857

Medical-Drugs — 0.3%
Neuroderm, Ltd.†	4,896	141,372
TESARO, Inc.†	1,290	190,391

		331,763

Medical-HMO — 1.6%
Tivity Health, Inc.†	47,658	1,601,309

Medical-Outpatient/Home Medical — 1.3%
Amedisys, Inc.†	22,951	1,243,944

Miscellaneous Manufacturing — 1.7%
John Bean Technologies Corp.	18,687	1,656,603

Non-Hazardous Waste Disposal — 2.9%
Waste Connections, Inc.	30,681	2,823,266

Oil Companies-Exploration & Production — 0.8%
Diamondback Energy, Inc.†	8,192	817,889

Patient Monitoring Equipment — 1.0%
Insulet Corp.†	23,367	1,014,361

Recycling — 0.2%
Aqua Metals, Inc.†	14,030	231,495

Resorts/Theme Parks — 3.4%
Six Flags Entertainment Corp.	25,250	1,580,902
Vail Resorts, Inc.	9,062	1,791,195

		3,372,097

Retail-Apparel/Shoe — 1.5%
Burlington Stores, Inc.†	14,805	1,464,511

Retail-Building Products — 0.5%
GMS, Inc.†	14,610	528,298

Retail-Restaurants — 2.2%
Dave & Buster’s Entertainment, Inc.†	19,285	1,234,433
Wingstop, Inc.	30,709	903,766

		2,138,199

Schools — 1.8%
Bright Horizons Family Solutions, Inc.†	22,571	1,718,105
DeVry Education Group, Inc.	1,880	71,158

		1,789,263

Security Services — 1.7%
Brink’s Co.	27,360	1,679,904

Semiconductor Equipment — 1.6%
Teradyne, Inc.	43,730	1,542,357

Telecom Equipment-Fiber Optics — 0.3%
Finisar Corp.†	12,160	277,734

Telephone-Integrated — 1.6%
Zayo Group Holdings, Inc.†	44,155	1,548,516

Theaters — 1.6%
Cinemark Holdings, Inc.	36,074	1,558,397

Water Treatment Systems — 0.3%
Energy Recovery, Inc.†	30,225	255,099

Web Hosting/Design — 1.2%
Q2 Holdings, Inc.†	31,424	1,198,826

Web Portals/ISP — 1.4%
Yandex NV, Class A†	51,509	1,404,135

X-Ray Equipment — 1.2%
Hologic, Inc.†	26,750	1,207,762

Total Long-Term Investment Securities (cost $73,094,301)		95,515,593

REPURCHASE AGREEMENTS — 2.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09%, dated 04/28/2017, to be repurchased 05/01/2017 in the amount of $2,198,016 collateralized by $2,200,000 of United States Treasury Bonds, bearing interest at 3.00% due 11/15/2044 and having an approximate value of $2,244,788 (cost $2,198,000)	$2,198,000	2,198,000

TOTAL INVESTMENTS (cost $75,292,301) (1)	99.9%	97,713,593
Other assets less liabilities	0.1	57,275

NET ASSETS	100.0%	$97,770,868

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$95,515,593	$—	$—	$95,515,593
Repurchase Agreements	—	2,198,000	—	2,198,000

Total Investments at Value	$95,515,593	$2,198,000	$—	$97,713,593

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.8%
Airlines — 0.8%
Spirit Airlines, Inc.†	38,723	$2,217,666

Applications Software — 1.1%
HubSpot, Inc.†	45,361	3,041,455

Banks-Commercial — 1.6%
East West Bancorp, Inc.	34,354	1,864,392
Western Alliance Bancorp†	54,160	2,594,264

		4,458,656

Building & Construction Products-Misc. — 2.0%
Owens Corning	34,323	2,088,555
Summit Materials, Inc., Class A†	133,715	3,431,127

		5,519,682

Building & Construction-Misc. — 0.8%
TopBuild Corp.†	44,811	2,293,875

Building Products-Doors & Windows — 1.3%
Masonite International Corp.†	44,811	3,728,275

Building-Heavy Construction — 0.9%
Dycom Industries, Inc.†	24,200	2,556,972

Chemicals-Plastics — 0.8%
PolyOne Corp.	57,964	2,272,768

Chemicals-Specialty — 1.0%
Methanex Corp.	59,747	2,742,387

Commercial Services — 1.6%
CoStar Group, Inc.†	18,525	4,462,487

Commercial Services-Finance — 3.1%
Euronet Worldwide, Inc.†	46,127	3,811,013
MarketAxess Holdings, Inc.	25,958	4,997,434

		8,808,447

Communications Software — 0.8%
BroadSoft, Inc.†	60,461	2,321,702

Computer Aided Design — 0.8%
Cadence Design Systems, Inc.†	67,253	2,190,430

Computer Services — 4.1%
DST Systems, Inc.	20,291	2,498,025
EPAM Systems, Inc.†	32,890	2,532,530
ExlService Holdings, Inc.†	30,837	1,471,233
Globant SA†	62,163	2,355,356
WNS Holdings, Ltd. ADR†	86,922	2,783,243

		11,640,387

Computer Software — 2.9%
InterXion Holding NV†	107,132	4,463,119
SS&C Technologies Holdings, Inc.	98,190	3,607,501

		8,070,620

Consumer Products-Misc. — 1.2%
Helen of Troy, Ltd.†	36,713	3,451,022

Containers-Paper/Plastic — 1.0%
Berry Plastics Group, Inc.†	53,832	2,691,600

Data Processing/Management — 0.5%
Fair Isaac Corp.	10,726	1,453,159

Dental Supplies & Equipment — 1.1%
Align Technology, Inc.†	23,588	3,175,417

Diagnostic Equipment — 1.0%
VWR Corp.†	103,994	2,938,870

Distribution/Wholesale — 2.8%
Core-Mark Holding Co., Inc.	45,232	1,584,025
Pool Corp.	34,481	4,124,617
WESCO International, Inc.†	37,720	2,299,034

		8,007,676

Diversified Manufacturing Operations — 1.8%
A.O. Smith Corp.	28,935	1,559,018
EnPro Industries, Inc.	50,116	3,540,695

		5,099,713

Drug Delivery Systems — 1.0%
DexCom, Inc.†	36,719	2,862,613

Electronic Components-Semiconductors — 4.0%
MACOM Technology Solutions Holdings, Inc.†	66,773	3,263,864
Microsemi Corp.†	68,835	3,231,115
Qorvo, Inc.†	25,683	1,747,215
Silicon Laboratories, Inc.†	40,503	2,881,788

		11,123,982

Electronic Security Devices — 0.6%
Allegion PLC	20,640	1,623,130

Enterprise Software/Service — 4.6%
Evolent Health, Inc., Class A†	105,370	2,449,852
Guidewire Software, Inc.†	74,228	4,564,280
Paycom Software, Inc.†	11,690	704,323
Tyler Technologies, Inc.†	18,950	3,100,030
Ultimate Software Group, Inc.†	9,759	1,977,857

		12,796,342

Entertainment Software — 1.3%
Take-Two Interactive Software, Inc.†	56,245	3,534,998

Finance-Investment Banker/Broker — 1.5%
E*TRADE Financial Corp.†	125,959	4,351,883

Finance-Other Services — 1.3%
CBOE Holdings, Inc.	45,123	3,718,586

Financial Guarantee Insurance — 1.2%
MGIC Investment Corp.†	317,427	3,345,681

Food-Confectionery — 0.6%
Hostess Brands, Inc.†	95,114	1,630,254

Food-Misc./Diversified — 1.8%
B&G Foods, Inc.	39,935	1,677,270
Pinnacle Foods, Inc.	57,422	3,339,089

		5,016,359

Health Care Cost Containment — 1.5%
HealthEquity, Inc.†	94,221	4,288,940

Home Decoration Products — 0.4%
Newell Brands, Inc.	23,104	1,102,985

Home Furnishings — 0.6%
American Woodmark Corp.†	18,021	1,656,130

Human Resources — 2.6%
Korn/Ferry International	36,265	1,174,986
On Assignment, Inc.†	64,532	3,340,822
Robert Half International, Inc.	58,571	2,697,194

		7,213,002

Industrial Automated/Robotic — 0.1%
Cognex Corp.	4,197	358,172

Instruments-Controls — 0.7%
Woodward, Inc.	29,898	2,023,198

Insurance-Property/Casualty — 1.1%
Selective Insurance Group, Inc.	56,168	2,965,670

Lasers-System/Components — 0.3%
Coherent, Inc.†	4,007	863,909

Medical Instruments — 1.7%
Bio-Techne Corp.	19,591	2,097,804
Integra LifeSciences Holdings Corp.†	56,461	2,595,512

		4,693,316

Medical Products — 2.8%
Penumbra, Inc.†	44,278	3,783,555
Wright Medical Group NV†	138,984	4,223,724

		8,007,279

Medical-Biomedical/Gene — 1.6%
Retrophin, Inc.†	103,281	2,023,275
Sage Therapeutics, Inc.†	36,768	2,610,528

		4,633,803

Medical-Drugs — 4.3%
Eagle Pharmaceuticals, Inc.†	38,234	3,463,618
Pacira Pharmaceuticals, Inc.†	65,094	3,160,314
Patheon NV†	92,366	2,485,569
TESARO, Inc.†	19,385	2,861,032

		11,970,533

Medical-Generic Drugs — 0.9%
Impax Laboratories, Inc.†	127,718	1,794,438
Teligent, Inc.†	105,089	829,152

		2,623,590

Medical-Hospitals — 1.1%
Acadia Healthcare Co., Inc.†	72,179	3,145,561

Medical-Wholesale Drug Distribution — 0.8%
Premier, Inc., Class A†	68,394	2,311,717

Motion Pictures & Services — 0.5%
Lions Gate Entertainment Corp., Class A	30,126	788,398
Lions Gate Entertainment Corp., Class B†	29,338	699,711

		1,488,109

Office Furnishings-Original — 0.9%
Steelcase, Inc., Class A	144,718	2,467,442

Oil Companies-Exploration & Production — 3.6%
Callon Petroleum Co.†	365,380	4,326,099
Centennial Resource Development, Inc., Class A†	156,257	2,576,678
Diamondback Energy, Inc.†	31,682	3,163,131

		10,065,908

Real Estate Investment Trusts — 1.2%
CubeSmart	83,460	2,114,876
Physicians Realty Trust	70,840	1,391,298

		3,506,174

Recreational Vehicles — 0.9%
Brunswick Corp.	45,920	2,605,960

Research & Development — 1.4%
INC Research Holdings, Inc., Class A†	86,363	3,886,335

Resort/Theme Parks — 1.1%
Vail Resorts, Inc.	15,329	3,029,930

Respiratory Products — 1.5%
Inogen, Inc.†	52,209	4,327,604

Retail-Apparel/Shoe — 1.3%
Burlington Stores, Inc.†	35,719	3,533,324

Retail-Building Products — 0.8%
BMC Stock Holdings, Inc.†	95,097	2,215,760

Retail-Misc./Diversified — 1.3%
Five Below, Inc.†	71,769	3,525,293

Retail-Restaurants — 1.5%
Jack in the Box, Inc.	14,705	1,499,469
Texas Roadhouse, Inc.	35,962	1,685,899
Wingstop, Inc.	32,952	969,777

		4,155,145

Savings & Loans/Thrifts — 0.9%
Sterling Bancorp	113,628	2,641,851

Schools — 1.0%
Bright Horizons Family Solutions, Inc.†	37,715	2,870,866

Semiconductor Components-Integrated Circuits — 0.8%
Cirrus Logic, Inc.†	35,685	2,296,330

Semiconductor Equipment — 0.7%
MKS Instruments, Inc.	26,700	2,089,275

Storage/Warehousing — 0.4%
Mobile Mini, Inc.	42,177	1,210,480

Telecom Equipment-Fiber Optics — 1.0%
Ciena Corp.†	122,955	2,816,899

Telecommunication Equipment — 0.8%
ARRIS International PLC†	90,547	2,353,317

Theaters — 1.4%
Cinemark Holdings, Inc.	92,794	4,008,701

Therapeutics — 1.3%
Neurocrine Biosciences, Inc.†	67,211	3,589,067

Transport-Rail — 1.0%
Genesee & Wyoming, Inc., Class A†	41,720	2,826,947

Web Hosting/Design — 0.9%
Q2 Holdings, Inc.†	63,760	2,432,444

Total Long-Term Investment Securities (cost $228,729,728)		274,948,060

SHORT-TERM INVESTMENT SECURITIES — 1.8%
Time Deposits — 1.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 05/01/2017 (cost $4,954,000)	$4,954,000	4,954,000

TOTAL INVESTMENTS (cost $233,683,728)(1)	99.6%	279,902,060
Other assets less liabilities	0.4	1,195,165

NET ASSETS	100.0%	$281,097,225

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$274,948,060	$—	$—	$274,948,060
Short-Term Investment Securities	—	4,954,000	—	4,954,000

Total Investments at Value	$274,948,060	$4,954,000	$—	$279,902,060

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Janus Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 96.9%
Aerospace/Defense — 1.6%
General Dynamics Corp.	23,111	$4,478,681

Applications Software — 9.8%
Microsoft Corp.	217,718	14,904,974
salesforce.com, Inc.†	143,232	12,335,140

		27,240,114

Athletic Footwear — 2.6%
NIKE, Inc., Class B	129,329	7,166,120

Auto-Cars/Light Trucks — 1.0%
Tesla, Inc.†	8,595	2,699,432

Building Products-Cement — 1.3%
Vulcan Materials Co.	29,589	3,576,718

Commercial Services — 1.9%
CoStar Group, Inc.†	21,969	5,292,113

Commercial Services-Finance — 4.0%
PayPal Holdings, Inc.†	154,402	7,368,063
S&P Global, Inc.	28,682	3,848,838

		11,216,901

Containers-Paper/Plastic — 1.7%
Sealed Air Corp.	106,901	4,705,782

Diversified Banking Institutions — 2.9%
Goldman Sachs Group, Inc.	36,249	8,112,526

Diversified Manufacturing Operations — 2.9%
General Electric Co.	276,264	8,008,893

Drug Delivery Systems — 0.7%
DexCom, Inc.†	26,011	2,027,818

E-Commerce/Products — 3.7%
Amazon.com, Inc.†	11,160	10,322,889

E-Commerce/Services — 3.2%
Ctrip.com International, Ltd. ADR†	80,908	4,086,663
Priceline Group, Inc.†	2,600	4,801,732

		8,888,395

Electronic Components-Semiconductors — 1.5%
Texas Instruments, Inc.	54,469	4,312,856

Electronic Forms — 3.0%
Adobe Systems, Inc.†	62,157	8,312,877

Enterprise Software/Service — 1.2%
Workday, Inc., Class A†	38,393	3,355,548

Entertainment Software — 4.6%
Activision Blizzard, Inc.	244,444	12,772,199

Finance-Credit Card — 4.0%
MasterCard, Inc., Class A	96,897	11,271,059

Finance-Investment Banker/Broker — 2.3%
Charles Schwab Corp.	162,972	6,331,462

Finance-Other Services — 2.0%
Intercontinental Exchange, Inc.	93,921	5,654,044

Internet Content-Entertainment — 4.7%
Facebook, Inc., Class A†	66,168	9,941,742
Netflix, Inc.†	20,669	3,145,822

		13,087,564

Medical Instruments — 3.0%
Boston Scientific Corp.†	316,680	8,354,018

Medical Labs & Testing Services — 1.7%
Quintiles IMS Holdings, Inc.†	55,937	4,714,370

Medical-Biomedical/Gene — 5.3%
Biogen, Inc.†	15,389	4,173,651
Celgene Corp.†	28,199	3,498,086
Regeneron Pharmaceuticals, Inc.†	18,503	7,188,230

		14,859,967

Medical-Drugs — 7.3%
Allergan PLC	44,099	10,753,982
Zoetis, Inc.	170,299	9,555,477

		20,309,459

Medical-HMO — 1.6%
Humana, Inc.	20,069	4,454,917

Real Estate Investment Trusts — 1.4%
Crown Castle International Corp.	43,163	4,083,220

Retail-Building Products — 1.1%
Lowe’s Cos., Inc.	36,584	3,105,250

Retail-Discount — 2.6%
Costco Wholesale Corp.	41,516	7,369,920

Retail-Restaurants — 1.5%
Starbucks Corp.	69,018	4,145,221

Semiconductor Equipment — 1.8%
ASML Holding NV	37,371	4,927,366

Transport-Rail — 3.1%
CSX Corp.	171,725	8,730,499

Web Portals/ISP — 5.9%
Alphabet, Inc., Class C†	18,120	16,415,995

Total Long-Term Investment Securities (cost $222,154,566)		270,304,193

SHORT-TERM INVESTMENT SECURITIES — 1.0%
U.S. Government Agencies — 1.0%
Federal Home Loan Bank 0.60% due 05/01/2017 (cost $2,800,000)	$2,800,000	2,800,000

TOTAL INVESTMENTS (cost $224,954,566)(1)	97.9%	273,104,193
Other assets less liabilities	2.1	5,741,644

NET ASSETS	100.0%	$278,845,837

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis. on a tax basis.
ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$270,304,193	$—	$—	$270,304,193
Short-Term Investment Securities	—	2,800,000	—	2,800,000

Total Investments at Value	$270,304,193	$2,800,000	$—	$273,104,193

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Technology Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.0%
Applications Software — 5.4%
Microsoft Corp.	8,400	$575,064
Nuance Communications, Inc.†	114,979	2,056,975
salesforce.com, Inc.†	6,983	601,376
Tableau Software, Inc., Class A†	3,568	191,530
Verint Systems, Inc.†	3,700	145,410

		3,570,355

Broadcast Services/Program — 1.9%
TiVo Corp.	62,700	1,238,325

Cable/Satellite TV — 0.6%
Comcast Corp., Class A	9,700	380,143

Commercial Services-Finance — 1.4%
CPI Card Group, Inc.	37,406	134,662
Euronet Worldwide, Inc.†	3,591	296,688
Travelport Worldwide, Ltd.	38,514	507,229

		938,579

Computer Aided Design — 3.7%
Synopsys, Inc.†	32,976	2,430,331

Computer Data Security — 2.4%
Check Point Software Technologies, Ltd.†	7,034	731,606
Fortinet, Inc.†	22,300	869,700

		1,601,306

Computer Graphics — 0.6%
CyberArk Software, Ltd.†	7,929	419,523

Computer Services — 1.9%
DXC Technology Co.†	8,982	676,704
Hewlett Packard Enterprise Co.	30,700	571,941

		1,248,645

Computer Software — 0.5%
Splunk, Inc.†	5,300	340,843

Computers — 5.2%
Apple, Inc.	23,878	3,430,075

Computers-Memory Devices — 3.2%
Western Digital Corp.	24,100	2,146,587

Computers-Periphery Equipment — 1.4%
Electronics For Imaging, Inc.†	20,621	944,029

Data Processing/Management — 0.4%
Fidelity National Information Services, Inc.	3,500	294,665

Diagnostic Kits — 0.8%
Alere, Inc.†	10,200	501,534

E-Commerce/Products — 1.1%
eBay, Inc.†	20,900	698,269

E-Commerce/Services — 0.6%
Ctrip.com International, Ltd. ADR†	4,000	202,040
Priceline Group, Inc.†	100	184,682

		386,722

Electronic Components-Semiconductors — 25.7%
Broadcom, Ltd.	19,663	4,341,787
Cavium, Inc.†	19,620	1,350,837
Inphi Corp.†	11,700	484,614
Lattice Semiconductor Corp.†	130,822	897,439
Mellanox Technologies, Ltd.†	16,900	797,680
Microchip Technology, Inc.	8,400	634,872
Micron Technology, Inc.†	66,000	1,826,220
ON Semiconductor Corp.†	53,744	762,090
Qorvo, Inc.†	41,541	2,826,034
Skyworks Solutions, Inc.	8,426	840,410
Synaptics, Inc.†	34,786	1,905,229
Tower Semiconductor, Ltd.†	15,171	326,480

		16,993,692

Electronic Forms — 0.2%
Adobe Systems, Inc.†	1,100	147,114

Electronic Measurement Instruments — 1.3%
Orbotech, Ltd.†	25,400	836,422

Enterprise Software/Service — 1.8%
Oracle Corp.	25,800	1,159,968

Entertainment Software — 0.3%
Zynga, Inc., Class A†	69,900	202,011

Finance-Credit Card — 2.4%
Visa, Inc., Class A	17,400	1,587,228

Internet Application Software — 0.1%
Okta, Inc.†	2,629	68,485

Internet Content-Entertainment — 1.7%
Facebook, Inc., Class A†	7,400	1,111,850

Metal Processors & Fabrication — 0.5%
Catcher Technology Co., Ltd.	35,000	359,617

Networking Products — 1.2%
Arista Networks, Inc.†	5,486	766,065

Office Automation & Equipment — 1.1%
Xerox Corp.	100,100	719,719

Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	675	49,815

Retail-Apparel/Shoe — 0.2%
Zalando SE†*	3,100	136,711

Semiconductor Components-Integrated Circuits — 7.8%
Cirrus Logic, Inc.†	4,900	315,315
Integrated Device Technology, Inc.†	50,400	1,209,096
Maxim Integrated Products, Inc.	44,469	1,963,306
NXP Semiconductors NV†	15,892	1,680,579

		5,168,296

Semiconductor Equipment — 14.6%
Applied Materials, Inc.	35,500	1,441,655
Lam Research Corp.	43,224	6,260,997
Teradyne, Inc.	56,193	1,981,927

		9,684,579

Telecom Equipment-Fiber Optics — 0.8%
Oclaro, Inc.†	64,600	517,446

Telecommunication Equipment — 1.2%
ARRIS International PLC†	31,800	826,482

Toys — 0.2%
Nintendo Co., Ltd. ADR†	3,200	101,376

Web Hosting/Design — 0.1%
GoDaddy, Inc., Class A†	1,700	66,164

Web Portals/ISP — 4.6%
Alphabet, Inc., Class A†	1,500	1,386,780

Alphabet, Inc., Class C†	1,803	1,633,446

		3,020,226

Total Long-Term Investment Securities (cost $47,665,960)		64,093,197

REPURCHASE AGREEMENTS — 3.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09% dated 04/28/2017, to be repurchased 05/01/2017 in the amount of $2,347,018 and collateralized by $2,350,000 of United States Treasury Bonds, bearing interest at 3.00% due 11/15/2044 and having an approximate value of $2,397,841 (cost $2,347,000)	$2,347,000	2,347,000

TOTAL INVESTMENTS (cost $50,012,960)(1)	100.5%	66,440,197
Liabilities in excess of other assets	(0.5)	(334,743)

NET ASSETS	100.0%	$66,105,454

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2017, the aggregate value of these securities was $136,711 representing 0.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$64,093,197	$—	$—	$64,093,197
Repurchase Agreements	—	2,347,000	—	2,347,000

Total Investments at Value	$64,093,197	$2,347,000	$—	$66,440,197

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 96.7%
Aerospace/Defense — 1.0%
Esterline Technologies Corp.†	67,600	$6,182,020

Airlines — 1.3%
SkyWest, Inc.	200,700	7,466,040

Applications Software — 1.3%
Verint Systems, Inc.†	197,150	7,747,995

Auction Houses/Art Dealers — 1.4%
Sotheby’s†	179,980	8,523,853

Auto/Truck Parts & Equipment-Original — 3.1%
Dana, Inc.	370,400	7,193,168
Lear Corp.	40,600	5,791,996
Tenneco, Inc.	86,670	5,462,810

		18,447,974

Banks-Commercial — 7.0%
Associated Banc-Corp.	276,650	6,888,585
Fulton Financial Corp.	340,110	6,275,029
Synovus Financial Corp.	171,470	7,167,446
Texas Capital Bancshares, Inc.†	71,640	5,451,804
Webster Financial Corp.	152,927	7,770,221
Zions Bancorporation	218,820	8,759,365

		42,312,450

Banks-Super Regional — 3.2%
Comerica, Inc.	140,990	9,967,993
Huntington Bancshares, Inc.	726,840	9,347,162

		19,315,155

Batteries/Battery Systems — 1.3%
EnerSys	90,450	7,517,300

Building-Heavy Construction — 1.2%
Tutor Perini Corp.†	225,530	6,957,601

Building-Maintenance & Services — 0.7%
ABM Industries, Inc.	100,820	4,354,416

Building-Residential/Commercial — 2.0%
CalAtlantic Group, Inc.	209,170	7,576,137
PulteGroup, Inc.	193,250	4,380,978

		11,957,115

Chemicals-Diversified — 0.9%
Huntsman Corp.	220,280	5,456,336

Chemicals-Specialty — 0.8%
Ingevity Corp.†	78,230	4,946,483

Commercial Services — 0.9%
Quanta Services, Inc.†	146,630	5,196,567

Computer Services — 3.0%
Amdocs, Ltd.	142,920	8,752,421
Convergys Corp.	54,797	1,233,480
Genpact, Ltd.	317,950	7,764,339

		17,750,240

Computers-Integrated Systems — 2.2%
NCR Corp.†	164,800	6,798,000
VeriFone Systems, Inc.†	327,940	6,080,008

		12,878,008

Consulting Services — 1.5%
Booz Allen Hamilton Holding Corp.	255,610	9,184,067

Containers-Paper/Plastic — 1.5%
Graphic Packaging Holding Co.	678,440	9,213,215

Distribution/Wholesale — 1.4%
Anixter International, Inc.†	100,450	8,191,697

Diversified Manufacturing Operations — 0.8%
ITT, Inc.	107,300	4,520,549

E-Services/Consulting — 1.2%
CDW Corp.	122,040	7,211,344

Electric-Integrated — 3.2%
NorthWestern Corp.	89,450	5,347,321
PNM Resources, Inc.	206,530	7,693,242
Portland General Electric Co.	136,800	6,202,512

		19,243,075

Electronic Components-Misc. — 0.9%
Vishay Intertechnology, Inc.	321,580	5,257,833

Electronic Components-Semiconductors — 1.7%
Mellanox Technologies, Ltd.†	77,130	3,640,536
Qorvo, Inc.†	94,330	6,417,270

		10,057,806

Electronic Parts Distribution — 1.2%
Avnet, Inc.	183,480	7,098,841

Engineering/R&D Services — 1.3%
AECOM†	218,928	7,489,527

Finance-Consumer Loans — 0.6%
OneMain Holdings, Inc.†	145,620	3,395,858

Food-Misc./Diversified — 0.6%
Ingredion, Inc.	28,686	3,551,901

Footwear & Related Apparel — 0.5%
Crocs, Inc.†	493,260	3,073,010

Gas-Distribution — 0.6%
Southwest Gas Corp.	43,600	3,651,936

Insurance-Multi-line — 1.6%
American Financial Group, Inc.	100,780	9,806,902

Insurance-Property/Casualty — 2.9%
First American Financial Corp.	167,500	7,271,175
Hanover Insurance Group, Inc.	39,110	3,452,240
Selective Insurance Group, Inc.	119,350	6,301,680

		17,025,095

Insurance-Reinsurance — 4.0%
Essent Group, Ltd.†	239,746	8,872,999
Reinsurance Group of America, Inc.	68,140	8,520,226
Validus Holdings, Ltd.	118,520	6,551,786

		23,945,011

Machinery-Construction & Mining — 2.8%
Oshkosh Corp.	119,780	8,311,534
Terex Corp.	244,430	8,550,161

		16,861,695

Machinery-Electrical — 1.4%
Regal Beloit Corp.	108,870	8,584,400

Machinery-Pumps — 1.3%
SPX FLOW, Inc.†	217,150	7,847,801

Medical Labs & Testing Services — 1.5%
ICON PLC†	106,350	8,985,512

Medical-Drugs — 0.7%
Horizon Pharma PLC†	285,650	4,393,297

Medical-HMO — 2.3%
Molina Healthcare, Inc.†	136,970	6,819,736

WellCare Health Plans, Inc.†	46,140	7,078,337

		13,898,073

Medical-Hospitals — 1.4%
LifePoint Health, Inc.†	132,826	8,255,136

Networking Products — 1.2%
Infinera Corp.†	371,820	3,688,454
NETGEAR, Inc.†	77,928	3,674,305

		7,362,759

Office Furnishings-Original — 0.2%
Steelcase, Inc., Class A	81,476	1,389,166

Oil & Gas Drilling — 0.9%
Helmerich & Payne, Inc.	85,480	5,183,507

Oil Companies-Exploration & Production — 4.4%
Oasis Petroleum, Inc.†	460,010	5,492,519
QEP Resources, Inc.†	572,830	6,765,122
SM Energy Co.	286,940	6,481,975
SRC Energy, Inc.†	1,034,350	7,798,999

		26,538,615

Oil Refining & Marketing — 0.8%
HollyFrontier Corp.	178,270	5,016,518

Oil-Field Services — 2.2%
Helix Energy Solutions Group, Inc.†	167,086	1,022,566
Oil States International, Inc.†	149,960	4,461,310
RPC, Inc.	413,620	7,515,475

		12,999,351

Publishing-Books — 0.8%
Scholastic Corp.	113,000	4,884,990

Real Estate Investment Trusts — 3.7%
Education Realty Trust, Inc.	210,780	8,171,941
Empire State Realty Trust, Inc., Class A	232,960	4,845,568
Gramercy Property Trust	328,665	9,133,600

		22,151,109

Retail-Apparel/Shoe — 2.5%
Burlington Stores, Inc.†	40,264	3,982,915
Caleres, Inc.	204,420	5,891,384
Children’s Place, Inc.	43,485	4,992,078

		14,866,377

Retail-Arts & Crafts — 1.4%
Michaels Cos., Inc.†	347,100	8,108,256

Retail-Restaurants — 2.6%
Bloomin’ Brands, Inc.	383,940	8,327,659
Brinker International, Inc.	163,239	7,213,531

		15,541,190

Rubber/Plastic Products — 1.2%
Trinseo SA	109,220	7,252,208

Semiconductor Components-Integrated Circuits — 2.4%
Cypress Semiconductor Corp.	608,290	8,522,143
Integrated Device Technology, Inc.†	238,470	5,720,895

		14,243,038

Theaters — 1.4%
Regal Entertainment Group, Class A	383,170	8,456,562

Transport-Air Freight — 1.0%
Atlas Air Worldwide Holdings, Inc.†	102,090	5,921,220

Transport-Services — 0.8%
Ryder System, Inc.	72,950	4,954,035

Transport-Truck — 1.0%
Werner Enterprises, Inc.	212,960	5,813,808

Total Long-Term Investment Securities (cost $477,602,711)		578,435,843

SHORT-TERM INVESTMENT SECURITIES —3.5%
Time Deposits — 3.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 05/01/2017 (cost $21,157,000)	$21,157,000	21,157,000

TOTAL INVESTMENTS (cost $498,759,711)(1)	100.2%	599,592,843
Liabilities in excess of other assets	(0.2)	(1,211,678)

NET ASSETS	100.0%	$598,381,165

†	Non-income producing security

(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$578,435,843	$—	$—	$578,435,843
Short-Term Investment Securities	—	21,157,000	—	21,157,000

Total Investments at Value	$578,435,843	$21,157,000	$—	$599,592,843

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Index Allocation 60/40 Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.0%
Domestic Equity Investment Companies — 50.1%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	126,079	$2,549,815
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1†	30,890	317,447
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	30,709	320,008

Total Domestic Equity Investment Companies (cost $3,136,556)		3,187,270

Domestic Fixed Income Investment Companies — 37.5%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1† (cost $2,367,175)	236,230	2,383,060

International Equity Investment Companies — 12.4%
SunAmerica Series Trust SA International Index Portfolio, Class 1† (cost $769,400)	75,861	792,456

TOTAL INVESTMENTS (cost $6,273,131)(1)	100.0%	6,362,786
Liabilities in excess of other assets	(0.0)	(2,199)

NET ASSETS	100.0%	$6,360,587

@	The SunAmerica Series Trust SA Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 2
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$6,362,786	$—	$—	$6,362,786

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Index Allocation 80/20 Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.0%
Domestic Equity Investment Companies — 64.9%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	184,665	$3,734,658
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1†	72,408	744,111
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	36,009	375,240

Total Domestic Equity Investment Companies (cost $4,787,121)		4,854,009

Domestic Fixed Income Investment Companies — 17.3%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1† (cost $1,288,671)	128,676	1,298,064

International Equity Investment Companies — 17.8%
SunAmerica Series Trust SA International Index Portfolio, Class 1† (cost $1,288,974)	127,288	1,329,679

TOTAL INVESTMENTS (cost $7,364,766)(1)	100.0%	7,481,752
Liabilities in excess of other assets	(0.0)	(2,551)

NET ASSETS	100.0%	$7,479,201

@	The SunAmerica Series Trust SA Index Allocation 80/20 Portfolio invest in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 2
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$7,481,752	$—	$—	$7,481,752

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recongnize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Index Allocation 90/10 Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.0%
Domestic Equity Investment Companies — 69.7%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	482,197	$9,751,914
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1†	172,211	1,769,743
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	85,573	891,726

Total Domestic Equity Investment Companies (cost $12,253,568)		12,413,383

Domestic Fixed Income Investment Companies — 6.8%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1† (cost $1,197,538)	119,557	1,206,076

International Equity Investment Companies — 23.5%
SunAmerica Series Trust SA International Index Portfolio, Class 1† (cost $4,054,366)	400,162	4,180,171

TOTAL INVESTMENTS (cost $17,505,472) (1)	100.0%	17,799,630
Liabilities in excess of other assets	(0.0)	(4,977)

NET ASSETS	100.0%	$17,794,653

@	The SunAmerica Series Trust SA Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 2.
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$17,799,630	$—	$—	$17,799,630

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 96.2%
Aerospace/Defense — 0.6%
Esterline Technologies Corp.†	1,919	$175,492
Rockwell Collins, Inc.	2,034	211,739
Teledyne Technologies, Inc.†	2,278	307,143

		694,374

Aerospace/Defense-Equipment — 0.7%
Curtiss-Wright Corp.	2,877	268,884
KLX, Inc.†	3,396	160,631
Orbital ATK, Inc.	3,721	368,379

		797,894

Airlines — 0.4%
JetBlue Airways Corp.†	21,792	475,719

Apparel Manufacturers — 0.3%
Carter’s, Inc.	3,141	289,098

Applications Software — 0.4%
PTC, Inc.†	7,482	404,402

Auction Houses/Art Dealers — 0.1%
Sotheby’s†	2,980	141,133

Auto/Truck Parts & Equipment-Original — 0.2%
Dana, Inc.	9,311	180,820

Banks-Commercial — 7.4%
Associated Banc-Corp.	9,815	244,393
BancorpSouth, Inc.	5,516	167,962
Bank of Hawaii Corp.	2,757	224,640
Bank of the Ozarks, Inc.	5,896	279,883
Cathay General Bancorp, Class B	4,839	184,124
Chemical Financial Corp.	4,595	218,033
Commerce Bancshares, Inc.	5,651	310,522
Cullen/Frost Bankers, Inc.	3,668	346,222
East West Bancorp, Inc.	9,321	505,851
First Horizon National Corp.	15,109	277,250
FNB Corp.	20,719	295,039
Fulton Financial Corp.	11,257	207,692
Hancock Holding Co.	5,448	254,422
International Bancshares Corp.	3,755	140,437
MB Financial, Inc.	4,602	195,631
PacWest Bancorp	7,751	382,822
PrivateBancorp, Inc.	5,175	298,960
Prosperity Bancshares, Inc.	4,492	301,862
Signature Bank†	3,471	480,560
SVB Financial Group†	3,383	595,205
Synovus Financial Corp.	7,908	330,554
TCF Financial Corp.	11,043	182,320
Texas Capital Bancshares, Inc.†	3,201	243,596
Trustmark Corp.	4,376	145,371
UMB Financial Corp.	2,834	205,437
Umpqua Holdings Corp.	14,247	251,744
United Bankshares, Inc.	5,239	209,036
Valley National Bancorp	17,060	200,626
Webster Financial Corp.	5,948	302,218
Wintrust Financial Corp.	3,386	239,932

		8,222,344

Batteries/Battery Systems — 0.4%
Energizer Holdings, Inc.	4,005	237,216
EnerSys	2,808	233,373

		470,589

Brewery — 0.1%
Boston Beer Co., Inc., Class A†	601	86,754

Building & Construction Products-Misc. — 0.2%
Louisiana-Pacific Corp.†	9,331	240,180

Building Products-Air & Heating — 0.4%
Lennox International, Inc.	2,501	413,640

Building Products-Cement — 0.3%
Eagle Materials, Inc.	3,130	300,386

Building Products-Light Fixtures — 0.1%
Cree, Inc.†	6,297	137,778

Building-Heavy Construction — 0.3%
Dycom Industries, Inc.†	2,031	214,595
Granite Construction, Inc.	2,562	135,043

		349,638

Building-Maintenance & Services — 0.2%
Rollins, Inc.	6,203	240,862

Building-Mobile Home/Manufactured Housing — 0.3%
Thor Industries, Inc.	3,094	297,581

Building-Residential/Commercial — 1.1%
CalAtlantic Group, Inc.	4,662	168,857
KB Home	5,378	110,787
NVR, Inc.†	223	470,809
Toll Brothers, Inc.	9,559	344,028
TRI Pointe Group, Inc.†	10,253	127,650

		1,222,131

Cable/Satellite TV — 0.2%
Cable One, Inc.	303	206,604

Chemicals-Diversified — 0.3%
Olin Corp.	10,694	343,598

Chemicals-Plastics — 0.2%
PolyOne Corp.	5,313	208,323

Chemicals-Specialty — 1.9%
Ashland Global Holdings, Inc.	4,023	496,841
Cabot Corp.	4,021	242,024
Chemours Co.	11,843	477,154
Minerals Technologies, Inc.	2,266	178,334
NewMarket Corp.	598	281,479
Sensient Technologies Corp.	2,869	234,684
Versum Materials, Inc.	7,028	225,037

		2,135,553

Coal — 0.2%
CONSOL Energy, Inc.†	11,422	173,386

Coatings/Paint — 0.9%
RPM International, Inc.	8,635	453,855
Valspar Corp.	4,727	531,504

		985,359

Commercial Services — 0.5%
CoreLogic, Inc.†	5,456	233,189
Live Nation Entertainment, Inc.†	8,549	274,936

		508,125

Commercial Services-Finance — 1.2%
CDK Global, Inc.	9,376	609,534
MarketAxess Holdings, Inc.	2,433	468,401
WEX, Inc.†	2,486	252,229

		1,330,164

Computer Aided Design — 1.1%
ANSYS, Inc.†	5,520	608,083
Cadence Design Systems, Inc.†	18,024	587,042

		1,195,125

Computer Data Security — 0.3%
Fortinet, Inc.†	9,634	375,726

Computer Services — 1.3%
Convergys Corp.	6,107	137,469
DST Systems, Inc.	2,040	251,144
Leidos Holdings, Inc.	9,236	486,368
MAXIMUS, Inc.	4,190	255,548
NeuStar, Inc., Class A†	3,566	118,391
Science Applications International Corp.	2,839	207,219

		1,456,139

Computer Software — 0.3%
j2 Global, Inc.	3,114	281,007

Computers-Integrated Systems — 0.7%
Diebold Nixdorf, Inc.	4,878	137,560
NCR Corp.†	8,057	332,351
NetScout Systems, Inc.†	5,934	223,415
VeriFone Systems, Inc.†	7,214	133,748

		827,074

Computers-Memory Devices — 0.3%
Brocade Communications Systems, Inc.	26,360	331,345

Computers-Other — 0.1%
3D Systems Corp.†	6,952	110,050

Consulting Services — 0.1%
FTI Consulting, Inc.†	2,663	92,113
Gartner, Inc.†	83	9,470

		101,583

Consumer Products-Misc. — 0.2%
Helen of Troy, Ltd.†	1,745	164,030

Containers-Metal/Glass — 0.4%
Greif, Inc., Class A	1,668	97,778
Owens-Illinois, Inc.†	10,489	228,870
Silgan Holdings, Inc.	2,419	146,640

		473,288

Containers-Paper/Plastic — 1.1%
Bemis Co., Inc.	5,978	268,591
Packaging Corp. of America	6,092	601,768
Sonoco Products Co.	6,418	335,726

		1,206,085

Cosmetics & Toiletries — 0.4%
Avon Products, Inc.†	28,319	137,347
Edgewell Personal Care Co.†	3,712	265,371

		402,718

Data Processing/Management — 1.7%
Acxiom Corp.†	5,048	145,887
Broadridge Financial Solutions, Inc.	7,647	534,831
CommVault Systems, Inc.†	2,710	136,720
Dun & Bradstreet Corp.	2,380	260,872
Fair Isaac Corp.	2,009	272,179
Jack Henry & Associates, Inc.	5,019	486,441

		1,836,930

Decision Support Software — 0.5%
MSCI, Inc.	5,854	587,273

Dental Supplies & Equipment — 0.6%
Align Technology, Inc.†	4,881	657,080

Disposable Medical Products — 0.4%
STERIS PLC	5,492	405,310

Distribution/Wholesale — 0.5%
Pool Corp.	2,662	318,429
Watsco, Inc.	1,964	272,603

		591,032

Diversified Manufacturing Operations — 1.5%
A.O. Smith Corp.	9,523	513,099
Carlisle Cos., Inc.	4,175	423,303
Crane Co.	3,250	259,708
ITT, Inc.	5,702	240,225
Trinity Industries, Inc.	9,840	264,696

		1,701,031

Drug Delivery Systems — 0.2%
Catalent, Inc.†	8,065	236,143

Electric Products-Misc. — 0.2%
Littelfuse, Inc.	1,465	225,830

Electric-Integrated — 2.5%
Black Hills Corp.	3,452	234,805
Great Plains Energy, Inc.	13,926	412,071
Hawaiian Electric Industries, Inc.	7,031	235,679
IDACORP, Inc.	3,258	275,366
MDU Resources Group, Inc.	12,628	339,693
NorthWestern Corp.	3,126	186,872
OGE Energy Corp.	12,913	449,114
PNM Resources, Inc.	5,151	191,875
Westar Energy, Inc.	9,183	477,792

		2,803,267

Electronic Components-Misc. — 0.9%
Gentex Corp.	18,575	383,574
Jabil Circuit, Inc.	11,782	341,913
Knowles Corp.†	5,734	101,664
Vishay Intertechnology, Inc.	8,662	141,624

		968,775

Electronic Components-Semiconductors — 1.1%
IPG Photonics Corp.†	2,423	306,073
Microsemi Corp.†	7,455	349,938
Monolithic Power Systems, Inc.	2,450	224,175
Silicon Laboratories, Inc.†	2,708	192,674
Synaptics, Inc.†	2,287	125,259

		1,198,119

Electronic Measurement Instruments — 1.1%
Keysight Technologies, Inc.†	11,827	442,685
National Instruments Corp.	6,867	239,727
Trimble, Inc.†	16,313	577,969

		1,260,381

Electronic Parts Distribution — 1.0%
Arrow Electronics, Inc.†	5,749	405,305

Avnet, Inc.	8,334	322,442
SYNNEX Corp.	1,885	204,391
Tech Data Corp.†	2,236	213,873

		1,146,011

Energy-Alternate Sources — 0.1%
First Solar, Inc.†	5,046	149,109

Engineering/R&D Services — 0.7%
AECOM†	10,042	343,537
EMCOR Group, Inc.	3,858	253,625
KBR, Inc.	9,238	129,794

		726,956

Enterprise Software/Service — 0.9%
Manhattan Associates, Inc.†	4,551	212,486
Tyler Technologies, Inc.†	2,166	354,336
Ultimate Software Group, Inc.†	1,918	388,721

		955,543

Entertainment Software — 0.4%
Take-Two Interactive Software, Inc.†	6,558	412,170

Environmental Monitoring & Detection — 0.1%
MSA Safety, Inc.	2,027	157,802

Filtration/Separation Products — 0.4%
Donaldson Co., Inc.	8,539	395,185

Finance-Consumer Loans — 0.3%
SLM Corp.†	27,745	347,922

Finance-Investment Banker/Broker — 0.2%
Stifel Financial Corp.†	4,407	215,370

Finance-Other Services — 0.4%
SEI Investments Co.	8,645	438,388

Food-Baking — 0.2%
Flowers Foods, Inc.	11,887	233,104

Food-Canned — 0.3%
TreeHouse Foods, Inc.†	3,674	321,842

Food-Confectionery — 0.0%
Tootsie Roll Industries, Inc.	1,185	44,257

Food-Dairy Products — 0.1%
Dean Foods Co.	5,868	115,834

Food-Flour & Grain — 0.3%
Post Holdings, Inc.†	4,156	349,894

Food-Misc./Diversified — 1.4%
Hain Celestial Group, Inc.†	6,688	247,389
Ingredion, Inc.	4,642	574,773
Lamb Weston Holdings, Inc.	8,971	374,539
Lancaster Colony Corp.	1,259	158,508
Snyder’s-Lance, Inc.	5,544	195,481

		1,550,690

Food-Retail — 0.2%
Sprouts Farmers Market, Inc.†	8,295	185,061

Food-Wholesale/Distribution — 0.1%
United Natural Foods, Inc.†	3,271	135,845

Footwear & Related Apparel — 0.3%
Deckers Outdoor Corp.†	2,066	123,113
Skechers U.S.A., Inc., Class A†	8,650	218,412

		341,525

Funeral Services & Related Items — 0.4%
Service Corp. International	12,170	392,117

Garden Products — 0.7%
Scotts Miracle-Gro Co., Class A	2,863	276,566
Toro Co.	6,996	454,180

		730,746

Gas-Distribution — 2.5%
Atmos Energy Corp.	6,801	551,017
National Fuel Gas Co.	5,517	305,531
New Jersey Resources Corp.	5,581	225,193
ONE Gas, Inc.	3,376	232,370
Southwest Gas Corp.	3,075	257,562
UGI Corp.	11,181	560,839
Vectren Corp.	5,361	318,551
WGL Holdings, Inc.	3,313	273,190

		2,724,253

Gold Mining — 0.3%
Royal Gold, Inc.	4,223	298,482

Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc.†	3,371	195,889

Home Furnishings — 0.1%
Tempur Sealy International, Inc.†	3,026	142,071

Housewares — 0.2%
Tupperware Brands Corp.	3,276	235,250

Human Resources — 0.4%
ManpowerGroup, Inc.	4,373	441,586

Industrial Automated/Robotic — 0.8%
Cognex Corp.	5,564	474,832
Nordson Corp.	3,460	433,192

		908,024

Instruments-Controls — 0.2%
Woodward, Inc.	3,575	241,920

Insurance Brokers — 0.3%
Brown & Brown, Inc.	7,422	318,404

Insurance-Life/Health — 0.4%
CNO Financial Group, Inc.	11,237	236,764
Primerica, Inc.	2,955	247,629

		484,393

Insurance-Multi-line — 0.9%
American Financial Group, Inc.	4,727	459,984
Genworth Financial, Inc., Class A†	32,226	130,193
Kemper Corp.	3,150	123,953
Old Republic International Corp.	15,804	326,827

		1,040,957

Insurance-Property/Casualty — 1.6%
Alleghany Corp.†	999	610,089
First American Financial Corp.	7,109	308,602
Hanover Insurance Group, Inc.	2,750	242,742
Mercury General Corp.	2,359	145,055

WR Berkley Corp.	6,271	426,303

		1,732,791

Insurance-Reinsurance — 1.6%
Aspen Insurance Holdings, Ltd.	3,870	202,595
Everest Re Group, Ltd.	2,644	665,521
Reinsurance Group of America, Inc.	4,161	520,291
RenaissanceRe Holdings, Ltd.	2,648	376,466

		1,764,873

Internet Content-Information/News — 0.1%
WebMD Health Corp.†	2,440	132,321

Investment Management/Advisor Services — 0.8%
Eaton Vance Corp.	7,422	318,626
Federated Investors, Inc., Class B	5,983	160,464
Janus Capital Group, Inc.	9,295	126,970
Legg Mason, Inc.	5,608	209,627
Waddell & Reed Financial, Inc., Class A	5,448	98,010

		913,697

Lasers-System/Components — 0.3%
Coherent, Inc.†	1,587	342,157

Machine Tools & Related Products — 0.5%
Kennametal, Inc.	5,186	215,634
Lincoln Electric Holdings, Inc.	3,993	355,497

		571,131

Machinery-Construction & Mining — 0.5%
Oshkosh Corp.	4,825	334,807
Terex Corp.	6,848	239,543

		574,350

Machinery-Electrical — 0.2%
Regal Beloit Corp.	2,897	228,428

Machinery-Farming — 0.3%
AGCO Corp.	4,314	276,053

Machinery-General Industrial — 1.2%
IDEX Corp.	4,930	516,467
Wabtec Corp.	5,574	467,603
Zebra Technologies Corp., Class A†	3,418	322,215

		1,306,285

Machinery-Pumps — 0.4%
Graco, Inc.	3,620	390,417

Medical Information Systems — 0.1%
Allscripts Healthcare Solutions, Inc.†	11,672	139,714

Medical Instruments — 1.2%
Bio-Techne Corp.	2,413	258,384
Halyard Health, Inc.†	3,020	119,290
LivaNova PLC†	2,803	147,718
NuVasive, Inc.†	3,271	237,180
Teleflex, Inc.	2,903	600,602

		1,363,174

Medical Products — 1.1%
ABIOMED, Inc.†	2,618	341,178
Globus Medical, Inc., Class A†	4,651	141,065
Hill-Rom Holdings, Inc.	3,846	290,911
West Pharmaceutical Services, Inc.	4,736	435,854

		1,209,008

Medical-Biomedical/Gene — 1.2%
Bio-Rad Laboratories, Inc., Class A†	1,345	293,560
Bioverativ, Inc.†	6,981	410,553
Charles River Laboratories International, Inc.†	3,064	274,841
United Therapeutics Corp.†	2,908	365,535

		1,344,489

Medical-Drugs — 0.5%
Akorn, Inc.†	5,631	188,357
Endo International PLC†	12,830	145,877
Prestige Brands Holdings, Inc.†	3,422	196,457

		530,691

Medical-HMO — 0.5%
Molina Healthcare, Inc.†	2,752	137,022
WellCare Health Plans, Inc.†	2,863	439,213

		576,235

Medical-Hospitals — 0.4%
Acadia Healthcare Co., Inc.†	4,922	214,501
LifePoint Health, Inc.†	2,583	160,533
Tenet Healthcare Corp.†	5,163	80,904

		455,938

Medical-Wholesale Drug Distribution — 0.1%
Owens & Minor, Inc.	3,946	136,729

Metal Processors & Fabrication — 0.2%
Timken Co.	4,514	217,800

Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	2,841	123,584

Miscellaneous Manufacturing — 0.3%
AptarGroup, Inc.	4,028	323,448

Multilevel Direct Selling — 0.2%
Nu Skin Enterprises, Inc., Class A	3,195	176,460

Multimedia — 0.4%
FactSet Research Systems, Inc.	2,558	417,619

Networking Products — 0.3%
LogMeIn, Inc.	3,399	384,087

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	12,052	160,171

Office Furnishings-Original — 0.2%
Herman Miller, Inc.	3,873	128,196
HNI Corp.	2,843	132,939

		261,135

Oil & Gas Drilling — 0.7%
Diamond Offshore Drilling, Inc.†	4,170	60,131
Ensco PLC, Class A	19,594	154,597
Nabors Industries, Ltd.	18,450	190,773
Noble Corp. PLC	15,820	75,936
Patterson-UTI Energy, Inc.	10,755	232,792
Rowan Cos. PLC, Class A†	8,115	114,178

		828,407

Oil Companies-Exploration & Production — 1.2%
Energen Corp.†	6,275	326,237

Gulfport Energy Corp.†	10,269	163,072
QEP Resources, Inc.†	15,492	182,960
SM Energy Co.	6,330	142,995
Southwestern Energy Co.†	32,186	241,717
WPX Energy, Inc.†	25,625	305,706

		1,362,687

Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†	2,445	126,040

Oil Refining & Marketing — 0.6%
HollyFrontier Corp.	11,466	322,653
Murphy USA, Inc.†	2,243	156,046
Western Refining, Inc.	5,131	176,968

		655,667

Oil-Field Services — 0.5%
NOW, Inc.†	6,949	118,202
Oceaneering International, Inc.	6,341	167,339
Oil States International, Inc.†	3,322	98,830
Superior Energy Services, Inc.†	9,883	119,387

		503,758

Paper & Related Products — 0.1%
Domtar Corp.	4,048	160,503

Patient Monitoring Equipment — 0.3%
Masimo Corp.†	2,901	298,049

Physical Therapy/Rehabilitation Centers — 0.2%
HealthSouth Corp.	5,758	270,050

Physicians Practice Management — 0.3%
MEDNAX, Inc.†	6,063	365,963

Power Converter/Supply Equipment — 0.3%
Hubbell, Inc.	3,333	377,062

Printing-Commercial — 0.2%
Deluxe Corp.	3,136	225,510

Publishing-Books — 0.1%
John Wiley & Sons, Inc., Class A	2,906	153,146

Publishing-Newspapers — 0.1%
New York Times Co., Class A	7,880	113,866

Publishing-Periodicals — 0.2%
Meredith Corp.	2,363	138,354
Time, Inc.	6,412	97,462

		235,816

Quarrying — 0.1%
Compass Minerals International, Inc.	2,187	144,342

Racetracks — 0.2%
Churchill Downs, Inc.	799	133,273
International Speedway Corp., Class A	1,637	60,733

		194,006

Real Estate Investment Trusts — 9.0%
American Campus Communities, Inc.	8,618	408,407
Camden Property Trust	5,659	465,906
Care Capital Properties, Inc.	5,435	146,038
CoreCivic, Inc.	7,607	262,061
Corporate Office Properties Trust	6,379	208,849
Cousins Properties, Inc.	27,051	229,663
CyrusOne, Inc.	4,805	262,545
DCT Industrial Trust, Inc.	5,942	300,428
Douglas Emmett, Inc.	9,403	354,211
Duke Realty Corp.	22,989	637,485
Education Realty Trust, Inc.	4,730	183,382
EPR Properties	4,144	301,310
First Industrial Realty Trust, Inc.	7,583	213,386
GEO Group, Inc.	7,941	264,594
Healthcare Realty Trust, Inc.	7,529	246,951
Highwoods Properties, Inc.	6,574	334,485
Hospitality Properties Trust	10,621	338,066
Kilroy Realty Corp.	6,321	445,820
Lamar Advertising Co., Class A	5,355	385,935
LaSalle Hotel Properties	7,309	208,745
Liberty Property Trust	9,503	385,537
Life Storage, Inc.	3,006	235,640
Mack-Cali Realty Corp.	5,809	157,134
Medical Properties Trust, Inc.	20,751	271,216
National Retail Properties, Inc.	9,520	401,934
Omega Healthcare Investors, Inc.	12,722	419,826
Potlatch Corp.	2,621	118,076
Quality Care Properties, Inc.†	6,051	104,985
Rayonier, Inc.	7,950	224,349
Senior Housing Properties Trust	15,359	330,526
Tanger Factory Outlet Centers, Inc.	6,225	194,158
Taubman Centers, Inc.	3,913	244,758
Uniti Group, Inc.	9,066	248,952
Urban Edge Properties	5,934	151,317
Washington Prime Group, Inc.	11,983	105,450
Weingarten Realty Investors	7,618	249,642

		10,041,767

Real Estate Management/Services — 0.3%
Jones Lang LaSalle, Inc.	2,924	335,851

Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	2,982	137,202

Recreational Vehicles — 0.6%
Brunswick Corp.	5,789	328,526
Polaris Industries, Inc.	3,784	322,624

		651,150

Rental Auto/Equipment — 0.3%
Aaron’s, Inc.	4,116	147,929
Avis Budget Group, Inc.†	5,561	169,611

		317,540

Research & Development — 0.3%
INC Research Holdings, Inc., Class A†	3,466	155,970
PAREXEL International Corp.†	3,294	210,256

		366,226

Respiratory Products — 0.6%
ResMed, Inc.	9,159	622,720

Retail-Apparel/Shoe — 0.5%
American Eagle Outfitters, Inc.	11,054	155,751
Chico’s FAS, Inc.	8,353	115,438
Kate Spade & Co.†	8,295	144,333
Urban Outfitters, Inc.†	5,712	130,691

		546,213

Retail-Arts & Crafts — 0.1%
Michaels Cos., Inc.†	6,838	159,736

Retail-Automobile — 0.4%
Copart, Inc.†	13,218	408,436

Retail-Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	2,900	259,637

Retail-Computer Equipment — 0.1%
GameStop Corp., Class A	6,588	149,482

Retail-Convenience Store — 0.3%
Casey’s General Stores, Inc.	2,535	284,097

Retail-Discount — 0.2%
Big Lots, Inc.	2,882	145,512
HSN, Inc.	2,066	76,236

		221,748

Retail-Mail Order — 0.3%
Williams-Sonoma, Inc.	5,226	282,465

Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.†	19,934	107,245

Retail-Misc./Diversified — 0.4%
CST Brands, Inc.	4,895	236,379
Sally Beauty Holdings, Inc.†	9,283	176,563

		412,942

Retail-Office Supplies — 0.2%
Office Depot, Inc.	33,286	165,431

Retail-Petroleum Products — 0.2%
World Fuel Services Corp.	4,522	166,545

Retail-Regional Department Stores — 0.1%
Dillard’s, Inc., Class A	1,634	90,475

Retail-Restaurants — 2.5%
Brinker International, Inc.	3,161	139,684
Buffalo Wild Wings, Inc.†	1,125	177,244
Cheesecake Factory, Inc.	2,870	184,139
Cracker Barrel Old Country Store, Inc.	1,555	249,095
Domino’s Pizza, Inc.	3,106	563,397
Dunkin’ Brands Group, Inc.	5,944	332,032
Jack in the Box, Inc.	2,045	208,529
Panera Bread Co., Class A†	1,379	431,186
Papa John’s International, Inc.	1,711	135,272
Texas Roadhouse, Inc.	4,162	195,114
Wendy’s Co.	12,455	183,587

		2,799,279

Retail-Sporting Goods — 0.4%
Cabela’s, Inc.†	3,322	181,381
Dick’s Sporting Goods, Inc.	5,686	287,427

		468,808

Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	3,405	130,412

Savings & Loans/Thrifts — 0.6%
New York Community Bancorp, Inc.	31,582	419,725
Washington Federal, Inc.	5,773	194,550

		614,275

Schools — 0.3%
DeVry Education Group, Inc.	3,701	140,083
Graham Holdings Co., Class B	302	181,713

		321,796

Semiconductor Components-Integrated Circuits — 0.7%
Cirrus Logic, Inc.†	4,153	267,245
Cypress Semiconductor Corp.	21,200	297,012
Integrated Device Technology, Inc.†	8,627	206,962

		771,219

Semiconductor Equipment — 0.4%
Teradyne, Inc.	12,950	456,746

Shipbuilding — 0.5%
Huntington Ingalls Industries, Inc.	2,977	598,050

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	1,456	221,822

Steel-Producers — 1.3%
Carpenter Technology Corp.	3,022	122,693
Commercial Metals Co.	7,472	139,278
Reliance Steel & Aluminum Co.	4,712	371,400
Steel Dynamics, Inc.	15,669	566,278
United States Steel Corp.	11,269	251,524

		1,451,173

Steel-Specialty — 0.1%
Allegheny Technologies, Inc.	7,033	129,056

Telecom Equipment-Fiber Optics — 0.2%
Ciena Corp.†	9,132	209,214

Telecommunication Equipment — 0.4%
ARRIS International PLC†	12,298	319,625
Plantronics, Inc.	2,145	117,117

		436,742

Telephone-Integrated — 0.3%
Frontier Communications Corp.	75,848	142,594
Telephone & Data Systems, Inc.	6,058	166,353

		308,947

Television — 0.2%
AMC Networks, Inc., Class A†	3,639	217,176

Theaters — 0.3%
Cinemark Holdings, Inc.	6,838	295,402

Transactional Software — 0.2%
ACI Worldwide, Inc.†	7,583	162,959

Transport-Equipment & Leasing — 0.1%
GATX Corp.	2,549	152,685

Transport-Marine — 0.2%
Kirby Corp.†	3,482	245,829

Transport-Rail — 0.2%
Genesee & Wyoming, Inc., Class A†	3,964	268,601

Transport-Truck — 0.6%
Landstar System, Inc.	2,701	230,800
Old Dominion Freight Line, Inc.	4,479	396,481
Werner Enterprises, Inc.	2,895	79,034

		706,315

Veterinary Diagnostics — 0.4%
VCA, Inc.†	5,251	480,834

Water — 0.3%
Aqua America, Inc.	11,473	379,642

Wire & Cable Products — 0.2%
Belden, Inc.	2,727	190,072

Wireless Equipment — 0.4%
InterDigital, Inc.	2,219	199,488
ViaSat, Inc.†	3,427	219,431

		418,919

Total Common Stocks (cost $106,227,614)		106,858,914

EXCHANGE-TRADED FUNDS — 3.7%
SPDR S&P MidCap 400 ETF Trust (cost $4,038,478)	12,900	4,061,565

Total Long-Term Investment Securities (cost $110,266,092)		110,920,479

REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09%, dated 04/28/2017, to be repurchased 05/01/2017 in the amount $674,005 collateralized by $675,000 of United States Treasury Bonds, bearing interest at 3.00% due 11/15/2044 and having an approximate value of $688,742 (cost $674,000)	$674,000	674,000

TOTAL INVESTMENTS (cost $110,940,092)(1)	100.5%	111,594,479
Liabilities in excess of other assets	(0.5)	(563,079)

NET ASSETS	100.0%	$111,031,400

†	Non-income producing security

(1)	See Note 3 for cost of investments on a tax basis.

ETF — Exchange-Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$106,858,914	$—	$—	$106,858,914
Exchange-Traded Funds	4,061,565	—	—	4,061,565
Repurchase Agreements	—	674,000	—	674,000

Total Investments at Value	$110,920,479	$674,000	$—	$111,594,479

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 96.8%
Advertising Agencies — 0.0%
MDC Partners, Inc., Class A	2,484	$22,232

Advertising Services — 0.0%
Marchex, Inc., Class B†	1,588	4,303

Aerospace/Defense — 0.5%
Aerovironment, Inc.†	989	28,256
Cubic Corp.	1,214	63,006
Esterline Technologies Corp.†	1,432	130,956
Kratos Defense & Security Solutions, Inc.†	3,206	24,430
National Presto Industries, Inc.	238	24,835
Teledyne Technologies, Inc.†	1,649	222,335

		493,818

Aerospace/Defense-Equipment — 0.8%
AAR Corp.	1,599	57,548
Aerojet Rocketdyne Holdings, Inc.†	2,880	64,541
Astronics Corp.†	940	30,559
Curtiss-Wright Corp.	2,139	199,911
Ducommun, Inc.†	503	14,783
Kaman Corp.	1,324	63,565
KLX, Inc.†	2,556	120,899
Moog, Inc., Class A†	1,540	105,721
Triumph Group, Inc.	2,382	62,409

		719,936

Agricultural Operations — 0.1%
Alico, Inc.	159	4,762
Andersons, Inc.	1,303	48,667
Limoneira Co.	560	11,581
Tejon Ranch Co.†	672	15,389

		80,399

Airlines — 0.3%
Allegiant Travel Co.	641	93,201
Hawaiian Holdings, Inc.†	2,553	138,628
SkyWest, Inc.	2,433	90,508

		322,337

Apparel Manufacturers — 0.1%
Columbia Sportswear Co.	1,302	73,719
Delta Apparel, Inc.†	344	6,030
Oxford Industries, Inc.	738	42,789
Sequential Brands Group, Inc.†	1,900	6,403
Superior Uniform Group, Inc.	398	7,260
Vince Holding Corp.†	1,048	1,048

		137,249

Appliances — 0.1%
iRobot Corp.†	1,304	103,981

Applications Software — 0.7%
Appfolio, Inc., Class A†	374	9,930
Bazaarvoice, Inc.†	3,996	18,781
Brightcove, Inc.†	1,456	12,667
Callidus Software, Inc.†	2,946	62,013
Ebix, Inc.	1,223	75,459
Five9, Inc.†	1,606	29,302
HubSpot, Inc.†	1,399	93,803
Jive Software, Inc.†	2,815	14,216
MINDBODY, Inc., Class A†	701	19,873
New Relic, Inc.†	1,064	42,539
Park City Group, Inc.†	623	7,881
PDF Solutions, Inc.†	1,307	24,859
Progress Software Corp.	2,418	71,863
RealPage, Inc.†	2,623	97,182
Verint Systems, Inc.†	3,007	118,175

		698,543

Athletic Equipment — 0.0%
Nautilus, Inc.†	1,484	27,009

Auction Houses/Art Dealers — 0.1%
B. Riley Financial, Inc.	453	6,817
Sotheby’s†	2,391	113,238

		120,055

Audio/Video Products — 0.1%
Daktronics, Inc.	1,772	16,763
Universal Electronics, Inc.†	691	47,886

		64,649

Auto Repair Centers — 0.1%
Monro Muffler Brake, Inc.	1,519	78,760

Auto-Cars/Light Trucks — 0.0%
REV Group, Inc.	555	15,651

Auto-Heavy Duty Trucks — 0.1%
Blue Bird Corp.†	240	4,464
Navistar International Corp.†	2,398	64,530
Workhorse Group, Inc.†	709	1,447

		70,441

Auto-Truck Trailers — 0.1%
Wabash National Corp.	2,878	65,561

Auto/Truck Parts & Equipment-Original — 0.8%
American Axle & Manufacturing Holdings, Inc.†	4,086	71,873
Cooper-Standard Holding, Inc.†	717	81,071
Dana, Inc.	7,244	140,679
Gentherm, Inc.†	1,769	65,718
Horizon Global Corp.†	1,055	14,865
Meritor, Inc.†	3,980	70,884
Miller Industries, Inc.	524	13,310
Modine Manufacturing Co.†	2,269	27,455
Spartan Motors, Inc.	1,601	13,208
Strattec Security Corp.	175	5,626
Superior Industries International, Inc.	1,221	26,557
Supreme Industries, Inc., Class A	630	12,625
Tenneco, Inc.	2,579	162,554
Titan International, Inc.	2,138	22,898
Tower International, Inc.	990	26,829
Unique Fabricating, Inc.	311	3,611

		759,763

Auto/Truck Parts & Equipment-Replacement — 0.2%
Dorman Products, Inc.†	1,292	107,430
Douglas Dynamics, Inc.	1,071	34,165
Motorcar Parts of America, Inc.†	890	26,985
Standard Motor Products, Inc.	1,041	52,914

		221,494

B2B/E-Commerce — 0.1%
ePlus, Inc.†	614	43,747
Global Sources, Ltd.†	409	3,763
TechTarget, Inc.†	759	7,021

		54,531

Banks-Commercial — 10.3%
1st Source Corp.	778	37,585
Access National Corp.	686	19,434
ACNB Corp.	317	9,811
Allegiance Bancshares, Inc.†	533	20,814
American National Bankshares, Inc.	390	14,976
Ameris Bancorp	1,734	81,671
Ames National Corp.	392	12,113
Arrow Financial Corp.	522	17,878
Atlantic Capital Bancshares, Inc.†	835	16,366

BancFirst Corp.	374	35,923
Bancorp, Inc.†	2,443	15,757
BancorpSouth, Inc.	4,215	128,347
Bank of Marin Bancorp	285	17,998
Bank of N.T. Butterfield & Son, Ltd.	610	20,282
Bank of the Ozarks, Inc.	4,297	203,979
Bankwell Financial Group, Inc.	282	10,191
Banner Corp.	1,455	80,316
Bar Harbor Bankshares	673	20,722
Blue Hills Bancorp, Inc.	1,140	20,634
BNC Bancorp	1,976	66,097
Bridge Bancorp, Inc.	872	31,610
Bryn Mawr Bank Corp.	786	33,719
C&F Financial Corp.	151	7,550
Camden National Corp.	737	31,507
Capital Bank Financial Corp., Class A	1,177	48,845
Capital City Bank Group, Inc.	539	11,109
Capstar Financial Holdings, Inc.†	143	2,523
Carolina Financial Corp.	583	17,991
Cascade Bancorp†	1,493	11,168
Cass Information Systems, Inc.	527	35,030
Cathay General Bancorp, Class B	3,613	137,475
CenterState Banks, Inc.	2,356	59,442
Central Pacific Financial Corp.	1,464	45,794
Central Valley Community Bancorp	418	9,493
Century Bancorp, Inc., Class A	141	8,890
Chemical Financial Corp.	3,182	150,986
Chemung Financial Corp.	146	5,547
Citizens & Northern Corp.	656	15,252
City Holding Co.	701	49,834
CNB Financial Corp.	696	16,627
CoBiz Financial, Inc.	1,806	29,673
Codorus Valley Bancorp, Inc.	398	11,538
Columbia Banking System, Inc.	2,810	111,023
Community Bank System, Inc.	2,060	115,257
Community Trust Bancorp, Inc.	720	32,364
ConnectOne Bancorp, Inc.	1,480	32,856
County Bancorp, Inc.	220	6,039
CU Bancorp†	797	29,708
Customers Bancorp, Inc.†	1,317	40,735
CVB Financial Corp.	4,923	106,041
Eagle Bancorp, Inc.†	1,490	89,251
Enterprise Bancorp, Inc.	436	15,264
Enterprise Financial Services Corp.	1,030	43,517
Equity Bancshares, Inc., Class A†	339	10,702
Farmers Capital Bank Corp.	359	14,899
Farmers National Banc Corp.	1,213	17,346
FB Financial Corp.†	336	12,177
FCB Financial Holdings, Inc., Class A†	1,443	68,182
Fidelity Southern Corp.	993	22,362
Financial Institutions, Inc.	684	22,914
First Bancorp	1,098	32,984
First Bancorp, Inc.	480	12,946
First BanCorp.†	5,742	33,763
First Busey Corp.	1,483	44,416
First Business Financial Services, Inc.	397	10,548
First Citizens BancShares, Inc., Class A	365	127,042
First Commonwealth Financial Corp.	4,341	56,042
First Community Bancshares, Inc.	744	19,686
First Community Financial Partners, Inc.†	662	8,639
First Connecticut Bancorp, Inc.	648	17,302
First Financial Bancorp	2,949	81,540
First Financial Bankshares, Inc.	3,104	124,005
First Financial Corp.	466	22,741
First Foundation, Inc.†	1,285	20,174
First Internet Bancorp	298	8,806
First Interstate BancSystem, Inc., Class A	935	35,296
First Merchants Corp.	1,993	82,470
First Mid-Illinois Bancshares, Inc.	378	12,327
First Midwest Bancorp, Inc.	4,257	96,676
First NBC Bank Holding Co.†	765	2,027
First Northwest Bancorp†	466	7,670
First of Long Island Corp.	1,037	28,206
FNB Corp.	15,361	218,741
Franklin Financial Network, Inc.†	555	22,505
Fulton Financial Corp.	8,304	153,209
German American Bancorp, Inc.	1,050	34,508
Glacier Bancorp, Inc.	3,692	124,716
Great Southern Bancorp, Inc.	530	26,579
Great Western Bancorp, Inc.	2,870	118,244
Green Bancorp, Inc.†	1,010	18,180
Guaranty Bancorp	835	21,000
Hancock Holding Co.	4,082	190,629
Hanmi Financial Corp.	1,519	44,127
HarborOne Bancorp, Inc.†	712	14,824
Heartland Financial USA, Inc.	1,142	54,816
Heritage Commerce Corp.	1,234	17,622
Heritage Financial Corp.	1,402	37,013
Hilltop Holdings, Inc.	3,627	100,867
Home BancShares, Inc.	5,867	149,315
HomeStreet, Inc.†	1,235	32,110
Hope Bancorp, Inc.	6,239	114,236
Horizon Bancorp	944	25,479
IBERIABANK Corp.	2,412	191,392
Independent Bank Corp.	983	21,921
Independent Bank Corp.	1,265	80,074
International Bancshares Corp.	2,668	99,783
Kearny Financial Corp.	4,195	61,247
Lakeland Bancorp, Inc.	2,008	39,056
Lakeland Financial Corp.	1,189	54,290
LCNB Corp.	435	9,635
LegacyTexas Financial Group, Inc.	2,154	81,443
Live Oak Bancshares, Inc.	941	22,725
Macatawa Bank Corp.	1,302	12,460
MainSource Financial Group, Inc.	1,103	37,723
MB Financial, Inc.	3,674	156,182
MBT Financial Corp.	872	9,766
Mercantile Bank Corp.	761	25,592
Merchants Bancshares, Inc.	282	14,044
Midland States Bancorp, Inc.	179	6,176
MidWestOne Financial Group, Inc.	396	13,741
National Bankshares, Inc.	320	13,456
National Commerce Corp.†	410	15,867
NBT Bancorp, Inc.	2,028	77,429
Nicolet Bankshares, Inc.†	365	17,994
Northrim BanCorp, Inc.	318	10,176
OFG Bancorp	2,083	24,371
Old Line Bancshares, Inc.	408	11,326
Old National Bancorp	6,455	108,444
Old Second Bancorp, Inc.	1,398	16,776
Opus Bank	833	18,784
Orrstown Financial Services, Inc.	364	7,808
Pacific Continental Corp.	989	24,725
Pacific Mercantile Bancorp†	783	6,068
Paragon Commercial Corp.†	42	2,309
Park National Corp.	633	66,737
Park Sterling Corp.	2,496	30,701
Peapack Gladstone Financial Corp.	759	24,334
Penns Woods Bancorp, Inc.	240	10,008

People’s Utah Bancorp	634	16,738
Peoples Bancorp, Inc.	785	26,282
Peoples Financial Services Corp.	340	15,280
Pinnacle Financial Partners, Inc.	2,273	145,472
Preferred Bank	595	31,529
Premier Financial Bancorp, Inc.	482	10,329
PrivateBancorp, Inc.	3,813	220,277
Prosperity Bancshares, Inc.	3,244	217,997
Provident Bancorp, Inc.†	204	4,345
QCR Holdings, Inc.	570	25,992
Renasant Corp.	2,073	87,895
Republic Bancorp, Inc., Class A	466	16,767
Republic First Bancorp, Inc.†	2,450	21,070
S&T Bancorp, Inc.	1,659	59,658
Sandy Spring Bancorp, Inc.	1,123	48,570
Seacoast Banking Corp. of Florida†	1,453	35,163
ServisFirst Bancshares, Inc.	2,232	84,370
Shore Bancshares, Inc.	611	10,136
Sierra Bancorp	568	14,240
Simmons First National Corp., Class A	1,429	78,095
South State Corp.	1,256	110,716
Southern First Bancshares, Inc.†	284	9,571
Southern National Bancorp of Virginia, Inc.	576	10,489
Southside Bancshares, Inc.	1,293	44,893
Southwest Bancorp, Inc.	891	23,121
State Bank Financial Corp.	1,703	45,743
Stock Yards Bancorp, Inc.	1,008	41,328
Stonegate Bank	590	27,081
Summit Financial Group, Inc.	408	8,923
Sun Bancorp, Inc.	532	13,273
Texas Capital Bancshares, Inc.†	2,411	183,477
Tompkins Financial Corp.	695	57,456
Towne Bank	2,732	88,653
TriCo Bancshares	1,001	35,495
TriState Capital Holdings, Inc.†	1,073	26,718
Triumph Bancorp, Inc.†	743	16,643
TrustCo Bank Corp.	4,556	36,220
Trustmark Corp.	3,239	107,600
UMB Financial Corp.	2,181	158,101
Umpqua Holdings Corp.	10,758	190,094
Union Bankshares Corp.	2,080	71,219
United Bankshares, Inc.	4,494	179,323
United Community Banks, Inc.	3,400	92,990
Univest Corp. of Pennsylvania	1,181	35,784
Valley National Bancorp	11,958	140,626
Veritex Holdings, Inc.†	566	15,248
Washington Trust Bancorp, Inc.	717	35,276
WashingtonFirst Bankshares, Inc.	398	11,196
Webster Financial Corp.	4,457	226,460
WesBanco, Inc.	1,921	76,475
West Bancorporation, Inc.	779	18,151
Westamerica Bancorporation	1,182	65,034
Western New England Bancorp, Inc.	1,160	12,180
Wintrust Financial Corp.	2,479	175,662
Xenith Bankshares, Inc.†	365	9,862

		9,813,009

Banks-Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.	3,957	61,729
Union Bankshares, Inc.	188	7,906

		69,635

Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.†	1,330	59,650

Banks-Super Regional — 0.1%
Independent Bank Group, Inc.	537	32,300
National Bank Holdings Corp., Class A	1,187	37,474

		69,774

Batteries/Battery Systems — 0.2%
EnerSys	2,118	176,027

Beverages-Non-alcoholic — 0.1%
Coca-Cola Bottling Co. Consolidated	230	48,728
National Beverage Corp.	568	50,319
Primo Water Corp.†	1,084	12,975

		112,022

Beverages-Wine/Spirits — 0.0%
MGP Ingredients, Inc.	608	31,835

Bicycle Manufacturing — 0.0%
Fox Factory Holding Corp.†	1,077	32,364

Brewery — 0.1%
Boston Beer Co., Inc., Class A†	425	61,349
Craft Brew Alliance, Inc.†	608	8,269

		69,618

Broadcast Services/Program — 0.2%
Hemisphere Media Group, Inc.†	245	2,854
MSG Networks, Inc., Class A†	2,885	71,981
TiVo Corp.	5,671	112,002
World Wrestling Entertainment, Inc., Class A	1,753	37,567

		224,404

Building & Construction Products-Misc. — 0.9%
Armstrong Flooring, Inc.†	1,140	21,876
Builders FirstSource, Inc.†	4,065	65,081
Caesarstone, Ltd.†	1,156	45,893
Forterra, Inc.†	882	16,970
Gibraltar Industries, Inc.†	1,528	59,974
Louisiana-Pacific Corp.†	6,978	179,614
NCI Building Systems, Inc.†	1,308	22,890
Patrick Industries, Inc.†	764	54,282
Ply Gem Holdings, Inc.†	1,072	20,636
Quanex Building Products Corp.	1,672	34,109
Simpson Manufacturing Co., Inc.	1,999	83,378
Summit Materials, Inc., Class A†	5,183	132,996
Trex Co., Inc.†	1,428	104,515

		842,214

Building & Construction-Misc. — 0.3%
Aegion Corp.†	1,693	38,634
Comfort Systems USA, Inc.	1,789	65,657
Hill International, Inc.†	1,581	6,403
IES Holdings, Inc.†	377	7,540
MYR Group, Inc.†	723	30,554
TopBuild Corp.†	1,864	95,418

		244,206

Building Products-Air & Heating — 0.1%
AAON, Inc.	1,959	71,797

Building Products-Cement — 0.2%
Continental Building Products, Inc.†	1,724	41,979
Headwaters, Inc.†	3,525	83,754
US Concrete, Inc.†	694	43,028

		168,761

Building Products-Doors & Windows — 0.3%
Apogee Enterprises, Inc.	1,376	74,992
Griffon Corp.	1,471	35,304
JELD-WEN Holding, Inc.†	1,218	40,231
Masonite International Corp.†	1,471	122,387

PGT Innovations , Inc.†	2,311	25,190

		298,104

Building Products-Light Fixtures — 0.0%
LSI Industries, Inc.	1,147	10,403

Building Products-Wood — 0.2%
Boise Cascade Co.†	1,886	57,523
Universal Forest Products, Inc.	960	91,478

		149,001

Building-Heavy Construction — 0.5%
Dycom Industries, Inc.†	1,481	156,483
Granite Construction, Inc.	1,917	101,045
Layne Christensen Co.†	877	6,990
MasTec, Inc.†	3,208	141,633
Orion Group Holdings, Inc.†	1,308	9,875
Primoris Services Corp.	1,953	44,860
Tutor Perini Corp.†	1,830	56,456

		517,342

Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	2,689	116,138

Building-Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†	410	48,688
Winnebago Industries, Inc.	1,303	37,396

		86,084

Building-Residential/Commercial — 0.6%
AV Homes, Inc.†	587	10,302
Beazer Homes USA, Inc.†	1,527	18,950
Century Communities, Inc.†	754	20,584
Green Brick Partners, Inc.†	1,127	11,608
Hovnanian Enterprises, Inc., Class A†	5,916	13,843
Installed Building Products, Inc.†	976	52,070
KB Home	4,038	83,183
LGI Homes, Inc.†	751	23,904
M/I Homes, Inc.†	1,149	31,207
MDC Holdings, Inc.	2,014	62,454
Meritage Homes Corp.†	1,858	72,369
New Home Co., Inc.†	642	7,486
PICO Holdings, Inc.†	1,041	16,760
Taylor Morrison Home Corp., Class A†	1,939	44,791
TRI Pointe Group, Inc.†	7,169	89,254
UCP, Inc., Class A†	390	4,466
William Lyon Homes, Class A†	1,159	25,498

		588,729

Cable/Satellite TV — 0.0%
Global Eagle Entertainment, Inc.†	2,255	6,990

Casino Hotels — 0.2%
Boyd Gaming Corp.†	4,000	90,720
Caesars Entertainment Corp.†	2,732	30,325
Century Casinos, Inc.†	1,037	8,534
Monarch Casino & Resort, Inc.†	514	15,148

		144,727

Casino Services — 0.1%
Eldorado Resorts, Inc.†	1,392	26,622
Scientific Games Corp., Class A†	2,516	59,755

		86,377

Cellular Telecom — 0.0%
ATN International, Inc.	513	35,494
NII Holdings, Inc.†	2,603	2,246

		37,740

Chemicals-Diversified — 0.5%
Aceto Corp.	1,404	22,253
Codexis, Inc.†	1,617	7,115
Innophos Holdings, Inc.	932	44,680
Innospec, Inc.	1,138	75,108
Koppers Holdings, Inc.†	987	41,898
Olin Corp.	8,030	258,004

		449,058

Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.	2,081	27,573

Chemicals-Other — 0.0%
American Vanguard Corp.	1,372	22,981

Chemicals-Plastics — 0.2%
A. Schulman, Inc.	1,390	43,993
Landec Corp.†	1,312	18,040
PolyOne Corp.	4,076	159,820

		221,853

Chemicals-Specialty — 1.8%
AgroFresh Solutions, Inc.†	1,045	5,862
Balchem Corp.	1,526	123,850
Calgon Carbon Corp.	2,458	35,764
Chemours Co.	8,879	357,735
CSW Industrials, Inc.†	708	25,063
Ferro Corp.†	4,029	72,200
GCP Applied Technologies, Inc.†	3,436	113,044
H.B. Fuller Co.	2,427	128,218
Hawkins, Inc.	471	24,068
Ingevity Corp.†	2,065	130,570
KMG Chemicals, Inc.	434	22,807
Kraton Corp.†	1,434	46,906
Minerals Technologies, Inc.	1,681	132,295
Oil-Dri Corp. of America	235	9,562
OMNOVA Solutions, Inc.†	2,068	19,646
Quaker Chemical Corp.	624	90,230
Sensient Technologies Corp.	2,167	177,261
Stepan Co.	947	80,306
Tronox, Ltd., Class A	3,123	51,561
Univar, Inc.†	2,083	62,177
Valhi, Inc.	1,221	4,054

		1,713,179

Circuit Boards — 0.1%
Park Electrochemical Corp.	937	16,229
TTM Technologies, Inc.†	3,515	58,806

		75,035

Coal — 0.0%
Ramaco Resources, Inc.†	262	2,033
SunCoke Energy, Inc.†	3,114	28,556
Westmoreland Coal Co.†	894	9,530

		40,119

Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	1,064	18,641

Coffee — 0.0%
Farmer Bros. Co.†	388	13,774

Commercial Services — 0.5%
Care.com, Inc.†	692	8,200
Collectors Universe, Inc.	367	10,023
Healthcare Services Group, Inc.	3,409	156,507
HMS Holdings Corp.†	4,089	83,702
Medifast, Inc.	512	23,716

National Research Corp., Class A	402	9,970
Nutrisystem, Inc.	1,411	75,418
PFSweb, Inc.†	706	5,168
RPX Corp.†	2,392	30,713
ServiceSource International, Inc.†	2,956	11,114
SP Plus Corp.†	837	28,835
Team, Inc.†	1,399	37,633
Weight Watchers International, Inc.†	1,342	28,021

		509,020

Commercial Services-Finance — 0.4%
Cardtronics PLC, Class A†	2,188	90,977
CBIZ, Inc.†	2,396	37,737
CPI Card Group, Inc.	1,014	3,650
EVERTEC, Inc.	3,061	48,517
Green Dot Corp., Class A†	2,073	71,083
LendingTree, Inc.†	308	43,397
Liberty Tax, Inc.	334	4,693
MoneyGram International, Inc.†	1,438	25,611
Travelport Worldwide, Ltd.	5,604	73,805

		399,470

Communications Software — 0.1%
BroadSoft, Inc.†	1,424	54,682
Digi International, Inc.†	1,261	15,636
pdvWireless, Inc.†	473	12,132

		82,450

Computer Aided Design — 0.3%
Aspen Technology, Inc.†	3,786	232,801
Exa Corp.†	661	9,095

		241,896

Computer Data Security — 0.1%
Qualys, Inc.†	1,316	50,534
Varonis Systems, Inc.†	520	16,328

		66,862

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	1,969	40,069

Computer Services — 1.4%
ALJ Regional Holdings, Inc.†	883	2,958
Barracuda Networks, Inc.†	1,066	21,672
CACI International, Inc., Class A†	1,179	139,122
Carbonite, Inc.†	866	18,706
Cogint, Inc.†	730	3,869
Convergys Corp.	4,317	97,176
DMC Global, Inc.	685	10,480
Engility Holdings, Inc.†	877	24,863
EPAM Systems, Inc.†	2,334	179,718
ExlService Holdings, Inc.†	1,574	75,096
Globant SA†	1,246	47,211
Insight Enterprises, Inc.†	1,777	74,812
KEYW Holding Corp.†	2,146	20,366
MAXIMUS, Inc.	3,107	189,496
NeuStar, Inc., Class A†	2,622	87,050
Science Applications International Corp.	2,045	149,265
SecureWorks Corp., Class A†	280	2,422
Sykes Enterprises, Inc.†	1,871	55,774
Syntel, Inc.	1,574	27,718
TeleTech Holdings, Inc.	782	24,437
Unisys Corp.†	2,435	27,515
Virtusa Corp.†	1,337	41,420

		1,321,146

Computer Software — 0.7%
Avid Technology, Inc.†	1,564	8,766
Blackbaud, Inc.	2,291	184,219
Box, Inc., Class A†	2,369	40,842
Cornerstone OnDemand, Inc.†	2,442	95,922
Envestnet, Inc.†	2,009	69,913
Guidance Software, Inc.†	1,088	6,582
j2 Global, Inc.	2,279	205,657
Planet Payment, Inc.†	2,058	8,582
Workiva, Inc.†	1,056	17,741

		638,224

Computers-Integrated Systems — 0.5%
Agilysys, Inc.†	743	7,356
Cray, Inc.†	1,953	34,959
Diebold Nixdorf, Inc.	3,323	93,709
Maxwell Technologies, Inc.†	1,519	9,266
Mercury Systems, Inc.†	2,262	84,553
MTS Systems Corp.	813	37,764
NCI, Inc., Class A†	295	4,381
NetScout Systems, Inc.†	4,341	163,439
Radisys Corp.†	1,706	6,841
Silver Spring Networks, Inc.†	1,837	20,960
Super Micro Computer, Inc.†	1,876	45,774
USA Technologies, Inc.†	1,725	8,452

		517,454

Computers-Memory Devices — 0.0%
Pure Storage, Inc., Class A†	3,285	34,854

Computers-Other — 0.3%
3D Systems Corp.†	5,197	82,269
ExOne Co.†	527	5,317
Lumentum Holdings, Inc.†	2,450	104,737
Stratasys, Ltd.†	2,371	58,706

		251,029

Computers-Periphery Equipment — 0.1%
Electronics For Imaging, Inc.†	2,276	104,195
Immersion Corp.†	1,407	12,340
Mitek Systems, Inc.†	1,424	12,460

		128,995

Computers-Voice Recognition — 0.0%
Vocera Communications, Inc.†	1,197	30,356

Consulting Services — 0.4%
Advisory Board Co.†	1,988	101,587
CRA International, Inc.	387	14,683
Forrester Research, Inc.	491	19,910
Franklin Covey Co.†	508	10,795
FTI Consulting, Inc.†	2,006	69,388
Hackett Group, Inc.	1,093	21,674
Huron Consulting Group, Inc.†	1,050	46,725
ICF International, Inc.†	874	38,587
Information Services Group, Inc.†	1,490	4,693
Navigant Consulting, Inc.†	2,316	55,515
Vectrus, Inc.†	519	13,203

		396,760

Consumer Products-Misc. — 0.3%
Central Garden & Pet Co.†	493	18,635
Central Garden & Pet Co., Class A†	1,618	57,002
CSS Industries, Inc.	410	10,808
Helen of Troy, Ltd.†	1,355	127,370
WD-40 Co.	676	70,879

		284,694

Containers-Metal/Glass — 0.1%
Greif, Inc., Class A	1,243	72,865

Greif, Inc., Class B	277	18,656

		91,521

Containers-Paper/Plastic — 0.2%
KapStone Paper and Packaging Corp.	4,190	88,367
Multi Packaging Solutions International, Ltd.†	1,027	18,434
Multi-Color Corp.	661	50,765
UFP Technologies, Inc.†	304	8,117

		165,683

Cosmetics & Toiletries — 0.2%
Avon Products, Inc.†	21,355	103,572
elf Beauty, Inc.†	462	12,590
Inter Parfums, Inc.	841	31,916
Revlon, Inc., Class A†	570	14,791

		162,869

Cruise Lines — 0.0%
Lindblad Expeditions Holdings, Inc.†	670	6,365

Data Processing/Management — 0.6%
Acxiom Corp.†	3,760	108,664
Amber Road, Inc.†	867	7,101
CommVault Systems, Inc.†	1,877	94,695
CSG Systems International, Inc.	1,550	58,140
Fair Isaac Corp.	1,500	203,220
Pegasystems, Inc.	1,751	79,758

		551,578

Decision Support Software — 0.0%
Castlight Health, Inc., Class B†	1,960	7,546
QAD, Inc., Class A	449	13,560

		21,106

Diagnostic Equipment — 0.2%
Accelerate Diagnostics, Inc.†	1,117	30,494
BioTelemetry, Inc.†	1,306	42,967
GenMark Diagnostics, Inc.†	2,106	26,999
Genomic Health, Inc.†	911	29,935
Oxford Immunotec Global PLC†	1,076	16,560
Repligen Corp.†	1,631	60,005

		206,960

Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	2,006	29,689
OraSure Technologies, Inc.†	2,621	34,361
Quidel Corp.†	1,307	31,590

		95,640

Dialysis Centers — 0.0%
American Renal Associates Holdings, Inc.†	421	7,245

Disposable Medical Products — 0.2%
ICU Medical, Inc.†	709	109,044
Merit Medical Systems, Inc.†	2,089	70,399
Utah Medical Products, Inc.	164	10,267

		189,710

Distribution/Wholesale — 0.7%
Anixter International, Inc.†	1,408	114,823
Beacon Roofing Supply, Inc.†	2,902	143,852
Core-Mark Holding Co., Inc.	2,217	77,639
Essendant, Inc.	1,801	30,077
Fossil Group, Inc.†	2,035	35,104
G-III Apparel Group, Ltd.†	2,081	49,320
H&E Equipment Services, Inc.	1,534	32,398
ScanSource, Inc.†	1,223	48,309
SiteOne Landscape Supply, Inc.†	562	26,869
Systemax, Inc.	543	7,189
Titan Machinery, Inc.†	867	13,742
Triton International, Ltd.	1,940	59,383
Veritiv Corp.†	396	20,453

		659,158

Diversified Financial Services — 0.0%
On Deck Capital, Inc.†	2,308	10,963

Diversified Manufacturing Operations — 0.8%
Actuant Corp., Class A	2,839	77,505
AZZ, Inc.	1,252	73,931
Barnes Group, Inc.	2,438	134,017
Chase Corp.	339	34,748
EnPro Industries, Inc.	1,048	74,041
Fabrinet†	1,692	58,662
Federal Signal Corp.	2,921	45,597
GP Strategies Corp.†	614	16,639
Handy & Harman, Ltd.†	137	3,733
Harsco Corp.†	3,906	50,973
LSB Industries, Inc.†	1,001	11,031
Lydall, Inc.†	803	42,077
NL Industries, Inc.†	401	3,248
Raven Industries, Inc.	1,761	54,591
Standex International Corp.	616	57,873
Tredegar Corp.	1,234	21,163

		759,829

Diversified Minerals — 0.2%
Fairmount Santrol Holdings, Inc.†	4,396	22,684
Smart Sand, Inc.†	567	6,906
United States Lime & Minerals, Inc.	93	7,358
US Silica Holdings, Inc.	3,606	149,649

		186,597

Diversified Operations — 0.1%
HRG Group, Inc.†	5,738	114,817

Diversified Operations/Commercial Services — 0.0%
Viad Corp.	968	43,754

Drug Delivery Systems — 0.4%
Catalent, Inc.†	4,831	141,452
Depomed, Inc.†	2,956	35,442
Heron Therapeutics, Inc.†	2,030	31,161
Nektar Therapeutics†	6,889	130,684
Revance Therapeutics, Inc.†	993	21,598

		360,337

E-Commerce/Products — 0.3%
1-800-flowers.com, Inc., Class A†	1,269	13,642
Chegg, Inc.†	3,885	35,004
Etsy, Inc.†	5,091	54,779
FTD Cos., Inc.†	825	16,500
Lands’ End, Inc.†	724	17,086
Overstock.com, Inc.†	637	11,052
Shutterfly, Inc.†	1,670	86,673
Wayfair, Inc., Class A†	1,525	69,708

		304,444

E-Commerce/Services — 0.4%
Angie’s List, Inc.†	1,929	11,343
Bankrate, Inc.†	2,294	24,316
ChannelAdvisor Corp.†	1,126	13,287
GrubHub, Inc.†	3,917	168,353
Quotient Technology, Inc.†	3,103	33,823
RetailMeNot, Inc.†	1,864	21,622
Stamps.com, Inc.†	785	83,328
Trade Desk, Inc., Class A†	444	16,583

TrueCar, Inc.†	2,637	46,200

		418,855

E-Marketing/Info — 0.1%
Liquidity Services, Inc.†	1,214	9,469
New Media Investment Group, Inc.	2,210	29,084
QuinStreet, Inc.†	1,803	8,077
Rubicon Project, Inc.†	1,796	10,255

		56,885

E-Services/Consulting — 0.0%
Perficient, Inc.†	1,698	29,579

Educational Software — 0.1%
2U, Inc.†	1,775	80,585
Instructure, Inc.†	507	12,117
Rosetta Stone, Inc.†	943	10,609

		103,311

Electric Products-Misc. — 0.2%
Graham Corp.	473	10,439
Littelfuse, Inc.	1,072	165,249
Novanta, Inc.†	1,527	42,832

		218,520

Electric-Distribution — 0.0%
EnerNOC, Inc.†	1,292	7,300
Genie Energy, Ltd., Class B	631	5,016
Spark Energy, Inc., Class A	234	8,401

		20,717

Electric-Generation — 0.0%
Atlantic Power Corp.†	5,588	13,970

Electric-Integrated — 1.5%
ALLETE, Inc.	2,395	167,434
Ameresco, Inc., Class A†	1,002	6,463
Avista Corp.	3,042	122,714
Black Hills Corp.	2,496	169,778
El Paso Electric Co.	1,945	100,362
IDACORP, Inc.	2,442	206,398
MGE Energy, Inc.	1,684	108,281
NorthWestern Corp.	2,357	140,901
Otter Tail Corp.	1,840	72,680
PNM Resources, Inc.	3,922	146,095
Portland General Electric Co.	4,317	195,733
Unitil Corp.	655	31,722

		1,468,561

Electronic Components-Misc. — 0.9%
AVX Corp.	2,197	37,151
Bel Fuse, Inc., Class B	454	10,987
Benchmark Electronics, Inc.†	2,396	75,953
CTS Corp.	1,513	33,437
Kimball Electronics, Inc.†	1,355	23,374
Knowles Corp.†	4,283	75,938
Methode Electronics, Inc.	1,768	78,764
NVE Corp.	227	18,480
OSI Systems, Inc.†	848	65,635
Plexus Corp.†	1,612	83,808
Rogers Corp.†	874	89,970
Sanmina Corp.†	3,558	132,535
Sparton Corp.†	444	9,888
Stoneridge, Inc.†	1,293	25,356
Vishay Intertechnology, Inc.	6,616	108,172
Vishay Precision Group, Inc.†	576	9,907
ZAGG, Inc.†	1,329	9,436

		888,791

Electronic Components-Semiconductors — 2.3%
Advanced Micro Devices, Inc.†	36,443	484,692
Alpha & Omega Semiconductor, Ltd.†	929	15,375
Ambarella, Inc.†	1,553	87,310
Amkor Technology, Inc.†	4,857	57,215
Cavium, Inc.†	3,125	215,156
CEVA, Inc.†	956	34,416
Diodes, Inc.†	1,834	42,897
DSP Group, Inc.†	1,021	12,711
EMCORE Corp.	1,265	11,385
Impinj, Inc.†	295	11,057
Inphi Corp.†	1,948	80,686
InvenSense, Inc.†	3,964	50,977
IXYS Corp.	1,224	17,075
Kopin Corp.†	2,991	12,203
Lattice Semiconductor Corp.†	5,803	39,809
MACOM Technology Solutions Holdings, Inc.†	1,532	74,884
Microsemi Corp.†	5,515	258,874
Monolithic Power Systems, Inc.	1,886	172,569
Rambus, Inc.†	5,280	66,106
Semtech Corp.†	3,128	106,821
Silicon Laboratories, Inc.†	1,999	142,229
Synaptics, Inc.†	1,698	93,000
Xperi Corp.	2,385	80,136

		2,167,583

Electronic Measurement Instruments — 0.3%
Badger Meter, Inc.	1,370	54,457
ESCO Technologies, Inc.	1,222	71,915
FARO Technologies, Inc.†	800	29,320
Itron, Inc.†	1,623	105,252
Mesa Laboratories, Inc.	145	20,274

		281,218

Electronic Parts Distribution — 0.3%
SYNNEX Corp.	1,417	153,645
Tech Data Corp.†	1,695	162,127

		315,772

Energy-Alternate Sources — 0.3%
Clean Energy Fuels Corp.†	4,607	11,241
FuelCell Energy, Inc.†	1,739	2,000
FutureFuel Corp.	1,214	18,768
Green Plains, Inc.	1,753	40,319
Pacific Ethanol, Inc.†	1,384	9,411
Pattern Energy Group, Inc.	3,217	70,838
Plug Power, Inc.†	9,262	20,747
Renewable Energy Group, Inc.†	1,855	19,385
REX American Resources Corp.†	273	25,848
Sunrun, Inc.†	3,069	16,235
TerraForm Global, Inc., Class A†	4,420	20,995
TerraForm Power, Inc., Class A†	4,236	53,331
TPI Composites, Inc.†	290	5,699
Vivint Solar, Inc.†	1,103	3,309

		318,126

Engineering/R&D Services — 0.4%
Argan, Inc.	653	43,653
EMCOR Group, Inc.	2,940	193,276
Exponent, Inc.	1,246	76,193
Mistras Group, Inc.†	825	18,562
NV5 Global, Inc.†	357	13,816
VSE Corp.	418	17,828

		363,328

Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	2,042	51,030

Enterprise Software/Service — 0.6%
Actua Corp.†	1,739	24,346
American Software, Inc., Class A	1,222	13,405
Apptio, Inc., Class A†	348	4,541
Benefitfocus, Inc.†	622	19,593
Blackline, Inc.†	493	16,205
Coupa Software, Inc.†	421	11,683
Everbridge, Inc.†	430	9,980
Evolent Health, Inc., Class A†	778	18,089
Hortonworks, Inc.†	2,053	21,372
LivePerson, Inc.†	2,590	18,260
Majesco†	285	1,570
ManTech International Corp., Class A	1,189	42,210
MicroStrategy, Inc., Class A†	459	87,288
MobileIron, Inc.†	2,266	10,310
Model N, Inc.†	1,076	11,513
Omnicell, Inc.†	1,725	71,415
Paycom Software, Inc.†	2,134	128,573
PROS Holdings, Inc.†	1,214	29,925
Sapiens International Corp. NV	1,187	14,078
SPS Commerce, Inc.†	799	44,153
Xactly Corp.†	1,108	12,853

		611,362

Entertainment Software — 0.3%
Glu Mobile, Inc.†	4,993	11,534
Take-Two Interactive Software, Inc.†	4,646	292,001

		303,535

Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	2,799	123,016
TRC Cos., Inc.†	894	15,645

		138,661

Environmental Monitoring & Detection — 0.1%
MSA Safety, Inc.	1,509	117,476

Finance-Commercial — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,319	50,832
NewStar Financial, Inc.	1,108	11,900

		62,732

Finance-Consumer Loans — 0.3%
Encore Capital Group, Inc.†	1,162	38,753
Enova International, Inc.†	1,290	18,318
LendingClub Corp.†	15,912	93,085
Nelnet, Inc., Class A	986	44,380
Ocwen Financial Corp.†	4,863	11,136
PRA Group, Inc.†	2,234	71,935
Regional Management Corp.†	513	10,173
World Acceptance Corp.†	294	15,552

		303,332

Finance-Credit Card — 0.1%
Blackhawk Network Holdings, Inc.†	2,657	107,476

Finance-Investment Banker/Broker — 0.7%
Cowen Group, Inc., Class A†	1,252	19,907
Diamond Hill Investment Group, Inc.	144	29,110
Evercore Partners, Inc., Class A	1,893	139,609
FBR & Co.	277	5,014
GAIN Capital Holdings, Inc.	1,798	12,748
Greenhill & Co., Inc.	1,350	34,155
Houlihan Lokey, Inc.	1,018	34,144
INTL. FCStone, Inc.†	732	27,340
Investment Technology Group, Inc.	1,590	31,657
KCG Holdings, Inc., Class A†	1,958	38,964
Ladenburg Thalmann Financial Services, Inc.†	4,930	13,705
Moelis & Co., Class A	1,146	42,058
Oppenheimer Holdings, Inc., Class A	497	8,598
Piper Jaffray Cos.	703	44,008
PJT Partners, Inc., Class A	858	29,738
Stifel Financial Corp.†	3,108	151,888
Virtu Financial, Inc., Class A	1,218	18,757

		681,400

Finance-Leasing Companies — 0.1%
Aircastle, Ltd.	2,305	54,444
California First National Bancorp	162	2,673
Marlin Business Services Corp.	403	10,256

		67,373

Finance-Mortgage Loan/Banker — 0.3%
Arlington Asset Investment Corp., Class A	1,115	16,234
Ellie Mae, Inc.†	1,590	161,798
Federal Agricultural Mtg. Corp., Class C	418	23,847
FNFV Group†	3,190	43,703
Impac Mortgage Holdings, Inc.†	438	6,263
Nationstar Mtg. Holdings, Inc.†	1,564	25,196
PennyMac Financial Services, Inc., Class A†	669	11,039
PHH Corp.†	2,570	33,153
Walter Investment Management Corp.†	892	955

		322,188

Finance-Other Services — 0.3%
BGC Partners, Inc., Class A	10,565	120,230
WageWorks, Inc.†	1,768	130,478

		250,708

Financial Guarantee Insurance — 0.5%
MBIA, Inc.†	6,368	53,491
MGIC Investment Corp.†	16,532	174,247
NMI Holdings, Inc., Class A†	2,407	27,921
Radian Group, Inc.	10,437	176,177

		431,836

Firearms & Ammunition — 0.2%
American Outdoor Brands Corp.†	2,658	58,875
Axon Enterprise, Inc.†	2,526	62,089
Sturm Ruger & Co., Inc.	901	54,465

		175,429

Food-Canned — 0.0%
Seneca Foods Corp., Class A†	309	11,495

Food-Catering — 0.0%
AdvancePierre Foods Holdings, Inc.	1,033	41,960

Food-Confectionery — 0.1%
Amplify Snack Brands, Inc.†	1,411	12,699
Tootsie Roll Industries, Inc.	866	32,361

		45,060

Food-Dairy Products — 0.1%
Dean Foods Co.	4,441	87,666
Lifeway Foods, Inc.†	222	2,131

		89,797

Food-Flour & Grain — 0.1%
Seaboard Corp.	13	55,042

Food-Misc./Diversified — 0.7%
B&G Foods, Inc.	3,179	133,518

Cal-Maine Foods, Inc.	1,492	56,323
Darling Ingredients, Inc.†	7,968	120,556
Inventure Foods, Inc.†	918	3,397
J&J Snack Foods Corp.	723	97,301
John B. Sanfilippo & Son, Inc.	412	30,282
Lancaster Colony Corp.	905	113,940
Snyder’s-Lance, Inc.	3,894	137,302
TerraVia Holdings, Inc.†	3,838	1,810

		694,429

Food-Retail — 0.1%
Ingles Markets, Inc., Class A	673	31,429
Smart & Final Stores, Inc.†	1,118	13,192
SUPERVALU, Inc.†	12,874	52,784
Village Super Market, Inc., Class A	362	9,553
Weis Markets, Inc.	465	26,882

		133,840

Food-Wholesale/Distribution — 0.4%
Calavo Growers, Inc.	751	49,265
Chefs’ Warehouse, Inc.†	941	12,845
Fresh Del Monte Produce, Inc.	1,576	96,609
Performance Food Group Co.†	1,832	45,617
SpartanNash Co.	1,798	66,166
United Natural Foods, Inc.†	2,400	99,672

		370,174

Footwear & Related Apparel — 0.4%
Crocs, Inc.†	3,543	22,073
Deckers Outdoor Corp.†	1,572	93,675
Iconix Brand Group, Inc.†	2,075	14,525
Steven Madden, Ltd.†	2,995	113,960
Weyco Group, Inc.	311	8,695
Wolverine World Wide, Inc.	4,698	113,269

		366,197

Forestry — 0.0%
Deltic Timber Corp.	507	39,227

Funeral Services & Related Items — 0.1%
Carriage Services, Inc.	720	19,692
Matthews International Corp., Class A	1,540	105,567

		125,259

Gambling (Non-Hotel) — 0.2%
Caesars Acquisition Co., Class A†	2,313	40,362
Golden Entertainment, Inc.	497	6,978
Isle of Capri Casinos, Inc.†	1,207	27,833
Pinnacle Entertainment, Inc.†	2,644	54,387
Red Rock Resorts, Inc., Class A	1,479	34,579

		164,139

Gas-Distribution — 1.2%
Chesapeake Utilities Corp.	751	55,048
Delta Natural Gas Co., Inc.	347	10,514
New Jersey Resources Corp.	4,176	168,502
Northwest Natural Gas Co.	1,312	78,195
ONE Gas, Inc.	2,532	174,278
South Jersey Industries, Inc.	3,895	146,140
Southwest Gas Corp.†	2,292	191,978
Spire, Inc.	2,154	147,657
WGL Holdings, Inc.	2,443	201,450

		1,173,762

Gold Mining — 0.0%
Gold Resource Corp.	2,428	8,012

Golf — 0.1%
Acushnet Holdings Corp.	1,073	19,593
Callaway Golf Co.	4,568	54,131

		73,724

Hazardous Waste Disposal — 0.1%
Heritage-Crystal Clean, Inc.†	610	9,180
US Ecology, Inc.	1,052	49,602

		58,782

Health Care Cost Containment — 0.1%
CorVel Corp.†	483	21,493
HealthEquity, Inc.†	2,092	95,228

		116,721

Healthcare Safety Devices — 0.0%
Tandem Diabetes Care, Inc.†	896	854

Home Furnishings — 0.3%
American Woodmark Corp.†	671	61,665
Bassett Furniture Industries, Inc.	493	14,815
Ethan Allen Interiors, Inc.	1,197	35,671
Flexsteel Industries, Inc.	319	16,945
Hooker Furniture Corp.	553	24,028
La-Z-Boy, Inc.	2,375	66,262
Select Comfort Corp.†	2,095	64,735

		284,121

Hotels/Motels — 0.3%
Belmond, Ltd., Class A†	4,063	50,381
ILG, Inc.	5,470	131,882
La Quinta Holdings, Inc.†	4,094	57,766
Marcus Corp.	916	30,961
Red Lion Hotels Corp.†	741	4,817

		275,807

Housewares — 0.0%
Libbey, Inc.	1,073	11,267
Lifetime Brands, Inc.	535	10,272
NACCO Industries, Inc., Class A	190	16,083

		37,622

Human Resources — 0.7%
AMN Healthcare Services, Inc.†	2,291	93,587
Barrett Business Services, Inc.	345	19,893
Cross Country Healthcare, Inc.†	1,545	21,584
Heidrick & Struggles International, Inc.	892	19,178
Insperity, Inc.	761	69,517
Kelly Services, Inc., Class A	1,433	31,985
Kforce, Inc.	1,190	27,013
Korn/Ferry International	2,769	89,716
On Assignment, Inc.†	2,468	127,768
Patriot National, Inc.†	537	1,552
Paylocity Holding Corp.†	1,045	41,215
Resources Connection, Inc.	1,381	19,196
TriNet Group, Inc.†	2,043	60,064
TrueBlue, Inc.†	2,041	55,821

		678,089

Identification Systems — 0.1%
Brady Corp., Class A	2,222	86,547

Independent Power Producers — 0.3%
Atlantica Yield PLC	2,854	59,477
Dynegy, Inc.†	5,663	36,357
NRG Yield, Inc., Class A	1,704	29,547
NRG Yield, Inc., Class C	3,074	54,410
Ormat Technologies, Inc.	1,882	111,151

		290,942

Industrial Audio & Video Products — 0.0%
GoPro, Inc., Class A†	4,890	40,342

Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	298	8,642
Ichor Holdings, Ltd.†	332	6,441

		15,083

Instruments-Controls — 0.3%
Allied Motion Technologies, Inc.	302	6,837
Control4 Corp.†	978	16,528
Watts Water Technologies, Inc., Class A	1,349	83,908
Woodward, Inc.	2,563	173,438

		280,711

Instruments-Scientific — 0.0%
Fluidigm Corp.†	1,412	6,975

Insurance Brokers — 0.0%
Crawford & Co., Class B	587	6,404
eHealth, Inc.†	873	12,379

		18,783

Insurance-Life/Health — 0.6%
American Equity Investment Life Holding Co.	4,153	98,509
CNO Financial Group, Inc.	8,688	183,056
FBL Financial Group, Inc., Class A	485	32,253
Fidelity & Guaranty Life	576	16,387
Independence Holding Co.	338	6,405
National Western Life Group, Inc., Class A	111	33,993
Primerica, Inc.	2,283	191,315
Trupanion, Inc.†	701	11,139

		573,057

Insurance-Multi-line — 0.3%
Citizens, Inc.†	2,250	15,863
Genworth Financial, Inc., Class A†	24,384	98,511
Horace Mann Educators Corp.	1,948	75,290
Kemper Corp.	1,930	75,946
United Fire Group, Inc.	1,050	46,200

		311,810

Insurance-Property/Casualty — 1.1%
Ambac Financial Group, Inc.†	2,184	42,435
AMERISAFE, Inc.	926	53,291
Atlas Financial Holdings, Inc.†	533	6,902
Baldwin & Lyons, Inc., Class B	427	10,461
Donegal Group, Inc., Class A	383	6,381
EMC Insurance Group, Inc.	419	12,017
Employers Holdings, Inc.	1,559	62,360
Enstar Group, Ltd.†	553	107,724
Federated National Holding Co.	607	9,761
Global Indemnity, Ltd.†	403	16,342
Hallmark Financial Services, Inc.†	655	6,884
HCI Group, Inc.	414	19,744
Heritage Insurance Holdings, Inc.	1,281	15,500
Infinity Property & Casualty Corp.	517	51,312
Investors Title Co.	67	11,941
James River Group Holdings, Ltd.	696	30,318
Kinsale Capital Group, Inc.	320	11,571
National General Holdings Corp.	2,358	53,621
Navigators Group, Inc.	1,073	57,996
OneBeacon Insurance Group, Ltd., Class A	975	15,551
RLI Corp.	1,831	104,770
Safety Insurance Group, Inc.	692	50,101
Selective Insurance Group, Inc.	2,767	146,098
State Auto Financial Corp.	756	20,314
Stewart Information Services Corp.	1,108	52,563
Third Point Reinsurance, Ltd.†	3,181	38,490
United Insurance Holdings Corp.	830	12,666
Universal Insurance Holdings, Inc.	1,585	41,289

		1,068,403

Insurance-Reinsurance — 0.4%
Argo Group International Holdings, Ltd.	1,396	92,066
Blue Capital Reinsurance Holdings, Ltd.	320	6,048
Essent Group, Ltd.†	3,609	133,569
Greenlight Capital Re, Ltd., Class A†	1,440	31,032
Maiden Holdings, Ltd.	3,345	41,311
State National Cos., Inc.	1,463	21,462
WMIH Corp.†	9,873	14,810

		340,298

Internet Application Software — 0.1%
RealNetworks, Inc.†	1,123	5,132
VirnetX Holding Corp.†	2,325	7,672
Zendesk, Inc.†	3,933	113,074

		125,878

Internet Connectivity Services — 0.1%
Boingo Wireless, Inc.†	1,718	24,550
Cogent Communications Holdings, Inc.	2,011	90,495

		115,045

Internet Content-Entertainment — 0.1%
Limelight Networks, Inc.†	3,468	10,890
Shutterstock, Inc.†	919	39,728

		50,618

Internet Content-Information/News — 0.2%
Autobytel, Inc.†	425	5,572
DHI Group, Inc.†	2,441	9,398
HealthStream, Inc.†	1,249	34,710
Reis, Inc.	412	7,745
WebMD Health Corp.†	1,809	98,102
XO Group, Inc.†	1,237	21,709

		177,236

Internet Security — 0.3%
Corindus Vascular Robotics, Inc.†	2,631	3,315
Imperva, Inc.†	1,388	61,697
Proofpoint, Inc.†	1,976	148,931
Rapid7, Inc.†	970	16,441
VASCO Data Security International, Inc.†	1,451	19,588
Zix Corp.†	2,555	13,874

		263,846

Internet Telephone — 0.2%
8x8, Inc.†	4,273	62,172
RingCentral, Inc., Class A†	2,834	90,546

		152,718

Investment Companies — 0.0%
Acacia Research Corp.†	2,412	13,145
Real Industry, Inc.†	1,290	3,354
Tiptree Financial, Inc.	1,112	7,840

		24,339

Investment Management/Advisor Services — 0.5%
Altisource Portfolio Solutions SA†	562	12,415
Associated Capital Group, Inc., Class A	215	7,235
Cohen & Steers, Inc.	1,018	40,618
Financial Engines, Inc.	2,594	110,245
GAMCO Investors, Inc., Class A	219	6,285
Hennessy Advisors, Inc.	204	3,470
Janus Capital Group, Inc.	6,994	95,538

Manning & Napier, Inc.	738	4,280
Medley Management, Inc., Class A	277	2,133
OM Asset Management PLC	1,948	30,311
Pzena Investment Management, Inc., Class A	717	7,378
Silvercrest Asset Management Group, Inc., Class A	324	4,423
Virtus Investment Partners, Inc.	250	26,600
Waddell & Reed Financial, Inc., Class A	3,847	69,208
Westwood Holdings Group, Inc.	388	21,650
WisdomTree Investments, Inc.	5,575	46,551

		488,340

Lasers-System/Components — 0.4%
Applied Optoelectronics, Inc.†	869	42,920
Coherent, Inc.†	1,172	252,683
Electro Scientific Industries, Inc.†	1,361	9,500
II-VI, Inc.†	2,885	95,638

		400,741

Leisure Games — 0.0%
Intrawest Resorts Holdings, Inc.†	786	18,534

Leisure Products — 0.0%
Escalade, Inc.	518	6,915
Johnson Outdoors, Inc., Class A	242	8,789
Marine Products Corp.	460	5,502

		21,206

Lighting Products & Systems — 0.2%
Universal Display Corp.	2,008	179,415

Linen Supply & Related Items — 0.1%
UniFirst Corp.	727	101,198

Machine Tools & Related Products — 0.2%
Hardinge, Inc.	566	5,943
Kennametal, Inc.	3,831	159,293
Milacron Holdings Corp.†	701	13,193

		178,429

Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	944	59,802
Hyster-Yale Materials Handling, Inc.	453	27,230

		87,032

Machinery-Electrical — 0.1%
Babcock & Wilcox Enterprises, Inc.†	2,212	20,727
Franklin Electric Co., Inc.	2,223	91,365

		112,092

Machinery-Farming — 0.1%
Alamo Group, Inc.	460	36,368
Lindsay Corp.	513	44,559

		80,927

Machinery-General Industrial — 0.5%
Albany International Corp., Class A	1,388	67,665
Altra Industrial Motion Corp.	1,228	54,216
Applied Industrial Technologies, Inc.	1,758	112,512
Chart Industries, Inc.†	1,483	54,144
DXP Enterprises, Inc.†	755	27,542
Gencor Industries, Inc.†	348	5,777
Kadant, Inc.	518	32,194
Manitowoc Co., Inc.†	6,152	36,728
Tennant Co.	848	62,116

		452,894

Machinery-Material Handling — 0.0%
Columbus McKinnon Corp.	947	24,745

Machinery-Pumps — 0.1%
Gorman-Rupp Co.	850	24,327
NN, Inc.	1,266	34,941
SPX FLOW, Inc.†	1,712	61,872

		121,140

Marine Services — 0.0%
Great Lakes Dredge & Dock Corp.†	2,873	13,072

Medical Imaging Systems — 0.1%
Analogic Corp.	599	43,038
iRadimed Corp.†	199	1,712

		44,750

Medical Information Systems — 0.3%
Computer Programs & Systems, Inc.	543	14,905
Cotiviti Holdings, Inc.†	610	25,492
Medidata Solutions, Inc.†	2,666	174,436
NantHealth, Inc.†	325	1,011
Quality Systems, Inc.†	2,480	35,365
Tabula Rasa HealthCare, Inc.†	242	3,262

		254,471

Medical Instruments — 0.8%
Abaxis, Inc.	1,064	47,912
AngioDynamics, Inc.†	1,307	20,285
AtriCure, Inc.†	1,515	31,057
Avinger, Inc.†	939	528
Cardiovascular Systems, Inc.†	1,545	46,149
CONMED Corp.	1,338	65,776
CryoLife, Inc.†	1,537	27,897
Endologix, Inc.†	3,914	29,316
Entellus Medical, Inc.†	411	5,844
Halyard Health, Inc.†	2,264	89,428
Integra LifeSciences Holdings Corp.†	2,922	134,324
iRhythm Technologies, Inc.†	355	12,528
Natus Medical, Inc.†	1,574	55,090
NuVasive, Inc.†	2,398	173,879
Obalon Therapeutics, Inc.†	234	2,485
Spectranetics Corp.†	2,071	59,231
TransEnterix, Inc.†	3,375	2,194

		803,923

Medical Labs & Testing Services — 0.1%
Fulgent Genetics, Inc.†	188	1,916
Invitae Corp.†	1,376	15,177
Medpace Holdings, Inc.†	389	12,335
Natera, Inc.†	1,271	11,502
Teladoc, Inc.†	1,162	28,818

		69,748

Medical Laser Systems — 0.0%
Cutera, Inc.†	565	11,046
IRIDEX Corp.†	407	4,640

		15,686

Medical Products — 1.4%
Accuray, Inc.†	3,874	17,627
Atrion Corp.	65	33,612
AxoGen, Inc.†	1,273	15,531
Cantel Medical Corp.	1,736	129,176
Cerus Corp.†	4,911	21,363
ConforMIS, Inc.†	1,724	9,689
Exactech, Inc.†	505	14,973
Glaukos Corp.†	810	38,499
Globus Medical, Inc., Class A†	3,392	102,879
Haemonetics Corp.†	2,476	103,695
Integer Holdings Corp.†	1,483	54,500

Intersect ENT, Inc.†	1,234	23,446
Invacare Corp.	1,536	22,579
InVivo Therapeutics Holdings Corp.†	1,553	5,901
K2M Group Holdings, Inc.†	1,246	27,599
LeMaitre Vascular, Inc.	649	19,308
Luminex Corp.	1,935	36,436
MiMedx Group, Inc.†	4,955	62,879
NanoString Technologies, Inc.†	755	13,197
Nevro Corp.†	1,164	109,672
Novan, Inc.†	233	1,268
Novocure, Ltd.†	2,458	27,775
NxStage Medical, Inc.†	3,080	92,061
Orthofix International NV†	854	33,776
Penumbra, Inc.†	1,331	113,734
Rockwell Medical, Inc.†	2,326	20,004
Surmodics, Inc.†	619	14,144
T2 Biosystems, Inc.†	696	3,348
Tactile Systems Technology, Inc.†	200	3,770
Wright Medical Group NV†	5,001	151,980

		1,324,421

Medical-Biomedical/Gene — 3.7%
Acceleron Pharma, Inc.†	1,332	43,983
Achillion Pharmaceuticals, Inc.†	5,677	19,359
Acorda Therapeutics, Inc.†	2,089	33,737
Aduro Biotech, Inc.†	1,723	16,627
Advaxis, Inc.†	1,739	14,886
Adverum Biotechnologies, Inc.†	1,112	3,169
Aevi Genomic Medicine, Inc.†	1,307	2,091
Agenus, Inc.†	3,550	12,744
Alder Biopharmaceuticals, Inc.†	2,273	45,574
AMAG Pharmaceuticals, Inc.†	1,692	41,285
AnaptysBio, Inc.†	240	6,403
Anavex Life Sciences Corp.†	1,581	8,901
ANI Pharmaceuticals, Inc.†	387	20,944
Applied Genetic Technologies Corp.†	622	3,483
Aptevo Therapeutics, Inc.†	797	1,594
Aratana Therapeutics, Inc.†	1,611	9,988
Ardelyx, Inc.†	1,517	20,328
Arena Pharmaceuticals, Inc.†	11,849	15,878
Argos Therapeutics, Inc.†	716	308
Arrowhead Pharmaceuticals, Inc.†	3,308	5,127
Asterias Biotherapeutics, Inc.†	1,104	4,085
Atara Biotherapeutics, Inc.†	1,128	19,289
Athersys, Inc.†	3,655	5,409
Audentes Therapeutics, Inc.†	290	4,321
Axovant Sciences, Ltd.†	1,187	28,773
Bellicum Pharmaceuticals, Inc.†	1,013	13,544
BioCryst Pharmaceuticals, Inc.†	3,557	22,551
BioTime, Inc.†	3,626	12,328
Bluebird Bio, Inc.†	1,974	175,587
Blueprint Medicines Corp.†	1,177	54,825
Cambrex Corp.†	1,545	91,696
Celldex Therapeutics, Inc.†	4,617	15,375
Cellular Biomedicine Group, Inc.†	590	6,372
ChemoCentryx, Inc.†	1,113	8,058
ChromaDex Corp.†	1,392	4,329
Clearside Biomedical, Inc.†	482	3,837
Corvus Pharmaceuticals, Inc.†	166	1,648
Curis, Inc.†	5,427	13,133
Cytokinetics, Inc.†	1,643	26,945
CytomX Therapeutics, Inc.†	993	15,600
CytRx Corp.†	5,280	2,686
Dermira, Inc.†	1,398	47,616
Dimension Therapeutics, Inc.†	578	896
Dynavax Technologies Corp.†	1,885	10,462
Edge Therapeutics, Inc.†	798	8,283
Editas Medicine, Inc.†	336	6,334
Eiger BioPharmaceuticals, Inc.†	203	1,604
Emergent BioSolutions, Inc.†	1,581	47,288
Endocyte, Inc.†	1,855	4,266
Enzo Biochem, Inc.†	1,916	16,861
Epizyme, Inc.†	1,949	35,179
Esperion Therapeutics, Inc.†	695	24,846
Exact Sciences Corp.†	5,121	153,681
Exelixis, Inc.†	11,014	246,714
FibroGen, Inc.†	2,539	71,092
Five Prime Therapeutics, Inc.†	1,308	45,597
Flex Pharma, Inc.†	525	1,806
Fortress Biotech, Inc.†	1,659	6,039
Foundation Medicine, Inc.†	654	23,217
Galena Biopharma, Inc.†	513	303
Geron Corp.†	7,305	18,701
GlycoMimetics, Inc.†	586	2,520
Halozyme Therapeutics, Inc.†	5,279	73,589
Idera Pharmaceuticals, Inc.†	5,032	11,825
ImmunoGen, Inc.†	4,067	17,651
Immunomedics, Inc.†	4,715	27,017
Infinity Pharmaceuticals, Inc.†	2,379	5,115
Innoviva, Inc.†	3,914	46,126
Inovio Pharmaceuticals, Inc.†	3,207	20,172
Insmed, Inc.†	2,995	55,258
Intellia Therapeutics, Inc.†	336	4,896
Karyopharm Therapeutics, Inc.†	1,312	13,409
Kite Pharma, Inc.†	2,091	171,629
Lexicon Pharmaceuticals, Inc.†	2,042	31,876
Ligand Pharmaceuticals, Inc.†	925	102,832
Lion Biotechnologies, Inc.†	2,734	18,728
Loxo Oncology, Inc.†	782	36,019
MacroGenics, Inc.†	1,548	33,452
Medicines Co.†	3,260	160,783
Merrimack Pharmaceuticals, Inc.†	5,920	19,714
Momenta Pharmaceuticals, Inc.†	3,144	45,116
Myriad Genetics, Inc.†	3,268	60,098
NantKwest, Inc.†	819	2,580
NeoGenomics, Inc.†	2,560	19,328
NewLink Genetics Corp.†	1,048	19,587
Novavax, Inc.†	13,046	10,647
Omeros Corp.†	1,957	31,938
OncoMed Pharmaceuticals, Inc.†	1,030	4,058
Organovo Holdings, Inc.†	4,677	13,563
Otonomy, Inc.†	1,167	15,579
OvaScience, Inc.†	1,506	2,274
Pacific Biosciences of California, Inc.†	3,882	15,295
Paratek Pharmaceuticals, Inc.†	884	18,962
PDL BioPharma, Inc.	7,996	17,991
Pfenex, Inc.†	884	4,252
PharmAthene, Inc.	2,931	2,130
Prothena Corp. PLC†	1,682	91,047
PTC Therapeutics, Inc.†	1,612	19,586
Puma Biotechnology, Inc.†	1,353	54,932
REGENXBIO, Inc.†	978	20,440
Retrophin, Inc.†	1,754	34,361
Rigel Pharmaceuticals, Inc.†	5,961	17,823
RTI Surgical, Inc.†	2,769	11,214
Sage Therapeutics, Inc.†	1,461	103,731
Sangamo BioSciences, Inc.†	3,352	16,090
Second Sight Medical Products, Inc.†	702	814
Selecta Biosciences, Inc.†	245	2,955
Senseonics Holdings, Inc.†	1,369	2,314
Seres Therapeutics, Inc.†	865	8,503
Spark Therapeutics, Inc.†	927	53,738
Spectrum Pharmaceuticals, Inc.†	3,734	28,416

Stemline Therapeutics, Inc.†	1,017	9,051
Syndax Pharmaceuticals, Inc.†	230	2,183
Synthetic Biologics, Inc.†	4,680	2,668
Theravance Biopharma, Inc.†	1,942	78,321
Tokai Pharmaceuticals, Inc.†	484	296
Trovagene, Inc.†	1,355	1,260
Ultragenyx Pharmaceutical, Inc.†	1,866	120,152
Veracyte, Inc.†	807	6,835
Versartis, Inc.†	1,515	27,876
WaVe Life Sciences, Ltd.†	359	7,575
XBiotech, Inc.†	844	9,183
ZIOPHARM Oncology, Inc.†	5,891	41,473

		3,536,431

Medical-Drugs — 2.0%
AcelRx Pharmaceuticals, Inc.†	1,726	4,488
Aclaris Therapeutics, Inc.†	549	15,432
Adamas Pharmaceuticals, Inc.†	811	13,284
Aerie Pharmaceuticals, Inc.†	1,398	61,582
Agile Therapeutics, Inc.†	654	2,348
Aimmune Therapeutics, Inc.†	1,273	24,747
Amicus Therapeutics, Inc.†	6,905	53,030
Ampio Pharmaceuticals, Inc.†	2,294	1,283
Anthera Pharmaceuticals, Inc.†	1,901	627
Array BioPharma, Inc.†	8,109	70,305
BioSpecifics Technologies Corp.†	263	14,920
Cempra, Inc.†	2,163	9,301
Chimerix, Inc.†	2,062	12,331
Cidara Therapeutics, Inc.†	609	4,720
Clovis Oncology, Inc.†	1,780	103,044
Coherus Biosciences, Inc.†	1,634	31,373
Collegium Pharmaceutical, Inc.†	801	7,858
Corcept Therapeutics, Inc.†	3,620	34,535
Durect Corp.†	6,119	5,369
Eagle Pharmaceuticals, Inc.†	431	39,044
Enanta Pharmaceuticals, Inc.†	759	24,098
Global Blood Therapeutics, Inc.†	970	28,081
Horizon Pharma PLC†	7,817	120,225
Ignyta, Inc.†	1,424	12,602
Immune Design Corp.†	677	4,434
Inotek Pharmaceuticals Corp.†	845	1,690
Insys Therapeutics, Inc.†	1,135	12,769
Intra-Cellular Therapies, Inc.†	1,660	22,941
Ironwood Pharmaceuticals, Inc.†	6,267	102,277
Jounce Therapeutics, Inc.†	303	8,581
Kadmon Holdings, Inc.†	380	1,045
Keryx Biopharmaceuticals, Inc.†	3,831	22,680
Lannett Co., Inc.†	1,346	34,996
Lipocine, Inc.†	807	3,422
MediciNova, Inc.†	1,443	8,297
Minerva Neurosciences, Inc.†	915	6,954
MyoKardia, Inc.†	625	8,156
Myovant Sciences, Ltd.†	535	6,950
Neos Therapeutics, Inc.†	861	6,113
Ocular Therapeutix, Inc.†	1,008	10,040
Ophthotech Corp.†	1,480	4,396
Pacira Pharmaceuticals, Inc.†	1,765	85,691
PharMerica Corp.†	1,428	33,701
PRA Health Sciences, Inc.†	1,172	74,961
Prestige Brands Holdings, Inc.†	2,573	147,716
Progenics Pharmaceuticals, Inc.†	3,373	26,714
Protagonist Therapeutics, Inc.†	367	3,714
Ra Pharmaceuticals, Inc.†	376	8,874
Radius Health, Inc.†	1,528	59,699
Reata Pharmaceuticals, Inc., Class A†	309	6,409
Regulus Therapeutics, Inc.†	1,843	2,857
SciClone Pharmaceuticals, Inc.†	2,427	23,421
Sorrento Therapeutics, Inc.†	1,221	2,381
Sucampo Pharmaceuticals, Inc., Class A†	1,132	11,490
Supernus Pharmaceuticals, Inc.†	2,275	74,165
Synergy Pharmaceuticals, Inc.†	9,794	40,351
Syros Pharmaceuticals, Inc.†	231	3,509
TESARO, Inc.†	1,385	204,412
Tetraphase Pharmaceuticals, Inc.†	1,768	14,020
TG Therapeutics, Inc.†	2,066	22,829
TherapeuticsMD, Inc.†	7,261	37,031
Titan Pharmaceuticals, Inc.†	901	2,658
Trevena, Inc.†	2,160	7,063
Vanda Pharmaceuticals, Inc.†	1,774	27,053
Voyager Therapeutics, Inc.†	571	5,961
vTv Therapeutics, Inc., Class A†	378	2,083
Zogenix, Inc.†	1,201	13,211

		1,902,342

Medical-Generic Drugs — 0.1%
Amphastar Pharmaceuticals, Inc.†	1,716	25,911
AveXis, Inc.†	284	22,862
Impax Laboratories, Inc.†	3,536	49,681
Teligent, Inc.†	1,999	15,772

		114,226

Medical-HMO — 0.3%
Magellan Health, Inc.†	1,132	77,881
Molina Healthcare, Inc.†	2,100	104,559
Tivity Health, Inc.†	1,545	51,912
Triple-S Management Corp., Class B†	1,129	20,435
UnitedHealth Group, Inc.	22	3,907

		258,694

Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	5,342	45,995
Nobilis Health Corp.†	2,698	3,372
Quorum Health Corp.†	1,433	6,119
Select Medical Holdings Corp.†	5,170	71,087
Surgery Partners, Inc.†	904	15,549

		142,122

Medical-Nursing Homes — 0.1%
Ensign Group, Inc.	2,326	41,752
Genesis Healthcare, Inc.†	1,823	4,412
Kindred Healthcare, Inc.	4,074	39,110
National HealthCare Corp.	532	39,591

		124,865

Medical-Outpatient/Home Medical — 0.4%
Addus HomeCare Corp.†	355	12,052
Almost Family, Inc.†	538	26,712
Amedisys, Inc.†	1,354	73,387
Chemed Corp.	785	158,083
Civitas Solutions, Inc.†	735	13,083
LHC Group, Inc.†	723	39,114
Providence Service Corp.†	625	27,500

		349,931

Medical-Wholesale Drug Distribution — 0.1%
Owens & Minor, Inc.	2,996	103,811

Metal Processors & Fabrication — 0.5%
Ampco-Pittsburgh Corp.	419	6,096
CIRCOR International, Inc.	803	53,568
Global Brass & Copper Holdings, Inc.	1,027	36,613
Haynes International, Inc.	608	25,712
Mueller Industries, Inc.	2,753	88,206
Park-Ohio Holdings Corp.	412	16,212
RBC Bearings, Inc.†	1,094	109,728

Rexnord Corp.†	4,019	98,064
Sun Hydraulics Corp.	1,127	43,773

		477,972

Metal Products-Distribution — 0.1%
Lawson Products, Inc.†	308	7,007
Olympic Steel, Inc.	444	10,012
Worthington Industries, Inc.	2,181	94,874

		111,893

Metal Products-Fasteners — 0.1%
TriMas Corp.†	2,191	50,283

Metal-Aluminum — 0.1%
Century Aluminum Co.†	2,420	33,009
Kaiser Aluminum Corp.	853	72,002

		105,011

Metal-Diversified — 0.0%
Ferroglobe PLC	3,169	30,581

Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.†	13,646	91,701

Miscellaneous Manufacturing — 0.3%
American Railcar Industries, Inc.	374	15,689
FreightCar America, Inc.	590	7,706
Hillenbrand, Inc.	2,851	105,202
John Bean Technologies Corp.	1,514	134,216

		262,813

Motion Pictures & Services — 0.1%
Eros International PLC†	1,434	14,268
IMAX Corp.†	2,857	87,139

		101,407

MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	1,785	10,799

Multimedia — 0.3%
E.W. Scripps Co., Class A†	2,890	64,389
Entravision Communications Corp., Class A	3,155	19,561
Liberty Media Corp.-Liberty Braves, Series A†	441	10,950
Liberty Media Corp.-Liberty Braves, Series C†	1,522	37,319
Liberty Media Corp.-Liberty Formula One, Series A†	1,105	37,471
Liberty Media Corp.-Liberty Formula One, Series C†	2,233	78,200

		247,890

Networking Products — 0.6%
A10 Networks, Inc.†	2,133	17,277
Black Box Corp.	732	7,247
Calix, Inc.†	1,995	13,366
Extreme Networks, Inc.†	5,006	39,122
Gigamon, Inc.†	1,571	49,801
Infinera Corp.†	6,817	67,625
LogMeIn, Inc.	2,523	285,099
NeoPhotonics Corp.†	1,490	11,562
NETGEAR, Inc.†	1,565	73,790
Silicom, Ltd.	275	14,913

		579,802

Non-Ferrous Metals — 0.0%
Materion Corp.	960	36,528

Non-Hazardous Waste Disposal — 0.1%
Advanced Disposal Services, Inc.†	1,040	24,731
Casella Waste Systems, Inc., Class A†	1,868	28,114

		52,845

Office Automation & Equipment — 0.0%
Eastman Kodak Co.†	817	8,987

Office Furnishings-Original — 0.4%
CompX International, Inc.	77	1,147
Herman Miller, Inc.	2,915	96,487
HNI Corp.	2,193	102,545
Interface, Inc.	3,138	62,446
Kimball International, Inc., Class B	1,795	31,897
Knoll, Inc.	2,317	55,515
Steelcase, Inc., Class A	4,193	71,491

		421,528

Office Supplies & Forms — 0.1%
ACCO Brands Corp.†	5,141	73,259

Oil & Gas Drilling — 0.1%
Atwood Oceanics, Inc.†	3,661	28,666
Parker Drilling Co.†	5,817	9,598
Seadrill, Ltd.†	18,327	12,642

		50,906

Oil Companies-Exploration & Production — 1.2%
Abraxas Petroleum Corp.†	7,099	13,275
Bill Barrett Corp.†	2,987	11,470
California Resources Corp.†	1,537	17,983
Callon Petroleum Co.†	9,008	106,655
Carrizo Oil & Gas, Inc.†	2,999	75,425
Cobalt International Energy, Inc.†	19,619	7,673
Contango Oil & Gas Co.†	1,080	7,733
Denbury Resources, Inc.†	17,042	37,833
Earthstone Energy, Inc.†	98	1,320
Eclipse Resources Corp.†	2,768	5,564
EP Energy Corp., Class A†	1,881	8,502
Erin Energy Corp.†	693	1,421
Evolution Petroleum Corp.	1,189	9,512
EXCO Resources, Inc.†	6,694	3,280
Isramco, Inc.†	34	3,879
Jagged Peak Energy, Inc.†	1,328	14,794
Jones Energy, Inc., Class A†	2,967	5,934
Matador Resources Co.†	4,295	93,116
Noble Energy, Inc.	1,079	39,400
Northern Oil and Gas, Inc.†	2,240	5,040
Oasis Petroleum, Inc.†	11,297	134,886
Panhandle Oil and Gas, Inc., Class A	739	14,004
PDC Energy, Inc.†	2,712	149,784
Ring Energy, Inc.†	1,998	23,976
RSP Permian, Inc.†	4,757	181,004
Sanchez Energy Corp.†	3,264	25,263
SRC Energy, Inc.†	8,996	67,830
Unit Corp.†	2,453	52,715
W&T Offshore, Inc.†	1,704	3,476
WildHorse Resource Development Corp.†	967	10,550

		1,133,297

Oil Field Machinery & Equipment — 0.2%
Exterran Corp.†	1,538	42,095
Flotek Industries, Inc.†	2,652	31,851
Forum Energy Technologies, Inc.†	2,910	49,179
Natural Gas Services Group, Inc.†	600	16,440
Thermon Group Holdings, Inc.†	1,564	32,062

		171,627

Oil Refining & Marketing — 0.3%
Adams Resources & Energy, Inc.	98	3,981
Alon USA Energy, Inc.	1,534	18,546

CVR Energy, Inc.	770	16,855
Delek US Holdings, Inc.	2,994	72,066
Par Pacific Holdings, Inc.†	1,494	24,457
Trecora Resources†	967	10,685
Western Refining, Inc.	3,905	134,683

		281,273

Oil-Field Services — 0.7%
Archrock, Inc.	3,375	39,825
Bristow Group, Inc.	1,630	21,793
CARBO Ceramics, Inc.†	1,084	7,447
Era Group, Inc.†	947	12,036
Helix Energy Solutions Group, Inc.†	6,700	41,004
Independence Contract Drilling, Inc.†	1,445	6,661
Keane Group, Inc.†	1,495	20,661
Mammoth Energy Services, Inc.†	382	7,373
Matrix Service Co.†	1,283	15,075
McDermott International, Inc.†	11,696	76,492
MRC Global, Inc.†	4,539	82,746
Newpark Resources, Inc.†	3,995	30,562
NOW, Inc.†	5,194	88,350
Oil States International, Inc.†	2,482	73,839
PHI, Inc.†	577	6,768
Pioneer Energy Services Corp.†	3,613	11,020
SEACOR Holdings, Inc.†	774	50,821
Tesco Corp.†	2,245	14,705
TETRA Technologies, Inc.†	5,499	18,312
Willbros Group, Inc.†	2,095	5,761

		631,251

Optical Recognition Equipment — 0.0%
Digimarc Corp.†	467	13,473

Optical Supplies — 0.0%
STAAR Surgical Co.†	1,940	20,176

Paper & Related Products — 0.2%
Clearwater Paper Corp.†	827	40,192
Neenah Paper, Inc.	801	62,758
Orchids Paper Products Co.	433	10,544
P.H. Glatfelter Co.	2,115	45,494
Schweitzer-Mauduit International, Inc.	1,458	62,767

		221,755

Patient Monitoring Equipment — 0.3%
Insulet Corp.†	2,792	121,201
Masimo Corp.†	1,982	203,630

		324,831

Pharmacy Services — 0.0%
BioScrip, Inc.†	5,390	8,193
Diplomat Pharmacy, Inc.†	2,217	34,585

		42,778

Physical Therapy/Rehabilitation Centers — 0.3%
AAC Holdings, Inc.†	485	3,473
HealthSouth Corp.	4,296	201,482
U.S. Physical Therapy, Inc.	583	38,245

		243,200

Pipelines — 0.1%
SemGroup Corp., Class A	3,206	106,760

Platinum — 0.1%
Stillwater Mining Co.†	5,411	97,290

Pollution Control — 0.0%
CECO Environmental Corp.	1,412	15,941

Poultry — 0.1%
Sanderson Farms, Inc.	972	112,538

Power Converter/Supply Equipment — 0.4%
Advanced Energy Industries, Inc.†	1,914	141,253
Energous Corp.†	723	9,124
Generac Holdings, Inc.†	2,970	104,455
Powell Industries, Inc.	414	14,279
SPX Corp.†	2,011	48,385
Vicor Corp.†	801	14,418

		331,914

Precious Metals — 0.1%
Coeur Mining, Inc.†	8,721	79,012

Printing-Commercial — 0.4%
ARC Document Solutions, Inc.†	1,976	7,272
Cimpress NV†	1,214	99,645
Deluxe Corp.	2,367	170,211
Ennis, Inc.	1,235	21,736
Quad/Graphics, Inc.	1,404	36,869

		335,733

Private Equity — 0.1%
Fifth Street Asset Management, Inc.	235	1,105
Kennedy-Wilson Holdings, Inc.	4,016	81,926

		83,031

Protection/Safety — 0.0%
Landauer, Inc.	461	24,249

Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	6,010	69,115
Scholastic Corp.	1,305	56,415

		125,530

Publishing-Newspapers — 0.2%
Daily Journal Corp.†	56	11,705
Gannett Co., Inc.	5,694	47,602
New York Times Co., Class A	6,054	87,480
tronc, Inc.†	1,287	18,456

		165,243

Publishing-Periodicals — 0.2%
Meredith Corp.	1,817	106,385
Time, Inc.	4,972	75,575
Value Line, Inc.	52	909

		182,869

Racetracks — 0.3%
Churchill Downs, Inc.	654	109,087
Empire Resorts, Inc.†	162	4,050
International Speedway Corp., Class A	1,277	47,377
Penn National Gaming, Inc.†	3,964	73,255
Speedway Motorsports, Inc.	592	10,685

		244,454

Radio — 0.0%
Entercom Communications Corp., Class A	1,269	16,053
Radio One, Inc., Class D†	1,207	3,621
Saga Communications, Inc., Class A	175	8,968
Salem Media Group, Inc.	537	4,108
Townsquare Media, Inc., Class A†	398	4,816

		37,566

Real Estate Investment Trusts — 8.2%
Acadia Realty Trust	3,841	111,696
AG Mtg. Investment Trust, Inc.	1,354	25,658
Agree Realty Corp.	1,214	58,855
Alexander’s, Inc.	102	44,351
Altisource Residential Corp.	2,545	36,597
American Assets Trust, Inc.	1,876	80,349
Anworth Mtg. Asset Corp.	4,720	27,659
Apollo Commercial Real Estate Finance, Inc.	3,888	75,000
Ares Commercial Real Estate Corp.	1,260	17,426
Armada Hoffler Properties, Inc.	1,677	23,914
ARMOUR Residential REIT, Inc.	1,763	42,435
Ashford Hospitality Prime, Inc.	1,135	12,020
Ashford Hospitality Trust, Inc.	3,763	23,519
Bluerock Residential Growth REIT, Inc.	1,103	13,743
Capstead Mtg. Corp.	4,552	50,709
CareTrust REIT, Inc.	3,089	52,575
CatchMark Timber Trust, Inc., Class A	1,833	21,464
CBL & Associates Properties, Inc.	8,197	75,822
Cedar Realty Trust, Inc.	4,111	22,117
Chatham Lodging Trust	1,823	35,293
Chesapeake Lodging Trust	2,907	67,762
City Office REIT, Inc.	1,280	16,064
Clipper Realty, Inc.	73	803
Colony Starwood Homes	3,478	120,234
Community Healthcare Trust, Inc.	608	15,030
CorEnergy Infrastructure Trust, Inc.	579	21,122
CoreSite Realty Corp.	1,626	159,104
Cousins Properties, Inc.	17,424	147,930
CYS Investments, Inc.	7,421	63,301
DiamondRock Hospitality Co.	9,760	107,458
DuPont Fabros Technology, Inc.	3,616	186,405
Dynex Capital, Inc.	2,275	15,743
Easterly Government Properties, Inc.	1,549	31,166
EastGroup Properties, Inc.	1,519	118,862
Education Realty Trust, Inc.	3,545	137,440
Farmland Partners, Inc.	1,228	13,385
FelCor Lodging Trust, Inc.	6,603	51,173
First Industrial Realty Trust, Inc.	5,615	158,006
First Potomac Realty Trust	2,819	31,009
Four Corners Property Trust, Inc.	2,928	68,310
Franklin Street Properties Corp.	5,049	61,244
GEO Group, Inc.	5,888	196,171
Getty Realty Corp.	1,312	33,587
Gladstone Commercial Corp.	1,208	26,938
Global Medical REIT, Inc.	735	6,813
Global Net Lease, Inc.	3,268	77,223
Government Properties Income Trust	3,402	72,531
Gramercy Property Trust	6,815	189,389
Great Ajax Corp.	739	10,050
Healthcare Realty Trust, Inc.	5,507	180,630
Hersha Hospitality Trust	1,985	36,603
Hudson Pacific Properties, Inc.	5,869	201,659
Independence Realty Trust, Inc.	2,779	25,567
InfraREIT, Inc.†	1,933	36,920
Invesco Mtg. Capital, Inc.	5,448	88,857
Investors Real Estate Trust	5,961	35,230
iStar, Inc.†	3,370	41,215
Kite Realty Group Trust	4,036	82,173
Ladder Capital Corp.	2,121	31,030
LaSalle Hotel Properties	5,162	147,427
Lexington Realty Trust	11,098	112,867
LTC Properties, Inc.	1,820	87,069
Mack-Cali Realty Corp.	4,311	116,613
MedEquities Realty Trust, Inc.	807	9,539
Medical Properties Trust, Inc.	14,254	186,300
Monmouth Real Estate Investment Corp.	3,226	48,390
Monogram Residential Trust, Inc.	8,182	83,293
MTGE Investment Corp.	2,270	40,860
National Health Investors, Inc.	1,820	133,169
National Storage Affiliates Trust	2,027	49,661
New Residential Investment Corp.	14,452	240,915
New Senior Investment Group, Inc.	3,720	38,762
New York Mortgage Trust, Inc.	5,324	34,127
NexPoint Residential Trust, Inc.	870	20,889
NorthStar Realty Europe Corp.	2,674	31,099
One Liberty Properties, Inc.	659	16,001
Orchid Island Capital, Inc.	1,518	16,091
Owens Realty Mortgage, Inc.	476	8,644
Parkway, Inc.	2,060	41,509
Pebblebrook Hotel Trust	3,459	102,940
Pennsylvania Real Estate Investment Trust	3,300	45,705
PennyMac Mortgage Investment Trust	3,318	59,326
Physicians Realty Trust	7,532	147,928
Potlatch Corp.	1,976	89,019
Preferred Apartment Communities, Inc., Class A	1,150	16,272
PS Business Parks, Inc.	946	114,977
QTS Realty Trust, Inc., Class A	2,274	121,523
RAIT Financial Trust	4,411	13,542
Ramco-Gershenson Properties Trust	3,762	50,147
Redwood Trust, Inc.	3,701	63,176
Resource Capital Corp.	1,456	13,614
Retail Opportunity Investments Corp.	5,153	106,152
Rexford Industrial Realty, Inc.	3,149	78,536
RLJ Lodging Trust	5,910	127,006
Ryman Hospitality Properties, Inc.	2,110	134,576
Sabra Health Care REIT, Inc.	3,144	85,485
Saul Centers, Inc.	480	28,824
Select Income REIT	3,045	76,308
Seritage Growth Properties, Class A	1,209	50,173
Silver Bay Realty Trust Corp.	1,576	33,774
STAG Industrial, Inc.	4,019	105,941
Summit Hotel Properties, Inc.	4,442	73,426
Sunstone Hotel Investors, Inc.	10,554	157,149
Terreno Realty Corp.	2,175	67,164
Tier REIT, Inc.	2,313	40,038
UMH Properties, Inc.	1,267	20,297
Universal Health Realty Income Trust	616	42,966
Urban Edge Properties	4,353	111,001
Urstadt Biddle Properties, Inc., Class A	1,408	27,681
Washington Prime Group, Inc.	9,055	79,684
Washington Real Estate Investment Trust	3,543	112,207
Western Asset Mortgage Capital Corp.	1,987	20,923
Whitestone REIT	1,316	16,503
Xenia Hotels & Resorts, Inc.	5,011	87,492

		7,800,039

Real Estate Management/Services — 0.1%
Griffin Industrial Realty, Inc.	27	817
HFF, Inc., Class A	1,745	54,793
Marcus & Millichap, Inc.†	707	18,241
RE/MAX Holdings, Inc., Class A	860	50,869

		124,720

Real Estate Operations & Development — 0.2%
Alexander & Baldwin, Inc.	2,266	104,259
Consolidated-Tomoka Land Co.	200	10,846
Forestar Group, Inc.†	1,981	28,031
FRP Holdings, Inc.†	308	13,152

RMR Group, Inc., Class A	336	17,724
St. Joe Co.†	2,456	42,980
Stratus Properties, Inc.	305	9,104
Trinity Place Holdings, Inc.†	1,085	7,736

		233,832

Recreational Centers — 0.1%
ClubCorp Holdings, Inc.	3,108	41,803
Planet Fitness, Inc., Class A	1,265	26,312

		68,115

Recreational Vehicles — 0.2%
Camping World Holdings, Inc., Class A	583	18,026
LCI Industries	1,151	116,424
Malibu Boats, Inc., Class A†	872	20,091
MCBC Holdings, Inc.	388	6,499

		161,040

Recycling — 0.0%
Aqua Metals, Inc.†	597	9,850

Rental Auto/Equipment — 0.2%
Aaron’s, Inc.	3,191	114,684
CAI International, Inc.†	758	15,630
McGrath RentCorp	1,148	39,962
Neff Corp., Class A†	462	8,131
Rent-A-Center, Inc.	2,498	26,704
Textainer Group Holdings, Ltd.	1,102	16,475

		221,586

Research & Development — 0.3%
Albany Molecular Research, Inc.†	1,265	20,253
INC Research Holdings, Inc., Class A†	2,008	90,360
PAREXEL International Corp.†	2,539	162,064

		272,677

Resorts/Theme Parks — 0.2%
Marriott Vacations Worldwide Corp.	1,084	119,435
SeaWorld Entertainment, Inc.	3,250	56,973

		176,408

Respiratory Products — 0.1%
Inogen, Inc.†	787	65,234

Retail-Apparel/Shoe — 0.9%
Abercrombie & Fitch Co., Class A	3,299	39,555
American Eagle Outfitters, Inc.	8,070	113,706
Ascena Retail Group, Inc.†	8,385	32,785
Boot Barn Holdings, Inc.†	650	6,897
Buckle, Inc.	1,384	25,881
Caleres, Inc.	2,080	59,946
Cato Corp., Class A	1,237	27,907
Chico’s FAS, Inc.	6,342	87,646
Children’s Place, Inc.	905	103,894
Destination XL Group, Inc.†	1,774	4,524
DSW, Inc., Class A	3,254	67,097
Duluth Holdings, Inc., Class B†	461	10,211
Express, Inc.†	3,605	31,111
Finish Line, Inc., Class A	2,023	31,984
Francesca’s Holdings Corp.†	1,855	29,272
Genesco, Inc.†	991	52,820
Guess?, Inc.	2,961	33,045
Shoe Carnival, Inc.	639	16,211
Stein Mart, Inc.	1,523	3,762
Tailored Brands, Inc.	2,369	29,210
Tilly’s, Inc., Class A	566	5,411
Vera Bradley, Inc.†	990	9,058
Winmark Corp.	107	13,814

		835,747

Retail-Appliances — 0.0%
Conn’s, Inc.†	988	17,389

Retail-Automobile — 0.4%
America’s Car-Mart, Inc.†	388	14,472
Asbury Automotive Group, Inc.†	967	59,180
Group 1 Automotive, Inc.	1,006	69,364
Lithia Motors, Inc., Class A	1,149	109,787
Rush Enterprises, Inc., Class A†	1,422	53,681
Rush Enterprises, Inc., Class B†	304	10,531
Sonic Automotive, Inc., Class A	1,359	26,636

		343,651

Retail-Bookstores — 0.1%
Barnes & Noble Education, Inc.†	1,917	19,956
Barnes & Noble, Inc.	3,063	26,189

		46,145

Retail-Building Products — 0.2%
At Home Group, Inc.†	407	7,126
BMC Stock Holdings, Inc.†	2,679	62,421
Foundation Building Materials, Inc.†	518	8,386
GMS, Inc.†	343	12,403
Lumber Liquidators Holdings, Inc.†	1,272	31,228
Tile Shop Holdings, Inc.	1,585	33,840

		155,404

Retail-Computer Equipment — 0.0%
PC Connection, Inc.	547	15,721

Retail-Discount — 0.3%
Big Lots, Inc.	2,163	109,210
Citi Trends, Inc.	693	13,022
Fred’s, Inc., Class A	1,714	25,230
HSN, Inc.	1,511	55,756
Ollie’s Bargain Outlet Holdings, Inc.†	978	37,457
Tuesday Morning Corp.†	2,164	7,033

		247,708

Retail-Hair Salons — 0.0%
Regis Corp.†	1,820	19,856

Retail-Home Furnishings — 0.2%
Haverty Furniture Cos., Inc.	892	21,988
Kirkland’s, Inc.†	708	8,326
Pier 1 Imports, Inc.	3,924	26,447
RH†	1,872	89,800

		146,561

Retail-Jewelry — 0.0%
Movado Group, Inc.	740	17,316

Retail-Leisure Products — 0.1%
MarineMax, Inc.†	1,199	24,400
Party City Holdco, Inc.†	1,306	20,896
West Marine, Inc.†	896	9,820

		55,116

Retail-Major Department Stores — 0.0%
Sears Holdings Corp.†	550	5,621
Sears Hometown and Outlet Stores, Inc.†	545	1,826

		7,447

Retail-Misc./Diversified — 0.4%
Container Store Group, Inc.†	795	3,275
FirstCash, Inc.	2,303	119,641
Five Below, Inc.†	2,594	127,417
Gaia, Inc.†	329	3,603

PriceSmart, Inc.	970	84,342

		338,278

Retail-Office Supplies — 0.1%
Office Depot, Inc.	25,019	124,344

Retail-Pawn Shops — 0.0%
EZCORP, Inc., Class A†	2,458	22,245

Retail-Pet Food & Supplies — 0.0%
Freshpet, Inc.†	1,092	12,831
PetMed Express, Inc.	974	22,499

		35,330

Retail-Regional Department Stores — 0.0%
Stage Stores, Inc.	1,220	3,514

Retail-Restaurants — 1.8%
Biglari Holdings, Inc.†	44	18,772
BJ’s Restaurants, Inc.†	1,025	46,228
Bloomin’ Brands, Inc.	5,049	109,513
Bob Evans Farms, Inc.	960	64,070
Bojangles’, Inc.†	466	10,229
Buffalo Wild Wings, Inc.†	843	132,815
Carrols Restaurant Group, Inc.†	1,663	23,282
Cheesecake Factory, Inc.	2,188	140,382
Chuy’s Holdings, Inc.†	795	23,691
Cracker Barrel Old Country Store, Inc.	932	149,297
Dave & Buster’s Entertainment, Inc.†	1,837	117,586
Del Frisco’s Restaurant Group, Inc.†	1,155	19,866
Del Taco Restaurants, Inc.†	1,103	14,504
Denny’s Corp.†	3,379	42,913
DineEquity, Inc.	854	48,285
El Pollo Loco Holdings, Inc.†	988	12,399
Fiesta Restaurant Group, Inc.†	1,285	31,290
Fogo De Chao, Inc.†	232	3,932
Habit Restaurants, Inc., Class A†	665	12,569
J Alexander’s Holdings, Inc.†	600	6,600
Jack in the Box, Inc.	1,580	161,113
Jamba, Inc.†	624	5,317
Kona Grill, Inc.†	387	2,206
Luby’s, Inc.†	1,010	2,969
Nathan’s Famous, Inc.†	144	9,821
Noodles & Co.†	527	3,083
Papa John’s International, Inc.	1,318	104,201
Potbelly Corp.†	1,171	16,335
Red Robin Gourmet Burgers, Inc.†	624	36,660
Ruby Tuesday, Inc.†	2,860	7,293
Ruth’s Hospitality Group, Inc.	1,472	29,293
Shake Shack, Inc., Class A†	758	25,727
Sonic Corp.	2,154	57,900
Texas Roadhouse, Inc.	3,199	149,969
Wingstop, Inc.	759	22,337
Zoe’s Kitchen, Inc.†	929	16,768

		1,679,215

Retail-Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	861	13,259
Hibbett Sports, Inc.†	1,116	29,016
Sportsman’s Warehouse Holdings, Inc.†	1,272	5,203
Zumiez, Inc.†	874	15,688

		63,166

Retail-Toy Stores — 0.0%
Build-A-Bear Workshop, Inc.†	653	6,791

Retail-Vitamins & Nutrition Supplements — 0.1%
GNC Holdings, Inc., Class A	3,313	25,775
Vitamin Shoppe, Inc.†	1,162	22,427

		48,202

Retirement/Aged Care — 0.0%
Capital Senior Living Corp.†	1,350	18,859

Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	2,685	102,835

Rubber/Plastic Products — 0.2%
Myers Industries, Inc.	1,060	17,278
Proto Labs, Inc.†	1,197	69,426
Trinseo SA	1,319	87,582

		174,286

Satellite Telecom — 0.2%
DigitalGlobe, Inc.†	3,058	98,467
Globalstar, Inc.†	19,299	36,861
Intelsat SA†	1,523	4,493
Iridium Communications, Inc.†	3,995	42,347
Loral Space & Communications, Inc.†	631	24,199

		206,367

Savings & Loans/Thrifts — 2.0%
Astoria Financial Corp.	4,494	91,633
Banc of California, Inc.	2,368	51,385
Bank Mutual Corp.	2,034	18,713
BankFinancial Corp.	755	11,159
Bear State Financial, Inc.	877	8,226
Beneficial Bancorp, Inc.	3,444	55,104
Berkshire Hills Bancorp, Inc.	1,580	59,250
BofI Holding, Inc.†	2,905	69,400
Brookline Bancorp, Inc.	3,284	47,782
BSB Bancorp, Inc.†	420	12,243
Capitol Federal Financial, Inc.	6,106	89,331
Charter Financial Corp.	629	11,542
Clifton Bancorp, Inc.	1,021	17,051
Dime Community Bancshares, Inc.	1,475	28,689
ESSA Bancorp, Inc.	436	6,597
EverBank Financial Corp.	5,010	97,695
First Defiance Financial Corp.	420	22,529
First Financial Northwest, Inc.	360	5,645
Flagstar Bancorp, Inc.†	1,011	29,562
Flushing Financial Corp.	1,344	39,621
Greene County Bancorp, Inc.	161	3,985
Hingham Institution for Savings	69	12,385
Home Bancorp, Inc.	261	9,693
HomeTrust Bancshares, Inc.†	789	19,725
Investors Bancorp, Inc.	14,374	199,080
Meridian Bancorp, Inc.	2,294	40,260
Meta Financial Group, Inc.	401	34,045
MutualFirst Financial, Inc.	280	9,226
Northfield Bancorp, Inc.	2,020	37,128
Northwest Bancshares, Inc.	4,567	73,711
OceanFirst Financial Corp.	1,259	34,811
Oritani Financial Corp.	1,786	30,273
Pacific Premier Bancorp, Inc.†	1,719	62,829
Provident Financial Holdings, Inc.	355	6,827
Provident Financial Services, Inc.	2,923	75,092
SI Financial Group, Inc.	505	7,550
Southern Missouri Bancorp, Inc.	292	9,724
Sterling Bancorp	6,156	143,127
Territorial Bancorp, Inc.	410	12,689
United Community Financial Corp.	2,273	19,411
United Financial Bancorp, Inc.	2,480	42,829
Washington Federal, Inc.	4,393	148,044
Waterstone Financial, Inc.	1,245	23,655

WSFS Financial Corp.	1,393	65,749

		1,895,005

Schools — 0.7%
American Public Education, Inc.†	756	16,708
Bridgepoint Education, Inc.†	866	10,565
Bright Horizons Family Solutions, Inc.†	2,122	161,527
Cambium Learning Group, Inc.†	656	3,195
Capella Education Co.	548	52,224
Career Education Corp.†	3,236	32,845
DeVry Education Group, Inc.	3,032	114,761
Grand Canyon Education, Inc.†	2,179	163,774
K12, Inc.†	1,634	30,801
Laureate Education, Inc.†	1,481	20,453
Strayer Education, Inc.	512	44,395

		651,248

Security Services — 0.2%
Alarm.com Holdings, Inc.†	503	16,403
Ascent Capital Group, Inc., Class A†	493	6,315
Brink’s Co.	2,180	133,852

		156,570

Seismic Data Collection — 0.0%
Dawson Geophysical Co.†	977	4,914
Geospace Technologies Corp.†	633	10,470

		15,384

Semiconductor Components-Integrated Circuits — 0.6%
Cirrus Logic, Inc.†	3,034	195,238
Exar Corp.†	1,971	25,643
Integrated Device Technology, Inc.†	6,532	156,703
MaxLinear, Inc.†	2,711	75,447
Power Integrations, Inc.	1,329	87,647
Sigma Designs, Inc.†	1,736	10,763

		551,441

Semiconductor Equipment — 0.9%
Axcelis Technologies, Inc.†	1,409	27,123
Brooks Automation, Inc.	3,304	83,459
Cabot Microelectronics Corp.	1,138	89,162
Cohu, Inc.	1,275	23,881
Entegris, Inc.†	6,846	169,781
FormFactor, Inc.†	3,339	37,063
MKS Instruments, Inc.	2,578	201,729
Nanometrics, Inc.†	1,150	36,288
Photronics, Inc.†	3,149	36,214
Rudolph Technologies, Inc.†	1,438	35,231
Ultra Clean Holdings, Inc.†	1,564	30,091
Ultratech, Inc.†	1,049	32,015
Veeco Instruments, Inc.†	1,927	63,591
Xcerra Corp.†	2,556	25,049

		890,677

Silver Mining — 0.1%
Hecla Mining Co.	18,489	100,765

Specified Purpose Acquisitions — 0.0%
Wins Finance Holdings, Inc.†	63	2,888

Steel Pipe & Tube — 0.2%
Advanced Drainage Systems, Inc.	1,683	38,793
Atkore International Group, Inc.†	596	15,651
Mueller Water Products, Inc., Class A	7,531	84,724
Omega Flex, Inc.	143	8,032
TimkenSteel Corp.†	1,907	28,758

		175,958

Steel-Producers — 0.3%
AK Steel Holding Corp.†	15,100	95,734
Carpenter Technology Corp.	2,245	91,147
Commercial Metals Co.	5,587	104,142
Ryerson Holding Corp.†	612	8,384
Schnitzer Steel Industries, Inc., Class A	1,263	23,871

		323,278

Steel-Specialty — 0.1%
Allegheny Technologies, Inc.	5,256	96,448

Storage/Warehousing — 0.1%
Mobile Mini, Inc.	2,146	61,590
Wesco Aircraft Holdings, Inc.†	2,682	32,586

		94,176

Superconductor Product & Systems — 0.0%
American Superconductor Corp.†	565	2,944

SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	1,451	41,615

Telecom Equipment-Fiber Optics — 0.5%
Acacia Communications, Inc.†	256	11,735
Ciena Corp.†	6,653	152,420
Clearfield, Inc.†	549	7,769
Finisar Corp.†	5,211	119,019
Harmonic, Inc.†	3,725	21,605
KVH Industries, Inc.†	719	5,752
Oclaro, Inc.†	5,415	43,374
Viavi Solutions, Inc.†	11,354	113,540

		475,214

Telecom Services — 0.4%
Consolidated Communications Holdings, Inc.	2,397	56,737
FairPoint Communications, Inc.†	1,021	17,408
GTT Communications, Inc.†	1,280	35,200
Hawaiian Telcom Holdco, Inc.†	290	7,381
HC2 Holdings, Inc.†	1,623	9,478
Lumos Networks Corp.†	915	16,388
ORBCOMM, Inc.†	3,138	30,250
RigNet, Inc.†	614	12,034
Spok Holdings, Inc.	982	17,627
Straight Path Communications, Inc., Class B†	465	59,920
Vonage Holdings Corp.†	9,244	62,027
West Corp.	2,105	56,183

		380,633

Telecommunication Equipment — 0.2%
ADTRAN, Inc.	2,382	47,640
Comtech Telecommunications Corp.	1,101	15,425
Numerex Corp., Class A†	677	3,047
Plantronics, Inc.	1,616	88,234
Preformed Line Products Co.	122	6,457
ShoreTel, Inc.†	3,280	21,484
Sonus Networks, Inc.†	2,296	17,633

		199,920

Telephone-Integrated — 0.2%
Cincinnati Bell, Inc.†	2,027	38,209
General Communication, Inc., Class A†	1,304	48,822
IDT Corp., Class B	829	12,593
Shenandoah Telecommunications Co.	2,233	71,456

Windstream Holdings, Inc.	8,820	48,686

		219,766

Television — 0.4%
Central European Media Enterprises, Ltd., Class A†	3,718	15,244
Gray Television, Inc.†	3,110	45,562
Nexstar Broadcasting Group, Inc.	2,105	145,245
Sinclair Broadcast Group, Inc., Class A	3,550	140,047

		346,098

Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	599	12,291
Unifi, Inc.†	754	21,165

		33,456

Textile-Products — 0.0%
Culp, Inc.	514	16,499

Theaters — 0.1%
AMC Entertainment Holdings, Inc., Class A	2,615	79,234
National CineMedia, Inc.	2,984	35,420
Reading International, Inc., Class A†	827	13,009

		127,663

Therapeutics — 0.4%
Akebia Therapeutics, Inc.†	1,738	22,907
Anika Therapeutics, Inc.†	681	31,415
Axsome Therapeutics, Inc.†	533	2,185
Bio-Path Holdings, Inc.†	4,314	2,721
Cara Therapeutics, Inc.†	1,020	16,208
Concert Pharmaceuticals, Inc.†	807	12,807
Egalet Corp.†	1,071	4,091
Flexion Therapeutics, Inc.†	1,296	26,451
La Jolla Pharmaceutical Co.†	676	19,604
MannKind Corp.†	3,124	2,729
Mirati Therapeutics, Inc.†	753	3,426
Portola Pharmaceuticals, Inc.†	2,388	95,496
Proteostasis Therapeutics, Inc.†	387	2,339
Sarepta Therapeutics, Inc.†	2,429	88,076
Vital Therapies, Inc.†	1,149	4,596
Xencor, Inc.†	1,745	44,794
Zafgen, Inc.†	1,113	5,432

		385,277

Tobacco — 0.2%
Alliance One International, Inc.†	408	5,610
Turning Point Brands, Inc.†	284	4,490
Universal Corp.	1,184	86,965
Vector Group, Ltd.	4,495	97,631

		194,696

Toys — 0.0%
JAKKS Pacific, Inc.†	738	3,616

Transactional Software — 0.2%
ACI Worldwide, Inc.†	5,577	119,850
Bottomline Technologies de, Inc.†	1,936	45,109
InnerWorkings, Inc.†	1,853	19,623
Synchronoss Technologies, Inc.†	1,998	31,968

		216,550

Transport-Air Freight — 0.1%
Air Transport Services Group, Inc.†	2,363	43,456
Atlas Air Worldwide Holdings, Inc.†	1,187	68,846

		112,302

Transport-Equipment & Leasing — 0.2%
GATX Corp.	1,982	118,722
Greenbrier Cos., Inc.	1,316	57,180
Willis Lease Finance Corp.†	189	4,292

		180,194

Transport-Marine — 0.5%
Ardmore Shipping Corp.	1,350	10,462
Costamare, Inc.	1,433	9,658
DHT Holdings, Inc.	4,457	21,349
Dorian LPG, Ltd.†	1,175	10,681
Frontline, Ltd.	3,387	22,523
GasLog, Ltd.	1,987	27,818
Gener8 Maritime, Inc.†	1,902	10,214
Golar LNG, Ltd.	4,658	118,826
Hornbeck Offshore Services, Inc.†	1,571	5,357
International Seaways, Inc.†	782	15,116
Navios Maritime Acquisition Corp.	3,842	6,493
Nordic American Tankers, Ltd.	4,772	39,608
Overseas Shipholding Group, Inc., Class A†	1,872	6,814
Scorpio Bulkers, Inc.†	2,701	20,122
Scorpio Tankers, Inc.	7,910	34,804
Ship Finance International, Ltd.	2,876	40,408
Teekay Corp.	2,379	20,650
Teekay Tankers, Ltd., Class A	5,616	11,513
Tidewater, Inc.†	2,270	1,990

		434,406

Transport-Services — 0.2%
Echo Global Logistics, Inc.†	1,395	26,156
Hub Group, Inc., Class A†	1,630	63,814
Matson, Inc.	2,101	66,602
Radiant Logistics, Inc.†	1,817	10,902

		167,474

Transport-Truck — 0.8%
ArcBest Corp.	1,195	31,608
Celadon Group, Inc.	1,317	5,202
Covenant Transportation Group, Inc., Class A†	582	10,901
Forward Air Corp.	1,440	76,565
Heartland Express, Inc.	2,248	45,230
Knight Transportation, Inc.	3,230	110,789
Marten Transport, Ltd.	1,128	27,974
P.A.M. Transportation Services, Inc.†	113	2,121
Roadrunner Transportation Systems, Inc.†	1,476	9,919
Saia, Inc.†	1,221	58,791
Swift Transportation Co.†	3,618	88,930
Universal Logistics Holdings, Inc.	407	5,678
USA Truck, Inc.†	402	2,697
Werner Enterprises, Inc.	2,144	58,531
XPO Logistics, Inc.†	4,743	234,257
YRC Worldwide, Inc.†	1,578	16,822

		786,015

Travel Services — 0.1%
Liberty TripAdvisor Holdings, Inc., Class A†	3,511	51,612

Venture Capital — 0.0%
Safeguard Scientifics, Inc.†	991	12,586

Veterinary Diagnostics — 0.2%
Heska Corp.†	295	31,934
Neogen Corp.†	1,763	109,888

Phibro Animal Health Corp., Class A	912	27,132

		168,954

Vitamins & Nutrition Products — 0.1%
Lifevantage Corp.†	659	3,269
Natural Grocers by Vitamin Cottage, Inc.†	435	4,759
Natural Health Trends Corp.	359	10,296
Nature’s Sunshine Products, Inc.	411	4,151
Nutraceutical International Corp.	397	12,585
Omega Protein Corp.	1,061	21,379
Synutra International, Inc.†	1,011	6,091
USANA Health Sciences, Inc.†	503	28,596

		91,126

Water — 0.3%
American States Water Co.	1,785	79,468
Artesian Resources Corp., Class A	391	15,018
California Water Service Group	2,328	83,110
Connecticut Water Service, Inc.	516	27,694
Consolidated Water Co., Ltd.	706	8,331
Global Water Resources, Inc.	379	3,464
Middlesex Water Co.	766	29,200
SJW Corp.	796	38,877
York Water Co.	613	22,987

		308,149

Water Treatment Systems — 0.0%
AquaVenture Holdings, Ltd.†	366	6,724
Energy Recovery, Inc.†	1,664	14,044

		20,768

Web Hosting/Design — 0.2%
Endurance International Group Holdings, Inc.†	2,917	22,169
NIC, Inc.	3,072	65,587
Q2 Holdings, Inc.†	1,235	47,115
Rightside Group, Ltd.†	557	5,593
Web.com Group, Inc.†	2,056	39,681

		180,145

Web Portals/ISP — 0.1%
Blucora, Inc.†	1,902	35,092
Meet Group, Inc.†	2,003	11,938

		47,030

Wire & Cable Products — 0.3%
Belden, Inc.	2,031	141,561
Encore Wire Corp.	974	43,051
General Cable Corp.	2,355	42,390
Insteel Industries, Inc.	845	29,414

		256,416

Wireless Equipment — 0.5%
Aerohive Networks, Inc.†	1,142	4,420
CalAmp Corp.†	1,733	31,090
Gogo, Inc.†	2,731	34,438
InterDigital, Inc.	1,679	150,942
Quantenna Communications, Inc.†	326	5,998
Telenav, Inc.†	1,580	13,746
Ubiquiti Networks, Inc.†	1,258	64,812
ViaSat, Inc.†	2,506	160,459

		465,905

X-Ray Equipment — 0.0%
ViewRay, Inc.†	317	2,187

Total Common Stocks (cost $91,665,333)		92,441,459

EXCHANGE-TRADED FUNDS — 3.0%
iShares Russell 2000 ETF (cost $2,894,340)	20,976	2,916,923

Total Long-Term Investment Securities (cost $94,559,673)		95,358,382

REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09%, dated 04/28/2017, to be repurchased 05/01/2017 in the amount $666,005 collateralized by $670,000 of United States Treasury Bonds, bearing interest at 3.00% due 11/15/2044 and having an approximate value of $683,640 (cost $ 666,000)	$666,000	666,000

TOTAL INVESTMENTS (cost $95,225,673)(1)	100.5%	96,024,382
Liabilities in excess of other assets	(0.5)	(505,173)

NET ASSETS	100.0%	$95,519,209

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ETF	— Exchange-Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$92,441,459	$—	$—	$92,441,459
Exchange-Traded Funds	2,916,923	—	—	2,916,923
Repurchase Agreements	—	666,000	—	666,000

Total Investments at Value	$95,358,382	$666,000	$—	$96,024,382

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 96.7%
Australia — 5.2%
Australia & New Zealand Banking Group, Ltd.	313,340	$7,686,446
Challenger, Ltd.	538,333	5,329,032
Insurance Australia Group, Ltd.	706,543	3,285,459
Viva Energy	191,209	345,058

		16,645,995

Canada — 5.0%
BCE, Inc.	58,300	2,654,368
Encana Corp.	270,500	2,895,136
Intact Financial Corp.	46,700	3,199,089
Magna International, Inc.	34,800	1,453,644
Suncor Energy, Inc.	190,751	5,978,043

		16,180,280

Denmark — 1.0%
Danske Bank A/S	92,003	3,341,522

Finland — 1.1%
Nokia OYJ	591,809	3,381,228

France — 15.4%
AXA SA	203,166	5,424,276
Cie de Saint-Gobain	54,728	2,953,933
Eurazeo SA	37,739	2,558,629
Natixis SA	408,513	2,842,171
Sanofi	92,865	8,761,279
SCOR SE	95,807	3,790,447
Societe Generale SA	125,781	6,879,433
TOTAL SA	73,423	3,772,640
Valeo SA	34,608	2,488,100
Veolia Environnement SA	179,058	3,401,634
Vinci SA	76,402	6,499,847

		49,372,389

Germany — 7.1%
Allianz SE	15,961	3,039,127
Bayer AG	33,071	4,092,353
Henkel AG & Co. KGaA (Preference Shares)	16,813	2,289,299
LANXESS AG	43,261	3,124,334
RWE AG†	126,493	2,095,079
Siemens AG	57,679	8,268,391

		22,908,583

Hong Kong — 1.4%
AIA Group, Ltd.	670,800	4,643,990

Ireland — 3.9%
Bank of Ireland†	9,034,505	2,273,337
CRH PLC	78,563	2,864,745
Dalata Hotel Group PLC†	382,312	2,057,275
Kerry Group PLC, Class A (ISE)	42,077	3,438,501
Kerry Group PLC, Class A (LSE)	9,593	785,918
Permanent TSB Group Holdings PLC†	370,774	989,516

		12,409,292

Italy — 0.6%
Telecom Italia SpA RSP	2,919,069	2,084,320

Japan — 18.4%
Hoya Corp.	53,300	2,545,586
ITOCHU Corp.	189,300	2,676,266
Japan Airlines Co., Ltd.	103,100	3,255,546
KDDI Corp.	68,300	1,810,815
Mitsubishi Corp.	231,500	4,991,346
Mitsui Fudosan Co., Ltd.	122,800	2,698,350
Mizuho Financial Group, Inc.	1,475,700	2,695,246
Murata Manufacturing Co., Ltd.	20,000	2,681,319
Nintendo Co., Ltd.	12,100	3,044,131
Nippon Telegraph & Telephone Corp.	113,100	4,838,519
Nissan Motor Co., Ltd.	613,400	5,824,480
NSK, Ltd.	201,300	2,744,795
ORIX Corp.	190,300	2,903,793
Panasonic Corp.	191,800	2,289,212
Seven & i Holdings Co., Ltd.	58,300	2,463,270
Shiseido Co., Ltd.	61,400	1,661,201
Sumitomo Mitsui Financial Group, Inc.	137,400	5,083,091
Sumitomo Warehouse Co., Ltd.	345,000	2,092,128
Yamaha Motor Co., Ltd.	114,300	2,707,928

		59,007,022

Jersey — 3.3%
Glencore PLC†	633,041	2,489,669
Wolseley PLC	45,840	2,911,600
WPP PLC	249,690	5,345,774

		10,747,043

Netherlands — 7.1%
Akzo Nobel NV	48,095	4,205,859
Fiat Chrysler Automobiles NV†	259,946	2,942,023
ING Groep NV	782,420	12,737,472
Koninklijke Ahold Delhaize NV	135,119	2,799,460

		22,684,814

New Zealand — 1.1%
Spark New Zealand, Ltd.	1,365,900	3,465,271

Norway — 1.4%
DNB ASA	141,817	2,214,961
Orkla ASA	259,055	2,345,857

		4,560,818

South Korea — 1.4%
Samsung Electronics Co., Ltd.	2,330	4,568,266

Spain — 0.7%
Aena SA*	12,584	2,220,655

Sweden — 2.4%
Com Hem Holding AB	181,529	2,260,581
Skandinaviska Enskilda Banken AB, Class A	237,825	2,738,775
Swedbank AB, Class A	112,196	2,658,817

		7,658,173

Switzerland — 5.3%
Chubb, Ltd.	32,206	4,420,273
Credit Suisse Group AG	122,844	1,867,970
LafargeHolcim, Ltd.	38,041	2,156,294
Novartis AG	78,605	6,047,450
UBS Group AG	143,376	2,449,640

		16,941,627

United Kingdom — 12.9%
Admiral Group PLC	53,960	1,405,467

AstraZeneca PLC	82,192	4,936,851
Imperial Brands PLC	94,709	4,639,267
Lloyds Banking Group PLC	1,621,980	1,453,745
Prudential PLC	291,166	6,471,344
Rio Tinto PLC	104,549	4,146,309
Royal Dutch Shell PLC, Class A	226,197	5,883,944
Royal Dutch Shell PLC, Class B	128,296	3,410,616
SSE PLC	191,461	3,449,404
Vodafone Group PLC	2,217,192	5,716,129

		41,513,076

United States — 2.0%
Philip Morris International, Inc.	58,100	6,439,804

Total Long-Term Investment Securities (cost $283,073,074)		310,774,168

Repurchase Agreements — 2.7%
Agreement with Bank of America N.A., bearing interest at 0.77%, dated 04/28/2017, to be repurchased 05/01/2017 in the amount of $8,864,569 and collateralized by $9,169,700 of United States Treasury Notes, bearing interest at 1.38%, due 05/31/2021 and having an approximate value of $9,147,882 (cost $8,864,000)	$8,864,000	8,864,000

TOTAL INVESTMENTS (cost $291,937,074)(1)	99.4%	319,638,168
Other assets less liabilities	0.6	1,832,028

NET ASSETS	100.0%	$321,470,196

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2017, the aggregate value of these securities was $2,220,655 representing 0.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 3 for cost of investments on a tax basis.

ISE — Irish Stock Exchange

LSE — London Stock Exchange

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	CAD	5,238,700	USD	3,916,946	07/19/2017	$74,705	$—
	EUR	909,000	USD	973,091	06/21/2017	—	(19,523)
	GBP	913,600	USD	1,131,308	06/21/2017	—	(53,637)
	USD	3,626,349	HKD	28,122,400	05/17/2017	—	(9,823)
	USD	5,828,945	GBP	4,721,800	06/21/2017	295,259	—
	USD	204,296	AUD	269,300	07/19/2017	—	(2,911)

						369,964	(85,894)

Barclays Bank PLC	CAD	689,400	USD	515,420	07/19/2017	9,790	—
	JPY	100,575,200	USD	882,181	05/17/2017	—	(20,541)
	USD	3,284,057	HKD	25,456,600	05/17/2017	—	(10,352)
	USD	2,313,804	JPY	261,825,400	05/17/2017	36,232	—

						46,022	(30,893)

Citibank N.A.	CAD	1,785,900	USD	1,335,942	07/19/2017	26,101	—
	DKK	1,929,600	USD	274,450	06/21/2017	—	(8,874)
	EUR	1,067,400	USD	1,140,732	06/21/2017	—	(24,852)
	JPY	282,738,600	USD	2,557,366	05/17/2017	19,622	—
	USD	9,137,932	JPY	1,027,391,700	05/17/2017	83,509	—
	USD	2,546,676	EUR	2,383,500	06/21/2017	56,070	—
	USD	3,522,761	GBP	2,852,900	06/21/2017	177,468	—
	USD	1,559,223	AUD	2,054,800	07/19/2017	—	(22,626)

						362,770	(56,352)

Credit Suisse International	NZD	708,800	USD	494,742	07/19/2017	9,009	—

Goldman Sachs International	EUR	880,400	USD	936,127	06/21/2017	—	(25,257)
	JPY	121,221,000	USD	1,066,346	05/17/2017	—	(21,684)
	USD	7,285,090	JPY	824,497,400	05/17/2017	115,256	—

						115,256	(46,941)

HSBC Bank USA	CAD	1,288,400	USD	963,690	07/19/2017	18,734	—
	USD	4,074,533	AUD	5,369,600	07/19/2017	—	(59,099)

						18,734	(59,099)

JPMorgan Chase Bank	CAD	2,584,500	USD	1,932,608	07/19/2017	37,047	—
	CHF	706,500	USD	703,619	06/21/2017	—	(8,584)
	GBP	1,911,300	USD	2,361,142	06/21/2017	—	(117,826)
	JPY	71,248,700	USD	657,252	05/17/2017	17,753	—
	NOK	34,948,000	USD	4,139,336	06/21/2017	66,652	—
	NZD	3,945,700	USD	2,753,724	07/19/2017	49,778	—
	USD	1,152,981	JPY	130,445,400	05/17/2017	17,843	—
	USD	4,389,037	SGD	6,152,200	05/17/2017	15,062	—
	USD	4,151,493	CHF	4,179,200	06/21/2017	61,443	—
	USD	2,676,945	SEK	24,107,500	06/21/2017	51,762	—
	USD	497,631	CAD	671,700	07/19/2017	—	(4,984)

						317,340	(131,394)

State Street Bank and Trust Company	CAD	3,448,100	USD	2,578,958	07/19/2017	50,003	—
	USD	391,803	SEK	3,527,200	06/21/2017	7,438	—
	USD	2,548,047	AUD	3,357,500	07/19/2017	—	(37,279)
	USD	2,098,714	ILS	7,602,800	07/19/2017	5,829	—

						63,270	(37,279)

UBS AG	CAD	3,904,800	USD	2,920,678	07/19/2017	56,764	—
	USD	519,845	GBP	420,900	06/21/2017	26,065	—
	USD	227,337	CAD	305,900	07/19/2017	—	(2,979)

						82,829	(2,979)

Westpac Banking Corporation	CAD	3,480,700	USD	2,603,045	07/19/2017	50,180	—

Net Unrealized Appreciation/(Depreciation)						$1,435,374	$(450,831)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Currency

GBP — Pound Sterling

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Industry Allocation*
Banks-Commercial	12.4%
Medical-Drugs	7.4
Oil Companies-Integrated	6.0
Diversified Banking Institutions	5.6
Insurance-Life/Health	5.1
Insurance-Multi-line	4.0
Tobacco	3.4
Repurchase Agreements	2.7
Auto-Cars/Light Trucks	2.7
Telephone-Integrated	2.7
Diversified Manufacturing Operations	2.6
Insurance-Property/Casualty	2.4
Import/Export	2.4
Chemicals-Diversified	2.3
Metal-Diversified	2.1
Food-Misc./Diversified	2.1
Building-Heavy Construction	2.0
Telecom Services	1.9
Cellular Telecom	1.8
Electric-Integrated	1.7
Food-Retail	1.7
Advertising Agencies	1.6
Electronic Components-Misc.	1.6
Building Products-Cement	1.6
Electronic Components-Semiconductors	1.4
Auto/Truck Parts & Equipment-Original	1.2
Insurance-Reinsurance	1.2
Water	1.1
Wireless Equipment	1.1
Airlines	1.0
Toys	1.0
Building & Construction Products-Misc.	0.9
Distribution/Wholesale	0.9
Finance-Leasing Companies	0.9
Oil Companies-Exploration & Production	0.9
Metal Processors & Fabrication	0.9
Motorcycle/Motor Scooter	0.8
Real Estate Operations & Development	0.8
Private Equity	0.8
Soap & Cleaning Preparation	0.7
Audio/Video Products	0.7
Internet Connectivity Services	0.7
Airport Development/Maintenance	0.7
Storage/Warehousing	0.7
Hotels/Motels	0.6
Cosmetics & Toiletries	0.5
Real Estate Investment Trusts	0.1

99.4%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$310,774,168	$—	$—	$310,774,168
Repurchase Agreements	—	8,864,000	—	8,864,000

Total Investments at Value	$310,774,168	$8,864,000	$—	$319,638,168

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$1,435,374	$—	$1,435,374

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$450,831	$—	$450,831

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $4,643,990 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.5%
Australia — 1.7%
Australia & New Zealand Banking Group, Ltd.	79,835	$1,958,408
Challenger, Ltd.	183,026	1,811,799
Fortescue Metals Group, Ltd.	441,742	1,756,423
Goodman Group	308,535	1,873,662
Woodside Petroleum, Ltd.	66,464	1,601,542

		9,001,834

Austria — 0.4%
Erste Group Bank AG	56,901	2,034,257

Belgium — 0.3%
KBC Group NV	25,019	1,806,341

Bermuda — 0.7%
Axis Capital Holdings, Ltd.	26,278	1,731,720
Everest Re Group, Ltd.	8,408	2,116,378

		3,848,098

Canada — 1.3%
Alimentation Couche-Tard, Inc., Class B	34,478	1,585,677
Bank of Nova Scotia	36,884	2,050,297
Canadian Imperial Bank of Commerce	17,370	1,402,910
Canadian National Railway Co.	24,249	1,752,792

		6,791,676

Cayman Islands — 0.6%
Cheung Kong Property Holdings, Ltd.	207,500	1,488,555
Xinyi Glass Holdings, Ltd.	1,746,000	1,548,837

		3,037,392

China — 0.3%
China Construction Bank Corp.	2,141,000	1,739,587

Denmark — 0.9%
Novo Nordisk A/S, Class B	74,923	2,915,394
Vestas Wind Systems A/S	24,392	2,100,465

		5,015,859

Finland — 0.7%
Outokumpu Oyj†	185,865	1,784,709
UPM - Kymmene Oyj	67,313	1,776,641

		3,561,350

France — 3.7%
AXA SA	75,810	2,024,031
BNP Paribas SA	22,412	1,581,499
Christian Dior SE	10,838	2,974,479
Natixis SA	227,291	1,581,345
Renault SA	17,247	1,608,368
Sanofi	42,296	3,990,384
Schneider Electric SE	24,855	1,962,905
Valeo SA	26,961	1,938,328
Vinci SA	24,940	2,121,753

		19,783,092

Germany — 1.9%
Bayerische Motoren Werke AG	20,639	1,970,552
Covestro AG*	27,796	2,166,706
Henkel AG & Co. KGaA (Preference Shares)	14,807	2,016,158
Merck KGaA	15,183	1,782,887
Siemens AG	17,488	2,506,937

		10,443,240

Hong Kong — 0.7%
China Overseas Land & Investment, Ltd.	648,000	1,882,764
Wharf Holdings, Ltd.	207,000	1,768,389

		3,651,153

India — 0.4%
HDFC Bank, Ltd. ADR	30,212	2,405,177

Indonesia — 0.3%
Telekomunikasi Indonesia Tbk PT ADR	49,465	1,619,979

Ireland — 1.9%
Accenture PLC, Class A	16,575	2,010,547
Allergan PLC	14,108	3,440,377
Eaton Corp. PLC	29,544	2,234,708
Ingersoll-Rand PLC	26,765	2,375,394

		10,061,026

Italy — 0.3%
Enel SpA	360,140	1,711,999

Japan — 9.3%
Amada Holdings Co., Ltd.	115,400	1,370,618
Astellas Pharma, Inc.	109,000	1,435,407
Bandai Namco Holdings, Inc.	52,500	1,645,997
Concordia Financial Group, Ltd.	330,800	1,519,944
Daikin Industries, Ltd.	19,100	1,854,743
Honda Motor Co., Ltd.	63,800	1,849,756
ITOCHU Corp.	138,000	1,951,003
Japan Airlines Co., Ltd.	66,400	2,096,685
KDDI Corp.	79,100	2,097,152
Komatsu, Ltd.	77,200	2,058,205
Matsumotokiyoshi Holdings Co., Ltd.	29,500	1,479,300
Mitsubishi Corp.	80,200	1,729,183
Mitsubishi Electric Corp.	122,900	1,713,268
Mitsubishi UFJ Financial Group, Inc.	477,500	3,037,838
NH Foods, Ltd.	56,000	1,592,465
Nippon Telegraph & Telephone Corp.	45,100	1,929,418
Nitori Holdings Co., Ltd.	14,200	1,848,325
Obayashi Corp.	159,100	1,542,831
ORIX Corp.	135,300	2,064,546
Otsuka Holdings Co., Ltd.	39,500	1,816,699
Shin-Etsu Chemical Co., Ltd.	32,700	2,840,698
Shionogi & Co., Ltd.	33,800	1,738,286
SoftBank Group Corp.	32,200	2,438,506
Subaru Corp.	45,300	1,711,627
Sumitomo Mitsui Financial Group, Inc.	75,100	2,778,313
Tokyo Electron, Ltd.	17,000	1,977,170

		50,117,983

Jersey — 1.6%
Delphi Automotive PLC	21,921	1,762,448
Glencore PLC†	745,022	2,930,077
Shire PLC	40,085	2,355,523
WPP PLC	81,096	1,736,236

		8,784,284

Luxembourg — 0.3%
ArcelorMittal†	242,131	1,910,365

Netherlands — 1.8%
ING Groep NV	210,898	3,433,332
RELX NV	92,997	1,798,610
Unilever NV CVA	90,730	4,758,274

		9,990,216

Norway — 0.3%
Norsk Hydro ASA	302,936	1,728,845

Panama — 0.7%
Carnival Corp.	30,390	1,877,190
Copa Holdings SA, Class A	17,274	2,011,039

		3,888,229

Russia — 0.3%
Lukoil PJSC ADR	32,689	1,619,740

Singapore — 0.6%
Broadcom, Ltd.	13,765	3,039,450

South Korea — 0.4%
Samsung Electronics Co., Ltd.	1,009	1,978,275

Spain — 1.1%
Amadeus IT Group SA	36,046	1,943,612
Iberdrola SA	246,072	1,769,641
Repsol SA	140,823	2,229,647

		5,942,900

Sweden — 1.0%
Atlas Copco AB, Class A	55,995	2,093,815
Boliden AB	58,235	1,664,740
Skanska AB, Class B	73,222	1,751,746

		5,510,301

Switzerland — 3.9%
ABB, Ltd.	72,510	1,775,220
Chubb, Ltd.	15,995	2,195,314
Cie Financiere Richemont SA	21,767	1,819,021
Lonza Group AG	8,658	1,770,757
Nestle SA	33,762	2,600,861
Roche Holding AG	18,545	4,851,521
Swiss Re AG	17,564	1,528,686
TE Connectivity, Ltd.	24,300	1,880,091
UBS Group AG	163,572	2,794,697

		21,216,168

United Kingdom — 5.7%
3i Group PLC	188,563	1,937,938
Anglo American PLC†	114,241	1,637,231
British American Tobacco PLC	75,557	5,103,470
Burberry Group PLC	93,766	1,960,133
HSBC Holdings PLC	477,614	3,937,423
Imperial Brands PLC	35,565	1,742,131
Lloyds Banking Group PLC	2,884,405	2,585,228
Persimmon PLC	73,031	2,203,940
Rio Tinto PLC	61,969	2,457,629
Royal Dutch Shell PLC, Class A	136,966	3,552,400
Taylor Wimpey PLC	730,418	1,892,074
TechnipFMC PLC†	56,683	1,704,156

		30,713,753

United States — 55.4%
Activision Blizzard, Inc.	36,825	1,924,106
Adobe Systems, Inc.†	15,852	2,120,046
Aetna, Inc.	16,409	2,216,364
Alcoa Corp.	55,071	1,857,545
Allison Transmission Holdings, Inc.	38,240	1,479,123
Alphabet, Inc., Class C†	13,634	12,351,859
Altria Group, Inc.	46,604	3,345,235
Amazon.com, Inc.†	6,105	5,647,064
AmerisourceBergen Corp.	19,685	1,615,154
Amgen, Inc.	18,405	3,005,905
Anadarko Petroleum Corp.	35,030	1,997,411
Apple, Inc.	99,054	14,229,107
Applied Materials, Inc.	56,111	2,278,668
AT&T, Inc.	94,429	3,742,221
Baker Hughes, Inc.	32,470	1,927,744
Bank of America Corp.	252,691	5,897,808
Best Buy Co., Inc.	37,812	1,959,040
Biogen, Inc.†	10,261	2,782,886
Bioverativ, Inc.†	5,505	323,749
Boeing Co.	11,740	2,169,904
Capital One Financial Corp.	21,571	1,733,877
CBS Corp., Class B	32,086	2,135,644
Celgene Corp.†	28,919	3,587,402
CenterPoint Energy, Inc.	66,181	1,888,144
Charter Communications, Inc., Class A†	7,493	2,586,284
Cigna Corp.	11,557	1,807,168
Citigroup, Inc.	82,631	4,885,145
Comcast Corp., Class A	77,782	3,048,277
Conagra Brands, Inc.	46,266	1,794,195
Concho Resources, Inc.†	15,396	1,950,057
Cooper Cos., Inc.	9,428	1,888,711
Corning, Inc.	69,347	2,000,661
Cummins, Inc.	13,519	2,040,558
Devon Energy Corp.	48,122	1,900,338
Diamondback Energy, Inc.†	22,622	2,258,580
DISH Network Corp., Class A†	34,800	2,242,512
Dow Chemical Co.	51,150	3,212,220
Dr Pepper Snapple Group, Inc.	16,885	1,547,510
DXC Technology Co.	4,952	373,084
East West Bancorp, Inc.	35,292	1,915,297
eBay, Inc.†	46,342	1,548,286
Electronic Arts, Inc.†	23,534	2,231,494
Eli Lilly & Co.	28,055	2,302,193
Energizer Holdings, Inc.	39,594	2,345,153
EOG Resources, Inc.	18,631	1,723,368
Exelon Corp.	46,688	1,616,805
Facebook, Inc., Class A†	47,459	7,130,715
Foot Locker, Inc.	24,633	1,905,116
Four Corners Property Trust, Inc.	11,600	270,628
Gilead Sciences, Inc.	31,265	2,143,216
Goldman Sachs Group, Inc.	15,566	3,483,671
Halliburton Co.	45,621	2,093,091
Harris Corp.	19,934	2,230,415
Hewlett Packard Enterprise Co.	55,920	1,041,790
Home Depot, Inc.	28,427	4,437,455

Honeywell International, Inc.	15,808	2,073,061
HP, Inc.	107,163	2,016,808
Huntington Ingalls Industries, Inc.	11,330	2,276,084
International Business Machines Corp.	11,475	1,839,328
J.M. Smucker Co.	10,016	1,269,228
Johnson & Johnson	47,684	5,887,543
Lam Research Corp.	15,767	2,283,850
Lear Corp.	13,086	1,866,849
Leidos Holdings, Inc.	28,097	1,479,588
Lincoln National Corp.	26,247	1,730,465
ManpowerGroup, Inc.	16,993	1,715,953
Marriott International, Inc., Class A	19,503	1,841,473
Merck & Co., Inc.	67,950	4,235,324
MetLife, Inc.	39,918	2,068,152
Microsoft Corp.	99,827	6,834,156
Mohawk Industries, Inc.†	7,963	1,869,633
Molson Coors Brewing Co., Class B	21,092	2,022,512
Morgan Stanley	70,015	3,036,551
NetApp, Inc.	38,864	1,548,730
NextEra Energy, Inc.	19,905	2,658,512
Norfolk Southern Corp.	18,819	2,211,044
Northrop Grumman Corp.	9,398	2,311,532
NVIDIA Corp.	11,467	1,196,008
Owens Corning	31,848	1,937,951
PepsiCo, Inc.	35,550	4,027,104
Pfizer, Inc.	182,940	6,205,325
Pioneer Natural Resources Co.	13,194	2,282,430
PNC Financial Services Group, Inc.	26,017	3,115,536
Priceline Group, Inc.†	1,326	2,448,883
Principal Financial Group, Inc.	34,349	2,237,150
Procter & Gamble Co.	29,853	2,607,062
Prologis, Inc.	36,453	1,983,408
QUALCOMM, Inc.	32,048	1,722,260
Quanta Services, Inc.†	41,295	1,463,495
Raymond James Financial, Inc.	22,635	1,686,760
Raytheon Co.	13,695	2,125,601
Reinsurance Group of America, Inc.	16,108	2,014,144
Rockwell Automation, Inc.	11,556	1,818,337
Ross Stores, Inc.	27,913	1,814,345
S&P Global, Inc.	14,209	1,906,706
Southwest Airlines Co.	37,094	2,085,425
Stanley Black & Decker, Inc.	15,709	2,138,780
State Street Corp.	23,057	1,934,482
SunTrust Banks, Inc.	35,298	2,005,279
Swift Transportation Co.†	62,490	1,536,004
Synchrony Financial	49,184	1,367,315
Sysco Corp.	36,235	1,915,744
T-Mobile US, Inc.†	31,818	2,140,397
Teradyne, Inc.	59,997	2,116,094
Texas Instruments, Inc.	23,518	1,862,155
Thermo Fisher Scientific, Inc.	9,900	1,636,767
Time Warner, Inc.	35,331	3,507,308
Toll Brothers, Inc.†	47,501	1,709,561
Twenty-First Century Fox, Inc., Class A	66,339	2,025,993
UGI Corp.	37,000	1,855,920
United Continental Holdings, Inc.†	31,068	2,181,284
United Rentals, Inc.†	13,747	1,507,496
Valero Energy Corp.	26,122	1,687,742
Visa, Inc., Class A	40,054	3,653,726
VMware, Inc., Class A†	23,029	2,167,489
Wells Fargo & Co.	60,193	3,240,791
Western Digital Corp.	19,416	1,729,383
Zions Bancorporation	44,924	1,798,308

		299,642,323

Total Long-Term Investment Securities (cost $447,064,216)		532,594,892

REPURCHASE AGREEMENTS — 1.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09%, dated 04/28/2017, to be repurchased 05/01/2017 in the amount of $6,829,051 and collateralized by $6,715,000 of United States Treasury Bonds, bearing interest at 3.13% due 08/15/2044 and having an approximate value of $6,966,477 (cost $6,829,000)	$6,829,000	6,829,000

TOTAL INVESTMENTS (cost $453,893,216)(1)	99.8%	539,423,892
Other assets less liabilities	0.2	1,068,068

NET ASSETS	100.0%	$540,491,960

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2017, the aggregate value of these securities was $2,166,706 representing 0.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depositary Receipt
CVA	— Certification Van Aandelen (Dutch Cert.)

Industry Allocation*

Medical-Drugs	7.7%
Diversified Banking Institutions	6.1
Banks-Commercial	4.6
Computers	3.0
Oil Companies-Exploration & Production	2.5
Web Portals/ISP	2.3
Medical-Biomedical/Gene	2.3
Telephone-Integrated	1.9
Banks-Super Regional	1.9
Tobacco	1.8
Semiconductor Equipment	1.6
Airlines	1.6
Electronic Components-Semiconductors	1.5
Cable/Satellite TV	1.5
Electric-Integrated	1.4
Oil Companies-Integrated	1.4

Insurance-Reinsurance	1.4
Cosmetics & Toiletries	1.4
Metal-Diversified	1.4
E-Commerce/Products	1.3
Auto-Cars/Light Trucks	1.3
Internet Content-Entertainment	1.3
Diversified Manufacturing Operations	1.3
Auto/Truck Parts & Equipment-Original	1.3
Applications Software	1.3
Repurchase Agreements	1.3
Computer Services	1.3
Aerospace/Defense	1.2
Insurance-Multi-line	1.2
Oil-Field Services	1.1
Building-Residential/Commercial	1.0
Insurance-Life/Health	1.0
Beverages-Non-alcoholic	1.0
Multimedia	1.0
Chemicals-Diversified	1.0
Apparel Manufacturers	0.9
Real Estate Investment Trusts	0.9
Chemicals-Specialty	0.8
Retail-Building Products	0.8
Food-Misc./Diversified	0.8
Entertainment Software	0.8
Machinery-Construction & Mining	0.8
Medical-HMO	0.7
Transport-Rail	0.7
Building-Heavy Construction	0.7
Import/Export	0.7
Finance-Credit Card	0.7
Real Estate Operations & Development	0.7
Gas-Distribution	0.6
Retail-Apparel/Shoe	0.6
Metal-Aluminum	0.6
Machinery-Electrical	0.6
Computers-Memory Devices	0.6
Commercial Services	0.6
E-Commerce/Services	0.5
Batteries/Battery Systems	0.4
Shipbuilding	0.4
Aerospace/Defense-Equipment	0.4
Software Tools	0.4
Cellular Telecom	0.4
Tools-Hand Held	0.4
Television	0.4
Electronic Forms	0.4
Energy-Alternate Sources	0.4
Instruments-Controls	0.4
Finance-Leasing Companies	0.4
Engines-Internal Combustion	0.4
Brewery	0.4
Soap & Cleaning Preparation	0.4
Electronic Components-Misc.	0.4
Power Converter/Supply Equipment	0.4
Retail-Consumer Electronics	0.4
Transactional Software	0.4
Building & Construction Products-Misc.	0.4
Private Equity	0.4
Banks-Fiduciary	0.4
Food-Wholesale/Distribution	0.4
Commercial Services-Finance	0.4
Electronic Connectors	0.4
Steel-Specialty	0.4
Steel-Producers	0.3
Medical Products	0.3
Cruise Lines	0.3
Textile-Home Furnishings	0.3
Building Products-Air & Heating	0.3
Retail-Home Furnishings	0.3
Hotels/Motels	0.3
Retail-Jewelry	0.3
Industrial Automated/Robotic	0.3
Paper & Related Products	0.3
Diversified Operations	0.3
Metal-Iron	0.3
Advertising Agencies	0.3
Semiconductor Components-Integrated Circuits	0.3
Human Resources	0.3
Oil Refining & Marketing	0.3
Finance-Investment Banker/Broker	0.3
Toys	0.3
Diversified Minerals	0.3
Diagnostic Equipment	0.3
Telecom Services	0.3
Medical-Wholesale Drug Distribution	0.3
Food-Meat Products	0.3
Retail-Convenience Store	0.3
Auto/Truck Parts & Equipment-Replacement	0.3
Building & Construction-Misc.	0.3
Transport-Truck	0.3
Rental Auto/Equipment	0.3
Retail-Drug Store	0.3
Machinery-General Industrial	0.3
Finance-Consumer Loans	0.3
Food-Confectionery	0.2

99.8%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$532,594,892	$—	$—	$532,594,892
Repurchase Agreements	—	6,829,000	—	6,829,000

Total Investments at Value	$532,594,892	$6,829,000	$—	$539,423,892

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $8,428,133 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 97.5%
Canada — 2.4%
Barrick Gold Corp.	551,484	$9,219,344
Turquoise Hill Resources, Ltd.†	841,709	2,293,804

		11,513,148

Cayman Islands — 2.3%
Tencent Holdings, Ltd.	338,700	10,598,595

China — 0.7%
China Petroleum & Chemical Corp.	4,062,000	3,289,978

France — 14.4%
AXA SA	193,532	5,167,060
L’Oreal SA	96,780	19,276,490
Pernod Ricard SA	125,878	15,748,102
Publicis Groupe SA	60,870	4,394,077
Safran SA	61,806	5,118,066
Sanofi	133,724	12,616,090
TOTAL SA	96,829	4,975,294

		67,295,179

Germany — 7.0%
Bayer AG	114,340	14,148,940
Continental AG	21,899	4,902,115
SAP SE	138,680	13,908,470

		32,959,525

Hong Kong — 1.6%
AIA Group, Ltd.	1,107,000	7,663,830

Ireland — 1.3%
Bank of Ireland†	10,029,548	2,523,717
CRH PLC	97,881	3,569,163

		6,092,880

Japan — 15.7%
FANUC Corp.	46,500	9,450,168
Hitachi, Ltd.	760,000	4,193,550
Japan Tobacco, Inc.	114,800	3,816,540
Keyence Corp.	14,800	5,947,881
Komatsu, Ltd.	139,800	3,727,164
Mitsubishi Estate Co., Ltd.	136,200	2,602,431
MS&AD Insurance Group Holdings, Inc.	66,500	2,166,656
NGK Spark Plug Co., Ltd.	230,500	4,985,293
Nitto Denko Corp.	77,300	5,817,176
Shiseido Co., Ltd.	359,600	9,729,120
Sompo Holdings, Inc.	141,100	5,323,764
Sumitomo Mitsui Financial Group, Inc.	175,800	6,503,693
Sumitomo Mitsui Trust Holdings, Inc.	13,200	451,979
Toyota Motor Corp.	103,700	5,614,079
USS Co., Ltd.	170,000	3,004,261

		73,333,755

Jersey — 3.1%
Experian PLC	316,638	6,803,713
Wolseley PLC	124,615	7,915,117

		14,718,830

Netherlands — 8.6%
Heineken NV	107,535	9,587,733
RELX NV	412,274	7,973,592
Unilever NV CVA	431,424	22,625,744

		40,187,069

Portugal — 0.6%
Galp Energia SGPS SA	184,123	2,862,064

South Korea — 1.8%
LG Household & Health Care, Ltd.	6,048	4,602,837
NCSoft Corp.	11,594	3,668,020

		8,270,857

Sweden — 1.2%
Nordea Bank AB	444,222	5,466,700

Switzerland — 11.1%
LafargeHolcim, Ltd.	46,749	2,649,893
Nestle SA	146,366	11,275,331
Novartis AG	229,383	17,647,506
Roche Holding AG	54,970	14,380,594
Swisscom AG	6,749	2,943,785
Zurich Insurance Group AG	10,705	2,962,972

		51,860,081

United Kingdom — 25.7%
Admiral Group PLC	100,141	2,608,318
Aviva PLC	864,311	5,871,541
British American Tobacco PLC	333,715	22,540,659
BT Group PLC	2,129,094	8,403,789
Bunzl PLC	285,033	8,889,722
GlaxoSmithKline PLC	880,911	17,684,806
Imperial Brands PLC	85,091	4,168,135
Man Group PLC	1,911,822	3,805,905
Meggitt PLC	700,555	4,196,532
Prudential PLC	529,899	11,777,333
Reckitt Benckiser Group PLC	230,620	21,240,475
RELX PLC	357,130	7,243,603
Travis Perkins PLC	91,244	1,903,866

		120,334,684

TOTAL INVESTMENTS (cost $427,942,484)(1)	97.5%	456,447,175
Other assets less liabilities	2.5	11,630,832

NET ASSETS	100.0%	$468,078,007

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
CVA	— Certification Van Aandelen (Dutch Cert.)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Commonwealth Bank of Australia	JPY	2,570,000,000	USD	23,214,850	05/31/2017	$135,743	$—

Net Unrealized Appreciation/(Depreciation)

JPY — Japanese Yen

USD — United States Dollar

Industry Allocation*

Medical-Drugs	16.4%
Cosmetics & Toiletries	12.0
Tobacco	6.5
Insurance-Life/Health	5.4
Soap & Cleaning Preparation	4.5
Distribution/Wholesale	4.0
Beverages-Wine/Spirits	3.4
Commercial Services	3.2
Banks-Commercial	3.2
Enterprise Software/Service	3.0
Telephone-Integrated	2.4
Food-Misc./Diversified	2.4
Oil Companies-Integrated	2.4
Internet Application Software	2.3
Insurance-Property/Casualty	2.2
Brewery	2.1
Industrial Automated/Robotic	2.0
Gold Mining	1.9
Insurance-Multi-line	1.7
Commercial Services-Finance	1.4
Building Products-Cement	1.4
Electronic Measurement Instruments	1.3
Chemicals-Diversified	1.2
Auto-Cars/Light Trucks	1.2
Electronics-Military	1.1
Auto/Truck Parts & Equipment-Original	1.1
Rubber-Tires	1.0
Advertising Services	0.9
Aerospace/Defense	0.9
Machinery-Electrical	0.9
Investment Management/Advisor Services	0.8
Machinery-Construction & Mining	0.8
Internet Content-Entertainment	0.8
Retail-Automobile	0.6
Real Estate Management/Services	0.6
Metal-Copper	0.5

97.5%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$456,447,175	$—	$—	$456,447,175

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$135,743	$—	$135,743

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $21,552,403 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.6%
Bermuda — 0.4%
Haier Electronics Group Co., Ltd.	280,000	$650,112
Nine Dragons Paper Holdings, Ltd.	666,000	719,227

		1,369,339

Brazil — 7.7%
Banco do Brasil SA	325,390	3,367,641
Braskem SA, Class A (Preference Shares)	121,290	1,304,592
Cia de Saneamento de Minas Gerais-Copasa MG	45,090	511,410
Cia Energetica de Minas Gerais — Cemig (Preference Shares)	506,230	1,416,273
Cia de Saneamento do Parana — Sanepar (Preference Shares)	131,680	426,481
EDP - Energias do Brasil SA	309,789	1,309,799
Itau Unibanco Holding SA ADR	506,521	6,230,208
Kroton Educacional SA	572,530	2,696,657
M. Dias Branco SA	51,363	788,557
Metalurgica Gerdau SA (Preference Shares)†	778,830	1,128,721
MRV Engenharia e Participacoes SA	486,454	2,442,960
Qualicorp SA	131,370	935,386
Transmissora Alianca de Energia Eletrica SA	139,180	1,008,973
Vale SA ADR	160,330	1,375,632

		24,943,290

Cayman Islands — 13.3%
AAC Technologies Holdings, Inc.	272,500	4,000,784
Alibaba Group Holding, Ltd. ADR†	53,441	6,172,436
China High Speed Transmission Equipment Group Co., Ltd.	458,000	445,143
China Lesso Group Holdings, Ltd.	753,000	600,204
Chlitina Holding, Ltd.	154,000	740,115
Geely Automobile Holdings, Ltd.	1,590,000	2,146,342
General Interface Solution Holding, Ltd.	267,000	1,491,150
Jiangnan Group, Ltd.	2,380,000	305,977
Kingboard Chemical Holdings, Ltd.	212,000	764,507
Kingboard Laminates Holdings, Ltd.	478,500	577,029
Lee & Man Paper Manufacturing, Ltd.	1,028,000	806,186
NetEase, Inc. ADR	18,390	4,880,522
Silicon Motion Technology Corp. ADR	48,840	2,371,182
Tencent Holdings, Ltd.	389,700	12,194,486
WH Group, Ltd.*	3,118,000	2,785,951
Xinyi Glass Holdings, Ltd.	1,226,000	1,087,557
Xinyi Solar Holdings, Ltd.	1,812,000	566,079
Zhen Ding Technology Holding, Ltd.	463,000	1,083,418

		43,019,068

China — 13.1%
Anhui Conch Cement Co., Ltd.	868,500	3,042,628
Bank of China, Ltd.	10,784,000	5,226,774
China CITIC Bank Corp., Ltd.	1,685,000	1,067,971
China Construction Bank Corp.	9,174,000	7,453,982
China Merchants Bank Co., Ltd.	1,462,000	3,796,744
Guangzhou Automobile Group Co., Ltd.	1,196,000	1,860,497
Huadian Power International Corp., Ltd.	2,696,000	1,136,858
Huaneng Power International, Inc.	1,790,000	1,235,776
Industrial & Commercial Bank of China, Ltd.	8,203,000	5,357,337
PICC Property & Casualty Co., Ltd.	2,038,000	3,280,356
Ping An Insurance Group Co. of China, Ltd.	267,500	1,506,296
Shanghai Pharmaceuticals Holding Co., Ltd.	358,300	948,913
Shenzhen Expressway Co., Ltd.	1,018,000	927,912
Sinopharm Group Co., Ltd., Class H	576,800	2,587,994
TravelSky Technology, Ltd.	562,000	1,481,163
Zhejiang Expressway Co., Ltd.	1,182,000	1,470,975

		42,382,176

Cyprus — 0.2%
Ros Agro PLC GDR	65,550	802,988

Hong Kong — 1.1%
BYD Electronic International Co., Ltd.	469,000	716,312
China Overseas Land & Investment, Ltd.	532,000	1,545,726
China Power International Development, Ltd.	3,199,000	1,192,682

		3,454,720

Hungary — 1.3%
MOL Hungarian Oil & Gas PLC	22,960	1,728,898
OTP Bank PLC	88,640	2,493,198

		4,222,096

India — 3.0%
HDFC Bank, Ltd. ADR	67,650	5,385,616
Reliance Industries, Ltd. GDR†*	102,130	4,417,123

		9,802,739

Indonesia — 0.7%
Bank Rakyat Indonesia Persero Tbk PT	2,361,200	2,285,204

Malaysia — 0.6%
AirAsia Bhd	2,336,700	1,803,258

Mexico — 0.6%
Grupo Mexico SAB de CV, Class B	649,340	1,897,462

Netherlands — 0.3%
X5 Retail Group NV GDR†	28,790	1,014,847

Panama — 0.8%
Copa Holdings SA, Class A	21,410	2,492,552

Poland — 2.1%
KGHM Polska Miedz SA	59,530	1,889,086
Polski Koncern Naftowy Orlen SA	162,230	4,851,176

		6,740,262

Russia — 7.7%
Alrosa PJSC	1,461,800	2,542,093
Lukoil PJSC ADR	83,838	4,154,173
Magnitogorsk Iron & Steel Works OJSC†	1,315,460	785,988
MMC Norilsk Nickel PJSC ADR	82,430	1,268,598
Mobile TeleSystems PJSC ADR	174,150	1,797,228
Moscow Exchange MICEX-RTS PJSC	559,485	1,135,014
Rosneft OAO GDR	445,820	2,467,614

RusHydro Management Co.†	57,821,630	915,143
Sberbank of Russia PJSC ADR	402,311	4,783,478
Severstal PJSC GDR	112,110	1,533,665
Surgutneftegas OJSC (Preference Shares)†	3,416,565	1,849,954
Tatneft PJSC ADR	41,546	1,635,250

		24,868,198

South Africa — 2.9%
Barloworld, Ltd.	111,420	1,003,999
Imperial Holdings, Ltd.	71,700	906,675
Naspers, Ltd., Class N	8,680	1,648,835
Nedbank Group, Ltd.	92,250	1,556,282
Sappi, Ltd.	90,880	675,288
Standard Bank Group, Ltd.	338,450	3,757,362

		9,548,441

South Korea — 19.9%
Hana Financial Group, Inc.	121,670	4,191,461
Hankook Tire Co., Ltd.	36,850	1,907,430
Hyosung Corp.	17,640	2,232,323
Hyundai Engineering & Construction Co., Ltd.	37,270	1,590,174
Hyundai Marine & Fire Insurance Co., Ltd.	44,270	1,427,813
Hyundai Mobis Co., Ltd.	7,010	1,367,625
Korea Electric Power Corp.	90,425	3,603,809
KT Corp.	4,624	130,849
KT&G Corp.	36,130	3,222,774
LG Uplus Corp.	137,140	1,741,518
NCSoft Corp.	9,344	2,956,182
Partron Co., Ltd.	74,911	717,576
POSCO	15,560	3,657,879
S-Oil Corp.	29,148	2,553,876
Samsung Electronics Co., Ltd.	10,155	19,910,190
Shinhan Financial Group Co., Ltd.	105,110	4,392,284
SK Hynix, Inc.	98,990	4,697,654
SK Innovation Co., Ltd.	28,570	4,293,409

		64,594,826

Taiwan — 12.6%
Accton Technology Corp.	394,000	894,535
Coretronic Corp.	454,400	644,603
CTBC Financial Holding Co., Ltd.	5,664,000	3,538,709
Elite Material Co., Ltd.	342,000	1,365,914
FLEXium Interconnect, Inc.	517,349	1,920,490
Fubon Financial Holding Co., Ltd.	2,345,000	3,676,328
Grape King Bio, Ltd.	215,000	1,382,453
King Yuan Electronics Co., Ltd.	574,000	518,428
Largan Precision Co., Ltd.	29,000	4,820,357
Merry Electronics Co., Ltd.	353,000	2,094,296
Micro-Star International Co., Ltd.	1,031,000	2,067,399
Pegatron Corp.	610,000	1,797,388
St. Shine Optical Co., Ltd.	39,000	754,897
Taiwan Semiconductor Manufacturing Co., Ltd.	256,000	1,650,327
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	393,493	13,012,814
Tong Yang Industry Co., Ltd.	273,000	463,279
Yuanta Financial Holding Co., Ltd.	762,000	325,803

		40,928,020

Thailand — 4.5%
Charoen Pokphand Foods PCL	1,988,200	1,537,564
Kiatnakin Bank PCL NVDR	547,100	1,079,491
Krung Thai Bank PCL NVDR	5,677,800	3,250,085
PTT PCL NVDR	363,800	4,091,304
Star Petroleum Refining PCL NVDR	2,699,700	1,030,241
Thai Oil PCL NVDR	652,900	1,472,281
Thanachart Capital PCL	816,100	1,114,794
Tisco Financial Group PCL	493,600	1,088,089

		14,663,849

Turkey — 4.3%
Akbank TAS	1,145,450	3,066,831
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,467,860	2,049,631
Eregli Demir ve Celik Fabrikalari TAS	942,090	1,726,659
Tekfen Holding AS	661,700	1,706,435
Turkiye Halk Bankasi AS	723,380	2,399,081
Turkiye Is Bankasi, Class C	994,205	1,962,127
Turkiye Sise ve Cam Fabrikalari AS	738,595	927,415

		13,838,179

United Arab Emirates — 0.5%
Aldar Properties PJSC	1,045,730	609,274
Emaar Properties PJSC	480,170	938,639

		1,547,913

Total Common Stocks (cost $258,091,949)		316,219,427

REGISTERED INVESTMENT COMPANIES — 1.4%
JPMorgan Indian Investment Trust PLC† (cost $3,883,466)	480,671	4,432,661

Total Long-Term Investment Securities (cost $261,975,415)		320,652,088

SHORT-TERM INVESTMENT SECURITIES — 0.2%
Time Deposit — 0.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 05/01/2017 (cost $696,000)	$696,000	696,000

TOTAL INVESTMENTS (cost $262,671,415)(1)	99.2%	321,348,088
Other assets less liabilities	0.8	2,748,804

NET ASSETS	100.0%	$324,096,892

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2017, the aggregate value of these securities was $7,203,074 representing 2.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2017	Unrealized Appreciation (Depreciation)
55	Long	SGX CNX S&P NIFTY Index	May 2017	$1,007,759	$1,026,740	$18,981

Industry Allocation*
Banks-Commercial	20.1%
Electronic Components-Semiconductors	8.4
Oil Refining & Marketing	5.8
Diversified Financial Services	5.3
Oil Companies-Integrated	5.0
Semiconductor Components-Integrated Circuits	4.7
Internet Application Software	3.8
Electronic Components-Misc.	3.0
Electric-Integrated	2.5
Steel-Producers	2.5
E-Commerce/Products	1.9
Entertainment Software	1.5
Photo Equipment & Supplies	1.5
Insurance-Property/Casualty	1.4
Real Estate Operations & Development	1.4
Closed-End Funds	1.4
Airlines	1.4
Auto-Cars/Light Trucks	1.3
Diversified Operations	1.1
Electric-Generation	1.1
Cellular Telecom	1.0
Tobacco	1.0
Metal-Diversified	1.0
Building Products-Cement	0.9
Circuit Boards	0.9
Internet Content-Entertainment	0.9
Food-Meat Products	0.9
Schools	0.8
Medical-Wholesale Drug Distribution	0.8
Diamonds/Precious Stones	0.8
Building-Residential/Commercial	0.8
Public Thoroughfares	0.8
Food-Misc./Diversified	0.7
Metal Products-Distribution	0.7
Industrial Audio & Video Products	0.7
Metal-Iron	0.6
Rubber-Tires	0.6
Non-Ferrous Metals	0.6
Auto/Truck Parts & Equipment-Original	0.5
Multimedia	0.5
Building-Heavy Construction	0.5
Insurance-Multi-line	0.5
Computers-Other	0.5
Applications Software	0.5
Paper & Related Products	0.4
Beverages-Non-alcoholic	0.4
Petrochemicals	0.4
Finance-Other Services	0.3
Auto/Truck Parts & Equipment-Replacement	0.3
Food-Retail	0.3
Retail-Drug Store	0.3
Water	0.3
Consulting Services	0.3
Housewares	0.3
Networking Products	0.3
Containers-Paper/Plastic	0.3
Food-Confectionery	0.3
Chemicals-Other	0.2
Optical Supplies	0.2
Cosmetics & Toiletries	0.2
Wireless Equipment	0.2
Telecommunication Equipment	0.2
Time Deposits	0.2
Appliances	0.2
Real Estate Management/Services	0.2
Building & Construction Products-Misc.	0.2
Chemicals-Specialty	0.2
Energy-Alternate Sources	0.2
Power Converter/Supply Equipment	0.1
Wire & Cable Products	0.1

99.2%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Unadjusted Quoted Prices	Level 3 - Unadjusted Quoted Prices	Total
ASSETS:
Investments at Value:*
Common Stocks:
Russia	$17,640,005	$7,228,193	$—	$24,868,198
Other Countries	291,351,229	—	—	291,351,229
Registered Investment Companies	4,432,661	—	—	4,432,661
Short-Term Investment Securities	—	696,000	—	696,000

Total Investments at Value	$313,423,895	$7,924,193	$—	$321,348,088

Other Financial Instruments:+
Futures Contracts	$18,981	$—	$—	$18,981

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $97,092,158 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.9%
Belgium — 1.6%
UCB SA	209,270	$16,312,656

Bermuda — 1.5%
Haier Electronics Group Co., Ltd.	2,381,000	5,528,275
Kunlun Energy Co., Ltd.	10,778,000	9,741,056

		15,269,331

Canada — 1.7%
Precision Drilling Corp.†	521,700	2,075,258
Silver Wheaton Corp.	262,200	5,232,283
Suncor Energy, Inc.	167,500	5,249,368
Tahoe Resources, Inc.	641,300	5,195,984

		17,752,893

Cayman Islands — 3.1%
Baidu, Inc. ADR†	49,930	8,998,884
Cheung Kong Property Holdings, Ltd.	1,546,284	11,092,667
CK Hutchison Holdings, Ltd.	947,284	11,831,383

		31,922,934

China — 4.1%
China Life Insurance Co., Ltd.	3,873,000	11,775,820
China Telecom Corp., Ltd.	35,269,383	17,230,345
Shanghai Pharmaceuticals Holding Co., Ltd.	2,133,100	5,649,252
Sinopharm Group Co., Ltd.	1,830,000	8,210,868

		42,866,285

France — 10.3%
AXA SA	473,514	12,642,225
BNP Paribas SA	263,970	18,626,999
Cie de Saint-Gobain	202,840	10,948,248
Cie Generale des Etablissements Michelin	103,245	13,490,147
Credit Agricole SA	1,077,540	16,021,879
Sanofi	204,498	19,293,210
TOTAL SA	310,040	15,930,558

		106,953,266

Germany — 10.7%
Bayer AG	131,090	16,221,659
Deutsche Lufthansa AG	564,260	9,736,028
HeidelbergCement AG	121,480	11,247,891
Innogy SE*	298,690	10,980,999
LANXESS AG	208,180	15,034,878
Merck KGaA	126,200	14,819,225
Siemens AG	140,750	20,176,772
Telefonica Deutschland Holding AG	1,274,590	6,178,427
thyssenkrupp AG	289,480	6,891,548

		111,287,427

Hong Kong — 1.0%
China Mobile, Ltd.	975,000	10,397,610

Ireland — 1.4%
CRH PLC	393,285	14,340,865

Israel — 1.6%
Teva Pharmaceutical Industries, Ltd. ADR	521,607	16,472,349

Italy — 1.4%
Eni SpA	907,015	14,098,919

Japan — 9.8%
IHI Corp.†	1,494,000	5,065,997
Inpex Corp.	644,800	6,180,478
Kirin Holdings Co., Ltd.	382,000	7,422,400
Konica Minolta, Inc.	1,460,900	12,908,603
Mitsui Fudosan Co., Ltd.	293,000	6,438,246
Nissan Motor Co., Ltd.	811,900	7,709,317
Omron Corp.	81,200	3,398,053
Panasonic Corp.	527,000	6,289,962
Ryohin Keikaku Co., Ltd.	26,000	5,863,557
SoftBank Group Corp.	219,500	16,622,731
Sumitomo Metal Mining Co., Ltd.	710,000	9,626,957
Suntory Beverage & Food, Ltd.	321,600	14,381,485

		101,907,786

Jersey — 0.7%
Petrofac, Ltd.	642,790	6,781,047

Luxembourg — 0.2%
SES SA FDR	107,700	2,355,150

Netherlands — 7.4%
Aegon NV	2,746,410	13,997,994
Akzo Nobel NV	155,210	13,572,956
ING Groep NV	1,285,770	20,931,801
QIAGEN NV	462,164	13,819,294
SBM Offshore NV	867,805	14,297,658

		76,619,703

Norway — 2.1%
Telenor ASA	1,018,620	16,466,860
Yara International ASA	143,050	5,318,141

		21,785,001

Portugal — 1.0%
Galp Energia SGPS SA	689,930	10,724,484

Singapore — 3.2%
DBS Group Holdings, Ltd.	1,072,950	14,859,952
Singapore Telecommunications, Ltd.	1,582,000	4,234,821
Singapore Telecommunications, Ltd. 10	3,354,300	8,955,044
United Overseas Bank, Ltd.	354,600	5,532,892

		33,582,709

South Korea — 8.1%
Hana Financial Group, Inc.	657,531	22,651,564
Hyundai Mobis Co., Ltd.	40,995	7,997,970
Hyundai Motor Co.	27,739	3,510,340
KB Financial Group, Inc. ADR	300,136	13,046,912
Samsung Electronics Co., Ltd. GDR*	36,813	36,113,553

		83,320,339

Spain — 1.0%
Telefonica SA	863,543	9,552,373
Telefonica SA ADR	66,229	735,142

		10,287,515

Sweden — 1.5%
Getinge AB, Class B	809,180	15,813,968

Switzerland — 5.0%
ABB, Ltd.	337,650	8,266,486

Novartis AG	86,270	6,637,154
Roche Holding AG	73,270	19,168,021
Swiss Re AG	46,985	4,089,348
UBS Group AG	804,670	13,748,131

		51,909,140

Taiwan — 1.8%
Catcher Technology Co., Ltd.	440,000	4,520,898
Pegatron Corp. GDR	351,110	5,163,073
Quanta Computer, Inc.	4,325,000	8,959,348

		18,643,319

Thailand — 1.7%
Bangkok Bank PCL	3,273,400	17,696,612

United Kingdom — 16.0%
BAE Systems PLC	1,495,771	12,147,005
Barclays PLC	6,354,350	17,468,492
BP PLC	4,448,812	25,497,283
GlaxoSmithKline PLC	298,887	6,000,332
HSBC Holdings PLC	254,800	2,104,675
HSBC Holdings PLC ADR	441,338	18,169,885
Kingfisher PLC	2,896,740	12,805,082
Rolls-Royce Holdings PLC	324,000	3,407,514
Rolls-Royce Holdings PLC (Entitlement Shares)†	21,229,000	27,496
Royal Dutch Shell PLC, Class A ADR	7,071	369,036
Royal Dutch Shell PLC, Class B ADR	418,432	22,645,540
Sky PLC	633,790	8,143,172
Standard Chartered PLC†	2,420,175	22,606,798
Vodafone Group PLC	5,453,683	14,060,108

		165,452,418

Total Long-Term Investment Securities (cost $891,709,525)		1,014,553,726

REPURCHASE AGREEMENTS — 1.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09%, dated 04/28/2017, to be repurchased 05/01/2017 in the amount of $19,935,216, and collateralized by $22,170,000 of United States Treasury Bonds, bearing interest at 2.50%, due 05/15/2046 and having an approximate value of $20,336,031 (cost $19,935,066)	$19,935,066	19,935,066

TOTAL INVESTMENTS — (cost $911,644,591)(1)	99.8%	1,034,488,792
Other assets less liabilities	0.2	1,718,800

NET ASSETS —	100.0%	$1,036,207,592

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2017, the aggregate value of these securities was $47,094,552 representing 4.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depositary Receipt
FDR	— Fiduciary Depositary Receipt
GDR	— Global Depositary Receipt

Industry Allocation*
Medical-Drugs	9.6%
Oil Companies-Integrated	9.1
Diversified Banking Institutions	8.2
Banks-Commercial	7.8
Telecom Services	4.6
Electronic Components-Semiconductors	3.5
Diversified Financial Services	3.5
Telephone-Integrated	3.2
Chemicals-Diversified	2.7
Insurance-Multi-line	2.6
Building Products-Cement	2.5
Cellular Telecom	2.4
Oil-Field Services	2.1
Diversified Manufacturing Operations	1.9
Repurchase Agreements	1.9
Real Estate Operations & Development	1.7
Medical-Generic Drugs	1.6
Oil Companies-Exploration & Production	1.6
Medical Instruments	1.5
Aerospace/Defense	1.5
Beverages-Non-alcoholic	1.4
Diagnostic Kits	1.3
Rubber-Tires	1.3
Photo Equipment & Supplies	1.3
Retail-Building Products	1.2
Diversified Operations	1.1
Insurance-Life/Health	1.1
Energy-Alternate Sources	1.1
Building & Construction Products-Misc.	1.1
Auto-Cars/Light Trucks	1.0
Airlines	0.9
Diversified Minerals	0.9
Web Portals/ISP	0.9
Computers	0.9
Electronic Components-Misc.	0.8
Machinery-Electrical	0.8
Medical-Wholesale Drug Distribution	0.8
Cable/Satellite TV	0.8
Auto/Truck Parts & Equipment-Original	0.8
Brewery	0.7
Steel-Producers	0.7
Audio/Video Products	0.6
Retail-Misc./Diversified	0.6
Retail-Drug Store	0.5
Appliances	0.5
Agricultural Chemicals	0.5
Silver Mining	0.5
Precious Metals	0.5
Aerospace/Defense-Equipment	0.5
Metal Processors & Fabrication	0.4
Insurance-Reinsurance	0.4
Satellite Telecom	0.2
Oil & Gas Drilling	0.2

99.8%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
United Kingdom	$165,424,922	$27,496	$—	$165,452,418
Other Countries	849,101,308	—	—	849,101,308
Repurchase Agreements	—	19,935,066	—	19,935,066

Total Investments at Value	$1,014,526,230	$19,962,562	$—	$1,034,488,792

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $107,042,197 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA International Index

PORTFOLIO OF INVESTMENTS — April 30, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.2%
Australia — 7.1%
AGL Energy, Ltd.	11,947	$239,393
Alumina, Ltd.	44,126	60,796
Amcor, Ltd.	20,763	244,249
AMP, Ltd.	53,042	212,888
APA Group	20,197	138,531
Aristocrat Leisure, Ltd.	9,696	142,594
ASX, Ltd.	3,419	129,851
Aurizon Holdings, Ltd.	36,734	141,658
AusNet Services	31,526	41,312
Australia & New Zealand Banking Group, Ltd.	52,457	1,286,806
Bank of Queensland, Ltd.	6,930	62,115
Bendigo & Adelaide Bank, Ltd.	8,415	77,630
BHP Billiton, Ltd.	57,541	1,022,017
Boral, Ltd.	21,363	98,539
Brambles, Ltd.	28,443	220,223
Caltex Australia, Ltd.	4,664	104,318
Challenger, Ltd.	10,265	101,615
CIMIC Group, Ltd.	1,756	48,690
Coca-Cola Amatil, Ltd.	10,266	72,029
Cochlear, Ltd.	1,026	107,465
Commonwealth Bank of Australia	30,899	2,022,189
Computershare, Ltd.	8,247	91,025
Crown Resorts, Ltd.	6,613	61,898
CSL, Ltd.	8,188	812,687
Dexus Property Group	17,204	131,400
Domino’s Pizza Enterprises, Ltd.	1,112	50,893
DUET Group	42,855	96,911
Flight Centre Travel Group, Ltd.	1,010	23,785
Fortescue Metals Group, Ltd.	27,890	110,894
Goodman Group	31,754	192,835
GPT Group	31,531	123,955
Harvey Norman Holdings, Ltd.	10,129	31,779
Healthscope, Ltd.	31,058	51,396
Incitec Pivot, Ltd.	30,135	85,522
Insurance Australia Group, Ltd.	42,585	198,022
LendLease Group	10,011	120,165
Macquarie Group, Ltd.	5,477	381,410
Medibank Private, Ltd.	48,999	106,769
Mirvac Group	66,879	113,679
National Australia Bank, Ltd.	47,580	1,211,349
Newcrest Mining, Ltd.	13,734	217,610
Orica, Ltd.	6,745	93,589
Origin Energy, Ltd.†	31,391	168,770
Qantas Airways, Ltd.	8,277	26,279
QBE Insurance Group, Ltd.	24,620	237,264
Ramsay Health Care, Ltd.	2,532	135,940
REA Group, Ltd.	968	44,570
Rio Tinto, Ltd.	7,623	344,998
Santos, Ltd.†	32,902	85,737
Scentre Group	95,188	307,203
SEEK, Ltd.	6,027	76,902
Sonic Healthcare, Ltd.	7,001	115,803
South32, Ltd.	95,452	198,699
Stockland	42,518	154,412
Suncorp Group, Ltd.	23,024	237,917
Sydney Airport	19,911	102,725
Tabcorp Holdings, Ltd.	15,401	54,778
Tatts Group, Ltd.	26,147	84,189
Telstra Corp., Ltd.	74,151	234,312
TPG Telecom, Ltd.	6,002	26,516
Transurban Group	36,926	337,332
Treasury Wine Estates, Ltd.	13,160	118,250
Vicinity Centres	60,429	130,318
Vocus Group, Ltd.	9,513	24,006
Wesfarmers, Ltd.	20,220	651,052
Westfield Corp.	35,460	241,096
Westpac Banking Corp.	60,005	1,575,307
Woodside Petroleum, Ltd.	13,588	327,422
Woolworths, Ltd.	23,125	465,454

		17,389,732

Austria — 0.2%
ANDRITZ AG	1,326	73,333
Erste Group Bank AG	5,393	192,804
OMV AG	2,629	121,066
Raiffeisen Bank International AG†	2,089	47,627
voestalpine AG	2,054	85,816

		520,646

Belgium — 1.1%
Ageas	3,495	143,147
Anheuser-Busch InBev SA/NV	13,664	1,539,025
Colruyt SA	1,155	59,315
Groupe Bruxelles Lambert SA	1,445	138,531
KBC Group NV	4,496	324,606
Proximus SADP	2,677	81,898
Solvay SA	1,332	169,398
Telenet Group Holding NV†	959	58,249
UCB SA	2,267	176,713
Umicore SA	1,687	98,774

		2,789,656

Bermuda — 0.4%
Cheung Kong Infrastructure Holdings, Ltd.	11,000	96,377
First Pacific Co., Ltd.	38,000	29,263
HongKong Land Holdings, Ltd.	21,000	161,910
Jardine Matheson Holdings, Ltd.	4,400	283,932
Jardine Strategic Holdings, Ltd.	3,912	165,360
Kerry Properties, Ltd.	13,000	48,635
Li & Fung, Ltd.	102,000	42,749
NWS Holdings, Ltd.	27,000	50,749
Shangri-La Asia, Ltd.	24,000	34,372
Yue Yuen Industrial Holdings, Ltd.	12,500	49,416

		962,763

Canada — 0.0%
International Petroleum Corp.†	1,110	4,035

Cayman Islands — 0.6%
ASM Pacific Technology, Ltd.	4,300	64,016
Cheung Kong Property Holdings, Ltd.	48,500	347,927
CK Hutchison Holdings, Ltd.	48,000	599,510
Melco Crown Entertainment, Ltd. ADR	3,600	79,020
MGM China Holdings, Ltd.	17,200	39,184
Sands China, Ltd.	43,600	197,867
WH Group, Ltd.*	144,500	129,112
Wynn Macau, Ltd.†	28,000	61,555

		1,518,191

Denmark — 1.7%
AP Moller - Maersk A/S, Series A	69	114,491
AP Moller - Maersk A/S, Series B	119	205,820
Carlsberg A/S, Class B	1,931	192,725
Chr. Hansen Holding A/S	1,764	118,887
Coloplast A/S, Class B	2,110	180,617
Danske Bank A/S	12,317	447,350
DONG Energy AS*	2,619	103,176

DSV A/S	3,372	187,853
Genmab A/S†	1,026	204,051
ISS A/S	2,994	124,175
Novo Nordisk A/S, Class B	34,260	1,333,121
Novozymes A/S, Class B	4,157	179,594
Pandora A/S	1,991	215,188
TDC A/S	14,616	78,450
Tryg A/S	1,980	37,986
Vestas Wind Systems A/S	3,971	341,954
William Demant Holding A/S†	2,144	49,077

		4,114,515

Finland — 1.0%
Elisa Oyj	2,521	85,871
Fortum Oyj	8,030	116,861
Kone Oyj, Class B	6,024	275,995
Metso Oyj	2,014	72,244
Neste Oyj	2,286	93,355
Nokia OYJ	104,543	597,863
Nokian Renkaat Oyj	2,062	88,722
Orion Oyj, Class B	1,843	105,699
Sampo Oyj, Class A	7,972	382,005
Stora Enso Oyj, Class R	9,898	117,738
UPM—Kymmene Oyj	9,566	252,483
Wartsila Oyj Abp	2,673	162,764

		2,351,600

France — 9.6%
Accor SA	3,073	140,073
Aeroports de Paris	530	70,694
Air Liquide SA	6,968	839,481
Alstom SA†	2,730	86,686
Arkema SA	1,225	129,716
Atos SE	1,597	209,275
AXA SA	34,715	926,847
BNP Paribas SA	18,972	1,338,756
Bollore SA	15,672	63,762
Bouygues SA	3,707	155,848
Bureau Veritas SA	4,660	107,944
Capgemini SA	2,909	291,210
Carrefour SA	10,134	238,718
Casino Guichard Perrachon SA	995	59,937
Christian Dior SE	974	267,313
Cie de Saint-Gobain	8,959	483,560
Cie Generale des Etablissements Michelin	3,288	429,615
CNP Assurances	3,078	64,274
Credit Agricole SA	20,110	299,014
Danone SA	10,551	737,634
Dassault Aviation SA	42	57,401
Dassault Systemes SE	2,281	203,571
Edenred	3,800	97,295
Eiffage SA	1,047	88,685
Electricite de France SA	5,194	43,373
Engie SA	28,448	401,300
Essilor International SA	3,704	479,935
Eurazeo SA	725	49,154
Eurofins Scientific	195	96,032
Eutelsat Communications SA	3,137	74,254
Fonciere Des Regions	581	51,858
Gecina SA	752	106,981
Groupe Eurotunnel SE	8,436	92,674
Hermes International	475	227,250
ICADE	677	50,272
Iliad SA	471	114,361
Imerys SA	650	55,929
Ingenico Group SA	992	89,883
JCDecaux SA	1,348	47,553
Kering	1,361	421,856
Klepierre	3,955	155,267
L’Oreal SA	4,519	900,087
Lagardere SCA	2,095	64,172
Legrand SA	4,795	310,414
LVMH Moet Hennessy Louis Vuitton SE	4,996	1,232,645
Natixis SA	16,793	116,835
Orange SA	35,702	552,241
Pernod Ricard SA	3,786	473,652
Peugeot SA†	8,719	182,686
Publicis Groupe SA	3,441	248,399
Remy Cointreau SA	398	40,155
Renault SA	3,446	321,357
Rexel SA	5,390	96,290
Safran SA	5,587	462,651
Sanofi	20,782	1,960,662
Schneider Electric SE	10,090	796,850
SCOR SE	2,865	113,349
SEB SA	409	65,938
SFR Group SA†	1,578	51,671
Societe BIC SA	511	57,444
Societe Generale SA	13,742	751,601
Sodexo SA	1,633	207,589
Suez	6,028	99,053
Thales SA	1,885	198,187
TOTAL SA	40,777	2,095,215
Unibail-Rodamco SE	1,785	438,365
Valeo SA	4,285	308,065
Veolia Environnement SA	8,599	163,359
Vinci SA	9,098	774,006
Vivendi SA	18,377	364,629
Wendel SA	493	69,088
Zodiac Aerospace	3,619	87,871

		23,549,767

Germany — 9.2%
adidas AG	3,377	676,488
Allianz SE	8,181	1,557,741
Axel Springer SE	744	41,746
BASF SE	16,467	1,604,689
Bayer AG	14,823	1,834,264
Bayerische Motoren Werke AG	5,938	566,943
Bayerische Motoren Werke AG (Preference Shares)	1,004	82,549
Beiersdorf AG	1,779	177,005
Brenntag AG	2,790	165,451
Commerzbank AG†	19,037	186,529
Continental AG	1,976	442,330
Covestro AG*	1,637	127,605
Daimler AG	17,270	1,286,755
Deutsche Bank AG†	24,724	445,183
Deutsche Boerse AG	3,449	337,566
Deutsche Lufthansa AG	4,172	71,986
Deutsche Post AG	17,422	626,267
Deutsche Telekom AG	58,709	1,029,622
Deutsche Wohnen AG	6,392	218,562
E.ON SE	35,910	279,959
Evonik Industries AG	2,932	97,907
Fraport AG Frankfurt Airport Services Worldwide	728	57,255
Fresenius Medical Care AG & Co. KGaA	3,838	340,521
Fresenius SE & Co. KGaA	7,328	593,969
FUCHS PETROLUB SE (Preference Shares)	1,233	63,603
GEA Group AG	3,293	140,039
Hannover Rueck SE	1,085	130,126

HeidelbergCement AG	2,683	248,420
Henkel AG & Co. KGaA	1,851	216,046
Henkel AG & Co. KGaA (Preference Shares)	3,201	435,856
Hochtief AG	344	61,979
HUGO BOSS AG	1,187	90,290
Infineon Technologies AG	20,301	420,164
Innogy SE*	2,490	91,542
K+S AG	3,432	81,891
LANXESS AG	1,638	118,297
Linde AG	3,329	598,155
MAN SE	568	59,670
Merck KGaA	2,310	271,255
METRO AG	3,209	105,601
Muenchener Rueckversicherungs—Gesellschaft AG	2,880	551,987
OSRAM Licht AG	1,602	107,304
Porsche Automobil Holding SE (Preference Shares)	2,743	160,483
ProSiebenSat.1 Media SE	4,178	177,447
RWE AG†	8,757	145,040
SAP SE	17,623	1,767,443
Schaeffler AG (Preference Shares)	2,973	51,217
Siemens AG	13,720	1,966,787
Symrise AG	2,199	153,950
Telefonica Deutschland Holding AG	13,156	63,772
thyssenkrupp AG	6,585	156,767
TUI AG	8,935	129,960
United Internet AG	2,204	101,446
Volkswagen AG	586	94,441
Volkswagen AG (Preference Shares)	3,329	527,805
Vonovia SE	8,357	302,547
Zalando SE†*	1,542	68,003

		22,508,225

Hong Kong — 2.4%
AIA Group, Ltd.	216,400	1,498,151
Bank of East Asia, Ltd.	21,800	90,245
BOC Hong Kong Holdings, Ltd.	66,500	273,580
Cathay Pacific Airways, Ltd.	22,000	31,678
CLP Holdings, Ltd.	28,500	300,632
Galaxy Entertainment Group, Ltd.	44,000	244,936
Hang Lung Group, Ltd.	17,000	70,921
Hang Lung Properties, Ltd.	42,000	110,152
Hang Seng Bank, Ltd.	13,400	271,675
Henderson Land Development Co., Ltd.	19,000	120,424
HK Electric Investments & HK Electric Investments, Ltd.*	47,000	41,572
HKT Trust & HKT, Ltd.	66,000	84,342
Hong Kong & China Gas Co., Ltd.	133,000	265,714
Hong Kong Exchanges & Clearing, Ltd.	21,000	517,282
Hysan Development Co., Ltd.	11,000	51,900
Link REIT	39,500	284,125
MTR Corp., Ltd.	25,500	146,869
New World Development Co., Ltd.	104,000	129,560
PCCW, Ltd.	72,000	40,636
Power Assets Holdings, Ltd.	24,500	220,484
Sino Land Co., Ltd.	60,000	101,667
SJM Holdings, Ltd.	36,000	34,943
Sun Hung Kai Properties, Ltd.	28,000	420,089
Swire Pacific, Ltd., Class A	9,500	91,478
Swire Properties, Ltd.	20,600	69,123
Techtronic Industries Co., Ltd.	24,000	103,055
Wharf Holdings, Ltd.	24,000	205,031
Wheelock & Co., Ltd.	16,000	124,757

		5,945,021

Ireland — 0.5%
Bank of Ireland†	492,517	124,736
CRH PLC	14,913	544,498
DCC PLC	1,604	148,126
James Hardie Industries PLC CDI	7,870	133,596
Kerry Group PLC, Class A	2,817	230,786
Paddy Power Betfair PLC	1,427	159,018

		1,340,760

Isle of Man — 0.0%
Genting Singapore PLC	108,600	86,669

Israel — 0.6%
Azrieli Group, Ltd.	760	40,478
Bank Hapoalim BM	18,710	116,802
Bank Leumi Le-Israel B.M.†	25,957	121,479
Bezeq The Israeli Telecommunication Corp., Ltd.	37,101	62,436
Check Point Software Technologies, Ltd.†	2,300	239,223
Elbit Systems, Ltd.	425	50,634
Frutarom Industries, Ltd.	684	40,208
Israel Chemicals, Ltd.	9,294	40,160
Mizrahi Tefahot Bank, Ltd.	2,353	38,006
NICE, Ltd.	1,072	73,404
Taro Pharmaceutical Industries, Ltd.†	200	23,370
Teva Pharmaceutical Industries, Ltd. ADR	16,300	514,754

		1,360,954

Italy — 1.8%
Assicurazioni Generali SpA	20,943	331,476
Atlantia SpA	7,342	186,185
Enel SpA	136,619	649,446
Eni SpA	45,571	708,370
Intesa Sanpaolo SpA	227,196	661,774
Intesa Sanpaolo SpA RSP	16,634	45,480
Leonardo SpA†	7,263	114,164
Luxottica Group SpA	3,018	174,895
Mediobanca SpA	10,225	98,294
Poste Italiane SpA*	9,237	63,289
Prysmian SpA	3,462	99,973
Saipem SpA†	108,776	46,875
Snam SpA	43,402	191,853
Telecom Italia SpA†	204,974	181,972
Telecom Italia SpA RSP	107,956	77,084
Terna Rete Elettrica Nazionale SpA	27,102	136,688
UniCredit SpA†	33,878	551,335
UnipolSai SpA	20,223	46,481

		4,365,634

Japan — 22.4%
ABC—Mart, Inc.	500	27,764
Acom Co., Ltd.†	7,300	32,415
Aeon Co., Ltd.	11,600	172,062
AEON Financial Service Co., Ltd.	2,200	42,253
Aeon Mall Co., Ltd.	2,200	37,359
Air Water, Inc.	2,800	53,903
Aisin Seiki Co., Ltd.	3,600	176,004
Ajinomoto Co., Inc.	9,700	188,736
Alfresa Holdings Corp.	3,300	59,532
Alps Electric Co., Ltd.	3,500	102,826
Amada Holdings Co., Ltd.	6,300	74,826
ANA Holdings, Inc.	20,000	60,193
Aozora Bank, Ltd.	21,000	76,484
Asahi Glass Co., Ltd.	18,000	155,981

Asahi Group Holdings, Ltd.	6,900	260,278
Asahi Kasei Corp.	22,000	209,688
Asics Corp.	2,800	49,507
Astellas Pharma, Inc.	38,500	507,002
Bandai Namco Holdings, Inc.	3,500	109,733
Bank of Kyoto, Ltd.	7,000	55,385
Benesse Holdings, Inc.	1,100	33,205
BLife Investment Corp.	24	60,670
Bridgestone Corp.	11,600	483,667
Brother Industries, Ltd.	4,300	88,372
Calbee, Inc.	1,400	48,854
Canon, Inc.	19,000	629,953
Casio Computer Co., Ltd.	3,900	54,962
Central Japan Railway Co.	2,500	419,040
Chiba Bank, Ltd.	14,000	93,689
Chubu Electric Power Co., Inc.	11,500	154,485
Chugai Pharmaceutical Co., Ltd.	4,000	141,736
Chugoku Bank, Ltd.	2,900	43,028
Chugoku Electric Power Co., Inc.	4,900	53,407
Concordia Financial Group, Ltd.	21,000	96,490
Credit Saison Co., Ltd.	2,600	47,324
CYBERDYNE, Inc.†	1,900	26,845
Dai Nippon Printing Co., Ltd.	9,000	100,112
Dai-ichi Life Holdings, Inc.	19,400	329,961
Daicel Corp.	5,000	57,367
Daiichi Sankyo Co., Ltd.	10,800	239,591
Daikin Industries, Ltd.	4,200	407,849
Daito Trust Construction Co., Ltd.	1,200	176,542
Daiwa House Industry Co., Ltd.	10,100	299,987
Daiwa Securities Group, Inc.	31,000	188,350
Dena Co., Ltd.	1,800	38,543
Denso Corp.	8,500	365,925
Dentsu, Inc.	3,800	214,075
Don Quijote Holdings Co., Ltd.	2,100	76,578
East Japan Railway Co.	5,900	526,832
Eisai Co., Ltd.	4,500	236,232
Electric Power Development Co., Ltd.	2,600	60,292
FamilyMart UNY Holdings Co., Ltd.	1,400	79,121
FANUC Corp.	3,400	690,980
Fast Retailing Co., Ltd.	900	293,555
Fuji Electric Co., Ltd.	11,000	60,292
FUJIFILM Holdings Corp.	7,800	289,259
Fujitsu, Ltd.	35,000	218,148
Fukuoka Financial Group, Inc.	14,000	63,799
Hachijuni Bank, Ltd.	7,100	41,909
Hakuhodo DY Holdings, Inc.	3,800	46,258
Hamamatsu Photonics KK	2,700	79,323
Hankyu Hanshin Holdings, Inc.	4,200	138,650
Hikari Tsushin, Inc.	300	28,796
Hino Motors, Ltd.	4,800	60,153
Hirose Electric Co., Ltd.	700	94,003
Hiroshima Bank, Ltd.	8,000	34,519
Hisamitsu Pharmaceutical Co., Inc.	1,100	56,246
Hitachi Chemical Co., Ltd.	1,800	51,509
Hitachi Construction Machinery Co., Ltd.	2,100	54,085
Hitachi High-Technologies Corp.	1,200	47,849
Hitachi Metals, Ltd.	3,800	53,212
Hitachi, Ltd.	88,000	485,569
Hokuriku Electric Power Co.	2,900	26,795
Honda Motor Co., Ltd.	29,400	852,396
Hoshizaki Corp.	900	75,003
Hoya Corp.	6,900	329,541
Hulic Co., Ltd.	5,300	49,922
Idemitsu Kosan Co., Ltd.	1,600	51,168
IHI Corp.†	28,000	94,945
Iida Group Holdings Co., Ltd.	2,600	41,376
Inpex Corp.	17,100	163,905
Isetan Mitsukoshi Holdings, Ltd.	6,000	65,503
Isuzu Motors, Ltd.	10,800	146,487
ITOCHU Corp.	26,800	378,890
J. Front Retailing Co., Ltd.	4,300	61,911
Japan Airlines Co., Ltd.	2,100	66,311
Japan Airport Terminal Co., Ltd.	1,000	34,716
Japan Exchange Group, Inc.	9,500	133,030
Japan Post Bank Co., Ltd.	7,300	90,828
Japan Post Holdings Co., Ltd.	8,100	100,346
Japan Prime Realty Investment Corp.	14	52,559
Japan Real Estate Investment Corp.	23	121,112
Japan Retail Fund Investment Corp.	45	87,921
Japan Tobacco, Inc.	19,600	651,604
JFE Holdings, Inc.	9,500	161,962
JGC Corp.	3,700	64,557
JSR Corp.	3,400	62,098
JTEKT Corp.	4,200	66,085
JX Holdings, Inc.	50,850	229,492
Kajima Corp.	16,000	108,652
Kakaku.com, Inc.	2,500	36,039
Kamigumi Co., Ltd.	3,000	27,235
Kaneka Corp.	5,000	39,381
Kansai Electric Power Co., Inc.	12,600	170,336
Kansai Paint Co., Ltd.	4,100	90,772
Kao Corp.	9,000	496,362
Kawasaki Heavy Industries, Ltd.	27,000	81,624
KDDI Corp.	32,800	869,616
Keihan Holdings Co., Ltd.	9,000	56,596
Keikyu Corp.	8,000	91,787
Keio Corp.	10,000	80,018
Keisei Electric Railway Co., Ltd.	2,400	57,075
Keyence Corp.	1,900	763,579
Kikkoman Corp.	2,000	61,449
Kintetsu Group Holdings Co., Ltd.	32,000	116,833
Kirin Holdings Co., Ltd.	14,600	283,683
Kobe Steel, Ltd.†	5,700	50,621
Koito Manufacturing Co., Ltd.	2,000	103,162
Komatsu, Ltd.	16,700	445,233
Konami Holdings Corp.	1,600	66,526
Konica Minolta, Inc.	8,300	73,339
Kose Corp.	500	47,410
Kubota Corp.	19,100	300,357
Kuraray Co., Ltd.	6,200	100,001
Kurita Water Industries, Ltd.	1,800	46,439
Kyocera Corp.	5,700	322,646
Kyowa Hakko Kirin Co., Ltd.	4,600	78,898
Kyushu Electric Power Co., Inc.	7,600	81,948
Kyushu Financial Group, Inc.	6,300	39,221
Lawson, Inc.	800	53,106
LINE Corp.†	700	24,270
Lion Corp.	4,000	72,196
LIXIL Group Corp.	4,800	119,833
M3, Inc.	3,400	86,895
Mabuchi Motor Co., Ltd.	1,000	56,425
Makita Corp.	4,000	142,633
Marubeni Corp.	29,500	181,644
Marui Group Co., Ltd.	3,700	50,650
Maruichi Steel Tube, Ltd.	1,000	28,347
Mazda Motor Corp.	10,400	152,443
McDonald’s Holdings Co. Japan, Ltd.	1,100	33,895
Mebuki Financial Group, Inc.	16,900	66,251
Medipal Holdings Corp.	3,100	51,280
MEIJI Holdings Co., Ltd.	2,000	169,724
Minebea Mitsumi, Inc.	6,900	99,717
Miraca Holdings, Inc.	1,000	46,109
MISUMI Group, Inc.	4,900	92,791
Mitsubishi Chemical Holdings Corp.	24,300	190,149
Mitsubishi Corp.	27,300	588,612

Mitsubishi Electric Corp.	34,700	483,730
Mitsubishi Estate Co., Ltd.	22,000	420,363
Mitsubishi Gas Chemical Co., Inc.	3,400	72,651
Mitsubishi Heavy Industries, Ltd.	59,000	236,053
Mitsubishi Logistics Corp.	4,000	51,671
Mitsubishi Materials Corp.	2,200	65,423
Mitsubishi Motors Corp.	11,900	76,113
Mitsubishi Tanabe Pharma Corp.	3,900	79,137
Mitsubishi UFJ Financial Group, Inc.	228,700	1,454,981
Mitsubishi UFJ Lease & Finance Co., Ltd.	8,300	43,333
Mitsui & Co., Ltd.	30,500	430,379
Mitsui Chemicals, Inc.	16,000	81,812
Mitsui Fudosan Co., Ltd.	15,000	329,603
Mitsui OSK Lines, Ltd.	22,000	67,298
Mixi, Inc.	900	49,895
Mizuho Financial Group, Inc.	433,200	791,204
MS&AD Insurance Group Holdings, Inc.	9,100	296,490
Murata Manufacturing Co., Ltd.	3,600	482,637
Nabtesco Corp.	2,200	62,364
Nagoya Railroad Co., Ltd.	16,000	73,487
NEC Corp.	48,000	119,273
Nexon Co., Ltd.	3,100	52,698
NGK Insulators, Ltd.	4,800	102,523
NGK Spark Plug Co., Ltd.	3,100	67,047
NH Foods, Ltd.	3,000	85,311
Nidec Corp.	4,400	403,391
Nikon Corp.	6,100	87,006
Nintendo Co., Ltd.	2,000	503,162
Nippon Building Fund, Inc.	25	132,989
Nippon Electric Glass Co., Ltd.	7,000	43,391
Nippon Express Co., Ltd.	14,000	76,860
Nippon Paint Holdings Co., Ltd.	3,100	118,883
Nippon Prologis REIT, Inc.	28	59,203
Nippon Steel & Sumitomo Metal Corp.	14,600	328,803
Nippon Telegraph & Telephone Corp.	12,300	526,205
Nippon Yusen KK†	31,000	62,292
Nissan Chemical Industries, Ltd.	2,200	68,186
Nissan Motor Co., Ltd.	42,300	401,656
Nisshin Seifun Group, Inc.	3,500	53,658
Nissin Foods Holdings Co., Ltd.	1,000	57,233
Nitori Holdings Co., Ltd.	1,400	182,229
Nitto Denko Corp.	2,900	218,238
NOK Corp.	1,900	45,184
Nomura Holdings, Inc.	65,300	391,888
Nomura Real Estate Holdings, Inc.	2,200	37,162
Nomura Real Estate Master Fund, Inc.	70	100,911
Nomura Research Institute, Ltd.	2,300	80,054
NSK, Ltd.	8,000	109,083
NTT Data Corp.	2,200	102,032
NTT DOCOMO, Inc.	24,800	598,003
Obayashi Corp.	11,600	112,488
OBIC Co., Ltd.	1,100	59,403
Odakyu Electric Railway Co., Ltd.	5,200	100,851
Oji Holdings Corp.	16,000	77,363
Olympus Corp.	5,200	200,117
Omron Corp.	3,600	150,653
Ono Pharmaceutical Co., Ltd.	7,300	150,420
Oracle Corp. Japan	600	34,555
Oriental Land Co., Ltd.	3,900	223,907
ORIX Corp.	23,800	363,165
Osaka Gas Co., Ltd.	33,000	123,534
Otsuka Corp.	900	48,199
Otsuka Holdings Co., Ltd.	7,000	321,947
Panasonic Corp.	39,700	473,836
Park24 Co., Ltd.	1,800	46,423
Pola Orbis Holdings, Inc.	1,600	36,858
Rakuten, Inc.	16,800	171,956
Recruit Holdings Co., Ltd.	6,500	328,280
Resona Holdings, Inc.	39,400	219,064
Ricoh Co., Ltd.	11,900	99,064
Rinnai Corp.	600	49,841
Rohm Co., Ltd.	1,700	119,255
Ryohin Keikaku Co., Ltd.	400	90,209
Sankyo Co., Ltd.	700	24,396
Santen Pharmaceutical Co., Ltd.	6,700	94,182
SBI Holdings, Inc.	4,000	55,438
Secom Co., Ltd.	3,700	268,385
Sega Sammy Holdings, Inc.	3,300	44,316
Seibu Holdings, Inc.	3,000	52,370
Seiko Epson Corp.	5,200	106,356
Sekisui Chemical Co., Ltd.	7,500	125,813
Sekisui House, Ltd.	10,700	177,525
Seven & i Holdings Co., Ltd.	13,400	566,172
Seven Bank, Ltd.	10,800	36,234
Sharp Corp.†	26,000	93,761
Shimadzu Corp.	4,200	71,209
Shimamura Co., Ltd.	300	41,068
Shimano, Inc.	1,300	198,601
Shimizu Corp.	9,000	86,306
Shin-Etsu Chemical Co., Ltd.	6,900	599,413
Shinsei Bank, Ltd.	34,000	63,440
Shionogi & Co., Ltd.	5,300	272,571
Shiseido Co., Ltd.	6,800	183,977
Shizuoka Bank, Ltd.	9,000	75,891
Showa Shell Sekiyu KK	3,400	32,849
SMC Corp.	1,000	281,588
SoftBank Group Corp.	14,900	1,128,377
Sohgo Security Services Co., Ltd.	1,200	52,370
Sompo Holdings, Inc.	6,400	241,475
Sony Corp.	22,800	768,829
Sony Financial Holdings, Inc.	3,000	49,841
Stanley Electric Co., Ltd.	2,700	78,959
Start Today Co., Ltd.	3,100	66,185
Subaru Corp.	11,000	415,627
Sumitomo Chemical Co., Ltd.	30,000	169,276
Sumitomo Corp.	21,300	284,414
Sumitomo Dainippon Pharma Co., Ltd.	2,800	45,915
Sumitomo Electric Industries, Ltd.	13,400	218,355
Sumitomo Heavy Industries, Ltd.	11,000	76,672
Sumitomo Metal Mining Co., Ltd.	10,000	135,591
Sumitomo Mitsui Financial Group, Inc.	24,300	898,975
Sumitomo Mitsui Trust Holdings, Inc.	6,100	208,869
Sumitomo Realty & Development Co., Ltd.	6,000	161,794
Sumitomo Rubber Industries, Ltd.	3,000	53,931
Sundrug Co., Ltd.	1,200	42,090
Suntory Beverage & Food, Ltd.	2,400	107,325
Suruga Bank, Ltd.	3,100	64,767
Suzuken Co., Ltd.	1,300	42,974
Suzuki Motor Corp.	6,300	262,907
Sysmex Corp.	2,800	170,298
T&D Holdings, Inc.	10,500	155,746
Taiheiyo Cement Corp.	23,000	76,546
Taisei Corp.	18,000	137,250
Taisho Pharmaceutical Holdings Co., Ltd.	600	49,303
Taiyo Nippon Sanso Corp.	2,500	29,850
Takashimaya Co., Ltd.	5,000	46,019
Takeda Pharmaceutical Co., Ltd.	12,700	608,597
TDK Corp.	2,400	148,553
Teijin, Ltd.	3,300	63,913

Terumo Corp.	6,100	222,440
THK Co., Ltd.	2,300	59,236
Tobu Railway Co., Ltd.	17,000	86,163
Toho Co., Ltd.	2,000	57,322
Toho Gas Co., Ltd.	6,000	42,898
Tohoku Electric Power Co., Inc.	8,000	106,643
Tokio Marine Holdings, Inc.	12,200	513,500
Tokyo Electric Power Co. Holdings, Inc.†	26,000	100,991
Tokyo Electron, Ltd.	3,000	348,912
Tokyo Gas Co., Ltd.	34,000	157,838
Tokyo Tatemono Co., Ltd.	3,800	51,848
Tokyu Corp.	18,000	128,854
Tokyu Fudosan Holdings Corp.	9,100	49,633
Toppan Printing Co., Ltd.	9,000	90,505
Toray Industries, Inc.	26,000	229,994
Toshiba Corp.†	73,000	147,604
TOTO, Ltd.	2,500	95,425
Toyo Seikan Group Holdings, Ltd.	2,900	48,518
Toyo Suisan Kaisha, Ltd.	1,500	56,246
Toyoda Gosei Co., Ltd.	1,300	34,484
Toyota Industries Corp.	3,100	154,061
Toyota Motor Corp.	46,700	2,528,231
Toyota Tsusho Corp.	3,900	122,974
Trend Micro, Inc.	1,900	83,516
Tsuruha Holdings, Inc.	600	60,821
Unicharm Corp.	7,200	174,938
United Urban Investment Corp.	52	78,601
USS Co., Ltd.	3,900	68,921
West Japan Railway Co.	2,900	193,654
Yahoo Japan Corp.	25,900	110,826
Yakult Honsha Co., Ltd.	1,500	85,311
Yamada Denki Co., Ltd.	11,300	59,300
Yamaguchi Financial Group, Inc.	3,000	33,209
Yamaha Corp.	3,000	83,158
Yamaha Motor Co., Ltd.	5,200	123,195
Yamato Holdings Co., Ltd.	6,200	133,956
Yamazaki Baking Co., Ltd.	2,300	48,466
Yaskawa Electric Corp.	4,700	89,763
Yokogawa Electric Corp.	4,100	63,298
Yokohama Rubber Co., Ltd.	2,000	39,202

		55,009,875

Jersey — 1.3%
Experian PLC	16,990	365,070
Glencore PLC†	219,246	862,267
Petrofac, Ltd.	4,627	48,812
Randgold Resources, Ltd.	1,686	148,601
Shire PLC	16,189	951,317
Wolseley PLC	4,502	285,952
WPP PLC	22,952	491,394

		3,153,413

Luxembourg — 0.3%
ArcelorMittal†	32,943	259,914
Millicom International Cellular SA SDR	1,188	65,186
RTL Group SA	709	54,950
SES SA FDR	6,474	141,571
Tenaris SA	8,458	132,487

		654,108

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	126,400	32,569

Netherlands — 4.2%
ABN AMRO Group NV CVA*	5,054	132,678
Aegon NV	31,581	160,963
AerCap Holdings NV†	2,700	124,227
Airbus SE	10,395	840,526
Akzo Nobel NV	4,513	394,657
Altice NV, Class A†	6,626	164,600
Altice NV, Class B†	1,966	48,892
ASML Holding NV	6,693	884,724
Boskalis Westminster NV	1,624	59,731
CNH Industrial NV	18,291	201,834
EXOR NV	1,933	108,545
Ferrari NV	2,199	165,400
Fiat Chrysler Automobiles NV†	16,142	182,692
Gemalto NV	1,451	81,273
Heineken Holding NV	1,824	152,811
Heineken NV	4,145	369,565
ING Groep NV	69,448	1,130,585
Koninklijke Ahold Delhaize NV	23,009	476,712
Koninklijke DSM NV	3,259	233,130
Koninklijke KPN NV	61,228	177,077
Koninklijke Philips NV	16,996	589,107
Koninklijke Vopak NV	1,254	56,579
Mobileye NV†	3,100	191,952
NN Group NV	5,647	187,245
NXP Semiconductors NV†	5,200	549,900
QIAGEN NV	5,774	172,650
Randstad Holding NV	2,138	127,415
RELX NV	17,780	343,874
STMicroelectronics NV	11,968	193,596
Unilever NV CVA	29,133	1,527,861
Wolters Kluwer NV	5,398	229,263

		10,260,064

New Zealand — 0.2%
Auckland International Airport, Ltd.	17,512	82,964
Contact Energy, Ltd.	12,641	45,219
Fletcher Building, Ltd.	12,513	73,457
Mercury NZ, Ltd.	13,191	29,118
Meridian Energy, Ltd.	23,461	44,620
Ryman Healthcare, Ltd.	6,886	40,802
Spark New Zealand, Ltd.	32,674	82,893

		399,073

Norway — 0.6%
DNB ASA	17,487	273,120
Gjensidige Forsikring ASA	3,647	56,026
Marine Harvest ASA	6,810	113,262
Norsk Hydro ASA	24,082	137,435
Orkla ASA	14,686	132,988
Schibsted ASA, Class A	1,363	33,892
Schibsted ASA, Class B	1,583	35,491
Statoil ASA	20,182	333,076
Telenor ASA	13,384	216,364
Yara International ASA	3,205	119,152

		1,450,806

Papua New Guinea — 0.1%
Oil Search, Ltd.	24,471	132,298

Portugal — 0.2%
EDP - Energias de Portugal SA	42,648	140,763
Galp Energia SGPS SA	8,990	139,743
Jeronimo Martins SGPS SA	4,499	82,578

		363,084

Singapore — 1.2%
Ascendas Real Estate Investment Trust	42,600	78,056
CapitaLand Commercial Trust	40,100	46,640
CapitaLand Mall Trust	43,200	60,913
CapitaLand, Ltd.	46,800	125,948
City Developments, Ltd.	7,400	57,149
ComfortDelGro Corp., Ltd.	38,400	75,308

DBS Group Holdings, Ltd.	31,900	441,803
Global Logistic Properties, Ltd.	47,900	98,738
Hutchison Port Holdings Trust	88,000	35,640
Jardine Cycle & Carriage, Ltd.	1,700	57,468
Keppel Corp., Ltd.	26,000	121,147
Oversea-Chinese Banking Corp., Ltd.	56,200	394,202
SATS, Ltd.	11,800	42,989
Sembcorp Industries, Ltd.	17,400	37,735
Singapore Airlines, Ltd.	9,100	66,761
Singapore Exchange, Ltd.	14,300	75,740
Singapore Press Holdings, Ltd.	26,000	64,574
Singapore Technologies Engineering, Ltd.	28,600	77,582
Singapore Telecommunications, Ltd.	146,900	393,233
StarHub, Ltd.	9,900	19,769
Suntec Real Estate Investment Trust	45,000	57,009
United Overseas Bank, Ltd.	23,500	366,675
UOL Group, Ltd.	8,900	46,120
Wilmar International, Ltd.	35,100	89,185
Yangzijiang Shipbuilding Holdings, Ltd.	35,400	29,138

		2,959,522

Spain — 3.3%
Abertis Infraestructuras SA	11,594	203,964
ACS Actividades de Construccion y Servicios SA	3,420	126,776
Aena SA*	1,209	213,348
Amadeus IT Group SA	7,830	422,196
Banco Bilbao Vizcaya Argentaria SA	117,695	942,180
Banco de Sabadell SA	95,740	184,175
Banco Popular Espanol SA†	60,519	42,455
Banco Santander SA	261,308	1,704,156
Bankia SA	82,494	100,105
Bankinter SA	12,160	107,066
CaixaBank SA	64,311	292,055
Distribuidora Internacional de Alimentacion SA	11,309	67,323
Enagas SA	4,142	108,962
Endesa SA	5,711	134,591
Ferrovial SA	8,699	185,110
Gas Natural SDG SA	6,351	143,621
Grifols SA	5,365	144,086
Iberdrola SA	99,183	713,280
Industria de Diseno Textil SA	19,578	750,899
International Consolidated Airlines Group SA	15,261	110,681
Mapfre SA	19,379	67,635
Red Electrica Corp. SA	7,664	149,436
Repsol SA	20,244	320,523
Telefonica SA	81,378	900,190
Zardoya Otis SA	3,468	32,148

		8,166,961

Sweden — 2.8%
Alfa Laval AB	5,277	108,253
ASSA ABLOY AB, Class B	18,012	390,243
Atlas Copco AB, Class A	12,007	448,976
Atlas Copco AB, Class B	6,998	232,758
Boliden AB	4,912	140,417
Electrolux AB, Series B	4,334	128,739
Getinge AB, Class B	3,582	70,004
Hennes & Mauritz AB, Class B	17,070	422,833
Hexagon AB, Class B	4,630	201,618
Husqvarna AB, Class B	7,483	74,388
ICA Gruppen AB	1,417	48,378
Industrivarden AB, Class C	2,917	67,843
Investor AB, Class B	8,210	375,310
Kinnevik AB, Class B	4,221	112,658
L E Lundbergforetagen AB	698	50,553
Lundin Petroleum AB†	3,330	63,575
Nordea Bank AB	54,368	669,065
Sandvik AB	19,097	306,594
Securitas AB, Class B	5,577	92,181
Skandinaviska Enskilda Banken AB, Class A	27,204	313,279
Skanska AB, Class B	6,049	144,715
SKF AB, Class B	7,147	157,024
Svenska Cellulosa AB SCA, Class B	10,923	361,827
Svenska Handelsbanken AB, Class A	27,285	387,220
Swedbank AB, Class A	16,183	383,504
Swedish Match AB	3,328	109,790
Tele2 AB, Class B	6,510	65,561
Telefonaktiebolaget LM Ericsson, Class B	55,070	355,018
Telia Co AB	47,000	191,560
Volvo AB, Class B	27,843	455,494

		6,929,378

Switzerland — 8.5%
ABB, Ltd.	33,738	825,988
Actelion, Ltd.	1,738	463,932
Adecco Group AG	2,914	216,427
Aryzta AG	1,574	51,111
Baloise Holding AG	883	129,477
Barry Callebaut AG	40	54,915
Chocoladefabriken Lindt & Spruengli AG	1	66,442
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	17	95,593
Cie Financiere Richemont SA	9,349	781,276
Coca-Cola HBC AG	3,271	90,748
Credit Suisse Group AG	35,583	541,076
Dufry AG†	823	134,823
EMS-Chemie Holding AG	148	92,742
Galenica AG	69	74,964
Geberit AG	666	303,348
Givaudan SA	166	319,821
Julius Baer Group, Ltd.	4,017	209,328
Kuehne & Nagel International AG	952	143,900
LafargeHolcim, Ltd.	8,173	463,274
Lonza Group AG	1,042	213,113
Nestle SA	55,805	4,298,948
Novartis AG	39,991	3,076,694
Pargesa Holding SA	666	49,766
Partners Group Holding AG†	311	188,007
Roche Holding AG	12,590	3,293,645
Schindler Holding AG (Participation Certificate)	737	150,585
Schindler Holding AG	350	69,508
SGS SA	98	220,525
Sika AG	40	255,276
Sonova Holding AG	939	138,821
Swatch Group AG (TRQX)	556	222,568
Swatch Group AG (XEGT)	896	69,519
Swiss Life Holding AG	570	185,493
Swiss Prime Site AG	1,241	107,574
Swiss Re AG	5,787	503,673
Swisscom AG	461	201,079
Syngenta AG†	1,660	771,441
UBS Group AG	65,559	1,120,103
Zurich Insurance Group AG	2,698	746,763

		20,942,286

United Kingdom — 15.9%
3i Group PLC	17,384	178,662

Aberdeen Asset Management PLC	16,535	59,751
Admiral Group PLC	3,808	99,185
Anglo American PLC†	25,102	359,746
Antofagasta PLC	7,007	76,052
Ashtead Group PLC	8,963	189,341
Associated British Foods PLC	6,375	232,019
AstraZeneca PLC	22,671	1,361,731
Auto Trader Group PLC*	17,684	91,869
Aviva PLC	72,637	493,446
Babcock International Group PLC	4,392	51,140
BAE Systems PLC	56,715	460,577
Barclays PLC	303,607	834,634
Barratt Developments PLC	18,074	135,658
Berkeley Group Holdings PLC	2,368	99,924
BHP Billiton PLC	37,860	576,176
BP PLC	338,822	1,941,876
British American Tobacco PLC	33,436	2,258,423
British Land Co. PLC	17,644	150,027
BT Group PLC	151,662	598,628
Bunzl PLC	6,087	189,844
Burberry Group PLC	7,872	164,560
Capita PLC	12,015	86,524
Carnival PLC	3,403	210,064
Centrica PLC	98,381	252,170
Cobham PLC	30,609	52,529
Coca-Cola European Partners PLC	3,899	147,505
Compass Group PLC	29,328	591,816
Croda International PLC	2,353	114,712
Diageo PLC	45,065	1,311,241
Direct Line Insurance Group PLC	24,334	110,059
Dixons Carphone PLC	17,550	76,262
easyJet PLC	2,808	42,479
Fresnillo PLC	3,992	75,075
G4S PLC	27,726	109,564
GKN PLC	30,793	143,140
GlaxoSmithKline PLC	87,401	1,754,626
Hammerson PLC	14,352	109,209
Hargreaves Lansdown PLC	4,695	83,796
Hikma Pharmaceuticals PLC	2,569	64,451
HSBC Holdings PLC	354,682	2,923,978
IMI PLC	4,888	80,973
Imperial Brands PLC	17,195	842,287
Inmarsat PLC	8,123	86,008
InterContinental Hotels Group PLC	3,364	178,465
Intertek Group PLC	2,882	151,774
intu Properties PLC	17,281	61,708
Investec PLC	11,657	86,286
ITV PLC	65,216	177,382
J Sainsbury PLC	29,381	104,801
Johnson Matthey PLC	3,500	135,044
Kingfisher PLC	39,766	175,786
Land Securities Group PLC	14,084	201,752
Legal & General Group PLC	106,517	339,521
Lloyds Banking Group PLC	1,151,122	1,031,725
London Stock Exchange Group PLC	5,675	248,659
Marks & Spencer Group PLC	28,922	137,327
Mediclinic International PLC	6,565	69,809
Meggitt PLC	13,838	82,894
Merlin Entertainments PLC*	12,706	83,189
Mondi PLC	6,640	172,088
National Grid PLC	67,295	871,604
Next PLC	2,495	139,117
Old Mutual PLC	88,478	222,317
Pearson PLC	14,753	122,101
Persimmon PLC	5,508	166,221
Provident Financial PLC	2,639	109,514
Prudential PLC	46,257	1,028,090
Reckitt Benckiser Group PLC	11,319	1,042,498
RELX PLC	19,538	396,286
Rio Tinto PLC	22,149	878,407
Rolls-Royce Holdings PLC	32,952	346,557
Rolls-Royce Holdings PLC (Entitlement Shares)†	2,339,592	3,030
Royal Bank of Scotland Group PLC†	63,621	218,695
Royal Dutch Shell PLC, Class A	78,223	2,028,820
Royal Dutch Shell PLC, Class B	67,069	1,782,960
Royal Mail PLC	15,991	83,364
RSA Insurance Group PLC	18,153	140,130
Sage Group PLC	19,152	166,198
Schroders PLC	2,448	101,049
Segro PLC	14,777	92,959
Severn Trent PLC	4,197	126,386
Sky PLC	18,553	238,376
Smith & Nephew PLC	15,712	258,447
Smiths Group PLC	7,071	150,197
SSE PLC	18,109	326,256
St James’s Place PLC	9,474	140,868
Standard Chartered PLC†	58,806	549,305
Standard Life PLC	35,551	167,560
Tate & Lyle PLC	8,208	80,423
Taylor Wimpey PLC	58,540	151,642
Tesco PLC†	146,378	347,421
Travis Perkins PLC	4,502	93,937
Unilever PLC	23,037	1,185,146
United Utilities Group PLC	12,156	153,272
Vodafone Group PLC	476,732	1,229,060
Weir Group PLC	3,888	100,261
Whitbread PLC	3,267	170,738
William Hill PLC	15,488	58,876
WM Morrison Supermarkets PLC	39,620	123,107
Worldpay Group PLC*	32,164	124,976

		39,026,118

Total Common Stocks (cost $229,566,013)		238,287,723

EXCHANGE-TRADED FUNDS — 2.4%
iShares MSCI EAFE ETF (cost $5,604,559)	90,630	5,782,194

RIGHTS — 0.0%
Australia — 0.0%
TPG Telecom, Ltd. Expires 05/22/2017 (Strike price AUD 5.25)	539	262
United Kingdom — 0.0%
Cobham PLC Expires 05/04/2017 (Strike price GBP 75)	12,244	9,039

Total Rights (cost $6,307)		9,301

Total Long-Term Investment Securities (cost $235,176,879)		244,079,218

REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.09%, dated 04/28/2017, to be repurchased 05/01/2017 in the amount of $503,004 collateralized by $505,000 of United States Treasury Bonds, bearing interest at 3.00% due 11/15/2044 and having an approximate value of $515,281 (cost $503,000)	$503,000	503,000

TOTAL INVESTMENTS (cost $235,679,879) (1)	99.8%	244,582,218
Other assets less liabilities	0.2	604,696

NET ASSETS	100.0%	$245,186,914

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2017, the aggregate value of these securities was $1,270,359 representing 0.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

AUD — Australian Dollar

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

ETF — Exchange-Traded Fund

FDR — Fiduciary Depositary Receipt

GBP — British Pound Sterling

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

TRQX — Turquoise Stock Exchange

XEGT — Equiduct Stock Exchange

Industry Allocation*
Medical-Drugs	8.1%
Banks-Commercial	7.9
Diversified Banking Institutions	5.3
Oil Companies-Integrated	3.9
Auto-Cars/Light Trucks	3.4
Food-Misc./Diversified	2.8
Telephone-Integrated	2.6
Exchange-Traded Funds	2.4
Insurance-Life/Health	2.3
Electric-Integrated	2.2
Cosmetics & Toiletries	2.1
Insurance-Multi-line	2.1
Chemicals-Diversified	2.1
Real Estate Investment Trusts	1.8
Tobacco	1.5
Food-Retail	1.2
Real Estate Operations & Development	1.2
Brewery	1.1
Diversified Manufacturing Operations	1.1
Transport-Rail	1.1
Metal-Diversified	1.1
Electronic Components-Misc.	1.0
Auto/Truck Parts & Equipment-Original	1.0
Import/Export	1.0
Machinery-Electrical	0.9
Cellular Telecom	0.9
Diversified Minerals	0.9
Gas-Distribution	0.9
Chemicals-Specialty	0.8
Beverages-Wine/Spirits	0.8
Retail-Apparel/Shoe	0.7
Insurance-Property/Casualty	0.7
Enterprise Software/Service	0.7
Diversified Operations	0.7
Soap & Cleaning Preparation	0.7
Industrial Gases	0.7
Building & Construction Products-Misc.	0.7
Rubber-Tires	0.6
Finance-Other Services	0.6
Insurance-Reinsurance	0.6
Building-Heavy Construction	0.6
Building-Residential/Commercial	0.6
Building & Construction-Misc.	0.6
Aerospace/Defense	0.5
Audio/Video Products	0.5
Real Estate Management/Services	0.5
Semiconductor Equipment	0.5
Retail-Jewelry	0.5
Commercial Services	0.5
Textile-Apparel	0.5
Transport-Services	0.5
Machinery-Construction & Mining	0.5
Medical Products	0.5
Office Automation & Equipment	0.5
Building Products-Cement	0.4
Machinery-General Industrial	0.4
Aerospace/Defense-Equipment	0.4
Steel-Producers	0.4
Medical-Biomedical/Gene	0.4
Agricultural Chemicals	0.4
Telecom Services	0.4
Electronic Components-Semiconductors	0.4
Dialysis Centers	0.3
Electric Products-Misc.	0.3
Electronic Measurement Instruments	0.3
Food-Catering	0.3
Power Converter/Supply Equipment	0.3
Investment Companies	0.3
Oil Companies-Exploration & Production	0.3
Athletic Footwear	0.3
Human Resources	0.3
Public Thoroughfares	0.3
Industrial Automated/Robotic	0.3
Auto-Heavy Duty Trucks	0.3
Apparel Manufacturers	0.3
Retail-Major Department Stores	0.3
Paper & Related Products	0.3
Toys	0.3
Wireless Equipment	0.3
Hotels/Motels	0.3
Finance-Investment Banker/Broker	0.3
Multimedia	0.3
Water	0.3
Distribution/Wholesale	0.2
Casino Hotels	0.2
Computer Services	0.2
Oil Refining & Marketing	0.2
Airport Development/Maintenance	0.2
Machinery-Farming	0.2
Cable/Satellite TV	0.2
Semiconductor Components-Integrated Circuits	0.2
Medical-Generic Drugs	0.2
Security Services	0.2
Computers-Integrated Systems	0.2
Medical Instruments	0.2
Advertising Services	0.2
Repurchase Agreements	0.2
Advertising Agencies	0.2
Optical Supplies	0.2
Machine Tools & Related Products	0.2
Electronics-Military	0.2
Building Products-Air & Heating	0.2
Transactional Software	0.2
Beverages-Non-alcoholic	0.2
Television	0.2
Finance-Leasing Companies	0.2

Electronic Security Devices	0.2
Gold Mining	0.2
Web Portals/ISP	0.2
Rental Auto/Equipment	0.2
Electric-Transmission	0.2
Metal Processors & Fabrication	0.2
Transport-Marine	0.1
Photo Equipment & Supplies	0.1
Energy-Alternate Sources	0.1
Investment Management/Advisor Services	0.1
Commercial Services-Finance	0.1
Gambling (Non-Hotel)	0.1
Networking Products	0.1
Computer Data Security	0.1
Resorts/Theme Parks	0.1
Satellite Telecom	0.1
Retail-Discount	0.1
Diversified Financial Services	0.1
Publishing-Periodicals	0.1
Appliances	0.1
Medical-Hospitals	0.1
Containers-Paper/Plastic	0.1
E-Commerce/Products	0.1
Private Equity	0.1
Retail-Misc./Diversified	0.1
Diversified Operations/Commercial Services	0.1
Finance-Credit Card	0.1
Food-Meat Products	0.1
Casino Services	0.1
Cruise Lines	0.1
Coatings/Paint	0.1
Computer Aided Design	0.1
Bicycle Manufacturing	0.1
Metal-Aluminum	0.1
Pipelines	0.1
Gas-Transportation	0.1
Printing-Commercial	0.1
Retail-Home Furnishings	0.1
Retail-Building Products	0.1
Building-Maintenance & Services	0.1
Retail-Vision Service Center	0.1
Diagnostic Kits	0.1
Applications Software	0.1
Steel Pipe & Tube	0.1
Building Products-Doors & Windows	0.1
Travel Services	0.1
Computers-Memory Devices	0.1
Tools-Hand Held	0.1
Transport-Truck	0.1
Motorcycle/Motor Scooter	0.1
MRI/Medical Diagnostic Imaging	0.1
Metal-Iron	0.1
Consulting Services	0.1
Lighting Products & Systems	0.1
Electronic Connectors	0.1
Telecommunication Equipment	0.1

99.8%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
United Kingdom	$39,023,088	$3,030	$—	$39,026,118
Other Countries	199,261,605	—	—	199,261,605
Exchange-Traded Funds	5,782,194	—	—	5,782,194
Rights:
Australia	—	262	—	262
United Kingdom	9,039	—	—	9,039
Repurchase Agreements	—	503,000	—	503,000

Total Investments at Value	$244,075,926	$506,292	$—	$244,582,218

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS—April 30, 2017—(unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of April 30, 2017, is reported on a schedule following portfolio of investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and a Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued based at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the Global Bond, SA BlackRock VCP Global Multi Asset, SA Schroders VCP Global Allocation, VCPSM Value, Telecom Utility, International Growth and Income and International Diversified Equities Portfolios used forward currency contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. In addition, the Global Bond, SA BlackRock VCP Global Multi Asset, SA Schroders VCP Global Allocation and VCP Total Return BalancedSM Portfolios also used forward currency contracts to enhance return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Futures: During the period, the Corporate Bond and Global Bond Portfolios used futures contracts to manage duration and yield curve positioning. The SA JPMorgan MFS Core Bond Portfolio used futures contracts to increase or decrease exposure to bond markets, to manage duration and yield curve positioning, and hedge against changes in interest rates. The Balanced, SA BlackRock VCP Global Multi Asset, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced and VCP Total Return BalancedSM Portfolios used futures contracts to increase or decrease exposure to equity and bond markets and to hedge against changes in interest rates, and prices of bonds. The SunAmerica Dynamic Allocation, SunAmerica Dynamic Strategy, SA Large Cap Index, and Emerging Markets Portfolios used futures contracts to increase or decrease exposure to equity markets. In addition, the SA BlackRock VCP Global Multi Asset Portfolio used futures contracts to control currency exposure. In addition, SA Schroders VCP Global Allocation used futures contracts to manage duration.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Options: During the period, the Balanced, SunAmerica Dynamic Allocation, SunAmerica Dynamic Strategy, SA BlackRock VCP Global Multi Asset, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced and VCP Total Return BalancedSM Portfolios used options contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked-to-market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Transactions in options written during the period ending April 30, 2017 are summarized as follows:

	SunAmerica Dynamic Allocation Portfolio		SunAmerica Dynamic Strategy Portfolio		SA T. Rowe Price VCP Balanced Portfolio		VCP Total Return Balanced Portfolio
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Notional Amounts	Premiums Received	Number of Contracts	Notional Amounts (EUR)	Notional Amounts (USD)	Premiums Received
Options outstanding as of January 31, 2017	3,680,000	$26,421,708	2,000,000	$14,468,755	—	$—	—	—	$299,600,000	$1,602,331
Options written	8,820,000	69,291,127	4,770,000	37,617,910	11,000,000	19,900	118	EUR 16,800,000	15,400,000	174,115
Options terminated in closing purchase transactions	(8,820,000)	(66,338,773)	(4,780,000)	(36,149,522)	(10,000,000)	(19,000)	—	—	—	—
Options exercised	—	—	—	—	—	—	—	—	(8,800,000)	(70,400)
Options expired (written)	—	—	—	—	—	—	(118)	—	(8,800,000)	(86,602)

Options outstanding as of April 30, 2017	3,680,000	$29,374,062	1,990,000	$15,937,143	$1,000,000	900	—	EUR 16,800,000	$297,400,000	$1,619,444

Option contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolio and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolios’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the Global Bond Portfolio used credit default swaps to manage credit risk and to express active credit views to enhance returns. The VCP Total Return BalancedSM Portfolio used credit default swaps as a substitute for physical securities.

Credit default swaps generally are contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule following each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Equity Swap Agreements: During the period, the Global Bond and VCP Total Return BalancedSM Portfolios used equity swaps to gain exposure to a security or market index and to enhance total return.

Equity swaps and total return swaps, a type of equity swap, are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted against each other, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Interest Rate Swap Agreements: During the period, the Global Bond Portfolio used interest rate swap agreements, to manage exposure to fluctuations in interest rates and/or express inflation views to enhance returns. The VCP Total Return BalancedSM Portfolio used interest rate swap agreements to manage exposure to fluctuations in interest rates.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

The following tables represent the value of derivatives held as of April 30, 2017, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of April 30, 2017, please refer to a schedule following each Portfolio’s Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts		Foreign Exchange Contracts
Portfolio	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Swap Contracts(2)	Options Purchased(3)	Foreign Exchange Contracts(4)	Total
Corporate Bond	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Global Bond	13,373	1,613,367	—	—	—	—	1,225	—	3,877,465	5,505,430
SA JPMorgan MFS Core Bond	35,000	—	—	—	—	—	—	—	—	35,000
Balanced	5,775	—	453	—	—	—	—	—	—	6,228
SunAmerica Dynamic Allocation	—	—	—	—	—	35,249,778	—	—	—	35,249,778
SunAmerica Dynamic Strategy	—	—	—	—	—	18,948,613	—	—	—	18,948,613
SA BlackRock VCP Global Multi Asset	105,375	—	—	44,118	—	564,955	—	—	977,182	1,691,630
SA Schroders VCP Global Allocation	108,690	—	—	116,077	—	199,770	—	—	2,510,965	2,935,502
SA T.Rowe Price VCP Balanced	3,469	—	—	—	—	473,722	—	—	—	477,191
VCP Total Return BalancedSM	46,343	591,917	1,705,380	—	5,904,382	2,148,284	368,619	—	197,748	10,962,673
VCPSM Value	—	—	—	—	—	—	—	—	64,465	64,465
Telecom Utility	—	—	—	—	—	—	—	—	32,940	32,940
Large Cap Index	—	—	—	—	—	—	—	—	—	—
International Growth and Income	—	—	—	—	—	—	—	—	1,435,374	1,435,374
International Diversified Equities	—	—	—	—	—	—	—	—	135,743	135,743
Emerging Markets	—	—	—	—	—	—	—	—	—	—

	Liability Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts		Foreign Exchange Contracts
Portfolio	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Swap Contracts(5)	Options Written (6)	Foreign Exchange Contracts(7)	Total
Corporate Bond	$52,344	$—	$—	$—	$—	$—	$—	$—	$—	$52,344
Global Bond	57,177	1,991,186	—	—	7,789	—	914,327	—	4,629,843	7,600,322
SA JPMorgan MFS Core Bond	4,687	—	—	—	—	—	—	—	—	4,687
Balanced	12,881	—	—	840	—	—	—	—	—	13,721
SunAmerica Dynamic Allocation	—	—	—	17,220,000	—	27,311,410	—	—	—	44,531,410
SunAmerica Dynamic Strategy	—	—	—	8,036,000	—	14,807,328	—	—	—	22,843,328
SA BlackRock VCP Global Multi Asset	6,453	—	—	201,034	—	—	—	—	182,639	390,126
SA Schroders VCP Global Allocation	104,773	—	—	314,330	—	—	—	—	748,484	1,167,587
SA T.Rowe Price VCP Balanced	38,719	—	—	474,620	—	—	—	900	—	514,239
VCP Total Return BalancedSM	11,813	2,033,343	1,980,867	2,571,260	—	—	—	18,851	879,332	7,495,466
VCPSM Value	—	—	—	—	—	—	—	—	184,801	184,801
Telecom Utility	—	—	—	—	—	—	—	—	159,548	159,548
Large Cap Index	—	—	—	73,640	—	—	—	—	—	73,640
International Growth and Income	—	—	—	—	—	—	—	—	450,831	450,831
International Diversified Equities	—	—	—	—	—	—	—	—	—	—
Emerging Markets	—	—	—	2,860	—	—	—	—	—	2,860

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on swap contracts
(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Unrealized depreciation on swap contracts
(6)	Call and put options written, at value
(7)	Unrealized depreciation on forward foreign currency contracts
(8)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation/ (Depreciation)	Portfolio	Cumulative Appreciation/ (Depreciation)
Corporate Bond	$(811,527)	SA T. Rowe Price VCP Balanced	$3,347,962
Global Bond	347,390	VCP Total Return BalancedSM	4,551,016
SA JPMorgan MFS Core Bond	268,302	SA Large Cap Index	1,523
Balanced	(123,335)	Emerging Markets	18,981
SunAmerica Dynamic Allocation	50,773,953
SunAmerica Dynamic Strategy	22,514,042
SA BlackRock VCP Global Multi Asset	2,933,882
SA Schroders VCP Global Allocation	2,648,914

Note 2. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Series Trust, Anchor Series Trust and Seasons Series Trust and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the period ended April 30, 2017, transactions in these securities were as follows:

SunAmerica Dynamic Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2017	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2017
SunAmerica Series Trust
Ultra Short Bond Portfolio, Class 1	$—	$—	$172,476,550	$20,017,012	$3,917,285	$12,365	$456,791	$189,045,433
Corporate Bond Portfolio, Class 1	—	—	414,244,867	34,022	53,031,860	(1,162,738)	9,531,318	369,615,609
Global Bond Portfolio, Class 1	—	—	56,174,177	4,253	979,321	(30,617)	1,086,559	56,255,051
High-Yield Bond Portfolio, Class 1	—	—	105,713,141	6,379	20,567,626	(921,137)	3,525,064	87,755,821
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	625,097,307	51,036	57,146,436	(828,859)	9,709,714	576,882,762
SA Fixed Income Index Portfolio, Class 1	—	—	—	180,017,013	3,128,128	814	1,556,241	178,445,940
SA Large Cap Index Portfolio, Class 1	—	—	1,157,826,120	104,198	73,993,374	28,416,618	27,512,988	1,139,866,550
Growth-Income Portfolio, Class 1	—	—	436,786,621	38,277	33,813,893	6,280,050	6,825,436	416,116,491
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	199,425,035	17,012	23,114,575	(3,349,054)	11,424,642	184,403,060
Capital Growth Portfolio, Class 1	—	—	118,863,740	35,017,012	3,917,285	349,664	8,521,551	158,834,682
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	320,905,808	34,024	7,637,281	1,106,477	17,966,995	332,376,023
Fundamental Growth Portfolio, Class 1	—	—	25,133,212	2,126	489,660	(125,959)	2,537,681	27,057,400
Blue Chip Growth Portfolio	—	—	380,099,563	34,024	7,834,571	1,181,456	20,069,825	393,550,297
Real Estate Portfolio, Class 1	—	—	80,830,856	11,008,506	1,958,643	123,372	1,596,372	91,600,463
Small Company Value Portfolio, Class 1	—	—	158,532,107	10,632	37,645,593	1,322,462	(134,365)	122,085,243
Mid-Cap Growth Portfolio, Class 1	—	—	93,038,521	8,506	1,958,643	464,512	4,815,876	96,368,772
Aggressive Growth Portfolio, Class 1	—	—	25,363,498	2,126	489,659	111,591	2,115,828	27,103,384
Growth Opportunities Portfolio, Class 1	—	—	95,121,146	8,506	1,958,643	181,527	6,559,021	99,911,557
SA Janus Focused Growth Portfolio, Class 1	—	—	—	15,004,253	760,840	9,002	723,570	14,975,985
International Diversified Equities Portfolio, Class 1	—	—	267,526,674	21,265	24,093,897	(2,001,895)	23,628,765	265,080,912
SA Mid Cap Index Portfolio, Class 1	—	—	—	68,508,506	1,564,064	31,515	626,774	67,602,731
SA Small Cap Index Portfolio, Class 1	—	—	—	54,706,379	1,173,048	32,089	738,861	54,304,281
Global Equities Portfolio, Class 1	—	—	319,822,804	25,518	38,073,218	9,429,403	5,629,597	296,834,104
Emerging Markets Portfolio, Class 1	—	—	124,475,421	10,632	10,148,303	(62,451)	10,698,843	124,974,142
Foreign Value Portfolio, Class 1	—	—	284,691,918	21,265	55,093,896	(9,362,005)	21,161,817	241,419,099
SA International Index Portfolio, Class 1	—	—	—	140,012,759	2,346,096	23,446	6,453,138	144,143,247
Seasons Series Trust
Stock Portfolio, Class 1	—	—	330,249,109	29,770	6,855,249	1,649,218	30,284,932	355,357,780
Large Cap Growth Portfolio, Class 1	—	—	160,374,427	17,011	3,818,640	97,926	12,500,099	169,170,823
Large Cap Value Portfolio, Class 1	—	—	385,161,245	29,771	27,052,539	8,467,126	3,727,992	370,333,595
Mid Cap Growth Portfolio, Class 1	—	—	90,724,697	8,506	1,958,642	454,447	4,885,898	94,114,906
Mid Cap Value Portfolio, Class 1	—	—	188,191,653	10,632	29,645,592	(1,820,478)	5,105,684	161,841,899
Small Cap Portfolio, Class 1	—	—	116,743,761	8,506	16,958,643	4,032,015	(3,143,705)	100,681,934
International Equity Portfolio, Class 1	—	—	317,836,603	25,518	35,974,573	2,518,464	17,983,874	302,389,886
Diversified Fixed Income Portfolio, Class 1	—	—	648,381,723	13,059,541	13,710,498	(863,175)	10,789,877	657,657,468
Real Return Portfolio, Class 1	—	—	119,541,407	41,517,012	3,917,285	(54,460)	1,204,063	158,290,737
SA Columbia Focused Growth Portfolio, Class 1	—	—	78,866,444	6,379	14,468,982	(3,274,624)	10,567,966	71,697,183
SA Columbia Focused Value Portfolio, Class 1	—	—	212,096,419	17,012	31,015,930	11,035,449	(3,306,006)	188,826,944
Anchor Series Trust
Government and Quality Bond Portfolio, Class 1	—	—	541,313,597	48,909	56,360,840	(2,410,962)	8,607,617	491,198,321
Growth and Income Portfolio, Class 1	—	—	190,110,382	17,012	13,917,285	5,162,465	4,899,286	186,271,860
Growth Portfolio, Class 1	—	—	190,813,103	12,759	48,135,254	(5,584,681)	13,383,490	150,489,417
Capital Appreciation Portfolio, Class 1	—	—	181,390,817	17,012	3,917,285	(505,524)	15,193,619	192,178,639

	$—	$—	$9,213,944,473	$579,550,591	$774,543,075	$50,134,854	$338,023,588	$9,407,110,431

†	Includes reinvestments of distributions paid.

SunAmerica Dynamic Strategy Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2017	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2017
SunAmerica Series Trust
Ultra Short Bond Portfolio, Class 1	$—	$—	51,525,011	$20,024,599	$1,018,096	$1,178	$171,989	$70,704,681
Corporate Bond Portfolio, Class 1	—	—	187,603,485	92,623	3,963,655	(65,734)	4,228,983	187,895,702
Global Bond Portfolio, Class 1	—	—	87,692,680	26,105	41,601,274	(186,048)	850,907	46,782,370
High-Yield Bond Portfolio, Class 1	—	—	36,624,289	18,449	763,572	8,202	1,034,588	36,921,956
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	269,402,113	622,749	20,527,863	195,327	3,689,785	253,382,111
SA Fixed Income Index Portfolio, Class 1	—	—	—	95,046,188	869,839	1,764	828,529	95,006,642
SA Large Cap Index Portfolio, Class 1	—	—	535,615,007	19,258,290	45,690,008	12,205,668	13,360,209	534,749,166
Growth-Income Portfolio, Class 1	—	—	300,427,665	147,594	6,108,575	939,728	8,533,993	303,940,405
Equity Opportunities Portfolio, Class 1	—	—	258,518,027	122,995	5,090,481	1,528,326	12,362,380	267,441,247
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	267,818,867	122,995	30,090,480	(9,786,311)	20,658,648	248,723,719
“Dogs” of Wall Street Portfolio, Class 1	—	—	150,841,786	73,797	3,054,288	509,384	6,295,481	154,666,160
SA AB Growth Portfolio, Class 1	—	—	152,004,701	73,797	3,054,288	748,858	13,899,746	163,672,814
Capital Growth Portfolio, Class 1	—	—	98,542,155	49,198	2,036,192	266,916	6,121,142	102,943,219
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	309,576,906	147,594	21,108,576	2,807,180	15,577,404	307,000,508
Real Estate Portfolio, Class 1	—	—	43,253,873	8,024,599	1,018,096	(13,174)	917,210	51,164,412
Small Company Value Portfolio, Class 1	—	—	50,337,435	18,826	909,367	25,281	493,852	49,966,027
Mid-Cap Growth Portfolio, Class 1	—	—	49,414,515	18,826	13,909,367	(2,226,197)	4,780,671	38,078,448
SA Janus Focused Growth Portfolio, Class 1	—	—	100,246,054	49,198	2,036,191	(35,292)	8,499,829	106,723,598
SA Mid Cap Index Portfolio, Class 1	—	—	—	40,723,094	434,920	(4,753)	108,478	40,391,899
SA Small Cap Index Portfolio, Class 1	—	—	—	39,723,094	434,919	(9,542)	137,793	39,416,426
Growth Opportunities Portfolio, Class 1	—	—	480,762	—	498,624	14,869	2,993	—
Small & Mid Cap Value Portfolio, Class 1	—	—	105,388,974	37,651	21,818,732	(2,509,693)	3,390,681	84,488,881
International Growth and Income Portfolio, Class 1	—	—	149,480,951	56,477	30,828,099	(689,667)	10,245,107	128,264,769
Global Equities Portfolio, Class 1	—	—	150,279,055	62,250	2,836,828	666,290	6,798,216	154,968,983
Foreign Value Portfolio, Class 1	—	—	255,972,232	111,448	31,873,020	(839,482)	12,268,231	235,639,409
SA International Index Portfolio, Class 1	—	—	—	91,040,414	761,109	11,035	4,241,767	94,532,107
Seasons Series Trust
Large Cap Growth Portfolio, Class 1	—	—	103,708,241	49,198	12,036,192	158,281	7,637,217	99,516,745
Large Cap Value Portfolio, Class 1	—	—	402,727,492	196,792	23,144,768	3,491,444	9,213,887	392,484,847
Mid Cap Growth Portfolio, Class 1	—	—	50,239,075	24,599	4,418,096	566,666	2,368,988	48,781,232
Mid Cap Value Portfolio, Class 1	—	—	50,305,563	24,599	3,918,097	(634,859)	1,552,330	47,329,536
Small Cap Portfolio, Class 1	—	—	149,297,458	62,250	20,836,829	644,575	85,094	129,252,548
International Equities Portfolio, Class 1	—	—	202,967,865	86,849	29,854,925	(2,097,573)	14,674,512	185,776,728
Diversified Fixed Income Portfolio, Class 1	—	—	97,455,184	10,060,745	2,253,652	(90,263)	1,560,497	106,732,511
Real Return Portfolio, Class 1	—	—	71,886,694	36,899	1,527,144	(71,133)	586,050	70,911,366
SA Columbia Focused Value Portfolio, Class 1	—	—	126,309,431	61,498	2,545,240	451,449	4,486,606	128,763,744
Anchor Series Trust
Government and Quality Bond Portfolio, Class 1	—	—	140,877,953	62,249	32,836,827	178,211	1,247,997	109,529,583

	$—	$—	$5,006,821,499	$326,358,528	$425,708,229	$6,160,911	$202,911,790	$5,116,544,499

†	Includes reinvestments of distributions paid.

SA Large Cap Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2017	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at April 30, 2017
American International Group, Inc. - Common Stock	$—	$—	$5,037,406	$—	$215,996	$64,581	$(322,005)	$4,563,986

SA Index Allocation 60/40 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2017	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2017
SunAmerica Series Trust
SA Large Cap Index Portfolio, Class 1	$—	$—	$—	$2,511,924	$2,752	$83	$40,560	$2,549,815
SA Mid Cap Index Portfolio, Class 1	—	—	—	313,990	344	4	3,797	317,447
SA Small Cap Index Portfolio, Class 1	—	—	—	313,990	343	4	6,357	320,008
SA Fixed Income Index Portfolio, Class 1	—	—	—	2,458,817	91,745	103	15,885	2,383,060
SA International Index Portfolio, Class 1	—	—	—	770,087	695	8	23,056	792,456

	$—	$—	$—	$6,368,808	$95,879	$202	$89,655	$6,362,786

SA Index Allocation 80/20 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2017	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2017
SunAmerica Series Trust
SA Large Cap Index Portfolio, Class 1	$—	$—	$—	$3,695,027	$13,031	$445	$52,217	$3,734,658
SA Mid Cap Index Portfolio, Class 1	—	—	-—	739,005	2,606	47	7,665	744,111
SA Small Cap Index Portfolio, Class 1	—	—	—	369,503	1,303	34	7,006	375,240
SA Fixed Income Index Portfolio, Class 1	—	—	—	1,403,604	115,080	147	9,393	1,298,064
SA International Index Portfolio, Class 1	—	—	—	1,292,915	4,042	101	40,705	1,329,679

	$—	$—	$—	$7,500,054	$136,062	$774	$116,986	$7,481,752

SA Index Allocation 90/10 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2017	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at April 30, 2017
SunAmerica Series Trust
SA Large Cap Index Portfolio, Class 1	$—	$—	$—	$9,627,840	$37	$1	$124,110	$9,751,914
SA Mid Cap Index Portfolio, Class 1	—	—	—	1,750,516	7	—	19,234	1,769,743
SA Small Cap Index Portfolio, Class 1	—	—	—	875,258	3	—	16,471	891,726
SA Fixed Income Index Portfolio, Class 1	—	—	—	1,472,170	275,006	375	8,537	1,206,076
SA International Index Portfolio, Class 1	—	—	—	4,054,379	13	—	125,805	4,180,171

	$—	$—	$—	$17,780,163	$275,066	$376	$294,157	$17,799,630

Note 3. Federal Income Taxes

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Ultra Short Bond	$326,777	$(807,790)	$(481,013)	$548,248,247
Corporate Bond	71,153,185	(15,348,398)	55,804,787	1,528,393,918
Global Bond	10,371,997	(11,346,666)	(974,669)	441,870,159
High-Yield Bond	19,162,247	(5,018,979)	14,143,268	394,650,773
SA JPMorgan MFS Core Bond	14,135,523	(21,197,699)	(7,062,176)	1,861,710,410
SA Fixed Income Index	1,384,370	(339,009)	1,045,361	275,573,211
Balanced	20,828,115	(4,650,133)	16,177,982	224,507,930
SA MFS Total Return	86,269,143	(8,008,461)	78,260,682	456,435,998
SunAmerica Dynamic Allocation	640,184,591	(116,107,031)	524,077,560	11,181,034,356
SunAmerica Dynamic Strategy	318,459,300	(83,947,897)	234,511,403	6,092,272,408
SA BlackRock VCP Global Multi Asset	14,670,203	(4,872,146)	9,798,057	556,145,514
SA Schroders VCP Global Allocation	11,016,813	(4,820,087)	6,196,726	474,870,789
SA T. Rowe Price VCP Balanced	54,389,660	(9,544,943)	44,844,717	842,106,608
VCP Total Return BalancedSM	4,438,789	(10,572,777)	(6,133,988)	1,304,533,161
VCPSM Value	133,903,452	(14,889,404)	119,014,048	1,198,990,914
Telecom Utility	5,459,899	(3,688,081)	1,771,818	42,217,936
SA Large Cap Index	413,005,198	(44,649,565)	368,355,633	1,334,212,454
Growth-Income	210,994,955	(21,334,786)	189,660,169	930,353,050
Equity Opportunities	62,819,878	(5,049,279)	57,770,599	354,003,851
SA Legg Mason BW Large Cap Value	230,183,311	(5,771,710)	224,411,601	1,226,898,720
“Dogs” of Wall Street	36,481,640	(3,367,683)	33,113,957	330,000,070
SA AB Growth	110,423,280	(3,686,618)	106,736,662	427,649,046
Capital Growth	46,165,571	(1,949,319)	44,216,252	281,344,532
SA MFS Massachusetts Investors Trust	277,676,422	(11,247,803)	266,428,619	841,886,396
Fundamental Growth	28,313,565	(980,726)	27,332,839	119,451,680
Blue Chip Growth	103,058,297	(11,446,010)	91,612,287	437,430,045
Real Estate	29,695,416	(13,459,380)	16,236,036	384,748,635
Small Company Value	90,522,389	(6,755,617)	83,766,772	317,682,479
Mid-Cap Growth	58,175,174	(11,194,748)	46,980,426	291,927,872
Aggressive Growth	22,837,806	(614,080)	22,223,726	75,489,867
Growth Opportunities	53,351,920	(7,382,850)	45,969,070	233,932,990
SA Janus Focused Growth	49,004,681	(1,313,749)	47,690,932	225,413,261
Technology	17,121,228	(813,765)	16,307,463	50,132,734
Small & Mid Cap Value	114,897,157	(15,963,062)	98,934,095	500,658,748
SA Index Allocation 60/40	89,655	—	89,655	6,273,131
SA Index Allocation 80/20	116,986	—	116,986	7,364,766
SA Index Allocation 90/10	294,158	—	294,158	17,505,472
SA Mid Cap Index	3,335,213	(2,680,826)	654,387	110,940,092
SA Small Cap Index	3,430,526	(2,631,817)	798,709	95,225,673
International Growth and Income	46,228,829	(19,915,837)	26,312,992	293,325,176
Global Equities	90,061,916	(6,641,162)	83,420,754	456,003,138
International Diversified Equities	40,663,614	(13,377,964)	27,285,650	429,161,525
Emerging Markets	66,624,247	(10,496,401)	56,127,846	265,220,242
Foreign Value	177,111,646	(55,093,158)	122,018,488	912,470,304
SA International Index	11,691,092	(2,788,753)	8,902,339	235,679,879

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant of Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: June 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: June 28, 2017

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: June 28, 2017